UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2023

Item 1.

Reports to Stockholders

Fidelity Freedom® Index Funds

Fidelity Freedom® Index Income Fund
Fidelity Freedom® Index 2005 Fund
Fidelity Freedom® Index 2010 Fund
Fidelity Freedom® Index 2015 Fund
Fidelity Freedom® Index 2020 Fund
Fidelity Freedom® Index 2025 Fund
Fidelity Freedom® Index 2030 Fund
Fidelity Freedom® Index 2035 Fund
Fidelity Freedom® Index 2040 Fund
Fidelity Freedom® Index 2045 Fund
Fidelity Freedom® Index 2050 Fund
Fidelity Freedom® Index 2055 Fund
Fidelity Freedom® Index 2060 Fund
Fidelity Freedom® Index 2065 Fund

Semi-Annual Report
September 30, 2023

Contents

Fidelity Freedom® Index Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 (plan accounts and Institutional Premium Class) or 1-800-544-8544 (all other accounts) to request a free copy of the proxy voting guidelines.
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Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Index Income Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Bond Index Fund	43.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.1
Fidelity Series Total Market Index Fund	11.3
Fidelity Series Treasury Bill Index Fund	10.1
Fidelity Series Global ex U.S. Index Fund	7.5
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Cash Central Fund 5.39%	0.0
100.0

Asset Allocation (% of Fund's net assets)

Fidelity Freedom® Index Income Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 11.3%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $109,923,933)	10,327,611	146,342,246

International Equity Funds - 7.5%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $90,327,287)	7,516,875	97,569,037

Bond Funds - 51.0%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	64,890,131	556,757,321
Fidelity Series International Developed Markets Bond Index Fund (a)	7,793,556	65,309,998
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,304,061	38,419,361
TOTAL BOND FUNDS (Cost $793,533,799)		660,486,680

Inflation-Protected Bond Funds - 20.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a) (Cost $273,259,596)	27,424,189	259,707,073

Short-Term Funds - 10.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	24,953	24,958
Fidelity Series Treasury Bill Index Fund (a)	13,192,265	130,999,188
TOTAL SHORT-TERM FUNDS (Cost $131,830,835)		131,024,146

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,398,875,450)	1,295,129,182
NET OTHER ASSETS (LIABILITIES) - 0.0%	(224,563)
NET ASSETS - 100.0%	1,294,904,619

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	24,958	-	-	648	-	-	24,958	0.0%
Total	24,958	-	-	648	-	-	24,958

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	257,927,615	21,978,897	19,677,597	451	(159,027)	(362,815)	259,707,073
Fidelity Series Bond Index Fund	557,932,380	57,993,836	27,200,759	8,730,830	(344,798)	(31,623,338)	556,757,321
Fidelity Series Global ex U.S. Index Fund	97,825,803	12,050,751	10,692,471	-	(121,827)	(1,493,219)	97,569,037
Fidelity Series International Developed Markets Bond Index Fund	64,806,593	6,203,556	3,310,983	1,059,979	(38,681)	(2,350,487)	65,309,998
Fidelity Series Long-Term Treasury Bond Index Fund	39,280,688	7,413,704	1,884,038	602,237	(53,122)	(6,337,871)	38,419,361
Fidelity Series Total Market Index Fund	148,177,292	13,971,277	22,903,188	393,401	1,171,581	5,925,284	146,342,246
Fidelity Series Treasury Bill Index Fund	128,812,983	12,686,420	10,236,164	3,368,243	(11,372)	(252,679)	130,999,188
	1,294,763,354	132,298,441	95,905,200	14,155,141	442,754	(36,495,125)	1,295,104,224

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	146,342,246	146,342,246	-	-

International Equity Funds	97,569,037	97,569,037	-	-

Bond Funds	920,193,753	920,193,753	-	-

Short-Term Funds	131,024,146	131,024,146	-	-
Total Investments in Securities:	1,295,129,182	1,295,129,182	-	-

Fidelity Freedom® Index Income Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $24,958)	$24,958
Other affiliated issuers (cost $1,398,850,492)	1,295,104,224

Total Investment in Securities (cost $1,398,875,450)		$1,295,129,182
Cash		3,510
Receivable for investments sold		8,442,844
Receivable for fund shares sold		9,448
Distributions receivable from Fidelity Central Funds		111
Total assets		1,303,585,095
Liabilities
Payable for investments purchased	$6,327,421
Payable for fund shares redeemed	2,270,991
Accrued management fee	82,064
Total Liabilities		8,680,476
Net Assets		$1,294,904,619
Net Assets consist of:
Paid in capital		$1,411,930,310
Total accumulated earnings (loss)		(117,025,691)
Net Assets		$1,294,904,619

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($170,854,639 ÷ 15,501,279 shares)		$11.02
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($750,528,331 ÷ 68,207,930 shares)		$11.00
Premier Class :
Net Asset Value, offering price and redemption price per share ($373,521,649 ÷ 33,967,569 shares)		$11.00

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$14,155,141
Income from Fidelity Central Funds		648
Total Income		14,155,789
Expenses
Management fee	$517,271
Independent trustees' fees and expenses	2,165
Total expenses before reductions	519,436
Expense reductions	(60)
Total expenses after reductions		519,376
Net Investment income (loss)		13,636,413
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	442,754
Total net realized gain (loss)		442,754
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(36,495,125)
Total change in net unrealized appreciation (depreciation)		(36,495,125)
Net gain (loss)		(36,052,371)
Net increase (decrease) in net assets resulting from operations		$(22,415,958)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,636,413	$37,676,977
Net realized gain (loss)	442,754	(11,757,041)
Change in net unrealized appreciation (depreciation)	(36,495,125)	(74,835,391)
Net increase (decrease) in net assets resulting from operations	(22,415,958)	(48,915,455)
Distributions to shareholders	(13,031,782)	(38,676,177)

Share transactions - net increase (decrease)	35,632,669	68,693,455
Total increase (decrease) in net assets	184,929	(18,898,177)

Net Assets
Beginning of period	1,294,719,690	1,313,617,867
End of period	$1,294,904,619	$1,294,719,690

Financial Highlights
Fidelity Freedom® Index Income Fund Investor Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.32	$12.15	$12.46	$11.60	$11.98	$11.86
Income from Investment Operations
Net investment income (loss) A,B	.12	.34	.20	.14	.24	.25
Net realized and unrealized gain (loss)	(.31)	(.82)	(.25)	.98	.23	.22
Total from investment operations	(.19)	(.48)	(.05)	1.12	.47	.47
Distributions from net investment income	(.11)	(.33)	(.18)	(.15)	(.24)	(.25)
Distributions from net realized gain	-	(.02)	(.08)	(.12)	(.62)	(.10)
Total distributions	(.11)	(.35)	(.26)	(.26) C	(.85) C	(.35)
Net asset value, end of period	$11.02	$11.32	$12.15	$12.46	$11.60	$11.98
Total Return D,E	(1.70)%	(3.90)%	(.50)%	9.72%	3.83%	4.09%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.12%	.15%
Expenses net of fee waivers, if any	.12% H	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.04% H	2.97%	1.59%	1.13%	1.96%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$170,855	$182,799	$219,579	$469,552	$282,522	$167,641
Portfolio turnover rate I	15% H	22%	38%	33%	67%	51%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index Income Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.30	$12.13	$12.44	$11.59	$11.96	$11.84
Income from Investment Operations
Net investment income (loss) A,B	.12	.34	.21	.14	.24	.26
Net realized and unrealized gain (loss)	(.31)	(.82)	(.25)	.98	.25	.22
Total from investment operations	(.19)	(.48)	(.04)	1.12	.49	.48
Distributions from net investment income	(.11)	(.33)	(.19)	(.15)	(.24)	(.26)
Distributions from net realized gain	-	(.02)	(.08)	(.12)	(.62)	(.10)
Total distributions	(.11)	(.35)	(.27)	(.27)	(.86)	(.36)
Net asset value, end of period	$11.00	$11.30	$12.13	$12.44	$11.59	$11.96
Total Return C,D	(1.68)%	(3.88)%	(.44)%	9.68%	3.98%	4.16%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08% G	.08%	.08%	.08%	.08%	.10%
Expenses net of fee waivers, if any	.08% G	.08%	.08%	.08%	.08%	.06%
Expenses net of all reductions	.08% G	.08%	.08%	.08%	.08%	.06%
Net investment income (loss)	2.08% G	3.01%	1.63%	1.17%	2.00%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$750,528	$732,262	$733,168	$410,094	$276,297	$185,706
Portfolio turnover rate H	15% G	22%	38%	33%	67%	51%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index Income Fund Premier Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$11.30	$12.12	$12.43	$12.07
Income from Investment Operations
Net investment income (loss) B,C	.12	.34	.21	.18
Net realized and unrealized gain (loss)	(.31)	(.81)	(.25)	.38
Total from investment operations	(.19)	(.47)	(.04)	.56
Distributions from net investment income	(.11)	(.33)	(.19)	(.11)
Distributions from net realized gain	-	(.02)	(.08)	(.09)
Total distributions	(.11)	(.35)	(.27)	(.20)
Net asset value, end of period	$11.00	$11.30	$12.12	$12.43
Total Return D,E	(1.67)%	(3.78)%	(.40)%	4.59%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.06% H	.06%	.06%	.06% H
Expenses net of fee waivers, if any	.06% H	.06%	.06%	.06% H
Expenses net of all reductions	.06% H	.06%	.06%	.06% H
Net investment income (loss)	2.10% H	3.03%	1.65%	1.93% H
Supplemental Data
Net assets, end of period (000 omitted)	$373,522	$379,658	$360,871	$117,463
Portfolio turnover rate I	15% H	22%	38%	33%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2005 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Bond Index Fund	43.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Total Market Index Fund	11.3
Fidelity Series Treasury Bill Index Fund	10.1
Fidelity Series Global ex U.S. Index Fund	7.5
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.1
Fidelity Cash Central Fund 5.39%	0.0
100.0

Asset Allocation (% of Fund's net assets)

Fidelity Freedom® Index 2005 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 11.3%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $18,901,856)	1,974,500	27,978,665

International Equity Funds - 7.5%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $15,551,389)	1,436,276	18,642,869

Bond Funds - 51.0%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	12,418,909	106,554,236
Fidelity Series International Developed Markets Bond Index Fund (a)	1,488,775	12,475,936
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,391,649	7,320,072
TOTAL BOND FUNDS (Cost $150,087,754)		126,350,244

Inflation-Protected Bond Funds - 20.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	5,250,330	49,720,624
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	21,662	161,163
TOTAL INFLATION-PROTECTED BOND FUNDS (Cost $52,479,541)		49,881,787

Short-Term Funds - 10.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	9,878	9,880
Fidelity Series Treasury Bill Index Fund (a)	2,525,657	25,079,778
TOTAL SHORT-TERM FUNDS (Cost $25,235,508)		25,089,658

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $262,256,048)	247,943,223
NET OTHER ASSETS (LIABILITIES) - 0.0%	(42,414)
NET ASSETS - 100.0%	247,900,809

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	9,880	-	-	257	-	-	9,880	0.0%
Total	9,880	-	-	257	-	-	9,880

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	48,490,732	5,603,797	4,268,524	86	(12,431)	(92,950)	49,720,624
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	745,063	31,336	586,869	276	(140,225)	111,858	161,163
Fidelity Series Bond Index Fund	107,504,475	12,533,899	7,323,965	1,684,081	(75,218)	(6,084,955)	106,554,236
Fidelity Series Global ex U.S. Index Fund	19,921,038	1,866,420	2,859,901	-	149,496	(434,184)	18,642,869
Fidelity Series International Developed Markets Bond Index Fund	12,588,499	1,233,688	886,587	205,425	(8,648)	(451,016)	12,475,936
Fidelity Series Long-Term Treasury Bond Index Fund	7,710,106	1,373,349	530,262	117,008	(32,982)	(1,200,139)	7,320,072
Fidelity Series Total Market Index Fund	30,183,025	2,314,016	6,012,520	80,574	1,073,575	420,569	27,978,665
Fidelity Series Treasury Bill Index Fund	24,479,809	2,900,206	2,249,901	644,983	(3,020)	(47,316)	25,079,778
	251,622,747	27,856,711	24,718,529	2,732,433	950,547	(7,778,133)	247,933,343

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	27,978,665	27,978,665	-	-

International Equity Funds	18,642,869	18,642,869	-	-

Bond Funds	176,232,031	176,232,031	-	-

Short-Term Funds	25,089,658	25,089,658	-	-
Total Investments in Securities:	247,943,223	247,943,223	-	-

Fidelity Freedom® Index 2005 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $9,880)	$9,880
Other affiliated issuers (cost $262,246,168)	247,933,343

Total Investment in Securities (cost $262,256,048)		$247,943,223
Cash		1,013
Receivable for investments sold		1,744,122
Receivable for fund shares sold		313,789
Distributions receivable from Fidelity Central Funds		44
Total assets		250,002,191
Liabilities
Payable for investments purchased	$555,582
Payable for fund shares redeemed	1,529,336
Accrued management fee	16,464
Total Liabilities		2,101,382
Net Assets		$247,900,809
Net Assets consist of:
Paid in capital		$260,753,211
Total accumulated earnings (loss)		(12,852,402)
Net Assets		$247,900,809

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($40,226,473 ÷ 3,310,518 shares)		$12.15
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($164,609,274 ÷ 13,552,507 shares)		$12.15
Premier Class :
Net Asset Value, offering price and redemption price per share ($43,065,062 ÷ 3,547,047 shares)		$12.14

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,732,433
Income from Fidelity Central Funds		257
Total Income		2,732,690
Expenses
Management fee	$105,166
Independent trustees' fees and expenses	421
Total expenses before reductions	105,587
Expense reductions	(17)
Total expenses after reductions		105,570
Net Investment income (loss)		2,627,120
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	950,547
Total net realized gain (loss)		950,547
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(7,778,133)
Total change in net unrealized appreciation (depreciation)		(7,778,133)
Net gain (loss)		(6,827,586)
Net increase (decrease) in net assets resulting from operations		$(4,200,466)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,627,120	$7,288,207
Net realized gain (loss)	950,547	(1,298,138)
Change in net unrealized appreciation (depreciation)	(7,778,133)	(16,216,143)
Net increase (decrease) in net assets resulting from operations	(4,200,466)	(10,226,074)
Distributions to shareholders	(754,318)	(8,349,759)

Share transactions - net increase (decrease)	1,238,586	14,494,128
Total increase (decrease) in net assets	(3,716,198)	(4,081,705)

Net Assets
Beginning of period	251,617,007	255,698,712
End of period	$247,900,809	$251,617,007

Financial Highlights
Fidelity Freedom® Index 2005 Fund Investor Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.39	$13.38	$13.80	$12.58	$13.50	$13.36
Income from Investment Operations
Net investment income (loss) A,B	.13	.37	.21	.16	.27	.29
Net realized and unrealized gain (loss)	(.33)	(.94)	(.22)	1.39	.17	.26
Total from investment operations	(.20)	(.57)	(.01)	1.55	.44	.55
Distributions from net investment income	(.04)	(.34)	(.20)	(.17)	(.26)	(.26)
Distributions from net realized gain	-	(.09)	(.21)	(.16)	(1.10)	(.14)
Total distributions	(.04)	(.42) C	(.41)	(.33)	(1.36)	(.41) C
Net asset value, end of period	$12.15	$12.39	$13.38	$13.80	$12.58	$13.50
Total Return D,E	(1.65)%	(4.15)%	(.20)%	12.35%	2.91%	4.25%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.12%	.15%
Expenses net of fee waivers, if any	.12% H	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.03% H	2.95%	1.49%	1.21%	1.96%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$40,226	$44,301	$54,328	$140,539	$93,765	$66,875
Portfolio turnover rate I	19% H	28%	44%	33%	83%	52%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2005 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.39	$13.37	$13.81	$12.58	$13.50	$13.36
Income from Investment Operations
Net investment income (loss) A,B	.13	.37	.21	.17	.27	.30
Net realized and unrealized gain (loss)	(.33)	(.92)	(.23)	1.39	.17	.25
Total from investment operations	(.20)	(.55)	(.02)	1.56	.44	.55
Distributions from net investment income	(.04)	(.34)	(.21)	(.18)	(.27)	(.27)
Distributions from net realized gain	-	(.09)	(.21)	(.16)	(1.10)	(.14)
Total distributions	(.04)	(.43)	(.42)	(.33) C	(1.36) C	(.41)
Net asset value, end of period	$12.15	$12.39	$13.37	$13.81	$12.58	$13.50
Total Return D,E	(1.64)%	(4.03)%	(.25)%	12.46%	2.95%	4.31%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.08%	.10%
Expenses net of fee waivers, if any	.08% H	.08%	.08%	.08%	.08%	.06%
Expenses net of all reductions	.08% H	.08%	.08%	.08%	.08%	.06%
Net investment income (loss)	2.07% H	2.99%	1.53%	1.25%	2.00%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$164,609	$169,936	$179,854	$105,990	$82,988	$63,956
Portfolio turnover rate I	19% H	28%	44%	33%	83%	52%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2005 Fund Premier Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$12.38	$13.37	$13.80	$13.24
Income from Investment Operations
Net investment income (loss) B,C	.13	.37	.22	.03
Net realized and unrealized gain (loss)	(.33)	(.93)	(.23)	.79
Total from investment operations	(.20)	(.56)	(.01)	.82
Distributions from net investment income	(.04)	(.35)	(.22)	(.14)
Distributions from net realized gain	-	(.09)	(.21)	(.12)
Total distributions	(.04)	(.43) D	(.42) D	(.26)
Net asset value, end of period	$12.14	$12.38	$13.37	$13.80
Total Return E,F	(1.64)%	(4.08)%	(.15)%	6.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06% I	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06% I	.06%	.06%	.06% I
Expenses net of all reductions	.06% I	.06%	.06%	.06% I
Net investment income (loss)	2.09% I	3.01%	1.55%	.32% I
Supplemental Data
Net assets, end of period (000 omitted)	$43,065	$37,381	$21,517	$7,695
Portfolio turnover rate J	19% I	28%	44%	33%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2010 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Bond Index Fund	39.5
Fidelity Series Total Market Index Fund	16.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	14.5
Fidelity Series Global ex U.S. Index Fund	11.0
Fidelity Series Treasury Bill Index Fund	7.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.6
Fidelity Cash Central Fund 5.39%	0.0
100.0

Asset Allocation (% of Fund's net assets)

Fidelity Freedom® Index 2010 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 16.6%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $83,151,061)	8,525,622	120,808,065

International Equity Funds - 11.0%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $64,448,329)	6,204,936	80,540,070

Bond Funds - 47.7%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	33,579,756	288,114,303
Fidelity Series International Developed Markets Bond Index Fund (a)	4,405,801	36,920,613
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,432,043	23,312,548
TOTAL BOND FUNDS (Cost $414,753,203)		348,347,464

Inflation-Protected Bond Funds - 17.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	11,145,883	105,551,513
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	2,601,898	19,358,121
TOTAL INFLATION-PROTECTED BOND FUNDS (Cost $136,017,383)		124,909,634

Short-Term Funds - 7.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	6,139	6,141
Fidelity Series Treasury Bill Index Fund (a)	5,607,359	55,681,073
TOTAL SHORT-TERM FUNDS (Cost $56,014,972)		55,687,214

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $754,384,948)	730,292,447
NET OTHER ASSETS (LIABILITIES) - 0.0%	(120,282)
NET ASSETS - 100.0%	730,172,165

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	294,082	287,941	171	-	-	6,141	0.0%
Total	-	294,082	287,941	171	-	-	6,141

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	103,049,452	9,843,819	7,123,713	181	(14,188)	(203,857)	105,551,513
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	21,988,110	878,254	1,851,805	15,908	(298,149)	(1,358,289)	19,358,121
Fidelity Series Bond Index Fund	293,911,977	26,435,471	15,644,083	4,552,949	(108,717)	(16,480,345)	288,114,303
Fidelity Series Global ex U.S. Index Fund	86,024,920	6,036,473	10,278,242	-	1,064,380	(2,307,461)	80,540,070
Fidelity Series International Developed Markets Bond Index Fund	37,728,126	2,812,091	2,260,549	612,989	(21,820)	(1,337,235)	36,920,613
Fidelity Series Long-Term Treasury Bond Index Fund	24,861,975	3,754,605	1,380,721	373,388	(100,127)	(3,823,184)	23,312,548
Fidelity Series Total Market Index Fund	130,184,093	7,110,171	22,813,596	344,183	5,490,167	837,230	120,808,065
Fidelity Series Treasury Bill Index Fund	54,032,301	5,834,662	4,074,964	1,416,192	(4,672)	(106,254)	55,681,073
	751,780,954	62,705,546	65,427,673	7,315,790	6,006,874	(24,779,395)	730,286,306

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	120,808,065	120,808,065	-	-

International Equity Funds	80,540,070	80,540,070	-	-

Bond Funds	473,257,098	473,257,098	-	-

Short-Term Funds	55,687,214	55,687,214	-	-
Total Investments in Securities:	730,292,447	730,292,447	-	-

Fidelity Freedom® Index 2010 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $6,141)	$6,141
Other affiliated issuers (cost $754,378,807)	730,286,306

Total Investment in Securities (cost $754,384,948)		$730,292,447
Cash		388
Receivable for investments sold		2,497,776
Receivable for fund shares sold		491,589
Distributions receivable from Fidelity Central Funds		28
Total assets		733,282,228
Liabilities
Payable for investments purchased	$2,747,024
Payable for fund shares redeemed	313,776
Accrued management fee	49,263
Total Liabilities		3,110,063
Net Assets		$730,172,165
Net Assets consist of:
Paid in capital		$747,192,015
Total accumulated earnings (loss)		(17,019,850)
Net Assets		$730,172,165

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($160,529,940 ÷ 13,088,829 shares)		$12.26
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($494,509,510 ÷ 40,328,373 shares)		$12.26
Premier Class :
Net Asset Value, offering price and redemption price per share ($75,132,715 ÷ 6,128,778 shares)		$12.26

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$7,315,790
Income from Fidelity Central Funds		171
Total Income		7,315,961
Expenses
Management fee	$321,982
Independent trustees' fees and expenses	1,245
Total expenses before reductions	323,227
Expense reductions	(127)
Total expenses after reductions		323,100
Net Investment income (loss)		6,992,861
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	6,006,874
Total net realized gain (loss)		6,006,874
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(24,779,395)
Total change in net unrealized appreciation (depreciation)		(24,779,395)
Net gain (loss)		(18,772,521)
Net increase (decrease) in net assets resulting from operations		$(11,779,660)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,992,861	$21,467,848
Net realized gain (loss)	6,006,874	(2,979,158)
Change in net unrealized appreciation (depreciation)	(24,779,395)	(60,163,731)
Net increase (decrease) in net assets resulting from operations	(11,779,660)	(41,675,041)
Distributions to shareholders	(1,789,954)	(26,841,252)

Share transactions - net increase (decrease)	(7,995,999)	(16,234,942)
Total increase (decrease) in net assets	(21,565,613)	(84,751,235)

Net Assets
Beginning of period	751,737,778	836,489,013
End of period	$730,172,165	$751,737,778

Financial Highlights
Fidelity Freedom® Index 2010 Fund Investor Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.49	$13.61	$14.06	$12.33	$14.17	$14.25
Income from Investment Operations
Net investment income (loss) A,B	.12	.35	.22	.18	.27	.30
Net realized and unrealized gain (loss)	(.32)	(1.02)	(.15)	1.91	.04	.29
Total from investment operations	(.20)	(.67)	.07	2.09	.31	.59
Distributions from net investment income	(.03)	(.34)	(.21)	(.19)	(.27)	(.30)
Distributions from net realized gain	-	(.11)	(.30)	(.17)	(1.88)	(.37)
Total distributions	(.03)	(.45)	(.52) C	(.36)	(2.15)	(.67)
Net asset value, end of period	$12.26	$12.49	$13.61	$14.06	$12.33	$14.17
Total Return D,E	(1.61)%	(4.86)%	.33%	17.04%	1.34%	4.43%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.12%	.15%
Expenses net of fee waivers, if any	.12% H	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	1.83% H	2.79%	1.52%	1.28%	1.93%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$160,530	$175,127	$222,429	$477,015	$353,955	$254,371
Portfolio turnover rate I	17% H	26%	38%	27%	83%	45%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2010 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.49	$13.61	$14.07	$12.33	$14.17	$14.25
Income from Investment Operations
Net investment income (loss) A,B	.12	.35	.22	.18	.28	.31
Net realized and unrealized gain (loss)	(.32)	(1.02)	(.15)	1.93	.04	.29
Total from investment operations	(.20)	(.67)	.07	2.11	.32	.60
Distributions from net investment income	(.03)	(.34)	(.23)	(.19)	(.28)	(.31)
Distributions from net realized gain	-	(.11)	(.30)	(.17)	(1.88)	(.37)
Total distributions	(.03)	(.45)	(.53)	(.37) C	(2.16)	(.68)
Net asset value, end of period	$12.26	$12.49	$13.61	$14.07	$12.33	$14.17
Total Return D,E	(1.61)%	(4.82)%	.35%	17.17%	1.37%	4.49%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.08%	.10%
Expenses net of fee waivers, if any	.08% H	.08%	.08%	.08%	.08%	.06%
Expenses net of all reductions	.08% H	.08%	.08%	.08%	.08%	.06%
Net investment income (loss)	1.87% H	2.83%	1.56%	1.33%	1.98%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$494,510	$507,025	$567,760	$389,414	$322,946	$309,781
Portfolio turnover rate I	17% H	26%	38%	27%	83%	45%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2010 Fund Premier Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$12.49	$13.61	$14.07	$13.15
Income from Investment Operations
Net investment income (loss) B,C	.12	.35	.22	.07
Net realized and unrealized gain (loss)	(.32)	(1.02)	(.15)	1.12
Total from investment operations	(.20)	(.67)	.07	1.19
Distributions from net investment income	(.03)	(.34)	(.23)	(.16)
Distributions from net realized gain	-	(.11)	(.30)	(.11)
Total distributions	(.03)	(.45)	(.53)	(.27)
Net asset value, end of period	$12.26	$12.49	$13.61	$14.07
Total Return D,E	(1.60)%	(4.79)%	.37%	9.06%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.06% H	.06%	.06%	.06% H
Expenses net of fee waivers, if any	.06% H	.06%	.06%	.06% H
Expenses net of all reductions	.06% H	.06%	.06%	.06% H
Net investment income (loss)	1.89% H	2.85%	1.58%	.64% H
Supplemental Data
Net assets, end of period (000 omitted)	$75,133	$69,585	$46,300	$7,583
Portfolio turnover rate I	17% H	26%	38%	27%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2015 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Bond Index Fund	36.0
Fidelity Series Total Market Index Fund	22.0
Fidelity Series Global ex U.S. Index Fund	14.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	8.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series Treasury Bill Index Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Cash Central Fund 5.39%	0.0
100.0

Asset Allocation (% of Fund's net assets)

Fidelity Freedom® Index 2015 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 22.0%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $310,308,469)	31,600,573	447,780,115

International Equity Funds - 14.7%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $253,757,026)	23,064,870	299,382,018

Bond Funds - 44.5%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	85,209,982	731,101,647
Fidelity Series International Developed Markets Bond Index Fund (a)	12,262,041	102,755,903
Fidelity Series Long-Term Treasury Bond Index Fund (a)	13,218,636	69,530,024
TOTAL BOND FUNDS (Cost $1,088,778,637)		903,387,574

Inflation-Protected Bond Funds - 14.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	18,949,808	179,454,679
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	14,270,692	106,173,950
TOTAL INFLATION-PROTECTED BOND FUNDS (Cost $325,569,169)		285,628,629

Short-Term Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	1,835	1,836
Fidelity Series Treasury Bill Index Fund (a)	9,646,076	95,785,537
TOTAL SHORT-TERM FUNDS (Cost $96,340,934)		95,787,373

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,074,754,235)	2,031,965,709
NET OTHER ASSETS (LIABILITIES) - 0.0%	(300,633)
NET ASSETS - 100.0%	2,031,665,076

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	394,331	392,495	93	-	-	1,836	0.0%
Total	-	394,331	392,495	93	-	-	1,836

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	175,554,645	17,887,336	13,632,077	312	(94,978)	(260,247)	179,454,679
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	119,799,136	3,157,141	7,680,774	87,317	(1,075,622)	(8,025,931)	106,173,950
Fidelity Series Bond Index Fund	767,226,426	57,713,755	51,137,304	11,761,292	(1,621,329)	(41,079,901)	731,101,647
Fidelity Series Global ex U.S. Index Fund	325,897,997	16,855,946	38,827,959	-	2,541,388	(7,085,354)	299,382,018
Fidelity Series International Developed Markets Bond Index Fund	108,816,339	6,216,031	8,400,733	1,762,885	(155,628)	(3,720,106)	102,755,903
Fidelity Series Long-Term Treasury Bond Index Fund	76,450,206	9,630,320	4,589,328	1,139,531	(837,660)	(11,123,514)	69,530,024
Fidelity Series Total Market Index Fund	492,445,376	13,163,519	81,647,585	1,303,806	20,844,169	2,974,636	447,780,115
Fidelity Series Treasury Bill Index Fund	93,236,432	10,553,873	7,813,203	2,447,580	(12,265)	(179,300)	95,785,537
	2,159,426,557	135,177,921	213,728,963	18,502,723	19,588,075	(68,499,717)	2,031,963,873

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	447,780,115	447,780,115	-	-

International Equity Funds	299,382,018	299,382,018	-	-

Bond Funds	1,189,016,203	1,189,016,203	-	-

Short-Term Funds	95,787,373	95,787,373	-	-
Total Investments in Securities:	2,031,965,709	2,031,965,709	-	-

Fidelity Freedom® Index 2015 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $1,836)	$1,836
Other affiliated issuers (cost $2,074,752,399)	2,031,963,873

Total Investment in Securities (cost $2,074,754,235)		$2,031,965,709
Cash		85
Receivable for investments sold		7,778,003
Receivable for fund shares sold		1,310,957
Distributions receivable from Fidelity Central Funds		8
Total assets		2,041,054,762
Liabilities
Payable for investments purchased	$6,353,901
Payable for fund shares redeemed	2,906,883
Accrued management fee	128,902
Total Liabilities		9,389,686
Net Assets		$2,031,665,076
Net Assets consist of:
Paid in capital		$2,077,048,170
Total accumulated earnings (loss)		(45,383,094)
Net Assets		$2,031,665,076

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($439,564,984 ÷ 32,935,007 shares)		$13.35
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($1,098,879,287 ÷ 82,413,900 shares)		$13.33
Premier Class :
Net Asset Value, offering price and redemption price per share ($493,220,805 ÷ 37,002,033 shares)		$13.33

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$18,502,723
Income from Fidelity Central Funds		93
Total Income		18,502,816
Expenses
Management fee	$877,372
Independent trustees' fees and expenses	3,550
Total expenses before reductions	880,922
Expense reductions	(36)
Total expenses after reductions		880,886
Net Investment income (loss)		17,621,930
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	19,588,075
Total net realized gain (loss)		19,588,075
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(68,499,717)
Total change in net unrealized appreciation (depreciation)		(68,499,717)
Net gain (loss)		(48,911,642)
Net increase (decrease) in net assets resulting from operations		$(31,289,712)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,621,930	$59,051,828
Net realized gain (loss)	19,588,075	(30,241,512)
Change in net unrealized appreciation (depreciation)	(68,499,717)	(171,320,508)
Net increase (decrease) in net assets resulting from operations	(31,289,712)	(142,510,192)
Distributions to shareholders	(4,091,675)	(64,536,742)

Share transactions - net increase (decrease)	(92,250,152)	(96,270,969)
Total increase (decrease) in net assets	(127,631,539)	(303,317,903)

Net Assets
Beginning of period	2,159,296,615	2,462,614,518
End of period	$2,031,665,076	$2,159,296,615

Financial Highlights
Fidelity Freedom® Index 2015 Fund Investor Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.58	$14.83	$15.12	$12.74	$15.09	$14.92
Income from Investment Operations
Net investment income (loss) A,B	.11	.36	.26	.19	.29	.32
Net realized and unrealized gain (loss)	(.31)	(1.21)	(.11)	2.59	(.12)	.33
Total from investment operations	(.20)	(.85)	.15	2.78	.17	.65
Distributions from net investment income	(.03)	(.35)	(.23)	(.20)	(.29)	(.31)
Distributions from net realized gain	-	(.05)	(.21)	(.19)	(2.23)	(.17)
Total distributions	(.03)	(.40)	(.44)	(.40) C	(2.52)	(.48)
Net asset value, end of period	$13.35	$13.58	$14.83	$15.12	$12.74	$15.09
Total Return D,E	(1.51)%	(5.62)%	.86%	21.92%	(.17)%	4.55%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.12%	.15%
Expenses net of fee waivers, if any	.12% H	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	1.62% H	2.66%	1.65%	1.32%	1.93%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$439,565	$479,276	$604,032	$1,197,347	$887,110	$721,922
Portfolio turnover rate I	13% H	22%	33%	30%	87%	36%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2015 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.57	$14.82	$15.11	$12.73	$15.08	$14.92
Income from Investment Operations
Net investment income (loss) A,B	.11	.36	.26	.20	.30	.33
Net realized and unrealized gain (loss)	(.32)	(1.20)	(.10)	2.58	(.12)	.31
Total from investment operations	(.21)	(.84)	.16	2.78	.18	.64
Distributions from net investment income	(.03)	(.36)	(.24)	(.21)	(.29)	(.32)
Distributions from net realized gain	-	(.05)	(.21)	(.19)	(2.23)	(.17)
Total distributions	(.03)	(.41)	(.45)	(.40)	(2.53) C	(.48) C
Net asset value, end of period	$13.33	$13.57	$14.82	$15.11	$12.73	$15.08
Total Return D,E	(1.58)%	(5.58)%	.96%	21.98%	(.15)%	4.55%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.08%	.10%
Expenses net of fee waivers, if any	.08% H	.08%	.08%	.08%	.08%	.06%
Expenses net of all reductions	.08% H	.08%	.08%	.08%	.08%	.06%
Net investment income (loss)	1.66% H	2.70%	1.69%	1.36%	1.97%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$1,098,879	$1,161,199	$1,343,537	$789,557	$677,766	$597,338
Portfolio turnover rate I	13% H	22%	33%	30%	87%	36%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2015 Fund Premier Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$13.56	$14.81	$15.11	$13.77
Income from Investment Operations
Net investment income (loss) B,C	.11	.37	.26	.27
Net realized and unrealized gain (loss)	(.31)	(1.21)	(.10)	1.38
Total from investment operations	(.20)	(.84)	.16	1.65
Distributions from net investment income	(.03)	(.36)	(.25)	(.18)
Distributions from net realized gain	-	(.05)	(.21)	(.13)
Total distributions	(.03)	(.41)	(.46)	(.31)
Net asset value, end of period	$13.33	$13.56	$14.81	$15.11
Total Return D,E	(1.50)%	(5.57)%	.92%	11.98%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.06% H	.06%	.06%	.06% H
Expenses net of fee waivers, if any	.06% H	.06%	.06%	.06% H
Expenses net of all reductions	.06% H	.06%	.06%	.06% H
Net investment income (loss)	1.68% H	2.72%	1.71%	2.36% H
Supplemental Data
Net assets, end of period (000 omitted)	$493,221	$518,822	$515,045	$161,189
Portfolio turnover rate I	13% H	22%	33%	30%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2020 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Bond Index Fund	32.4
Fidelity Series Total Market Index Fund	27.5
Fidelity Series Global ex U.S. Index Fund	18.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.8
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3.2
Fidelity Series Treasury Bill Index Fund	1.8
Fidelity Cash Central Fund 5.39%	0.0
100.0

Asset Allocation (% of Fund's net assets)

Fidelity Freedom® Index 2020 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 27.5%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $1,331,241,221)	135,095,213	1,914,299,166

International Equity Funds - 18.5%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $1,121,133,473)	98,843,856	1,282,993,254

Bond Funds - 41.2%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	262,721,821	2,254,153,228
Fidelity Series International Developed Markets Bond Index Fund (a)	42,005,560	352,006,593
Fidelity Series Long-Term Treasury Bond Index Fund (a)	48,408,271	254,627,503
TOTAL BOND FUNDS (Cost $3,432,897,189)		2,860,787,324

Inflation-Protected Bond Funds - 11.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	23,200,441	219,708,172
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	73,337,913	545,634,072
TOTAL INFLATION-PROTECTED BOND FUNDS (Cost $929,578,219)		765,342,244

Short-Term Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	4,907	4,908
Fidelity Series Treasury Bill Index Fund (a)	12,504,456	124,169,252
TOTAL SHORT-TERM FUNDS (Cost $124,746,520)		124,174,160

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,939,596,622)	6,947,596,148
NET OTHER ASSETS (LIABILITIES) - 0.0%	(912,550)
NET ASSETS - 100.0%	6,946,683,598

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,573,468	1,568,560	404	-	-	4,908	0.0%
Total	-	1,573,468	1,568,560	404	-	-	4,908

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	186,476,885	44,870,453	11,270,309	372	(58,903)	(309,954)	219,708,172
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	598,310,612	27,382,127	33,487,508	447,310	(5,192,339)	(41,378,820)	545,634,072
Fidelity Series Bond Index Fund	2,348,292,923	192,449,850	154,563,638	36,297,199	(9,403,525)	(122,622,382)	2,254,153,228
Fidelity Series Global ex U.S. Index Fund	1,378,165,680	73,421,035	148,375,176	-	7,083,817	(27,302,102)	1,282,993,254
Fidelity Series International Developed Markets Bond Index Fund	371,055,933	22,243,944	27,969,353	6,023,326	(629,683)	(12,694,248)	352,006,593
Fidelity Series Long-Term Treasury Bond Index Fund	280,245,675	35,512,671	17,194,694	4,174,862	(3,048,230)	(40,887,919)	254,627,503
Fidelity Series Total Market Index Fund	2,081,170,138	45,976,785	313,105,903	5,517,703	81,341,696	18,916,450	1,914,299,166
Fidelity Series Treasury Bill Index Fund	106,839,634	24,002,126	6,443,086	2,991,144	(2,859)	(226,563)	124,169,252
	7,350,557,480	465,858,991	712,409,667	55,451,916	70,089,974	(226,505,538)	6,947,591,240

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,914,299,166	1,914,299,166	-	-

International Equity Funds	1,282,993,254	1,282,993,254	-	-

Bond Funds	3,626,129,568	3,626,129,568	-	-

Short-Term Funds	124,174,160	124,174,160	-	-
Total Investments in Securities:	6,947,596,148	6,947,596,148	-	-

Fidelity Freedom® Index 2020 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $4,908)	$4,908
Other affiliated issuers (cost $6,939,591,714)	6,947,591,240

Total Investment in Securities (cost $6,939,596,622)		$6,947,596,148
Cash		5,034
Receivable for investments sold		21,982,656
Receivable for fund shares sold		5,828,427
Distributions receivable from Fidelity Central Funds		30
Total assets		6,975,412,295
Liabilities
Payable for investments purchased	$17,388,860
Payable for fund shares redeemed	10,913,744
Accrued management fee	426,093
Total Liabilities		28,728,697
Net Assets		$6,946,683,598
Net Assets consist of:
Paid in capital		$6,944,816,279
Total accumulated earnings (loss)		1,867,319
Net Assets		$6,946,683,598

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,333,249,752 ÷ 91,241,969 shares)		$14.61
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($4,100,919,335 ÷ 280,876,609 shares)		$14.60
Premier Class :
Net Asset Value, offering price and redemption price per share ($1,512,514,511 ÷ 103,631,432 shares)		$14.60

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$55,451,916
Income from Fidelity Central Funds		404
Total Income		55,452,320
Expenses
Management fee	$2,977,941
Independent trustees' fees and expenses	12,144
Total expenses before reductions	2,990,085
Expense reductions	(174)
Total expenses after reductions		2,989,911
Net Investment income (loss)		52,462,409
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	70,089,974
Total net realized gain (loss)		70,089,974
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(226,505,538)
Total change in net unrealized appreciation (depreciation)		(226,505,538)
Net gain (loss)		(156,415,564)
Net increase (decrease) in net assets resulting from operations		$(103,953,155)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,462,409	$190,620,301
Net realized gain (loss)	70,089,974	(91,255,021)
Change in net unrealized appreciation (depreciation)	(226,505,538)	(652,351,462)
Net increase (decrease) in net assets resulting from operations	(103,953,155)	(552,986,182)
Distributions to shareholders	(10,706,161)	(208,904,374)

Share transactions - net increase (decrease)	(288,791,582)	(341,161,785)
Total increase (decrease) in net assets	(403,450,898)	(1,103,052,341)

Net Assets
Beginning of period	7,350,134,496	8,453,186,837
End of period	$6,946,683,598	$7,350,134,496

Financial Highlights
Fidelity Freedom® Index 2020 Fund Investor Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.86	$16.34	$16.54	$13.41	$16.01	$15.69
Income from Investment Operations
Net investment income (loss) A,B	.11	.37	.28	.22	.31	.33
Net realized and unrealized gain (loss)	(.34)	(1.43)	(.02)	3.33	(.31)	.36
Total from investment operations	(.23)	(1.06)	.26	3.55	- C	.69
Distributions from net investment income	(.02)	(.37)	(.26)	(.23)	(.30)	(.32)
Distributions from net realized gain	-	(.05)	(.20)	(.19)	(2.30)	(.05)
Total distributions	(.02)	(.42)	(.46)	(.42)	(2.60)	(.37)
Net asset value, end of period	$14.61	$14.86	$16.34	$16.54	$13.41	$16.01
Total Return D,E	(1.55)%	(6.40)%	1.46%	26.61%	(1.62)%	4.59%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.12%	.15%
Expenses net of fee waivers, if any	.12% H	.12%	.12%	.12%	.12%	.11%
Expenses net of all reductions	.12% H	.12%	.12%	.12%	.12%	.11%
Net investment income (loss)	1.40% H	2.54%	1.66%	1.40%	1.92%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$1,333,250	$1,456,902	$1,825,354	$3,660,550	$2,544,746	$1,971,676
Portfolio turnover rate I	13% H	21%	35%	28%	87%	26%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2020 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.84	$16.32	$16.54	$13.41	$16.01	$15.69
Income from Investment Operations
Net investment income (loss) A,B	.11	.38	.29	.22	.31	.34
Net realized and unrealized gain (loss)	(.33)	(1.44)	(.03)	3.33	(.31)	.36
Total from investment operations	(.22)	(1.06)	.26	3.55	- C	.70
Distributions from net investment income	(.02)	(.38)	(.28)	(.23)	(.31)	(.33)
Distributions from net realized gain	-	(.05)	(.20)	(.19)	(2.30)	(.05)
Total distributions	(.02)	(.42) D	(.48)	(.42)	(2.60) D	(.38)
Net asset value, end of period	$14.60	$14.84	$16.32	$16.54	$13.41	$16.01
Total Return E,F	(1.47)%	(6.37)%	1.44%	26.66%	(1.57)%	4.65%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.08% I	.08%	.08%	.08%	.08%	.10%
Expenses net of fee waivers, if any	.08% I	.08%	.08%	.08%	.08%	.06%
Expenses net of all reductions	.08% I	.08%	.08%	.08%	.08%	.06%
Net investment income (loss)	1.44% I	2.58%	1.70%	1.44%	1.96%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$4,100,919	$4,340,679	$5,076,226	$3,331,247	$2,713,138	$2,528,449
Portfolio turnover rate J	13% I	21%	35%	28%	87%	26%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2020 Fund Premier Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$14.84	$16.32	$16.54	$14.69
Income from Investment Operations
Net investment income (loss) B,C	.11	.38	.29	.30
Net realized and unrealized gain (loss)	(.33)	(1.43)	(.03)	1.88
Total from investment operations	(.22)	(1.05)	.26	2.18
Distributions from net investment income	(.02)	(.38)	(.28)	(.20)
Distributions from net realized gain	-	(.05)	(.20)	(.12)
Total distributions	(.02)	(.43)	(.48)	(.33) D
Net asset value, end of period	$14.60	$14.84	$16.32	$16.54
Total Return E,F	(1.46)%	(6.34)%	1.46%	14.83%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06% I	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06% I	.06%	.06%	.06% I
Expenses net of all reductions	.06% I	.06%	.06%	.06% I
Net investment income (loss)	1.46% I	2.60%	1.72%	2.40% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,512,515	$1,552,553	$1,551,607	$546,553
Portfolio turnover rate J	13% I	21%	35%	28%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2025 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	32.1
Fidelity Series Bond Index Fund	28.8
Fidelity Series Global ex U.S. Index Fund	21.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.5
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
100.0

Asset Allocation (% of Fund's net assets)

Fidelity Freedom® Index 2025 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 32.1%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $3,087,360,642)	297,238,653	4,211,871,711

International Equity Funds - 21.5%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $2,664,160,557)	217,681,281	2,825,503,034

Bond Funds - 37.9%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	441,074,760	3,784,421,440
Fidelity Series International Developed Markets Bond Index Fund (a)	78,630,515	658,923,715
Fidelity Series Long-Term Treasury Bond Index Fund (a)	102,553,304	539,430,379
TOTAL BOND FUNDS (Cost $5,961,539,372)		4,982,775,534

Inflation-Protected Bond Funds - 8.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a) (Cost $1,376,336,289)	149,333,560	1,111,041,683

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $13,089,396,860)	13,131,191,962
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,533,151)
NET ASSETS - 100.0%	13,129,658,811

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	11,362	1,729,628	1,740,990	529	-	-	-	0.0%
Total	11,362	1,729,628	1,740,990	529	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,080,710,255	149,440,620	27,534,906	880,890	(670,877)	(90,903,409)	1,111,041,683
Fidelity Series Bond Index Fund	3,763,573,488	398,152,151	158,235,669	59,689,701	(10,186,848)	(208,881,682)	3,784,421,440
Fidelity Series Global ex U.S. Index Fund	2,865,659,167	207,018,187	199,189,738	-	(7,722,041)	(40,262,541)	2,825,503,034
Fidelity Series International Developed Markets Bond Index Fund	656,826,658	56,362,512	30,040,404	10,727,483	(666,645)	(23,558,406)	658,923,715
Fidelity Series Long-Term Treasury Bond Index Fund	563,275,090	85,588,049	17,602,945	8,651,341	(593,976)	(91,235,839)	539,430,379
Fidelity Series Total Market Index Fund	4,335,342,165	146,664,869	477,133,357	11,526,351	36,909,863	170,088,171	4,211,871,711
	13,265,386,823	1,043,226,388	909,737,019	91,475,766	17,069,476	(284,753,706)	13,131,191,962

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	4,211,871,711	4,211,871,711	-	-

International Equity Funds	2,825,503,034	2,825,503,034	-	-

Bond Funds	6,093,817,217	6,093,817,217	-	-
Total Investments in Securities:	13,131,191,962	13,131,191,962	-	-

Fidelity Freedom® Index 2025 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $13,089,396,860)	$13,131,191,962

Total Investment in Securities (cost $13,089,396,860)		$13,131,191,962
Cash		11,973
Receivable for investments sold		39,401,146
Receivable for fund shares sold		16,529,614
Distributions receivable from Fidelity Central Funds		41
Total assets		13,187,134,736
Liabilities
Payable for investments purchased	$39,817,936
Payable for fund shares redeemed	16,891,915
Accrued management fee	766,074
Total Liabilities		57,475,925
Net Assets		$13,129,658,811
Net Assets consist of:
Paid in capital		$13,241,696,720
Total accumulated earnings (loss)		(112,037,909)
Net Assets		$13,129,658,811

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,047,452,429 ÷ 123,613,824 shares)		$16.56
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($8,074,987,716 ÷ 487,644,969 shares)		$16.56
Premier Class :
Net Asset Value, offering price and redemption price per share ($3,007,218,666 ÷ 181,682,499 shares)		$16.55

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$91,475,766
Income from Fidelity Central Funds		529
Total Income		91,476,295
Expenses
Management fee	$5,384,508
Independent trustees' fees and expenses	22,265
Total expenses before reductions	5,406,773
Expense reductions	(47)
Total expenses after reductions		5,406,726
Net Investment income (loss)		86,069,569
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	17,069,476
Total net realized gain (loss)		17,069,476
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(284,753,706)
Total change in net unrealized appreciation (depreciation)		(284,753,706)
Net gain (loss)		(267,684,230)
Net increase (decrease) in net assets resulting from operations		$(181,614,661)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$86,069,569	$310,273,732
Net realized gain (loss)	17,069,476	(189,077,356)
Change in net unrealized appreciation (depreciation)	(284,753,706)	(1,010,699,244)
Net increase (decrease) in net assets resulting from operations	(181,614,661)	(889,502,868)
Distributions to shareholders	(19,701,861)	(322,867,546)

Share transactions - net increase (decrease)	66,323,101	861,185,445
Total increase (decrease) in net assets	(134,993,421)	(351,184,969)

Net Assets
Beginning of period	13,264,652,232	13,615,837,201
End of period	$13,129,658,811	$13,264,652,232

Financial Highlights
Fidelity Freedom® Index 2025 Fund Investor Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.81	$18.48	$18.52	$14.57	$17.05	$16.67
Income from Investment Operations
Net investment income (loss) A,B	.11	.40	.33	.25	.33	.36
Net realized and unrealized gain (loss)	(.34)	(1.65)	.04	4.13	(.54)	.38
Total from investment operations	(.23)	(1.25)	.37	4.38	(.21)	.74
Distributions from net investment income	(.02)	(.39)	(.30)	(.25)	(.31)	(.34)
Distributions from net realized gain	-	(.03)	(.12)	(.18)	(1.96)	(.03)
Total distributions	(.02)	(.42)	(.41) C	(.43)	(2.27)	(.36) C
Net asset value, end of period	$16.56	$16.81	$18.48	$18.52	$14.57	$17.05
Total Return D,E	(1.35)%	(6.65)%	1.91%	30.27%	(2.75)%	4.64%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.12%	.15%
Expenses net of fee waivers, if any	.12% H	.12%	.12%	.12%	.12%	.11%
Expenses net of all reductions	.12% H	.12%	.12%	.12%	.12%	.11%
Net investment income (loss)	1.24% H	2.43%	1.71%	1.46%	1.93%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$2,047,452	$2,192,387	$2,585,678	$5,538,556	$3,443,936	$2,382,206
Portfolio turnover rate I	14% H	18%	24%	26%	82%	19%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2025 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.81	$18.48	$18.53	$14.57	$17.05	$16.67
Income from Investment Operations
Net investment income (loss) A,B	.11	.41	.34	.26	.34	.37
Net realized and unrealized gain (loss)	(.33)	(1.65)	.04	4.14	(.54)	.38
Total from investment operations	(.22)	(1.24)	.38	4.40	(.20)	.75
Distributions from net investment income	(.03)	(.40)	(.32)	(.26)	(.32)	(.34)
Distributions from net realized gain	-	(.03)	(.12)	(.18)	(1.96)	(.03)
Total distributions	(.03)	(.43)	(.43) C	(.44)	(2.28)	(.37)
Net asset value, end of period	$16.56	$16.81	$18.48	$18.53	$14.57	$17.05
Total Return D,E	(1.34)%	(6.61)%	1.96%	30.37%	(2.71)%	4.70%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.08%	.10%
Expenses net of fee waivers, if any	.08% H	.08%	.08%	.08%	.08%	.05%
Expenses net of all reductions	.08% H	.08%	.08%	.08%	.08%	.05%
Net investment income (loss)	1.28% H	2.47%	1.75%	1.50%	1.97%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$8,074,988	$8,118,470	$8,419,298	$4,504,542	$2,966,352	$2,380,799
Portfolio turnover rate I	14% H	18%	24%	26%	82%	19%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2025 Fund Premier Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$16.80	$18.47	$18.52	$16.14
Income from Investment Operations
Net investment income (loss) B,C	.11	.41	.34	.35
Net realized and unrealized gain (loss)	(.33)	(1.65)	.05	2.38
Total from investment operations	(.22)	(1.24)	.39	2.73
Distributions from net investment income	(.03)	(.40)	(.32)	(.23)
Distributions from net realized gain	-	(.03)	(.12)	(.12)
Total distributions	(.03)	(.43)	(.44)	(.35)
Net asset value, end of period	$16.55	$16.80	$18.47	$18.52
Total Return D,E	(1.34)%	(6.59)%	1.98%	16.94%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.06% H	.06%	.06%	.06% H
Expenses net of fee waivers, if any	.06% H	.06%	.06%	.06% H
Expenses net of all reductions	.06% H	.06%	.06%	.06% H
Net investment income (loss)	1.30% H	2.49%	1.77%	2.53% H
Supplemental Data
Net assets, end of period (000 omitted)	$3,007,219	$2,953,795	$2,610,862	$912,597
Portfolio turnover rate I	14% H	18%	24%	26%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2030 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	36.0
Fidelity Series Bond Index Fund	26.1
Fidelity Series Global ex U.S. Index Fund	24.1
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.3
Fidelity Cash Central Fund 5.39%	0.0
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2030 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 36.0%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $4,902,630,452)	456,663,155	6,470,916,902

International Equity Funds - 24.1%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $4,155,756,058)	334,038,407	4,335,818,525

Bond Funds - 35.6%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	545,440,386	4,679,878,509
Fidelity Series International Developed Markets Bond Index Fund (a)	107,008,859	896,734,242
Fidelity Series Long-Term Treasury Bond Index Fund (a)	154,450,927	812,411,874
TOTAL BOND FUNDS (Cost $7,600,745,832)		6,389,024,625

Inflation-Protected Bond Funds - 4.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a) (Cost $935,538,655)	104,600,830	778,230,172

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $14,676)	14,673	14,676

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $17,594,685,673)	17,974,004,900
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,980,226)
NET ASSETS - 100.0%	17,972,024,674

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	3,392,568	3,377,892	794	-	-	14,676	0.0%
Total	-	3,392,568	3,377,892	794	-	-	14,676

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	685,498,234	160,524,578	5,714,054	599,256	(368,086)	(61,710,500)	778,230,172
Fidelity Series Bond Index Fund	4,463,449,032	594,567,132	110,564,334	72,403,039	(3,621,101)	(263,952,220)	4,679,878,509
Fidelity Series Global ex U.S. Index Fund	4,232,662,015	379,899,569	199,648,250	-	(2,084,399)	(75,010,410)	4,335,818,525
Fidelity Series International Developed Markets Bond Index Fund	864,379,444	89,949,276	25,180,006	14,163,610	(673,143)	(31,741,329)	896,734,242
Fidelity Series Long-Term Treasury Bond Index Fund	821,778,462	141,255,994	13,663,477	12,818,037	(556,069)	(136,403,036)	812,411,874
Fidelity Series Total Market Index Fund	6,402,939,956	311,113,237	546,871,535	17,068,495	25,833,332	277,901,912	6,470,916,902
	17,470,707,143	1,677,309,786	901,641,656	117,052,437	18,530,534	(290,915,583)	17,973,990,224

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	6,470,916,902	6,470,916,902	-	-

International Equity Funds	4,335,818,525	4,335,818,525	-	-

Bond Funds	7,167,254,797	7,167,254,797	-	-

Short-Term Funds	14,676	14,676	-	-
Total Investments in Securities:	17,974,004,900	17,974,004,900	-	-

Fidelity Freedom® Index 2030 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $14,676)	$14,676
Other affiliated issuers (cost $17,594,670,997)	17,973,990,224

Total Investment in Securities (cost $17,594,685,673)		$17,974,004,900
Cash		2,346
Receivable for investments sold		55,691,316
Receivable for fund shares sold		25,390,281
Distributions receivable from Fidelity Central Funds		65
Other receivables		53,871
Total assets		18,055,142,779
Liabilities
Payable for investments purchased	$60,956,108
Payable for fund shares redeemed	21,090,206
Accrued management fee	1,017,917
Other payables and accrued expenses	53,874
Total Liabilities		83,118,105
Net Assets		$17,972,024,674
Net Assets consist of:
Paid in capital		$17,778,672,081
Total accumulated earnings (loss)		193,352,593
Net Assets		$17,972,024,674

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,457,330,063 ÷ 139,460,649 shares)		$17.62
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($11,590,173,505 ÷ 658,019,873 shares)		$17.61
Premier Class :
Net Asset Value, offering price and redemption price per share ($3,924,521,106 ÷ 222,882,502 shares)		$17.61

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$117,052,437
Income from Fidelity Central Funds		794
Total Income		117,053,231
Expenses
Management fee	$7,162,292
Independent trustees' fees and expenses	29,705
Total expenses before reductions	7,191,997
Expense reductions	(301)
Total expenses after reductions		7,191,696
Net Investment income (loss)		109,861,535
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	18,530,534
Total net realized gain (loss)		18,530,534
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(290,915,583)
Total change in net unrealized appreciation (depreciation)		(290,915,583)
Net gain (loss)		(272,385,049)
Net increase (decrease) in net assets resulting from operations		$(162,523,514)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$109,861,535	$365,493,081
Net realized gain (loss)	18,530,534	(231,892,415)
Change in net unrealized appreciation (depreciation)	(290,915,583)	(1,200,274,763)
Net increase (decrease) in net assets resulting from operations	(162,523,514)	(1,066,674,097)
Distributions to shareholders	(26,737,763)	(378,560,774)

Share transactions - net increase (decrease)	691,511,712	2,058,448,768
Total increase (decrease) in net assets	502,250,435	613,213,897

Net Assets
Beginning of period	17,469,774,239	16,856,560,342
End of period	$17,972,024,674	$17,469,774,239

Financial Highlights
Fidelity Freedom® Index 2030 Fund Investor Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.79	$19.51	$19.45	$14.73	$17.99	$17.57
Income from Investment Operations
Net investment income (loss) A,B	.11	.39	.35	.27	.34	.38
Net realized and unrealized gain (loss)	(.25)	(1.71)	.15	4.91	(.74)	.41
Total from investment operations	(.14)	(1.32)	.50	5.18	(.40)	.79
Distributions from net investment income	(.03)	(.37)	(.32)	(.27)	(.33)	(.36)
Distributions from net realized gain	-	(.03)	(.12)	(.19)	(2.53)	(.01)
Total distributions	(.03)	(.40)	(.44)	(.46)	(2.86)	(.37)
Net asset value, end of period	$17.62	$17.79	$19.51	$19.45	$14.73	$17.99
Total Return C,D	(.82)%	(6.65)%	2.47%	35.36%	(4.38)%	4.71%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12% G	.12%	.12%	.12%	.12%	.15%
Expenses net of fee waivers, if any	.12% G	.12%	.12%	.12%	.12%	.11%
Expenses net of all reductions	.12% G	.12%	.12%	.12%	.12%	.11%
Net investment income (loss)	1.17% G	2.24%	1.74%	1.52%	1.92%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$2,457,330	$2,500,987	$2,775,100	$6,036,702	$3,610,892	$2,500,479
Portfolio turnover rate H	10% G	15%	20%	26%	85%	14%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2030 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.79	$19.51	$19.45	$14.73	$18.00	$17.57
Income from Investment Operations
Net investment income (loss) A,B	.11	.40	.36	.28	.35	.39
Net realized and unrealized gain (loss)	(.26)	(1.71)	.16	4.90	(.75)	.42
Total from investment operations	(.15)	(1.31)	.52	5.18	(.40)	.81
Distributions from net investment income	(.03)	(.38)	(.34)	(.27)	(.34)	(.37)
Distributions from net realized gain	-	(.03)	(.12)	(.19)	(2.53)	(.01)
Total distributions	(.03)	(.41)	(.46)	(.46)	(2.87)	(.38)
Net asset value, end of period	$17.61	$17.79	$19.51	$19.45	$14.73	$18.00
Total Return C,D	(.86)%	(6.60)%	2.57%	35.41%	(4.40)%	4.82%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08% G	.08%	.08%	.08%	.08%	.10%
Expenses net of fee waivers, if any	.08% G	.08%	.08%	.08%	.08%	.05%
Expenses net of all reductions	.08% G	.08%	.08%	.08%	.08%	.05%
Net investment income (loss)	1.21% G	2.28%	1.78%	1.56%	1.96%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$11,590,174	$11,271,364	$10,927,825	$5,916,521	$3,884,151	$3,269,588
Portfolio turnover rate H	10% G	15%	20%	26%	85%	14%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2030 Fund Premier Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$17.78	$19.50	$19.45	$16.56
Income from Investment Operations
Net investment income (loss) B,C	.11	.40	.36	.39
Net realized and unrealized gain (loss)	(.25)	(1.70)	.16	2.88
Total from investment operations	(.14)	(1.30)	.52	3.27
Distributions from net investment income	(.03)	(.39)	(.34)	(.26)
Distributions from net realized gain	-	(.03)	(.12)	(.12)
Total distributions	(.03)	(.42)	(.47) D	(.38)
Net asset value, end of period	$17.61	$17.78	$19.50	$19.45
Total Return E,F	(.80)%	(6.59)%	2.54%	19.78%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06% I	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06% I	.06%	.06%	.06% I
Expenses net of all reductions	.06% I	.06%	.06%	.06% I
Net investment income (loss)	1.23% I	2.30%	1.80%	2.66% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,924,521	$3,697,423	$3,153,635	$1,118,562
Portfolio turnover rate J	10% I	15%	20%	26%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2035 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	43.2
Fidelity Series Global ex U.S. Index Fund	28.9
Fidelity Series Bond Index Fund	18.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.1
100.0

Asset Allocation (% of Fund's net assets)

Fidelity Freedom® Index 2035 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 43.2%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $5,894,121,532)	521,718,806	7,392,755,474

International Equity Funds - 28.9%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $4,889,791,480)	381,593,395	4,953,082,271

Bond Funds - 27.8%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	374,624,562	3,214,278,745
Fidelity Series International Developed Markets Bond Index Fund (a)	82,211,264	688,930,391
Fidelity Series Long-Term Treasury Bond Index Fund (a)	160,906,077	846,365,963
TOTAL BOND FUNDS (Cost $5,606,304,131)		4,749,575,099

Inflation-Protected Bond Funds - 0.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a) (Cost $24,482,929)	3,175,632	23,626,702

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $16,414,700,072)	17,119,039,546
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,570,990)
NET ASSETS - 100.0%	17,117,468,556

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,953,945	1,953,945	337	-	-	-	0.0%
Total	-	1,953,945	1,953,945	337	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	24,551,259	66,312	7,289	(2,018)	(856,227)	23,626,702
Fidelity Series Bond Index Fund	2,789,353,467	630,269,323	26,756,137	47,452,032	(840,843)	(177,747,065)	3,214,278,745
Fidelity Series Global ex U.S. Index Fund	4,712,905,154	533,346,884	201,277,775	-	2,305,605	(94,197,597)	4,953,082,271
Fidelity Series International Developed Markets Bond Index Fund	588,974,927	127,451,256	3,948,831	9,786,094	(138,818)	(23,408,143)	688,930,391
Fidelity Series Long-Term Treasury Bond Index Fund	822,639,718	179,012,156	14,152,925	13,106,075	(1,003,408)	(140,129,578)	846,365,963
Fidelity Series Total Market Index Fund	7,131,079,739	502,835,921	577,258,491	19,061,483	18,527,826	317,570,479	7,392,755,474
	16,044,953,005	1,997,466,799	823,460,471	89,412,973	18,848,344	(118,768,131)	17,119,039,546

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	7,392,755,474	7,392,755,474	-	-

International Equity Funds	4,953,082,271	4,953,082,271	-	-

Bond Funds	4,773,201,801	4,773,201,801	-	-
Total Investments in Securities:	17,119,039,546	17,119,039,546	-	-

Fidelity Freedom® Index 2035 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $16,414,700,072)	$17,119,039,546

Total Investment in Securities (cost $16,414,700,072)		$17,119,039,546
Cash		14,082
Receivable for investments sold		30,123,705
Receivable for fund shares sold		27,197,676
Distributions receivable from Fidelity Central Funds		4
Total assets		17,176,375,013
Liabilities
Payable for investments purchased	$38,021,179
Payable for fund shares redeemed	19,970,646
Accrued management fee	914,632
Total Liabilities		58,906,457
Net Assets		$17,117,468,556
Net Assets consist of:
Paid in capital		$16,572,049,538
Total accumulated earnings (loss)		545,419,018
Net Assets		$17,117,468,556

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,123,553,908 ÷ 106,688,962 shares)		$19.90
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($10,815,509,762 ÷ 543,520,654 shares)		$19.90
Premier Class :
Net Asset Value, offering price and redemption price per share ($4,178,404,886 ÷ 209,983,452 shares)		$19.90

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$89,412,973
Income from Fidelity Central Funds		337
Total Income		89,413,310
Expenses
Management fee	$6,589,354
Independent trustees' fees and expenses	27,670
Total expenses before reductions	6,617,024
Expense reductions	(229)
Total expenses after reductions		6,616,795
Net Investment income (loss)		82,796,515
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	18,848,344
Total net realized gain (loss)		18,848,344
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(118,768,131)
Total change in net unrealized appreciation (depreciation)		(118,768,131)
Net gain (loss)		(99,919,787)
Net increase (decrease) in net assets resulting from operations		$(17,123,272)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$82,796,515	$286,590,397
Net realized gain (loss)	18,848,344	(185,826,048)
Change in net unrealized appreciation (depreciation)	(118,768,131)	(1,039,726,162)
Net increase (decrease) in net assets resulting from operations	(17,123,272)	(938,961,813)
Distributions to shareholders	(18,048,663)	(291,206,564)

Share transactions - net increase (decrease)	1,108,490,361	2,515,664,619
Total increase (decrease) in net assets	1,073,318,426	1,285,496,242

Net Assets
Beginning of period	16,044,150,130	14,758,653,888
End of period	$17,117,468,556	$16,044,150,130

Financial Highlights
Fidelity Freedom® Index 2035 Fund Investor Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.91	$21.83	$21.45	$15.20	$19.07	$18.63
Income from Investment Operations
Net investment income (loss) A,B	.09	.38	.39	.30	.36	.39
Net realized and unrealized gain (loss)	(.08)	(1.92)	.44	6.40	(1.26)	.43
Total from investment operations	.01	(1.54)	.83	6.70	(.90)	.82
Distributions from net investment income	(.02)	(.36)	(.34)	(.29)	(.33)	(.37)
Distributions from net realized gain	-	(.02)	(.11)	(.16)	(2.64)	(.01)
Total distributions	(.02)	(.38)	(.45)	(.45)	(2.97)	(.38)
Net asset value, end of period	$19.90	$19.91	$21.83	$21.45	$15.20	$19.07
Total Return C,D	.05%	(6.95)%	3.76%	44.28%	(7.39)%	4.63%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12% G	.12%	.12%	.12%	.12%	.15%
Expenses net of fee waivers, if any	.12% G	.12%	.12%	.12%	.12%	.11%
Expenses net of all reductions	.12% G	.12%	.12%	.12%	.12%	.11%
Net investment income (loss)	.93% G	1.97%	1.71%	1.56%	1.87%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$2,123,554	$2,052,573	$2,174,422	$5,124,327	$2,844,302	$2,003,135
Portfolio turnover rate H	10% G	13%	15%	24%	80%	10%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2035 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.91	$21.83	$21.46	$15.21	$19.08	$18.64
Income from Investment Operations
Net investment income (loss) A,B	.10	.39	.40	.31	.37	.40
Net realized and unrealized gain (loss)	(.09)	(1.92)	.44	6.39	(1.26)	.43
Total from investment operations	.01	(1.53)	.84	6.70	(.89)	.83
Distributions from net investment income	(.02)	(.37)	(.37)	(.30)	(.34)	(.38)
Distributions from net realized gain	-	(.02)	(.11)	(.16)	(2.64)	(.01)
Total distributions	(.02)	(.39)	(.47) C	(.45) C	(2.98)	(.39)
Net asset value, end of period	$19.90	$19.91	$21.83	$21.46	$15.21	$19.08
Total Return D,E	.06%	(6.91)%	3.82%	44.31%	(7.33)%	4.69%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.08%	.10%
Expenses net of fee waivers, if any	.08% H	.08%	.08%	.08%	.08%	.05%
Expenses net of all reductions	.08% H	.08%	.08%	.08%	.08%	.05%
Net investment income (loss)	.97% H	2.01%	1.75%	1.60%	1.92%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$10,815,510	$10,184,661	$9,501,029	$4,357,280	$2,512,748	$2,015,039
Portfolio turnover rate I	10% H	13%	15%	24%	80%	10%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2035 Fund Premier Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$19.91	$21.82	$21.46	$17.48
Income from Investment Operations
Net investment income (loss) B,C	.10	.39	.40	.45
Net realized and unrealized gain (loss)	(.09)	(1.91)	.44	3.92
Total from investment operations	.01	(1.52)	.84	4.37
Distributions from net investment income	(.02)	(.38)	(.37)	(.29)
Distributions from net realized gain	-	(.02)	(.11)	(.10)
Total distributions	(.02)	(.39) D	(.48)	(.39)
Net asset value, end of period	$19.90	$19.91	$21.82	$21.46
Total Return E,F	.07%	(6.85)%	3.80%	25.06%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06% I	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06% I	.06%	.06%	.06% I
Expenses net of all reductions	.06% I	.06%	.06%	.06% I
Net investment income (loss)	.99% I	2.03%	1.77%	2.86% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,178,405	$3,806,916	$3,083,204	$1,163,973
Portfolio turnover rate J	10% I	13%	15%	24%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2040 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	51.4
Fidelity Series Global ex U.S. Index Fund	34.4
Fidelity Series Bond Index Fund	7.4
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	1.8
Fidelity Cash Central Fund 5.39%	0.0
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2040 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 51.4%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $7,104,544,711)	618,632,116	8,766,017,086

International Equity Funds - 34.4%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $5,794,309,448)	451,647,638	5,862,386,339

Bond Funds - 14.2%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	147,360,299	1,264,351,365
Fidelity Series International Developed Markets Bond Index Fund (a)	35,885,261	300,718,485
Fidelity Series Long-Term Treasury Bond Index Fund (a)	162,238,938	853,376,812
TOTAL BOND FUNDS (Cost $2,926,310,077)		2,418,446,662

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $14,986)	14,983	14,986

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $15,825,179,222)	17,046,865,073
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,162,373)
NET ASSETS - 100.0%	17,045,702,700

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,970,425	1,955,439	573	-	-	14,986	0.0%
Total	-	1,970,425	1,955,439	573	-	-	14,986

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	1,010,468,267	329,072,388	6,658,500	17,872,917	(268,559)	(68,262,231)	1,264,351,365
Fidelity Series Global ex U.S. Index Fund	5,475,835,338	666,030,763	166,207,648	-	(889,105)	(112,383,009)	5,862,386,339
Fidelity Series International Developed Markets Bond Index Fund	238,261,234	74,012,634	1,599,250	3,985,151	(60,969)	(9,895,164)	300,718,485
Fidelity Series Long-Term Treasury Bond Index Fund	804,919,290	197,190,132	7,739,669	13,019,481	(625,135)	(140,367,806)	853,376,812
Fidelity Series Total Market Index Fund	8,291,357,415	615,386,655	525,483,279	22,128,529	12,558,324	372,197,971	8,766,017,086
	15,820,841,544	1,881,692,572	707,688,346	57,006,078	10,714,556	41,289,761	17,046,850,087

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	8,766,017,086	8,766,017,086	-	-

International Equity Funds	5,862,386,339	5,862,386,339	-	-

Bond Funds	2,418,446,662	2,418,446,662	-	-

Short-Term Funds	14,986	14,986	-	-
Total Investments in Securities:	17,046,865,073	17,046,865,073	-	-

Fidelity Freedom® Index 2040 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $14,986)	$14,986
Other affiliated issuers (cost $15,825,164,236)	17,046,850,087

Total Investment in Securities (cost $15,825,179,222)		$17,046,865,073
Receivable for investments sold		45,681,988
Receivable for fund shares sold		28,114,125
Distributions receivable from Fidelity Central Funds		78
Total assets		17,120,661,264
Liabilities
Payable for investments purchased	$56,754,998
Payable for fund shares redeemed	17,346,322
Accrued management fee	857,244
Total Liabilities		74,958,564
Net Assets		$17,045,702,700
Net Assets consist of:
Paid in capital		$16,013,214,843
Total accumulated earnings (loss)		1,032,487,857
Net Assets		$17,045,702,700

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,838,648,451 ÷ 89,991,457 shares)		$20.43
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($11,015,392,686 ÷ 539,543,699 shares)		$20.42
Premier Class :
Net Asset Value, offering price and redemption price per share ($4,191,661,563 ÷ 205,385,793 shares)		$20.41

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$57,006,078
Income from Fidelity Central Funds		573
Total Income		57,006,651
Expenses
Management fee	$6,434,248
Independent trustees' fees and expenses	27,379
Total expenses before reductions	6,461,627
Expense reductions	(264)
Total expenses after reductions		6,461,363
Net Investment income (loss)		50,545,288
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	10,714,556
Total net realized gain (loss)		10,714,556
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	41,289,761
Total change in net unrealized appreciation (depreciation)		41,289,761
Net gain (loss)		52,004,317
Net increase (decrease) in net assets resulting from operations		$102,549,605
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,545,288	$279,895,067
Net realized gain (loss)	10,714,556	(181,420,324)
Change in net unrealized appreciation (depreciation)	41,289,761	(1,043,279,711)
Net increase (decrease) in net assets resulting from operations	102,549,605	(944,804,968)
Distributions to shareholders	(7,169,635)	(291,945,531)

Share transactions - net increase (decrease)	1,130,228,821	2,562,595,778
Total increase (decrease) in net assets	1,225,608,791	1,325,845,279

Net Assets
Beginning of period	15,820,093,909	14,494,248,630
End of period	$17,045,702,700	$15,820,093,909

Financial Highlights
Fidelity Freedom® Index 2040 Fund Investor Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$20.28	$22.30	$21.68	$14.77	$19.19	$18.77
Income from Investment Operations
Net investment income (loss) A,B	.06	.39	.40	.30	.35	.39
Net realized and unrealized gain (loss)	.10	(2.01)	.69	7.03	(1.43)	.42
Total from investment operations	.16	(1.62)	1.09	7.33	(1.08)	.81
Distributions from net investment income	(.01)	(.37)	(.36)	(.29)	(.33)	(.38)
Distributions from net realized gain	-	(.02)	(.10)	(.12)	(3.00)	(.01)
Total distributions	(.01)	(.40) C	(.47) C	(.42) C	(3.34) C	(.39)
Net asset value, end of period	$20.43	$20.28	$22.30	$21.68	$14.77	$19.19
Total Return D,E	.77%	(7.18)%	4.90%	49.86%	(8.93)%	4.56%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.12%	.15%
Expenses net of fee waivers, if any	.12% H	.12%	.12%	.12%	.12%	.11%
Expenses net of all reductions	.12% H	.12%	.12%	.12%	.12%	.11%
Net investment income (loss)	.56% H	1.96%	1.74%	1.56%	1.82%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,838,648	$1,759,546	$1,823,668	$4,532,047	$2,405,077	$1,731,927
Portfolio turnover rate I	8% H	12%	13%	20%	78%	10%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2040 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$20.26	$22.28	$21.68	$14.77	$19.19	$18.77
Income from Investment Operations
Net investment income (loss) A,B	.06	.39	.41	.31	.36	.40
Net realized and unrealized gain (loss)	.11	(2.01)	.68	7.02	(1.43)	.42
Total from investment operations	.17	(1.62)	1.09	7.33	(1.07)	.82
Distributions from net investment income	(.01)	(.38)	(.38)	(.30)	(.34)	(.39)
Distributions from net realized gain	-	(.02)	(.11)	(.12)	(3.00)	(.01)
Total distributions	(.01)	(.40)	(.49)	(.42)	(3.35) C	(.40)
Net asset value, end of period	$20.42	$20.26	$22.28	$21.68	$14.77	$19.19
Total Return D,E	.83%	(7.15)%	4.92%	49.89%	(8.89)%	4.61%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.08%	.10%
Expenses net of fee waivers, if any	.08% H	.08%	.08%	.08%	.08%	.05%
Expenses net of all reductions	.08% H	.08%	.08%	.08%	.08%	.05%
Net investment income (loss)	.60% H	2.00%	1.78%	1.60%	1.86%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$11,015,393	$10,285,592	$9,622,454	$4,910,687	$2,861,535	$2,404,340
Portfolio turnover rate I	8% H	12%	13%	20%	78%	10%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2040 Fund Premier Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$20.25	$22.27	$21.67	$17.16
Income from Investment Operations
Net investment income (loss) B,C	.06	.40	.41	.47
Net realized and unrealized gain (loss)	.11	(2.01)	.69	4.40
Total from investment operations	.17	(1.61)	1.10	4.87
Distributions from net investment income	(.01)	(.39)	(.39)	(.30)
Distributions from net realized gain	-	(.02)	(.11)	(.07)
Total distributions	(.01)	(.41)	(.50)	(.36) D
Net asset value, end of period	$20.41	$20.25	$22.27	$21.67
Total Return E,F	.84%	(7.13)%	4.94%	28.49%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06% I	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06% I	.06%	.06%	.06% I
Expenses net of all reductions	.06% I	.06%	.06%	.06% I
Net investment income (loss)	.62% I	2.02%	1.80%	2.95% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,191,662	$3,774,956	$3,048,126	$1,197,248
Portfolio turnover rate J	8% I	12%	13%	20%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2045 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	53.9
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	1.0
Fidelity Cash Central Fund 5.39%	0.0
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2045 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 53.9%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $6,575,046,855)	553,038,744	7,836,558,997

International Equity Funds - 36.0%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $5,239,026,041)	403,936,330	5,243,093,568

Bond Funds - 10.1%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	68,912,349	591,267,955
Fidelity Series International Developed Markets Bond Index Fund (a)	17,756,515	148,799,592
Fidelity Series Long-Term Treasury Bond Index Fund (a)	137,407,431	722,763,087
TOTAL BOND FUNDS (Cost $1,831,593,987)		1,462,830,634

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $10,371)	10,369	10,371

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $13,645,677,254)	14,542,493,570
NET OTHER ASSETS (LIABILITIES) - 0.0%	(883,405)
NET ASSETS - 100.0%	14,541,610,165

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,606,928	1,596,557	356	-	-	10,371	0.0%
Total	-	1,606,928	1,596,557	356	-	-	10,371

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	531,663,670	105,400,961	12,523,296	8,881,412	(424,778)	(32,848,602)	591,267,955
Fidelity Series Global ex U.S. Index Fund	4,749,019,827	696,896,253	98,766,777	-	(6,219,229)	(97,836,506)	5,243,093,568
Fidelity Series International Developed Markets Bond Index Fund	132,758,880	21,948,564	748,774	2,194,035	(27,187)	(5,131,891)	148,799,592
Fidelity Series Long-Term Treasury Bond Index Fund	672,547,965	175,980,775	6,014,768	11,023,533	(444,148)	(119,306,737)	722,763,087
Fidelity Series Total Market Index Fund	7,193,553,769	679,611,088	368,832,495	19,234,563	11,123,132	321,103,503	7,836,558,997
	13,279,544,111	1,679,837,641	486,886,110	41,333,543	4,007,790	65,979,767	14,542,483,199

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	7,836,558,997	7,836,558,997	-	-

International Equity Funds	5,243,093,568	5,243,093,568	-	-

Bond Funds	1,462,830,634	1,462,830,634	-	-

Short-Term Funds	10,371	10,371	-	-
Total Investments in Securities:	14,542,493,570	14,542,493,570	-	-

Fidelity Freedom® Index 2045 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $10,371)	$10,371
Other affiliated issuers (cost $13,645,666,883)	14,542,483,199

Total Investment in Securities (cost $13,645,677,254)		$14,542,493,570
Receivable for investments sold		35,352,905
Receivable for fund shares sold		30,716,753
Distributions receivable from Fidelity Central Funds		66
Total assets		14,608,563,294
Liabilities
Payable for investments purchased	$47,475,938
Payable for fund shares redeemed	18,762,938
Accrued management fee	714,253
Total Liabilities		66,953,129
Net Assets		$14,541,610,165
Net Assets consist of:
Paid in capital		$13,813,924,469
Total accumulated earnings (loss)		727,685,696
Net Assets		$14,541,610,165

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,423,735,106 ÷ 66,945,536 shares)		$21.27
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($9,285,248,419 ÷ 436,705,305 shares)		$21.26
Premier Class :
Net Asset Value, offering price and redemption price per share ($3,832,626,640 ÷ 180,273,334 shares)		$21.26

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$41,333,543
Income from Fidelity Central Funds		356
Total Income		41,333,899
Expenses
Management fee	$5,396,996
Independent trustees' fees and expenses	23,138
Total expenses before reductions	5,420,134
Expense reductions	(184)
Total expenses after reductions		5,419,950
Net Investment income (loss)		35,913,949
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	4,007,790
Total net realized gain (loss)		4,007,790
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	65,979,767
Total change in net unrealized appreciation (depreciation)		65,979,767
Net gain (loss)		69,987,557
Net increase (decrease) in net assets resulting from operations		$105,901,506
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,913,949	$230,539,827
Net realized gain (loss)	4,007,790	(156,432,485)
Change in net unrealized appreciation (depreciation)	65,979,767	(800,507,234)
Net increase (decrease) in net assets resulting from operations	105,901,506	(726,399,892)
Distributions to shareholders	(3,905,699)	(236,289,869)

Share transactions - net increase (decrease)	1,160,681,445	2,611,878,174
Total increase (decrease) in net assets	1,262,677,252	1,649,188,413

Net Assets
Beginning of period	13,278,932,913	11,629,744,500
End of period	$14,541,610,165	$13,278,932,913

Financial Highlights
Fidelity Freedom® Index 2045 Fund Investor Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$21.07	$23.14	$22.49	$15.31	$19.33	$18.91
Income from Investment Operations
Net investment income (loss) A,B	.05	.40	.42	.31	.36	.39
Net realized and unrealized gain (loss)	.15	(2.07)	.70	7.29	(1.56)	.43
Total from investment operations	.20	(1.67)	1.12	7.60	(1.20)	.82
Distributions from net investment income	- C	(.39)	(.37)	(.30)	(.33)	(.38)
Distributions from net realized gain	-	(.01)	(.10)	(.12)	(2.49)	(.02)
Total distributions	- C	(.40)	(.47)	(.42)	(2.82)	(.40)
Net asset value, end of period	$21.27	$21.07	$23.14	$22.49	$15.31	$19.33
Total Return D,E	.97%	(7.11)%	4.88%	49.89%	(8.96)%	4.58%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.12%	.15%
Expenses net of fee waivers, if any	.12% H	.12%	.12%	.12%	.12%	.11%
Expenses net of all reductions	.12% H	.12%	.12%	.12%	.12%	.11%
Net investment income (loss)	.46% H	1.97%	1.75%	1.55%	1.85%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,423,735	$1,338,764	$1,355,157	$3,625,141	$1,810,294	$1,244,020
Portfolio turnover rate I	7% H	11%	12%	20%	77%	10%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2045 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$21.06	$23.14	$22.50	$15.32	$19.33	$18.92
Income from Investment Operations
Net investment income (loss) A,B	.05	.41	.43	.31	.37	.40
Net realized and unrealized gain (loss)	.16	(2.08)	.71	7.30	(1.55)	.42
Total from investment operations	.21	(1.67)	1.14	7.61	(1.18)	.82
Distributions from net investment income	(.01)	(.40)	(.40)	(.31)	(.34)	(.39)
Distributions from net realized gain	-	(.01)	(.10)	(.12)	(2.49)	(.02)
Total distributions	(.01)	(.41)	(.50)	(.43)	(2.83)	(.41)
Net asset value, end of period	$21.26	$21.06	$23.14	$22.50	$15.32	$19.33
Total Return C,D	.98%	(7.10)%	4.95%	49.89%	(8.88)%	4.58%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08% G	.08%	.08%	.08%	.08%	.10%
Expenses net of fee waivers, if any	.08% G	.08%	.08%	.08%	.08%	.05%
Expenses net of all reductions	.08% G	.08%	.08%	.08%	.08%	.05%
Net investment income (loss)	.50% G	2.01%	1.79%	1.59%	1.89%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$9,285,248	$8,572,583	$7,627,068	$3,397,662	$1,890,160	$1,446,055
Portfolio turnover rate H	7% G	11%	12%	20%	77%	10%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2045 Fund Premier Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$21.06	$23.13	$22.50	$17.81
Income from Investment Operations
Net investment income (loss) B,C	.06	.41	.43	.49
Net realized and unrealized gain (loss)	.15	(2.07)	.70	4.57
Total from investment operations	.21	(1.66)	1.13	5.06
Distributions from net investment income	(.01)	(.40)	(.40)	(.31)
Distributions from net realized gain	-	(.01)	(.10)	(.07)
Total distributions	(.01)	(.41)	(.50)	(.37) D
Net asset value, end of period	$21.26	$21.06	$23.13	$22.50
Total Return E,F	.98%	(7.05)%	4.93%	28.52%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06% I	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06% I	.06%	.06%	.06% I
Expenses net of all reductions	.06% I	.06%	.06%	.06% I
Net investment income (loss)	.52% I	2.03%	1.81%	2.96% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,832,627	$3,367,586	$2,647,519	$1,128,413
Portfolio turnover rate J	7% I	11%	12%	20%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2050 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	53.9
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0

Asset Allocation (% of Fund's net assets)

Fidelity Freedom® Index 2050 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 53.9%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $6,201,149,676)	519,305,842	7,358,563,779

International Equity Funds - 36.0%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $4,911,384,006)	379,297,049	4,923,275,700

Bond Funds - 10.1%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	64,707,888	555,193,680
Fidelity Series International Developed Markets Bond Index Fund (a)	16,674,918	139,735,816
Fidelity Series Long-Term Treasury Bond Index Fund (a)	129,026,107	678,677,322
TOTAL BOND FUNDS (Cost $1,710,663,821)		1,373,606,818

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $12,823,197,503)	13,655,446,297
NET OTHER ASSETS (LIABILITIES) - 0.0%	(822,304)
NET ASSETS - 100.0%	13,654,623,993

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	764,246	764,246	256	-	-	-	0.0%
Total	-	764,246	764,246	256	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	493,868,160	103,711,765	11,286,330	8,287,414	(385,194)	(30,714,721)	555,193,680
Fidelity Series Global ex U.S. Index Fund	4,411,494,364	697,735,231	87,453,453	-	(4,123,642)	(94,376,800)	4,923,275,700
Fidelity Series International Developed Markets Bond Index Fund	123,329,619	21,895,436	675,362	2,040,566	(26,355)	(4,787,522)	139,735,816
Fidelity Series Long-Term Treasury Bond Index Fund	624,749,574	170,969,780	5,115,639	10,286,467	(346,801)	(111,579,592)	678,677,322
Fidelity Series Total Market Index Fund	6,682,305,788	710,537,787	341,568,362	17,880,806	12,349,978	294,938,588	7,358,563,779
	12,335,747,505	1,704,849,999	446,099,146	38,495,253	7,467,986	53,479,953	13,655,446,297

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	7,358,563,779	7,358,563,779	-	-

International Equity Funds	4,923,275,700	4,923,275,700	-	-

Bond Funds	1,373,606,818	1,373,606,818	-	-
Total Investments in Securities:	13,655,446,297	13,655,446,297	-	-

Fidelity Freedom® Index 2050 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $12,823,197,503)	$13,655,446,297

Total Investment in Securities (cost $12,823,197,503)		$13,655,446,297
Cash		9,222
Receivable for investments sold		30,122,619
Receivable for fund shares sold		33,287,483
Distributions receivable from Fidelity Central Funds		5
Total assets		13,718,865,626
Liabilities
Payable for investments purchased	$49,176,841
Payable for fund shares redeemed	14,394,776
Accrued management fee	670,016
Total Liabilities		64,241,633
Net Assets		$13,654,623,993
Net Assets consist of:
Paid in capital		$12,971,113,761
Total accumulated earnings (loss)		683,510,232
Net Assets		$13,654,623,993

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,305,841,527 ÷ 61,268,553 shares)		$21.31
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($8,811,706,480 ÷ 413,734,265 shares)		$21.30
Premier Class :
Net Asset Value, offering price and redemption price per share ($3,537,075,986 ÷ 166,098,753 shares)		$21.30

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$38,495,253
Income from Fidelity Central Funds		256
Total Income		38,495,509
Expenses
Management fee	$5,035,797
Independent trustees' fees and expenses	21,545
Total expenses before reductions	5,057,342
Expense reductions	(163)
Total expenses after reductions		5,057,179
Net Investment income (loss)		33,438,330
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	7,467,986
Total net realized gain (loss)		7,467,986
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	53,479,953
Total change in net unrealized appreciation (depreciation)		53,479,953
Net gain (loss)		60,947,939
Net increase (decrease) in net assets resulting from operations		$94,386,269
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,438,330	$211,002,833
Net realized gain (loss)	7,467,986	(139,788,621)
Change in net unrealized appreciation (depreciation)	53,479,953	(705,971,064)
Net increase (decrease) in net assets resulting from operations	94,386,269	(634,756,852)
Distributions to shareholders	(3,628,765)	(215,521,737)

Share transactions - net increase (decrease)	1,228,689,075	2,763,717,342
Total increase (decrease) in net assets	1,319,446,579	1,913,438,753

Net Assets
Beginning of period	12,335,177,414	10,421,738,661
End of period	$13,654,623,993	$12,335,177,414

Financial Highlights
Fidelity Freedom® Index 2050 Fund Investor Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$21.11	$23.19	$22.54	$15.34	$19.41	$19.00
Income from Investment Operations
Net investment income (loss) A,B	.05	.40	.42	.31	.36	.39
Net realized and unrealized gain (loss)	.15	(2.08)	.71	7.31	(1.55)	.42
Total from investment operations	.20	(1.68)	1.13	7.62	(1.19)	.81
Distributions from net investment income	- C	(.39)	(.37)	(.30)	(.34)	(.38)
Distributions from net realized gain	-	(.01)	(.10)	(.12)	(2.54)	(.02)
Total distributions	- C	(.40)	(.48) D	(.42)	(2.88)	(.40)
Net asset value, end of period	$21.31	$21.11	$23.19	$22.54	$15.34	$19.41
Total Return E,F	.97%	(7.14)%	4.89%	49.93%	(8.95)%	4.53%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.12% I	.12%	.12%	.12%	.12%	.15%
Expenses net of fee waivers, if any	.12% I	.12%	.12%	.12%	.12%	.11%
Expenses net of all reductions	.12% I	.12%	.12%	.12%	.12%	.11%
Net investment income (loss)	.46% I	1.97%	1.74%	1.54%	1.84%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,305,842	$1,217,159	$1,179,926	$3,177,558	$1,524,955	$1,049,434
Portfolio turnover rate J	7% I	11%	12%	20%	77%	12%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2050 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$21.09	$23.17	$22.54	$15.34	$19.41	$19.00
Income from Investment Operations
Net investment income (loss) A,B	.05	.41	.42	.31	.37	.40
Net realized and unrealized gain (loss)	.17	(2.08)	.72	7.32	(1.55)	.42
Total from investment operations	.22	(1.67)	1.14	7.63	(1.18)	.82
Distributions from net investment income	(.01)	(.40)	(.40)	(.31)	(.34)	(.39)
Distributions from net realized gain	-	(.01)	(.11)	(.12)	(2.54)	(.02)
Total distributions	(.01)	(.41)	(.51)	(.43)	(2.89) C	(.41)
Net asset value, end of period	$21.30	$21.09	$23.17	$22.54	$15.34	$19.41
Total Return D,E	1.02%	(7.11)%	4.93%	49.96%	(8.91)%	4.59%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.08%	.10%
Expenses net of fee waivers, if any	.08% H	.08%	.08%	.08%	.08%	.05%
Expenses net of all reductions	.08% H	.08%	.08%	.08%	.08%	.05%
Net investment income (loss)	.50% H	2.01%	1.78%	1.59%	1.89%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$8,811,706	$8,045,136	$6,949,488	$3,119,255	$1,815,237	$1,376,687
Portfolio turnover rate I	7% H	11%	12%	20%	77%	12%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2050 Fund Premier Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$21.09	$23.17	$22.54	$17.84
Income from Investment Operations
Net investment income (loss) B,C	.06	.42	.43	.50
Net realized and unrealized gain (loss)	.16	(2.09)	.71	4.57
Total from investment operations	.22	(1.67)	1.14	5.07
Distributions from net investment income	(.01)	(.40)	(.40)	(.31)
Distributions from net realized gain	-	(.01)	(.11)	(.07)
Total distributions	(.01)	(.41)	(.51)	(.37) D
Net asset value, end of period	$21.30	$21.09	$23.17	$22.54
Total Return E,F	1.03%	(7.09)%	4.95%	28.53%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06% I	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06% I	.06%	.06%	.06% I
Expenses net of all reductions	.06% I	.06%	.06%	.06% I
Net investment income (loss)	.52% I	2.03%	1.80%	3.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,537,076	$3,072,883	$2,292,324	$1,044,525
Portfolio turnover rate J	7% I	11%	12%	20%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2055 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	53.9
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	1.0
Fidelity Cash Central Fund 5.39%	0.0
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2055 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 53.9%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $4,486,554,255)	361,870,498	5,127,704,956

International Equity Funds - 36.0%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $3,459,051,502)	264,306,638	3,430,700,165

Bond Funds - 10.1%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	45,089,190	386,865,253
Fidelity Series International Developed Markets Bond Index Fund (a)	11,621,459	97,387,825
Fidelity Series Long-Term Treasury Bond Index Fund (a)	89,909,183	472,922,301
TOTAL BOND FUNDS (Cost $1,177,117,022)		957,175,379

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $3,965)	3,965	3,965

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,122,726,744)	9,515,584,465
NET OTHER ASSETS (LIABILITIES) - 0.0%	(584,341)
NET ASSETS - 100.0%	9,515,000,124

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	876,069	872,104	204	-	-	3,965	0.0%
Total	-	876,069	872,104	204	-	-	3,965

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	332,686,709	83,342,797	7,710,950	5,683,690	(266,434)	(21,186,869)	386,865,253
Fidelity Series Global ex U.S. Index Fund	2,971,880,544	587,232,919	57,815,026	-	(5,439,180)	(65,159,092)	3,430,700,165
Fidelity Series International Developed Markets Bond Index Fund	83,094,941	18,065,076	472,437	1,379,750	(19,044)	(3,280,711)	97,387,825
Fidelity Series Long-Term Treasury Bond Index Fund	420,865,574	132,646,652	3,386,064	7,054,941	(129,891)	(77,073,970)	472,922,301
Fidelity Series Total Market Index Fund	4,501,632,032	650,558,225	230,330,623	12,071,617	(1,482,564)	207,327,886	5,127,704,956
	8,310,159,800	1,471,845,669	299,715,100	26,189,998	(7,337,113)	40,627,244	9,515,580,500

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	5,127,704,956	5,127,704,956	-	-

International Equity Funds	3,430,700,165	3,430,700,165	-	-

Bond Funds	957,175,379	957,175,379	-	-

Short-Term Funds	3,965	3,965	-	-
Total Investments in Securities:	9,515,584,465	9,515,584,465	-	-

Fidelity Freedom® Index 2055 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $3,965)	$3,965
Other affiliated issuers (cost $9,122,722,779)	9,515,580,500

Total Investment in Securities (cost $9,122,726,744)		$9,515,584,465
Cash		186
Receivable for investments sold		20,813,177
Receivable for fund shares sold		28,569,840
Distributions receivable from Fidelity Central Funds		18
Total assets		9,564,967,686
Liabilities
Payable for investments purchased	$34,652,186
Payable for fund shares redeemed	14,843,109
Accrued management fee	472,267
Total Liabilities		49,967,562
Net Assets		$9,515,000,124
Net Assets consist of:
Paid in capital		$9,229,864,165
Total accumulated earnings (loss)		285,135,959
Net Assets		$9,515,000,124

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($927,792,532 ÷ 52,972,834 shares)		$17.51
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($6,333,312,324 ÷ 361,416,315 shares)		$17.52
Premier Class :
Net Asset Value, offering price and redemption price per share ($2,253,895,268 ÷ 128,655,920 shares)		$17.52

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$26,189,998
Income from Fidelity Central Funds		204
Total Income		26,190,202
Expenses
Management fee	$3,480,573
Independent trustees' fees and expenses	14,673
Total expenses before reductions	3,495,246
Expense reductions	(64)
Total expenses after reductions		3,495,182
Net Investment income (loss)		22,695,020
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(7,337,113)
Total net realized gain (loss)		(7,337,113)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	40,627,244
Total change in net unrealized appreciation (depreciation)		40,627,244
Net gain (loss)		33,290,131
Net increase (decrease) in net assets resulting from operations		$55,985,151
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,695,020	$136,795,824
Net realized gain (loss)	(7,337,113)	(93,815,452)
Change in net unrealized appreciation (depreciation)	40,627,244	(403,855,901)
Net increase (decrease) in net assets resulting from operations	55,985,151	(360,875,529)
Distributions to shareholders	(2,435,180)	(139,141,249)

Share transactions - net increase (decrease)	1,151,681,307	2,400,054,137
Total increase (decrease) in net assets	1,205,231,278	1,900,037,359

Net Assets
Beginning of period	8,309,768,846	6,409,731,487
End of period	$9,515,000,124	$8,309,768,846

Financial Highlights
Fidelity Freedom® Index 2055 Fund Investor Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.35	$19.05	$18.51	$12.59	$15.33	$15.01
Income from Investment Operations
Net investment income (loss) A,B	.04	.33	.34	.26	.28	.31
Net realized and unrealized gain (loss)	.12	(1.70)	.58	5.99	(1.33)	.34
Total from investment operations	.16	(1.37)	.92	6.25	(1.05)	.65
Distributions from net investment income	- C	(.31)	(.31)	(.24)	(.26)	(.30)
Distributions from net realized gain	-	(.01)	(.08)	(.09)	(1.42)	(.03)
Total distributions	- C	(.33) D	(.38) D	(.33)	(1.69) D	(.33)
Net asset value, end of period	$17.51	$17.35	$19.05	$18.51	$12.59	$15.33
Total Return E,F	.93%	(7.11)%	4.88%	49.88%	(8.94)%	4.57%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.12% I	.12%	.12%	.12%	.12%	.15%
Expenses net of fee waivers, if any	.12% I	.12%	.12%	.12%	.12%	.11%
Expenses net of all reductions	.12% I	.12%	.12%	.12%	.12%	.11%
Net investment income (loss)	.45% I	1.99%	1.75%	1.59%	1.83%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$927,793	$851,207	$781,317	$1,962,061	$867,162	$510,460
Portfolio turnover rate J	7% I	11%	12%	21%	74%	11%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2055 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.36	$19.06	$18.53	$12.61	$15.34	$15.02
Income from Investment Operations
Net investment income (loss) A,B	.04	.34	.35	.27	.29	.32
Net realized and unrealized gain (loss)	.13	(1.71)	.58	5.99	(1.33)	.34
Total from investment operations	.17	(1.37)	.93	6.26	(1.04)	.66
Distributions from net investment income	(.01)	(.32)	(.33)	(.25)	(.27)	(.30)
Distributions from net realized gain	-	(.01)	(.08)	(.09)	(1.42)	(.03)
Total distributions	(.01)	(.33)	(.40) C	(.34)	(1.69)	(.34) C
Net asset value, end of period	$17.52	$17.36	$19.06	$18.53	$12.61	$15.34
Total Return D,E	.95%	(7.07)%	4.92%	49.87%	(8.85)%	4.61%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.08%	.10%
Expenses net of fee waivers, if any	.08% H	.08%	.08%	.08%	.08%	.05%
Expenses net of all reductions	.08% H	.08%	.08%	.08%	.08%	.05%
Net investment income (loss)	.49% H	2.03%	1.79%	1.63%	1.87%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$6,333,312	$5,604,999	$4,444,575	$1,659,777	$713,027	$516,194
Portfolio turnover rate I	7% H	11%	12%	21%	74%	11%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2055 Fund Premier Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$17.35	$19.06	$18.52	$14.66
Income from Investment Operations
Net investment income (loss) B,C	.05	.34	.35	.39
Net realized and unrealized gain (loss)	.13	(1.71)	.60	3.77
Total from investment operations	.18	(1.37)	.95	4.16
Distributions from net investment income	(.01)	(.32)	(.33)	(.25)
Distributions from net realized gain	-	(.01)	(.08)	(.05)
Total distributions	(.01)	(.34) D	(.41)	(.30)
Net asset value, end of period	$17.52	$17.35	$19.06	$18.52
Total Return E,F	1.01%	(7.10)%	4.99%	28.47%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06% I	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06% I	.06%	.06%	.06% I
Expenses net of all reductions	.06% I	.06%	.06%	.06% I
Net investment income (loss)	.51% I	2.05%	1.81%	2.84% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,253,895	$1,853,562	$1,183,840	$463,953
Portfolio turnover rate J	7% I	11%	12%	21%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2060 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	53.9
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	1.0
Fidelity Cash Central Fund 5.39%	0.0
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2060 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 53.9%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $2,385,996,023)	187,102,659	2,651,244,684

International Equity Funds - 36.0%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $1,798,831,405)	136,656,955	1,773,807,273

Bond Funds - 10.1%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	23,311,717	200,014,531
Fidelity Series International Developed Markets Bond Index Fund (a)	6,010,387	50,367,040
Fidelity Series Long-Term Treasury Bond Index Fund (a)	46,486,756	244,520,334
TOTAL BOND FUNDS (Cost $599,258,607)		494,901,905

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $1,344)	1,344	1,344

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,784,087,379)	4,919,955,206
NET OTHER ASSETS (LIABILITIES) - 0.0%	(304,451)
NET ASSETS - 100.0%	4,919,650,755

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	434,996	433,652	89	-	-	1,344	0.0%
Total	-	434,996	433,652	89	-	-	1,344

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	164,273,620	50,322,587	3,637,749	2,881,349	(126,508)	(10,817,419)	200,014,531
Fidelity Series Global ex U.S. Index Fund	1,467,523,831	368,878,312	25,055,535	-	(3,012,930)	(34,526,405)	1,773,807,273
Fidelity Series International Developed Markets Bond Index Fund	41,038,632	11,200,689	204,574	685,682	(7,938)	(1,659,769)	50,367,040
Fidelity Series Long-Term Treasury Bond Index Fund	207,821,831	77,180,757	1,098,138	3,576,583	(55,743)	(39,328,373)	244,520,334
Fidelity Series Total Market Index Fund	2,222,917,272	435,945,673	109,151,939	5,992,425	(1,335,998)	102,869,676	2,651,244,684
	4,103,575,186	943,528,018	139,147,935	13,136,039	(4,539,117)	16,537,710	4,919,953,862

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	2,651,244,684	2,651,244,684	-	-

International Equity Funds	1,773,807,273	1,773,807,273	-	-

Bond Funds	494,901,905	494,901,905	-	-

Short-Term Funds	1,344	1,344	-	-
Total Investments in Securities:	4,919,955,206	4,919,955,206	-	-

Fidelity Freedom® Index 2060 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $1,344)	$1,344
Other affiliated issuers (cost $4,784,086,035)	4,919,953,862

Total Investment in Securities (cost $4,784,087,379)		$4,919,955,206
Cash		83
Receivable for investments sold		8,990,772
Receivable for fund shares sold		18,379,198
Distributions receivable from Fidelity Central Funds		6
Total assets		4,947,325,265
Liabilities
Payable for investments purchased	$20,562,221
Payable for fund shares redeemed	6,864,190
Accrued management fee	248,099
Total Liabilities		27,674,510
Net Assets		$4,919,650,755
Net Assets consist of:
Paid in capital		$4,836,726,245
Total accumulated earnings (loss)		82,924,510
Net Assets		$4,919,650,755

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($547,001,448 ÷ 36,870,223 shares)		$14.84
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($3,269,415,897 ÷ 220,322,062 shares)		$14.84
Premier Class :
Net Asset Value, offering price and redemption price per share ($1,103,233,410 ÷ 74,323,507 shares)		$14.84

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$13,136,039
Income from Fidelity Central Funds		89
Total Income		13,136,128
Expenses
Management fee	$1,783,885
Independent trustees' fees and expenses	7,369
Total expenses before reductions	1,791,254
Expense reductions	(18)
Total expenses after reductions		1,791,236
Net Investment income (loss)		11,344,892
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(4,539,117)
Total net realized gain (loss)		(4,539,117)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	16,537,710
Total change in net unrealized appreciation (depreciation)		16,537,710
Net gain (loss)		11,998,593
Net increase (decrease) in net assets resulting from operations		$23,343,485
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,344,892	$64,727,914
Net realized gain (loss)	(4,539,117)	(47,052,512)
Change in net unrealized appreciation (depreciation)	16,537,710	(161,572,281)
Net increase (decrease) in net assets resulting from operations	23,343,485	(143,896,879)
Distributions to shareholders	(836,168)	(65,923,750)

Share transactions - net increase (decrease)	793,766,694	1,465,354,278
Total increase (decrease) in net assets	816,274,011	1,255,533,649

Net Assets
Beginning of period	4,103,376,744	2,847,843,095
End of period	$4,919,650,755	$4,103,376,744

Financial Highlights
Fidelity Freedom® Index 2060 Fund Investor Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.69	$16.13	$15.67	$10.65	$12.49	$12.23
Income from Investment Operations
Net investment income (loss) A,B	.03	.28	.29	.23	.24	.26
Net realized and unrealized gain (loss)	.12	(1.45)	.49	5.06	(1.19)	.27
Total from investment operations	.15	(1.17)	.78	5.29	(.95)	.53
Distributions from net investment income	-	(.26)	(.26)	(.20)	(.21)	(.24)
Distributions from net realized gain	-	(.01)	(.06)	(.07)	(.68)	(.03)
Total distributions	-	(.27)	(.32)	(.27)	(.89)	(.27)
Net asset value, end of period	$14.84	$14.69	$16.13	$15.67	$10.65	$12.49
Total Return C,D	1.02%	(7.13)%	4.87%	49.89%	(8.95)%	4.54%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12% G	.12%	.12%	.12%	.12%	.15%
Expenses net of fee waivers, if any	.12% G	.12%	.12%	.12%	.12%	.11%
Expenses net of all reductions	.12% G	.12%	.12%	.12%	.12%	.11%
Net investment income (loss)	.45% G	2.00%	1.76%	1.58%	1.85%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$547,001	$490,978	$402,772	$813,216	$323,054	$160,477
Portfolio turnover rate H	6% G	12%	12%	24%	67%	15%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2060 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.70	$16.14	$15.68	$10.66	$12.50	$12.23
Income from Investment Operations
Net investment income (loss) A,B	.04	.29	.30	.23	.24	.27
Net realized and unrealized gain (loss)	.10	(1.45)	.50	5.07	(1.19)	.27
Total from investment operations	.14	(1.16)	.80	5.30	(.95)	.54
Distributions from net investment income	- C	(.27)	(.27)	(.21)	(.21)	(.24)
Distributions from net realized gain	-	(.01)	(.06)	(.07)	(.68)	(.03)
Total distributions	- C	(.28)	(.34) D	(.28)	(.89)	(.27)
Net asset value, end of period	$14.84	$14.70	$16.14	$15.68	$10.66	$12.50
Total Return E,F	.97%	(7.08)%	4.96%	49.92%	(8.93)%	4.66%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.08% I	.08%	.08%	.08%	.08%	.10%
Expenses net of fee waivers, if any	.08% I	.08%	.08%	.08%	.08%	.05%
Expenses net of all reductions	.08% I	.08%	.08%	.08%	.08%	.05%
Net investment income (loss)	.49% I	2.04%	1.80%	1.62%	1.90%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$3,269,416	$2,743,603	$1,938,419	$633,265	$241,263	$138,092
Portfolio turnover rate J	6% I	12%	12%	24%	67%	15%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2060 Fund Premier Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$14.70	$16.14	$15.69	$12.41
Income from Investment Operations
Net investment income (loss) B,C	.04	.29	.30	.32
Net realized and unrealized gain (loss)	.10	(1.45)	.49	3.21
Total from investment operations	.14	(1.16)	.79	3.53
Distributions from net investment income	- D	(.27)	(.27)	(.21)
Distributions from net realized gain	-	(.01)	(.06)	(.04)
Total distributions	- D	(.28)	(.34) E	(.25)
Net asset value, end of period	$14.84	$14.70	$16.14	$15.69
Total Return F,G	.98%	(7.06)%	4.91%	28.52%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.06% J	.06%	.06%	.06% J
Expenses net of fee waivers, if any	.06% J	.06%	.06%	.06% J
Expenses net of all reductions	.06% J	.06%	.06%	.06% J
Net investment income (loss)	.51% J	2.06%	1.82%	2.82% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,103,233	$868,796	$506,652	$183,530
Portfolio turnover rate K	6% J	12%	12%	24%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2065 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	53.9
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0

Asset Allocation (% of Fund's net assets)

Fidelity Freedom® Index 2065 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 53.9%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $628,261,758)	46,689,761	661,593,907

International Equity Funds - 36.0%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $453,601,109)	34,101,169	442,633,179

Bond Funds - 10.1%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	5,816,624	49,906,638
Fidelity Series International Developed Markets Bond Index Fund (a)	1,500,845	12,577,082
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,600,083	61,016,436
TOTAL BOND FUNDS (Cost $144,597,018)		123,500,156

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,226,459,885)	1,227,727,242
NET OTHER ASSETS (LIABILITIES) - 0.0%	(92,751)
NET ASSETS - 100.0%	1,227,634,491

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	36,877,534	16,492,710	823,372	683,947	(54,825)	(2,585,409)	49,906,638
Fidelity Series Global ex U.S. Index Fund	329,473,919	127,877,621	4,689,948	-	(519,055)	(9,509,358)	442,633,179
Fidelity Series International Developed Markets Bond Index Fund	9,208,734	3,798,376	35,874	155,152	(989)	(393,165)	12,577,082
Fidelity Series Long-Term Treasury Bond Index Fund	46,653,365	24,156,020	288,798	849,065	(8,967)	(9,495,184)	61,016,436
Fidelity Series Total Market Index Fund	499,036,073	163,018,701	22,653,117	1,353,261	(322,882)	22,515,132	661,593,907
	921,249,625	335,343,428	28,491,109	3,041,425	(906,718)	532,016	1,227,727,242

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	661,593,907	661,593,907	-	-

International Equity Funds	442,633,179	442,633,179	-	-

Bond Funds	123,500,156	123,500,156	-	-
Total Investments in Securities:	1,227,727,242	1,227,727,242	-	-

Fidelity Freedom® Index 2065 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,226,459,885)	$1,227,727,242

Total Investment in Securities (cost $1,226,459,885)		$1,227,727,242
Cash		558
Receivable for investments sold		2,247,934
Receivable for fund shares sold		5,897,397
Receivable from investment adviser for expense reductions		29,506
Total assets		1,235,902,637
Liabilities
Payable for investments purchased	$5,153,436
Payable for fund shares redeemed	3,006,739
Accrued management fee	61,911
Other payables and accrued expenses	46,060
Total Liabilities		8,268,146
Net Assets		$1,227,634,491
Net Assets consist of:
Paid in capital		$1,237,003,716
Total accumulated earnings (loss)		(9,369,225)
Net Assets		$1,227,634,491

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($146,225,031 ÷ 12,193,398 shares)		$11.99
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($765,701,034 ÷ 63,844,576 shares)		$11.99
Premier Class :
Net Asset Value, offering price and redemption price per share ($315,708,426 ÷ 26,323,575 shares)		$11.99

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,041,425
Expenses
Management fee	$420,996
Independent trustees' fees and expenses	1,709
Proxy	46,057
Total expenses before reductions	468,762
Expense reductions	(29,519)
Total expenses after reductions		439,243
Net Investment income (loss)		2,602,182
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(906,718)
Total net realized gain (loss)		(906,718)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	532,016
Total change in net unrealized appreciation (depreciation)		532,016
Net gain (loss)		(374,702)
Net increase (decrease) in net assets resulting from operations		$2,227,480
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,602,182	$12,941,512
Net realized gain (loss)	(906,718)	(10,236,043)
Change in net unrealized appreciation (depreciation)	532,016	(17,980,293)
Net increase (decrease) in net assets resulting from operations	2,227,480	(15,274,824)
Distributions to shareholders	(238,815)	(13,264,421)

Share transactions - net increase (decrease)	304,440,575	471,157,613
Total increase (decrease) in net assets	306,429,240	442,618,368

Net Assets
Beginning of period	921,205,251	478,586,883
End of period	$1,227,634,491	$921,205,251

Financial Highlights
Fidelity Freedom® Index 2065 Fund Investor Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.88	$13.04	$12.65	$8.60	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.23	.25	.12	.25
Net realized and unrealized gain (loss)	.08 D	(1.17)	.38	4.15	(1.43)
Total from investment operations	.11	(.94)	.63	4.27	(1.18)
Distributions from net investment income	- E	(.21)	(.20)	(.15)	(.19)
Distributions from net realized gain	-	(.01)	(.04)	(.07)	(.02)
Total distributions	- E	(.22)	(.24)	(.22)	(.22) F
Net asset value, end of period	$11.99	$11.88	$13.04	$12.65	$8.60
Total Return G,H	.94%	(7.12)%	4.87%	49.88%	(12.24)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.12% K,L	.12%	.12%	.12%	.12% L
Expenses net of fee waivers, if any	.12% K,L	.12%	.12%	.12%	.12% L
Expenses net of all reductions	.12% K,L	.12%	.12%	.12%	.12% L
Net investment income (loss)	.44% K,L	2.04%	1.88%	1.04%	3.25% L
Supplemental Data
Net assets, end of period (000 omitted)	$146,225	$117,042	$74,401	$86,437	$15,363
Portfolio turnover rate M	5% L	12%	11%	33%	103% L

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

EAmount represents less than $.005 per share.

FTotal distributions per share do not sum due to rounding.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KProxy expenses are not annualized.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2065 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.88	$13.04	$12.65	$8.60	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.24	.26	.12	.25
Net realized and unrealized gain (loss)	.08 D	(1.18)	.38	4.15	(1.43)
Total from investment operations	.11	(.94)	.64	4.27	(1.18)
Distributions from net investment income	- E	(.22)	(.21)	(.15)	(.19)
Distributions from net realized gain	-	(.01)	(.04)	(.07)	(.02)
Total distributions	- E	(.22) F	(.25)	(.22)	(.22) F
Net asset value, end of period	$11.99	$11.88	$13.04	$12.65	$8.60
Total Return G,H	.95%	(7.08)%	4.95%	49.92%	(12.23)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.08% K,L	.08%	.08%	.08%	.08% L
Expenses net of fee waivers, if any	.08% K,L	.08%	.08%	.08%	.08% L
Expenses net of all reductions	.08% K,L	.08%	.08%	.08%	.08% L
Net investment income (loss)	.48% K,L	2.08%	1.92%	1.08%	3.29% L
Supplemental Data
Net assets, end of period (000 omitted)	$765,701	$581,491	$298,536	$66,985	$9,896
Portfolio turnover rate M	5% L	12%	11%	33%	103% L

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

EAmount represents less than $.005 per share.

FTotal distributions per share do not sum due to rounding.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KProxy expenses are not annualized.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2065 Fund Premier Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$11.88	$13.04	$12.65	$9.99
Income from Investment Operations
Net investment income (loss) B,C	.03	.24	.26	.59
Net realized and unrealized gain (loss)	.08 D	(1.17)	.38	2.25
Total from investment operations	.11	(.93)	.64	2.84
Distributions from net investment income	- E	(.22)	(.21)	(.15)
Distributions from net realized gain	-	(.01)	(.04)	(.03)
Total distributions	- E	(.23)	(.25)	(.18)
Net asset value, end of period	$11.99	$11.88	$13.04	$12.65
Total Return F,G	.95%	(7.06)%	4.96%	28.47%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.06% J,K	.06%	.06%	.06% K
Expenses net of fee waivers, if any	.06% J,K	.06%	.06%	.06% K
Expenses net of all reductions	.06% J,K	.06%	.06%	.06% K
Net investment income (loss)	.50% J,K	2.10%	1.94%	6.34% K
Supplemental Data
Net assets, end of period (000 omitted)	$315,708	$222,672	$105,651	$29,849
Portfolio turnover rate L	5% K	12%	11%	33%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

EAmount represents less than $.005 per share.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JProxy expenses are not annualized.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended September 30, 2023

1. Organization.
Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund and Fidelity Freedom Index 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class, Institutional Premium Class and Premier Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of September 30, 2023 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Freedom Index 2030 Fund	53,871

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Index Income Fund	$1,408,566,485	$43,236,354	$(156,673,657)	$(113,437,303)
Fidelity Freedom Index 2005 Fund	263,541,131	11,985,942	(27,583,850)	(15,597,908)
Fidelity Freedom Index 2010 Fund	759,081,955	52,862,860	(81,652,368)	(28,789,508)
Fidelity Freedom Index 2015 Fund	2,085,995,323	180,165,313	(234,194,927)	(54,029,614)
Fidelity Freedom Index 2020 Fund	6,981,034,533	734,693,855	(768,132,240)	(33,438,385)
Fidelity Freedom Index 2025 Fund	13,229,576,435	1,297,399,065	(1,395,783,538)	(98,384,473)
Fidelity Freedom Index 2030 Fund	17,811,025,217	1,782,146,421	(1,619,166,738)	162,979,683
Fidelity Freedom Index 2035 Fund	16,629,727,404	1,687,231,688	(1,197,919,546)	489,312,142
Fidelity Freedom Index 2040 Fund	16,046,376,941	1,888,195,085	(887,706,953)	1,000,488,132
Fidelity Freedom Index 2045 Fund	13,834,160,135	1,435,824,353	(727,490,918)	708,333,435
Fidelity Freedom Index 2050 Fund	12,991,588,627	1,320,354,055	(656,496,385)	663,857,670
Fidelity Freedom Index 2055 Fund	9,245,290,462	736,100,159	(465,806,156)	270,294,003
Fidelity Freedom Index 2060 Fund	4,845,369,032	311,431,151	(236,844,977)	74,586,174
Fidelity Freedom Index 2065 Fund	1,238,865,425	45,271,564	(56,409,747)	(11,138,183)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Freedom Index Income Fund	$(1,752,736)	$(3,390,502)	$(5,143,238)
Fidelity Freedom Index 2005 Fund	-	(417,349)	(417,349)
Fidelity Freedom Index 2010 Fund	(705,034)	-	(705,034)
Fidelity Freedom Index 2015 Fund	(15,610,846)	(10,113,141)	(25,723,987)
Fidelity Freedom Index 2020 Fund	(43,748,157)	(38,182,080)	(81,930,237)
Fidelity Freedom Index 2025 Fund	(34,604,378)	(31,000,533)	(65,604,911)
Fidelity Freedom Index 2030 Fund	(22,670,494)	(21,423,542)	(44,094,036)
Fidelity Freedom Index 2035 Fund	-	-	-
Fidelity Freedom Index 2040 Fund	-	-	-
Fidelity Freedom Index 2045 Fund	(5,679,926)	-	(5,679,926)
Fidelity Freedom Index 2050 Fund	(4,107,834)	-	(4,107,834)
Fidelity Freedom Index 2055 Fund	(1,020,759)	-	(1,020,759)
Fidelity Freedom Index 2060 Fund	-	-	-
Fidelity Freedom Index 2065 Fund	-	-	-

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2022 to March 31, 2023. Loss deferrals were as follows:

Capital losses
Fidelity Freedom Index 2035 Fund	$(5,801,929)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Index Income Fund	132,298,441	95,905,200
Fidelity Freedom Index 2005 Fund	27,856,711	24,718,529
Fidelity Freedom Index 2010 Fund	62,705,546	65,427,673
Fidelity Freedom Index 2015 Fund	135,177,921	213,728,963
Fidelity Freedom Index 2020 Fund	465,858,991	712,409,667
Fidelity Freedom Index 2025 Fund	1,043,226,388	909,737,019
Fidelity Freedom Index 2030 Fund	1,677,309,786	901,641,656
Fidelity Freedom Index 2035 Fund	1,997,466,799	823,460,471
Fidelity Freedom Index 2040 Fund	1,881,692,572	707,688,346
Fidelity Freedom Index 2045 Fund	1,679,837,641	486,886,110
Fidelity Freedom Index 2050 Fund	1,704,849,999	446,099,146
Fidelity Freedom Index 2055 Fund	1,471,845,669	299,715,100
Fidelity Freedom Index 2060 Fund	943,528,018	139,147,935
Fidelity Freedom Index 2065 Fund	335,343,428	28,491,109
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. Under the management contract, Investor Class, Institutional Premium Class and Premier Class of each Fund pays an all-inclusive monthly management fee at an annual rate of .12%, .08% and .06% of class-level average net assets, respectively. Under the management contract, each Fund's investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as interest expense. In addition, under the expense contract, total expenses, including acquired fund fees and expenses, are limited to an annual rate of .12%, .08% and .06% of class-level average net assets for Investor Class, Institutional Premium Class and Premier Class, respectively, with certain exceptions.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Freedom Index Income Fund	$60
Fidelity Freedom Index 2005 Fund	17
Fidelity Freedom Index 2010 Fund	127
Fidelity Freedom Index 2015 Fund	36
Fidelity Freedom Index 2020 Fund	174
Fidelity Freedom Index 2025 Fund	47
Fidelity Freedom Index 2030 Fund	301
Fidelity Freedom Index 2035 Fund	229
Fidelity Freedom Index 2040 Fund	264
Fidelity Freedom Index 2045 Fund	184
Fidelity Freedom Index 2050 Fund	163
Fidelity Freedom Index 2055 Fund	64
Fidelity Freedom Index 2060 Fund	18
Fidelity Freedom Index 2065 Fund	13

The investment adviser contractually agreed to reimburse certain Funds to the extent proxy and shareholder meeting expenses exceeded .003% of class-level average net assets on an annual basis. This reimbursement will remain in place through July 31, 2025. During the period this reimbursement reduced each applicable Fund's expenses as follows:

Reimbursement
Fidelity Freedom Index 2065 Fund
Fidelity Freedom Index 2065 Fund Investor Class	$3,517
Fidelity Freedom Index 2065 Fund Institutional Premium Class	18,433
Fidelity Freedom Index 2065 Fund Premier Class	7,556
7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2023	Year ended March 31, 2023
Fidelity Freedom Index Income Fund
Distributions to shareholders
Investor Class	$1,767,651	$5,813,453
Institutional Premium Class	7,470,000	21,740,878
Premier Class	3,794,131	11,121,846
Total	$13,031,782	$38,676,177
Fidelity Freedom Index 2005 Fund
Distributions to shareholders
Investor Class	$127,267	$1,593,283
Institutional Premium Class	507,839	5,848,074
Premier Class	119,212	908,402
Total	$754,318	$8,349,759
Fidelity Freedom Index 2010 Fund
Distributions to shareholders
Investor Class	$397,539	$6,592,060
Institutional Premium Class	1,214,100	18,473,712
Premier Class	178,315	1,775,480
Total	$1,789,954	$26,841,252
Fidelity Freedom Index 2015 Fund
Distributions to shareholders
Investor Class	$866,936	$14,633,837
Institutional Premium Class	2,195,893	35,611,042
Premier Class	1,028,846	14,291,863
Total	$4,091,675	$64,536,742
Fidelity Freedom Index 2020 Fund
Distributions to shareholders
Investor Class	$1,936,755	$42,247,939
Institutional Premium Class	6,360,689	125,195,573
Premier Class	2,408,717	41,460,862
Total	$10,706,161	$208,904,374
Fidelity Freedom Index 2025 Fund
Distributions to shareholders
Investor Class	$2,983,063	$55,554,128
Institutional Premium Class	12,084,245	199,899,819
Premier Class	4,634,553	67,413,599
Total	$19,701,861	$322,867,546
Fidelity Freedom Index 2030 Fund
Distributions to shareholders
Investor Class	$3,499,719	$55,800,588
Institutional Premium Class	17,289,619	246,443,741
Premier Class	5,948,425	76,316,445
Total	$26,737,763	$378,560,774
Fidelity Freedom Index 2035 Fund
Distributions to shareholders
Investor Class	$2,085,218	$38,236,746
Institutional Premium Class	11,443,753	186,428,646
Premier Class	4,519,692	66,541,172
Total	$18,048,663	$291,206,564
Fidelity Freedom Index 2040 Fund
Distributions to shareholders
Investor Class	$611,495	$33,136,883
Institutional Premium Class	4,649,681	192,018,495
Premier Class	1,908,459	66,790,153
Total	$7,169,635	$291,945,531
Fidelity Freedom Index 2045 Fund
Distributions to shareholders
Investor Class	$257,287	$24,468,834
Institutional Premium Class	2,494,410	153,908,402
Premier Class	1,154,002	57,912,633
Total	$3,905,699	$236,289,869
Fidelity Freedom Index 2050 Fund
Distributions to shareholders
Investor Class	$233,797	$21,713,722
Institutional Premium Class	2,347,028	141,671,926
Premier Class	1,047,940	52,136,089
Total	$3,628,765	$215,521,737
Fidelity Freedom Index 2055 Fund
Distributions to shareholders
Investor Class	$100,150	$14,818,440
Institutional Premium Class	1,667,114	94,399,059
Premier Class	667,916	29,923,750
Total	$2,435,180	$139,141,249
Fidelity Freedom Index 2060 Fund
Distributions to shareholders
Investor Class	$-	$8,220,659
Institutional Premium Class	587,438	43,901,992
Premier Class	248,730	13,801,099
Total	$836,168	$65,923,750
Fidelity Freedom Index 2065 Fund
Distributions to shareholders
Investor Class	$20,570	$1,666,528
Institutional Premium Class	157,189	8,313,850
Premier Class	61,056	3,284,043
Total	$238,815	$13,264,421
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2023	Year ended March 31, 2023	Six months ended September 30, 2023	Year ended March 31, 2023
Fidelity Freedom Index Income Fund
Investor Class
Shares sold	1,341,617	3,776,771	$15,140,620	$43,028,277
Reinvestment of distributions	140,492	483,299	1,585,323	5,395,168
Shares redeemed	(2,127,332)	(6,193,127)	(23,955,712)	(70,249,518)
Net increase (decrease)	(645,223)	(1,933,057)	$(7,229,769)	$(21,826,073)
Institutional Premium Class
Shares sold	11,404,891	22,654,211	$128,738,815	$255,103,303
Reinvestment of distributions	659,296	1,949,588	7,424,764	21,709,070
Shares redeemed	(8,643,774)	(20,278,462)	(97,225,620)	(229,161,333)
Net increase (decrease)	3,420,413	4,325,337	$38,937,959	$47,651,040
Premier Class
Shares sold	3,876,999	8,619,168	$43,632,205	$96,994,980
Reinvestment of distributions	337,107	999,533	3,793,626	11,120,559
Shares redeemed	(3,859,172)	(5,783,964)	(43,501,352)	(65,247,051)
Net increase (decrease)	354,934	3,834,737	$3,924,479	$42,868,488
Fidelity Freedom Index 2005 Fund
Investor Class
Shares sold	151,346	529,644	$1,878,159	$6,579,276
Reinvestment of distributions	9,486	123,760	117,537	1,505,372
Shares redeemed	(425,162)	(1,139,216)	(5,269,764)	(14,166,188)
Net increase (decrease)	(264,330)	(485,812)	$(3,274,068)	$(6,081,540)
Institutional Premium Class
Shares sold	1,715,767	4,576,215	$21,279,999	$56,623,812
Reinvestment of distributions	40,920	481,503	506,596	5,847,606
Shares redeemed	(1,924,234)	(4,784,859)	(23,823,640)	(59,251,427)
Net increase (decrease)	(167,547)	272,859	$(2,037,045)	$3,219,991
Premier Class
Shares sold	1,054,325	1,989,686	$13,067,859	$24,612,949
Reinvestment of distributions	9,628	75,040	119,189	908,212
Shares redeemed	(536,165)	(654,820)	(6,637,349)	(8,165,484)
Net increase (decrease)	527,788	1,409,906	$6,549,699	$17,355,677
Fidelity Freedom Index 2010 Fund
Investor Class
Shares sold	298,356	1,133,204	$3,747,945	$14,201,815
Reinvestment of distributions	29,521	505,765	369,010	6,189,303
Shares redeemed	(1,256,220)	(3,963,733)	(15,747,293)	(49,623,186)
Net increase (decrease)	(928,343)	(2,324,764)	$(11,630,338)	$(29,232,068)
Institutional Premium Class
Shares sold	4,376,393	9,857,099	$54,851,470	$122,960,995
Reinvestment of distributions	96,978	1,509,937	1,211,255	18,452,769
Shares redeemed	(4,740,224)	(12,497,777)	(59,387,319)	(155,262,654)
Net increase (decrease)	(266,853)	(1,130,741)	$(3,324,594)	$(13,848,890)
Premier Class
Shares sold	939,956	3,363,003	$11,780,733	$41,705,852
Reinvestment of distributions	14,276	145,655	178,313	1,775,467
Shares redeemed	(398,306)	(1,338,916)	(5,000,113)	(16,635,303)
Net increase (decrease)	555,926	2,169,742	$6,958,933	$26,846,016
Fidelity Freedom Index 2015 Fund
Investor Class
Shares sold	617,980	3,121,386	$8,432,872	$42,612,358
Reinvestment of distributions	59,064	1,042,212	802,676	13,707,213
Shares redeemed	(3,028,198)	(9,609,823)	(41,366,047)	(129,965,260)
Net increase (decrease)	(2,351,154)	(5,446,225)	$(32,130,499)	$(73,645,689)
Institutional Premium Class
Shares sold	7,550,351	19,153,600	$103,085,695	$258,386,753
Reinvestment of distributions	161,448	2,710,606	2,192,463	35,592,100
Shares redeemed	(10,881,786)	(26,966,921)	(148,447,107)	(362,484,346)
Net increase (decrease)	(3,169,987)	(5,102,715)	$(43,168,949)	$(68,505,493)
Premier Class
Shares sold	2,947,779	9,729,851	$40,202,004	$130,711,414
Reinvestment of distributions	75,816	1,088,859	1,028,822	14,291,577
Shares redeemed	(4,273,020)	(7,340,306)	(58,181,530)	(99,122,778)
Net increase (decrease)	(1,249,425)	3,478,404	$(16,950,704)	$45,880,213
Fidelity Freedom Index 2020 Fund
Investor Class
Shares sold	4,062,546	9,802,832	$61,060,659	$145,787,262
Reinvestment of distributions	117,700	2,710,594	1,751,383	38,801,296
Shares redeemed	(10,991,986)	(26,193,664)	(164,987,304)	(386,386,145)
Net increase (decrease)	(6,811,740)	(13,680,238)	$(102,175,262)	$(201,797,587)
Institutional Premium Class
Shares sold	27,849,986	69,856,295	$418,377,127	$1,027,664,829
Reinvestment of distributions	425,898	8,728,233	6,328,849	124,789,963
Shares redeemed	(39,803,716)	(97,152,515)	(596,156,125)	(1,427,536,295)
Net increase (decrease)	(11,527,832)	(18,567,987)	$(171,450,149)	$(275,081,503)
Premier Class
Shares sold	8,961,809	24,997,402	$134,086,069	$365,295,310
Reinvestment of distributions	162,066	2,903,070	2,408,298	41,454,607
Shares redeemed	(10,123,590)	(18,353,791)	(151,660,538)	(271,032,612)
Net increase (decrease)	(999,715)	9,546,681	$(15,166,171)	$135,717,305
Fidelity Freedom Index 2025 Fund
Investor Class
Shares sold	9,310,995	18,604,307	$158,684,657	$311,227,185
Reinvestment of distributions	160,625	3,162,189	2,704,922	50,923,340
Shares redeemed	(16,246,761)	(31,257,526)	(276,748,106)	(520,511,797)
Net increase (decrease)	(6,775,141)	(9,491,030)	$(115,358,527)	$(158,361,272)
Institutional Premium Class
Shares sold	62,036,675	138,463,837	$1,058,328,500	$2,298,659,359
Reinvestment of distributions	714,724	12,391,537	12,028,804	199,365,444
Shares redeemed	(58,096,362)	(123,444,230)	(987,806,187)	(2,042,724,938)
Net increase (decrease)	4,655,037	27,411,144	$82,551,117	$455,299,865
Premier Class
Shares sold	20,036,538	50,908,322	$340,523,971	$840,424,856
Reinvestment of distributions	275,515	4,193,841	4,634,156	67,400,483
Shares redeemed	(14,441,291)	(20,621,892)	(246,027,616)	(343,578,487)
Net increase (decrease)	5,870,762	34,480,271	$99,130,511	$564,246,852
Fidelity Freedom Index 2030 Fund
Investor Class
Shares sold	12,960,310	21,532,747	$234,848,970	$378,349,492
Reinvestment of distributions	180,766	3,055,895	3,221,257	51,927,406
Shares redeemed	(14,234,939)	(26,260,369)	(257,723,719)	(459,424,810)
Net increase (decrease)	(1,093,863)	(1,671,727)	$(19,653,492)	$(29,147,912)
Institutional Premium Class
Shares sold	83,631,649	179,642,266	$1,514,825,184	$3,144,259,468
Reinvestment of distributions	966,009	14,467,083	17,204,613	245,700,619
Shares redeemed	(60,310,714)	(120,629,718)	(1,089,433,578)	(2,101,786,028)
Net increase (decrease)	24,286,944	73,479,631	$442,596,219	$1,288,174,059
Premier Class
Shares sold	27,972,322	61,111,562	$504,660,817	$1,062,821,177
Reinvestment of distributions	334,076	4,496,413	5,946,556	76,292,570
Shares redeemed	(13,388,133)	(19,375,245)	(242,038,388)	(339,691,126)
Net increase (decrease)	14,918,265	46,232,730	$268,568,985	$799,422,621
Fidelity Freedom Index 2035 Fund
Investor Class
Shares sold	12,569,068	19,156,453	$256,382,003	$374,564,757
Reinvestment of distributions	96,142	1,894,603	1,918,982	35,796,046
Shares redeemed	(9,043,549)	(17,582,689)	(184,837,607)	(343,344,718)
Net increase (decrease)	3,621,661	3,468,367	$73,463,378	$67,016,085
Institutional Premium Class
Shares sold	77,060,666	156,306,899	$1,573,174,914	$3,040,188,178
Reinvestment of distributions	571,268	9,851,238	11,396,786	186,004,530
Shares redeemed	(45,688,896)	(89,894,193)	(930,519,608)	(1,739,749,134)
Net increase (decrease)	31,943,038	76,263,944	$654,052,092	$1,486,443,574
Premier Class
Shares sold	27,738,032	62,375,862	$564,874,555	$1,206,658,474
Reinvestment of distributions	226,452	3,523,468	4,517,708	66,510,206
Shares redeemed	(9,213,202)	(15,939,231)	(188,417,372)	(310,963,720)
Net increase (decrease)	18,751,282	49,960,099	$380,974,891	$962,204,960
Fidelity Freedom Index 2040 Fund
Investor Class
Shares sold	9,956,463	16,290,013	$208,259,362	$322,714,551
Reinvestment of distributions	27,661	1,618,102	562,360	30,946,757
Shares redeemed	(6,772,782)	(12,920,150)	(141,610,508)	(255,272,394)
Net increase (decrease)	3,211,342	4,987,965	$67,211,214	$98,388,914
Institutional Premium Class
Shares sold	74,294,304	152,559,323	$1,554,119,832	$3,010,765,414
Reinvestment of distributions	227,928	10,026,791	4,631,489	191,555,627
Shares redeemed	(42,689,565)	(86,797,989)	(891,423,575)	(1,704,452,032)
Net increase (decrease)	31,832,667	75,788,125	$667,327,746	$1,497,869,009
Premier Class
Shares sold	26,947,153	60,824,736	$562,661,277	$1,192,534,244
Reinvestment of distributions	93,952	3,497,773	1,908,160	66,775,809
Shares redeemed	(8,069,281)	(14,784,085)	(168,879,576)	(292,972,198)
Net increase (decrease)	18,971,824	49,538,424	$395,689,861	$966,337,855
Fidelity Freedom Index 2045 Fund
Investor Class
Shares sold	8,442,704	13,867,226	$183,705,461	$284,658,361
Reinvestment of distributions	11,150	1,144,931	235,599	22,697,556
Shares redeemed	(5,060,616)	(10,016,605)	(110,274,225)	(205,404,606)
Net increase (decrease)	3,393,238	4,995,552	$73,666,835	$101,951,311
Institutional Premium Class
Shares sold	66,017,690	138,439,114	$1,437,055,347	$2,835,485,383
Reinvestment of distributions	117,651	7,749,889	2,484,792	153,575,209
Shares redeemed	(36,516,868)	(68,748,832)	(794,138,758)	(1,400,697,792)
Net increase (decrease)	29,618,473	77,440,171	$645,401,381	$1,588,362,800
Premier Class
Shares sold	27,149,215	55,060,668	$590,421,628	$1,120,776,124
Reinvestment of distributions	54,626	2,921,630	1,153,708	57,892,381
Shares redeemed	(6,870,332)	(12,486,163)	(149,962,107)	(257,104,442)
Net increase (decrease)	20,333,509	45,496,135	$441,613,229	$921,564,063
Fidelity Freedom Index 2050 Fund
Investor Class
Shares sold	7,885,505	14,496,581	$171,981,370	$298,215,509
Reinvestment of distributions	10,106	1,014,014	213,942	20,152,085
Shares redeemed	(4,280,188)	(8,735,830)	(93,430,212)	(178,976,956)
Net increase (decrease)	3,615,423	6,774,765	$78,765,100	$139,390,638
Institutional Premium Class
Shares sold	67,321,702	140,459,027	$1,468,195,959	$2,882,012,798
Reinvestment of distributions	110,533	7,121,689	2,338,881	141,394,465
Shares redeemed	(35,093,149)	(66,080,505)	(764,932,125)	(1,348,500,509)
Net increase (decrease)	32,339,086	81,500,211	$705,602,715	$1,674,906,754
Premier Class
Shares sold	27,024,695	55,523,506	$589,327,090	$1,131,755,013
Reinvestment of distributions	49,532	2,626,566	1,047,603	52,116,818
Shares redeemed	(6,679,743)	(11,386,769)	(146,053,433)	(234,451,881)
Net increase (decrease)	20,394,484	46,763,303	$444,321,260	$949,419,950
Fidelity Freedom Index 2055 Fund
Investor Class
Shares sold	7,916,457	14,401,103	$141,933,032	$243,570,398
Reinvestment of distributions	5,209	838,955	90,637	13,695,650
Shares redeemed	(4,017,831)	(7,179,499)	(72,078,454)	(120,738,586)
Net increase (decrease)	3,903,835	8,060,559	$69,945,215	$136,527,462
Institutional Premium Class
Shares sold	71,308,094	143,620,495	$1,279,485,832	$2,423,123,816
Reinvestment of distributions	95,463	5,768,773	1,662,007	94,236,644
Shares redeemed	(32,936,077)	(59,602,435)	(590,398,229)	(1,000,706,591)
Net increase (decrease)	38,467,480	89,786,833	$690,749,610	$1,516,653,869
Premier Class
Shares sold	27,694,780	52,365,296	$496,703,724	$877,550,592
Reinvestment of distributions	38,378	1,832,761	667,782	29,915,910
Shares redeemed	(5,909,635)	(9,490,072)	(106,385,024)	(160,593,696)
Net increase (decrease)	21,823,523	44,707,985	$390,986,482	$746,872,806
Fidelity Freedom Index 2060 Fund
Investor Class
Shares sold	6,382,679	12,750,985	$96,771,304	$182,540,079
Reinvestment of distributions	-	539,523	-	7,457,097
Shares redeemed	(2,929,350)	(4,837,157)	(44,565,386)	(68,637,870)
Net increase (decrease)	3,453,329	8,453,351	$52,205,918	$121,359,306
Institutional Premium Class
Shares sold	54,013,722	101,205,322	$820,281,669	$1,444,236,057
Reinvestment of distributions	39,739	3,168,697	585,757	43,830,777
Shares redeemed	(20,422,403)	(37,794,255)	(310,306,068)	(536,835,269)
Net increase (decrease)	33,631,058	66,579,764	$510,561,358	$951,231,565
Premier Class
Shares sold	18,879,041	32,472,624	$286,860,224	$461,353,043
Reinvestment of distributions	16,870	997,570	248,665	13,796,649
Shares redeemed	(3,674,789)	(5,753,169)	(56,109,471)	(82,386,285)
Net increase (decrease)	15,221,122	27,717,025	$230,999,418	$392,763,407
Fidelity Freedom Index 2065 Fund
Investor Class
Shares sold	3,256,888	5,620,466	$40,015,914	$65,242,693
Reinvestment of distributions	1,490	132,044	17,741	1,476,020
Shares redeemed	(918,367)	(1,604,141)	(11,243,891)	(18,421,425)
Net increase (decrease)	2,340,011	4,148,369	$28,789,764	$48,297,288
Institutional Premium Class
Shares sold	21,724,348	36,426,041	$266,649,487	$419,314,719
Reinvestment of distributions	13,133	742,246	156,410	8,295,413
Shares redeemed	(6,847,846)	(11,104,760)	(84,128,169)	(127,009,105)
Net increase (decrease)	14,889,635	26,063,527	$182,677,728	$300,601,027
Premier Class
Shares sold	8,909,488	12,254,396	$109,420,230	$140,849,959
Reinvestment of distributions	5,124	293,727	61,031	3,282,550
Shares redeemed	(1,339,101)	(1,902,134)	(16,508,178)	(21,873,211)
Net increase (decrease)	7,575,511	10,645,989	$92,973,083	$122,259,298
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom Index 2020 Fund	Fidelity Freedom Index 2025 Fund	Fidelity Freedom Index 2030 Fund	Fidelity Freedom Index 2035 Fund	Fidelity Freedom Index 2040 Fund	Fidelity Freedom Index 2045 Fund	Fidelity Freedom Index 2050 Fund
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-%	12%	-%	-%	-%	-%	-%
Fidelity Series Bond Index Fund	11%	18%	22%	15%	-%	-%	-%
Fidelity Series Global ex U.S. Index Fund	-%	-%	12%	13%	16%	14%	13%
Fidelity Series Total Market Index Fund	-%	-%	12%	13%	16%	14%	13%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	29%
Fidelity Series Bond Index Fund	90%
Fidelity Series Global ex U.S. Index Fund	95%
Fidelity Series International Developed Markets Bond Index Fund	39%
Fidelity Series Long-Term Treasury Bond Index Fund	31%
Fidelity Series Total Market Index Fund	95%
Fidelity Series Treasury Bill Index Fund	33%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 to September 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period- C April 1, 2023 to September 30, 2023
Fidelity Freedom® Index Income Fund
Investor Class	.12%
Actual		$ 1,000	$ 983.00	$ .59
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 983.20	$ .40
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 983.30	$ .30
Hypothetical-B		$ 1,000	$ 1,024.70	$ .30
Fidelity Freedom® Index 2005 Fund
Investor Class	.12%
Actual		$ 1,000	$ 983.50	$ .60
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 983.60	$ .40
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 983.60	$ .30
Hypothetical-B		$ 1,000	$ 1,024.70	$ .30
Fidelity Freedom® Index 2010 Fund
Investor Class	.12%
Actual		$ 1,000	$ 983.90	$ .60
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 983.90	$ .40
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 984.00	$ .30
Hypothetical-B		$ 1,000	$ 1,024.70	$ .30
Fidelity Freedom® Index 2015 Fund
Investor Class	.12%
Actual		$ 1,000	$ 984.90	$ .60
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 984.20	$ .40
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 985.00	$ .30
Hypothetical-B		$ 1,000	$ 1,024.70	$ .30
Fidelity Freedom® Index 2020 Fund
Investor Class	.12%
Actual		$ 1,000	$ 984.50	$ .60
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 985.30	$ .40
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 985.40	$ .30
Hypothetical-B		$ 1,000	$ 1,024.70	$ .30
Fidelity Freedom® Index 2025 Fund
Investor Class	.12%
Actual		$ 1,000	$ 986.50	$ .60
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 986.60	$ .40
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 986.60	$ .30
Hypothetical-B		$ 1,000	$ 1,024.70	$ .30
Fidelity Freedom® Index 2030 Fund
Investor Class	.12%
Actual		$ 1,000	$ 991.80	$ .60
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 991.40	$ .40
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 992.00	$ .30
Hypothetical-B		$ 1,000	$ 1,024.70	$ .30
Fidelity Freedom® Index 2035 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,000.50	$ .60
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,000.60	$ .40
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,000.70	$ .30
Hypothetical-B		$ 1,000	$ 1,024.70	$ .30
Fidelity Freedom® Index 2040 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,007.70	$ .60
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,008.30	$ .40
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,008.40	$ .30
Hypothetical-B		$ 1,000	$ 1,024.70	$ .30
Fidelity Freedom® Index 2045 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,009.70	$ .60
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,009.80	$ .40
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,009.80	$ .30
Hypothetical-B		$ 1,000	$ 1,024.70	$ .30
Fidelity Freedom® Index 2050 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,009.70	$ .60
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,010.20	$ .40
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,010.30	$ .30
Hypothetical-B		$ 1,000	$ 1,024.70	$ .30
Fidelity Freedom® Index 2055 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,009.30	$ .60
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,009.50	$ .40
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,010.10	$ .30
Hypothetical-B		$ 1,000	$ 1,024.70	$ .30
Fidelity Freedom® Index 2060 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,010.20	$ .60
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,009.70	$ .40
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,009.80	$ .30
Hypothetical-B		$ 1,000	$ 1,024.70	$ .30
Fidelity Freedom® Index 2065 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,009.40	$ .60
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,009.50	$ .40
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,009.50	$ .30
Hypothetical-B		$ 1,000	$ 1,024.70	$ .30

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Freedom Index Funds
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (Institutional Premium Class); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unitary fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions. The Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds previously formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of Fidelity, or reports it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with Fidelity the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered each fund's class-level management fee rates under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unitary fee arrangement for each fund. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. For each fund, data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Institutional Premium Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Institutional Premium Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Institutional Premium Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the management fee of each of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, and Fidelity Freedom Index 2025 Fund ranked equal to the competitive median of the mapped group for 2022 and the management fee of each of Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund, and Fidelity Freedom Index 2065 Fund ranked above the competitive median of the mapped group for 2022. The management fee of each fund ranked above the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expenses of Institutional Premium Class of each fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
The Board noted that each fund's unitary fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees. The Board noted that for this reason, Fidelity believes that a comparison of total expense ratios (including acquired fund fees and expenses) is more useful than comparisons of the unitary advisory fee paid by each class and the advisory fee paid by most competitor funds. The Board also noted that the primary comparisons for the funds are against competitor target date funds with holdings that are passively managed, but that there is still wide dispersion in the strategic and active allocation among competitors, regardless of whether the funds have similar vintages.
The Board noted that a different unitary (subject to certain limited exceptions) management fee rate is applicable to each class of each fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each of Investor Class, Institutional Premium Class, and Premier Class of each fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: 0.12%, 0.08%, and 0.06%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through September 30, 2024.

1.899267.113
FRX-SANN-1123
Fidelity Freedom® Funds

Fidelity Freedom® Income Fund
Fidelity Freedom® 2005 Fund
Fidelity Freedom® 2010 Fund
Fidelity Freedom® 2015 Fund
Fidelity Freedom® 2020 Fund
Fidelity Freedom® 2025 Fund
Fidelity Freedom® 2030 Fund
Fidelity Freedom® 2035 Fund
Fidelity Freedom® 2040 Fund
Fidelity Freedom® 2045 Fund
Fidelity Freedom® 2050 Fund
Fidelity Freedom® 2055 Fund
Fidelity Freedom® 2060 Fund
Fidelity Freedom® 2065 Fund

Semi-Annual Report
September 30, 2023

Contents

Fidelity Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
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Fidelity Freedom® Income Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	39.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.9
Fidelity Series Government Money Market Fund 5.41%	9.1
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Short-Term Credit Fund	2.1
Fidelity Series Overseas Fund	2.1
Fidelity Series International Growth Fund	2.1
Fidelity Series International Value Fund	2.0
88.7

Asset Allocation (% of Fund's net assets)

Futures - 3.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Income Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.35% 10/26/23 (b) (Cost $3,556,922)	3,570,000	3,557,426

Domestic Equity Funds - 7.1%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	480,316	4,855,999
Fidelity Series Blue Chip Growth Fund (c)	995,744	13,492,336
Fidelity Series Commodity Strategy Fund (c)	157,703	15,629,974
Fidelity Series Growth Company Fund (c)	1,432,321	25,151,549
Fidelity Series Intrinsic Opportunities Fund (c)	510,164	4,994,508
Fidelity Series Large Cap Stock Fund (c)	1,283,018	23,479,225
Fidelity Series Large Cap Value Index Fund (c)	524,204	7,344,098
Fidelity Series Opportunistic Insights Fund (c)	870,363	14,891,911
Fidelity Series Small Cap Core Fund (c)	4,085	40,362
Fidelity Series Small Cap Discovery Fund (c)	203,094	2,136,554
Fidelity Series Small Cap Opportunities Fund (c)	575,952	7,107,248
Fidelity Series Stock Selector Large Cap Value Fund (c)	1,318,667	16,364,655
Fidelity Series Value Discovery Fund (c)	1,000,844	14,652,360
TOTAL DOMESTIC EQUITY FUNDS (Cost $116,924,336)		150,140,779

International Equity Funds - 13.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,110,241	15,299,119
Fidelity Series Emerging Markets Fund (c)	2,697,068	21,468,660
Fidelity Series Emerging Markets Opportunities Fund (c)	6,024,211	98,616,335
Fidelity Series International Growth Fund (c)	2,848,884	43,103,614
Fidelity Series International Small Cap Fund (c)	729,104	11,118,838
Fidelity Series International Value Fund (c)	3,908,400	42,953,312
Fidelity Series Overseas Fund (c)	3,693,895	43,144,693
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $225,954,125)		275,704,571

Bond Funds - 68.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	44,464,889	421,082,501
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	238,206	1,772,252
Fidelity Series Emerging Markets Debt Fund (c)	1,503,582	10,750,614
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	389,490	3,532,673
Fidelity Series Floating Rate High Income Fund (c)	195,464	1,765,043
Fidelity Series High Income Fund (c)	1,417,684	11,426,530
Fidelity Series International Credit Fund (c)	244,515	1,868,096
Fidelity Series International Developed Markets Bond Index Fund (c)	9,820,519	82,295,947
Fidelity Series Investment Grade Bond Fund (c)	86,421,173	825,322,205
Fidelity Series Long-Term Treasury Bond Index Fund (c)	14,880,029	78,268,952
Fidelity Series Real Estate Income Fund (c)	258,368	2,413,153
TOTAL BOND FUNDS (Cost $1,619,687,399)		1,440,497,966

Short-Term Funds - 11.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	3,459,236	3,459,928
Fidelity Series Government Money Market Fund 5.41% (c)(f)	192,083,938	192,083,938
Fidelity Series Short-Term Credit Fund (c)	4,650,542	44,831,223
TOTAL SHORT-TERM FUNDS (Cost $241,714,144)		240,375,089

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,207,836,926)	2,110,275,831
NET OTHER ASSETS (LIABILITIES) - 0.0%	77,851
NET ASSETS - 100.0%	2,110,353,682

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	442	Dec 2023	47,763,625	(835,406)	(835,406)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	493	Dec 2023	51,942,172	(411,707)	(411,707)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	93	Dec 2023	10,581,656	(489,777)	(489,777)

TOTAL PURCHASED					(1,736,890)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	80	Dec 2023	17,302,000	733,033	733,033
ICE MSCI EAFE Index Contracts (United States)	96	Dec 2023	9,799,200	308,654	308,654
ICE MSCI Emerging Markets Index Contracts (United States)	135	Dec 2023	6,449,625	211,013	211,013

TOTAL SOLD					1,252,700

TOTAL FUTURES CONTRACTS					(484,190)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $148,855,216.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,279,408.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,800,418	26,644,186	26,984,676	97,538	-	-	3,459,928	0.0%
Total	3,800,418	26,644,186	26,984,676	97,538	-	-	3,459,928

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	465,390,616	6,565,191	49,899,575	745	(1,388,727)	414,996	421,082,501
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,116,196	3,895	192,171	1,489	(25,905)	(129,763)	1,772,252
Fidelity Series All-Sector Equity Fund	5,444,174	98,506	1,075,608	-	223,235	165,692	4,855,999
Fidelity Series Blue Chip Growth Fund	14,993,015	637,496	4,107,692	44,483	592,488	1,377,029	13,492,336
Fidelity Series Canada Fund	18,132,676	707,240	3,745,185	-	691,589	(487,201)	15,299,119
Fidelity Series Commodity Strategy Fund	16,198,478	1,688,558	2,302,850	364,271	(2,118,062)	2,163,850	15,629,974
Fidelity Series Emerging Markets Debt Fund	11,922,531	382,475	1,258,889	350,053	(273,465)	(22,038)	10,750,614
Fidelity Series Emerging Markets Debt Local Currency Fund	4,037,333	4,032	497,467	-	(43,339)	32,114	3,532,673
Fidelity Series Emerging Markets Fund	18,517,930	3,596,935	145,348	-	9,977	(510,834)	21,468,660
Fidelity Series Emerging Markets Opportunities Fund	117,889,559	-	19,456,731	-	161,506	22,001	98,616,335
Fidelity Series Floating Rate High Income Fund	1,775,333	147,160	188,313	77,777	(13,540)	44,403	1,765,043
Fidelity Series Government Money Market Fund 5.41%	208,666,965	10,618,341	27,201,368	5,272,012	-	-	192,083,938
Fidelity Series Growth Company Fund	27,969,830	1,178,714	7,057,991	-	95,593	2,965,403	25,151,549
Fidelity Series High Income Fund	12,349,881	376,075	1,127,005	361,322	(114,009)	(58,412)	11,426,530
Fidelity Series International Credit Fund	1,882,544	33,717	14,274	33,717	82	(33,973)	1,868,096
Fidelity Series International Developed Markets Bond Index Fund	91,090,765	1,823,113	7,455,937	1,471,008	(1,084,384)	(2,077,610)	82,295,947
Fidelity Series International Growth Fund	47,977,678	2,521,109	5,707,700	-	327,120	(2,014,593)	43,103,614
Fidelity Series International Small Cap Fund	13,098,586	13,344	1,460,903	-	18,323	(550,512)	11,118,838
Fidelity Series International Value Fund	47,013,923	1,131,487	6,919,421	-	969,396	757,927	42,953,312
Fidelity Series Intrinsic Opportunities Fund	4,270,898	2,462,094	943,339	1,006,552	46,731	(841,876)	4,994,508
Fidelity Series Investment Grade Bond Fund	914,675,633	31,198,282	73,077,859	17,672,040	(6,911,481)	(40,562,370)	825,322,205
Fidelity Series Large Cap Stock Fund	26,264,544	920,571	4,774,061	572,460	1,386,368	(318,197)	23,479,225
Fidelity Series Large Cap Value Index Fund	8,229,265	329,124	1,319,598	-	152,841	(47,534)	7,344,098
Fidelity Series Long-Term Treasury Bond Index Fund	87,746,461	10,654,890	6,824,164	1,281,653	(1,336,148)	(11,972,087)	78,268,952
Fidelity Series Opportunistic Insights Fund	16,668,950	118,010	3,473,452	-	100,490	1,477,913	14,891,911
Fidelity Series Overseas Fund	47,932,343	2,138,256	5,938,041	-	(52,112)	(935,753)	43,144,693
Fidelity Series Real Estate Income Fund	4,061,921	114,394	1,736,218	109,792	(71,281)	44,337	2,413,153
Fidelity Series Short-Term Credit Fund	48,485,565	704,027	4,309,988	647,100	(103,704)	55,323	44,831,223
Fidelity Series Small Cap Core Fund	-	52,875	13,005	27	174	318	40,362
Fidelity Series Small Cap Discovery Fund	2,402,570	161,310	469,812	5,198	45,207	(2,721)	2,136,554
Fidelity Series Small Cap Opportunities Fund	8,057,097	344,041	1,408,178	34,911	188,981	(74,693)	7,107,248
Fidelity Series Stock Selector Large Cap Value Fund	18,337,746	416,351	3,008,125	-	372,709	245,974	16,364,655
Fidelity Series Value Discovery Fund	16,360,058	408,221	2,440,936	-	67,079	257,938	14,652,360
	2,329,961,064	81,549,834	249,551,204	29,306,610	(8,086,268)	(50,614,949)	2,103,258,477

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	3,557,426	-	3,557,426	-

Domestic Equity Funds	150,140,779	150,140,779	-	-

International Equity Funds	275,704,571	275,704,571	-	-

Bond Funds	1,440,497,966	1,440,497,966	-	-

Short-Term Funds	240,375,089	240,375,089	-	-
Total Investments in Securities:	2,110,275,831	2,106,718,405	3,557,426	-
Derivative Instruments: Assets
Futures Contracts	1,252,700	1,252,700	-	-
Total Assets	1,252,700	1,252,700	-	-
Liabilities
Futures Contracts	(1,736,890)	(1,736,890)	-	-
Total Liabilities	(1,736,890)	(1,736,890)	-	-
Total Derivative Instruments:	(484,190)	(484,190)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,252,700	0
Total Equity Risk	1,252,700	0
Interest Rate Risk
Futures Contracts (a)	0	(1,736,890)
Total Interest Rate Risk	0	(1,736,890)
Total Value of Derivatives	1,252,700	(1,736,890)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Income Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,556,922)	$3,557,426
Fidelity Central Funds (cost $3,459,928)	3,459,928
Other affiliated issuers (cost $2,200,820,076)	2,103,258,477

Total Investment in Securities (cost $2,207,836,926)		$2,110,275,831
Receivable for investments sold		16,349,642
Receivable for fund shares sold		655,839
Distributions receivable from Fidelity Central Funds		17,930
Receivable for daily variation margin on futures contracts		272,868
Total assets		2,127,572,110
Liabilities
Payable for investments purchased	$13,999,923
Payable for fund shares redeemed	2,426,048
Accrued management fee	765,137
Other payables and accrued expenses	27,320
Total Liabilities		17,218,428
Net Assets		$2,110,353,682
Net Assets consist of:
Paid in capital		$2,259,816,815
Total accumulated earnings (loss)		(149,463,133)
Net Assets		$2,110,353,682

Net Asset Value and Maximum Offering Price
Fidelity Freedom Income Fund :
Net Asset Value, offering price and redemption price per share ($1,266,857,281 ÷ 126,858,663 shares)		$9.99
Class K :
Net Asset Value, offering price and redemption price per share ($619,860,558 ÷ 62,184,334 shares)		$9.97
Class K6 :
Net Asset Value, offering price and redemption price per share ($223,635,843 ÷ 22,454,128 shares)		$9.96

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$28,038,160
Interest		91,356
Income from Fidelity Central Funds		97,538
Total Income		28,227,054
Expenses
Management fee	$4,819,073
Independent trustees' fees and expenses	3,801
Miscellaneous	27,319
Total expenses before reductions	4,850,193
Expense reductions	(66)
Total expenses after reductions		4,850,127
Net Investment income (loss)		23,376,927
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(57)
Redemptions in-kind	702,892
Affiliated issuers	(8,789,160)
Futures contracts	(5,912,340)
Capital gain distributions from underlying funds:
Affiliated issuers	1,268,450
Total net realized gain (loss)		(12,730,215)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	61
Affiliated issuers	(50,614,949)
Futures contracts	89,403
Total change in net unrealized appreciation (depreciation)		(50,525,485)
Net gain (loss)		(63,255,700)
Net increase (decrease) in net assets resulting from operations		$(39,878,773)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,376,927	$88,153,005
Net realized gain (loss)	(12,730,215)	(36,353,494)
Change in net unrealized appreciation (depreciation)	(50,525,485)	(182,342,676)
Net increase (decrease) in net assets resulting from operations	(39,878,773)	(130,543,165)
Distributions to shareholders	(22,163,089)	(146,804,362)

Share transactions - net increase (decrease)	(164,985,130)	(291,659,008)
Total increase (decrease) in net assets	(227,026,992)	(569,006,535)

Net Assets
Beginning of period	2,337,380,674	2,906,387,209
End of period	$2,110,353,682	$2,337,380,674

Financial Highlights
Fidelity Freedom® Income Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.28	$11.37	$12.16	$11.15	$11.44	$11.69
Income from Investment Operations
Net investment income (loss) A,B	.10	.36	.28	.13	.22	.23
Net realized and unrealized gain (loss)	(.29)	(.85)	(.35)	1.40	(.09)	.11
Total from investment operations	(.19)	(.49)	(.07)	1.53	.13	.34
Distributions from net investment income	(.10)	(.36)	(.29)	(.13)	(.23)	(.23)
Distributions from net realized gain	-	(.24)	(.44)	(.39)	(.20)	(.36)
Total distributions	(.10)	(.60)	(.72) C	(.52)	(.42) C	(.59)
Net asset value, end of period	$9.99	$10.28	$11.37	$12.16	$11.15	$11.44
Total Return D,E	(1.89)%	(4.18)%	(.76)%	13.92%	1.05%	3.08%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.47% H,I	.46% J	.46% J	.47%	.47%	.46% J
Expenses net of fee waivers, if any	.47% H,I	.46% J	.46% J	.47%	.47%	.46% J
Expenses net of all reductions	.47% H,I	.46% J	.46% J	.47%	.47%	.46% J
Net investment income (loss)	2.04% H,I	3.48%	2.34%	1.05%	1.90%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$1,266,857	$1,517,912	$1,851,042	$2,031,257	$1,839,153	$1,978,263
Portfolio turnover rate K	7% I,L	19% L	36%	21%	17%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® Income Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.26	$11.35	$12.14	$11.13	$11.42	$11.68
Income from Investment Operations
Net investment income (loss) A,B	.11	.37	.29	.13	.23	.24
Net realized and unrealized gain (loss)	(.30)	(.86)	(.35)	1.41	(.09)	.09
Total from investment operations	(.19)	(.49)	(.06)	1.54	.14	.33
Distributions from net investment income	(.10)	(.36)	(.29)	(.14)	(.23)	(.24)
Distributions from net realized gain	-	(.24)	(.44)	(.39)	(.20)	(.36)
Total distributions	(.10)	(.60)	(.73)	(.53)	(.43)	(.59) C
Net asset value, end of period	$9.97	$10.26	$11.35	$12.14	$11.13	$11.42
Total Return D,E	(1.85)%	(4.16)%	(.72)%	14.02%	1.12%	3.04%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42% H,I	.41% J	.41% J	.41%	.41%	.41% J
Expenses net of fee waivers, if any	.42% H,I	.41% J	.41% J	.41%	.41%	.41% J
Expenses net of all reductions	.42% H,I	.41% J	.41% J	.41%	.41%	.41% J
Net investment income (loss)	2.09% H,I	3.53%	2.39%	1.10%	1.95%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$619,861	$564,148	$780,949	$1,043,133	$1,048,404	$1,236,535
Portfolio turnover rate K	7% H,L	19% L	36%	21%	17%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® Income Fund Class K6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.25	$11.34	$12.13	$11.13	$11.42	$11.68
Income from Investment Operations
Net investment income (loss) A,B	.12	.37	.29	.14	.23	.24
Net realized and unrealized gain (loss)	(.30)	(.85)	(.34)	1.40	(.08)	.11
Total from investment operations	(.18)	(.48)	(.05)	1.54	.15	.35
Distributions from net investment income	(.11)	(.37)	(.30)	(.15)	(.24)	(.25)
Distributions from net realized gain	-	(.24)	(.44)	(.39)	(.20)	(.36)
Total distributions	(.11)	(.61)	(.74)	(.54)	(.44)	(.61)
Net asset value, end of period	$9.96	$10.25	$11.34	$12.13	$11.13	$11.42
Total Return C,D	(1.79)%	(4.09)%	(.64)%	13.97%	1.18%	3.16%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.24% G,H	.36% I	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.24% G,H	.36% I	.37%	.37%	.37%	.37%
Expenses net of all reductions	.24% G,H	.36% I	.37%	.37%	.37%	.37%
Net investment income (loss)	2.27% G,H	3.58%	2.44%	1.15%	2.00%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$223,636	$255,321	$274,397	$243,781	$199,750	$167,422
Portfolio turnover rate J	7% G,K	19% K	36%	21%	17%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2005 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	39.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.9
Fidelity Series Government Money Market Fund 5.41%	9.2
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Overseas Fund	2.1
Fidelity Series International Growth Fund	2.1
Fidelity Series International Value Fund	2.0
Fidelity Series Short-Term Credit Fund	2.0
88.7

Asset Allocation (% of Fund's net assets)

Futures - 3.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2005 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.35% 10/26/23 (b) (Cost $1,145,787)	1,150,000	1,145,949

Domestic Equity Funds - 7.1%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	154,083	1,557,781
Fidelity Series Blue Chip Growth Fund (c)	316,839	4,293,168
Fidelity Series Commodity Strategy Fund (c)	50,178	4,973,191
Fidelity Series Growth Company Fund (c)	455,753	8,003,031
Fidelity Series Intrinsic Opportunities Fund (c)	163,354	1,599,233
Fidelity Series Large Cap Stock Fund (c)	409,090	7,486,345
Fidelity Series Large Cap Value Index Fund (c)	166,779	2,336,575
Fidelity Series Opportunistic Insights Fund (c)	277,842	4,753,874
Fidelity Series Small Cap Core Fund (c)	1,308	12,928
Fidelity Series Small Cap Discovery Fund (c)	64,616	679,763
Fidelity Series Small Cap Opportunities Fund (c)	183,235	2,261,125
Fidelity Series Stock Selector Large Cap Value Fund (c)	420,846	5,222,694
Fidelity Series Value Discovery Fund (c)	319,537	4,678,015
TOTAL DOMESTIC EQUITY FUNDS (Cost $36,637,156)		47,857,723

International Equity Funds - 13.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	352,537	4,857,967
Fidelity Series Emerging Markets Fund (c)	875,781	6,971,217
Fidelity Series Emerging Markets Opportunities Fund (c)	1,906,516	31,209,661
Fidelity Series International Growth Fund (c)	905,836	13,705,298
Fidelity Series International Small Cap Fund (c)	232,203	3,541,095
Fidelity Series International Value Fund (c)	1,243,555	13,666,673
Fidelity Series Overseas Fund (c)	1,174,522	13,718,416
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $71,881,376)		87,670,327

Bond Funds - 68.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	14,147,968	133,981,253
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	90,064	670,076
Fidelity Series Emerging Markets Debt Fund (c)	478,466	3,421,032
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	123,938	1,124,121
Fidelity Series Floating Rate High Income Fund (c)	58,979	532,579
Fidelity Series High Income Fund (c)	451,072	3,635,638
Fidelity Series International Credit Fund (c)	66,695	509,547
Fidelity Series International Developed Markets Bond Index Fund (c)	3,131,434	26,241,416
Fidelity Series Investment Grade Bond Fund (c)	27,494,235	262,569,941
Fidelity Series Long-Term Treasury Bond Index Fund (c)	4,729,110	24,875,119
Fidelity Series Real Estate Income Fund (c)	76,173	711,460
TOTAL BOND FUNDS (Cost $530,122,347)		458,272,182

Short-Term Funds - 11.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	1,083,934	1,084,150
Fidelity Series Government Money Market Fund 5.41% (c)(f)	62,015,199	62,015,199
Fidelity Series Short-Term Credit Fund (c)	1,386,607	13,366,892
TOTAL SHORT-TERM FUNDS (Cost $76,854,023)		76,466,241

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $716,640,689)	671,412,422
NET OTHER ASSETS (LIABILITIES) - 0.0%	55,267
NET ASSETS - 100.0%	671,467,689

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	140	Dec 2023	15,128,750	(264,337)	(264,337)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	157	Dec 2023	16,541,422	(130,991)	(130,991)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	30	Dec 2023	3,413,438	(156,178)	(156,178)

TOTAL PURCHASED					(551,506)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	26	Dec 2023	5,623,150	241,223	241,223
ICE MSCI EAFE Index Contracts (United States)	30	Dec 2023	3,062,250	94,699	94,699
ICE MSCI Emerging Markets Index Contracts (United States)	42	Dec 2023	2,006,550	64,931	64,931

TOTAL SOLD					400,853

TOTAL FUTURES CONTRACTS					(150,653)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $47,477,659.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,061,249.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,183,898	8,334,151	8,433,899	30,674	-	-	1,084,150	0.0%
Total	1,183,898	8,334,151	8,433,899	30,674	-	-	1,084,150

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	141,891,946	7,904,060	15,503,207	2	(310,108)	(1,438)	133,981,253
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,657,786	34,694	1,906,895	1,101	(284,285)	168,776	670,076
Fidelity Series All-Sector Equity Fund	1,878,112	35,398	488,658	-	20,487	112,442	1,557,781
Fidelity Series Blue Chip Growth Fund	5,230,420	189,197	1,798,892	14,416	280,730	391,713	4,293,168
Fidelity Series Canada Fund	5,897,691	329,168	1,441,533	-	345,217	(272,576)	4,857,967
Fidelity Series Commodity Strategy Fund	5,103,156	579,439	708,791	115,917	(480,189)	479,576	4,973,191
Fidelity Series Emerging Markets Debt Fund	3,753,273	202,445	440,352	111,177	(78,090)	(16,244)	3,421,032
Fidelity Series Emerging Markets Debt Local Currency Fund	1,270,568	25,151	167,651	-	(13,893)	9,946	1,124,121
Fidelity Series Emerging Markets Fund	5,826,551	1,360,902	38,517	-	3,410	(181,129)	6,971,217
Fidelity Series Emerging Markets Opportunities Fund	37,745,134	408,035	7,029,834	-	323,701	(237,375)	31,209,661
Fidelity Series Floating Rate High Income Fund	449,952	141,779	66,950	19,759	788	7,010	532,579
Fidelity Series Government Money Market Fund 5.41%	64,869,834	5,896,562	8,751,197	1,674,327	-	-	62,015,199
Fidelity Series Growth Company Fund	9,640,472	350,992	3,039,876	-	189,515	861,928	8,003,031
Fidelity Series High Income Fund	3,882,407	199,374	391,143	114,596	(34,203)	(20,797)	3,635,638
Fidelity Series International Credit Fund	512,623	9,185	3,028	9,185	20	(9,253)	509,547
Fidelity Series International Developed Markets Bond Index Fund	28,750,044	1,217,781	2,720,690	466,270	(350,595)	(655,124)	26,241,416
Fidelity Series International Growth Fund	15,582,703	939,211	2,288,655	-	427,668	(955,629)	13,705,298
Fidelity Series International Small Cap Fund	4,287,963	84,302	659,425	-	141,216	(312,961)	3,541,095
Fidelity Series International Value Fund	15,508,722	482,390	2,895,873	-	454,734	116,700	13,666,673
Fidelity Series Intrinsic Opportunities Fund	1,628,411	626,910	401,282	325,070	24,560	(279,366)	1,599,233
Fidelity Series Investment Grade Bond Fund	285,170,633	17,970,084	25,522,190	5,578,975	(1,787,174)	(13,261,412)	262,569,941
Fidelity Series Large Cap Stock Fund	8,927,107	359,456	2,170,615	187,442	621,714	(251,317)	7,486,345
Fidelity Series Large Cap Value Index Fund	2,798,423	66,412	566,716	-	137,611	(99,155)	2,336,575
Fidelity Series Long-Term Treasury Bond Index Fund	27,763,189	3,775,728	2,429,390	408,187	(380,165)	(3,854,243)	24,875,119
Fidelity Series Opportunistic Insights Fund	5,699,223	109,397	1,588,964	-	97,832	436,386	4,753,874
Fidelity Series Overseas Fund	15,568,501	817,340	2,364,801	-	540,950	(843,574)	13,718,416
Fidelity Series Real Estate Income Fund	1,286,430	62,513	630,718	33,717	(24,955)	18,190	711,460
Fidelity Series Short-Term Credit Fund	14,354,364	538,766	1,510,816	193,062	(36,091)	20,669	13,366,892
Fidelity Series Small Cap Core Fund	-	17,019	4,355	9	159	105	12,928
Fidelity Series Small Cap Discovery Fund	823,181	34,662	192,883	1,738	17,899	(3,096)	679,763
Fidelity Series Small Cap Opportunities Fund	2,739,910	87,810	608,102	11,301	105,395	(63,888)	2,261,125
Fidelity Series Stock Selector Large Cap Value Fund	6,233,629	119,753	1,340,770	-	222,302	(12,220)	5,222,694
Fidelity Series Value Discovery Fund	5,561,350	144,335	1,139,761	-	103,892	8,199	4,678,015
	733,293,708	45,120,250	90,812,530	9,266,251	280,052	(18,699,157)	669,182,323

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	1,145,949	-	1,145,949	-

Domestic Equity Funds	47,857,723	47,857,723	-	-

International Equity Funds	87,670,327	87,670,327	-	-

Bond Funds	458,272,182	458,272,182	-	-

Short-Term Funds	76,466,241	76,466,241	-	-
Total Investments in Securities:	671,412,422	670,266,473	1,145,949	-
Derivative Instruments: Assets
Futures Contracts	400,853	400,853	-	-
Total Assets	400,853	400,853	-	-
Liabilities
Futures Contracts	(551,506)	(551,506)	-	-
Total Liabilities	(551,506)	(551,506)	-	-
Total Derivative Instruments:	(150,653)	(150,653)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	400,853	0
Total Equity Risk	400,853	0
Interest Rate Risk
Futures Contracts (a)	0	(551,506)
Total Interest Rate Risk	0	(551,506)
Total Value of Derivatives	400,853	(551,506)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2005 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,145,787)	$1,145,949
Fidelity Central Funds (cost $1,084,150)	1,084,150
Other affiliated issuers (cost $714,410,752)	669,182,323

Total Investment in Securities (cost $716,640,689)		$671,412,422
Cash		27,968
Receivable for investments sold		4,719,966
Receivable for fund shares sold		213,277
Distributions receivable from Fidelity Central Funds		5,694
Receivable for daily variation margin on futures contracts		87,385
Total assets		676,466,712
Liabilities
Payable for investments purchased	$4,498,635
Payable for fund shares redeemed	254,845
Accrued management fee	238,671
Other payables and accrued expenses	6,872
Total Liabilities		4,999,023
Net Assets		$671,467,689
Net Assets consist of:
Paid in capital		$725,040,921
Total accumulated earnings (loss)		(53,573,232)
Net Assets		$671,467,689

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2005 Fund :
Net Asset Value, offering price and redemption price per share ($363,198,095 ÷ 34,200,887 shares)		$10.62
Class K :
Net Asset Value, offering price and redemption price per share ($219,468,670 ÷ 20,698,993 shares)		$10.60
Class K6 :
Net Asset Value, offering price and redemption price per share ($88,800,924 ÷ 8,399,727 shares)		$10.57

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$8,855,105
Interest		29,567
Income from Fidelity Central Funds		30,674
Total Income		8,915,346
Expenses
Management fee	$1,505,769
Independent trustees' fees and expenses	1,203
Miscellaneous	6,872
Total expenses before reductions	1,513,844
Expense reductions	(72)
Total expenses after reductions		1,513,772
Net Investment income (loss)		7,401,574
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(17)
Redemptions in-kind	85,963
Affiliated issuers	194,089
Futures contracts	(1,900,215)
Capital gain distributions from underlying funds:
Affiliated issuers	411,146
Total net realized gain (loss)		(1,209,034)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	23
Affiliated issuers	(18,699,157)
Futures contracts	59,021
Total change in net unrealized appreciation (depreciation)		(18,640,113)
Net gain (loss)		(19,849,147)
Net increase (decrease) in net assets resulting from operations		$(12,447,573)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,401,574	$27,653,103
Net realized gain (loss)	(1,209,034)	(10,625,877)
Change in net unrealized appreciation (depreciation)	(18,640,113)	(60,941,499)
Net increase (decrease) in net assets resulting from operations	(12,447,573)	(43,914,273)
Distributions to shareholders	(2,239,633)	(48,203,554)

Share transactions - net increase (decrease)	(49,465,993)	(102,829,074)
Total increase (decrease) in net assets	(64,153,199)	(194,946,901)

Net Assets
Beginning of period	735,620,888	930,567,789
End of period	$671,467,689	$735,620,888

Financial Highlights
Fidelity Freedom® 2005 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.85	$12.07	$13.06	$11.68	$12.20	$12.50
Income from Investment Operations
Net investment income (loss) A,B	.11	.38	.30	.14	.23	.24
Net realized and unrealized gain (loss)	(.31)	(.93)	(.33)	1.81	(.19)	.11
Total from investment operations	(.20)	(.55)	(.03)	1.95	.04	.35
Distributions from net investment income	(.03)	(.37)	(.31)	(.15)	(.24)	(.24)
Distributions from net realized gain	-	(.30)	(.64)	(.42)	(.31)	(.41)
Total distributions	(.03)	(.67)	(.96) C	(.57)	(.56) C	(.65)
Net asset value, end of period	$10.62	$10.85	$12.07	$13.06	$11.68	$12.20
Total Return D,E	(1.83)%	(4.48)%	(.53)%	16.89%	.12%	3.03%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.47% H,I	.47%	.47%	.47%	.47%	.48%
Expenses net of fee waivers, if any	.47% H,I	.47%	.47%	.47%	.47%	.48%
Expenses net of all reductions	.47% H,I	.47%	.47%	.47%	.47%	.48%
Net investment income (loss)	2.03% H,I	3.45%	2.33%	1.07%	1.89%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$363,198	$443,083	$549,383	$629,098	$530,872	$563,036
Portfolio turnover rate J	13% H,K	20% K	38%	27%	24%	26%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2005 Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.83	$12.05	$13.04	$11.66	$12.18	$12.49
Income from Investment Operations
Net investment income (loss) A,B	.11	.38	.31	.14	.24	.25
Net realized and unrealized gain (loss)	(.31)	(.93)	(.34)	1.82	(.19)	.10
Total from investment operations	(.20)	(.55)	(.03)	1.96	.05	.35
Distributions from net investment income	(.03)	(.37)	(.32)	(.16)	(.25)	(.24)
Distributions from net realized gain	-	(.30)	(.64)	(.42)	(.31)	(.41)
Total distributions	(.03)	(.67)	(.96)	(.58)	(.57) C	(.66) C
Net asset value, end of period	$10.60	$10.83	$12.05	$13.04	$11.66	$12.18
Total Return D,E	(1.82)%	(4.44)%	(.49)%	16.99%	.18%	3.00%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42% H,I	.42%	.41%	.42%	.42%	.43%
Expenses net of fee waivers, if any	.42% H,I	.42%	.41%	.42%	.42%	.43%
Expenses net of all reductions	.42% H,I	.42%	.41%	.42%	.42%	.43%
Net investment income (loss)	2.08% H,I	3.50%	2.38%	1.12%	1.94%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$219,469	$199,815	$283,366	$356,835	$338,902	$357,174
Portfolio turnover rate J	13% H,K	20% K	38%	27%	24%	26%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2005 Fund Class K6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.79	$12.01	$13.01	$11.64	$12.17	$12.49
Income from Investment Operations
Net investment income (loss) A,B	.12	.39	.31	.15	.25	.25
Net realized and unrealized gain (loss)	(.30)	(.93)	(.34)	1.81	(.20)	.11
Total from investment operations	(.18)	(.54)	(.03)	1.96	.05	.36
Distributions from net investment income	(.04)	(.38)	(.33)	(.17)	(.27)	(.27)
Distributions from net realized gain	-	(.30)	(.64)	(.42)	(.31)	(.41)
Total distributions	(.04)	(.68)	(.97)	(.59)	(.58)	(.68)
Net asset value, end of period	$10.57	$10.79	$12.01	$13.01	$11.64	$12.17
Total Return C,D	(1.71)%	(4.38)%	(.48)%	17.02%	.22%	3.15%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.24% G,H	.36% I	.37%	.37%	.37%	.38% I
Expenses net of fee waivers, if any	.24% G,H	.36% I	.37%	.37%	.37%	.38% I
Expenses net of all reductions	.24% G,H	.36% I	.37%	.37%	.37%	.38% I
Net investment income (loss)	2.25% G,H	3.55%	2.43%	1.17%	1.99%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$88,801	$92,722	$97,818	$92,336	$68,546	$41,670
Portfolio turnover rate J	13% G,K	20% K	38%	27%	24%	26%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2010 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	35.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	14.4
Fidelity Series Government Money Market Fund 5.41%	7.3
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Overseas Fund	2.8
Fidelity Series International Growth Fund	2.7
Fidelity Series International Value Fund	2.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.7
81.5

Asset Allocation (% of Fund's net assets)

Futures - 3.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2010 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.33% to 5.35% 10/26/23 to 11/2/23 (b) (Cost $5,918,210)	5,940,000	5,919,047

Domestic Equity Funds - 12.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	1,472,225	14,884,194
Fidelity Series Blue Chip Growth Fund (c)	3,052,172	41,356,928
Fidelity Series Commodity Strategy Fund (c)	264,872	26,251,506
Fidelity Series Growth Company Fund (c)	4,390,526	77,097,634
Fidelity Series Intrinsic Opportunities Fund (c)	1,563,831	15,309,902
Fidelity Series Large Cap Stock Fund (c)	3,932,589	71,966,381
Fidelity Series Large Cap Value Index Fund (c)	1,606,555	22,507,836
Fidelity Series Opportunistic Insights Fund (c)	2,667,616	45,642,913
Fidelity Series Small Cap Core Fund (c)	14,011	138,433
Fidelity Series Small Cap Discovery Fund (c)	622,201	6,545,552
Fidelity Series Small Cap Opportunities Fund (c)	1,765,091	21,781,228
Fidelity Series Stock Selector Large Cap Value Fund (c)	4,041,712	50,157,645
Fidelity Series Value Discovery Fund (c)	3,067,641	44,910,267
TOTAL DOMESTIC EQUITY FUNDS (Cost $321,941,681)		438,550,419

International Equity Funds - 16.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,499,699	34,445,849
Fidelity Series Emerging Markets Fund (c)	5,347,749	42,568,086
Fidelity Series Emerging Markets Opportunities Fund (c)	11,882,786	194,521,215
Fidelity Series International Growth Fund (c)	6,412,008	97,013,680
Fidelity Series International Small Cap Fund (c)	1,633,032	24,903,731
Fidelity Series International Value Fund (c)	8,793,757	96,643,385
Fidelity Series Overseas Fund (c)	8,313,918	97,106,562
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $472,583,830)		587,202,508

Bond Funds - 62.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	53,736,069	508,880,574
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	12,888,115	95,887,574
Fidelity Series Emerging Markets Debt Fund (c)	2,542,670	18,180,090
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	658,637	5,973,835
Fidelity Series Floating Rate High Income Fund (c)	330,330	2,982,883
Fidelity Series High Income Fund (c)	2,370,399	19,105,416
Fidelity Series International Credit Fund (c)	452,119	3,454,186
Fidelity Series International Developed Markets Bond Index Fund (c)	16,537,782	138,586,610
Fidelity Series Investment Grade Bond Fund (c)	131,907,547	1,259,717,069
Fidelity Series Long-Term Treasury Bond Index Fund (c)	26,589,679	139,861,711
Fidelity Series Real Estate Income Fund (c)	358,281	3,346,347
TOTAL BOND FUNDS (Cost $2,571,314,209)		2,195,976,295

Short-Term Funds - 8.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	5,857,986	5,859,157
Fidelity Series Government Money Market Fund 5.41% (c)(f)	260,025,562	260,025,562
Fidelity Series Short-Term Credit Fund (c)	5,158,163	49,724,694
TOTAL SHORT-TERM FUNDS (Cost $317,090,598)		315,609,413

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,688,848,528)	3,543,257,682
NET OTHER ASSETS (LIABILITIES) - 0.0%	171,729
NET ASSETS - 100.0%	3,543,429,411

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	742	Dec 2023	80,182,375	(1,400,681)	(1,400,681)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	829	Dec 2023	87,342,922	(693,773)	(693,773)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	157	Dec 2023	17,863,656	(823,577)	(823,577)

TOTAL PURCHASED					(2,918,031)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	137	Dec 2023	29,629,675	1,271,061	1,271,061
ICE MSCI EAFE Index Contracts (United States)	158	Dec 2023	16,127,850	476,988	476,988
ICE MSCI Emerging Markets Index Contracts (United States)	232	Dec 2023	11,083,800	321,323	321,323

TOTAL SOLD					2,069,372

TOTAL FUTURES CONTRACTS					(848,659)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $248,955,328.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,550,350.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	6,244,165	44,269,452	44,654,461	161,555	56	(55)	5,859,157	0.0%
Total	6,244,165	44,269,452	44,654,461	161,555	56	(55)	5,859,157

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	528,693,486	27,820,048	46,525,110	(685)	(1,000,248)	(107,602)	508,880,574
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	114,908,318	298,574	10,910,238	80,587	(2,741,922)	(5,667,158)	95,887,574
Fidelity Series All-Sector Equity Fund	17,219,403	33,054	3,584,939	-	(153,280)	1,369,956	14,884,194
Fidelity Series Blue Chip Growth Fund	47,342,695	1,113,452	13,265,597	137,822	1,938,377	4,228,001	41,356,928
Fidelity Series Canada Fund	41,177,894	1,582,272	8,804,268	-	2,220,977	(1,731,026)	34,445,849
Fidelity Series Commodity Strategy Fund	26,653,551	2,827,406	3,266,203	611,156	(2,825,417)	2,862,169	26,251,506
Fidelity Series Emerging Markets Debt Fund	19,684,439	752,611	1,756,093	582,804	(391,911)	(108,956)	18,180,090
Fidelity Series Emerging Markets Debt Local Currency Fund	6,664,282	13,152	680,117	-	(63,861)	40,379	5,973,835
Fidelity Series Emerging Markets Fund	35,093,093	8,576,704	105,943	-	13,729	(1,009,497)	42,568,086
Fidelity Series Emerging Markets Opportunities Fund	231,554,078	-	37,373,517	-	2,599,403	(2,258,749)	194,521,215
Fidelity Series Floating Rate High Income Fund	3,057,561	143,432	271,908	134,947	(15,553)	69,351	2,982,883
Fidelity Series Government Money Market Fund 5.41%	264,841,852	25,686,464	30,502,754	6,889,554	-	-	260,025,562
Fidelity Series Growth Company Fund	88,280,144	2,076,105	22,854,415	-	1,254,888	8,340,912	77,097,634
Fidelity Series High Income Fund	20,230,146	639,416	1,478,401	594,421	(140,275)	(145,470)	19,105,416
Fidelity Series International Credit Fund	3,464,558	62,104	10,003	62,103	32	(62,505)	3,454,186
Fidelity Series International Developed Markets Bond Index Fund	150,191,540	4,133,103	10,471,522	2,427,698	(1,522,339)	(3,744,172)	138,586,610
Fidelity Series International Growth Fund	108,802,506	4,118,377	12,071,451	-	4,239,085	(8,074,837)	97,013,680
Fidelity Series International Small Cap Fund	29,862,713	58,089	3,805,904	-	1,216,118	(2,427,285)	24,903,731
Fidelity Series International Value Fund	108,360,324	1,638,959	17,314,585	-	3,163,439	795,248	96,643,385
Fidelity Series Intrinsic Opportunities Fund	15,926,539	4,903,426	3,059,488	3,108,469	271,444	(2,732,019)	15,309,902
Fidelity Series Investment Grade Bond Fund	1,358,530,574	67,263,942	94,214,731	26,582,269	(6,416,745)	(65,445,971)	1,259,717,069
Fidelity Series Large Cap Stock Fund	82,868,143	1,948,981	16,202,150	1,788,273	6,272,447	(2,921,040)	71,966,381
Fidelity Series Large Cap Value Index Fund	25,977,294	391,966	4,200,615	-	1,021,155	(681,964)	22,507,836
Fidelity Series Long-Term Treasury Bond Index Fund	154,959,806	18,765,303	10,165,650	2,277,706	(1,393,337)	(22,304,411)	139,861,711
Fidelity Series Opportunistic Insights Fund	52,621,308	101,997	12,025,431	-	427,339	4,517,700	45,642,913
Fidelity Series Overseas Fund	108,700,949	3,256,079	12,612,186	-	2,367,282	(4,605,562)	97,106,562
Fidelity Series Real Estate Income Fund	6,752,495	182,830	3,568,189	167,937	(149,362)	128,573	3,346,347
Fidelity Series Short-Term Credit Fund	53,566,356	852,145	4,640,725	714,797	(140,599)	87,517	49,724,694
Fidelity Series Small Cap Core Fund	-	150,003	12,510	85	(181)	1,121	138,433
Fidelity Series Small Cap Discovery Fund	7,577,910	326,432	1,491,129	16,269	110,362	21,977	6,545,552
Fidelity Series Small Cap Opportunities Fund	25,432,828	471,012	4,483,197	108,018	1,044,482	(683,897)	21,781,228
Fidelity Series Stock Selector Large Cap Value Fund	57,864,714	404,987	10,050,269	-	1,601,364	336,849	50,157,645
Fidelity Series Value Discovery Fund	51,628,462	751,305	8,492,513	-	170,373	852,640	44,910,267
	3,848,489,961	181,343,730	410,271,751	46,284,230	12,977,266	(101,059,728)	3,531,479,478

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	5,919,047	-	5,919,047	-

Domestic Equity Funds	438,550,419	438,550,419	-	-

International Equity Funds	587,202,508	587,202,508	-	-

Bond Funds	2,195,976,295	2,195,976,295	-	-

Short-Term Funds	315,609,413	315,609,413	-	-
Total Investments in Securities:	3,543,257,682	3,537,338,635	5,919,047	-
Derivative Instruments: Assets
Futures Contracts	2,069,372	2,069,372	-	-
Total Assets	2,069,372	2,069,372	-	-
Liabilities
Futures Contracts	(2,918,031)	(2,918,031)	-	-
Total Liabilities	(2,918,031)	(2,918,031)	-	-
Total Derivative Instruments:	(848,659)	(848,659)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,069,372	0
Total Equity Risk	2,069,372	0
Interest Rate Risk
Futures Contracts (a)	0	(2,918,031)
Total Interest Rate Risk	0	(2,918,031)
Total Value of Derivatives	2,069,372	(2,918,031)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2010 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,918,210)	$5,919,047
Fidelity Central Funds (cost $5,859,124)	5,859,157
Other affiliated issuers (cost $3,677,071,194)	3,531,479,478

Total Investment in Securities (cost $3,688,848,528)		$3,543,257,682
Receivable for investments sold		25,477,380
Receivable for fund shares sold		982,397
Distributions receivable from Fidelity Central Funds		30,242
Receivable for daily variation margin on futures contracts		458,913
Total assets		3,570,206,614
Liabilities
Payable for investments purchased	$21,242,242
Payable for fund shares redeemed	4,150,692
Accrued management fee	1,356,974
Other payables and accrued expenses	27,295
Total Liabilities		26,777,203
Net Assets		$3,543,429,411
Net Assets consist of:
Paid in capital		$3,687,421,854
Total accumulated earnings (loss)		(143,992,443)
Net Assets		$3,543,429,411

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2010 Fund :
Net Asset Value, offering price and redemption price per share ($2,400,267,733 ÷ 184,270,101 shares)		$13.03
Class K :
Net Asset Value, offering price and redemption price per share ($876,193,903 ÷ 67,269,982 shares)		$13.03
Class K6 :
Net Asset Value, offering price and redemption price per share ($266,967,775 ÷ 20,589,668 shares)		$12.97

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$42,356,544
Interest		151,285
Income from Fidelity Central Funds		161,555
Total Income		42,669,384
Expenses
Management fee	$8,488,862
Independent trustees' fees and expenses	6,305
Miscellaneous	27,294
Total expenses before reductions	8,522,461
Expense reductions	(31)
Total expenses after reductions		8,522,430
Net Investment income (loss)		34,146,954
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(91)
Redemptions in-kind	545,028
Fidelity Central Funds	56
Other affiliated issuers	12,432,238
Futures contracts	(9,605,774)
Capital gain distributions from underlying funds:
Affiliated issuers	3,927,686
Total net realized gain (loss)		7,299,143
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	73
Fidelity Central Funds	(55)
Other affiliated issuers	(101,059,728)
Futures contracts	174,885
Total change in net unrealized appreciation (depreciation)		(100,884,825)
Net gain (loss)		(93,585,682)
Net increase (decrease) in net assets resulting from operations		$(59,438,728)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,146,954	$136,408,645
Net realized gain (loss)	7,299,143	(20,259,714)
Change in net unrealized appreciation (depreciation)	(100,884,825)	(374,624,901)
Net increase (decrease) in net assets resulting from operations	(59,438,728)	(258,475,970)
Distributions to shareholders	(10,526,841)	(283,637,328)

Share transactions - net increase (decrease)	(247,213,329)	(414,200,405)
Total increase (decrease) in net assets	(317,178,898)	(956,313,703)

Net Assets
Beginning of period	3,860,608,309	4,816,922,012
End of period	$3,543,429,411	$3,860,608,309

Financial Highlights
Fidelity Freedom® 2010 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.29	$14.98	$16.42	$14.31	$15.35	$15.98
Income from Investment Operations
Net investment income (loss) A,B	.12	.44	.38	.17	.29	.29
Net realized and unrealized gain (loss)	(.34)	(1.21)	(.35)	2.92	(.43)	.12
Total from investment operations	(.22)	(.77)	.03	3.09	(.14)	.41
Distributions from net investment income	(.04)	(.43)	(.39)	(.20)	(.31)	(.30)
Distributions from net realized gain	-	(.50)	(1.07)	(.78)	(.60)	(.74)
Total distributions	(.04)	(.92) C	(1.47) C	(.98)	(.90) C	(1.04)
Net asset value, end of period	$13.03	$13.29	$14.98	$16.42	$14.31	$15.35
Total Return D,E	(1.69)%	(5.00)%	(.17)%	22.04%	(1.25)%	2.89%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.48% H,I	.49%	.50%	.51%	.52%	.52% J
Expenses net of fee waivers, if any	.48% H,I	.49%	.50%	.51%	.52%	.52% J
Expenses net of all reductions	.48% H,I	.49%	.50%	.51%	.52%	.52% J
Net investment income (loss)	1.79% H,I	3.29%	2.32%	1.08%	1.84%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$2,400,268	$2,793,349	$3,401,089	$3,814,845	$3,284,758	$3,724,077
Portfolio turnover rate K	10% H,L	20% L	34%	24%	18%	20%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2010 Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.28	$14.98	$16.41	$14.30	$15.34	$15.97
Income from Investment Operations
Net investment income (loss) A,B	.12	.45	.39	.18	.30	.30
Net realized and unrealized gain (loss)	(.33)	(1.22)	(.35)	2.92	(.43)	.12
Total from investment operations	(.21)	(.77)	.04	3.10	(.13)	.42
Distributions from net investment income	(.04)	(.43)	(.40)	(.20)	(.31)	(.31)
Distributions from net realized gain	-	(.50)	(1.07)	(.78)	(.60)	(.74)
Total distributions	(.04)	(.93)	(1.47)	(.99) C	(.91)	(1.05)
Net asset value, end of period	$13.03	$13.28	$14.98	$16.41	$14.30	$15.34
Total Return D,E	(1.60)%	(5.03)%	(.07)%	22.11%	(1.21)%	2.95%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.43% H,I	.44%	.44%	.45%	.45%	.46%
Expenses net of fee waivers, if any	.43% H,I	.44%	.44%	.45%	.45%	.46%
Expenses net of all reductions	.43% H,I	.44%	.44%	.45%	.45%	.46%
Net investment income (loss)	1.85% H,I	3.34%	2.38%	1.14%	1.91%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$876,194	$777,490	$1,085,375	$1,444,009	$1,431,597	$1,909,779
Portfolio turnover rate J	10% H,K	20% K	34%	24%	18%	20%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2010 Fund Class K6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.21	$14.91	$16.35	$14.25	$15.30	$15.97
Income from Investment Operations
Net investment income (loss) A,B	.13	.45	.39	.19	.30	.31
Net realized and unrealized gain (loss)	(.33)	(1.21)	(.34)	2.91	(.42)	.11
Total from investment operations	(.20)	(.76)	.05	3.10	(.12)	.42
Distributions from net investment income	(.04)	(.44)	(.42)	(.22)	(.34)	(.35)
Distributions from net realized gain	-	(.50)	(1.07)	(.78)	(.60)	(.74)
Total distributions	(.04)	(.94)	(1.49)	(1.00)	(.93) C	(1.09)
Net asset value, end of period	$12.97	$13.21	$14.91	$16.35	$14.25	$15.30
Total Return D,E	(1.52)%	(4.97)%	(.02)%	22.23%	(1.14)%	2.96%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25% H,I	.38%	.38%	.38%	.39%	.39%
Expenses net of fee waivers, if any	.25% H,I	.38%	.38%	.38%	.39%	.39%
Expenses net of all reductions	.25% H,I	.38%	.38%	.38%	.39%	.39%
Net investment income (loss)	2.03% H,I	3.40%	2.44%	1.20%	1.97%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$266,968	$289,769	$330,459	$320,359	$257,400	$213,620
Portfolio turnover rate J	10% H,K	20% K	34%	24%	18%	20%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2015 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	32.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	8.8
Fidelity Series Emerging Markets Opportunities Fund	6.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.3
Fidelity Series Government Money Market Fund 5.41%	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Overseas Fund	3.5
Fidelity Series International Growth Fund	3.5
Fidelity Series International Value Fund	3.4
76.0

Asset Allocation (% of Fund's net assets)

Futures - 3.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2015 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.33% to 5.35% 10/26/23 to 11/2/23 (b) (Cost $8,658,086)	8,690,000	8,659,309

Domestic Equity Funds - 17.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	3,135,804	31,702,974
Fidelity Series Blue Chip Growth Fund (c)	6,501,172	88,090,880
Fidelity Series Commodity Strategy Fund (c)	383,321	37,990,983
Fidelity Series Growth Company Fund (c)	9,351,769	164,217,071
Fidelity Series Intrinsic Opportunities Fund (c)	3,330,892	32,609,436
Fidelity Series Large Cap Stock Fund (c)	8,376,444	153,288,925
Fidelity Series Large Cap Value Index Fund (c)	3,421,948	47,941,494
Fidelity Series Opportunistic Insights Fund (c)	5,682,137	97,221,363
Fidelity Series Small Cap Core Fund (c)	29,809	294,510
Fidelity Series Small Cap Discovery Fund (c)	1,325,340	13,942,572
Fidelity Series Small Cap Opportunities Fund (c)	3,759,619	46,393,705
Fidelity Series Stock Selector Large Cap Value Fund (c)	8,608,860	106,835,948
Fidelity Series Value Discovery Fund (c)	6,534,032	95,658,224
TOTAL DOMESTIC EQUITY FUNDS (Cost $662,898,506)		916,188,085

International Equity Funds - 20.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	4,555,425	62,773,755
Fidelity Series Emerging Markets Fund (c)	8,945,818	71,208,710
Fidelity Series Emerging Markets Opportunities Fund (c)	19,832,925	324,664,979
Fidelity Series International Growth Fund (c)	11,703,267	177,070,432
Fidelity Series International Small Cap Fund (c)	3,110,068	47,428,531
Fidelity Series International Value Fund (c)	16,063,136	176,533,869
Fidelity Series Overseas Fund (c)	15,174,703	177,240,532
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $833,886,734)		1,036,920,808

Bond Funds - 55.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	47,505,220	449,874,430
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	36,423,509	270,990,908
Fidelity Series Emerging Markets Debt Fund (c)	3,705,646	26,495,370
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	959,742	8,704,859
Fidelity Series Floating Rate High Income Fund (c)	500,908	4,523,202
Fidelity Series High Income Fund (c)	3,395,594	27,368,484
Fidelity Series International Credit Fund (c)	686,345	5,243,675
Fidelity Series International Developed Markets Bond Index Fund (c)	24,116,900	202,099,621
Fidelity Series Investment Grade Bond Fund (c)	171,860,079	1,641,263,753
Fidelity Series Long-Term Treasury Bond Index Fund (c)	40,594,922	213,529,289
Fidelity Series Real Estate Income Fund (c)	547,255	5,111,360
TOTAL BOND FUNDS (Cost $3,367,629,887)		2,855,204,951

Short-Term Funds - 6.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	8,558,895	8,560,606
Fidelity Series Government Money Market Fund 5.41% (c)(f)	259,806,336	259,806,336
Fidelity Series Short-Term Credit Fund (c)	4,232,972	40,805,846
TOTAL SHORT-TERM FUNDS (Cost $310,441,376)		309,172,788

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,183,514,589)	5,126,145,941
NET OTHER ASSETS (LIABILITIES) - 0.0%	275,260
NET ASSETS - 100.0%	5,126,421,201

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,075	Dec 2023	116,167,188	(2,024,974)	(2,024,974)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,200	Dec 2023	126,431,250	(999,300)	(999,300)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	227	Dec 2023	25,828,344	(1,194,917)	(1,194,917)

TOTAL PURCHASED					(4,219,191)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	200	Dec 2023	43,255,000	1,855,564	1,855,564
ICE MSCI EAFE Index Contracts (United States)	224	Dec 2023	22,864,800	708,492	708,492
ICE MSCI Emerging Markets Index Contracts (United States)	320	Dec 2023	15,288,000	465,828	465,828

TOTAL SOLD					3,029,884

TOTAL FUTURES CONTRACTS					(1,189,307)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $362,883,814.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,119,218.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	9,523,610	64,542,344	65,505,348	236,102	117	(117)	8,560,606	0.0%
Total	9,523,610	64,542,344	65,505,348	236,102	117	(117)	8,560,606

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	454,546,168	37,793,768	41,512,589	779	(679,401)	(273,516)	449,874,430
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	313,914,817	5,520,645	25,033,164	224,321	(5,613,420)	(17,797,970)	270,990,908
Fidelity Series All-Sector Equity Fund	36,169,610	113,121	7,129,590	-	75,299	2,474,534	31,702,974
Fidelity Series Blue Chip Growth Fund	99,595,344	2,348,748	26,798,378	294,388	3,843,174	9,101,992	88,090,880
Fidelity Series Canada Fund	75,168,840	2,008,114	15,241,963	-	3,953,923	(3,115,159)	62,773,755
Fidelity Series Commodity Strategy Fund	38,425,455	5,020,657	5,559,609	888,929	(4,443,954)	4,548,434	37,990,983
Fidelity Series Emerging Markets Debt Fund	28,539,701	1,079,983	2,384,814	844,146	(549,119)	(190,381)	26,495,370
Fidelity Series Emerging Markets Debt Local Currency Fund	9,673,978	30,975	962,928	-	(90,645)	53,479	8,704,859
Fidelity Series Emerging Markets Fund	56,772,418	16,400,738	260,125	-	44,148	(1,748,469)	71,208,710
Fidelity Series Emerging Markets Opportunities Fund	387,368,686	-	63,117,217	-	4,610,182	(4,196,672)	324,664,979
Fidelity Series Floating Rate High Income Fund	4,649,080	223,939	431,151	204,582	(26,645)	107,979	4,523,202
Fidelity Series Government Money Market Fund 5.41%	256,877,092	35,441,101	32,511,857	6,780,846	-	-	259,806,336
Fidelity Series Growth Company Fund	185,792,409	4,854,879	46,582,155	-	477,062	19,674,876	164,217,071
Fidelity Series High Income Fund	29,165,278	956,185	2,343,632	853,177	(243,480)	(165,867)	27,368,484
Fidelity Series International Credit Fund	5,266,725	94,395	22,512	94,395	116	(95,049)	5,243,675
Fidelity Series International Developed Markets Bond Index Fund	218,245,177	8,277,614	16,760,789	3,527,416	(2,028,354)	(5,634,027)	202,099,621
Fidelity Series International Growth Fund	198,618,481	6,935,778	21,386,208	-	7,428,490	(14,526,109)	177,070,432
Fidelity Series International Small Cap Fund	54,618,792	174,920	5,058,227	-	1,614,355	(3,921,309)	47,428,531
Fidelity Series International Value Fund	197,705,017	2,747,289	31,081,476	-	5,637,994	1,525,045	176,533,869
Fidelity Series Intrinsic Opportunities Fund	35,152,819	9,012,738	6,259,915	6,637,245	697,370	(5,993,576)	32,609,436
Fidelity Series Investment Grade Bond Fund	1,771,865,035	104,973,087	141,670,848	34,699,718	(7,897,277)	(86,006,244)	1,641,263,753
Fidelity Series Large Cap Stock Fund	174,485,662	4,361,056	32,535,553	3,808,993	12,164,986	(5,187,226)	153,288,925
Fidelity Series Large Cap Value Index Fund	54,696,805	944,689	8,386,501	-	1,904,462	(1,217,961)	47,941,494
Fidelity Series Long-Term Treasury Bond Index Fund	237,953,280	28,987,444	16,848,430	3,508,514	(2,492,742)	(34,070,263)	213,529,289
Fidelity Series Opportunistic Insights Fund	110,752,233	349,877	24,294,524	-	748,033	9,665,744	97,221,363
Fidelity Series Overseas Fund	198,428,564	5,349,264	22,355,816	-	3,948,037	(8,129,517)	177,240,532
Fidelity Series Real Estate Income Fund	10,081,657	283,494	5,214,787	248,493	(224,142)	185,138	5,111,360
Fidelity Series Short-Term Credit Fund	44,872,597	806,661	4,829,905	591,695	(115,327)	71,820	40,805,846
Fidelity Series Small Cap Core Fund	-	311,709	19,178	180	(400)	2,379	294,510
Fidelity Series Small Cap Discovery Fund	15,954,966	744,967	3,027,371	34,266	219,505	50,505	13,942,572
Fidelity Series Small Cap Opportunities Fund	53,548,952	1,143,317	9,026,904	230,699	1,856,925	(1,128,585)	46,393,705
Fidelity Series Stock Selector Large Cap Value Fund	121,841,713	1,244,120	20,299,072	-	3,031,653	1,017,534	106,835,948
Fidelity Series Value Discovery Fund	108,715,100	1,932,222	17,111,713	-	312,644	1,809,971	95,658,224
	5,589,462,451	290,467,494	656,058,901	63,472,782	28,163,452	(143,108,470)	5,108,926,026

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	8,659,309	-	8,659,309	-

Domestic Equity Funds	916,188,085	916,188,085	-	-

International Equity Funds	1,036,920,808	1,036,920,808	-	-

Bond Funds	2,855,204,951	2,855,204,951	-	-

Short-Term Funds	309,172,788	309,172,788	-	-
Total Investments in Securities:	5,126,145,941	5,117,486,632	8,659,309	-
Derivative Instruments: Assets
Futures Contracts	3,029,884	3,029,884	-	-
Total Assets	3,029,884	3,029,884	-	-
Liabilities
Futures Contracts	(4,219,191)	(4,219,191)	-	-
Total Liabilities	(4,219,191)	(4,219,191)	-	-
Total Derivative Instruments:	(1,189,307)	(1,189,307)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	3,029,884	0
Total Equity Risk	3,029,884	0
Interest Rate Risk
Futures Contracts (a)	0	(4,219,191)
Total Interest Rate Risk	0	(4,219,191)
Total Value of Derivatives	3,029,884	(4,219,191)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2015 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $8,658,086)	$8,659,309
Fidelity Central Funds (cost $8,560,533)	8,560,606
Other affiliated issuers (cost $5,166,295,970)	5,108,926,026

Total Investment in Securities (cost $5,183,514,589)		$5,126,145,941
Receivable for investments sold		35,125,996
Receivable for fund shares sold		1,168,513
Distributions receivable from Fidelity Central Funds		44,028
Receivable for daily variation margin on futures contracts		672,892
Other receivables		22,168
Total assets		5,163,179,538
Liabilities
Payable for investments purchased	$29,927,658
Payable for fund shares redeemed	4,688,877
Accrued management fee	2,087,930
Other payables and accrued expenses	53,872
Total Liabilities		36,758,337
Net Assets		$5,126,421,201
Net Assets consist of:
Paid in capital		$5,157,505,797
Total accumulated earnings (loss)		(31,084,596)
Net Assets		$5,126,421,201

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2015 Fund :
Net Asset Value, offering price and redemption price per share ($3,022,933,895 ÷ 285,154,036 shares)		$10.60
Class K :
Net Asset Value, offering price and redemption price per share ($1,553,161,057 ÷ 146,627,583 shares)		$10.59
Class K6 :
Net Asset Value, offering price and redemption price per share ($550,326,249 ÷ 52,157,660 shares)		$10.55

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$55,088,659
Interest		222,545
Income from Fidelity Central Funds		236,102
Total Income		55,547,306
Expenses
Management fee	$13,094,529
Independent trustees' fees and expenses	9,155
Miscellaneous	31,714
Total expenses before reductions	13,135,398
Expense reductions	(28)
Total expenses after reductions		13,135,370
Net Investment income (loss)		42,411,936
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(132)
Redemptions in-kind	2,409,844
Fidelity Central Funds	117
Other affiliated issuers	25,753,608
Futures contracts	(13,810,292)
Capital gain distributions from underlying funds:
Affiliated issuers	8,384,123
Total net realized gain (loss)		22,737,268
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	83
Fidelity Central Funds	(117)
Other affiliated issuers	(143,108,470)
Futures contracts	289,008
Total change in net unrealized appreciation (depreciation)		(142,819,496)
Net gain (loss)		(120,082,228)
Net increase (decrease) in net assets resulting from operations		$(77,670,292)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,411,936	$188,753,752
Net realized gain (loss)	22,737,268	7,854,685
Change in net unrealized appreciation (depreciation)	(142,819,496)	(632,647,560)
Net increase (decrease) in net assets resulting from operations	(77,670,292)	(436,039,123)
Distributions to shareholders	(10,205,741)	(479,582,871)

Share transactions - net increase (decrease)	(393,136,175)	(662,375,301)
Total increase (decrease) in net assets	(481,012,208)	(1,577,997,295)

Net Assets
Beginning of period	5,607,433,409	7,185,430,704
End of period	$5,126,421,201	$5,607,433,409

Financial Highlights
Fidelity Freedom® 2015 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.79	$12.37	$13.69	$11.53	$12.68	$13.33
Income from Investment Operations
Net investment income (loss) A,B	.08	.34	.31	.14	.23	.23
Net realized and unrealized gain (loss)	(.25)	(1.06)	(.23)	2.94	(.52)	.08
Total from investment operations	(.17)	(.72)	.08	3.08	(.29)	.31
Distributions from net investment income	(.02)	(.34)	(.33)	(.16)	(.24)	(.24)
Distributions from net realized gain	-	(.53)	(1.08)	(.76)	(.62)	(.73)
Total distributions	(.02)	(.86) C	(1.40) C	(.92)	(.86)	(.96) C
Net asset value, end of period	$10.60	$10.79	$12.37	$13.69	$11.53	$12.68
Total Return D,E	(1.59)%	(5.65)%	.19%	27.45%	(2.80)%	2.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.53% H,I	.53%	.54%	.55%	.56%	.57%
Expenses net of fee waivers, if any	.53% H,I	.53%	.54%	.55%	.56%	.57%
Expenses net of all reductions	.53% H,I	.53%	.54%	.55%	.56%	.57%
Net investment income (loss)	1.52% H,I	3.11%	2.31%	1.07%	1.80%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$3,022,934	$3,643,870	$4,530,090	$5,028,435	$4,174,065	$4,946,449
Portfolio turnover rate J	11% H,K	21% K	34%	26%	21%	19%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2015 Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.78	$12.36	$13.67	$11.52	$12.66	$13.31
Income from Investment Operations
Net investment income (loss) A,B	.09	.34	.32	.15	.24	.24
Net realized and unrealized gain (loss)	(.26)	(1.05)	(.22)	2.93	(.51)	.08
Total from investment operations	(.17)	(.71)	.10	3.08	(.27)	.32
Distributions from net investment income	(.02)	(.34)	(.33)	(.17)	(.25)	(.25)
Distributions from net realized gain	-	(.53)	(1.08)	(.76)	(.62)	(.73)
Total distributions	(.02)	(.87)	(1.41)	(.93)	(.87)	(.97) C
Net asset value, end of period	$10.59	$10.78	$12.36	$13.67	$11.52	$12.66
Total Return D,E	(1.57)%	(5.60)%	.31%	27.45%	(2.67)%	2.80%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.46% H,I	.47%	.48%	.48%	.49%	.50%
Expenses net of fee waivers, if any	.46% H,I	.47%	.48%	.48%	.49%	.50%
Expenses net of all reductions	.46% H,I	.47%	.48%	.48%	.49%	.50%
Net investment income (loss)	1.58% H,I	3.17%	2.37%	1.14%	1.87%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$1,553,161	$1,365,140	$1,988,710	$2,592,940	$2,524,326	$3,471,921
Portfolio turnover rate J	11% H,K	21% K	34%	26%	21%	19%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2015 Fund Class K6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.73	$12.32	$13.63	$11.49	$12.64	$13.32
Income from Investment Operations
Net investment income (loss) A,B	.10	.35	.33	.16	.25	.25
Net realized and unrealized gain (loss)	(.26)	(1.06)	(.22)	2.92	(.51)	.08
Total from investment operations	(.16)	(.71)	.11	3.08	(.26)	.33
Distributions from net investment income	(.02)	(.35)	(.35)	(.18)	(.27)	(.28)
Distributions from net realized gain	-	(.53)	(1.08)	(.76)	(.62)	(.73)
Total distributions	(.02)	(.88)	(1.42) C	(.94)	(.89)	(1.01)
Net asset value, end of period	$10.55	$10.73	$12.32	$13.63	$11.49	$12.64
Total Return D,E	(1.47)%	(5.58)%	.43%	27.58%	(2.61)%	2.87%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.27% H,I	.40%	.40%	.40%	.41%	.41%
Expenses net of fee waivers, if any	.27% H,I	.40%	.40%	.40%	.41%	.41%
Expenses net of all reductions	.27% H,I	.40%	.40%	.40%	.41%	.41%
Net investment income (loss)	1.77% H,I	3.24%	2.45%	1.22%	1.95%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$550,326	$598,423	$666,631	$746,814	$561,675	$488,156
Portfolio turnover rate J	11% H,K	21% K	34%	26%	21%	19%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2020 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	28.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.9
Fidelity Series Emerging Markets Opportunities Fund	7.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series Growth Company Fund	4.2
Fidelity Series Overseas Fund	4.2
Fidelity Series International Growth Fund	4.2
Fidelity Series International Value Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Large Cap Stock Fund	4.0
72.7

Asset Allocation (% of Fund's net assets)

Futures - 3.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2020 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.33% to 5.35% 10/26/23 to 11/2/23 (b) (Cost $26,153,256)	26,250,000	26,156,943

Domestic Equity Funds - 23.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	12,343,787	124,795,683
Fidelity Series Blue Chip Growth Fund (c)	25,591,651	346,766,876
Fidelity Series Commodity Strategy Fund (c)	1,142,099	113,193,403
Fidelity Series Growth Company Fund (c)	36,812,771	646,432,264
Fidelity Series Intrinsic Opportunities Fund (c)	13,111,785	128,364,375
Fidelity Series Large Cap Stock Fund (c)	32,972,932	603,404,654
Fidelity Series Large Cap Value Index Fund (c)	13,471,765	188,739,426
Fidelity Series Opportunistic Insights Fund (c)	22,367,175	382,702,371
Fidelity Series Small Cap Core Fund (c)	114,414	1,130,406
Fidelity Series Small Cap Discovery Fund (c)	5,217,089	54,883,778
Fidelity Series Small Cap Opportunities Fund (c)	14,799,196	182,622,082
Fidelity Series Stock Selector Large Cap Value Fund (c)	33,887,911	420,548,976
Fidelity Series Value Discovery Fund (c)	25,720,516	376,548,355
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,571,360,830)		3,570,132,649

International Equity Funds - 23.9%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	16,396,381	225,942,125
Fidelity Series Emerging Markets Fund (c)	30,414,607	242,100,273
Fidelity Series Emerging Markets Opportunities Fund (c)	67,003,199	1,096,842,362
Fidelity Series International Growth Fund (c)	42,137,992	637,547,820
Fidelity Series International Small Cap Fund (c)	11,252,105	171,594,601
Fidelity Series International Value Fund (c)	57,843,154	635,696,262
Fidelity Series Overseas Fund (c)	54,637,271	638,163,321
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,955,255,275)		3,647,886,764

Bond Funds - 49.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	50,353,905	476,851,482
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	162,631,299	1,209,976,865
Fidelity Series Emerging Markets Debt Fund (c)	11,058,081	79,065,278
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	2,888,142	26,195,445
Fidelity Series Floating Rate High Income Fund (c)	1,702,377	15,372,468
Fidelity Series High Income Fund (c)	10,010,219	80,682,364
Fidelity Series International Credit Fund (c)	2,319,897	17,724,015
Fidelity Series International Developed Markets Bond Index Fund (c)	72,104,998	604,239,881
Fidelity Series Investment Grade Bond Fund (c)	455,009,731	4,345,342,924
Fidelity Series Long-Term Treasury Bond Index Fund (c)	127,679,751	671,595,490
Fidelity Series Real Estate Income Fund (c)	1,725,170	16,113,089
TOTAL BOND FUNDS (Cost $9,125,812,553)		7,543,159,301

Short-Term Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	25,380,951	25,386,028
Fidelity Series Government Money Market Fund 5.41% (c)(f)	424,493,075	424,493,075
Fidelity Series Short-Term Credit Fund (c)	3,222,098	31,061,026
TOTAL SHORT-TERM FUNDS (Cost $481,825,503)		480,940,129

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $15,160,407,417)	15,268,275,786
NET OTHER ASSETS (LIABILITIES) - 0.0%	993,477
NET ASSETS - 100.0%	15,269,269,263

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,203	Dec 2023	346,124,188	(6,024,395)	(6,024,395)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3,576	Dec 2023	376,765,125	(2,950,169)	(2,950,169)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	676	Dec 2023	76,916,125	(3,576,823)	(3,576,823)

TOTAL PURCHASED					(12,551,387)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	597	Dec 2023	129,116,175	5,538,858	5,538,858
ICE MSCI EAFE Index Contracts (United States)	637	Dec 2023	65,021,775	2,090,457	2,090,457
ICE MSCI Emerging Markets Index Contracts (United States)	948	Dec 2023	45,290,700	1,347,063	1,347,063

TOTAL SOLD					8,976,378

TOTAL FUTURES CONTRACTS					(3,575,009)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $1,089,221,268.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $24,305,487.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	30,416,882	192,422,172	197,453,026	713,176	376	(376)	25,386,028	0.1%
Total	30,416,882	192,422,172	197,453,026	713,176	376	(376)	25,386,028

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	423,883,190	92,424,393	38,559,704	804	25,459	(921,856)	476,851,482
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,382,190,429	49,579,092	117,357,436	1,000,819	(18,788,446)	(85,646,774)	1,209,976,865
Fidelity Series All-Sector Equity Fund	142,707,718	257,199	28,214,890	-	303,093	9,742,563	124,795,683
Fidelity Series Blue Chip Growth Fund	393,035,629	7,938,784	105,233,184	1,165,568	14,866,841	36,158,806	346,766,876
Fidelity Series Canada Fund	272,845,603	5,975,565	55,896,897	-	14,407,588	(11,389,734)	225,942,125
Fidelity Series Commodity Strategy Fund	116,312,837	14,394,549	17,727,245	2,667,238	(13,532,420)	13,745,682	113,193,403
Fidelity Series Emerging Markets Debt Fund	85,913,480	2,981,069	7,602,197	2,529,691	(1,907,734)	(319,340)	79,065,278
Fidelity Series Emerging Markets Debt Local Currency Fund	29,108,941	107,447	2,904,941	-	(275,549)	159,547	26,195,445
Fidelity Series Emerging Markets Fund	191,623,522	57,436,181	1,144,303	-	196,185	(6,011,312)	242,100,273
Fidelity Series Emerging Markets Opportunities Fund	1,314,225,825	-	219,127,974	-	11,302,800	(9,558,289)	1,096,842,362
Fidelity Series Floating Rate High Income Fund	16,264,188	751,441	1,927,806	716,113	(142,229)	426,874	15,372,468
Fidelity Series Government Money Market Fund 5.41%	387,817,577	95,602,493	58,926,995	10,613,032	-	-	424,493,075
Fidelity Series Growth Company Fund	733,243,680	16,754,245	183,010,870	-	3,400,901	76,044,308	646,432,264
Fidelity Series High Income Fund	87,149,955	2,716,997	7,972,990	2,534,044	(842,237)	(369,361)	80,682,364
Fidelity Series International Credit Fund	17,822,706	319,324	96,969	319,324	529	(321,575)	17,724,015
Fidelity Series International Developed Markets Bond Index Fund	656,249,988	28,068,815	57,089,439	10,596,787	(6,144,263)	(16,845,220)	604,239,881
Fidelity Series International Growth Fund	720,955,038	19,681,466	77,215,190	-	26,580,329	(52,453,823)	637,547,820
Fidelity Series International Small Cap Fund	198,719,737	363,780	19,117,438	-	5,612,864	(13,984,342)	171,594,601
Fidelity Series International Value Fund	717,174,110	9,924,446	117,319,630	-	20,094,720	5,822,616	635,696,262
Fidelity Series Intrinsic Opportunities Fund	142,129,392	32,588,743	25,270,963	26,324,346	2,702,638	(23,785,435)	128,364,375
Fidelity Series Investment Grade Bond Fund	4,726,680,910	322,602,854	453,440,136	92,535,946	(22,572,545)	(227,928,159)	4,345,342,924
Fidelity Series Large Cap Stock Fund	688,564,729	16,398,796	128,899,479	15,138,477	38,135,501	(10,794,893)	603,404,654
Fidelity Series Large Cap Value Index Fund	215,778,438	3,227,817	32,916,059	-	7,329,866	(4,680,636)	188,739,426
Fidelity Series Long-Term Treasury Bond Index Fund	756,790,231	91,720,371	60,842,020	11,133,286	(9,552,322)	(106,520,770)	671,595,490
Fidelity Series Opportunistic Insights Fund	437,021,791	793,511	96,192,986	-	2,930,915	38,149,140	382,702,371
Fidelity Series Overseas Fund	720,249,873	13,927,381	80,688,038	-	14,433,798	(29,759,693)	638,163,321
Fidelity Series Real Estate Income Fund	30,475,653	823,242	15,037,165	762,479	(659,397)	510,756	16,113,089
Fidelity Series Short-Term Credit Fund	38,383,746	667,336	7,955,343	479,736	(186,248)	151,535	31,061,026
Fidelity Series Small Cap Core Fund	-	1,219,701	97,466	709	(982)	9,153	1,130,406
Fidelity Series Small Cap Discovery Fund	62,868,414	2,885,355	11,918,794	135,338	821,237	227,566	54,883,778
Fidelity Series Small Cap Opportunities Fund	211,247,585	4,048,726	35,477,103	915,103	5,901,593	(3,098,719)	182,622,082
Fidelity Series Stock Selector Large Cap Value Fund	480,795,862	5,059,862	81,231,185	-	12,353,485	3,570,952	420,548,976
Fidelity Series Value Discovery Fund	429,005,330	7,742,082	68,520,664	-	1,211,253	7,110,354	376,548,355
	16,827,236,107	908,983,063	2,214,933,499	179,568,840	108,007,223	(412,560,079)	15,216,732,815

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	26,156,943	-	26,156,943	-

Domestic Equity Funds	3,570,132,649	3,570,132,649	-	-

International Equity Funds	3,647,886,764	3,647,886,764	-	-

Bond Funds	7,543,159,301	7,543,159,301	-	-

Short-Term Funds	480,940,129	480,940,129	-	-
Total Investments in Securities:	15,268,275,786	15,242,118,843	26,156,943	-
Derivative Instruments: Assets
Futures Contracts	8,976,378	8,976,378	-	-
Total Assets	8,976,378	8,976,378	-	-
Liabilities
Futures Contracts	(12,551,387)	(12,551,387)	-	-
Total Liabilities	(12,551,387)	(12,551,387)	-	-
Total Derivative Instruments:	(3,575,009)	(3,575,009)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	8,976,378	0
Total Equity Risk	8,976,378	0
Interest Rate Risk
Futures Contracts (a)	0	(12,551,387)
Total Interest Rate Risk	0	(12,551,387)
Total Value of Derivatives	8,976,378	(12,551,387)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2020 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $26,153,256)	$26,156,943
Fidelity Central Funds (cost $25,385,921)	25,386,028
Other affiliated issuers (cost $15,108,868,240)	15,216,732,815

Total Investment in Securities (cost $15,160,407,417)		$15,268,275,786
Receivable for investments sold		99,834,713
Receivable for fund shares sold		5,554,871
Distributions receivable from Fidelity Central Funds		130,720
Receivable for daily variation margin on futures contracts		2,028,654
Other receivables		336,430
Total assets		15,376,161,174
Liabilities
Payable for investments purchased	$86,810,930
Payable for fund shares redeemed	13,043,731
Accrued management fee	6,612,142
Other payables and accrued expenses	425,108
Total Liabilities		106,891,911
Net Assets		$15,269,269,263
Net Assets consist of:
Paid in capital		$15,060,326,985
Total accumulated earnings (loss)		208,942,278
Net Assets		$15,269,269,263

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2020 Fund :
Net Asset Value, offering price and redemption price per share ($7,801,964,480 ÷ 590,207,757 shares)		$13.22
Class K :
Net Asset Value, offering price and redemption price per share ($5,465,233,365 ÷ 413,441,480 shares)		$13.22
Class K6 :
Net Asset Value, offering price and redemption price per share ($2,002,071,418 ÷ 152,048,869 shares)		$13.17

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$146,297,787
Interest		667,844
Income from Fidelity Central Funds		713,176
Total Income		147,678,807
Expenses
Management fee	$41,689,020
Independent trustees' fees and expenses	27,522
Miscellaneous	88,657
Total expenses before reductions	41,805,199
Expense reductions	(12)
Total expenses after reductions		41,805,187
Net Investment income (loss)		105,873,620
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(393)
Redemptions in-kind	12,142,460
Fidelity Central Funds	376
Other affiliated issuers	95,864,763
Futures contracts	(41,829,757)
Capital gain distributions from underlying funds:
Affiliated issuers	33,271,053
Total net realized gain (loss)		99,448,502
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(45)
Fidelity Central Funds	(376)
Other affiliated issuers	(412,560,079)
Futures contracts	988,542
Total change in net unrealized appreciation (depreciation)		(411,571,958)
Net gain (loss)		(312,123,456)
Net increase (decrease) in net assets resulting from operations		$(206,249,836)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$105,873,620	$542,444,736
Net realized gain (loss)	99,448,502	142,602,787
Change in net unrealized appreciation (depreciation)	(411,571,958)	(2,188,631,132)
Net increase (decrease) in net assets resulting from operations	(206,249,836)	(1,503,583,609)
Distributions to shareholders	(26,456,579)	(1,688,605,308)

Share transactions - net increase (decrease)	(1,380,598,148)	(1,929,011,665)
Total increase (decrease) in net assets	(1,613,304,563)	(5,121,200,582)

Net Assets
Beginning of period	16,882,573,826	22,003,774,408
End of period	$15,269,269,263	$16,882,573,826

Financial Highlights
Fidelity Freedom® 2020 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.44	$15.72	$17.53	$14.21	$15.83	$16.51
Income from Investment Operations
Net investment income (loss) A,B	.08	.40	.39	.18	.28	.28
Net realized and unrealized gain (loss)	(.28)	(1.43)	(.19)	4.32	(.84)	.10
Total from investment operations	(.20)	(1.03)	.20	4.50	(.56)	.38
Distributions from net investment income	(.02)	(.40)	(.42)	(.20)	(.30)	(.28)
Distributions from net realized gain	-	(.86)	(1.59)	(.98)	(.76)	(.78)
Total distributions	(.02)	(1.25) C	(2.01)	(1.18)	(1.06)	(1.06)
Net asset value, end of period	$13.22	$13.44	$15.72	$17.53	$14.21	$15.83
Total Return D,E	(1.49)%	(6.35)%	.66%	32.56%	(4.15)%	2.66%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.57% H,I	.58%	.58% J	.59%	.60%	.61%
Expenses net of fee waivers, if any	.57% H,I	.58%	.58% J	.59%	.60%	.61%
Expenses net of all reductions	.57% H,I	.58%	.58% J	.59%	.60%	.61%
Net investment income (loss)	1.24% H,I	2.93%	2.29%	1.07%	1.76%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$7,801,964	$9,662,440	$12,039,706	$13,282,370	$10,620,621	$12,395,049
Portfolio turnover rate K	11% H,L	23% L	34%	26%	23%	19%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2020 Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.43	$15.71	$17.52	$14.20	$15.81	$16.49
Income from Investment Operations
Net investment income (loss) A,B	.09	.41	.41	.19	.29	.29
Net realized and unrealized gain (loss)	(.28)	(1.43)	(.20)	4.32	(.83)	.10
Total from investment operations	(.19)	(1.02)	.21	4.51	(.54)	.39
Distributions from net investment income	(.02)	(.40)	(.42)	(.21)	(.31)	(.29)
Distributions from net realized gain	-	(.86)	(1.59)	(.98)	(.76)	(.78)
Total distributions	(.02)	(1.26)	(2.02) C	(1.19)	(1.07)	(1.07)
Net asset value, end of period	$13.22	$13.43	$15.71	$17.52	$14.20	$15.81
Total Return D,E	(1.40)%	(6.32)%	.70%	32.66%	(4.04)%	2.73%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.50% H,I	.50%	.51%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.50% H,I	.50%	.51%	.52%	.52%	.53%
Expenses net of all reductions	.50% H,I	.50%	.51%	.52%	.52%	.53%
Net investment income (loss)	1.31% H,I	3.01%	2.36%	1.15%	1.84%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$5,465,233	$5,000,495	$7,535,845	$10,341,455	$9,840,293	$13,509,101
Portfolio turnover rate J	11% H,K	23% K	34%	26%	23%	19%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2020 Fund Class K6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.37	$15.65	$17.47	$14.16	$15.78	$16.50
Income from Investment Operations
Net investment income (loss) A,B	.10	.42	.42	.20	.31	.30
Net realized and unrealized gain (loss)	(.27)	(1.42)	(.20)	4.32	(.83)	.10
Total from investment operations	(.17)	(1.00)	.22	4.52	(.52)	.40
Distributions from net investment income	(.03)	(.42)	(.45)	(.23)	(.34)	(.34)
Distributions from net realized gain	-	(.86)	(1.59)	(.98)	(.76)	(.78)
Total distributions	(.03)	(1.28)	(2.04)	(1.21)	(1.10)	(1.12)
Net asset value, end of period	$13.17	$13.37	$15.65	$17.47	$14.16	$15.78
Total Return C,D	(1.30)%	(6.21)%	.77%	32.85%	(3.96)%	2.80%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.30% G,H	.42%	.42%	.42%	.43%	.43%
Expenses net of fee waivers, if any	.30% G,H	.42%	.42%	.42%	.43%	.43%
Expenses net of all reductions	.30% G,H	.42%	.42%	.42%	.43%	.43%
Net investment income (loss)	1.51% G,H	3.10%	2.46%	1.24%	1.93%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$2,002,071	$2,219,638	$2,428,224	$2,668,267	$2,087,924	$1,831,743
Portfolio turnover rate I	11% G,J	23% J	34%	26%	23%	19%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2025 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	24.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.6
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Growth Company Fund	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Overseas Fund	4.8
Fidelity Series International Growth Fund	4.8
Fidelity Series International Value Fund	4.7
Fidelity Series Large Cap Stock Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	3.9
74.2

Asset Allocation (% of Fund's net assets)

Futures - 3.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2025 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.33% to 5.35% 10/26/23 to 11/2/23 (b) (Cost $37,191,951)	37,330,000	37,197,183

Domestic Equity Funds - 27.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	21,187,376	214,204,375
Fidelity Series Blue Chip Growth Fund (c)	43,926,464	595,203,588
Fidelity Series Commodity Strategy Fund (c)	1,634,878	162,032,714
Fidelity Series Growth Company Fund (c)	63,186,519	1,109,555,266
Fidelity Series Intrinsic Opportunities Fund (c)	22,505,191	220,325,823
Fidelity Series Large Cap Stock Fund (c)	56,595,614	1,035,699,735
Fidelity Series Large Cap Value Index Fund (c)	23,123,036	323,953,737
Fidelity Series Opportunistic Insights Fund (c)	38,391,735	656,882,594
Fidelity Series Small Cap Core Fund (c)	193,618	1,912,942
Fidelity Series Small Cap Discovery Fund (c)	8,955,333	94,210,107
Fidelity Series Small Cap Opportunities Fund (c)	25,401,972	313,460,333
Fidelity Series Stock Selector Large Cap Value Fund (c)	58,166,276	721,843,483
Fidelity Series Value Discovery Fund (c)	44,147,551	646,320,139
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,601,976,123)		6,095,604,836

International Equity Funds - 26.9%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	26,864,043	370,186,508
Fidelity Series Emerging Markets Fund (c)	47,880,070	381,125,358
Fidelity Series Emerging Markets Opportunities Fund (c)	105,208,366	1,722,260,948
Fidelity Series International Growth Fund (c)	68,943,013	1,043,107,790
Fidelity Series International Small Cap Fund (c)	18,155,758	276,875,315
Fidelity Series International Value Fund (c)	94,563,337	1,039,251,077
Fidelity Series Overseas Fund (c)	89,393,436	1,044,115,330
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,951,772,580)		5,876,922,326

Bond Funds - 43.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	252,433,285	1,878,103,642
Fidelity Series Emerging Markets Debt Fund (c)	15,759,417	112,679,828
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	4,131,834	37,475,738
Fidelity Series Floating Rate High Income Fund (c)	2,436,831	22,004,582
Fidelity Series High Income Fund (c)	14,253,176	114,880,598
Fidelity Series International Credit Fund (c)	1,976,759	15,102,438
Fidelity Series International Developed Markets Bond Index Fund (c)	102,745,078	861,003,756
Fidelity Series Investment Grade Bond Fund (c)	567,580,794	5,420,396,586
Fidelity Series Long-Term Treasury Bond Index Fund (c)	201,172,744	1,058,168,632
Fidelity Series Real Estate Income Fund (c)	2,511,409	23,456,563
TOTAL BOND FUNDS (Cost $11,701,234,618)		9,543,272,363

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	35,573,905	35,581,020
Fidelity Series Government Money Market Fund 5.41% (c)(f)	261,227,848	261,227,848
Fidelity Series Short-Term Credit Fund (c)	11,333	109,252
TOTAL SHORT-TERM FUNDS (Cost $296,916,807)		296,918,120

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $21,589,092,079)	21,849,914,828
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,552,444
NET ASSETS - 100.0%	21,851,467,272

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	4,585	Dec 2023	495,466,563	(8,623,743)	(8,623,743)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	5,119	Dec 2023	539,334,641	(4,239,846)	(4,239,846)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	968	Dec 2023	110,140,250	(5,115,744)	(5,115,744)

TOTAL PURCHASED					(17,979,333)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	851	Dec 2023	184,050,025	7,895,424	7,895,424
ICE MSCI EAFE Index Contracts (United States)	883	Dec 2023	90,132,225	2,932,276	2,932,276
ICE MSCI Emerging Markets Index Contracts (United States)	1,399	Dec 2023	66,837,225	1,910,129	1,910,129

TOTAL SOLD					12,737,829

TOTAL FUTURES CONTRACTS					(5,241,504)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $1,543,926,494.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $34,785,862.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	41,182,948	272,836,456	278,438,385	991,766	706	(705)	35,581,020	0.1%
Total	41,182,948	272,836,456	278,438,385	991,766	706	(705)	35,581,020

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,935,469,929	218,993,934	120,150,476	1,500,154	(7,161,029)	(149,048,716)	1,878,103,642
Fidelity Series All-Sector Equity Fund	236,064,178	822,415	39,351,626	-	(2,601,239)	19,270,647	214,204,375
Fidelity Series Blue Chip Growth Fund	650,152,764	17,202,179	157,009,669	1,993,751	20,097,385	64,760,929	595,203,588
Fidelity Series Canada Fund	431,168,165	11,789,486	77,336,672	-	18,351,768	(13,786,239)	370,186,508
Fidelity Series Commodity Strategy Fund	162,219,120	20,068,693	20,457,788	3,818,408	(15,732,104)	15,934,793	162,032,714
Fidelity Series Emerging Markets Debt Fund	119,646,833	4,309,809	8,110,543	3,561,217	(1,503,884)	(1,662,387)	112,679,828
Fidelity Series Emerging Markets Debt Local Currency Fund	40,567,505	142,618	3,040,461	-	(294,911)	100,987	37,475,738
Fidelity Series Emerging Markets Fund	287,842,689	105,064,142	2,904,139	-	494,076	(9,371,410)	381,125,358
Fidelity Series Emerging Markets Opportunities Fund	1,996,236,757	-	274,624,591	-	(11,922,878)	12,571,660	1,722,260,948
Fidelity Series Floating Rate High Income Fund	22,591,461	1,096,100	2,082,565	1,006,561	(90,471)	490,057	22,004,582
Fidelity Series Government Money Market Fund 5.41%	236,997,123	77,943,086	53,712,361	6,516,971	-	-	261,227,848
Fidelity Series Growth Company Fund	1,212,917,112	31,505,078	266,504,716	-	(10,288,690)	141,926,482	1,109,555,266
Fidelity Series High Income Fund	121,053,951	4,034,865	8,490,196	3,562,466	(740,954)	(977,068)	114,880,598
Fidelity Series International Credit Fund	15,237,228	272,958	133,523	272,958	1,005	(275,230)	15,102,438
Fidelity Series International Developed Markets Bond Index Fund	906,786,410	47,020,821	60,589,695	14,678,485	(5,046,169)	(27,167,611)	861,003,756
Fidelity Series International Growth Fund	1,139,311,719	40,701,489	93,601,477	-	(415,938)	(42,888,003)	1,043,107,790
Fidelity Series International Small Cap Fund	311,599,931	1,099,684	22,255,235	-	2,559,941	(16,129,006)	276,875,315
Fidelity Series International Value Fund	1,135,761,952	19,767,244	157,339,527	-	19,704,217	21,357,191	1,039,251,077
Fidelity Series Intrinsic Opportunities Fund	237,706,685	54,006,948	34,947,354	45,125,610	2,810,770	(39,251,226)	220,325,823
Fidelity Series Investment Grade Bond Fund	5,742,801,752	445,694,044	457,166,229	114,195,369	(7,595,292)	(303,337,689)	5,420,396,586
Fidelity Series Large Cap Stock Fund	1,138,649,032	29,804,912	177,414,958	25,792,568	32,928,178	11,732,571	1,035,699,735
Fidelity Series Large Cap Value Index Fund	356,561,197	6,264,151	42,977,613	-	4,701,294	(595,292)	323,953,737
Fidelity Series Long-Term Treasury Bond Index Fund	1,163,769,875	146,598,704	70,342,910	17,359,615	(7,749,558)	(174,107,479)	1,058,168,632
Fidelity Series Opportunistic Insights Fund	722,541,905	2,542,666	136,631,809	-	(2,682,049)	71,111,881	656,882,594
Fidelity Series Overseas Fund	1,138,200,752	25,668,087	93,489,211	-	14,399,654	(40,663,952)	1,044,115,330
Fidelity Series Real Estate Income Fund	41,108,522	1,247,337	18,666,693	1,086,706	(805,589)	572,986	23,456,563
Fidelity Series Short-Term Credit Fund	108,646	1,677	956	1,520	20	(135)	109,252
Fidelity Series Small Cap Core Fund	-	2,017,057	120,066	1,191	462	15,489	1,912,942
Fidelity Series Small Cap Discovery Fund	103,619,055	5,605,560	16,710,719	226,548	1,146,583	549,628	94,210,107
Fidelity Series Small Cap Opportunities Fund	349,066,929	8,495,490	48,479,400	1,568,597	3,204,967	1,172,347	313,460,333
Fidelity Series Stock Selector Large Cap Value Fund	794,965,376	10,402,809	109,739,434	-	10,488,058	15,726,674	721,843,483
Fidelity Series Value Discovery Fund	709,303,981	14,687,054	91,110,742	-	2,051,997	11,387,849	646,320,139
	23,460,028,534	1,354,871,097	2,665,493,354	242,268,695	58,309,620	(430,579,272)	21,777,136,625

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	37,197,183	-	37,197,183	-

Domestic Equity Funds	6,095,604,836	6,095,604,836	-	-

International Equity Funds	5,876,922,326	5,876,922,326	-	-

Bond Funds	9,543,272,363	9,543,272,363	-	-

Short-Term Funds	296,918,120	296,918,120	-	-
Total Investments in Securities:	21,849,914,828	21,812,717,645	37,197,183	-
Derivative Instruments: Assets
Futures Contracts	12,737,829	12,737,829	-	-
Total Assets	12,737,829	12,737,829	-	-
Liabilities
Futures Contracts	(17,979,333)	(17,979,333)	-	-
Total Liabilities	(17,979,333)	(17,979,333)	-	-
Total Derivative Instruments:	(5,241,504)	(5,241,504)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	12,737,829	0
Total Equity Risk	12,737,829	0
Interest Rate Risk
Futures Contracts (a)	0	(17,979,333)
Total Interest Rate Risk	0	(17,979,333)
Total Value of Derivatives	12,737,829	(17,979,333)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2025 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $37,191,951)	$37,197,183
Fidelity Central Funds (cost $35,580,865)	35,581,020
Other affiliated issuers (cost $21,516,319,263)	21,777,136,625

Total Investment in Securities (cost $21,589,092,079)		$21,849,914,828
Receivable for investments sold		158,494,397
Receivable for fund shares sold		18,092,349
Distributions receivable from Fidelity Central Funds		183,747
Receivable for daily variation margin on futures contracts		2,899,291
Other receivables		341,176
Total assets		22,029,925,788
Liabilities
Payable for investments purchased	$150,536,948
Payable for fund shares redeemed	17,576,054
Accrued management fee	9,887,279
Other payables and accrued expenses	458,235
Total Liabilities		178,458,516
Net Assets		$21,851,467,272
Net Assets consist of:
Paid in capital		$21,610,640,833
Total accumulated earnings (loss)		240,826,439
Net Assets		$21,851,467,272

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2025 Fund :
Net Asset Value, offering price and redemption price per share ($8,958,891,973 ÷ 733,299,390 shares)		$12.22
Class K :
Net Asset Value, offering price and redemption price per share ($8,996,127,779 ÷ 737,030,587 shares)		$12.21
Class K6 :
Net Asset Value, offering price and redemption price per share ($3,896,447,520 ÷ 320,085,027 shares)		$12.17

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$185,327,039
Interest		942,032
Income from Fidelity Central Funds		991,766
Total Income		187,260,837
Expenses
Management fee	$61,760,729
Independent trustees' fees and expenses	38,710
Miscellaneous	117,012
Total expenses before reductions	61,916,451
Expense reductions	(19)
Total expenses after reductions		61,916,432
Net Investment income (loss)		125,344,405
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(597)
Redemptions in-kind	37,307,085
Fidelity Central Funds	706
Other affiliated issuers	21,002,535
Futures contracts	(58,731,048)
Capital gain distributions from underlying funds:
Affiliated issuers	56,941,656
Total net realized gain (loss)		56,520,337
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(75)
Fidelity Central Funds	(705)
Other affiliated issuers	(430,579,272)
Futures contracts	834,808
Total change in net unrealized appreciation (depreciation)		(429,745,244)
Net gain (loss)		(373,224,907)
Net increase (decrease) in net assets resulting from operations		$(247,880,502)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$125,344,405	$688,764,312
Net realized gain (loss)	56,520,337	159,167,888
Change in net unrealized appreciation (depreciation)	(429,745,244)	(2,811,109,051)
Net increase (decrease) in net assets resulting from operations	(247,880,502)	(1,963,176,851)
Distributions to shareholders	(20,938,136)	(2,205,784,961)

Share transactions - net increase (decrease)	(1,415,445,287)	(882,373,514)
Total increase (decrease) in net assets	(1,684,263,925)	(5,051,335,326)

Net Assets
Beginning of period	23,535,731,197	28,587,066,523
End of period	$21,851,467,272	$23,535,731,197

Financial Highlights
Fidelity Freedom® 2025 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.38	$14.49	$15.86	$12.34	$13.84	$14.35
Income from Investment Operations
Net investment income (loss) A,B	.06	.34	.36	.16	.24	.24
Net realized and unrealized gain (loss)	(.21)	(1.32)	(.13)	4.25	(.87)	.08
Total from investment operations	(.15)	(.98)	.23	4.41	(.63)	.32
Distributions from net investment income	(.01)	(.34)	(.37)	(.17)	(.25)	(.23)
Distributions from net realized gain	-	(.79)	(1.22)	(.72)	(.63)	(.59)
Total distributions	(.01)	(1.13)	(1.60) C	(.89)	(.87) C	(.83) C
Net asset value, end of period	$12.22	$12.38	$14.49	$15.86	$12.34	$13.84
Total Return D,E	(1.22)%	(6.54)%	.99%	36.58%	(5.17)%	2.53%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.61% H,I	.62%	.63%	.64%	.64%	.65%
Expenses net of fee waivers, if any	.61% H,I	.62%	.63%	.64%	.64%	.65%
Expenses net of all reductions	.61% H,I	.62%	.63%	.64%	.64%	.65%
Net investment income (loss)	1.01% H,I	2.76%	2.28%	1.07%	1.72%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$8,958,892	$11,261,592	$13,230,186	$13,719,791	$9,905,175	$10,953,002
Portfolio turnover rate J	12% H,K	24% K	35%	26%	29%	19%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2025 Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.37	$14.47	$15.84	$12.32	$13.82	$14.33
Income from Investment Operations
Net investment income (loss) A,B	.07	.35	.37	.17	.25	.25
Net realized and unrealized gain (loss)	(.22)	(1.31)	(.14)	4.25	(.87)	.08
Total from investment operations	(.15)	(.96)	.23	4.42	(.62)	.33
Distributions from net investment income	(.01)	(.35)	(.38)	(.18)	(.26)	(.24)
Distributions from net realized gain	-	(.79)	(1.22)	(.72)	(.63)	(.59)
Total distributions	(.01)	(1.14)	(1.60)	(.90)	(.88) C	(.84) C
Net asset value, end of period	$12.21	$12.37	$14.47	$15.84	$12.32	$13.82
Total Return D,E	(1.20)%	(6.43)%	1.04%	36.74%	(5.11)%	2.61%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.53% H,I	.54%	.55%	.55%	.56%	.57%
Expenses net of fee waivers, if any	.53% H,I	.54%	.55%	.55%	.56%	.57%
Expenses net of all reductions	.53% H,I	.54%	.55%	.55%	.56%	.57%
Net investment income (loss)	1.09% H,I	2.84%	2.36%	1.15%	1.81%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$8,996,128	$8,112,110	$11,140,241	$13,839,951	$11,470,984	$13,768,298
Portfolio turnover rate J	12% I,K	24% K	35%	26%	29%	19%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2025 Fund Class K6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.33	$14.44	$15.81	$12.30	$13.81	$14.35
Income from Investment Operations
Net investment income (loss) A,B	.08	.36	.39	.18	.27	.26
Net realized and unrealized gain (loss)	(.22)	(1.31)	(.13)	4.25	(.87)	.08
Total from investment operations	(.14)	(.95)	.26	4.43	(.60)	.34
Distributions from net investment income	(.02)	(.37)	(.40)	(.20)	(.28)	(.29)
Distributions from net realized gain	-	(.79)	(1.22)	(.72)	(.63)	(.59)
Total distributions	(.02)	(1.16)	(1.63) C	(.92)	(.91)	(.88)
Net asset value, end of period	$12.17	$12.33	$14.44	$15.81	$12.30	$13.81
Total Return D,E	(1.18)%	(6.36)%	1.19%	36.91%	(5.02)%	2.73%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.34% H,I	.44%	.44%	.44%	.45%	.45%
Expenses net of fee waivers, if any	.34% H,I	.44%	.44%	.44%	.45%	.45%
Expenses net of all reductions	.34% H,I	.44%	.44%	.44%	.45%	.45%
Net investment income (loss)	1.28% H,I	2.95%	2.46%	1.26%	1.92%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$3,896,448	$4,162,029	$4,216,639	$4,298,694	$2,897,146	$2,419,859
Portfolio turnover rate J	12% I,K	24% K	35%	26%	29%	19%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2030 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	22.0
Fidelity Series Emerging Markets Opportunities Fund	8.4
Fidelity Series Growth Company Fund	5.8
Fidelity Series Large Cap Stock Fund	5.4
Fidelity Series Overseas Fund	5.3
Fidelity Series International Growth Fund	5.3
Fidelity Series International Value Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	3.9
71.1

Asset Allocation (% of Fund's net assets)

Futures - 3.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2030 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.33% to 5.35% 10/26/23 to 11/2/23 (b) (Cost $51,766,804)	51,960,000	51,774,062

Domestic Equity Funds - 31.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	33,995,102	343,690,484
Fidelity Series Blue Chip Growth Fund (c)	70,426,266	954,275,909
Fidelity Series Commodity Strategy Fund (c)	2,290,425	227,004,046
Fidelity Series Growth Company Fund (c)	101,302,775	1,778,876,721
Fidelity Series Intrinsic Opportunities Fund (c)	36,108,714	353,504,312
Fidelity Series Large Cap Stock Fund (c)	90,748,206	1,660,692,167
Fidelity Series Large Cap Value Index Fund (c)	37,090,512	519,638,071
Fidelity Series Opportunistic Insights Fund (c)	61,565,186	1,053,380,324
Fidelity Series Small Cap Core Fund (c)	307,398	3,037,096
Fidelity Series Small Cap Discovery Fund (c)	14,362,005	151,088,297
Fidelity Series Small Cap Opportunities Fund (c)	40,728,122	502,585,029
Fidelity Series Stock Selector Large Cap Value Fund (c)	93,273,447	1,157,523,483
Fidelity Series Value Discovery Fund (c)	70,795,531	1,036,446,573
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,508,913,619)		9,741,742,512

International Equity Funds - 29.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	41,879,394	577,098,048
Fidelity Series Emerging Markets Fund (c)	73,142,600	582,215,099
Fidelity Series Emerging Markets Opportunities Fund (c)	158,412,788	2,593,217,347
Fidelity Series International Growth Fund (c)	107,312,210	1,623,633,735
Fidelity Series International Small Cap Fund (c)	27,828,181	424,379,756
Fidelity Series International Value Fund (c)	147,064,452	1,616,238,328
Fidelity Series Overseas Fund (c)	139,143,801	1,625,199,592
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,837,463,322)		9,041,981,905

Bond Funds - 37.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	182,736,122	1,359,556,747
Fidelity Series Emerging Markets Debt Fund (c)	21,885,688	156,482,670
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	5,778,545	52,411,406
Fidelity Series Floating Rate High Income Fund (c)	3,413,707	30,825,776
Fidelity Series High Income Fund (c)	19,952,014	160,813,229
Fidelity Series International Credit Fund (c)	1,931,100	14,753,606
Fidelity Series International Developed Markets Bond Index Fund (c)	142,847,675	1,197,063,521
Fidelity Series Investment Grade Bond Fund (c)	705,775,575	6,740,156,739
Fidelity Series Long-Term Treasury Bond Index Fund (c)	306,029,310	1,609,714,173
Fidelity Series Real Estate Income Fund (c)	3,583,432	33,469,250
TOTAL BOND FUNDS (Cost $13,850,574,526)		11,355,247,117

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	48,620,210	48,629,934
Fidelity Series Government Money Market Fund 5.41% (c)(f)	365,640,011	365,640,011
Fidelity Series Short-Term Credit Fund (c)	50,226	484,180
TOTAL SHORT-TERM FUNDS (Cost $414,750,027)		414,754,125

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $29,663,468,298)	30,605,499,721
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,176,135
NET ASSETS - 100.0%	30,607,675,856

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	6,423	Dec 2023	694,085,438	(12,102,111)	(12,102,111)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	7,170	Dec 2023	755,426,719	(5,976,354)	(5,976,354)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,356	Dec 2023	154,287,375	(7,151,153)	(7,151,153)

TOTAL PURCHASED					(25,229,618)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,203	Dec 2023	260,178,825	11,161,216	11,161,216
ICE MSCI EAFE Index Contracts (United States)	1,268	Dec 2023	129,431,100	4,096,688	4,096,688
ICE MSCI Emerging Markets Index Contracts (United States)	1,985	Dec 2023	94,833,375	2,638,668	2,638,668

TOTAL SOLD					17,896,572

TOTAL FUTURES CONTRACTS					(7,333,046)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $2,131,657,608.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $48,541,488.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	55,936,484	373,707,800	381,014,351	1,350,946	521	(520)	48,629,934	0.1%
Total	55,936,484	373,707,800	381,014,351	1,350,946	521	(520)	48,629,934

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,278,030,930	241,612,163	50,521,800	1,053,254	(1,235,158)	(108,329,388)	1,359,556,747
Fidelity Series All-Sector Equity Fund	364,361,816	2,928,148	49,415,342	-	(2,285,695)	28,101,557	343,690,484
Fidelity Series Blue Chip Growth Fund	1,003,499,572	31,597,890	212,523,865	3,186,514	22,531,712	109,170,600	954,275,909
Fidelity Series Canada Fund	644,411,360	25,567,310	99,418,615	-	19,443,613	(12,905,620)	577,098,048
Fidelity Series Commodity Strategy Fund	220,229,861	28,424,479	21,869,983	5,332,793	(15,007,566)	15,227,255	227,004,046
Fidelity Series Emerging Markets Debt Fund	161,310,183	6,462,662	6,901,630	4,874,354	(328,558)	(4,059,987)	156,482,670
Fidelity Series Emerging Markets Debt Local Currency Fund	54,777,484	440,085	2,495,534	-	(213,658)	(96,971)	52,411,406
Fidelity Series Emerging Markets Fund	417,108,713	184,758,132	5,865,138	-	754,638	(14,541,246)	582,215,099
Fidelity Series Emerging Markets Opportunities Fund	2,899,915,943	-	304,281,110	-	(23,866,846)	21,449,360	2,593,217,347
Fidelity Series Floating Rate High Income Fund	30,433,120	1,645,568	1,799,908	1,378,089	(16,449)	563,445	30,825,776
Fidelity Series Government Money Market Fund 5.41%	322,923,734	108,380,070	65,663,793	9,005,737	-	-	365,640,011
Fidelity Series Growth Company Fund	1,872,115,085	57,168,072	353,910,899	-	(32,521,149)	236,025,612	1,778,876,721
Fidelity Series High Income Fund	162,456,505	7,525,992	6,777,807	4,885,060	(102,665)	(2,288,796)	160,813,229
Fidelity Series International Credit Fund	14,929,258	267,187	174,586	267,187	1,217	(269,470)	14,753,606
Fidelity Series International Developed Markets Bond Index Fund	1,221,277,452	79,226,361	59,251,950	19,849,354	(1,318,689)	(42,869,653)	1,197,063,521
Fidelity Series International Growth Fund	1,702,752,619	80,706,349	91,031,124	-	7,942,649	(76,736,758)	1,623,633,735
Fidelity Series International Small Cap Fund	465,630,480	3,755,713	24,002,665	-	(2,879,754)	(18,124,018)	424,379,756
Fidelity Series International Value Fund	1,697,518,654	43,192,624	186,024,155	-	18,029,449	43,521,756	1,616,238,328
Fidelity Series Intrinsic Opportunities Fund	370,452,388	84,141,855	42,468,239	72,121,140	3,344,280	(61,965,972)	353,504,312
Fidelity Series Investment Grade Bond Fund	6,869,916,480	639,015,973	386,540,081	139,356,743	(2,928,404)	(379,307,229)	6,740,156,739
Fidelity Series Large Cap Stock Fund	1,757,994,022	55,187,386	220,712,901	41,070,469	26,117,401	42,106,259	1,660,692,167
Fidelity Series Large Cap Value Index Fund	550,846,719	13,554,354	50,774,725	-	3,435,023	2,576,700	519,638,071
Fidelity Series Long-Term Treasury Bond Index Fund	1,702,815,861	243,333,240	62,603,204	25,954,909	(2,408,816)	(271,422,908)	1,609,714,173
Fidelity Series Opportunistic Insights Fund	1,115,735,973	9,003,616	177,844,594	-	(2,959,217)	109,444,546	1,053,380,324
Fidelity Series Overseas Fund	1,701,106,647	59,770,770	93,010,409	-	11,411,983	(54,079,399)	1,625,199,592
Fidelity Series Real Estate Income Fund	54,817,496	1,988,348	22,984,840	1,509,795	(963,812)	612,058	33,469,250
Fidelity Series Short-Term Credit Fund	450,464	39,992	5,670	6,739	125	(731)	484,180
Fidelity Series Small Cap Core Fund	-	3,117,015	104,331	1,865	(123)	24,535	3,037,096
Fidelity Series Small Cap Discovery Fund	160,438,407	9,026,732	20,949,251	355,132	1,518,480	1,053,929	151,088,297
Fidelity Series Small Cap Opportunities Fund	539,282,723	15,215,795	58,350,956	2,506,763	5,439,210	998,257	502,585,029
Fidelity Series Stock Selector Large Cap Value Fund	1,227,525,438	24,666,046	135,106,589	-	9,009,179	31,429,409	1,157,523,483
Fidelity Series Value Discovery Fund	1,095,318,166	30,445,434	109,693,920	-	3,971,627	16,405,266	1,036,446,573
	31,680,383,553	2,092,165,361	2,923,079,614	332,715,897	43,914,027	(388,287,602)	30,505,095,725

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	51,774,062	-	51,774,062	-

Domestic Equity Funds	9,741,742,512	9,741,742,512	-	-

International Equity Funds	9,041,981,905	9,041,981,905	-	-

Bond Funds	11,355,247,117	11,355,247,117	-	-

Short-Term Funds	414,754,125	414,754,125	-	-
Total Investments in Securities:	30,605,499,721	30,553,725,659	51,774,062	-
Derivative Instruments: Assets
Futures Contracts	17,896,572	17,896,572	-	-
Total Assets	17,896,572	17,896,572	-	-
Liabilities
Futures Contracts	(25,229,618)	(25,229,618)	-	-
Total Liabilities	(25,229,618)	(25,229,618)	-	-
Total Derivative Instruments:	(7,333,046)	(7,333,046)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	17,896,572	0
Total Equity Risk	17,896,572	0
Interest Rate Risk
Futures Contracts (a)	0	(25,229,618)
Total Interest Rate Risk	0	(25,229,618)
Total Value of Derivatives	17,896,572	(25,229,618)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2030 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $51,766,804)	$51,774,062
Fidelity Central Funds (cost $48,629,665)	48,629,934
Other affiliated issuers (cost $29,563,071,829)	30,505,095,725

Total Investment in Securities (cost $29,663,468,298)		$30,605,499,721
Receivable for investments sold		231,679,659
Receivable for fund shares sold		28,061,767
Distributions receivable from Fidelity Central Funds		251,652
Receivable for daily variation margin on futures contracts		4,042,557
Other receivables		375,754
Total assets		30,869,911,110
Liabilities
Payable for investments purchased	$228,677,175
Payable for fund shares redeemed	18,274,875
Accrued management fee	14,737,584
Other payables and accrued expenses	545,620
Total Liabilities		262,235,254
Net Assets		$30,607,675,856
Net Assets consist of:
Paid in capital		$29,689,484,997
Total accumulated earnings (loss)		918,190,859
Net Assets		$30,607,675,856

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2030 Fund :
Net Asset Value, offering price and redemption price per share ($12,404,121,268 ÷ 806,113,258 shares)		$15.39
Class K :
Net Asset Value, offering price and redemption price per share ($12,584,240,239 ÷ 817,829,013 shares)		$15.39
Class K6 :
Net Asset Value, offering price and redemption price per share ($5,619,314,349 ÷ 366,337,770 shares)		$15.34

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$241,798,574
Interest		1,291,162
Income from Fidelity Central Funds		1,350,946
Total Income		244,440,682
Expenses
Management fee	$90,709,447
Independent trustees' fees and expenses	52,901
Miscellaneous	169,860
Total expenses before reductions	90,932,208
Expense reductions	(30)
Total expenses after reductions		90,932,178
Net Investment income (loss)		153,508,504
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(821)
Redemptions in-kind	77,898,362
Fidelity Central Funds	521
Other affiliated issuers	(33,984,335)
Futures contracts	(79,744,514)
Capital gain distributions from underlying funds:
Affiliated issuers	90,917,323
Total net realized gain (loss)		55,086,536
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(981)
Fidelity Central Funds	(520)
Other affiliated issuers	(388,287,602)
Futures contracts	1,017,725
Total change in net unrealized appreciation (depreciation)		(387,271,378)
Net gain (loss)		(332,184,842)
Net increase (decrease) in net assets resulting from operations		$(178,676,338)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$153,508,504	$827,338,034
Net realized gain (loss)	55,086,536	363,736,987
Change in net unrealized appreciation (depreciation)	(387,271,378)	(3,626,754,577)
Net increase (decrease) in net assets resulting from operations	(178,676,338)	(2,435,679,556)
Distributions to shareholders	(1,518,099)	(2,984,293,225)

Share transactions - net increase (decrease)	(994,987,068)	743,783,730
Total increase (decrease) in net assets	(1,175,181,505)	(4,676,189,051)

Net Assets
Beginning of period	31,782,857,361	36,459,046,412
End of period	$30,607,675,856	$31,782,857,361

Financial Highlights
Fidelity Freedom® 2030 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.49	$18.18	$19.92	$14.98	$17.20	$18.00
Income from Investment Operations
Net investment income (loss) A,B	.07	.39	.45	.19	.29	.28
Net realized and unrealized gain (loss)	(.17)	(1.61)	(.08)	5.95	(1.30)	.07
Total from investment operations	(.10)	(1.22)	.37	6.14	(1.01)	.35
Distributions from net investment income	-	(.38)	(.46)	(.21)	(.30)	(.28)
Distributions from net realized gain	-	(1.09)	(1.65)	(1.00)	(.92)	(.87)
Total distributions	-	(1.47)	(2.11)	(1.20) C	(1.21) C	(1.15)
Net asset value, end of period	$15.39	$15.49	$18.18	$19.92	$14.98	$17.20
Total Return D,E	(.65)%	(6.46)%	1.41%	42.14%	(6.69)%	2.32%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.65% H,I	.66%	.67%	.68%	.69%	.69% J
Expenses net of fee waivers, if any	.65% H,I	.66%	.67%	.68%	.69%	.69% J
Expenses net of all reductions	.65% H,I	.66%	.67%	.68%	.69%	.69% J
Net investment income (loss)	.88% H,I	2.52%	2.26%	1.06%	1.68%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$12,404,121	$14,893,431	$16,667,165	$16,799,087	$11,724,021	$12,905,055
Portfolio turnover rate K	13% I,L	25% L	33%	26%	31%	18%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2030 Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.49	$18.17	$19.90	$14.97	$17.18	$17.98
Income from Investment Operations
Net investment income (loss) A,B	.08	.40	.47	.21	.30	.30
Net realized and unrealized gain (loss)	(.18)	(1.60)	(.08)	5.94	(1.29)	.06
Total from investment operations	(.10)	(1.20)	.39	6.15	(.99)	.36
Distributions from net investment income	-	(.39)	(.47)	(.22)	(.31)	(.29)
Distributions from net realized gain	-	(1.10)	(1.65)	(1.00)	(.92)	(.87)
Total distributions	-	(1.48) C	(2.12)	(1.22)	(1.22) C	(1.16)
Net asset value, end of period	$15.39	$15.49	$18.17	$19.90	$14.97	$17.18
Total Return D,E	(.65)%	(6.33)%	1.52%	42.20%	(6.57)%	2.40%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.57% H,I	.57%	.58%	.59%	.59%	.60%
Expenses net of fee waivers, if any	.57% H,I	.57%	.58%	.59%	.59%	.60%
Expenses net of all reductions	.57% H,I	.57%	.58%	.59%	.59%	.60%
Net investment income (loss)	.97% H,I	2.61%	2.35%	1.15%	1.77%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$12,584,240	$11,055,552	$14,350,456	$17,173,513	$13,601,568	$16,527,856
Portfolio turnover rate J	13% H,K	25% K	33%	26%	31%	18%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2030 Fund Class K6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.43	$18.12	$19.86	$14.94	$17.17	$18.00
Income from Investment Operations
Net investment income (loss) A,B	.09	.42	.49	.23	.33	.31
Net realized and unrealized gain (loss)	(.18)	(1.60)	(.07)	5.94	(1.30)	.08
Total from investment operations	(.09)	(1.18)	.42	6.17	(.97)	.39
Distributions from net investment income	-	(.42)	(.50)	(.25)	(.34)	(.33)
Distributions from net realized gain	-	(1.10)	(1.66)	(1.00)	(.92)	(.89)
Total distributions	-	(1.51) C	(2.16)	(1.25)	(1.26)	(1.22)
Net asset value, end of period	$15.34	$15.43	$18.12	$19.86	$14.94	$17.17
Total Return D,E	(.56)%	(6.25)%	1.64%	42.45%	(6.52)%	2.57%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.37% H,I	.45%	.46%	.46%	.47%	.47%
Expenses net of fee waivers, if any	.37% H,I	.45%	.46%	.46%	.47%	.47%
Expenses net of all reductions	.37% H,I	.45%	.46%	.46%	.47%	.47%
Net investment income (loss)	1.16% H,I	2.73%	2.47%	1.28%	1.90%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$5,619,314	$5,833,874	$5,441,425	$4,997,702	$3,208,497	$2,637,856
Portfolio turnover rate J	13% H,K	25% K	33%	26%	31%	18%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2035 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	14.7
Fidelity Series Emerging Markets Opportunities Fund	9.6
Fidelity Series Growth Company Fund	7.2
Fidelity Series Large Cap Stock Fund	6.7
Fidelity Series Overseas Fund	6.3
Fidelity Series International Growth Fund	6.2
Fidelity Series International Value Fund	6.2
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Stock Selector Large Cap Value Fund	4.7
Fidelity Series Opportunistic Insights Fund	4.3
71.6

Asset Allocation (% of Fund's net assets)

Futures - 3.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2035 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.33% to 5.35% 10/26/23 to 11/2/23 (b) (Cost $41,654,430)	41,810,000	41,660,267

Domestic Equity Funds - 39.1%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	33,864,905	342,374,188
Fidelity Series Blue Chip Growth Fund (c)	69,663,846	943,945,111
Fidelity Series Commodity Strategy Fund (c)	1,840,329	182,394,973
Fidelity Series Growth Company Fund (c)	100,206,003	1,759,617,409
Fidelity Series Intrinsic Opportunities Fund (c)	36,154,844	353,955,922
Fidelity Series Large Cap Stock Fund (c)	89,997,965	1,646,962,766
Fidelity Series Large Cap Value Index Fund (c)	36,992,042	518,258,514
Fidelity Series Opportunistic Insights Fund (c)	61,147,611	1,046,235,617
Fidelity Series Small Cap Core Fund (c)	301,631	2,980,115
Fidelity Series Small Cap Discovery Fund (c)	14,205,974	149,446,851
Fidelity Series Small Cap Opportunities Fund (c)	40,286,137	497,130,936
Fidelity Series Stock Selector Large Cap Value Fund (c)	92,606,549	1,149,247,274
Fidelity Series Value Discovery Fund (c)	70,320,085	1,029,486,039
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,613,433,085)		9,622,035,715

International Equity Funds - 34.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	39,805,829	548,524,326
Fidelity Series Emerging Markets Fund (c)	66,865,211	532,247,079
Fidelity Series Emerging Markets Opportunities Fund (c)	143,734,592	2,352,935,265
Fidelity Series International Growth Fund (c)	101,673,516	1,538,320,298
Fidelity Series International Small Cap Fund (c)	26,739,286	407,774,106
Fidelity Series International Value Fund (c)	139,079,722	1,528,486,140
Fidelity Series Overseas Fund (c)	131,832,545	1,539,804,123
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,586,745,055)		8,448,091,337

Bond Funds - 24.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	7,834,047	58,285,308
Fidelity Series Emerging Markets Debt Fund (c)	17,239,512	123,262,512
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	4,572,586	41,473,355
Fidelity Series Floating Rate High Income Fund (c)	2,200,235	19,868,119
Fidelity Series High Income Fund (c)	16,238,967	130,886,076
Fidelity Series International Credit Fund (c)	1,267,472	9,683,490
Fidelity Series International Developed Markets Bond Index Fund (c)	84,732,848	710,061,262
Fidelity Series Investment Grade Bond Fund (c)	379,257,093	3,621,905,234
Fidelity Series Long-Term Treasury Bond Index Fund (c)	263,920,928	1,388,224,080
Fidelity Series Real Estate Income Fund (c)	3,297,565	30,799,261
TOTAL BOND FUNDS (Cost $7,469,060,403)		6,134,448,697

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	39,536,382	39,544,290
Fidelity Series Government Money Market Fund 5.41% (c)(f)	293,273,139	293,273,139
Fidelity Series Short-Term Credit Fund (c)	93,883	905,028
TOTAL SHORT-TERM FUNDS (Cost $333,715,522)		333,722,457

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,044,608,495)	24,579,958,473
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,985,336
NET ASSETS - 100.0%	24,581,943,809

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	5,162	Dec 2023	557,818,625	(9,734,413)	(9,734,413)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	5,763	Dec 2023	607,186,078	(4,808,875)	(4,808,875)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,090	Dec 2023	124,021,563	(5,747,049)	(5,747,049)

TOTAL PURCHASED					(20,290,337)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,083	Dec 2023	234,225,825	10,047,878	10,047,878
ICE MSCI EAFE Index Contracts (United States)	1,066	Dec 2023	108,811,950	3,282,847	3,282,847
ICE MSCI Emerging Markets Index Contracts (United States)	1,545	Dec 2023	73,812,375	2,202,421	2,202,421

TOTAL SOLD					15,533,146

TOTAL FUTURES CONTRACTS					(4,757,191)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.7%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $1,708,236,098.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,497,910.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	43,794,696	299,637,914	303,888,320	1,066,744	-	-	39,544,290	0.1%
Total	43,794,696	299,637,914	303,888,320	1,066,744	-	-	39,544,290

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	22,672,904	39,645,719	1,156,990	30,636	(81,167)	(2,795,158)	58,285,308
Fidelity Series All-Sector Equity Fund	356,801,700	5,631,269	45,327,792	-	(2,550,021)	27,819,032	342,374,188
Fidelity Series Blue Chip Growth Fund	981,689,947	34,794,610	201,623,070	3,157,467	18,761,544	110,322,080	943,945,111
Fidelity Series Canada Fund	602,262,413	27,024,292	86,522,259	-	16,200,521	(10,440,641)	548,524,326
Fidelity Series Commodity Strategy Fund	173,288,143	26,252,244	17,441,828	4,286,015	(7,747,242)	8,043,656	182,394,973
Fidelity Series Emerging Markets Debt Fund	124,927,161	6,616,386	4,819,689	3,806,524	14,069	(3,475,415)	123,262,512
Fidelity Series Emerging Markets Debt Local Currency Fund	42,641,714	699,911	1,607,015	-	(83,078)	(178,177)	41,473,355
Fidelity Series Emerging Markets Fund	367,776,152	183,688,880	6,140,192	-	388,331	(13,466,092)	532,247,079
Fidelity Series Emerging Markets Opportunities Fund	2,594,951,437	-	237,498,737	-	(41,188,958)	36,671,523	2,352,935,265
Fidelity Series Floating Rate High Income Fund	19,105,684	1,286,480	868,212	869,787	5,222	338,945	19,868,119
Fidelity Series Government Money Market Fund 5.41%	257,302,128	88,265,255	52,294,244	7,177,600	-	-	293,273,139
Fidelity Series Growth Company Fund	1,830,928,003	63,984,553	334,402,321	-	(36,493,359)	235,600,533	1,759,617,409
Fidelity Series High Income Fund	125,581,583	11,651,128	4,430,219	3,888,963	(757)	(1,915,659)	130,886,076
Fidelity Series International Credit Fund	9,813,024	175,695	128,927	175,694	1,085	(177,387)	9,683,490
Fidelity Series International Developed Markets Bond Index Fund	649,238,229	108,383,390	22,587,432	10,673,383	(111,158)	(24,861,767)	710,061,262
Fidelity Series International Growth Fund	1,591,415,433	85,479,573	72,636,243	-	10,509,272	(76,447,737)	1,538,320,298
Fidelity Series International Small Cap Fund	436,798,025	7,450,802	16,257,431	-	1,352,014	(21,569,304)	407,774,106
Fidelity Series International Value Fund	1,584,880,465	52,303,906	165,900,744	-	13,840,124	43,362,389	1,528,486,140
Fidelity Series Intrinsic Opportunities Fund	367,219,367	81,391,895	36,073,962	71,711,806	2,487,089	(61,068,467)	353,955,922
Fidelity Series Investment Grade Bond Fund	3,349,391,106	594,206,910	121,991,208	71,271,964	(480,731)	(199,220,843)	3,621,905,234
Fidelity Series Large Cap Stock Fund	1,719,103,667	67,558,509	205,891,420	40,795,884	24,439,455	41,752,555	1,646,962,766
Fidelity Series Large Cap Value Index Fund	538,887,400	17,391,873	43,651,301	-	3,009,578	2,620,964	518,258,514
Fidelity Series Long-Term Treasury Bond Index Fund	1,436,753,556	234,990,633	46,881,901	22,268,467	(424,294)	(236,213,914)	1,388,224,080
Fidelity Series Opportunistic Insights Fund	1,091,160,624	17,338,036	166,680,039	-	(3,836,631)	108,253,627	1,046,235,617
Fidelity Series Overseas Fund	1,589,841,661	66,830,183	75,446,611	-	5,618,175	(47,039,285)	1,539,804,123
Fidelity Series Real Estate Income Fund	42,623,869	2,034,412	13,435,689	1,278,096	(1,155,050)	731,719	30,799,261
Fidelity Series Short-Term Credit Fund	862,326	55,704	11,924	12,602	267	(1,345)	905,028
Fidelity Series Small Cap Core Fund	-	3,033,827	78,743	1,833	957	24,074	2,980,115
Fidelity Series Small Cap Discovery Fund	157,185,526	8,638,774	18,812,187	348,427	1,128,411	1,306,327	149,446,851
Fidelity Series Small Cap Opportunities Fund	527,582,908	17,227,903	53,817,019	2,482,935	124,083	6,013,061	497,130,936
Fidelity Series Stock Selector Large Cap Value Fund	1,200,468,605	33,033,743	123,690,127	-	8,005,807	31,429,246	1,149,247,274
Fidelity Series Value Discovery Fund	1,071,220,486	37,744,515	99,145,310	-	4,071,168	15,595,180	1,029,486,039
	24,864,375,246	1,924,811,010	2,277,250,786	244,238,083	15,804,726	(28,986,280)	24,498,753,916

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	41,660,267	-	41,660,267	-

Domestic Equity Funds	9,622,035,715	9,622,035,715	-	-

International Equity Funds	8,448,091,337	8,448,091,337	-	-

Bond Funds	6,134,448,697	6,134,448,697	-	-

Short-Term Funds	333,722,457	333,722,457	-	-
Total Investments in Securities:	24,579,958,473	24,538,298,206	41,660,267	-
Derivative Instruments: Assets
Futures Contracts	15,533,146	15,533,146	-	-
Total Assets	15,533,146	15,533,146	-	-
Liabilities
Futures Contracts	(20,290,337)	(20,290,337)	-	-
Total Liabilities	(20,290,337)	(20,290,337)	-	-
Total Derivative Instruments:	(4,757,191)	(4,757,191)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	15,533,146	0
Total Equity Risk	15,533,146	0
Interest Rate Risk
Futures Contracts (a)	0	(20,290,337)
Total Interest Rate Risk	0	(20,290,337)
Total Value of Derivatives	15,533,146	(20,290,337)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2035 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $41,654,430)	$41,660,267
Fidelity Central Funds (cost $39,544,290)	39,544,290
Other affiliated issuers (cost $22,963,409,775)	24,498,753,916

Total Investment in Securities (cost $23,044,608,495)		$24,579,958,473
Receivable for investments sold		156,112,866
Receivable for fund shares sold		26,024,967
Distributions receivable from Fidelity Central Funds		202,999
Receivable for daily variation margin on futures contracts		3,270,494
Other receivables		204,463
Total assets		24,765,774,262
Liabilities
Payable for investments purchased	$154,566,381
Payable for fund shares redeemed	16,425,766
Accrued management fee	12,481,519
Other payables and accrued expenses	356,787
Total Liabilities		183,830,453
Net Assets		$24,581,943,809
Net Assets consist of:
Paid in capital		$23,175,168,904
Total accumulated earnings (loss)		1,406,774,905
Net Assets		$24,581,943,809

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2035 Fund :
Net Asset Value, offering price and redemption price per share ($9,033,230,902 ÷ 674,592,065 shares)		$13.39
Class K :
Net Asset Value, offering price and redemption price per share ($10,433,418,072 ÷ 779,473,360 shares)		$13.39
Class K6 :
Net Asset Value, offering price and redemption price per share ($5,115,294,835 ÷ 383,102,132 shares)		$13.35

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$153,856,097
Interest		1,036,839
Income from Fidelity Central Funds		1,066,744
Total Income		155,959,680
Expenses
Management fee	$76,183,116
Independent trustees' fees and expenses	41,881
Miscellaneous	152,279
Total expenses before reductions	76,377,276
Expense reductions	(4)
Total expenses after reductions		76,377,272
Net Investment income (loss)		79,582,408
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(588)
Redemptions in-kind	81,203,628
Affiliated issuers	(65,398,902)
Futures contracts	(62,784,534)
Capital gain distributions from underlying funds:
Affiliated issuers	90,381,986
Total net realized gain (loss)		43,401,590
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(2,925)
Affiliated issuers	(28,986,280)
Futures contracts	1,233,941
Total change in net unrealized appreciation (depreciation)		(27,755,264)
Net gain (loss)		15,646,326
Net increase (decrease) in net assets resulting from operations		$95,228,734
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$79,582,408	$550,538,778
Net realized gain (loss)	43,401,590	480,892,606
Change in net unrealized appreciation (depreciation)	(27,755,264)	(2,867,961,088)
Net increase (decrease) in net assets resulting from operations	95,228,734	(1,836,529,704)
Distributions to shareholders	(66,927,833)	(2,500,369,046)

Share transactions - net increase (decrease)	(390,734,482)	1,741,053,653
Total increase (decrease) in net assets	(362,433,581)	(2,595,845,097)

Net Assets
Beginning of period	24,944,377,390	27,540,222,487
End of period	$24,581,943,809	$24,944,377,390

Financial Highlights
Fidelity Freedom® 2035 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.39	$15.89	$17.36	$12.21	$14.42	$15.20
Income from Investment Operations
Net investment income (loss) A,B	.04	.29	.37	.16	.23	.21
Net realized and unrealized gain (loss)	(.01) C	(1.38)	.13	5.97	(1.42)	.01
Total from investment operations	.03	(1.09)	.50	6.13	(1.19)	.22
Distributions from net investment income	-	(.29)	(.39)	(.18)	(.23)	(.22)
Distributions from net realized gain	(.03)	(1.12)	(1.58)	(.81)	(.79)	(.78)
Total distributions	(.03)	(1.41)	(1.97)	(.98) D	(1.02)	(1.00)
Net asset value, end of period	$13.39	$13.39	$15.89	$17.36	$12.21	$14.42
Total Return E,F	.25%	(6.56)%	2.38%	51.68%	(9.25)%	1.85%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.70% I,J	.70%	.71% K	.72%	.73%	.74%
Expenses net of fee waivers, if any	.70% I,J	.70%	.71% K	.72%	.73%	.74%
Expenses net of all reductions	.70% I,J	.70%	.71% K	.72%	.73%	.74%
Net investment income (loss)	.53% I,J	2.17%	2.14%	1.02%	1.57%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$9,033,231	$10,760,152	$11,630,509	$11,467,913	$7,408,043	$8,247,886
Portfolio turnover rate L	15% J,M	23% M	30%	24%	31%	18%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2035 Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.38	$15.87	$17.33	$12.19	$14.40	$15.18
Income from Investment Operations
Net investment income (loss) A,B	.04	.30	.39	.17	.24	.22
Net realized and unrealized gain (loss)	.01	(1.37)	.13	5.96	(1.42)	.01
Total from investment operations	.05	(1.07)	.52	6.13	(1.18)	.23
Distributions from net investment income	(.01)	(.29)	(.40)	(.19)	(.24)	(.23)
Distributions from net realized gain	(.03)	(1.13)	(1.58)	(.81)	(.79)	(.78)
Total distributions	(.04)	(1.42)	(1.98)	(.99) C	(1.03)	(1.01)
Net asset value, end of period	$13.39	$13.38	$15.87	$17.33	$12.19	$14.40
Total Return D,E	.34%	(6.44)%	2.49%	51.80%	(9.19)%	1.95%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.60% H,I	.61%	.61% J	.62%	.63%	.64%
Expenses net of fee waivers, if any	.60% H,I	.61%	.61% J	.62%	.63%	.64%
Expenses net of all reductions	.60% H,I	.61%	.61% J	.62%	.63%	.64%
Net investment income (loss)	.63% H,I	2.27%	2.23%	1.12%	1.67%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$10,433,418	$9,010,345	$11,216,392	$13,070,819	$9,620,448	$11,661,819
Portfolio turnover rate K	15% I,L	23% L	30%	24%	31%	18%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2035 Fund Class K6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.34	$15.84	$17.31	$12.17	$14.39	$15.20
Income from Investment Operations
Net investment income (loss) A,B	.06	.32	.41	.19	.26	.24
Net realized and unrealized gain (loss)	(.01) C	(1.37)	.12	5.97	(1.42)	.01
Total from investment operations	.05	(1.05)	.53	6.16	(1.16)	.25
Distributions from net investment income	(.01)	(.31)	(.43)	(.21)	(.26)	(.27)
Distributions from net realized gain	(.03)	(1.13)	(1.58)	(.82)	(.80)	(.79)
Total distributions	(.04)	(1.45) D	(2.00) D	(1.02) D	(1.06)	(1.06)
Net asset value, end of period	$13.35	$13.34	$15.84	$17.31	$12.17	$14.39
Total Return E,F	.38%	(6.33)%	2.60%	52.14%	(9.08)%	2.10%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.41% I,J	.47%	.48%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.41% I,J	.47%	.48%	.48%	.49%	.49%
Expenses net of all reductions	.41% I,J	.47%	.48%	.48%	.49%	.49%
Net investment income (loss)	.82% I,J	2.40%	2.37%	1.26%	1.82%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$5,115,295	$5,173,880	$4,693,321	$4,352,870	$2,606,617	$2,217,206
Portfolio turnover rate K	15% J,L	23% L	30%	24%	31%	18%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2040 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	10.8
Fidelity Series Growth Company Fund	8.7
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Overseas Fund	7.4
Fidelity Series International Growth Fund	7.3
Fidelity Series International Value Fund	7.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Stock Selector Large Cap Value Fund	5.7
Fidelity Series Opportunistic Insights Fund	5.2
Fidelity Series Value Discovery Fund	5.1
71.3

Asset Allocation (% of Fund's net assets)

Futures - 3.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2040 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.33% to 5.35% 10/26/23 to 11/2/23 (b) (Cost $41,764,632)	41,920,000	41,770,499

Domestic Equity Funds - 47.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	41,363,065	418,180,587
Fidelity Series Blue Chip Growth Fund (c)	85,100,798	1,153,115,819
Fidelity Series Commodity Strategy Fund (c)	1,854,133	183,763,166
Fidelity Series Growth Company Fund (c)	122,410,914	2,149,535,643
Fidelity Series Intrinsic Opportunities Fund (c)	44,128,224	432,015,314
Fidelity Series Large Cap Stock Fund (c)	109,919,924	2,011,534,613
Fidelity Series Large Cap Value Index Fund (c)	45,164,220	632,750,720
Fidelity Series Opportunistic Insights Fund (c)	74,675,266	1,277,693,807
Fidelity Series Small Cap Core Fund (c)	365,570	3,611,832
Fidelity Series Small Cap Discovery Fund (c)	17,353,814	182,562,128
Fidelity Series Small Cap Opportunities Fund (c)	49,213,222	607,291,156
Fidelity Series Stock Selector Large Cap Value Fund (c)	113,096,853	1,403,531,947
Fidelity Series Value Discovery Fund (c)	85,876,589	1,257,233,256
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,404,146,993)		11,712,819,988

International Equity Funds - 39.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	47,053,582	648,398,365
Fidelity Series Emerging Markets Fund (c)	77,040,351	613,241,192
Fidelity Series Emerging Markets Opportunities Fund (c)	163,602,447	2,678,172,055
Fidelity Series International Growth Fund (c)	120,186,795	1,818,426,203
Fidelity Series International Small Cap Fund (c)	31,026,112	473,148,210
Fidelity Series International Value Fund (c)	164,402,762	1,806,786,354
Fidelity Series Overseas Fund (c)	155,837,531	1,820,182,368
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,959,070,425)		9,858,354,747

Bond Funds - 11.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	2,716,185	20,208,419
Fidelity Series Emerging Markets Debt Fund (c)	17,422,982	124,574,319
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	4,494,476	40,764,899
Fidelity Series Floating Rate High Income Fund (c)	2,718,882	24,551,504
Fidelity Series High Income Fund (c)	16,284,365	131,251,979
Fidelity Series International Credit Fund (c)	1,233,936	9,427,274
Fidelity Series International Developed Markets Bond Index Fund (c)	19,741,346	165,432,481
Fidelity Series Investment Grade Bond Fund (c)	88,330,759	843,558,747
Fidelity Series Long-Term Treasury Bond Index Fund (c)	267,643,054	1,407,802,463
Fidelity Series Real Estate Income Fund (c)	3,332,171	31,122,476
TOTAL BOND FUNDS (Cost $3,565,588,547)		2,798,694,561

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	40,229,556	40,237,602
Fidelity Series Government Money Market Fund 5.41% (c)(f)	295,588,264	295,588,264
Fidelity Series Short-Term Credit Fund (c)	84,162	811,322
TOTAL SHORT-TERM FUNDS (Cost $336,631,099)		336,637,188

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,307,201,696)	24,748,276,983
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,223,460
NET ASSETS - 100.0%	24,750,500,443

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	5,203	Dec 2023	562,249,188	(9,786,115)	(9,786,115)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	5,809	Dec 2023	612,032,609	(4,825,841)	(4,825,841)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,099	Dec 2023	125,045,594	(5,800,151)	(5,800,151)

TOTAL PURCHASED					(20,412,107)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,101	Dec 2023	238,118,775	10,214,878	10,214,878
ICE MSCI EAFE Index Contracts (United States)	1,038	Dec 2023	105,953,850	3,188,143	3,188,143
ICE MSCI Emerging Markets Index Contracts (United States)	1,616	Dec 2023	77,204,400	2,202,221	2,202,221

TOTAL SOLD					15,605,242

TOTAL FUTURES CONTRACTS					(4,806,865)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.7%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $1,717,209,254.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $40,077,484.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	46,803,647	301,272,558	307,838,604	1,086,006	19	(18)	40,237,602	0.1%
Total	46,803,647	301,272,558	307,838,604	1,086,006	19	(18)	40,237,602

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	22,528,515	389,262	980,361	16,541	(60,346)	(1,668,651)	20,208,419
Fidelity Series All-Sector Equity Fund	429,762,477	6,139,525	48,083,096	-	(3,413,613)	33,775,294	418,180,587
Fidelity Series Blue Chip Growth Fund	1,182,629,209	43,449,068	228,383,671	3,858,730	18,200,914	137,220,299	1,153,115,819
Fidelity Series Canada Fund	702,661,060	33,905,264	94,724,299	-	17,496,893	(10,940,553)	648,398,365
Fidelity Series Commodity Strategy Fund	174,865,068	26,119,105	17,548,702	4,328,747	(8,044,210)	8,371,905	183,763,166
Fidelity Series Emerging Markets Debt Fund	123,461,750	9,370,627	4,775,350	3,815,016	(321,392)	(3,161,316)	124,574,319
Fidelity Series Emerging Markets Debt Local Currency Fund	42,140,390	632,960	1,756,504	-	(96,399)	(155,548)	40,764,899
Fidelity Series Emerging Markets Fund	412,393,930	223,452,232	7,850,478	-	584,341	(15,338,833)	613,241,192
Fidelity Series Emerging Markets Opportunities Fund	2,923,990,411	-	238,167,522	-	(39,285,176)	31,634,342	2,678,172,055
Fidelity Series Floating Rate High Income Fund	23,689,429	1,455,806	1,020,554	1,077,330	2,989	423,834	24,551,504
Fidelity Series Government Money Market Fund 5.41%	258,254,951	90,406,742	53,073,429	7,239,331	-	-	295,588,264
Fidelity Series Growth Company Fund	2,205,786,964	72,937,184	368,423,841	-	(37,469,946)	276,705,282	2,149,535,643
Fidelity Series High Income Fund	124,701,947	13,415,012	4,957,556	3,889,322	(107,655)	(1,799,769)	131,251,979
Fidelity Series International Credit Fund	9,566,310	171,097	138,483	171,097	995	(172,645)	9,427,274
Fidelity Series International Developed Markets Bond Index Fund	110,042,256	66,157,282	5,631,002	1,877,349	(215,297)	(4,920,758)	165,432,481
Fidelity Series International Growth Fund	1,856,694,981	122,898,971	82,081,487	-	11,657,837	(90,744,099)	1,818,426,203
Fidelity Series International Small Cap Fund	507,488,462	9,002,204	19,882,303	-	1,956,188	(25,416,341)	473,148,210
Fidelity Series International Value Fund	1,851,191,748	65,971,948	177,014,024	-	14,707,482	51,929,200	1,806,786,354
Fidelity Series Intrinsic Opportunities Fund	445,678,393	96,756,988	38,603,199	87,583,796	2,605,562	(74,422,430)	432,015,314
Fidelity Series Investment Grade Bond Fund	603,858,893	310,352,342	27,383,483	14,592,244	(281,403)	(42,987,602)	843,558,747
Fidelity Series Large Cap Stock Fund	2,071,193,457	79,372,118	217,695,318	49,991,315	24,452,156	54,212,200	2,011,534,613
Fidelity Series Large Cap Value Index Fund	649,253,483	22,498,529	45,465,317	-	3,303,722	3,160,303	632,750,720
Fidelity Series Long-Term Treasury Bond Index Fund	1,441,509,439	258,428,382	52,807,379	22,452,882	(403,423)	(238,924,556)	1,407,802,463
Fidelity Series Opportunistic Insights Fund	1,314,637,181	18,774,388	181,600,379	-	(15,590,489)	141,473,106	1,277,693,807
Fidelity Series Overseas Fund	1,854,872,187	100,547,986	85,075,113	-	9,171,518	(59,334,210)	1,820,182,368
Fidelity Series Real Estate Income Fund	41,125,817	1,976,387	11,538,609	1,286,036	(920,270)	479,151	31,122,476
Fidelity Series Short-Term Credit Fund	769,663	54,430	11,789	11,302	263	(1,245)	811,322
Fidelity Series Small Cap Core Fund	-	3,648,710	68,143	2,224	2,088	29,177	3,611,832
Fidelity Series Small Cap Discovery Fund	189,377,100	10,484,797	20,139,109	422,151	891,581	1,947,759	182,562,128
Fidelity Series Small Cap Opportunities Fund	635,631,562	21,628,932	57,040,587	3,033,274	(889,867)	7,961,116	607,291,156
Fidelity Series Stock Selector Large Cap Value Fund	1,446,348,890	43,652,990	133,676,616	-	7,263,971	39,942,712	1,403,531,947
Fidelity Series Value Discovery Fund	1,290,628,669	48,624,621	105,329,837	-	4,451,223	18,858,580	1,257,233,256
	24,946,734,592	1,802,675,889	2,330,927,540	205,648,687	9,650,237	238,135,704	24,666,268,882

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	41,770,499	-	41,770,499	-

Domestic Equity Funds	11,712,819,988	11,712,819,988	-	-

International Equity Funds	9,858,354,747	9,858,354,747	-	-

Bond Funds	2,798,694,561	2,798,694,561	-	-

Short-Term Funds	336,637,188	336,637,188	-	-
Total Investments in Securities:	24,748,276,983	24,706,506,484	41,770,499	-
Derivative Instruments: Assets
Futures Contracts	15,605,242	15,605,242	-	-
Total Assets	15,605,242	15,605,242	-	-
Liabilities
Futures Contracts	(20,412,107)	(20,412,107)	-	-
Total Liabilities	(20,412,107)	(20,412,107)	-	-
Total Derivative Instruments:	(4,806,865)	(4,806,865)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	15,605,242	0
Total Equity Risk	15,605,242	0
Interest Rate Risk
Futures Contracts (a)	0	(20,412,107)
Total Interest Rate Risk	0	(20,412,107)
Total Value of Derivatives	15,605,242	(20,412,107)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2040 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $41,764,632)	$41,770,499
Fidelity Central Funds (cost $40,237,602)	40,237,602
Other affiliated issuers (cost $22,225,199,462)	24,666,268,882

Total Investment in Securities (cost $22,307,201,696)		$24,748,276,983
Receivable for investments sold		185,106,203
Receivable for fund shares sold		24,227,337
Distributions receivable from Fidelity Central Funds		206,002
Receivable for daily variation margin on futures contracts		3,309,601
Other receivables		178,452
Total assets		24,961,304,578
Liabilities
Payable for investments purchased	$187,383,181
Payable for fund shares redeemed	9,684,561
Accrued management fee	13,380,990
Other payables and accrued expenses	355,403
Total Liabilities		210,804,135
Net Assets		$24,750,500,443
Net Assets consist of:
Paid in capital		$22,500,092,042
Total accumulated earnings (loss)		2,250,408,401
Net Assets		$24,750,500,443

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2040 Fund :
Net Asset Value, offering price and redemption price per share ($9,390,160,444 ÷ 979,666,171 shares)		$9.59
Class K :
Net Asset Value, offering price and redemption price per share ($10,170,597,395 ÷ 1,059,782,042 shares)		$9.60
Class K6 :
Net Asset Value, offering price and redemption price per share ($5,189,742,604 ÷ 542,975,192 shares)		$9.56

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$95,171,582
Interest		1,033,108
Income from Fidelity Central Funds		1,086,006
Total Income		97,290,696
Expenses
Management fee	$81,541,660
Independent trustees' fees and expenses	42,134
Miscellaneous	176,960
Total expenses before reductions	81,760,754
Expense reductions	(7)
Total expenses after reductions		81,760,747
Net Investment income (loss)		15,529,949
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(534)
Redemptions in-kind	104,959,217
Fidelity Central Funds	19
Other affiliated issuers	(95,308,980)
Futures contracts	(64,971,460)
Capital gain distributions from underlying funds:
Affiliated issuers	110,477,105
Total net realized gain (loss)		55,155,367
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(3,656)
Fidelity Central Funds	(18)
Other affiliated issuers	238,135,704
Futures contracts	692,477
Total change in net unrealized appreciation (depreciation)		238,824,507
Net gain (loss)		293,979,874
Net increase (decrease) in net assets resulting from operations		$309,509,823
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,529,949	$509,900,527
Net realized gain (loss)	55,155,367	569,481,659
Change in net unrealized appreciation (depreciation)	238,824,507	(2,991,331,951)
Net increase (decrease) in net assets resulting from operations	309,509,823	(1,911,949,765)
Distributions to shareholders	(92,452,088)	(2,746,414,059)

Share transactions - net increase (decrease)	(496,147,212)	1,790,132,809
Total increase (decrease) in net assets	(279,089,477)	(2,868,231,015)

Net Assets
Beginning of period	25,029,589,920	27,897,820,935
End of period	$24,750,500,443	$25,029,589,920

Financial Highlights
Fidelity Freedom® 2040 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$11.41	$12.43	$8.40	$10.09	$10.67
Income from Investment Operations
Net investment income (loss) A,B	- C	.19	.26	.10	.15	.14
Net realized and unrealized gain (loss)	.12	(.99)	.19	4.60	(1.13)	- C
Total from investment operations	.12	(.80)	.45	4.70	(.98)	.14
Distributions from net investment income	-	(.19)	(.28)	(.12)	(.16)	(.15)
Distributions from net realized gain	(.04)	(.91)	(1.20)	(.54)	(.55)	(.57)
Total distributions	(.04)	(1.10)	(1.47) D	(.67) D	(.71)	(.72)
Net asset value, end of period	$9.59	$9.51	$11.41	$12.43	$8.40	$10.09
Total Return E,F	1.21%	(6.69)%	3.14%	57.59%	(10.80)%	1.79%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.74% I,J	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.74% I,J	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.74% I,J	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	.02% I,J	1.99%	2.09%	.95%	1.52%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$9,390,160	$10,829,761	$11,819,799	$11,610,621	$7,378,482	$8,404,848
Portfolio turnover rate K	14% I,L	24% L	29%	22%	28%	17%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2040 Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.52	$11.42	$12.42	$8.39	$10.08	$10.66
Income from Investment Operations
Net investment income (loss) A,B	.01	.20	.27	.11	.16	.15
Net realized and unrealized gain (loss)	.11	(1.00)	.21	4.59	(1.13)	- C
Total from investment operations	.12	(.80)	.48	4.70	(.97)	.15
Distributions from net investment income	-	(.19)	(.28)	(.13)	(.17)	(.16)
Distributions from net realized gain	(.04)	(.91)	(1.20)	(.54)	(.55)	(.57)
Total distributions	(.04)	(1.10)	(1.48)	(.67)	(.72)	(.73)
Net asset value, end of period	$9.60	$9.52	$11.42	$12.42	$8.39	$10.08
Total Return D,E	1.21%	(6.61)%	3.36%	57.77%	(10.76)%	1.87%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.64% H,I	.64%	.64% J	.64%	.64%	.64%
Expenses net of fee waivers, if any	.64% H,I	.64%	.64% J	.64%	.64%	.64%
Expenses net of all reductions	.64% H,I	.64%	.64% J	.64%	.64%	.64%
Net investment income (loss)	.12% H,I	2.09%	2.20%	1.05%	1.62%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$10,170,597	$8,990,459	$11,362,816	$13,396,654	$9,581,184	$11,994,623
Portfolio turnover rate K	14% H,L	24% L	29%	22%	28%	17%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2040 Fund Class K6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.47	$11.37	$12.38	$8.37	$10.06	$10.66
Income from Investment Operations
Net investment income (loss) A,B	.02	.21	.29	.13	.18	.16
Net realized and unrealized gain (loss)	.11	(.99)	.20	4.57	(1.13)	.01
Total from investment operations	.13	(.78)	.49	4.70	(.95)	.17
Distributions from net investment income	-	(.21)	(.31)	(.15)	(.18)	(.19)
Distributions from net realized gain	(.04)	(.92)	(1.20)	(.55)	(.56)	(.58)
Total distributions	(.04)	(1.12) C	(1.50) C	(.69) C	(.74)	(.77)
Net asset value, end of period	$9.56	$9.47	$11.37	$12.38	$8.37	$10.06
Total Return D,E	1.32%	(6.46)%	3.47%	57.95%	(10.58)%	2.06%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.44% H,I	.49%	.49% J	.49%	.49%	.50% J
Expenses net of fee waivers, if any	.44% H,I	.49%	.49% J	.49%	.49%	.50% J
Expenses net of all reductions	.44% H,I	.49%	.49% J	.49%	.49%	.50% J
Net investment income (loss)	.32% H,I	2.24%	2.35%	1.20%	1.77%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$5,189,743	$5,209,370	$4,715,207	$4,133,969	$2,393,289	$2,035,487
Portfolio turnover rate K	14% H,L	24% L	29%	22%	28%	17%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2045 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Growth Company Fund	9.2
Fidelity Series Large Cap Stock Fund	8.6
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series International Value Fund	7.6
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Opportunistic Insights Fund	5.4
Fidelity Series Value Discovery Fund	5.3
74.3

Asset Allocation (% of Fund's net assets)

Futures - 3.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2045 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.35% 10/12/23 to 11/2/23 (b) (Cost $28,773,753)	28,880,000	28,777,789

Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	30,224,450	305,569,185
Fidelity Series Blue Chip Growth Fund (c)	62,357,685	844,946,632
Fidelity Series Commodity Strategy Fund (c)	1,289,577	127,809,940
Fidelity Series Growth Company Fund (c)	89,696,790	1,575,075,632
Fidelity Series Intrinsic Opportunities Fund (c)	32,265,129	315,875,609
Fidelity Series Large Cap Stock Fund (c)	80,507,581	1,473,288,739
Fidelity Series Large Cap Value Index Fund (c)	33,038,872	462,874,599
Fidelity Series Opportunistic Insights Fund (c)	54,679,191	935,560,958
Fidelity Series Small Cap Core Fund (c)	261,784	2,586,427
Fidelity Series Small Cap Discovery Fund (c)	12,716,304	133,775,521
Fidelity Series Small Cap Opportunities Fund (c)	36,061,816	445,002,810
Fidelity Series Stock Selector Large Cap Value Fund (c)	82,817,933	1,027,770,544
Fidelity Series Value Discovery Fund (c)	62,880,288	920,567,423
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,202,704,728)		8,570,704,019

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	34,213,992	471,468,815
Fidelity Series Emerging Markets Fund (c)	58,039,997	461,998,374
Fidelity Series Emerging Markets Opportunities Fund (c)	116,234,440	1,902,757,782
Fidelity Series International Growth Fund (c)	87,390,359	1,322,216,125
Fidelity Series International Small Cap Fund (c)	22,345,797	340,773,401
Fidelity Series International Value Fund (c)	119,544,173	1,313,790,457
Fidelity Series Overseas Fund (c)	113,312,620	1,323,491,407
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,688,161,671)		7,136,496,361

Bond Funds - 7.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,891,760	14,074,698
Fidelity Series Emerging Markets Debt Fund (c)	11,944,894	85,405,995
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	3,114,696	28,250,293
Fidelity Series Floating Rate High Income Fund (c)	1,829,568	16,521,001
Fidelity Series High Income Fund (c)	11,183,603	90,139,838
Fidelity Series International Credit Fund (c)	726,578	5,551,058
Fidelity Series Investment Grade Bond Fund (c)	487,252	4,653,260
Fidelity Series Long-Term Treasury Bond Index Fund (c)	185,643,689	976,485,807
Fidelity Series Real Estate Income Fund (c)	2,052,712	19,172,328
TOTAL BOND FUNDS (Cost $1,708,589,480)		1,240,254,278

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	27,141,666	27,147,094
Fidelity Series Government Money Market Fund 5.41% (c)(f)	205,166,034	205,166,034
Fidelity Series Short-Term Credit Fund (c)	102,203	985,238
TOTAL SHORT-TERM FUNDS (Cost $233,292,113)		233,298,366

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $15,861,521,745)	17,209,530,813
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,662,583
NET ASSETS - 100.0%	17,211,193,396

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,619	Dec 2023	391,078,188	(6,806,832)	(6,806,832)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	4,040	Dec 2023	425,651,875	(3,357,580)	(3,357,580)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	764	Dec 2023	86,928,875	(4,039,755)	(4,039,755)

TOTAL PURCHASED					(14,204,167)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	742	Dec 2023	160,476,050	6,884,141	6,884,141
ICE MSCI EAFE Index Contracts (United States)	713	Dec 2023	72,779,475	2,121,870	2,121,870
ICE MSCI Emerging Markets Index Contracts (United States)	997	Dec 2023	47,631,675	1,387,583	1,387,583

TOTAL SOLD					10,393,594

TOTAL FUTURES CONTRACTS					(3,810,573)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $1,181,850,624.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $27,635,825.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	30,797,237	207,468,692	211,118,835	736,833	-	-	27,147,094	0.1%
Total	30,797,237	207,468,692	211,118,835	736,833	-	-	27,147,094

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	15,448,990	495,508	670,448	11,477	(41,070)	(1,158,282)	14,074,698
Fidelity Series All-Sector Equity Fund	305,056,033	9,113,387	30,242,533	-	(127,831)	21,770,129	305,569,185
Fidelity Series Blue Chip Growth Fund	840,163,886	46,521,356	152,669,970	2,820,928	8,076,928	102,854,432	844,946,632
Fidelity Series Canada Fund	496,480,170	31,226,289	60,640,047	-	6,857,012	(2,454,609)	471,468,815
Fidelity Series Commodity Strategy Fund	119,027,836	19,189,074	10,485,071	3,012,618	(2,608,801)	2,686,902	127,809,940
Fidelity Series Emerging Markets Debt Fund	84,432,319	6,801,688	3,425,611	2,610,458	(148,352)	(2,254,049)	85,405,995
Fidelity Series Emerging Markets Debt Local Currency Fund	28,818,294	822,379	1,209,497	-	(16,238)	(164,645)	28,250,293
Fidelity Series Emerging Markets Fund	296,718,849	183,599,187	7,014,389	-	472,456	(11,777,729)	461,998,374
Fidelity Series Emerging Markets Opportunities Fund	2,040,268,363	179,920	131,545,911	-	4,718,912	(10,863,502)	1,902,757,782
Fidelity Series Floating Rate High Income Fund	15,720,863	1,208,992	694,995	721,083	5,995	280,146	16,521,001
Fidelity Series Government Money Market Fund 5.41%	171,729,719	71,788,977	38,352,662	4,945,345	-	-	205,166,034
Fidelity Series Growth Company Fund	1,567,391,907	78,163,407	240,683,026	-	(8,806,532)	179,009,876	1,575,075,632
Fidelity Series High Income Fund	84,916,809	9,783,459	3,242,056	2,658,749	26,873	(1,345,247)	90,139,838
Fidelity Series International Credit Fund	5,644,124	100,989	92,803	100,989	655	(101,907)	5,551,058
Fidelity Series International Growth Fund	1,311,890,360	118,216,585	49,642,724	-	9,900,669	(68,148,765)	1,322,216,125
Fidelity Series International Small Cap Fund	358,143,140	12,941,538	13,353,696	-	2,187,631	(19,145,212)	340,773,401
Fidelity Series International Value Fund	1,308,444,385	68,031,969	110,061,268	-	8,657,640	38,717,731	1,313,790,457
Fidelity Series Intrinsic Opportunities Fund	316,394,012	76,317,116	24,150,260	63,991,507	289,768	(52,975,027)	315,875,609
Fidelity Series Investment Grade Bond Fund	4,201,789	1,052,873	334,643	95,453	(4,585)	(262,174)	4,653,260
Fidelity Series Large Cap Stock Fund	1,471,752,006	74,833,379	128,666,145	36,439,086	16,084,151	39,285,348	1,473,288,739
Fidelity Series Large Cap Value Index Fund	461,064,864	23,861,851	26,443,508	-	2,466,092	1,925,300	462,874,599
Fidelity Series Long-Term Treasury Bond Index Fund	987,598,813	189,535,700	34,922,001	15,515,736	(299,123)	(165,427,582)	976,485,807
Fidelity Series Opportunistic Insights Fund	934,008,400	24,655,207	113,171,323	-	(5,437,629)	95,506,303	935,560,958
Fidelity Series Overseas Fund	1,310,610,368	106,241,955	55,773,487	-	6,780,467	(44,367,896)	1,323,491,407
Fidelity Series Real Estate Income Fund	26,361,803	1,730,035	8,690,929	840,290	(644,088)	415,507	19,172,328
Fidelity Series Short-Term Credit Fund	905,028	97,801	16,302	13,740	359	(1,648)	985,238
Fidelity Series Small Cap Core Fund	-	2,608,238	44,680	1,596	1,975	20,894	2,586,427
Fidelity Series Small Cap Discovery Fund	134,196,723	10,500,673	12,926,855	304,017	652,989	1,351,991	133,775,521
Fidelity Series Small Cap Opportunities Fund	451,379,502	24,212,696	35,416,747	2,216,821	1,557,880	3,269,479	445,002,810
Fidelity Series Stock Selector Large Cap Value Fund	1,027,626,432	45,608,234	79,067,668	-	4,457,566	29,145,980	1,027,770,544
Fidelity Series Value Discovery Fund	916,950,854	54,969,300	67,692,187	-	3,189,177	13,150,279	920,567,423
	17,093,346,641	1,294,409,762	1,441,343,442	136,299,893	58,250,946	148,942,023	17,153,605,930

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	28,777,789	-	28,777,789	-

Domestic Equity Funds	8,570,704,019	8,570,704,019	-	-

International Equity Funds	7,136,496,361	7,136,496,361	-	-

Bond Funds	1,240,254,278	1,240,254,278	-	-

Short-Term Funds	233,298,366	233,298,366	-	-
Total Investments in Securities:	17,209,530,813	17,180,753,024	28,777,789	-
Derivative Instruments: Assets
Futures Contracts	10,393,594	10,393,594	-	-
Total Assets	10,393,594	10,393,594	-	-
Liabilities
Futures Contracts	(14,204,167)	(14,204,167)	-	-
Total Liabilities	(14,204,167)	(14,204,167)	-	-
Total Derivative Instruments:	(3,810,573)	(3,810,573)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	10,393,594	0
Total Equity Risk	10,393,594	0
Interest Rate Risk
Futures Contracts (a)	0	(14,204,167)
Total Interest Rate Risk	0	(14,204,167)
Total Value of Derivatives	10,393,594	(14,204,167)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2045 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $28,773,753)	$28,777,789
Fidelity Central Funds (cost $27,147,094)	27,147,094
Other affiliated issuers (cost $15,805,600,898)	17,153,605,930

Total Investment in Securities (cost $15,861,521,745)		$17,209,530,813
Receivable for investments sold		117,105,505
Receivable for fund shares sold		22,329,795
Distributions receivable from Fidelity Central Funds		140,533
Receivable for daily variation margin on futures contracts		2,289,665
Other receivables		152,078
Total assets		17,351,548,389
Liabilities
Payable for investments purchased	$122,187,186
Payable for fund shares redeemed	8,616,678
Accrued management fee	9,247,151
Other payables and accrued expenses	303,978
Total Liabilities		140,354,993
Net Assets		$17,211,193,396
Net Assets consist of:
Paid in capital		$15,990,593,932
Total accumulated earnings (loss)		1,220,599,464
Net Assets		$17,211,193,396

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2045 Fund :
Net Asset Value, offering price and redemption price per share ($5,453,072,770 ÷ 495,223,284 shares)		$11.01
Class K :
Net Asset Value, offering price and redemption price per share ($7,636,168,177 ÷ 693,369,279 shares)		$11.01
Class K6 :
Net Asset Value, offering price and redemption price per share ($4,121,952,449 ÷ 375,616,293 shares)		$10.97

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$55,632,018
Interest		708,787
Income from Fidelity Central Funds		736,833
Total Income		57,077,638
Expenses
Management fee	$56,127,494
Independent trustees' fees and expenses	29,074
Miscellaneous	151,864
Total expenses before reductions	56,308,432
Expense reductions	(19)
Total expenses after reductions		56,308,413
Net Investment income (loss)		769,225
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(414)
Redemptions in-kind	86,139,791
Affiliated issuers	(27,888,845)
Futures contracts	(45,613,630)
Capital gain distributions from underlying funds:
Affiliated issuers	80,667,875
Total net realized gain (loss)		93,304,777
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,510)
Affiliated issuers	148,942,023
Futures contracts	(127,681)
Total change in net unrealized appreciation (depreciation)		148,812,832
Net gain (loss)		242,117,609
Net increase (decrease) in net assets resulting from operations		$242,886,834
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$769,225	$342,758,589
Net realized gain (loss)	93,304,777	411,271,908
Change in net unrealized appreciation (depreciation)	148,812,832	(1,980,007,885)
Net increase (decrease) in net assets resulting from operations	242,886,834	(1,225,977,388)
Distributions to shareholders	(99,714,290)	(1,800,260,329)

Share transactions - net increase (decrease)	(80,866,091)	1,642,637,414
Total increase (decrease) in net assets	62,306,453	(1,383,600,303)

Net Assets
Beginning of period	17,148,886,943	18,532,487,246
End of period	$17,211,193,396	$17,148,886,943

Financial Highlights
Fidelity Freedom® 2045 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.93	$13.07	$14.22	$9.54	$11.44	$12.09
Income from Investment Operations
Net investment income (loss) A,B	(.01) C	.21	.30	.12	.17	.16
Net realized and unrealized gain (loss)	.15	(1.12)	.22	5.23	(1.29)	(.01)
Total from investment operations	.14	(.91)	.52	5.35	(1.12)	.15
Distributions from net investment income	-	(.22)	(.32)	(.14)	(.18)	(.17)
Distributions from net realized gain	(.06)	(1.01)	(1.36)	(.53)	(.61)	(.63)
Total distributions	(.06)	(1.23)	(1.67) D	(.67)	(.78) D	(.80)
Net asset value, end of period	$11.01	$10.93	$13.07	$14.22	$9.54	$11.44
Total Return E,F	1.31%	(6.61)%	3.19%	57.65%	(10.80)%	1.72%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.75% I,J	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75% I,J	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75% I,J	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	(.10)% I,J	1.98%	2.10%	.96%	1.52%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$5,453,073	$6,387,561	$6,683,617	$6,499,049	$3,945,874	$4,345,914
Portfolio turnover rate K	13% I,L	22% L	30%	21%	28%	18%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2045 Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.93	$13.07	$14.21	$9.53	$11.43	$12.08
Income from Investment Operations
Net investment income (loss) A,B	- C	.22	.31	.13	.18	.17
Net realized and unrealized gain (loss)	.14	(1.12)	.23	5.23	(1.29)	(.01)
Total from investment operations	.14	(.90)	.54	5.36	(1.11)	.16
Distributions from net investment income	-	(.22)	(.32)	(.15)	(.19)	(.18)
Distributions from net realized gain	(.06)	(1.02)	(1.36)	(.53)	(.61)	(.63)
Total distributions	(.06)	(1.24)	(1.68)	(.68)	(.79) D	(.81)
Net asset value, end of period	$11.01	$10.93	$13.07	$14.21	$9.53	$11.43
Total Return E,F	1.31%	(6.54)%	3.32%	57.85%	(10.74)%	1.83%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.64% I,J	.64%	.64% K	.64%	.64%	.64%
Expenses net of fee waivers, if any	.64% I,J	.64%	.64% K	.64%	.64%	.64%
Expenses net of all reductions	.64% I,J	.64%	.64% K	.64%	.64%	.64%
Net investment income (loss)	-% I,J,L	2.08%	2.20%	1.06%	1.62%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$7,636,168	$6,749,769	$8,267,190	$9,496,661	$6,636,812	$7,982,073
Portfolio turnover rate M	13% I,N	22% N	30%	21%	28%	18%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount represents less than .005%.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

NPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2045 Fund Class K6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.88	$13.02	$14.17	$9.51	$11.41	$12.09
Income from Investment Operations
Net investment income (loss) A,B	.01	.24	.33	.15	.20	.18
Net realized and unrealized gain (loss)	.14	(1.12)	.23	5.22	(1.28)	(.01)
Total from investment operations	.15	(.88)	.56	5.37	(1.08)	.17
Distributions from net investment income	-	(.24)	(.35)	(.17)	(.20)	(.21)
Distributions from net realized gain	(.06)	(1.02)	(1.36)	(.54)	(.61)	(.64)
Total distributions	(.06)	(1.26)	(1.71)	(.71)	(.82) C	(.85)
Net asset value, end of period	$10.97	$10.88	$13.02	$14.17	$9.51	$11.41
Total Return D,E	1.41%	(6.37)%	3.44%	58.05%	(10.57)%	1.95%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H,I	.49%	.49% J	.49%	.49%	.50%
Expenses net of fee waivers, if any	.45% H,I	.49%	.49% J	.49%	.49%	.50%
Expenses net of all reductions	.45% H,I	.49%	.49% J	.49%	.49%	.50%
Net investment income (loss)	.19% H,I	2.23%	2.35%	1.21%	1.77%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$4,121,952	$4,011,557	$3,581,681	$3,234,275	$1,819,682	$1,485,505
Portfolio turnover rate K	13% H,L	22% L	30%	21%	28%	18%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2050 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	11.0
Fidelity Series Growth Company Fund	9.2
Fidelity Series Large Cap Stock Fund	8.6
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series International Value Fund	7.6
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Opportunistic Insights Fund	5.4
Fidelity Series Value Discovery Fund	5.3
74.2

Asset Allocation (% of Fund's net assets)

Futures - 3.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2050 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.35% 10/12/23 to 11/2/23 (b) (Cost $26,183,315)	26,280,000	26,186,988

Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	27,497,082	277,995,497
Fidelity Series Blue Chip Growth Fund (c)	56,729,722	768,687,735
Fidelity Series Commodity Strategy Fund (c)	1,173,189	116,274,796
Fidelity Series Growth Company Fund (c)	81,601,395	1,432,920,494
Fidelity Series Intrinsic Opportunities Fund (c)	29,353,887	287,374,551
Fidelity Series Large Cap Stock Fund (c)	73,241,977	1,340,328,172
Fidelity Series Large Cap Value Index Fund (c)	30,057,407	421,104,275
Fidelity Series Opportunistic Insights Fund (c)	49,744,698	851,131,776
Fidelity Series Small Cap Core Fund (c)	237,982	2,351,262
Fidelity Series Small Cap Discovery Fund (c)	11,568,626	121,701,948
Fidelity Series Small Cap Opportunities Fund (c)	32,807,147	404,840,190
Fidelity Series Stock Selector Large Cap Value Fund (c)	75,344,016	935,019,243
Fidelity Series Value Discovery Fund (c)	57,205,700	837,491,455
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,626,401,632)		7,797,221,394

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	31,126,100	428,917,655
Fidelity Series Emerging Markets Fund (c)	53,717,879	427,594,316
Fidelity Series Emerging Markets Opportunities Fund (c)	105,302,063	1,723,794,771
Fidelity Series International Growth Fund (c)	79,503,135	1,202,882,431
Fidelity Series International Small Cap Fund (c)	20,330,398	310,038,569
Fidelity Series International Value Fund (c)	108,755,013	1,195,217,592
Fidelity Series Overseas Fund (c)	103,085,844	1,204,042,662
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,120,230,600)		6,492,487,996

Bond Funds - 7.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,721,237	12,806,004
Fidelity Series Emerging Markets Debt Fund (c)	10,870,887	77,726,842
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	2,834,356	25,707,606
Fidelity Series Floating Rate High Income Fund (c)	1,664,704	15,032,280
Fidelity Series High Income Fund (c)	10,178,928	82,042,156
Fidelity Series International Credit Fund (c)	616,747	4,711,948
Fidelity Series Investment Grade Bond Fund (c)	446,820	4,267,134
Fidelity Series Long-Term Treasury Bond Index Fund (c)	168,899,183	888,409,703
Fidelity Series Real Estate Income Fund (c)	1,871,466	17,479,496
TOTAL BOND FUNDS (Cost $1,550,045,472)		1,128,183,169

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	24,689,986	24,694,924
Fidelity Series Government Money Market Fund 5.41% (c)(f)	186,315,567	186,315,567
Fidelity Series Short-Term Credit Fund (c)	127,720	1,231,220
TOTAL SHORT-TERM FUNDS (Cost $212,234,188)		212,241,711

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $14,535,095,207)	15,656,321,258
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,421,777
NET ASSETS - 100.0%	15,657,743,035

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,292	Dec 2023	355,741,750	(6,191,791)	(6,191,791)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3,675	Dec 2023	387,195,703	(3,054,983)	(3,054,983)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	695	Dec 2023	79,077,969	(3,674,102)	(3,674,102)

TOTAL PURCHASED					(12,920,876)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	675	Dec 2023	145,985,625	6,262,528	6,262,528
ICE MSCI EAFE Index Contracts (United States)	649	Dec 2023	66,246,675	1,932,480	1,932,480
ICE MSCI Emerging Markets Index Contracts (United States)	908	Dec 2023	43,379,700	1,264,263	1,264,263

TOTAL SOLD					9,459,271

TOTAL FUTURES CONTRACTS					(3,461,605)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $1,075,110,978.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $25,142,679.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	28,072,175	188,653,039	192,030,290	670,008	-	-	24,694,924	0.1%
Total	28,072,175	188,653,039	192,030,290	670,008	-	-	24,694,924

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	14,024,642	533,925	660,943	10,444	(14,020)	(1,077,600)	12,806,004
Fidelity Series All-Sector Equity Fund	276,950,778	9,719,933	28,365,763	-	(388,609)	20,079,158	277,995,497
Fidelity Series Blue Chip Growth Fund	762,756,352	46,193,596	141,186,425	2,566,184	7,022,047	93,902,165	768,687,735
Fidelity Series Canada Fund	450,738,101	30,960,693	56,777,684	-	5,736,383	(1,739,838)	428,917,655
Fidelity Series Commodity Strategy Fund	108,063,895	18,149,642	10,014,966	2,740,543	(3,049,752)	3,125,977	116,274,796
Fidelity Series Emerging Markets Debt Fund	76,680,582	6,606,489	3,375,038	2,375,467	(76,767)	(2,108,424)	77,726,842
Fidelity Series Emerging Markets Debt Local Currency Fund	26,169,689	889,491	1,187,477	-	9,664	(173,761)	25,707,606
Fidelity Series Emerging Markets Fund	272,359,436	172,520,309	6,733,708	-	485,636	(11,037,357)	427,594,316
Fidelity Series Emerging Markets Opportunities Fund	1,849,415,669	5,910,313	126,194,977	-	2,743,879	(8,080,113)	1,723,794,771
Fidelity Series Floating Rate High Income Fund	14,271,894	1,182,992	683,114	655,984	6,617	253,891	15,032,280
Fidelity Series Government Money Market Fund 5.41%	155,699,825	66,217,428	35,601,686	4,490,706	-	-	186,315,567
Fidelity Series Growth Company Fund	1,422,982,835	78,355,153	223,242,084	-	(1,049,023)	155,873,613	1,432,920,494
Fidelity Series High Income Fund	77,096,486	9,416,727	3,273,582	2,419,336	14,481	(1,211,956)	82,042,156
Fidelity Series International Credit Fund	4,792,560	85,668	80,360	85,668	555	(86,475)	4,711,948
Fidelity Series International Growth Fund	1,191,028,847	113,985,255	49,137,780	-	9,437,510	(62,431,401)	1,202,882,431
Fidelity Series International Small Cap Fund	325,148,784	13,513,258	13,201,279	-	2,303,301	(17,725,495)	310,038,569
Fidelity Series International Value Fund	1,187,901,813	68,822,992	104,608,642	-	8,413,785	34,687,644	1,195,217,592
Fidelity Series Intrinsic Opportunities Fund	287,263,839	71,026,850	23,002,308	58,213,319	(327,843)	(47,585,987)	287,374,551
Fidelity Series Investment Grade Bond Fund	3,801,274	1,044,733	334,324	87,332	(4,363)	(240,186)	4,267,134
Fidelity Series Large Cap Stock Fund	1,336,170,638	74,909,569	121,152,433	33,151,312	13,432,908	36,967,490	1,340,328,172
Fidelity Series Large Cap Value Index Fund	418,597,387	24,083,415	25,581,716	-	2,489,236	1,515,953	421,104,275
Fidelity Series Long-Term Treasury Bond Index Fund	896,596,873	177,849,724	35,241,307	14,113,157	(272,087)	(150,523,500)	888,409,703
Fidelity Series Opportunistic Insights Fund	847,968,876	26,756,437	105,535,721	-	(3,010,926)	84,953,110	851,131,776
Fidelity Series Overseas Fund	1,189,866,438	103,668,749	55,278,046	-	6,485,181	(40,699,660)	1,204,042,662
Fidelity Series Real Estate Income Fund	23,927,903	1,725,015	7,964,691	765,587	(641,712)	432,981	17,479,496
Fidelity Series Short-Term Credit Fund	1,121,732	131,921	20,783	17,157	464	(2,114)	1,231,220
Fidelity Series Small Cap Core Fund	-	2,371,886	41,285	1,451	1,667	18,994	2,351,262
Fidelity Series Small Cap Discovery Fund	121,843,647	10,180,843	12,156,243	276,837	438,500	1,395,201	121,701,948
Fidelity Series Small Cap Opportunities Fund	409,803,131	24,130,897	33,512,890	2,016,641	958,678	3,460,374	404,840,190
Fidelity Series Stock Selector Large Cap Value Fund	932,961,925	46,795,537	75,329,815	-	4,701,916	25,889,680	935,019,243
Fidelity Series Value Discovery Fund	832,483,897	54,622,946	64,477,557	-	3,199,795	11,662,374	837,491,455
	15,518,489,748	1,262,362,386	1,363,954,627	123,987,125	59,047,101	129,494,738	15,605,439,346

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	26,186,988	-	26,186,988	-

Domestic Equity Funds	7,797,221,394	7,797,221,394	-	-

International Equity Funds	6,492,487,996	6,492,487,996	-	-

Bond Funds	1,128,183,169	1,128,183,169	-	-

Short-Term Funds	212,241,711	212,241,711	-	-
Total Investments in Securities:	15,656,321,258	15,630,134,270	26,186,988	-
Derivative Instruments: Assets
Futures Contracts	9,459,271	9,459,271	-	-
Total Assets	9,459,271	9,459,271	-	-
Liabilities
Futures Contracts	(12,920,876)	(12,920,876)	-	-
Total Liabilities	(12,920,876)	(12,920,876)	-	-
Total Derivative Instruments:	(3,461,605)	(3,461,605)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	9,459,271	0
Total Equity Risk	9,459,271	0
Interest Rate Risk
Futures Contracts (a)	0	(12,920,876)
Total Interest Rate Risk	0	(12,920,876)
Total Value of Derivatives	9,459,271	(12,920,876)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2050 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $26,183,315)	$26,186,988
Fidelity Central Funds (cost $24,694,924)	24,694,924
Other affiliated issuers (cost $14,484,216,968)	15,605,439,346

Total Investment in Securities (cost $14,535,095,207)		$15,656,321,258
Receivable for investments sold		106,239,654
Receivable for fund shares sold		22,499,021
Distributions receivable from Fidelity Central Funds		127,828
Receivable for daily variation margin on futures contracts		2,083,104
Other receivables		105,045
Total assets		15,787,375,910
Liabilities
Payable for investments purchased	$111,835,159
Payable for fund shares redeemed	9,135,963
Accrued management fee	8,376,825
Other payables and accrued expenses	284,928
Total Liabilities		129,632,875
Net Assets		$15,657,743,035
Net Assets consist of:
Paid in capital		$14,665,735,553
Total accumulated earnings (loss)		992,007,482
Net Assets		$15,657,743,035

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2050 Fund :
Net Asset Value, offering price and redemption price per share ($4,656,448,459 ÷ 417,720,619 shares)		$11.15
Class K :
Net Asset Value, offering price and redemption price per share ($7,188,601,629 ÷ 644,778,360 shares)		$11.15
Class K6 :
Net Asset Value, offering price and redemption price per share ($3,812,692,947 ÷ 342,468,330 shares)		$11.13

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$50,601,773
Interest		644,574
Income from Fidelity Central Funds		670,008
Total Income		51,916,355
Expenses
Management fee	$50,839,825
Independent trustees' fees and expenses	26,404
Miscellaneous	179,882
Total Expenses		51,046,111
Net Investment income (loss)		870,244
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(369)
Redemptions in-kind	79,102,676
Affiliated issuers	(20,055,575)
Futures contracts	(41,503,635)
Capital gain distributions from underlying funds:
Affiliated issuers	73,385,352
Total net realized gain (loss)		90,928,449
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,329)
Affiliated issuers	129,494,738
Futures contracts	(117,570)
Total change in net unrealized appreciation (depreciation)		129,375,839
Net gain (loss)		220,304,288
Net increase (decrease) in net assets resulting from operations		$221,174,532
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$870,244	$311,670,649
Net realized gain (loss)	90,928,449	324,901,089
Change in net unrealized appreciation (depreciation)	129,375,839	(1,734,175,347)
Net increase (decrease) in net assets resulting from operations	221,174,532	(1,097,603,609)
Distributions to shareholders	(78,175,916)	(1,596,840,969)

Share transactions - net increase (decrease)	(54,206,167)	1,661,878,864
Total increase (decrease) in net assets	88,792,449	(1,032,565,714)

Net Assets
Beginning of period	15,568,950,586	16,601,516,300
End of period	$15,657,743,035	$15,568,950,586

Financial Highlights
Fidelity Freedom® 2050 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.06	$13.20	$14.33	$9.61	$11.52	$12.16
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.22	.30	.12	.18	.16
Net realized and unrealized gain (loss)	.16	(1.14)	.23	5.27	(1.30)	- C
Total from investment operations	.15	(.92)	.53	5.39	(1.12)	.16
Distributions from net investment income	-	(.22)	(.32)	(.14)	(.18)	(.17)
Distributions from net realized gain	(.06)	(1.00)	(1.34)	(.53)	(.60)	(.63)
Total distributions	(.06)	(1.22)	(1.66)	(.67)	(.79) D	(.80)
Net asset value, end of period	$11.15	$11.06	$13.20	$14.33	$9.61	$11.52
Total Return E,F	1.32%	(6.59)%	3.20%	57.62%	(10.80)%	1.73%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.75% I,J	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75% I,J	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75% I,J	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	(.10)% I,J	1.99%	2.10%	.96%	1.53%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$4,656,448	$5,490,915	$5,676,102	$5,495,177	$3,373,190	$3,679,538
Portfolio turnover rate K	14% I,L	22% L	29%	21%	27%	18%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2050 Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.05	$13.19	$14.32	$9.60	$11.50	$12.14
Income from Investment Operations
Net investment income (loss) A,B	- C	.23	.32	.13	.19	.17
Net realized and unrealized gain (loss)	.16	(1.14)	.22	5.27	(1.29)	- C
Total from investment operations	.16	(.91)	.54	5.40	(1.10)	.17
Distributions from net investment income	-	(.22)	(.33)	(.15)	(.19)	(.18)
Distributions from net realized gain	(.06)	(1.01)	(1.34)	(.53)	(.61)	(.63)
Total distributions	(.06)	(1.23)	(1.67)	(.68)	(.80)	(.81)
Net asset value, end of period	$11.15	$11.05	$13.19	$14.32	$9.60	$11.50
Total Return D,E	1.41%	(6.53)%	3.26%	57.78%	(10.66)%	1.82%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.64% H,I	.64%	.64% J	.64%	.64%	.64%
Expenses net of fee waivers, if any	.64% H,I	.64%	.64% J	.64%	.64%	.64%
Expenses net of all reductions	.64% H,I	.64%	.64% J	.64%	.64%	.64%
Net investment income (loss)	-% H,I,K	2.09%	2.20%	1.06%	1.63%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$7,188,602	$6,412,099	$7,763,505	$8,727,043	$5,952,708	$6,982,416
Portfolio turnover rate L	14% H,M	22% M	29%	21%	27%	18%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount represents less than .005%.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2050 Fund Class K6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.03	$13.17	$14.30	$9.59	$11.49	$12.15
Income from Investment Operations
Net investment income (loss) A,B	.01	.24	.34	.15	.20	.19
Net realized and unrealized gain (loss)	.15	(1.13)	.22	5.26	(1.28)	(.01)
Total from investment operations	.16	(.89)	.56	5.41	(1.08)	.18
Distributions from net investment income	-	(.24)	(.35)	(.17)	(.21)	(.21)
Distributions from net realized gain	(.06)	(1.01)	(1.34)	(.53)	(.61)	(.63)
Total distributions	(.06)	(1.25)	(1.69)	(.70)	(.82)	(.84)
Net asset value, end of period	$11.13	$11.03	$13.17	$14.30	$9.59	$11.49
Total Return C,D	1.41%	(6.35)%	3.43%	57.97%	(10.49)%	1.96%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G,H	.49%	.49% I	.49%	.49%	.50% I
Expenses net of fee waivers, if any	.45% G,H	.49%	.49% I	.49%	.49%	.50% I
Expenses net of all reductions	.45% G,H	.49%	.49% I	.49%	.49%	.50% I
Net investment income (loss)	.19% G,H	2.24%	2.35%	1.21%	1.78%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$3,812,693	$3,665,937	$3,161,910	$2,710,752	$1,486,348	$1,184,606
Portfolio turnover rate J	14% G,K	22% K	29%	21%	27%	18%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2055 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	11.0
Fidelity Series Growth Company Fund	9.2
Fidelity Series Large Cap Stock Fund	8.6
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series International Value Fund	7.6
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Opportunistic Insights Fund	5.4
Fidelity Series Value Discovery Fund	5.3
74.2

Asset Allocation (% of Fund's net assets)

Futures - 3.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2055 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.33% to 5.35% 10/26/23 to 11/2/23 (b) (Cost $15,133,670)	15,190,000	15,135,795

Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	16,028,124	162,044,330
Fidelity Series Blue Chip Growth Fund (c)	33,066,987	448,057,667
Fidelity Series Commodity Strategy Fund (c)	683,843	67,775,693
Fidelity Series Growth Company Fund (c)	47,564,362	835,230,189
Fidelity Series Intrinsic Opportunities Fund (c)	17,110,892	167,515,636
Fidelity Series Large Cap Stock Fund (c)	42,692,411	781,271,118
Fidelity Series Large Cap Value Index Fund (c)	17,520,267	245,458,940
Fidelity Series Opportunistic Insights Fund (c)	28,996,140	496,123,962
Fidelity Series Small Cap Core Fund (c)	135,843	1,342,126
Fidelity Series Small Cap Discovery Fund (c)	6,743,227	70,938,747
Fidelity Series Small Cap Opportunities Fund (c)	19,122,952	235,977,225
Fidelity Series Stock Selector Large Cap Value Fund (c)	43,917,892	545,021,039
Fidelity Series Value Discovery Fund (c)	33,345,137	488,172,806
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,194,788,283)		4,544,929,478

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	18,142,950	250,009,849
Fidelity Series Emerging Markets Fund (c)	31,614,053	251,647,862
Fidelity Series Emerging Markets Opportunities Fund (c)	61,243,124	1,002,549,934
Fidelity Series International Growth Fund (c)	46,341,500	701,146,899
Fidelity Series International Small Cap Fund (c)	11,855,384	180,794,612
Fidelity Series International Value Fund (c)	63,392,311	696,681,497
Fidelity Series Overseas Fund (c)	60,087,515	701,822,178
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,723,669,148)		3,784,652,831

Bond Funds - 7.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,011,465	7,525,301
Fidelity Series Emerging Markets Debt Fund (c)	6,348,085	45,388,810
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	1,654,010	15,001,873
Fidelity Series Floating Rate High Income Fund (c)	961,899	8,685,949
Fidelity Series High Income Fund (c)	5,945,076	47,917,313
Fidelity Series International Credit Fund (c)	207,077	1,582,065
Fidelity Series Investment Grade Bond Fund (c)	332,549	3,175,839
Fidelity Series Long-Term Treasury Bond Index Fund (c)	98,481,541	518,012,905
Fidelity Series Real Estate Income Fund (c)	1,103,354	10,305,326
TOTAL BOND FUNDS (Cost $889,263,914)		657,595,381

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	14,244,904	14,247,753
Fidelity Series Government Money Market Fund 5.41% (c)(f)	108,263,594	108,263,594
Fidelity Series Short-Term Credit Fund (c)	109,162	1,052,322
TOTAL SHORT-TERM FUNDS (Cost $123,557,757)		123,563,669

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,946,412,772)	9,125,877,154
NET OTHER ASSETS (LIABILITIES) - 0.0%	894,864
NET ASSETS - 100.0%	9,126,772,018

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,918	Dec 2023	207,263,875	(3,623,754)	(3,623,754)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2,141	Dec 2023	225,574,422	(1,791,591)	(1,791,591)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	405	Dec 2023	46,081,406	(2,136,060)	(2,136,060)

TOTAL PURCHASED					(7,551,405)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	393	Dec 2023	84,996,075	3,646,183	3,646,183
ICE MSCI EAFE Index Contracts (United States)	379	Dec 2023	38,686,425	1,125,817	1,125,817
ICE MSCI Emerging Markets Index Contracts (United States)	533	Dec 2023	25,464,075	740,030	740,030

TOTAL SOLD					5,512,030

TOTAL FUTURES CONTRACTS					(2,039,375)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $623,097,403.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,662,468.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	14,945,316	110,420,142	111,117,705	378,948	-	-	14,247,753	0.0%
Total	14,945,316	110,420,142	111,117,705	378,948	-	-	14,247,753

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8,029,591	542,474	411,338	6,075	(6,154)	(629,272)	7,525,301
Fidelity Series All-Sector Equity Fund	157,966,353	9,437,093	16,642,303	-	(331,464)	11,614,651	162,044,330
Fidelity Series Blue Chip Growth Fund	435,056,778	37,317,147	82,239,906	1,492,072	(490,477)	58,414,125	448,057,667
Fidelity Series Canada Fund	257,090,115	24,228,634	33,511,881	-	3,895,793	(1,692,812)	250,009,849
Fidelity Series Commodity Strategy Fund	61,695,845	12,121,013	6,059,857	1,593,424	(1,084,142)	1,102,834	67,775,693
Fidelity Series Emerging Markets Debt Fund	43,768,605	5,012,512	2,119,835	1,371,754	(38,713)	(1,233,759)	45,388,810
Fidelity Series Emerging Markets Debt Local Currency Fund	14,934,145	911,618	742,849	-	21,980	(123,021)	15,001,873
Fidelity Series Emerging Markets Fund	157,524,461	105,260,703	4,886,927	-	377,214	(6,627,589)	251,647,862
Fidelity Series Emerging Markets Opportunities Fund	1,053,125,487	29,259,512	76,313,240	-	266,767	(3,788,592)	1,002,549,934
Fidelity Series Floating Rate High Income Fund	8,048,498	913,006	424,179	374,582	5,987	142,637	8,685,949
Fidelity Series Government Money Market Fund 5.41%	88,928,171	41,768,273	22,432,850	2,582,335	-	-	108,263,594
Fidelity Series Growth Company Fund	811,633,743	65,197,472	130,302,331	-	1,766,983	86,934,322	835,230,189
Fidelity Series High Income Fund	44,061,650	6,630,218	2,078,194	1,398,022	5,416	(701,777)	47,917,313
Fidelity Series International Credit Fund	1,615,233	28,837	33,106	28,836	171	(29,070)	1,582,065
Fidelity Series International Growth Fund	679,340,358	83,849,921	31,026,521	-	3,983,227	(35,000,086)	701,146,899
Fidelity Series International Small Cap Fund	185,459,194	12,666,636	8,333,532	-	610,764	(9,608,450)	180,794,612
Fidelity Series International Value Fund	677,557,902	57,088,820	62,652,695	-	4,391,395	20,296,075	696,681,497
Fidelity Series Intrinsic Opportunities Fund	163,911,059	45,119,718	13,580,053	33,848,745	(389,437)	(27,545,651)	167,515,636
Fidelity Series Investment Grade Bond Fund	1,834,966	1,747,131	216,127	63,473	(2,010)	(188,121)	3,175,839
Fidelity Series Large Cap Stock Fund	762,176,869	61,007,699	70,634,686	19,171,332	7,383,568	21,337,668	781,271,118
Fidelity Series Large Cap Value Index Fund	238,812,177	19,881,264	15,448,813	-	1,816,451	397,861	245,458,940
Fidelity Series Long-Term Treasury Bond Index Fund	511,393,818	116,329,616	22,455,433	8,142,711	(18,956)	(87,236,140)	518,012,905
Fidelity Series Opportunistic Insights Fund	483,716,624	26,692,913	61,322,110	-	(97,549)	47,134,084	496,123,962
Fidelity Series Overseas Fund	678,676,663	77,470,405	34,139,539	-	4,948,729	(25,134,080)	701,822,178
Fidelity Series Real Estate Income Fund	14,743,766	1,426,493	5,742,653	445,102	(465,608)	343,328	10,305,326
Fidelity Series Short-Term Credit Fund	959,391	116,164	21,792	14,699	483	(1,924)	1,052,322
Fidelity Series Small Cap Core Fund	-	1,359,031	28,886	832	1,139	10,842	1,342,126
Fidelity Series Small Cap Discovery Fund	69,550,259	7,562,569	7,214,398	159,532	(624,134)	1,664,451	70,938,747
Fidelity Series Small Cap Opportunities Fund	233,794,878	19,670,778	19,958,432	1,172,578	518,346	1,951,655	235,977,225
Fidelity Series Stock Selector Large Cap Value Fund	532,194,821	39,916,452	44,552,021	-	2,400,353	15,061,434	545,021,039
Fidelity Series Value Discovery Fund	474,885,311	43,018,985	38,131,277	-	2,196,124	6,203,663	488,172,806
	8,852,486,731	953,553,107	813,657,764	71,866,104	31,042,246	73,069,286	9,096,493,606

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	15,135,795	-	15,135,795	-

Domestic Equity Funds	4,544,929,478	4,544,929,478	-	-

International Equity Funds	3,784,652,831	3,784,652,831	-	-

Bond Funds	657,595,381	657,595,381	-	-

Short-Term Funds	123,563,669	123,563,669	-	-
Total Investments in Securities:	9,125,877,154	9,110,741,359	15,135,795	-
Derivative Instruments: Assets
Futures Contracts	5,512,030	5,512,030	-	-
Total Assets	5,512,030	5,512,030	-	-
Liabilities
Futures Contracts	(7,551,405)	(7,551,405)	-	-
Total Liabilities	(7,551,405)	(7,551,405)	-	-
Total Derivative Instruments:	(2,039,375)	(2,039,375)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,512,030	0
Total Equity Risk	5,512,030	0
Interest Rate Risk
Futures Contracts (a)	0	(7,551,405)
Total Interest Rate Risk	0	(7,551,405)
Total Value of Derivatives	5,512,030	(7,551,405)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2055 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $15,133,670)	$15,135,795
Fidelity Central Funds (cost $14,247,753)	14,247,753
Other affiliated issuers (cost $8,917,031,349)	9,096,493,606

Total Investment in Securities (cost $8,946,412,772)		$9,125,877,154
Receivable for investments sold		59,613,787
Receivable for fund shares sold		19,012,374
Distributions receivable from Fidelity Central Funds		73,781
Receivable for daily variation margin on futures contracts		1,207,735
Total assets		9,205,784,831
Liabilities
Payable for investments purchased	$68,549,818
Payable for fund shares redeemed	5,478,144
Accrued management fee	4,825,493
Other payables and accrued expenses	159,358
Total Liabilities		79,012,813
Net Assets		$9,126,772,018
Net Assets consist of:
Paid in capital		$9,056,594,411
Total accumulated earnings (loss)		70,177,607
Net Assets		$9,126,772,018

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2055 Fund :
Net Asset Value, offering price and redemption price per share ($2,413,260,599 ÷ 187,101,225 shares)		$12.90
Class K :
Net Asset Value, offering price and redemption price per share ($4,363,246,807 ÷ 337,971,285 shares)		$12.91
Class K6 :
Net Asset Value, offering price and redemption price per share ($2,350,264,612 ÷ 182,295,870 shares)		$12.89

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$29,256,523
Interest		373,648
Income from Fidelity Central Funds		378,948
Total Income		30,009,119
Expenses
Management fee	$29,075,667
Independent trustees' fees and expenses	15,163
Miscellaneous	159,357
Total expenses before reductions	29,250,187
Expense reductions	(13)
Total expenses after reductions		29,250,174
Net Investment income (loss)		758,945
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(216)
Redemptions in-kind	47,148,204
Affiliated issuers	(16,105,958)
Futures contracts	(23,806,547)
Capital gain distributions from underlying funds:
Affiliated issuers	42,609,581
Total net realized gain (loss)		49,845,064
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(858)
Affiliated issuers	73,069,286
Futures contracts	(114,986)
Total change in net unrealized appreciation (depreciation)		72,953,442
Net gain (loss)		122,798,506
Net increase (decrease) in net assets resulting from operations		$123,557,451
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$758,945	$172,232,773
Net realized gain (loss)	49,845,064	153,702,495
Change in net unrealized appreciation (depreciation)	72,953,442	(882,158,466)
Net increase (decrease) in net assets resulting from operations	123,557,451	(556,223,198)
Distributions to shareholders	(59,905,713)	(834,348,506)

Share transactions - net increase (decrease)	182,913,761	1,424,035,564
Total increase (decrease) in net assets	246,565,499	33,463,860

Net Assets
Beginning of period	8,880,206,519	8,846,742,659
End of period	$9,126,772,018	$8,880,206,519

Financial Highlights
Fidelity Freedom® 2055 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.82	$15.24	$16.46	$10.95	$13.10	$13.70
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.25	.35	.14	.20	.19
Net realized and unrealized gain (loss)	.18	(1.31)	.25	6.02	(1.49)	- C
Total from investment operations	.17	(1.06)	.60	6.16	(1.29)	.19
Distributions from net investment income	-	(.25)	(.37)	(.16)	(.20)	(.19)
Distributions from net realized gain	(.09)	(1.11)	(1.46)	(.50)	(.66)	(.60)
Total distributions	(.09)	(1.36)	(1.82) D	(.65) D	(.86)	(.79)
Net asset value, end of period	$12.90	$12.82	$15.24	$16.46	$10.95	$13.10
Total Return E,F	1.29%	(6.60)%	3.21%	57.70%	(10.85)%	1.73%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.75% I,J	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75% I,J	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75% I,J	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	(.10)% I,J	2.00%	2.12%	.97%	1.54%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$2,413,261	$2,870,981	$2,747,697	$2,561,622	$1,500,450	$1,490,393
Portfolio turnover rate K	13% I,L	21% L	29%	21%	25%	18%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2055 Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.82	$15.24	$16.45	$10.95	$13.09	$13.69
Income from Investment Operations
Net investment income (loss) A,B	-	.27	.37	.15	.21	.20
Net realized and unrealized gain (loss)	.18	(1.32)	.25	6.01	(1.48)	- C
Total from investment operations	.18	(1.05)	.62	6.16	(1.27)	.20
Distributions from net investment income	-	(.26)	(.38)	(.17)	(.21)	(.20)
Distributions from net realized gain	(.09)	(1.11)	(1.46)	(.50)	(.66)	(.60)
Total distributions	(.09)	(1.37)	(1.83) D	(.66) D	(.87)	(.80)
Net asset value, end of period	$12.91	$12.82	$15.24	$16.45	$10.95	$13.09
Total Return E,F	1.37%	(6.53)%	3.33%	57.70%	(10.70)%	1.84%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.64% I,J	.64%	.64% K	.64%	.64%	.64%
Expenses net of fee waivers, if any	.64% I,J	.64%	.64% K	.64%	.64%	.64%
Expenses net of all reductions	.64% I,J	.64%	.64% K	.64%	.64%	.64%
Net investment income (loss)	-% I,J,L	2.10%	2.22%	1.07%	1.64%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$4,363,247	$3,828,961	$4,350,522	$4,567,253	$2,984,272	$3,138,528
Portfolio turnover rate M	13% I,N	21% N	29%	21%	25%	18%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount represents less than .005%.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

NPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2055 Fund Class K6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.79	$15.22	$16.43	$10.93	$13.08	$13.70
Income from Investment Operations
Net investment income (loss) A,B	.01	.28	.39	.17	.23	.21
Net realized and unrealized gain (loss)	.18	(1.31)	.26	6.01	(1.48)	- C
Total from investment operations	.19	(1.03)	.65	6.18	(1.25)	.21
Distributions from net investment income	-	(.28)	(.40)	(.19)	(.23)	(.23)
Distributions from net realized gain	(.09)	(1.12)	(1.46)	(.50)	(.67)	(.60)
Total distributions	(.09)	(1.40)	(1.86)	(.68) D	(.90)	(.83)
Net asset value, end of period	$12.89	$12.79	$15.22	$16.43	$10.93	$13.08
Total Return E,F	1.45%	(6.42)%	3.51%	58.01%	(10.61)%	1.97%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.45% I,J	.49%	.49% K	.49%	.49%	.50% K
Expenses net of fee waivers, if any	.45% I,J	.49%	.49% K	.49%	.49%	.50% K
Expenses net of all reductions	.45% I,J	.49%	.49% K	.49%	.49%	.50% K
Net investment income (loss)	.19% I,J	2.25%	2.37%	1.22%	1.79%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$2,350,265	$2,180,264	$1,748,523	$1,474,416	$745,795	$541,624
Portfolio turnover rate L	13% I,M	21% M	29%	21%	25%	18%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2060 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Growth Company Fund	9.2
Fidelity Series Large Cap Stock Fund	8.6
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series International Value Fund	7.6
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Opportunistic Insights Fund	5.4
Fidelity Series Value Discovery Fund	5.3
74.3

Asset Allocation (% of Fund's net assets)

Futures - 3.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2060 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.35% 10/12/23 to 11/2/23 (b) (Cost $7,213,249)	7,240,000	7,214,261

Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	7,763,154	78,485,489
Fidelity Series Blue Chip Growth Fund (c)	16,015,216	217,006,170
Fidelity Series Commodity Strategy Fund (c)	331,208	32,826,017
Fidelity Series Growth Company Fund (c)	23,036,687	404,524,227
Fidelity Series Intrinsic Opportunities Fund (c)	8,287,788	81,137,440
Fidelity Series Large Cap Stock Fund (c)	20,677,460	378,397,511
Fidelity Series Large Cap Value Index Fund (c)	8,485,667	118,884,197
Fidelity Series Opportunistic Insights Fund (c)	14,043,978	240,292,463
Fidelity Series Small Cap Core Fund (c)	65,409	646,244
Fidelity Series Small Cap Discovery Fund (c)	3,265,944	34,357,731
Fidelity Series Small Cap Opportunities Fund (c)	9,261,824	114,290,910
Fidelity Series Stock Selector Large Cap Value Fund (c)	21,271,136	263,974,802
Fidelity Series Value Discovery Fund (c)	16,150,364	236,441,325
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,146,800,618)		2,201,264,526

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	8,787,120	121,086,516
Fidelity Series Emerging Markets Fund (c)	15,015,771	119,525,539
Fidelity Series Emerging Markets Opportunities Fund (c)	29,810,246	487,993,736
Fidelity Series International Growth Fund (c)	22,444,526	339,585,681
Fidelity Series International Small Cap Fund (c)	5,742,857	87,578,572
Fidelity Series International Value Fund (c)	30,702,899	337,424,861
Fidelity Series Overseas Fund (c)	29,102,080	339,912,295
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,874,226,417)		1,833,107,200

Bond Funds - 7.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	495,746	3,688,349
Fidelity Series Emerging Markets Debt Fund (c)	3,081,454	22,032,396
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	802,710	7,280,577
Fidelity Series Floating Rate High Income Fund (c)	475,292	4,291,882
Fidelity Series High Income Fund (c)	2,887,016	23,269,348
Fidelity Series International Credit Fund (c)	30,174	230,529
Fidelity Series Investment Grade Bond Fund (c)	192,579	1,839,134
Fidelity Series Long-Term Treasury Bond Index Fund (c)	47,711,199	250,960,908
Fidelity Series Real Estate Income Fund (c)	541,338	5,056,100
TOTAL BOND FUNDS (Cost $420,173,781)		318,649,223

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	6,741,193	6,742,541
Fidelity Series Government Money Market Fund 5.41% (c)(f)	52,113,917	52,113,917
Fidelity Series Short-Term Credit Fund (c)	86,017	829,203
TOTAL SHORT-TERM FUNDS (Cost $59,681,016)		59,685,661

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,508,095,081)	4,419,920,871
NET OTHER ASSETS (LIABILITIES) - 0.0%	323,093
NET ASSETS - 100.0%	4,420,243,964

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	928	Dec 2023	100,282,000	(1,767,802)	(1,767,802)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,036	Dec 2023	109,152,313	(877,056)	(877,056)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	196	Dec 2023	22,301,125	(1,028,458)	(1,028,458)

TOTAL PURCHASED					(3,673,316)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	190	Dec 2023	41,092,250	1,762,786	1,762,786
ICE MSCI EAFE Index Contracts (United States)	183	Dec 2023	18,679,725	543,619	543,619
ICE MSCI Emerging Markets Index Contracts (United States)	259	Dec 2023	12,373,725	357,023	357,023

TOTAL SOLD					2,663,428

TOTAL FUTURES CONTRACTS					(1,009,888)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $295,865,243.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,059,807.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	6,460,156	52,574,913	52,292,528	175,338	-	-	6,742,541	0.0%
Total	6,460,156	52,574,913	52,292,528	175,338	-	-	6,742,541

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,744,262	438,008	187,939	2,926	(2,564)	(303,418)	3,688,349
Fidelity Series All-Sector Equity Fund	73,315,943	7,500,939	7,579,675	-	197,386	5,050,896	78,485,489
Fidelity Series Blue Chip Growth Fund	201,918,319	26,064,336	38,014,880	718,491	57,942	26,980,453	217,006,170
Fidelity Series Canada Fund	119,321,128	16,549,484	15,700,671	-	1,875,929	(959,354)	121,086,516
Fidelity Series Commodity Strategy Fund	28,774,854	6,924,347	2,868,502	767,280	(374,479)	369,797	32,826,017
Fidelity Series Emerging Markets Debt Fund	20,340,071	3,301,778	992,149	651,108	(12,316)	(604,988)	22,032,396
Fidelity Series Emerging Markets Debt Local Currency Fund	6,937,721	739,508	341,178	-	19,536	(75,010)	7,280,577
Fidelity Series Emerging Markets Fund	76,787,005	50,273,820	4,959,305	-	226,629	(2,802,610)	119,525,539
Fidelity Series Emerging Markets Opportunities Fund	485,252,629	37,710,102	32,198,653	-	(658,757)	(2,111,585)	487,993,736
Fidelity Series Floating Rate High Income Fund	3,798,459	616,878	195,201	180,808	5,803	65,943	4,291,882
Fidelity Series Government Money Market Fund 5.41%	41,101,270	22,177,829	11,165,182	1,216,229	-	-	52,113,917
Fidelity Series Growth Company Fund	376,695,683	46,614,027	60,015,305	-	(3,866,589)	45,096,411	404,524,227
Fidelity Series High Income Fund	20,506,716	4,074,617	975,042	664,186	4,646	(341,589)	23,269,348
Fidelity Series International Credit Fund	235,906	4,203	5,369	4,203	27	(4,238)	230,529
Fidelity Series International Growth Fund	315,303,107	53,911,570	14,391,394	-	1,679,541	(16,917,143)	339,585,681
Fidelity Series International Small Cap Fund	86,077,784	9,758,573	3,876,134	-	293,659	(4,675,310)	87,578,572
Fidelity Series International Value Fund	314,476,906	40,600,573	29,108,711	-	2,010,096	9,445,997	337,424,861
Fidelity Series Intrinsic Opportunities Fund	76,100,455	24,786,324	6,204,376	16,300,297	(99,932)	(13,445,031)	81,137,440
Fidelity Series Investment Grade Bond Fund	992,041	1,057,720	102,641	35,747	(791)	(107,195)	1,839,134
Fidelity Series Large Cap Stock Fund	353,763,962	43,181,686	31,684,596	9,158,107	3,455,387	9,681,072	378,397,511
Fidelity Series Large Cap Value Index Fund	110,855,916	14,180,185	7,082,419	-	793,026	137,489	118,884,197
Fidelity Series Long-Term Treasury Bond Index Fund	237,347,413	65,824,844	10,562,372	3,860,910	(39,784)	(41,609,193)	250,960,908
Fidelity Series Opportunistic Insights Fund	224,522,733	21,658,182	27,894,028	-	238,253	21,767,323	240,292,463
Fidelity Series Overseas Fund	314,994,170	50,659,783	15,648,252	-	2,465,542	(12,558,948)	339,912,295
Fidelity Series Real Estate Income Fund	6,970,083	1,009,621	2,862,489	212,970	(184,807)	123,692	5,056,100
Fidelity Series Short-Term Credit Fund	762,518	86,900	19,102	11,585	416	(1,529)	829,203
Fidelity Series Small Cap Core Fund	-	655,908	14,992	388	566	4,762	646,244
Fidelity Series Small Cap Discovery Fund	32,297,039	4,924,008	3,325,717	75,372	152,441	309,960	34,357,731
Fidelity Series Small Cap Opportunities Fund	108,526,122	13,896,400	9,182,561	564,658	433,869	617,080	114,290,910
Fidelity Series Stock Selector Large Cap Value Fund	247,022,816	29,205,612	20,298,530	-	1,267,410	6,777,494	263,974,802
Fidelity Series Value Discovery Fund	220,424,909	29,530,317	17,286,142	-	1,185,993	2,586,248	236,441,325
	4,109,167,940	627,918,082	374,743,507	34,425,265	11,124,078	32,497,476	4,405,964,069

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	7,214,261	-	7,214,261	-

Domestic Equity Funds	2,201,264,526	2,201,264,526	-	-

International Equity Funds	1,833,107,200	1,833,107,200	-	-

Bond Funds	318,649,223	318,649,223	-	-

Short-Term Funds	59,685,661	59,685,661	-	-
Total Investments in Securities:	4,419,920,871	4,412,706,610	7,214,261	-
Derivative Instruments: Assets
Futures Contracts	2,663,428	2,663,428	-	-
Total Assets	2,663,428	2,663,428	-	-
Liabilities
Futures Contracts	(3,673,316)	(3,673,316)	-	-
Total Liabilities	(3,673,316)	(3,673,316)	-	-
Total Derivative Instruments:	(1,009,888)	(1,009,888)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,663,428	0
Total Equity Risk	2,663,428	0
Interest Rate Risk
Futures Contracts (a)	0	(3,673,316)
Total Interest Rate Risk	0	(3,673,316)
Total Value of Derivatives	2,663,428	(3,673,316)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2060 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $7,213,249)	$7,214,261
Fidelity Central Funds (cost $6,742,541)	6,742,541
Other affiliated issuers (cost $4,494,139,291)	4,405,964,069

Total Investment in Securities (cost $4,508,095,081)		$4,419,920,871
Receivable for investments sold		27,323,230
Receivable for fund shares sold		13,196,992
Distributions receivable from Fidelity Central Funds		34,972
Receivable for daily variation margin on futures contracts		578,959
Total assets		4,461,055,024
Liabilities
Payable for investments purchased	$35,592,227
Payable for fund shares redeemed	2,782,401
Accrued management fee	2,307,870
Other payables and accrued expenses	128,562
Total Liabilities		40,811,060
Net Assets		$4,420,243,964
Net Assets consist of:
Paid in capital		$4,570,410,822
Total accumulated earnings (loss)		(150,166,858)
Net Assets		$4,420,243,964

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2060 Fund :
Net Asset Value, offering price and redemption price per share ($1,057,717,784 ÷ 89,269,497 shares)		$11.85
Class K :
Net Asset Value, offering price and redemption price per share ($2,162,574,571 ÷ 182,366,410 shares)		$11.86
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,199,951,609 ÷ 101,164,406 shares)		$11.86

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$13,949,255
Interest		176,251
Income from Fidelity Central Funds		175,338
Total Income		14,300,844
Expenses
Management fee	$13,655,947
Independent trustees' fees and expenses	7,123
Miscellaneous	128,545
Total expenses before reductions	13,791,615
Expense reductions	(33)
Total expenses after reductions		13,791,582
Net Investment income (loss)		509,262
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(93)
Redemptions in-kind	20,536,678
Affiliated issuers	(9,412,600)
Futures contracts	(11,161,358)
Capital gain distributions from underlying funds:
Affiliated issuers	20,476,010
Total net realized gain (loss)		20,438,637
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(362)
Affiliated issuers	32,497,476
Futures contracts	(105,768)
Total change in net unrealized appreciation (depreciation)		32,391,346
Net gain (loss)		52,829,983
Net increase (decrease) in net assets resulting from operations		$53,339,245
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$509,262	$76,992,280
Net realized gain (loss)	20,438,637	57,891,346
Change in net unrealized appreciation (depreciation)	32,391,346	(345,565,996)
Net increase (decrease) in net assets resulting from operations	53,339,245	(210,682,370)
Distributions to shareholders	(31,285,443)	(336,051,550)

Share transactions - net increase (decrease)	276,653,787	1,008,677,073
Total increase (decrease) in net assets	298,707,589	461,943,153

Net Assets
Beginning of period	4,121,536,375	3,659,593,222
End of period	$4,420,243,964	$4,121,536,375

Financial Highlights
Fidelity Freedom® 2060 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.78	$13.92	$14.89	$9.87	$11.76	$12.20
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.23	.32	.13	.19	.17
Net realized and unrealized gain (loss)	.17	(1.20)	.22	5.43	(1.34)	.01
Total from investment operations	.16	(.97)	.54	5.56	(1.15)	.18
Distributions from net investment income	-	(.23)	(.33)	(.15)	(.19)	(.16)
Distributions from net realized gain	(.09)	(.94)	(1.18)	(.39)	(.55)	(.45)
Total distributions	(.09)	(1.17)	(1.51)	(.54)	(.74)	(.62) C
Net asset value, end of period	$11.85	$11.78	$13.92	$14.89	$9.87	$11.76
Total Return D,E	1.34%	(6.66)%	3.21%	57.57%	(10.80)%	1.78%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75% H,I	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75% H,I	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75% H,I	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	(.10)% H,I	2.03%	2.14%	.99%	1.59%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$1,057,718	$1,234,246	$1,070,581	$891,301	$451,002	$367,472
Portfolio turnover rate J	12% H,K	20% K	28%	18%	25%	16%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2060 Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.79	$13.92	$14.88	$9.86	$11.74	$12.19
Income from Investment Operations
Net investment income (loss) A,B	- C	.25	.34	.14	.20	.19
Net realized and unrealized gain (loss)	.16	(1.21)	.22	5.43	(1.34)	(.01)
Total from investment operations	.16	(.96)	.56	5.57	(1.14)	.18
Distributions from net investment income	-	(.24)	(.34)	(.15)	(.19)	(.17)
Distributions from net realized gain	(.09)	(.94)	(1.18)	(.39)	(.55)	(.45)
Total distributions	(.09)	(1.17) D	(1.52)	(.55) D	(.74)	(.63) D
Net asset value, end of period	$11.86	$11.79	$13.92	$14.88	$9.86	$11.74
Total Return E,F	1.34%	(6.53)%	3.35%	57.77%	(10.66)%	1.80%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.65% I,J	.64%	.64% K	.64%	.64%	.64%
Expenses net of fee waivers, if any	.65% I,J	.64%	.64% K	.64%	.64%	.64%
Expenses net of all reductions	.65% I,J	.64%	.64% K	.64%	.64%	.64%
Net investment income (loss)	-% I,J,L	2.13%	2.24%	1.09%	1.69%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$2,162,575	$1,805,653	$1,829,608	$1,714,287	$933,551	$784,848
Portfolio turnover rate M	12% I,N	20% N	28%	18%	25%	16%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount represents less than .005%.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

NPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2060 Fund Class K6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.78	$13.91	$14.87	$9.85	$11.75	$12.20
Income from Investment Operations
Net investment income (loss) A,B	.01	.26	.36	.16	.22	.20
Net realized and unrealized gain (loss)	.16	(1.20)	.22	5.43	(1.35)	- C
Total from investment operations	.17	(.94)	.58	5.59	(1.13)	.20
Distributions from net investment income	-	(.25)	(.36)	(.17)	(.21)	(.20)
Distributions from net realized gain	(.09)	(.94)	(1.18)	(.40)	(.56)	(.45)
Total distributions	(.09)	(1.19)	(1.54)	(.57)	(.77)	(.65)
Net asset value, end of period	$11.86	$11.78	$13.91	$14.87	$9.85	$11.75
Total Return D,E	1.43%	(6.40)%	3.51%	58.07%	(10.65)%	2.05%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H,I	.49%	.49% J	.49%	.49%	.50% J
Expenses net of fee waivers, if any	.45% H,I	.49%	.49% J	.49%	.49%	.50% J
Expenses net of all reductions	.45% H,I	.49%	.49% J	.49%	.49%	.50% J
Net investment income (loss)	.20% H,I	2.28%	2.39%	1.24%	1.84%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$1,199,952	$1,081,638	$759,404	$539,465	$230,693	$136,574
Portfolio turnover rate K	12% H,L	20% L	28%	18%	25%	16%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2065 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Growth Company Fund	9.2
Fidelity Series Large Cap Stock Fund	8.6
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series International Value Fund	7.6
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Opportunistic Insights Fund	5.4
Fidelity Series Value Discovery Fund	5.3
74.3

Asset Allocation (% of Fund's net assets)

Futures - 3.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2065 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.35% 10/12/23 to 11/2/23 (b) (Cost $1,544,314)	1,550,000	1,544,530

Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	1,739,469	17,586,035
Fidelity Series Blue Chip Growth Fund (c)	3,588,966	48,630,494
Fidelity Series Commodity Strategy Fund (c)	74,226	7,356,542
Fidelity Series Growth Company Fund (c)	5,162,467	90,652,913
Fidelity Series Intrinsic Opportunities Fund (c)	1,856,908	18,179,130
Fidelity Series Large Cap Stock Fund (c)	4,633,649	84,795,783
Fidelity Series Large Cap Value Index Fund (c)	1,901,405	26,638,677
Fidelity Series Opportunistic Insights Fund (c)	3,147,066	53,846,297
Fidelity Series Small Cap Core Fund (c)	14,606	144,306
Fidelity Series Small Cap Discovery Fund (c)	731,904	7,699,632
Fidelity Series Small Cap Opportunities Fund (c)	2,075,604	25,612,955
Fidelity Series Stock Selector Large Cap Value Fund (c)	4,766,605	59,153,572
Fidelity Series Value Discovery Fund (c)	3,619,066	52,983,127
TOTAL DOMESTIC EQUITY FUNDS (Cost $497,802,896)		493,279,463

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,968,372	27,124,161
Fidelity Series Emerging Markets Fund (c)	3,366,654	26,798,564
Fidelity Series Emerging Markets Opportunities Fund (c)	6,681,006	109,368,066
Fidelity Series International Growth Fund (c)	5,027,899	76,072,113
Fidelity Series International Small Cap Fund (c)	1,292,808	19,715,317
Fidelity Series International Value Fund (c)	6,878,020	75,589,435
Fidelity Series Overseas Fund (c)	6,519,261	76,144,964
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $432,347,301)		410,812,620

Bond Funds - 7.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	114,823	854,286
Fidelity Series Emerging Markets Debt Fund (c)	691,532	4,944,456
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	180,728	1,639,201
Fidelity Series Floating Rate High Income Fund (c)	105,669	954,192
Fidelity Series High Income Fund (c)	648,457	5,226,564
Fidelity Series International Credit Fund (c)	4,839	36,967
Fidelity Series Investment Grade Bond Fund (c)	55,979	534,600
Fidelity Series Long-Term Treasury Bond Index Fund (c)	10,695,584	56,258,773
Fidelity Series Real Estate Income Fund (c)	122,847	1,147,387
TOTAL BOND FUNDS (Cost $88,031,185)		71,596,426

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	1,367,987	1,368,260
Fidelity Series Government Money Market Fund 5.41% (c)(f)	11,426,142	11,426,142
Fidelity Series Short-Term Credit Fund (c)	45,362	437,294
TOTAL SHORT-TERM FUNDS (Cost $13,229,061)		13,231,696

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,032,954,757)	990,464,735
NET OTHER ASSETS (LIABILITIES) - 0.0%	122,090
NET ASSETS - 100.0%	990,586,825

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	207	Dec 2023	22,368,938	(393,691)	(393,691)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	231	Dec 2023	24,338,016	(200,972)	(200,972)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	44	Dec 2023	5,006,375	(226,415)	(226,415)

TOTAL PURCHASED					(821,078)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	42	Dec 2023	9,083,550	389,668	389,668
ICE MSCI EAFE Index Contracts (United States)	41	Dec 2023	4,185,075	119,243	119,243
ICE MSCI Emerging Markets Index Contracts (United States)	58	Dec 2023	2,770,950	79,510	79,510

TOTAL SOLD					588,421

TOTAL FUTURES CONTRACTS					(232,657)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $62,317,355.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,544,530.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	882,703	11,007,854	10,522,297	33,406	-	-	1,368,260	0.0%
Total	882,703	11,007,854	10,522,297	33,406	-	-	1,368,260

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	733,992	221,220	33,857	633	(369)	(66,700)	854,286
Fidelity Series All-Sector Equity Fund	14,168,220	3,754,620	1,360,020	-	6,659	1,016,556	17,586,035
Fidelity Series Blue Chip Growth Fund	39,019,659	11,425,945	7,153,462	158,302	230,921	5,107,431	48,630,494
Fidelity Series Canada Fund	23,058,548	7,060,173	3,099,534	-	310,282	(205,308)	27,124,161
Fidelity Series Commodity Strategy Fund	5,608,068	2,313,302	554,420	169,057	(7,640)	(2,768)	7,356,542
Fidelity Series Emerging Markets Debt Fund	3,943,989	1,321,400	183,501	136,103	312	(137,744)	4,944,456
Fidelity Series Emerging Markets Debt Local Currency Fund	1,342,801	374,945	61,602	-	5,705	(22,648)	1,639,201
Fidelity Series Emerging Markets Fund	16,853,770	12,931,377	2,351,393	-	(388,146)	(247,044)	26,798,564
Fidelity Series Emerging Markets Opportunities Fund	91,818,251	24,073,410	5,600,999	-	500,411	(1,423,007)	109,368,066
Fidelity Series Floating Rate High Income Fund	716,111	257,937	34,598	37,150	1,155	13,587	954,192
Fidelity Series Government Money Market Fund 5.41%	7,737,609	6,425,536	2,737,003	246,837	-	-	11,426,142
Fidelity Series Growth Company Fund	72,794,819	21,215,254	11,362,545	-	(627,489)	8,632,874	90,652,913
Fidelity Series High Income Fund	4,008,709	1,478,752	185,508	139,133	1,736	(77,125)	5,226,564
Fidelity Series International Credit Fund	37,871	674	903	674	3	(678)	36,967
Fidelity Series International Growth Fund	60,933,713	21,442,044	2,743,700	-	148,107	(3,708,051)	76,072,113
Fidelity Series International Small Cap Fund	16,635,081	4,828,761	742,006	-	69,457	(1,075,976)	19,715,317
Fidelity Series International Value Fund	60,774,628	18,135,965	5,541,341	-	376,795	1,843,388	75,589,435
Fidelity Series Intrinsic Opportunities Fund	14,716,068	7,631,988	1,119,931	3,591,438	42,574	(3,091,569)	18,179,130
Fidelity Series Investment Grade Bond Fund	238,603	346,517	20,549	9,707	(98)	(29,873)	534,600
Fidelity Series Large Cap Stock Fund	68,372,215	19,229,351	5,205,612	1,966,111	555,552	1,844,277	84,795,783
Fidelity Series Large Cap Value Index Fund	21,429,751	6,411,516	1,312,919	-	112,684	(2,355)	26,638,677
Fidelity Series Long-Term Treasury Bond Index Fund	45,864,811	21,315,443	2,019,940	806,649	(47,061)	(8,854,480)	56,258,773
Fidelity Series Opportunistic Insights Fund	43,395,952	10,974,701	4,908,453	-	(43,300)	4,427,397	53,846,297
Fidelity Series Overseas Fund	60,873,876	20,510,638	2,761,129	-	386,563	(2,864,984)	76,144,964
Fidelity Series Real Estate Income Fund	1,403,353	450,149	692,075	45,250	(14,958)	918	1,147,387
Fidelity Series Short-Term Credit Fund	408,597	39,812	10,555	6,108	229	(789)	437,294
Fidelity Series Small Cap Core Fund	-	147,302	3,201	77	118	87	144,306
Fidelity Series Small Cap Discovery Fund	6,248,121	1,994,528	618,453	15,451	8,912	66,524	7,699,632
Fidelity Series Small Cap Opportunities Fund	20,979,069	6,208,788	1,709,316	124,412	(30,966)	165,380	25,612,955
Fidelity Series Stock Selector Large Cap Value Fund	47,744,260	13,465,274	3,574,501	-	263,886	1,254,653	59,153,572
Fidelity Series Value Discovery Fund	42,604,509	12,779,381	3,040,999	-	264,056	376,180	52,983,127
	794,465,024	258,766,703	70,744,025	7,453,092	2,126,090	2,938,153	987,551,945

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	1,544,530	-	1,544,530	-

Domestic Equity Funds	493,279,463	493,279,463	-	-

International Equity Funds	410,812,620	410,812,620	-	-

Bond Funds	71,596,426	71,596,426	-	-

Short-Term Funds	13,231,696	13,231,696	-	-
Total Investments in Securities:	990,464,735	988,920,205	1,544,530	-
Derivative Instruments: Assets
Futures Contracts	588,421	588,421	-	-
Total Assets	588,421	588,421	-	-
Liabilities
Futures Contracts	(821,078)	(821,078)	-	-
Total Liabilities	(821,078)	(821,078)	-	-
Total Derivative Instruments:	(232,657)	(232,657)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	588,421	0
Total Equity Risk	588,421	0
Interest Rate Risk
Futures Contracts (a)	0	(821,078)
Total Interest Rate Risk	0	(821,078)
Total Value of Derivatives	588,421	(821,078)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2065 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,544,314)	$1,544,530
Fidelity Central Funds (cost $1,368,260)	1,368,260
Other affiliated issuers (cost $1,030,042,183)	987,551,945

Total Investment in Securities (cost $1,032,954,757)		$990,464,735
Cash		39,934
Receivable for investments sold		5,054,234
Receivable for fund shares sold		5,828,531
Distributions receivable from Fidelity Central Funds		7,327
Receivable for daily variation margin on futures contracts		124,988
Receivable from investment adviser for expense reductions		49,640
Total assets		1,001,569,389
Liabilities
Payable for investments purchased	$9,653,697
Payable for fund shares redeemed	755,616
Accrued management fee	509,832
Other payables and accrued expenses	63,419
Total Liabilities		10,982,564
Net Assets		$990,586,825
Net Assets consist of:
Paid in capital		$1,044,873,043
Total accumulated earnings (loss)		(54,286,218)
Net Assets		$990,586,825

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2065 Fund :
Net Asset Value, offering price and redemption price per share ($237,924,267 ÷ 21,950,019 shares)		$10.84
Class K :
Net Asset Value, offering price and redemption price per share ($475,157,464 ÷ 43,745,337 shares)		$10.86
Class K6 :
Net Asset Value, offering price and redemption price per share ($277,505,094 ÷ 25,481,196 shares)		$10.89

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,971,746
Interest		36,413
Income from Fidelity Central Funds		33,406
Total Income		3,041,565
Expenses
Management fee	$2,843,661
Independent trustees' fees and expenses	1,442
Miscellaneous	63,413
Total expenses before reductions	2,908,516
Expense reductions	(49,789)
Total expenses after reductions		2,858,727
Net Investment income (loss)		182,838
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(13)
Redemptions in-kind	4,182,369
Affiliated issuers	(2,056,279)
Futures contracts	(2,263,690)
Capital gain distributions from underlying funds:
Affiliated issuers	4,481,346
Total net realized gain (loss)		4,343,733
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(51)
Affiliated issuers	2,938,153
Futures contracts	(44,387)
Total change in net unrealized appreciation (depreciation)		2,893,715
Net gain (loss)		7,237,448
Net increase (decrease) in net assets resulting from operations		$7,420,286
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$182,838	$12,546,850
Net realized gain (loss)	4,343,733	5,071,036
Change in net unrealized appreciation (depreciation)	2,893,715	(32,017,525)
Net increase (decrease) in net assets resulting from operations	7,420,286	(14,399,639)
Distributions to shareholders	(6,463,372)	(41,459,464)

Share transactions - net increase (decrease)	193,138,990	389,603,089
Total increase (decrease) in net assets	194,095,904	333,743,986

Net Assets
Beginning of period	796,490,921	462,746,935
End of period	$990,586,825	$796,490,921

Financial Highlights
Fidelity Freedom® 2065 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.78	$12.53	$13.10	$8.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.22	.30	.12	.13
Net realized and unrealized gain (loss)	.14	(1.09)	.17	4.74	(1.46)
Total from investment operations	.14	(.87)	.47	4.86	(1.33)
Distributions from net investment income	-	(.20)	(.28)	(.13)	(.12)
Distributions from net realized gain	(.08)	(.68)	(.76)	(.15)	(.03)
Total distributions	(.08)	(.88)	(1.04)	(.28)	(.15)
Net asset value, end of period	$10.84	$10.78	$12.53	$13.10	$8.52
Total Return E,F	1.32%	(6.64)%	3.25%	57.49%	(13.60)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.75% I,J	.75%	.75%	.75%	.76% I,K
Expenses net of fee waivers, if any	.74% I,J	.75%	.75%	.75%	.76% I,K
Expenses net of all reductions	.74% I,J	.75%	.75%	.75%	.76% I,K
Net investment income (loss)	(.08)% I,J	2.09%	2.24%	1.07%	1.71% I
Supplemental Data
Net assets, end of period (000 omitted)	$237,924	$249,369	$143,463	$68,876	$13,332
Portfolio turnover rate L	11% I,M	17% M	23%	13%	33% I

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2065 Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.80	$12.54	$13.11	$8.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.23	.31	.14	.13
Net realized and unrealized gain (loss)	.14	(1.08)	.17	4.74	(1.45)
Total from investment operations	.14	(.85)	.48	4.88	(1.32)
Distributions from net investment income	-	(.21)	(.29)	(.13)	(.13)
Distributions from net realized gain	(.08)	(.68)	(.76)	(.16)	(.03)
Total distributions	(.08)	(.89)	(1.05)	(.29)	(.16)
Net asset value, end of period	$10.86	$10.80	$12.54	$13.11	$8.52
Total Return E,F	1.32%	(6.49)%	3.30%	57.72%	(13.55)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.65% I,J	.64%	.64% K	.64%	.65% I,K
Expenses net of fee waivers, if any	.64% I,J	.64%	.64% K	.64%	.65% I,K
Expenses net of all reductions	.64% I,J	.64%	.64% K	.64%	.65% I,K
Net investment income (loss)	.03% I,J	2.19%	2.34%	1.18%	1.81% I
Supplemental Data
Net assets, end of period (000 omitted)	$475,157	$326,070	$213,091	$113,107	$20,387
Portfolio turnover rate L	11% I,M	17% M	23%	13%	33% I

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2065 Fund Class K6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.82	$12.56	$13.13	$8.53	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.25	.33	.15	.15
Net realized and unrealized gain (loss)	.14	(1.08)	.17	4.75	(1.46)
Total from investment operations	.15	(.83)	.50	4.90	(1.31)
Distributions from net investment income	-	(.22)	(.31)	(.14)	(.13)
Distributions from net realized gain	(.08)	(.69)	(.76)	(.16)	(.03)
Total distributions	(.08)	(.91)	(1.07)	(.30)	(.16)
Net asset value, end of period	$10.89	$10.82	$12.56	$13.13	$8.53
Total Return D,E	1.41%	(6.32)%	3.43%	57.93%	(13.43)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.46% H,I	.49%	.49% J	.49%	.50% H,J
Expenses net of fee waivers, if any	.45% H,I	.49%	.49% J	.49%	.50% H,J
Expenses net of all reductions	.45% H,I	.49%	.49% J	.49%	.50% H,J
Net investment income (loss)	.22% H,I	2.34%	2.49%	1.33%	1.97% H
Supplemental Data
Net assets, end of period (000 omitted)	$277,505	$221,052	$106,193	$43,461	$6,094
Portfolio turnover rate K	11% H,L	17% L	23%	13%	33% H

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended September 30, 2023

1. Organization.
Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund and Fidelity Freedom 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Fidelity Freedom, Class K and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The aggregate value of investments by input level as of September 30, 2023 is included at the end of each Fund's Schedule of Investments.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Freedom 2015 Fund	22,168
Fidelity Freedom 2020 Fund	336,430
Fidelity Freedom 2025 Fund	341,176
Fidelity Freedom 2030 Fund	375,754
Fidelity Freedom 2035 Fund	204,463
Fidelity Freedom 2040 Fund	178,452
Fidelity Freedom 2045 Fund	52,078
Fidelity Freedom 2050 Fund	105,045

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Income Fund	$2,217,126,102	$93,118,628	$ (200,453,089)	$ (107,334,461)
Fidelity Freedom 2005 Fund	719,711,882	30,389,385	(78,839,498)	(48,450,113)
Fidelity Freedom 2010 Fund	3,705,691,707	249,882,883	(413,165,567)	(163,282,684)
Fidelity Freedom 2015 Fund	5,208,949,185	482,983,276	(566,975,827)	(83,992,551)
Fidelity Freedom 2020 Fund	15,237,450,508	1,774,386,716	(1,747,136,447)	27,250,269
Fidelity Freedom 2025 Fund	21,690,648,072	2,570,549,649	(2,416,524,397)	154,025,252
Fidelity Freedom 2030 Fund	29,785,457,853	3,711,004,787	(2,898,295,965)	812,708,822
Fidelity Freedom 2035 Fund	23,218,204,097	3,219,749,478	(1,862,752,293)	1,356,997,185
Fidelity Freedom 2040 Fund	22,479,771,562	3,675,993,139	(1,412,294,583)	2,263,698,556
Fidelity Freedom 2045 Fund	15,985,292,859	2,265,359,042	(1,044,931,661)	1,220,427,381
Fidelity Freedom 2050 Fund	14,657,773,033	1,971,854,195	(976,767,576)	995,086,620
Fidelity Freedom 2055 Fund	9,048,988,102	748,837,580	(673,987,903)	74,849,677
Fidelity Freedom 2060 Fund	4,575,434,407	231,589,750	(388,113,174)	(156,523,424)
Fidelity Freedom 2065 Fund	1,048,506,683	32,477,632	(90,752,237)	(58,274,605)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Freedom Income Fund	$ (16,543,804)	$ (17,745,342)	$ (34,289,146)
Fidelity Freedom 2005 Fund	(6,124,859)	(4,385,598)	(10,510,457)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2022 to March 31, 2023, and ordinary losses recognized during the period January 1, 2023 to March 31, 2023. Loss deferrals were as follows:

	Capital losses	Ordinary losses

Fidelity Freedom 2010 Fund	$(21,039,713)	$-
Fidelity Freedom 2015 Fund	(9,518,144)	-
Fidelity Freedom 2025 Fund	(27,924,423)	-
Fidelity Freedom 2040 Fund	-	(14,732,240)
Fidelity Freedom 2045 Fund	-	(12,977,480)
Fidelity Freedom 2050 Fund	-	(11,620,909)
Fidelity Freedom 2055 Fund	-	(6,330,366)
Fidelity Freedom 2060 Fund	-	(2,897,105)
Fidelity Freedom 2065 Fund	-	(528,029)

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Freedom Income Fund
Equity Risk
Futures Contracts	(2,301,471)	2,980,149
Total Equity Risk	(2,301,471)	2,980,149
Interest Rate Risk
Futures Contracts	(3,610,869)	(2,890,746)
Total Interest Rate Risk	(3,610,869)	(2,890,746)
Totals	(5,912,340)	89,403
Fidelity Freedom 2005 Fund
Equity Risk
Futures Contracts	(746,060)	971,800
Total Equity Risk	(746,060)	971,800
Interest Rate Risk
Futures Contracts	(1,154,155)	(912,779)
Total Interest Rate Risk	(1,154,155)	(912,779)
Totals	(1,900,215)	59,021
Fidelity Freedom 2010 Fund
Equity Risk
Futures Contracts	(3,588,760)	5,002,631
Total Equity Risk	(3,588,760)	5,002,631
Interest Rate Risk
Futures Contracts	(6,017,014)	(4,827,746)
Total Interest Rate Risk	(6,017,014)	(4,827,746)
Totals	(9,605,774)	174,885
Fidelity Freedom 2015 Fund
Equity Risk
Futures Contracts	(5,071,629)	7,297,475
Total Equity Risk	(5,071,629)	7,297,475
Interest Rate Risk
Futures Contracts	(8,738,663)	(7,008,467)
Total Interest Rate Risk	(8,738,663)	(7,008,467)
Totals	(13,810,292)	289,008
Fidelity Freedom 2020 Fund
Equity Risk
Futures Contracts	(15,485,020)	21,953,534
Total Equity Risk	(15,485,020)	21,953,534
Interest Rate Risk
Futures Contracts	(26,344,737)	(20,964,992)
Total Interest Rate Risk	(26,344,737)	(20,964,992)
Totals	(41,829,757)	988,542
Fidelity Freedom 2025 Fund
Equity Risk
Futures Contracts	(21,270,817)	30,526,796
Total Equity Risk	(21,270,817)	30,526,796
Interest Rate Risk
Futures Contracts	(37,460,231)	(29,691,988)
Total Interest Rate Risk	(37,460,231)	(29,691,988)
Totals	(58,731,048)	834,808
Fidelity Freedom 2030 Fund
Equity Risk
Futures Contracts	(27,960,618)	41,983,176
Total Equity Risk	(27,960,618)	41,983,176
Interest Rate Risk
Futures Contracts	(51,783,896)	(40,965,451)
Total Interest Rate Risk	(51,783,896)	(40,965,451)
Totals	(79,744,514)	1,017,725
Fidelity Freedom 2035 Fund
Equity Risk
Futures Contracts	(21,394,075)	33,894,867
Total Equity Risk	(21,394,075)	33,894,867
Interest Rate Risk
Futures Contracts	(41,390,459)	(32,660,926)
Total Interest Rate Risk	(41,390,459)	(32,660,926)
Totals	(62,784,534)	1,233,941
Fidelity Freedom 2040 Fund
Equity Risk
Futures Contracts	(22,887,531)	33,538,410
Total Equity Risk	(22,887,531)	33,538,410
Interest Rate Risk
Futures Contracts	(42,083,929)	(32,845,933)
Total Interest Rate Risk	(42,083,929)	(32,845,933)
Totals	(64,971,460)	692,477
Fidelity Freedom 2045 Fund
Equity Risk
Futures Contracts	(16,407,780)	22,629,464
Total Equity Risk	(16,407,780)	22,629,464
Interest Rate Risk
Futures Contracts	(29,205,850)	(22,757,145)
Total Interest Rate Risk	(29,205,850)	(22,757,145)
Totals	(45,613,630)	(127,681)
Fidelity Freedom 2050 Fund
Equity Risk
Futures Contracts	(14,853,109)	20,501,707
Total Equity Risk	(14,853,109)	20,501,707
Interest Rate Risk
Futures Contracts	(26,650,526)	(20,619,277)
Total Interest Rate Risk	(26,650,526)	(20,619,277)
Totals	(41,503,635)	(117,570)
Fidelity Freedom 2055 Fund
Equity Risk
Futures Contracts	(8,422,958)	11,800,212
Total Equity Risk	(8,422,958)	11,800,212
Interest Rate Risk
Futures Contracts	(15,383,589)	(11,915,198)
Total Interest Rate Risk	(15,383,589)	(11,915,198)
Totals	(23,806,547)	(114,986)
Fidelity Freedom 2060 Fund
Equity Risk
Futures Contracts	(3,862,803)	5,571,757
Total Equity Risk	(3,862,803)	5,571,757
Interest Rate Risk
Futures Contracts	(7,298,555)	(5,677,525)
Total Interest Rate Risk	(7,298,555)	(5,677,525)
Totals	(11,161,358)	(105,768)
Fidelity Freedom 2065 Fund
Equity Risk
Futures Contracts	(721,921)	1,147,841
Total Equity Risk	(721,921)	1,147,841
Interest Rate Risk
Futures Contracts	(1,541,769)	(1,192,228)
Total Interest Rate Risk	(1,541,769)	(1,192,228)
Totals	(2,263,690)	(44,387)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Income Fund	81,549,834	232,762,426
Fidelity Freedom 2005 Fund	45,120,250	86,658,602
Fidelity Freedom 2010 Fund	181,343,730	399,547,346
Fidelity Freedom 2015 Fund	290,467,494	633,150,286
Fidelity Freedom 2020 Fund	908,983,063	2,127,168,219
Fidelity Freedom 2025 Fund	1,354,871,097	2,465,099,080
Fidelity Freedom 2030 Fund	2,092,165,361	2,551,933,224
Fidelity Freedom 2035 Fund	1,924,811,010	1,943,302,172
Fidelity Freedom 2040 Fund	1,802,675,889	1,959,361,038
Fidelity Freedom 2045 Fund	1,294,409,762	1,148,256,152
Fidelity Freedom 2050 Fund	1,262,362,386	1,092,687,437
Fidelity Freedom 2055 Fund	953,553,107	621,592,234
Fidelity Freedom 2060 Fund	627,918,082	273,340,051
Fidelity Freedom 2065 Fund	258,766,703	48,515,232

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Freedom Income Fund	1,646,221	702,892	16,744,872	Class K, Class K6
Fidelity Freedom 2005 Fund	385,183	85,963	4,157,740	Class K, Class K6
Fidelity Freedom 2010 Fund	809,353	545,028	10,726,816	Class K, Class K6
Fidelity Freedom 2015 Fund	2,118,694	2,409,844	22,917,826	Class K, Class K6
Fidelity Freedom 2020 Fund	6,480,893	12,142,460	87,803,359	Class K, Class K6
Fidelity Freedom 2025 Fund	15,952,881	37,307,085	200,343,050	Class K, Class K6
Fidelity Freedom 2030 Fund	23,479,382	77,898,362	371,345,538	Class K, Class K6
Fidelity Freedom 2035 Fund	24,198,705	81,203,628	333,787,954	Class K, Class K6
Fidelity Freedom 2040 Fund	37,592,623	104,959,217	371,382,823	Class K, Class K6
Fidelity Freedom 2045 Fund	25,818,342	86,139,791	293,174,458	Class K, Class K6
Fidelity Freedom 2050 Fund	23,664,297	79,102,676	271,315,498	Class K, Class K6
Fidelity Freedom 2055 Fund	14,457,002	47,148,204	191,824,543	Class K, Class K6
Fidelity Freedom 2060 Fund	8,328,814	20,536,678	101,414,231	Class K, Class K6
Fidelity Freedom 2065 Fund	1,995,466	4,182,369	22,257,375	Class K, Class K6

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Freedom Income Fund	2,792,465	1,156,999	28,285,197	Class K, Class K6
Fidelity Freedom 2005 Fund	850,489	200,288	9,180,483	Class K, Class K6
Fidelity Freedom 2010 Fund	2,362,726	1,505,189	30,816,973	Class K, Class K6
Fidelity Freedom 2015 Fund	4,355,786	4,662,916	46,189,759	Class K, Class K6
Fidelity Freedom 2020 Fund	15,231,262	26,744,273	201,188,913	Class K, Class K6
Fidelity Freedom 2025 Fund	32,801,411	60,505,196	395,393,926	Class K, Class K6
Fidelity Freedom 2030 Fund	33,525,028	87,726,810	507,241,361	Class K, Class K6
Fidelity Freedom 2035 Fund	54,022,880	139,918,149	696,482,388	Class K, Class K6
Fidelity Freedom 2040 Fund	69,314,160	150,029,647	636,050,362	Class K, Class K6
Fidelity Freedom 2045 Fund	54,098,869	142,542,296	568,612,905	Class K, Class K6
Fidelity Freedom 2050 Fund	42,270,857	113,346,062	450,649,966	Class K, Class K6
Fidelity Freedom 2055 Fund	22,005,632	57,975,133	271,349,686	Class K, Class K6
Fidelity Freedom 2060 Fund	12,198,690	23,179,494	138,016,389	Class K, Class K6
Fidelity Freedom 2065 Fund	2,024,158	3,352,514	20,921,383	Class K, Class K6

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Freedom 2065 Fund, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Fidelity Freedom Class)	Annual % of Class-Level Average Net Assets (Classes K, K6)
Fidelity Freedom Income Fund	.465%	.415%
Fidelity Freedom 2005 Fund	.465%	.415%
Fidelity Freedom 2010 Fund	.482%	.428%
Fidelity Freedom 2015 Fund	.525%	.461%
Fidelity Freedom 2020 Fund	.567%	.496%
Fidelity Freedom 2025 Fund	.610%	.531%
Fidelity Freedom 2030 Fund	.652%	.566%
Fidelity Freedom 2035 Fund	.695%	.601%
Fidelity Freedom 2040 Fund	.737%	.636%
Fidelity Freedom 2045 Fund	.746%	.643%
Fidelity Freedom 2050 Fund	.746%	.643%
Fidelity Freedom 2055 Fund	.746%	.643%
Fidelity Freedom 2060 Fund	.746%	.643%
Fidelity Freedom 2065 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Freedom Income Fund	.24%
Fidelity Freedom 2005 Fund	.24%
Fidelity Freedom 2010 Fund	.25%
Fidelity Freedom 2015 Fund	.27%
Fidelity Freedom 2020 Fund	.30%
Fidelity Freedom 2025 Fund	.34%
Fidelity Freedom 2030 Fund	.37%
Fidelity Freedom 2035 Fund	.41%
Fidelity Freedom 2040 Fund	.44%
Fidelity Freedom 2045 Fund	.45%
Fidelity Freedom 2050 Fund	.45%
Fidelity Freedom 2055 Fund	.45%
Fidelity Freedom 2060 Fund	.45%
Fidelity Freedom 2065 Fund	.45%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Changes in Net Assets.

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:
	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Freedom Income Fund	54,530,724	1,668,436
Fidelity Freedom 2005 Fund	16,551,420	508,469
Fidelity Freedom 2010 Fund	72,531,100	2,283,284
Fidelity Freedom 2015 Fund	89,345,554	2,894,801
Fidelity Freedom 2020 Fund	221,369,551	7,067,489
Fidelity Freedom 2025 Fund	235,123,384	7,726,440
Fidelity Freedom 2030 Fund	220,978,796	7,962,148
7. Expense Reductions.
The investment adviser contractually agreed to reimburse certain Funds to the extent proxy and shareholder meeting expenses exceeded .003% of class-level average net assets on an annual basis. This reimbursement will remain in place through July 31, 2025. During the period this reimbursement reduced each applicable Fund's expenses as follows:

Reimbursement
Fund Name
Fidelity Freedom 2065 Fund	$11,631
Fidelity Freedom 2065 Fund Class K	$24,171
Fidelity Freedom 2065 Fund Class K6	$13,838

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Freedom Income Fund	$66
Fidelity Freedom 2005 Fund	72
Fidelity Freedom 2010 Fund	31
Fidelity Freedom 2015 Fund	28
Fidelity Freedom 2020 Fund	12
Fidelity Freedom 2025 Fund	19
Fidelity Freedom 2030 Fund	30
Fidelity Freedom 2035 Fund	4
Fidelity Freedom 2040 Fund	7
Fidelity Freedom 2045 Fund	19
Fidelity Freedom 2055 Fund	13
Fidelity Freedom 2060 Fund	33
Fidelity Freedom 2065 Fund	149

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2023	Year ended March 31, 2023
Fidelity Freedom Income Fund
Distributions to shareholders
Fidelity Freedom Income Fund	$13,889,431	$93,707,743
Class K	5,680,888	37,735,084
Class K6	2,592,770	15,361,535
Total	$22,163,089	$146,804,362
Fidelity Freedom 2005 Fund
Distributions to shareholders
Fidelity Freedom 2005 Fund	$1,294,592	$ 28,436,602
Class K	626,223	14,138,014
Class K6	318,818	5,628,938
Total	$2,239,633	$48,203,554
Fidelity Freedom 2010 Fund
Distributions to shareholders
Fidelity Freedom 2010 Fund	$ 7,466,696	$ 201,328,007
Class K	2,180,286	61,549,728
Class K6	879,859	20,759,593
Total	$10,526,841	$283,637,328
Fidelity Freedom 2015 Fund
Distributions to shareholders
Fidelity Freedom 2015 Fund	$6,315,052	$304,042,846
Class K	2,611,390	126,500,160
Class K6	1,279,299	49,039,865
Total	$10,205,741	$479,582,871
Fidelity Freedom 2020 Fund
Distributions to shareholders
Fidelity Freedom 2020 Fund	$14,145,778	$931,893,168
Class K	8,017,252	552,144,664
Class K6	4,293,549	204,567,476
Total	$26,456,579	$1,688,605,308
Fidelity Freedom 2025 Fund
Distributions to shareholders
Fidelity Freedom 2025 Fund	$8,100,013	$1,025,111,793
Class K	7,798,716	824,832,049
Class K6	5,039,407	355,841,119
Total	$20,938,136	$2,205,784,961
Fidelity Freedom 2030 Fund
Distributions to shareholders
Fidelity Freedom 2030 Fund	$ -	$1,361,350,057
Class K	-	1,129,642,350
Class K6	1,518,099	493,300,818
Total	$1,518,099	$2,984,293,225
Fidelity Freedom 2035 Fund
Distributions to shareholders
Fidelity Freedom 2035 Fund	$26,554,547	$1,056,156,455
Class K	24,338,785	975,497,756
Class K6	16,034,501	468,714,835
Total	$66,927,833	$2,500,369,046
Fidelity Freedom 2040 Fund
Distributions to shareholders
Fidelity Freedom 2040 Fund	$39,925,274	$1,159,770,805
Class K	33,145,627	1,076,636,624
Class K6	19,381,187	510,006,630
Total	$92,452,088	$2,746,414,059
Fidelity Freedom 2045 Fund
Distributions to shareholders
Fidelity Freedom 2045 Fund	$37,020,634	$648,573,221
Class K	39,107,433	769,470,831
Class K6	23,586,223	382,216,277
Total	$99,714,290	$1,800,260,329
Fidelity Freedom 2050 Fund
Distributions to shareholders
Fidelity Freedom 2050 Fund	$27,465,196	$546,237,626
Class K	32,037,128	716,723,092
Class K6	18,673,592	333,880,251
Total	$78,175,916	$1,596,840,969
Fidelity Freedom 2055 Fund
Distributions to shareholders
Fidelity Freedom 2055 Fund	$19,307,387	$260,447,822
Class K	25,652,419	392,768,689
Class K6	14,945,907	181,131,995
Total	$59,905,713	$834,348,506
Fidelity Freedom 2060 Fund
Distributions to shareholders
Fidelity Freedom 2060 Fund	$9,322,191	$98,510,288
Class K	13,649,714	160,384,691
Class K6	8,313,538	77,156,571
Total	$31,285,443	$336,051,550
Fidelity Freedom 2065 Fund
Distributions to shareholders
Fidelity Freedom 2065 Fund	$2,004,970	$12,830,517
Class K	2,654,146	18,046,340
Class K6	1,804,256	10,582,607
Total	$6,463,372	$41,459,464

9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2023	Year ended March 31, 2023	Six months ended September 30, 2023	Year ended March 31, 2023
Fidelity Freedom Income Fund
Shares sold	4,172,171	11,733,568	$42,713,967	$121,213,195
Reinvestment of distributions	1,302,068	8,839,479	13,320,138	90,716,259
Shares redeemed	(26,338,262)	(35,690,896)	(268,572,247)	(368,902,365)
Net increase (decrease)	(20,864,023)	(15,117,849)	$(212,538,142)	$(156,972,911)
Class K
Shares sold	16,012,872	10,131,903	$162,636,988	$104,934,856
Reinvestment of distributions	556,414	3,678,349	5,680,888	37,721,410
Shares redeemed	(9,378,432)	(27,640,795)	(95,633,063)	(285,445,186)
Net increase (decrease)	7,190,854	(13,830,543)	$72,684,813	$(142,788,920)
Class K6
Shares sold	2,427,709	8,927,914	$24,765,038	$92,513,404
Reinvestment of distributions	254,121	1,503,295	2,592,770	15,361,535
Shares redeemed	(5,142,494)	(9,715,573)	(52,489,609)	(99,772,116)
Net increase (decrease)	(2,460,664)	715,636	$(25,131,801)	$8,102,823
Fidelity Freedom 2005 Fund
Shares sold	1,272,451	3,616,766	$13,798,186	$39,574,536
Reinvestment of distributions	115,418	2,564,703	1,252,286	27,757,723
Shares redeemed	(8,021,563)	(10,876,426)	(86,738,131)	(119,486,955)
Net increase (decrease)	(6,633,694)	(4,694,957)	$(71,687,659)	$(52,154,696)
Class K
Shares sold	5,616,856	4,027,513	$60,529,625	$43,852,350
Reinvestment of distributions	57,823	1,307,438	626,223	14,138,014
Shares redeemed	(3,420,642)	(10,412,162)	(36,925,195)	(113,763,772)
Net increase (decrease)	2,254,037	(5,077,211)	$24,230,653	$(55,773,408)
Class K6
Shares sold	1,598,203	3,891,015	$17,272,854	$42,750,934
Reinvestment of distributions	29,548	523,767	318,818	5,628,938
Shares redeemed	(1,817,856)	(3,969,148)	(19,600,659)	(43,280,842)
Net increase (decrease)	(190,105)	445,634	$(2,008,987)	$5,099,030
Fidelity Freedom 2010 Fund
Shares sold	3,139,158	9,153,599	$41,778,396	$122,240,569
Reinvestment of distributions	543,522	14,772,108	7,223,128	195,911,047
Shares redeemed	(29,649,589)	(40,711,151)	(394,567,103)	(543,255,558)
Net increase (decrease)	(25,966,909)	(16,785,444)	$(345,565,579)	$(225,103,942)
Class K
Shares sold	16,350,771	6,563,341	$217,258,613	$88,233,608
Reinvestment of distributions	164,178	4,637,635	2,180,286	61,549,728
Shares redeemed	(7,772,808)	(25,141,374)	(103,439,193)	(336,815,704)
Net increase (decrease)	8,742,141	(13,940,398)	$115,999,706	$(187,032,368)
Class K6
Shares sold	2,158,608	7,037,186	$28,583,182	$93,972,526
Reinvestment of distributions	66,606	1,575,693	879,859	20,759,593
Shares redeemed	(3,563,135)	(8,852,760)	(47,110,497)	(116,796,214)
Net increase (decrease)	(1,337,921)	(239,881)	$(17,647,456)	$(2,064,095)
Fidelity Freedom 2015 Fund
Shares sold	6,278,338	19,772,095	$68,142,129	$214,491,415
Reinvestment of distributions	564,082	27,440,166	6,092,088	295,752,592
Shares redeemed	(59,405,632)	(75,576,300)	(645,828,153)	(820,264,054)
Net increase (decrease)	(52,563,212)	(28,364,039)	$(571,593,936)	$(310,020,047)
Class K
Shares sold	37,738,249	14,413,136	$409,906,650	$156,833,288
Reinvestment of distributions	242,020	11,736,392	2,611,390	126,500,160
Shares redeemed	(17,991,198)	(60,388,780)	(195,050,188)	(655,619,419)
Net increase (decrease)	19,989,071	(34,239,252)	$217,467,852	$(372,285,971)
Class K6
Shares sold	5,055,096	19,183,878	$54,596,389	$207,622,113
Reinvestment of distributions	119,115	4,583,761	1,279,299	49,039,865
Shares redeemed	(8,790,530)	(22,123,500)	(94,885,779)	(236,731,261)
Net increase (decrease)	(3,616,319)	1,644,139	$(39,010,091)	$19,930,717
Fidelity Freedom 2020 Fund
Shares sold	21,552,120	66,561,773	$292,577,617	$900,118,543
Reinvestment of distributions	1,003,028	66,806,330	13,490,724	896,926,789
Shares redeemed	(151,544,954)	(180,282,702)	(2,059,509,615)	(2,434,821,630)
Net increase (decrease)	(128,989,806)	(46,914,599)	$(1,753,441,274)	$(637,776,298)
Class K
Shares sold	98,876,818	44,960,002	$1,343,830,838	$607,390,642
Reinvestment of distributions	596,078	41,053,158	8,017,252	552,102,232
Shares redeemed	(58,316,222)	(193,468,155)	(790,962,450)	(2,608,975,839)
Net increase (decrease)	41,156,674	(107,454,995)	$560,885,640	$(1,449,482,965)
Class K6
Shares sold	15,056,099	55,866,402	$203,705,003	$758,388,103
Reinvestment of distributions	320,653	15,327,253	4,293,549	204,567,476
Shares redeemed	(29,333,055)	(60,335,546)	(396,041,066)	(804,707,981)
Net increase (decrease)	(13,956,303)	10,858,109	$(188,042,514)	$158,247,598
Fidelity Freedom 2025 Fund
Shares sold	51,053,164	122,275,979	$640,875,703	$1,511,191,205
Reinvestment of distributions	626,519	80,717,336	7,775,094	995,081,347
Shares redeemed	(227,977,169)	(206,425,457)	(2,866,708,778)	(2,557,838,073)
Net increase (decrease)	(176,297,486)	(3,432,142)	$(2,218,057,981)	$(51,565,521)
Class K
Shares sold	181,169,148	105,930,085	$2,275,986,358	$1,311,618,185
Reinvestment of distributions	629,436	66,897,448	7,798,716	824,691,460
Shares redeemed	(100,681,385)	(286,651,135)	(1,262,342,343)	(3,541,267,446)
Net increase (decrease)	81,117,199	(113,823,602)	$1,021,442,731	$(1,404,957,801)
Class K6
Shares sold	36,684,468	118,417,535	$458,678,549	$1,463,055,495
Reinvestment of distributions	408,049	29,054,525	5,039,407	355,841,119
Shares redeemed	(54,679,959)	(101,880,616)	(682,547,993)	(1,244,746,806)
Net increase (decrease)	(17,587,442)	45,591,444	$(218,830,037)	$574,149,808
Fidelity Freedom 2030 Fund
Shares sold	52,654,527	114,100,760	$830,367,631	$1,760,864,252
Reinvestment of distributions	-	86,521,522	-	1,330,819,855
Shares redeemed	(207,811,595)	(156,013,836)	(3,291,583,243)	(2,410,101,838)
Net increase (decrease)	(155,157,068)	44,608,446	$(2,461,215,612)	$681,582,269
Class K
Shares sold	193,726,461	114,965,477	$3,066,865,261	$1,776,272,588
Reinvestment of distributions	-	73,379,174	-	1,129,492,082
Shares redeemed	(89,766,371)	(264,131,828)	(1,416,361,312)	(4,060,437,665)
Net increase (decrease)	103,960,090	(75,787,177)	$1,650,503,949	$(1,154,672,995)
Class K6
Shares sold	42,236,301	124,236,577	$664,443,298	$1,921,289,999
Reinvestment of distributions	98,068	32,281,175	1,518,099	493,300,817
Shares redeemed	(54,155,413)	(78,664,378)	(850,236,802)	(1,197,716,360)
Net increase (decrease)	(11,821,044)	77,853,374	$(184,275,405)	$1,216,874,456
Fidelity Freedom 2035 Fund
Shares sold	52,853,894	104,526,753	$724,398,260	$1,394,780,640
Reinvestment of distributions	1,921,563	78,070,804	25,748,958	1,034,553,674
Shares redeemed	(184,063,744)	(110,745,951)	(2,537,547,874)	(1,472,943,778)
Net increase (decrease)	(129,288,287)	71,851,606	$(1,787,400,656)	$956,390,536
Class K
Shares sold	187,896,291	125,939,460	$2,586,756,938	$1,674,322,396
Reinvestment of distributions	1,817,684	73,570,667	24,338,785	975,451,004
Shares redeemed	(83,826,632)	(232,489,030)	(1,149,550,279)	(3,089,982,032)
Net increase (decrease)	105,887,343	(32,978,903)	$1,461,545,444	$(440,208,632)
Class K6
Shares sold	45,037,600	135,522,117	$615,921,702	$1,793,656,121
Reinvestment of distributions	1,201,086	35,601,393	16,034,501	468,714,835
Shares redeemed	(51,098,118)	(79,441,349)	(696,835,473)	(1,037,499,207)
Net increase (decrease)	(4,859,432)	91,682,161	$(64,879,270)	$1,224,871,749
Fidelity Freedom 2040 Fund
Shares sold	66,708,616	134,787,518	$653,335,834	$1,270,570,089
Reinvestment of distributions	4,087,845	120,885,745	38,875,402	1,135,723,688
Shares redeemed	(229,582,276)	(152,754,304)	(2,269,597,929)	(1,435,168,636)
Net increase (decrease)	(158,785,815)	102,918,959	$(1,577,386,693)	$971,125,141
Class K
Shares sold	230,836,916	164,911,631	$2,281,878,994	$1,555,031,870
Reinvestment of distributions	3,481,683	114,449,241	33,145,627	1,076,623,153
Shares redeemed	(118,949,567)	(330,074,261)	(1,167,678,488)	(3,096,358,595)
Net increase (decrease)	115,369,032	(50,713,389)	$1,147,346,133	$(464,703,572)
Class K6
Shares sold	61,325,357	182,918,817	$599,632,329	$1,716,787,034
Reinvestment of distributions	2,044,429	54,650,467	19,381,187	510,006,630
Shares redeemed	(70,375,338)	(102,176,846)	(685,120,168)	(943,082,424)
Net increase (decrease)	(7,005,552)	135,392,438	$(66,106,652)	$1,283,711,240
Fidelity Freedom 2045 Fund
Shares sold	47,845,783	93,182,701	$538,472,436	$1,008,457,491
Reinvestment of distributions	3,286,598	58,925,334	35,856,788	634,840,147
Shares redeemed	(140,285,951)	(78,937,342)	(1,592,148,769)	(853,520,168)
Net increase (decrease)	(89,153,570)	73,170,693	$(1,017,819,545)	$789,777,470
Class K
Shares sold	155,691,584	126,720,035	$1,763,512,445	$1,365,139,539
Reinvestment of distributions	3,584,549	71,370,024	39,107,433	769,443,098
Shares redeemed	(83,637,607)	(213,069,379)	(942,631,342)	(2,299,855,761)
Net increase (decrease)	75,638,526	(14,979,320)	$859,988,536	$(165,273,124)
Class K6
Shares sold	47,125,308	135,154,849	$528,532,871	$1,451,372,765
Reinvestment of distributions	2,171,844	35,734,394	23,586,223	382,216,277
Shares redeemed	(42,474,399)	(77,147,093)	(475,154,176)	(815,455,974)
Net increase (decrease)	6,822,753	93,742,150	$76,964,918	$1,018,133,068
Fidelity Freedom 2050 Fund
Shares sold	43,065,920	91,859,133	$490,652,951	$1,005,576,748
Reinvestment of distributions	2,404,491	48,974,837	26,545,578	533,354,532
Shares redeemed	(124,352,197)	(74,165,063)	(1,428,317,930)	(807,120,689)
Net increase (decrease)	(78,881,786)	66,668,907	$(911,119,401)	$731,810,591
Class K
Shares sold	141,121,256	128,976,759	$1,616,178,455	$1,400,946,000
Reinvestment of distributions	2,901,914	65,790,806	32,037,128	716,710,998
Shares redeemed	(79,368,654)	(203,061,472)	(904,633,276)	(2,204,962,501)
Net increase (decrease)	64,654,516	(8,293,907)	$743,582,307	$(87,305,503)
Class K6
Shares sold	47,158,091	126,679,678	$536,093,747	$1,380,810,674
Reinvestment of distributions	1,694,518	30,816,548	18,673,592	333,880,251
Shares redeemed	(38,847,059)	(65,048,456)	(441,436,412)	(697,317,149)
Net increase (decrease)	10,005,550	92,447,770	$113,330,927	$1,017,373,776
Fidelity Freedom 2055 Fund
Shares sold	27,712,842	59,040,603	$365,220,137	$747,564,289
Reinvestment of distributions	1,447,139	20,068,742	18,494,433	252,925,503
Shares redeemed	(66,084,979)	(35,380,538)	(877,903,543)	(447,081,656)
Net increase (decrease)	(36,924,998)	43,728,807	$(494,188,973)	$553,408,136
Class K
Shares sold	83,949,221	87,583,086	$1,111,973,893	$1,104,237,262
Reinvestment of distributions	2,005,662	31,123,420	25,652,419	392,761,679
Shares redeemed	(46,640,051)	(105,485,578)	(616,214,251)	(1,331,832,975)
Net increase (decrease)	39,314,832	13,220,928	$521,412,061	$165,165,966
Class K6
Shares sold	32,345,988	78,181,685	$425,856,884	$984,704,549
Reinvestment of distributions	1,171,309	14,436,718	14,945,907	181,131,995
Shares redeemed	(21,673,642)	(37,060,269)	(285,112,118)	(460,375,082)
Net increase (decrease)	11,843,655	55,558,134	$155,690,673	$705,461,462
Fidelity Freedom 2060 Fund
Shares sold	18,638,706	38,995,942	$225,904,362	$452,258,245
Reinvestment of distributions	757,995	8,258,499	8,898,855	95,483,722
Shares redeemed	(34,884,251)	(19,411,426)	(425,197,251)	(224,746,796)
Net increase (decrease)	(15,487,550)	27,843,015	$(190,394,034)	$322,995,171
Class K
Shares sold	53,467,120	63,471,749	$649,787,023	$734,281,197
Reinvestment of distributions	1,162,667	13,854,465	13,649,714	160,380,533
Shares redeemed	(25,470,677)	(55,602,114)	(309,186,472)	(642,283,372)
Net increase (decrease)	29,159,110	21,724,100	$354,250,265	$252,378,358
Class K6
Shares sold	21,772,065	50,029,817	$263,794,426	$579,307,302
Reinvestment of distributions	708,138	6,699,479	8,313,538	77,156,571
Shares redeemed	(13,156,480)	(19,496,674)	(159,310,408)	(223,160,329)
Net increase (decrease)	9,323,723	37,232,622	$112,797,556	$433,303,544
Fidelity Freedom 2065 Fund
Shares sold	8,584,002	14,888,505	$95,219,611	$157,069,632
Reinvestment of distributions	174,488	1,169,155	1,874,001	12,272,898
Shares redeemed	(9,939,321)	(4,376,918)	(110,665,462)	(46,092,594)
Net increase (decrease)	(1,180,831)	11,680,742	$(13,571,850)	$123,249,936
Class K
Shares sold	19,451,009	22,435,518	$216,379,794	$236,451,122
Reinvestment of distributions	246,668	1,715,788	2,654,146	18,046,340
Shares redeemed	(6,150,806)	(10,942,345)	(68,417,618)	(115,248,948)
Net increase (decrease)	13,546,871	13,208,961	$150,616,322	$139,248,514
Class K6
Shares sold	8,940,684	15,598,276	$99,466,916	$165,024,521
Reinvestment of distributions	167,371	1,008,051	1,804,256	10,582,607
Shares redeemed	(4,065,294)	(4,619,588)	(45,176,654)	(48,502,489)
Net increase (decrease)	5,042,761	11,986,739	$56,094,518	$127,104,639
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom 2020 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund	Fidelity Freedom 2045 Fund	Fidelity Freedom 2050 Fund
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	13%	21%	15%	-%	-%	-%	-%
Fidelity Series All-Sector Equity Fund	-%	-%	12%	12%	15%	11%	-%
Fidelity Series Blue Chip Growth Fund	-%	-%	11%	11%	14%	10%	-%
Fidelity Series Canada Fund	-%	-%	12%	12%	14%	-%	-%
Fidelity Series Commodity Strategy Fund	-%	-%	13%	11%	11%	-%	-%
Fidelity Series Emerging Markets Debt Fund	-%	-%	13%	11%	11%	-%	-%
Fidelity Series Emerging Markets Debt Local Currency Fund	-%	-%	14%	11%	11%	-%	-%
Fidelity Series Emerging Markets Fund	-%	-%	12%	11%	12%	-%	-%
Fidelity Series Emerging Markets Opportunities Fund	-%	-%	12%	11%	13%	-%	-%
Fidelity Series Floating Rate High Income Fund	-%	-%	14%	-%	11%	-%	-%
Fidelity Series Growth Company Fund	-%	-%	14%	14%	17%	12%	11%
Fidelity Series High Income Fund	-%	-%	13%	11%	11%	-%	-%
Fidelity Series International Credit Fund	17%	15%	14%	-%	-%	-%	-%
Fidelity Series International Developed Markets Bond Index Fund	-%	-%	13%	-%	-%	-%	-%
Fidelity Series International Growth Fund	-%	-%	12%	12%	14%	10%	-%
Fidelity Series International Small Cap Fund	-%	-%	12%	11%	13%	-%	-%
Fidelity Series International Value Fund	-%	-%	12%	12%	14%	10%	-%
Fidelity Series Intrinsic Opportunities Fund	-%	-%	14%	14%	17%	12%	11%
Fidelity Series Investment Grade Bond Fund	13%	16%	20%	11%	-%	-%	-%
Fidelity Series Large Cap Stock Fund	-%	-%	11%	11%	14%	10%	-%
Fidelity Series Large Cap Value Index Fund	-%	-%	-%	-%	11%	-%	-%
Fidelity Series Opportunistic Insights Fund	-%	-%	12%	12%	15%	11%	-%
Fidelity Series Overseas Fund	-%	-%	12%	12%	14%	10%	-%
Fidelity Series Real Estate Income Fund	-%	-%	13%	12%	12%	-%	-%
Fidelity Series Small Cap Core Fund	-%	-%	10%	-%	12%	-%	-%
Fidelity Series Small Cap Discovery Fund	-%	-%	14%	14%	17%	12%	11%
Fidelity Series Small Cap Opportunities Fund	-%	-%	11%	11%	13%	-%	-%
Fidelity Series Stock Selector Large Cap Value Fund	-%	-%	12%	12%	15%	11%	-%
Fidelity Series Value Discovery Fund	-%	-%	11%	11%	14%	10%	-%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	30%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	54%
Fidelity Series All-Sector Equity Fund	81%
Fidelity Series Blue Chip Growth Fund	78%
Fidelity Series Canada Fund	80%
Fidelity Series Commodity Strategy Fund	75%
Fidelity Series Emerging Markets Debt Fund	76%
Fidelity Series Emerging Markets Debt Local Currency Fund	76%
Fidelity Series Emerging Markets Fund	77%
Fidelity Series Emerging Markets Opportunities Fund	77%
Fidelity Series Floating Rate High Income Fund	75%
Fidelity Series Government Money Market Fund	63%
Fidelity Series Growth Company Fund	93%
Fidelity Series High Income Fund	77%
Fidelity Series International Credit Fund	88%
Fidelity Series International Developed Markets Bond Index Fund	43%
Fidelity Series International Growth Fund	81%
Fidelity Series International Small Cap Fund	77%
Fidelity Series International Value Fund	81%
Fidelity Series Intrinsic Opportunities Fund	93%
Fidelity Series Investment Grade Bond Fund	75%
Fidelity Series Large Cap Stock Fund	78%
Fidelity Series Large Cap Value Index Fund	62%
Fidelity Series Long-Term Treasury Bond Index Fund	51%
Fidelity Series Opportunistic Insights Fund	84%
Fidelity Series Overseas Fund	81%
Fidelity Series Real Estate Income Fund	75%
Fidelity Series Short-Term Credit Fund	34%
Fidelity Series Small Cap Core Fund	67%
Fidelity Series Small Cap Discovery Fund	93%
Fidelity Series Small Cap Opportunities Fund	75%
Fidelity Series Stock Selector Large Cap Value Fund	84%
Fidelity Series Value Discovery Fund	77%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 to September 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period- C April 1, 2023 to September 30, 2023
Fidelity Freedom® Income Fund
Fidelity Freedom® Income Fund	.47%
Actual		$ 1,000	$ 981.10	$ 2.33
Hypothetical-B		$ 1,000	$ 1,022.65	$ 2.38
Class K	.42%
Actual		$ 1,000	$ 981.50	$ 2.08
Hypothetical-B		$ 1,000	$ 1,022.90	$ 2.12
Class K6	.24%
Actual		$ 1,000	$ 982.10	$ 1.19
Hypothetical-B		$ 1,000	$ 1,023.80	$ 1.21
Fidelity Freedom® 2005 Fund
Fidelity Freedom® 2005 Fund	.47%
Actual		$ 1,000	$ 981.70	$ 2.33
Hypothetical-B		$ 1,000	$ 1,022.65	$ 2.38
Class K	.42%
Actual		$ 1,000	$ 981.80	$ 2.08
Hypothetical-B		$ 1,000	$ 1,022.90	$ 2.12
Class K6	.24%
Actual		$ 1,000	$ 982.90	$ 1.19
Hypothetical-B		$ 1,000	$ 1,023.80	$ 1.21
Fidelity Freedom® 2010 Fund
Fidelity Freedom® 2010 Fund	.48%
Actual		$ 1,000	$ 983.10	$ 2.38
Hypothetical-B		$ 1,000	$ 1,022.60	$ 2.43
Class K	.43%
Actual		$ 1,000	$ 984.00	$ 2.13
Hypothetical-B		$ 1,000	$ 1,022.85	$ 2.17
Class K6	.25%
Actual		$ 1,000	$ 984.80	$ 1.24
Hypothetical-B		$ 1,000	$ 1,023.75	$ 1.26
Fidelity Freedom® 2015 Fund
Fidelity Freedom® 2015 Fund	.53%
Actual		$ 1,000	$ 984.10	$ 2.63
Hypothetical-B		$ 1,000	$ 1,022.35	$ 2.68
Class K	.46%
Actual		$ 1,000	$ 984.30	$ 2.28
Hypothetical-B		$ 1,000	$ 1,022.70	$ 2.33
Class K6	.27%
Actual		$ 1,000	$ 985.30	$ 1.34
Hypothetical-B		$ 1,000	$ 1,023.65	$ 1.37
Fidelity Freedom® 2020 Fund
Fidelity Freedom® 2020 Fund	.57%
Actual		$ 1,000	$ 985.10	$ 2.83
Hypothetical-B		$ 1,000	$ 1,022.15	$ 2.88
Class K	.50%
Actual		$ 1,000	$ 986.00	$ 2.48
Hypothetical-B		$ 1,000	$ 1,022.50	$ 2.53
Class K6	.30%
Actual		$ 1,000	$ 987.00	$ 1.49
Hypothetical-B		$ 1,000	$ 1,023.50	$ 1.52
Fidelity Freedom® 2025 Fund
Fidelity Freedom® 2025 Fund	.61%
Actual		$ 1,000	$ 987.80	$ 3.03
Hypothetical-B		$ 1,000	$ 1,021.95	$ 3.08
Class K	.53%
Actual		$ 1,000	$ 988.00	$ 2.63
Hypothetical-B		$ 1,000	$ 1,022.35	$ 2.68
Class K6	.34%
Actual		$ 1,000	$ 988.20	$ 1.69
Hypothetical-B		$ 1,000	$ 1,023.30	$ 1.72
Fidelity Freedom® 2030 Fund
Fidelity Freedom® 2030 Fund	.65%
Actual		$ 1,000	$ 993.50	$ 3.24
Hypothetical-B		$ 1,000	$ 1,021.75	$ 3.29
Class K	.57%
Actual		$ 1,000	$ 993.50	$ 2.84
Hypothetical-B		$ 1,000	$ 1,022.15	$ 2.88
Class K6	.37%
Actual		$ 1,000	$ 994.40	$ 1.84
Hypothetical-B		$ 1,000	$ 1,023.15	$ 1.87
Fidelity Freedom® 2035 Fund
Fidelity Freedom® 2035 Fund	.70%
Actual		$ 1,000	$ 1,002.50	$ 3.50
Hypothetical-B		$ 1,000	$ 1,021.50	$ 3.54
Class K	.60%
Actual		$ 1,000	$ 1,003.40	$ 3.01
Hypothetical-B		$ 1,000	$ 1,022.00	$ 3.03
Class K6	.41%
Actual		$ 1,000	$ 1,003.80	$ 2.05
Hypothetical-B		$ 1,000	$ 1,022.95	$ 2.07
Fidelity Freedom® 2040 Fund
Fidelity Freedom® 2040 Fund	.74%
Actual		$ 1,000	$ 1,012.10	$ 3.72
Hypothetical-B		$ 1,000	$ 1,021.30	$ 3.74
Class K	.64%
Actual		$ 1,000	$ 1,012.10	$ 3.22
Hypothetical-B		$ 1,000	$ 1,021.80	$ 3.23
Class K6	.44%
Actual		$ 1,000	$ 1,013.20	$ 2.21
Hypothetical-B		$ 1,000	$ 1,022.80	$ 2.23
Fidelity Freedom® 2045 Fund
Fidelity Freedom® 2045 Fund	.75%
Actual		$ 1,000	$ 1,013.10	$ 3.77
Hypothetical-B		$ 1,000	$ 1,021.25	$ 3.79
Class K	.64%
Actual		$ 1,000	$ 1,013.10	$ 3.22
Hypothetical-B		$ 1,000	$ 1,021.80	$ 3.23
Class K6	.45%
Actual		$ 1,000	$ 1,014.10	$ 2.27
Hypothetical-B		$ 1,000	$ 1,022.75	$ 2.28
Fidelity Freedom® 2050 Fund
Fidelity Freedom® 2050 Fund	.75%
Actual		$ 1,000	$ 1,013.20	$ 3.77
Hypothetical-B		$ 1,000	$ 1,021.25	$ 3.79
Class K	.64%
Actual		$ 1,000	$ 1,014.10	$ 3.22
Hypothetical-B		$ 1,000	$ 1,021.80	$ 3.23
Class K6	.45%
Actual		$ 1,000	$ 1,014.10	$ 2.27
Hypothetical-B		$ 1,000	$ 1,022.75	$ 2.28
Fidelity Freedom® 2055 Fund
Fidelity Freedom® 2055 Fund	.75%
Actual		$ 1,000	$ 1,012.90	$ 3.77
Hypothetical-B		$ 1,000	$ 1,021.25	$ 3.79
Class K	.64%
Actual		$ 1,000	$ 1,013.70	$ 3.22
Hypothetical-B		$ 1,000	$ 1,021.80	$ 3.23
Class K6	.45%
Actual		$ 1,000	$ 1,014.50	$ 2.27
Hypothetical-B		$ 1,000	$ 1,022.75	$ 2.28
Fidelity Freedom® 2060 Fund
Fidelity Freedom® 2060 Fund	.75%
Actual		$ 1,000	$ 1,013.40	$ 3.78
Hypothetical-B		$ 1,000	$ 1,021.25	$ 3.79
Class K	.65%
Actual		$ 1,000	$ 1,013.40	$ 3.27
Hypothetical-B		$ 1,000	$ 1,021.75	$ 3.29
Class K6	.45%
Actual		$ 1,000	$ 1,014.30	$ 2.27
Hypothetical-B		$ 1,000	$ 1,022.75	$ 2.28
Fidelity Freedom® 2065 Fund
Fidelity Freedom® 2065 Fund	.74%
Actual		$ 1,000	$ 1,013.20	$ 3.72
Hypothetical-B		$ 1,000	$ 1,021.30	$ 3.74
Class K	.64%
Actual		$ 1,000	$ 1,013.20	$ 3.22
Hypothetical-B		$ 1,000	$ 1,021.80	$ 3.23
Class K6	.45%
Actual		$ 1,000	$ 1,014.10	$ 2.27
Hypothetical-B		$ 1,000	$ 1,022.75	$ 2.28

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Freedom Funds
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees in 2022); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unitary fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions. The Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds previously formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of Fidelity, or reports it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with Fidelity the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered each fund's class-level management fee rates under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unitary fee arrangement for each fund. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. For each fund, data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that each fund's management fee rate ranked above the competitive median of the mapped group for 2022 and above the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expenses of the retail class of each fund (except Fidelity Freedom 2025 Fund) ranked below the competitive median of the similar sales load structure group for 2022. The information provided to the Board indicated that the total expenses of the retail class of each fund (except Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, and Fidelity Freedom 2015 Fund) ranked above the competitive median of the total expense asset size peer group for 2022.
The Board noted that each fund's unitary fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees. The Board noted that for this reason, Fidelity believes that a comparison of total expense ratios (including acquired fund fees and expenses of the Series Funds) is more useful than comparisons of the unitary advisory fee paid by each class and the advisory fee paid by most competitor funds. The competitor total expense comparison includes the acquired fund fees and expenses of the underlying funds. The Board also noted that Fidelity believes the competitive discussion has limited value given that each fund has a custom benchmark unique to its own strategy, has different objectives and goals, and can have unique asset class exposures and allocations. The Board further noted that the primary comparisons for the funds are against competitor target date funds with holdings that are actively managed, but that there is still wide dispersion in the strategic and active allocation among competitors, regardless of whether the funds have similar vintages.
The Board noted that each fund offers multiple classes and that the multiple structures are intended to offer pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily due to differences in transfer agent fees.
The Board noted that a different unitary (subject to certain limited exceptions) management fee rate is applicable to each class of each fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Class K6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable by Class K6 of a fund except by a vote of a majority of the Board of Trustees and by a vote of a majority of the outstanding voting securities of Class K6 of the applicable fund.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through September 30, 2024.

1.537284.126
FF-SANN-1123
Fidelity Advisor Freedom Funds®

Fidelity Advisor Freedom® Income Fund
Fidelity Advisor Freedom® 2005 Fund
Fidelity Advisor Freedom® 2010 Fund
Fidelity Advisor Freedom® 2015 Fund
Fidelity Advisor Freedom® 2020 Fund
Fidelity Advisor Freedom® 2025 Fund
Fidelity Advisor Freedom® 2030 Fund
Fidelity Advisor Freedom® 2035 Fund
Fidelity Advisor Freedom® 2040 Fund
Fidelity Advisor Freedom® 2045 Fund
Fidelity Advisor Freedom® 2050 Fund
Fidelity Advisor Freedom® 2055 Fund
Fidelity Advisor Freedom® 2060 Fund
Fidelity Advisor Freedom® 2065 Fund

Semi-Annual Report
September 30, 2023

Contents

Fidelity Advisor Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Advisor Freedom® Income Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	39.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Money Market Fund 5.41%	8.9
Fidelity Series Emerging Markets Opportunities Fund	4.6
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Short-Term Credit Fund	2.3
Fidelity Series Overseas Fund	2.1
Fidelity Series International Growth Fund	2.1
Fidelity Series International Value Fund	2.0
88.7

Asset Allocation (% of Fund's net assets)

Futures - 3.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® Income Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.35% 10/26/23 (b) (Cost $278,974)	280,000	279,014

Domestic Equity Funds - 7.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	100,791	1,452,399
Fidelity Advisor Series Growth Opportunities Fund (c)	91,737	1,023,785
Fidelity Advisor Series Small Cap Fund (c)	51,578	579,223
Fidelity Series All-Sector Equity Fund (c)	51,782	523,520
Fidelity Series Commodity Strategy Fund (c)	12,400	1,228,924
Fidelity Series Large Cap Stock Fund (c)	115,421	2,112,206
Fidelity Series Large Cap Value Index Fund (c)	16,124	225,903
Fidelity Series Opportunistic Insights Fund (c)	73,056	1,249,996
Fidelity Series Small Cap Core Fund (c)	428	4,228
Fidelity Series Small Cap Opportunities Fund (c)	57,332	707,476
Fidelity Series Stock Selector Large Cap Value Fund (c)	106,995	1,327,805
Fidelity Series Value Discovery Fund (c)	92,960	1,360,937
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,345,872)		11,796,402

International Equity Funds - 13.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	87,746	1,209,135
Fidelity Series Emerging Markets Fund (c)	232,364	1,849,616
Fidelity Series Emerging Markets Opportunities Fund (c)	463,976	7,595,289
Fidelity Series International Growth Fund (c)	225,036	3,404,788
Fidelity Series International Small Cap Fund (c)	54,128	825,448
Fidelity Series International Value Fund (c)	308,640	3,391,956
Fidelity Series Overseas Fund (c)	291,783	3,408,028
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $17,924,450)		21,684,260

Bond Funds - 68.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	3,496,068	33,107,762
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	18,908	140,678
Fidelity Series Emerging Markets Debt Fund (c)	118,216	845,246
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	30,627	277,789
Fidelity Series Floating Rate High Income Fund (c)	18,126	163,677
Fidelity Series High Income Fund (c)	111,460	898,366
Fidelity Series International Credit Fund (c)	14,947	114,191
Fidelity Series International Developed Markets Bond Index Fund (c)	776,384	6,506,098
Fidelity Series Investment Grade Bond Fund (c)	6,794,940	64,891,677
Fidelity Series Long-Term Treasury Bond Index Fund (c)	1,170,455	6,156,591
Fidelity Series Real Estate Income Fund (c)	19,482	181,965
TOTAL BOND FUNDS (Cost $127,789,776)		113,284,040

Short-Term Funds - 11.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	261,372	261,425
Fidelity Series Government Money Market Fund 5.41% (c)(f)	14,825,099	14,825,099
Fidelity Series Short-Term Credit Fund (c)	394,299	3,801,041
TOTAL SHORT-TERM FUNDS (Cost $18,985,067)		18,887,565

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $174,324,139)	165,931,281
NET OTHER ASSETS (LIABILITIES) - 0.0%	(15,800)
NET ASSETS - 100.0%	165,915,481

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	35	Dec 2023	3,782,188	(64,123)	(64,123)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	39	Dec 2023	4,109,016	(33,372)	(33,372)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	7	Dec 2023	796,469	(37,554)	(37,554)

TOTAL PURCHASED					(135,049)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	6	Dec 2023	1,297,650	55,667	55,667
ICE MSCI EAFE Index Contracts (United States)	8	Dec 2023	816,600	24,551	24,551
ICE MSCI Emerging Markets Index Contracts (United States)	11	Dec 2023	525,525	16,249	16,249

TOTAL SOLD					96,467

TOTAL FUTURES CONTRACTS					(38,582)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $11,474,622.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $279,014.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	261,985	1,428,565	1,429,125	7,148	-	-	261,425	0.0%
Total	261,985	1,428,565	1,429,125	7,148	-	-	261,425

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	1,574,496	102,412	367,470	-	42,590	100,371	1,452,399
Fidelity Advisor Series Growth Opportunities Fund	1,113,405	89,587	303,339	-	(12,896)	137,028	1,023,785
Fidelity Advisor Series Small Cap Fund	609,910	72,890	113,560	-	7,593	2,390	579,223
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	35,490,220	1,497,368	3,805,432	49	(51,653)	(22,741)	33,107,762
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	161,510	6,375	15,084	119	(1,890)	(10,233)	140,678
Fidelity Series All-Sector Equity Fund	568,233	28,498	114,035	-	18,122	22,702	523,520
Fidelity Series Canada Fund	1,383,535	113,706	304,250	-	40,209	(24,065)	1,209,135
Fidelity Series Commodity Strategy Fund	1,235,432	157,746	166,349	28,230	(127,439)	129,534	1,228,924
Fidelity Series Emerging Markets Debt Fund	909,632	59,231	100,574	27,066	(14,825)	(8,218)	845,246
Fidelity Series Emerging Markets Debt Local Currency Fund	307,883	9,640	38,749	-	(3,182)	2,197	277,789
Fidelity Series Emerging Markets Fund	1,425,883	471,343	-	-	-	(47,610)	1,849,616
Fidelity Series Emerging Markets Opportunities Fund	8,964,994	136,281	1,521,709	-	(17,978)	33,701	7,595,289
Fidelity Series Floating Rate High Income Fund	162,874	13,032	15,143	7,303	(186)	3,100	163,677
Fidelity Series Government Money Market Fund 5.41%	15,646,209	1,258,193	2,079,303	400,415	-	-	14,825,099
Fidelity Series High Income Fund	942,397	58,829	89,383	27,962	(7,155)	(6,322)	898,366
Fidelity Series International Credit Fund	114,204	2,049	-	2,049	-	(2,062)	114,191
Fidelity Series International Developed Markets Bond Index Fund	6,979,674	375,378	603,504	112,953	(72,925)	(172,525)	6,506,098
Fidelity Series International Growth Fund	3,658,729	314,533	433,836	-	16,350	(150,988)	3,404,788
Fidelity Series International Small Cap Fund	998,879	31,098	164,735	-	(21,114)	(18,680)	825,448
Fidelity Series International Value Fund	3,587,878	212,824	541,283	-	43,356	89,181	3,391,956
Fidelity Series Investment Grade Bond Fund	69,773,392	4,361,503	5,557,581	1,365,927	(446,486)	(3,239,151)	64,891,677
Fidelity Series Large Cap Stock Fund	2,266,968	154,321	401,372	51,040	98,529	(6,240)	2,112,206
Fidelity Series Large Cap Value Index Fund	236,686	24,277	38,293	-	4,693	(1,460)	225,903
Fidelity Series Long-Term Treasury Bond Index Fund	6,691,413	1,010,076	512,428	98,971	(97,803)	(934,667)	6,156,591
Fidelity Series Opportunistic Insights Fund	1,357,800	52,403	289,625	-	18,609	110,809	1,249,996
Fidelity Series Overseas Fund	3,655,275	285,633	452,813	-	(867)	(79,200)	3,408,028
Fidelity Series Real Estate Income Fund	308,013	18,368	142,716	8,238	(5,202)	3,502	181,965
Fidelity Series Short-Term Credit Fund	3,952,596	180,984	328,573	53,781	(6,621)	2,655	3,801,041
Fidelity Series Small Cap Core Fund	-	4,364	215	2	11	68	4,228
Fidelity Series Small Cap Opportunities Fund	750,554	79,003	133,622	3,426	24,164	(12,623)	707,476
Fidelity Series Stock Selector Large Cap Value Fund	1,418,417	89,810	229,338	-	16,394	32,522	1,327,805
Fidelity Series Value Discovery Fund	1,449,583	83,155	200,159	-	4,948	23,410	1,360,937
	177,696,674	11,354,910	19,064,473	2,187,531	(552,654)	(4,043,615)	165,390,842

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	279,014	-	279,014	-

Domestic Equity Funds	11,796,402	11,796,402	-	-

International Equity Funds	21,684,260	21,684,260	-	-

Bond Funds	113,284,040	113,284,040	-	-

Short-Term Funds	18,887,565	18,887,565	-	-
Total Investments in Securities:	165,931,281	165,652,267	279,014	-
Derivative Instruments: Assets
Futures Contracts	96,467	96,467	-	-
Total Assets	96,467	96,467	-	-
Liabilities
Futures Contracts	(135,049)	(135,049)	-	-
Total Liabilities	(135,049)	(135,049)	-	-
Total Derivative Instruments:	(38,582)	(38,582)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	96,467	0
Total Equity Risk	96,467	0
Interest Rate Risk
Futures Contracts (a)	0	(135,049)
Total Interest Rate Risk	0	(135,049)
Total Value of Derivatives	96,467	(135,049)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® Income Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $278,974)	$279,014
Fidelity Central Funds (cost $261,425)	261,425
Other affiliated issuers (cost $173,783,740)	165,390,842

Total Investment in Securities (cost $174,324,139)		$165,931,281
Cash		7,046
Receivable for investments sold		1,201,847
Receivable for fund shares sold		61,294
Distributions receivable from Fidelity Central Funds		1,314
Receivable for daily variation margin on futures contracts		20,875
Total assets		167,223,657
Liabilities
Payable for investments purchased	$1,155,295
Payable for fund shares redeemed	61,211
Accrued management fee	61,373
Distribution and service plan fees payable	26,397
Other payables and accrued expenses	3,900
Total Liabilities		1,308,176
Net Assets		$165,915,481
Net Assets consist of:
Paid in capital		$179,289,636
Total accumulated earnings (loss)		(13,374,155)
Net Assets		$165,915,481

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($60,651,950 ÷ 6,396,603 shares)(a)		$9.48
Maximum offering price per share (100/94.25 of $9.48)		$10.06
Class M :
Net Asset Value and redemption price per share ($24,040,436 ÷ 2,541,505 shares)(a)		$9.46
Maximum offering price per share (100/96.50 of $9.46)		$9.80
Class C :
Net Asset Value and offering price per share ($4,076,846 ÷ 434,374 shares)(a)		$9.39
Class I :
Net Asset Value, offering price and redemption price per share ($44,701,371 ÷ 4,693,555 shares)		$9.52
Class Z :
Net Asset Value, offering price and redemption price per share ($18,344,069 ÷ 1,929,828 shares)		$9.51
Class Z6 :
Net Asset Value, offering price and redemption price per share ($14,100,809 ÷ 1,482,314 shares)		$9.51
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,157,786
Interest		7,134
Income from Fidelity Central Funds		7,148
Total Income		2,172,068
Expenses
Management fee	$385,216
Distribution and service plan fees	164,415
Independent trustees' fees and expenses	293
Miscellaneous	3,895
Total expenses before reductions	553,819
Expense reductions	(391)
Total expenses after reductions		553,428
Net Investment income (loss)		1,618,640
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(552,654)
Futures contracts	(459,053)
Capital gain distributions from underlying funds:
Affiliated issuers	29,745
Total net realized gain (loss)		(981,962)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4
Affiliated issuers	(4,043,615)
Futures contracts	11,685
Total change in net unrealized appreciation (depreciation)		(4,031,926)
Net gain (loss)		(5,013,888)
Net increase (decrease) in net assets resulting from operations		$(3,395,248)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,618,640	$6,216,401
Net realized gain (loss)	(981,962)	(3,511,609)
Change in net unrealized appreciation (depreciation)	(4,031,926)	(13,172,343)
Net increase (decrease) in net assets resulting from operations	(3,395,248)	(10,467,551)
Distributions to shareholders	(1,553,143)	(10,705,409)

Share transactions - net increase (decrease)	(7,350,938)	(15,186,038)
Total increase (decrease) in net assets	(12,299,329)	(36,358,998)

Net Assets
Beginning of period	178,214,810	214,573,808
End of period	$165,915,481	$178,214,810

Financial Highlights
Fidelity Advisor Freedom® Income Fund Class A

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.76	$10.82	$11.49	$10.50	$10.76	$11.01
Income from Investment Operations
Net investment income (loss) A,B	.09	.32	.24	.09	.18	.20
Net realized and unrealized gain (loss)	(.29)	(.83)	(.34)	1.30	(.06) C	.12
Total from investment operations	(.20)	(.51)	(.10)	1.39	.12	.32
Distributions from net investment income	(.08)	(.31)	(.23)	(.11)	(.18)	(.19)
Distributions from net realized gain	-	(.24)	(.34)	(.30)	(.20)	(.38)
Total distributions	(.08)	(.55)	(.57)	(.40) D	(.38)	(.57)
Net asset value, end of period	$9.48	$9.76	$10.82	$11.49	$10.50	$10.76
Total Return E,F,G	(2.04)%	(4.58)%	(1.04)%	13.41%	1.04% C	3.14%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.72% J,K	.72%	.72%	.72%	.72%	.71% L
Expenses net of fee waivers, if any	.72% J,K	.72%	.72%	.72%	.72%	.71% L
Expenses net of all reductions	.72% J,K	.72%	.72%	.72%	.72%	.71% L
Net investment income (loss)	1.78% J,K	3.21%	2.11%	.80%	1.64%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$60,652	$64,491	$75,687	$73,935	$61,807	$69,817
Portfolio turnover rate M	13% K	26%	47%	29%	25%	36%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been .93%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JProxy expenses are not annualized.

KAnnualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Income Fund Class M

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.74	$10.79	$11.47	$10.49	$10.74	$11.00
Income from Investment Operations
Net investment income (loss) A,B	.07	.29	.21	.06	.15	.17
Net realized and unrealized gain (loss)	(.28)	(.81)	(.34)	1.30	(.04) C	.12
Total from investment operations	(.21)	(.52)	(.13)	1.36	.11	.29
Distributions from net investment income	(.07)	(.29)	(.21)	(.08)	(.16)	(.17)
Distributions from net realized gain	-	(.24)	(.34)	(.30)	(.20)	(.38)
Total distributions	(.07)	(.53)	(.55)	(.38)	(.36)	(.55)
Net asset value, end of period	$9.46	$9.74	$10.79	$11.47	$10.49	$10.74
Total Return D,E,F	(2.16)%	(4.72)%	(1.31)%	13.06%	.90% C	2.78%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.97% I,J	.97%	.97%	.96% K	.97%	.96% K
Expenses net of fee waivers, if any	.97% I,J	.97%	.97%	.96% K	.97%	.96% K
Expenses net of all reductions	.97% I,J	.96%	.97%	.96% K	.97%	.96% K
Net investment income (loss)	1.53% I,J	2.96%	1.86%	.55%	1.39%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$24,040	$26,651	$31,925	$36,006	$36,147	$38,059
Portfolio turnover rate L	13% J	26%	47%	29%	25%	36%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been .79%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Income Fund Class C

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.66	$10.72	$11.43	$10.47	$10.73	$10.98
Income from Investment Operations
Net investment income (loss) A,B	.05	.24	.15	.01	.10	.12
Net realized and unrealized gain (loss)	(.27)	(.81)	(.33)	1.29	(.06) C	.12
Total from investment operations	(.22)	(.57)	(.18)	1.30	.04	.24
Distributions from net investment income	(.05)	(.25)	(.20)	(.04)	(.10)	(.11)
Distributions from net realized gain	-	(.24)	(.34)	(.30)	(.20)	(.38)
Total distributions	(.05)	(.49)	(.53) D	(.34)	(.30)	(.49)
Net asset value, end of period	$9.39	$9.66	$10.72	$11.43	$10.47	$10.73
Total Return E,F,G	(2.33)%	(5.27)%	(1.75)%	12.49%	.30% C	2.35%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.47% J,K	1.47%	1.47%	1.47%	1.46% L	1.46% L
Expenses net of fee waivers, if any	1.47% J,K	1.47%	1.47%	1.47%	1.46% L	1.46% L
Expenses net of all reductions	1.47% J,K	1.47%	1.47%	1.46%	1.46% L	1.46% L
Net investment income (loss)	1.03% J,K	2.46%	1.36%	.05%	.89%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$4,077	$4,476	$6,378	$8,255	$7,918	$8,915
Portfolio turnover rate M	13% J	26%	47%	29%	25%	36%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been .19%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Income Fund Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.81	$10.86	$11.53	$10.53	$10.79	$11.05
Income from Investment Operations
Net investment income (loss) A,B	.10	.34	.27	.12	.21	.23
Net realized and unrealized gain (loss)	(.30)	(.81)	(.34)	1.31	(.06) C	.11
Total from investment operations	(.20)	(.47)	(.07)	1.43	.15	.34
Distributions from net investment income	(.09)	(.34)	(.26)	(.13)	(.21)	(.22)
Distributions from net realized gain	-	(.24)	(.34)	(.30)	(.20)	(.38)
Total distributions	(.09)	(.58)	(.60)	(.43)	(.41)	(.60)
Net asset value, end of period	$9.52	$9.81	$10.86	$11.53	$10.53	$10.79
Total Return D,E	(2.02)%	(4.22)%	(.80)%	13.72%	1.30% C	3.30%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.47% H,I	.46% J	.46% J	.46% J	.47%	.46% J
Expenses net of fee waivers, if any	.47% H,I	.46% J	.46% J	.46% J	.47%	.46% J
Expenses net of all reductions	.47% H,I	.46% J	.46% J	.46% J	.47%	.46% J
Net investment income (loss)	2.03% H,I	3.46%	2.36%	1.05%	1.89%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$44,701	$58,142	$79,536	$87,775	$83,215	$82,975
Portfolio turnover rate K	13% I	26%	47%	29%	25%	36%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.19%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Income Fund Class Z

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.79	$10.85	$11.52	$10.53	$10.79	$10.91
Income from Investment Operations
Net investment income (loss) B,C	.10	.34	.28	.12	.21	.24
Net realized and unrealized gain (loss)	(.28)	(.81)	(.34)	1.31	(.05) D	.01
Total from investment operations	(.18)	(.47)	(.06)	1.43	.16	.25
Distributions from net investment income	(.10)	(.35)	(.27)	(.14)	(.22)	(.15)
Distributions from net realized gain	-	(.24)	(.34)	(.30)	(.20)	(.22)
Total distributions	(.10)	(.59)	(.61)	(.44)	(.42)	(.37)
Net asset value, end of period	$9.51	$9.79	$10.85	$11.52	$10.53	$10.79
Total Return E,F	(1.88)%	(4.21)%	(.75)%	13.72%	1.36% D	2.47%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.42% I,J	.42%	.41% K	.42%	.42%	.42% I
Expenses net of fee waivers, if any	.42% I,J	.42%	.41% K	.42%	.42%	.42% I
Expenses net of all reductions	.42% I,J	.42%	.41% K	.42%	.42%	.42% I
Net investment income (loss)	2.08% I,J	3.51%	2.41%	1.10%	1.94%	4.60% I
Supplemental Data
Net assets, end of period (000 omitted)	$18,344	$10,672	$7,064	$8,919	$3,128	$765
Portfolio turnover rate L	13% I	26%	47%	29%	25%	36%

AFor the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.25%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Income Fund Class Z6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.79	$10.85	$11.52	$10.52	$10.78	$11.04
Income from Investment Operations
Net investment income (loss) A,B	.11	.35	.28	.13	.22	.23
Net realized and unrealized gain (loss)	(.28)	(.82)	(.34)	1.31	(.06) C	.13
Total from investment operations	(.17)	(.47)	(.06)	1.44	.16	.36
Distributions from net investment income	(.11)	(.35)	(.27)	(.14)	(.22)	(.24)
Distributions from net realized gain	-	(.24)	(.34)	(.30)	(.20)	(.38)
Total distributions	(.11)	(.59)	(.61)	(.44)	(.42)	(.62)
Net asset value, end of period	$9.51	$9.79	$10.85	$11.52	$10.52	$10.78
Total Return D,E	(1.81)%	(4.22)%	(.71)%	13.87%	1.38% C	3.48%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.24% H,I	.36% J	.36% J	.37%	.36% J	.37%
Expenses net of fee waivers, if any	.24% H,I	.36% J	.36% J	.37%	.36% J	.37%
Expenses net of all reductions	.24% H,I	.36% J	.36% J	.37%	.36% J	.37%
Net investment income (loss)	2.26% H,I	3.56%	2.46%	1.15%	1.99%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$14,101	$13,783	$13,984	$23,587	$21,248	$25,022
Portfolio turnover rate K	13% I	26%	47%	29%	25%	36%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.27%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2005 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	39.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.9
Fidelity Series Government Money Market Fund 5.41%	9.2
Fidelity Series Emerging Markets Opportunities Fund	4.6
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Overseas Fund	2.1
Fidelity Series International Growth Fund	2.0
Fidelity Series International Value Fund	2.0
Fidelity Series Short-Term Credit Fund	2.0
88.5

Asset Allocation (% of Fund's net assets)

Futures - 3.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2005 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.35% 10/26/23 (b) (Cost $179,341)	180,000	179,366

Domestic Equity Funds - 7.2%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	57,543	829,202
Fidelity Advisor Series Growth Opportunities Fund (c)	52,373	584,486
Fidelity Advisor Series Small Cap Fund (c)	29,443	330,647
Fidelity Series All-Sector Equity Fund (c)	29,805	301,333
Fidelity Series Commodity Strategy Fund (c)	7,079	701,563
Fidelity Series Large Cap Stock Fund (c)	66,303	1,213,352
Fidelity Series Large Cap Value Index Fund (c)	9,204	128,942
Fidelity Series Opportunistic Insights Fund (c)	42,144	721,086
Fidelity Series Small Cap Core Fund (c)	256	2,526
Fidelity Series Small Cap Opportunities Fund (c)	32,726	403,845
Fidelity Series Stock Selector Large Cap Value Fund (c)	61,686	765,527
Fidelity Series Value Discovery Fund (c)	53,583	784,451
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,225,150)		6,766,960

International Equity Funds - 13.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	49,582	683,236
Fidelity Series Emerging Markets Fund (c)	131,209	1,044,427
Fidelity Series Emerging Markets Opportunities Fund (c)	264,835	4,335,351
Fidelity Series International Growth Fund (c)	127,655	1,931,414
Fidelity Series International Small Cap Fund (c)	32,590	496,996
Fidelity Series International Value Fund (c)	175,435	1,928,027
Fidelity Series Overseas Fund (c)	165,520	1,933,268
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,655,820)		12,352,719

Bond Funds - 68.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,995,968	18,901,817
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	12,706	94,533
Fidelity Series Emerging Markets Debt Fund (c)	67,453	482,292
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	17,477	158,517
Fidelity Series Floating Rate High Income Fund (c)	10,552	95,280
Fidelity Series High Income Fund (c)	63,642	512,955
Fidelity Series International Credit Fund (c)	14,205	108,526
Fidelity Series International Developed Markets Bond Index Fund (c)	436,692	3,659,480
Fidelity Series Investment Grade Bond Fund (c)	3,878,383	37,038,555
Fidelity Series Long-Term Treasury Bond Index Fund (c)	665,991	3,503,111
Fidelity Series Real Estate Income Fund (c)	9,446	88,228
TOTAL BOND FUNDS (Cost $72,669,686)		64,643,294

Short-Term Funds - 11.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	159,254	159,286
Fidelity Series Government Money Market Fund 5.41% (c)(f)	8,755,191	8,755,191
Fidelity Series Short-Term Credit Fund (c)	195,050	1,880,280
TOTAL SHORT-TERM FUNDS (Cost $10,845,199)		10,794,757

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $98,575,196)	94,737,096
NET OTHER ASSETS (LIABILITIES) - 0.0%	(9,059)
NET ASSETS - 100.0%	94,728,037

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	20	Dec 2023	2,161,250	(37,617)	(37,617)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	22	Dec 2023	2,317,906	(18,082)	(18,082)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	4	Dec 2023	455,125	(21,705)	(21,705)

TOTAL PURCHASED					(77,404)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	4	Dec 2023	865,100	37,111	37,111
ICE MSCI EAFE Index Contracts (United States)	4	Dec 2023	408,300	14,031	14,031
ICE MSCI Emerging Markets Index Contracts (United States)	6	Dec 2023	286,650	8,141	8,141

TOTAL SOLD					59,283

TOTAL FUTURES CONTRACTS					(18,121)
The notional amount of futures purchased as a percentage of Net Assets is 5.2%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $6,843,544.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $179,366.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	201,715	856,780	899,209	4,395	-	-	159,286	0.0%
Total	201,715	856,780	899,209	4,395	-	-	159,286

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	1,001,857	57,582	321,091	-	81,494	9,360	829,202
Fidelity Advisor Series Growth Opportunities Fund	708,486	52,170	255,285	-	9,949	69,166	584,486
Fidelity Advisor Series Small Cap Fund	395,124	34,411	105,492	-	10,088	(3,484)	330,647
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20,261,300	1,861,891	3,183,181	33	(60,190)	21,997	18,901,817
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	379,492	16,035	284,554	161	(41,259)	24,819	94,533
Fidelity Series All-Sector Equity Fund	362,182	20,261	107,290	-	3,871	22,309	301,333
Fidelity Series Canada Fund	842,093	73,965	243,808	-	50,225	(39,239)	683,236
Fidelity Series Commodity Strategy Fund	724,034	103,840	127,969	16,783	(122,517)	124,175	701,563
Fidelity Series Emerging Markets Debt Fund	536,121	49,438	90,223	15,934	(19,783)	6,739	482,292
Fidelity Series Emerging Markets Debt Local Currency Fund	181,418	10,440	32,855	-	(3,024)	2,538	158,517
Fidelity Series Emerging Markets Fund	843,051	350,269	127,190	-	(19,516)	(2,187)	1,044,427
Fidelity Series Emerging Markets Opportunities Fund	5,374,355	112,835	1,161,013	-	137,202	(128,028)	4,335,351
Fidelity Series Floating Rate High Income Fund	103,352	10,781	20,748	4,603	(584)	2,479	95,280
Fidelity Series Government Money Market Fund 5.41%	9,261,335	1,122,649	1,628,793	240,015	-	-	8,755,191
Fidelity Series High Income Fund	554,197	49,736	83,355	16,421	(8,153)	530	512,955
Fidelity Series International Credit Fund	108,538	1,948	-	1,948	-	(1,960)	108,526
Fidelity Series International Developed Markets Bond Index Fund	4,063,860	329,221	591,945	65,641	(43,358)	(98,298)	3,659,480
Fidelity Series International Growth Fund	2,224,950	206,674	424,892	-	121,623	(196,941)	1,931,414
Fidelity Series International Small Cap Fund	609,365	35,437	123,299	-	34,394	(58,901)	496,996
Fidelity Series International Value Fund	2,217,062	155,950	528,048	-	77,054	6,009	1,928,027
Fidelity Series Investment Grade Bond Fund	40,714,214	3,890,555	5,424,139	799,358	(427,783)	(1,714,292)	37,038,555
Fidelity Series Large Cap Stock Fund	1,449,446	113,826	411,148	31,278	133,012	(71,784)	1,213,352
Fidelity Series Large Cap Value Index Fund	152,314	10,089	35,788	-	8,155	(5,828)	128,942
Fidelity Series Long-Term Treasury Bond Index Fund	3,964,115	654,701	511,833	58,389	(88,653)	(515,219)	3,503,111
Fidelity Series Opportunistic Insights Fund	863,930	48,950	274,052	-	86,024	(3,766)	721,086
Fidelity Series Overseas Fund	2,222,927	189,578	435,985	-	62,068	(105,320)	1,933,268
Fidelity Series Real Estate Income Fund	173,905	16,336	101,518	4,659	(3,762)	3,267	88,228
Fidelity Series Short-Term Credit Fund	2,047,611	162,842	328,380	27,661	(6,842)	5,049	1,880,280
Fidelity Series Small Cap Core Fund	-	3,153	661	2	14	20	2,526
Fidelity Series Small Cap Opportunities Fund	484,617	38,260	127,187	2,076	40,776	(32,621)	403,845
Fidelity Series Stock Selector Large Cap Value Fund	909,544	52,760	228,844	-	25,092	6,975	765,527
Fidelity Series Value Discovery Fund	929,343	60,867	225,325	-	43,317	(23,751)	784,451
	104,664,138	9,897,450	17,545,891	1,284,962	78,934	(2,696,187)	94,398,444

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	179,366	-	179,366	-

Domestic Equity Funds	6,766,960	6,766,960	-	-

International Equity Funds	12,352,719	12,352,719	-	-

Bond Funds	64,643,294	64,643,294	-	-

Short-Term Funds	10,794,757	10,794,757	-	-
Total Investments in Securities:	94,737,096	94,557,730	179,366	-
Derivative Instruments: Assets
Futures Contracts	59,283	59,283	-	-
Total Assets	59,283	59,283	-	-
Liabilities
Futures Contracts	(77,404)	(77,404)	-	-
Total Liabilities	(77,404)	(77,404)	-	-
Total Derivative Instruments:	(18,121)	(18,121)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	59,283	0
Total Equity Risk	59,283	0
Interest Rate Risk
Futures Contracts (a)	0	(77,404)
Total Interest Rate Risk	0	(77,404)
Total Value of Derivatives	59,283	(77,404)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2005 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $179,341)	$179,366
Fidelity Central Funds (cost $159,286)	159,286
Other affiliated issuers (cost $98,236,569)	94,398,444

Total Investment in Securities (cost $98,575,196)		$94,737,096
Cash		4,050
Receivable for investments sold		1,000,314
Receivable for fund shares sold		33,567
Distributions receivable from Fidelity Central Funds		792
Receivable for daily variation margin on futures contracts		13,041
Total assets		95,788,860
Liabilities
Payable for investments purchased	$376,582
Payable for fund shares redeemed	630,491
Accrued management fee	35,851
Distribution and service plan fees payable	15,926
Other payables and accrued expenses	1,973
Total Liabilities		1,060,823
Net Assets		$94,728,037
Net Assets consist of:
Paid in capital		$100,566,443
Total accumulated earnings (loss)		(5,838,406)
Net Assets		$94,728,037

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($37,137,034 ÷ 3,819,681 shares)(a)		$9.72
Maximum offering price per share (100/94.25 of $9.72)		$10.31
Class M :
Net Asset Value and redemption price per share ($17,651,009 ÷ 1,821,150 shares)(a)		$9.69
Maximum offering price per share (100/96.50 of $9.69)		$10.04
Class C :
Net Asset Value and offering price per share ($623,921 ÷ 64,129 shares)(a)		$9.73
Class I :
Net Asset Value, offering price and redemption price per share ($20,046,283 ÷ 2,043,794 shares)		$9.81
Class Z :
Net Asset Value, offering price and redemption price per share ($12,700,716 ÷ 1,305,062 shares)		$9.73
Class Z6 :
Net Asset Value, offering price and redemption price per share ($6,569,074 ÷ 672,965 shares)		$9.76
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,266,734
Interest		4,383
Income from Fidelity Central Funds		4,395
Total Income		1,275,512
Expenses
Management fee	$227,211
Distribution and service plan fees	98,841
Independent trustees' fees and expenses	173
Miscellaneous	1,962
Total expenses before reductions	328,187
Expense reductions	(442)
Total expenses after reductions		327,745
Net Investment income (loss)		947,767
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	78,934
Futures contracts	(264,745)
Capital gain distributions from underlying funds:
Affiliated issuers	18,228
Total net realized gain (loss)		(167,583)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(2)
Affiliated issuers	(2,696,187)
Futures contracts	5,469
Total change in net unrealized appreciation (depreciation)		(2,690,720)
Net gain (loss)		(2,858,303)
Net increase (decrease) in net assets resulting from operations		$(1,910,536)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$947,767	$3,814,543
Net realized gain (loss)	(167,583)	(2,240,253)
Change in net unrealized appreciation (depreciation)	(2,690,720)	(8,853,145)
Net increase (decrease) in net assets resulting from operations	(1,910,536)	(7,278,855)
Distributions to shareholders	(144,408)	(7,150,674)

Share transactions - net increase (decrease)	(8,230,558)	(23,984,029)
Total increase (decrease) in net assets	(10,285,502)	(38,413,558)

Net Assets
Beginning of period	105,013,539	143,427,097
End of period	$94,728,037	$105,013,539

Financial Highlights
Fidelity Advisor Freedom® 2005 Fund Class A

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.93	$11.07	$11.99	$10.85	$11.36	$11.92
Income from Investment Operations
Net investment income (loss) A,B	.09	.32	.25	.10	.19	.21
Net realized and unrealized gain (loss)	(.29)	(.85)	(.33)	1.64	(.16)	.14
Total from investment operations	(.20)	(.53)	(.08)	1.74	.03	.35
Distributions from net investment income	(.01)	(.32)	(.26)	(.11)	(.20)	(.22)
Distributions from net realized gain	-	(.29)	(.59)	(.49)	(.34)	(.68)
Total distributions	(.01)	(.61)	(.84) C	(.60)	(.54)	(.91) C
Net asset value, end of period	$9.72	$9.93	$11.07	$11.99	$10.85	$11.36
Total Return D,E,F	(2.00)%	(4.72)%	(.90)%	16.31%	.04%	3.24%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.72% I,J	.72%	.72%	.72%	.72%	.73%
Expenses net of fee waivers, if any	.72% I,J	.72%	.72%	.72%	.72%	.73%
Expenses net of all reductions	.72% I,J	.72%	.72%	.71%	.72%	.73%
Net investment income (loss)	1.77% I,J	3.16%	2.07%	.81%	1.62%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$37,137	$43,354	$64,023	$76,060	$74,103	$86,981
Portfolio turnover rate K	19% J	23%	45%	31%	28%	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2005 Fund Class M

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.91	$11.05	$11.97	$10.83	$11.35	$11.91
Income from Investment Operations
Net investment income (loss) A,B	.08	.29	.22	.07	.16	.18
Net realized and unrealized gain (loss)	(.29)	(.84)	(.32)	1.64	(.17)	.14
Total from investment operations	(.21)	(.55)	(.10)	1.71	(.01)	.32
Distributions from net investment income	(.01)	(.30)	(.23)	(.08)	(.17)	(.19)
Distributions from net realized gain	-	(.29)	(.59)	(.49)	(.34)	(.68)
Total distributions	(.01)	(.59)	(.82)	(.57)	(.51)	(.88) C
Net asset value, end of period	$9.69	$9.91	$11.05	$11.97	$10.83	$11.35
Total Return D,E,F	(2.16)%	(4.93)%	(1.13)%	16.06%	(.31)%	2.98%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.97% I,J	.96% K	.96% K	.97%	.97%	.98%
Expenses net of fee waivers, if any	.97% I,J	.96% K	.96% K	.97%	.97%	.98%
Expenses net of all reductions	.97% I,J	.96% K	.96% K	.97%	.97%	.98%
Net investment income (loss)	1.52% I,J	2.91%	1.82%	.56%	1.37%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$17,651	$18,153	$20,760	$21,606	$22,480	$24,132
Portfolio turnover rate L	19% J	23%	45%	31%	28%	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2005 Fund Class C

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.97	$11.09	$11.99	$10.85	$11.35	$11.91
Income from Investment Operations
Net investment income (loss) A,B	.05	.24	.16	.01	.10	.12
Net realized and unrealized gain (loss)	(.29)	(.84)	(.32)	1.64	(.16)	.13
Total from investment operations	(.24)	(.60)	(.16)	1.65	(.06)	.25
Distributions from net investment income	-	(.23)	(.16)	(.02)	(.10)	(.12)
Distributions from net realized gain	-	(.28)	(.59)	(.49)	(.34)	(.68)
Total distributions	-	(.52) C	(.74) C	(.51)	(.44)	(.81) C
Net asset value, end of period	$9.73	$9.97	$11.09	$11.99	$10.85	$11.35
Total Return D,E,F	(2.41)%	(5.40)%	(1.55)%	15.42%	(.70)%	2.35%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.47% I,J	1.47%	1.46% K	1.47%	1.47%	1.48%
Expenses net of fee waivers, if any	1.47% I,J	1.47%	1.46% K	1.47%	1.47%	1.48%
Expenses net of all reductions	1.47% I,J	1.47%	1.46% K	1.47%	1.47%	1.48%
Net investment income (loss)	1.02% I,J	2.41%	1.32%	.06%	.87%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$624	$650	$1,051	$1,360	$1,642	$2,302
Portfolio turnover rate L	19% I	23%	45%	31%	28%	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2005 Fund Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.02	$11.16	$12.08	$10.93	$11.45	$12.00
Income from Investment Operations
Net investment income (loss) A,B	.10	.35	.28	.13	.22	.24
Net realized and unrealized gain (loss)	(.29)	(.85)	(.33)	1.66	(.17)	.14
Total from investment operations	(.19)	(.50)	(.05)	1.79	.05	.38
Distributions from net investment income	(.02)	(.35)	(.29)	(.15)	(.23)	(.25)
Distributions from net realized gain	-	(.29)	(.59)	(.49)	(.34)	(.68)
Total distributions	(.02)	(.64)	(.87) C	(.64)	(.57)	(.93)
Net asset value, end of period	$9.81	$10.02	$11.16	$12.08	$10.93	$11.45
Total Return D,E	(1.91)%	(4.41)%	(.64)%	16.62%	.21%	3.53%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.47% H,I	.47%	.46% J	.47%	.47%	.48%
Expenses net of fee waivers, if any	.47% H,I	.47%	.46% J	.47%	.47%	.48%
Expenses net of all reductions	.47% H,I	.47%	.46% J	.46%	.47%	.48%
Net investment income (loss)	2.02% H,I	3.41%	2.32%	1.06%	1.87%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$20,046	$30,489	$45,986	$54,932	$46,911	$49,013
Portfolio turnover rate K	19% H	23%	45%	31%	28%	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2005 Fund Class Z

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.94	$11.09	$12.01	$10.88	$11.41	$11.84
Income from Investment Operations
Net investment income (loss) B,C	.10	.35	.28	.13	.22	.20
Net realized and unrealized gain (loss)	(.29)	(.85)	(.31)	1.64	(.16)	.01
Total from investment operations	(.19)	(.50)	(.03)	1.77	.06	.21
Distributions from net investment income	(.02)	(.36)	(.31)	(.15)	(.25)	(.26)
Distributions from net realized gain	-	(.29)	(.59)	(.49)	(.34)	(.39)
Total distributions	(.02)	(.65)	(.89) D	(.64)	(.59)	(.64) D
Net asset value, end of period	$9.73	$9.94	$11.09	$12.01	$10.88	$11.41
Total Return E,F	(1.91)%	(4.44)%	(.48)%	16.59%	.32%	2.09%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.42% I,J	.41% K	.42%	.41% K	.42%	.43% J
Expenses net of fee waivers, if any	.42% I,J	.41% K	.42%	.41% K	.42%	.43% J
Expenses net of all reductions	.42% I,J	.41% K	.42%	.41% K	.42%	.43% J
Net investment income (loss)	2.07% I,J	3.46%	2.37%	1.11%	1.92%	3.58% J
Supplemental Data
Net assets, end of period (000 omitted)	$12,701	$5,990	$5,885	$4,101	$2,851	$126
Portfolio turnover rate L	19% J	23%	45%	31%	28%	28%

AFor the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2005 Fund Class Z6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.96	$11.11	$12.04	$10.90	$11.42	$12.00
Income from Investment Operations
Net investment income (loss) A,B	.11	.35	.29	.14	.23	.25
Net realized and unrealized gain (loss)	(.29)	(.85)	(.32)	1.65	(.16)	.13
Total from investment operations	(.18)	(.50)	(.03)	1.79	.07	.38
Distributions from net investment income	(.02)	(.36)	(.31)	(.16)	(.25)	(.28)
Distributions from net realized gain	-	(.29)	(.59)	(.49)	(.34)	(.68)
Total distributions	(.02)	(.65)	(.90)	(.65)	(.59)	(.96)
Net asset value, end of period	$9.76	$9.96	$11.11	$12.04	$10.90	$11.42
Total Return C,D	(1.78)%	(4.37)%	(.52)%	16.72%	.35%	3.53%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.24% G,H	.36% I	.36% I	.37%	.37%	.37%
Expenses net of fee waivers, if any	.24% G,H	.36% I	.36% I	.37%	.37%	.37%
Expenses net of all reductions	.24% G,H	.36% I	.36% I	.37%	.37%	.37%
Net investment income (loss)	2.25% G,H	3.51%	2.42%	1.16%	1.97%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$6,569	$6,377	$5,722	$4,404	$2,652	$1,849
Portfolio turnover rate J	19% G	23%	45%	31%	28%	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2010 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	35.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	14.4
Fidelity Series Government Money Market Fund 5.41%	7.3
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Overseas Fund	2.8
Fidelity Series International Growth Fund	2.7
Fidelity Series International Value Fund	2.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.7
81.5

Asset Allocation (% of Fund's net assets)

Futures - 3.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2010 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.35% 10/26/23 (b) (Cost $438,388)	440,000	438,450

Domestic Equity Funds - 12.3%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	276,217	3,980,283
Fidelity Advisor Series Growth Opportunities Fund (c)	251,391	2,805,529
Fidelity Advisor Series Small Cap Fund (c)	141,318	1,587,003
Fidelity Series All-Sector Equity Fund (c)	141,902	1,434,631
Fidelity Series Commodity Strategy Fund (c)	18,619	1,845,302
Fidelity Series Large Cap Stock Fund (c)	316,292	5,788,142
Fidelity Series Large Cap Value Index Fund (c)	44,170	618,823
Fidelity Series Opportunistic Insights Fund (c)	200,194	3,425,323
Fidelity Series Small Cap Core Fund (c)	1,303	12,873
Fidelity Series Small Cap Opportunities Fund (c)	157,091	1,938,498
Fidelity Series Stock Selector Large Cap Value Fund (c)	293,195	3,638,548
Fidelity Series Value Discovery Fund (c)	254,737	3,729,350
TOTAL DOMESTIC EQUITY FUNDS (Cost $23,603,590)		30,804,305

International Equity Funds - 16.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	175,891	2,423,782
Fidelity Series Emerging Markets Fund (c)	381,120	3,033,714
Fidelity Series Emerging Markets Opportunities Fund (c)	833,180	13,639,150
Fidelity Series International Growth Fund (c)	450,894	6,822,031
Fidelity Series International Small Cap Fund (c)	114,691	1,749,042
Fidelity Series International Value Fund (c)	618,150	6,793,472
Fidelity Series Overseas Fund (c)	584,639	6,828,580
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $33,067,479)		41,289,771

Bond Funds - 62.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	3,777,417	35,772,137
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	905,981	6,740,499
Fidelity Series Emerging Markets Debt Fund (c)	178,675	1,277,527
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	46,286	419,813
Fidelity Series Floating Rate High Income Fund (c)	22,921	206,973
Fidelity Series High Income Fund (c)	167,049	1,346,418
Fidelity Series International Credit Fund (c)	34,138	260,813
Fidelity Series International Developed Markets Bond Index Fund (c)	1,160,154	9,722,093
Fidelity Series Investment Grade Bond Fund (c)	9,273,456	88,561,506
Fidelity Series Long-Term Treasury Bond Index Fund (c)	1,870,531	9,838,992
Fidelity Series Real Estate Income Fund (c)	24,976	233,275
TOTAL BOND FUNDS (Cost $176,173,745)		154,380,046

Short-Term Funds - 8.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	400,918	400,998
Fidelity Series Government Money Market Fund 5.41% (c)(f)	18,272,892	18,272,892
Fidelity Series Short-Term Credit Fund (c)	363,239	3,501,624
TOTAL SHORT-TERM FUNDS (Cost $22,274,384)		22,175,514

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $255,557,586)	249,088,086
NET OTHER ASSETS (LIABILITIES) - 0.0%	(20,400)
NET ASSETS - 100.0%	249,067,686

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	52	Dec 2023	5,619,250	(97,805)	(97,805)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	58	Dec 2023	6,110,844	(48,321)	(48,321)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	11	Dec 2023	1,251,594	(58,866)	(58,866)

TOTAL PURCHASED					(204,992)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	10	Dec 2023	2,162,750	92,778	92,778
ICE MSCI EAFE Index Contracts (United States)	11	Dec 2023	1,122,825	35,074	35,074
ICE MSCI Emerging Markets Index Contracts (United States)	16	Dec 2023	764,400	22,733	22,733

TOTAL SOLD					150,585

TOTAL FUTURES CONTRACTS					(54,407)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.7%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $17,617,483.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $438,450.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	450,803	2,641,218	2,691,023	11,228	-	-	400,998	0.0%
Total	450,803	2,641,218	2,691,023	11,228	-	-	400,998

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	4,546,954	87,062	1,067,185	-	234,974	178,478	3,980,283
Fidelity Advisor Series Growth Opportunities Fund	3,215,430	99,966	868,987	-	(3,386)	362,506	2,805,529
Fidelity Advisor Series Small Cap Fund	1,802,918	77,139	320,811	-	29,188	(1,431)	1,587,003
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	36,908,486	2,135,860	3,194,546	64	(60,833)	(16,830)	35,772,137
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8,021,795	64,904	751,826	5,699	(188,982)	(405,392)	6,740,499
Fidelity Series All-Sector Equity Fund	1,643,751	12,259	339,433	-	4,903	113,151	1,434,631
Fidelity Series Canada Fund	2,874,633	120,628	605,977	-	147,950	(113,452)	2,423,782
Fidelity Series Commodity Strategy Fund	1,863,864	193,388	214,458	43,156	(171,787)	174,295	1,845,302
Fidelity Series Emerging Markets Debt Fund	1,375,580	57,955	120,858	41,171	(18,440)	(16,710)	1,277,527
Fidelity Series Emerging Markets Debt Local Currency Fund	465,230	3,507	47,266	-	(4,306)	2,648	419,813
Fidelity Series Emerging Markets Fund	2,461,091	642,606	-	-	-	(69,983)	3,033,714
Fidelity Series Emerging Markets Opportunities Fund	16,153,080	-	2,542,125	-	272,714	(244,519)	13,639,150
Fidelity Series Floating Rate High Income Fund	189,845	31,103	17,374	8,473	(485)	3,884	206,973
Fidelity Series Government Money Market Fund 5.41%	18,485,743	1,869,870	2,082,721	485,949	-	-	18,272,892
Fidelity Series High Income Fund	1,413,432	53,412	100,323	42,038	(8,754)	(11,349)	1,346,418
Fidelity Series International Credit Fund	260,843	4,681	-	4,681	-	(4,711)	260,813
Fidelity Series International Developed Markets Bond Index Fund	10,474,875	321,595	704,879	169,603	(90,457)	(279,041)	9,722,093
Fidelity Series International Growth Fund	7,595,555	315,057	817,235	-	223,262	(494,608)	6,822,031
Fidelity Series International Small Cap Fund	2,086,887	15,672	268,348	-	93,529	(178,698)	1,749,042
Fidelity Series International Value Fund	7,562,516	154,713	1,203,462	-	207,924	71,781	6,793,472
Fidelity Series Investment Grade Bond Fund	94,839,044	5,043,412	6,244,126	1,876,129	(268,722)	(4,808,102)	88,561,506
Fidelity Series Large Cap Stock Fund	6,588,060	194,444	1,265,212	144,898	462,370	(191,520)	5,788,142
Fidelity Series Large Cap Value Index Fund	688,909	20,631	99,963	-	25,486	(16,240)	618,823
Fidelity Series Long-Term Treasury Bond Index Fund	10,817,830	1,333,587	638,282	160,736	(95,654)	(1,578,489)	9,838,992
Fidelity Series Opportunistic Insights Fund	3,921,024	29,345	898,474	-	238,290	135,138	3,425,323
Fidelity Series Overseas Fund	7,588,448	254,213	854,422	-	142,941	(302,600)	6,828,580
Fidelity Series Real Estate Income Fund	473,341	15,796	254,487	11,860	(10,549)	9,174	233,275
Fidelity Series Short-Term Credit Fund	3,737,976	85,971	318,451	50,595	(7,245)	3,373	3,501,624
Fidelity Series Small Cap Core Fund	-	13,873	1,110	8	6	104	12,873
Fidelity Series Small Cap Opportunities Fund	2,209,098	82,487	386,981	9,658	82,204	(48,310)	1,938,498
Fidelity Series Stock Selector Large Cap Value Fund	4,137,682	50,879	691,565	-	81,019	60,533	3,638,548
Fidelity Series Value Discovery Fund	4,227,589	84,269	666,954	-	107,717	(23,271)	3,729,350
	268,631,509	13,470,284	27,587,841	3,054,718	1,424,877	(7,690,191)	248,248,638

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	438,450	-	438,450	-

Domestic Equity Funds	30,804,305	30,804,305	-	-

International Equity Funds	41,289,771	41,289,771	-	-

Bond Funds	154,380,046	154,380,046	-	-

Short-Term Funds	22,175,514	22,175,514	-	-
Total Investments in Securities:	249,088,086	248,649,636	438,450	-
Derivative Instruments: Assets
Futures Contracts	150,585	150,585	-	-
Total Assets	150,585	150,585	-	-
Liabilities
Futures Contracts	(204,992)	(204,992)	-	-
Total Liabilities	(204,992)	(204,992)	-	-
Total Derivative Instruments:	(54,407)	(54,407)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	150,585	0
Total Equity Risk	150,585	0
Interest Rate Risk
Futures Contracts (a)	0	(204,992)
Total Interest Rate Risk	0	(204,992)
Total Value of Derivatives	150,585	(204,992)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2010 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $438,388)	$438,450
Fidelity Central Funds (cost $400,998)	400,998
Other affiliated issuers (cost $254,718,200)	248,248,638

Total Investment in Securities (cost $255,557,586)		$249,088,086
Cash		10,860
Receivable for investments sold		2,532,530
Receivable for fund shares sold		46,683
Distributions receivable from Fidelity Central Funds		2,094
Receivable for daily variation margin on futures contracts		33,085
Total assets		251,713,338
Liabilities
Payable for investments purchased	$1,344,927
Payable for fund shares redeemed	1,157,945
Accrued management fee	97,249
Distribution and service plan fees payable	42,129
Other payables and accrued expenses	3,402
Total Liabilities		2,645,652
Net Assets		$249,067,686
Net Assets consist of:
Paid in capital		$257,016,061
Total accumulated earnings (loss)		(7,948,375)
Net Assets		$249,067,686

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($98,141,059 ÷ 9,885,496 shares)(a)		$9.93
Maximum offering price per share (100/94.25 of $9.93)		$10.54
Class M :
Net Asset Value and redemption price per share ($46,714,532 ÷ 4,738,657 shares)(a)		$9.86
Maximum offering price per share (100/96.50 of $9.86)		$10.22
Class C :
Net Asset Value and offering price per share ($1,630,367 ÷ 166,084 shares)(a)		$9.82
Class I :
Net Asset Value, offering price and redemption price per share ($58,041,422 ÷ 5,818,900 shares)		$9.97
Class Z :
Net Asset Value, offering price and redemption price per share ($25,276,909 ÷ 2,554,042 shares)		$9.90
Class Z6 :
Net Asset Value, offering price and redemption price per share ($19,263,397 ÷ 1,939,453 shares)		$9.93
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,970,274
Interest		11,029
Income from Fidelity Central Funds		11,228
Total Income		2,992,531
Expenses
Management fee	$609,570
Distribution and service plan fees	261,355
Independent trustees' fees and expenses	444
Miscellaneous	3,399
Total expenses before reductions	874,768
Expense reductions	(234)
Total expenses after reductions		874,534
Net Investment income (loss)		2,117,997
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,424,877
Futures contracts	(696,932)
Capital gain distributions from underlying funds:
Affiliated issuers	84,444
Total net realized gain (loss)		812,389
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1
Affiliated issuers	(7,690,191)
Futures contracts	17,385
Total change in net unrealized appreciation (depreciation)		(7,672,805)
Net gain (loss)		(6,860,416)
Net increase (decrease) in net assets resulting from operations		$(4,742,419)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,117,997	$8,826,924
Net realized gain (loss)	812,389	(3,099,566)
Change in net unrealized appreciation (depreciation)	(7,672,805)	(24,568,877)
Net increase (decrease) in net assets resulting from operations	(4,742,419)	(18,841,519)
Distributions to shareholders	(538,493)	(19,265,299)

Share transactions - net increase (decrease)	(15,103,875)	(26,808,654)
Total increase (decrease) in net assets	(20,384,787)	(64,915,472)

Net Assets
Beginning of period	269,452,473	334,367,945
End of period	$249,067,686	$269,452,473

Financial Highlights
Fidelity Advisor Freedom® 2010 Fund Class A

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.14	$11.46	$12.53	$10.97	$11.78	$12.42
Income from Investment Operations
Net investment income (loss) A,B	.08	.31	.25	.10	.19	.21
Net realized and unrealized gain (loss)	(.27)	(.94)	(.26)	2.18	(.31)	.15
Total from investment operations	(.19)	(.63)	(.01)	2.28	(.12)	.36
Distributions from net investment income	(.02)	(.30)	(.26)	(.11)	(.20)	(.21)
Distributions from net realized gain	-	(.39)	(.80)	(.61)	(.49)	(.79)
Total distributions	(.02)	(.69)	(1.06)	(.72)	(.69)	(1.00)
Net asset value, end of period	$9.93	$10.14	$11.46	$12.53	$10.97	$11.78
Total Return C,D,E	(1.89)%	(5.41)%	(.41)%	21.28%	(1.39)%	3.28%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.73% H,I	.74%	.75%	.76%	.77%	.77% J
Expenses net of fee waivers, if any	.73% H,I	.74%	.75%	.76%	.77%	.77% J
Expenses net of all reductions	.73% H,I	.74%	.75%	.76%	.77%	.77% J
Net investment income (loss)	1.53% H,I	3.03%	2.06%	.81%	1.56%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$98,141	$107,179	$137,046	$164,212	$162,920	$198,633
Portfolio turnover rate K	10% I	20%	37%	26%	23%	24%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2010 Fund Class M

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.08	$11.39	$12.46	$10.92	$11.73	$12.37
Income from Investment Operations
Net investment income (loss) A,B	.06	.28	.22	.07	.15	.18
Net realized and unrealized gain (loss)	(.27)	(.93)	(.26)	2.16	(.30)	.15
Total from investment operations	(.21)	(.65)	(.04)	2.23	(.15)	.33
Distributions from net investment income	(.01)	(.28)	(.24)	(.09)	(.17)	(.18)
Distributions from net realized gain	-	(.39)	(.80)	(.61)	(.49)	(.79)
Total distributions	(.01)	(.66) C	(1.03) C	(.69) C	(.66)	(.97)
Net asset value, end of period	$9.86	$10.08	$11.39	$12.46	$10.92	$11.73
Total Return D,E,F	(2.07)%	(5.59)%	(.63)%	20.90%	(1.63)%	3.06%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.98% I,J	.99%	1.00%	1.01%	1.02%	1.02% K
Expenses net of fee waivers, if any	.98% I,J	.99%	1.00%	1.01%	1.02%	1.02% K
Expenses net of all reductions	.98% I,J	.99%	1.00%	1.01%	1.02%	1.02% K
Net investment income (loss)	1.28% I,J	2.78%	1.81%	.56%	1.31%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$46,715	$48,094	$60,633	$69,654	$64,750	$71,679
Portfolio turnover rate L	10% J	20%	37%	26%	23%	24%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2010 Fund Class C

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.05	$11.34	$12.42	$10.87	$11.66	$12.29
Income from Investment Operations
Net investment income (loss) A,B	.04	.23	.16	.01	.10	.12
Net realized and unrealized gain (loss)	(.27)	(.93)	(.27)	2.16	(.30)	.14
Total from investment operations	(.23)	(.70)	(.11)	2.17	(.20)	.26
Distributions from net investment income	-	(.21)	(.18)	(.02)	(.10)	(.11)
Distributions from net realized gain	-	(.38)	(.80)	(.60)	(.49)	(.78)
Total distributions	-	(.59)	(.97) C	(.62)	(.59)	(.89)
Net asset value, end of period	$9.82	$10.05	$11.34	$12.42	$10.87	$11.66
Total Return D,E,F	(2.29)%	(6.09)%	(1.19)%	20.36%	(2.02)%	2.45%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.48% I,J	1.49%	1.50%	1.51%	1.51% K	1.52% K
Expenses net of fee waivers, if any	1.48% I,J	1.49%	1.50%	1.51%	1.51% K	1.52% K
Expenses net of all reductions	1.48% I,J	1.49%	1.50%	1.51%	1.51% K	1.52% K
Net investment income (loss)	.78% I,J	2.28%	1.31%	.06%	.81%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$1,630	$2,196	$4,335	$6,544	$8,343	$10,765
Portfolio turnover rate L	10% J	20%	37%	26%	23%	24%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2010 Fund Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.18	$11.50	$12.58	$11.02	$11.82	$12.47
Income from Investment Operations
Net investment income (loss) A,B	.09	.34	.29	.13	.22	.24
Net realized and unrealized gain (loss)	(.27)	(.94)	(.28)	2.19	(.30)	.14
Total from investment operations	(.18)	(.60)	.01	2.32	(.08)	.38
Distributions from net investment income	(.03)	(.33)	(.30)	(.15)	(.23)	(.25)
Distributions from net realized gain	-	(.39)	(.80)	(.61)	(.49)	(.79)
Total distributions	(.03)	(.72)	(1.09) C	(.76)	(.72)	(1.03) C
Net asset value, end of period	$9.97	$10.18	$11.50	$12.58	$11.02	$11.82
Total Return D,E	(1.82)%	(5.13)%	(.21)%	21.50%	(1.04)%	3.50%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.48% H,I	.49%	.50%	.51%	.52%	.52% J
Expenses net of fee waivers, if any	.48% H,I	.49%	.50%	.51%	.52%	.52% J
Expenses net of all reductions	.48% H,I	.49%	.50%	.51%	.52%	.52% J
Net investment income (loss)	1.78% H,I	3.28%	2.31%	1.06%	1.81%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$58,041	$81,490	$103,754	$114,929	$107,764	$131,896
Portfolio turnover rate K	10% I	20%	37%	26%	23%	24%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2010 Fund Class Z

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.10	$11.42	$12.51	$10.95	$11.78	$12.30
Income from Investment Operations
Net investment income (loss) B,C	.09	.34	.29	.14	.22	.27
Net realized and unrealized gain (loss)	(.26)	(.93)	(.27)	2.18	(.30)	(.11)
Total from investment operations	(.17)	(.59)	.02	2.32	(.08)	.16
Distributions from net investment income	(.03)	(.34)	(.31)	(.15)	(.26)	(.26)
Distributions from net realized gain	-	(.39)	(.80)	(.61)	(.49)	(.42)
Total distributions	(.03)	(.73)	(1.11)	(.76)	(.75)	(.68)
Net asset value, end of period	$9.90	$10.10	$11.42	$12.51	$10.95	$11.78
Total Return D,E	(1.72)%	(5.07)%	(.20)%	21.71%	(1.05)%	1.65%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.43% H,I	.43% J	.44%	.45%	.46% J	.47% I,J
Expenses net of fee waivers, if any	.43% H,I	.43% J	.44%	.45%	.46% J	.47% I,J
Expenses net of all reductions	.43% H,I	.43% J	.44%	.45%	.46% J	.47% I,J
Net investment income (loss)	1.83% H,I	3.34%	2.37%	1.12%	1.87%	4.58% I
Supplemental Data
Net assets, end of period (000 omitted)	$25,277	$9,500	$8,545	$6,514	$5,895	$257
Portfolio turnover rate K	10% I	20%	37%	26%	23%	24%

AFor the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2010 Fund Class Z6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$11.45	$12.54	$10.99	$11.81	$12.47
Income from Investment Operations
Net investment income (loss) A,B	.10	.35	.30	.14	.23	.25
Net realized and unrealized gain (loss)	(.27)	(.94)	(.27)	2.19	(.31)	.15
Total from investment operations	(.17)	(.59)	.03	2.33	(.08)	.40
Distributions from net investment income	(.03)	(.34)	(.32)	(.17)	(.26)	(.27)
Distributions from net realized gain	-	(.39)	(.80)	(.61)	(.49)	(.79)
Total distributions	(.03)	(.73)	(1.12)	(.78)	(.74) C	(1.06)
Net asset value, end of period	$9.93	$10.13	$11.45	$12.54	$10.99	$11.81
Total Return D,E	(1.70)%	(4.99)%	(.10)%	21.67%	(1.01)%	3.66%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25% H,I	.38%	.38%	.38%	.39%	.39%
Expenses net of fee waivers, if any	.25% H,I	.38%	.38%	.38%	.39%	.39%
Expenses net of all reductions	.25% H,I	.38%	.38%	.38%	.39%	.39%
Net investment income (loss)	2.01% H,I	3.40%	2.43%	1.18%	1.94%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$19,263	$20,994	$20,054	$12,643	$8,352	$6,566
Portfolio turnover rate J	10% I	20%	37%	26%	23%	24%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2015 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	32.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	8.8
Fidelity Series Emerging Markets Opportunities Fund	6.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.3
Fidelity Series Government Money Market Fund 5.41%	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Overseas Fund	3.5
Fidelity Series International Growth Fund	3.5
Fidelity Series International Value Fund	3.4
76.0

Asset Allocation (% of Fund's net assets)

Futures - 3.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2015 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.35% 10/26/23 (b) (Cost $876,776)	880,000	876,900

Domestic Equity Funds - 17.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	820,175	11,818,728
Fidelity Advisor Series Growth Opportunities Fund (c)	746,471	8,330,619
Fidelity Advisor Series Small Cap Fund (c)	419,626	4,712,404
Fidelity Series All-Sector Equity Fund (c)	421,360	4,259,948
Fidelity Series Commodity Strategy Fund (c)	37,564	3,722,962
Fidelity Series Large Cap Stock Fund (c)	939,192	17,187,210
Fidelity Series Large Cap Value Index Fund (c)	131,162	1,837,583
Fidelity Series Opportunistic Insights Fund (c)	594,448	10,171,013
Fidelity Series Small Cap Core Fund (c)	3,805	37,595
Fidelity Series Small Cap Opportunities Fund (c)	466,453	5,756,032
Fidelity Series Stock Selector Large Cap Value Fund (c)	870,602	10,804,176
Fidelity Series Value Discovery Fund (c)	756,408	11,073,808
TOTAL DOMESTIC EQUITY FUNDS (Cost $66,071,226)		89,712,078

International Equity Funds - 20.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	447,200	6,162,421
Fidelity Series Emerging Markets Fund (c)	878,500	6,992,859
Fidelity Series Emerging Markets Opportunities Fund (c)	1,942,651	31,801,196
Fidelity Series International Growth Fund (c)	1,148,847	17,382,061
Fidelity Series International Small Cap Fund (c)	297,653	4,539,205
Fidelity Series International Value Fund (c)	1,576,819	17,329,245
Fidelity Series Overseas Fund (c)	1,489,619	17,398,753
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $79,089,777)		101,605,740

Bond Funds - 55.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	4,655,281	44,085,508
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	3,565,721	26,528,963
Fidelity Series Emerging Markets Debt Fund (c)	362,808	2,594,081
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	94,003	852,606
Fidelity Series Floating Rate High Income Fund (c)	48,847	441,089
Fidelity Series High Income Fund (c)	333,347	2,686,774
Fidelity Series International Credit Fund (c)	81,254	620,778
Fidelity Series International Developed Markets Bond Index Fund (c)	2,348,749	19,682,518
Fidelity Series Investment Grade Bond Fund (c)	16,841,466	160,836,004
Fidelity Series Long-Term Treasury Bond Index Fund (c)	3,978,194	20,925,302
Fidelity Series Real Estate Income Fund (c)	52,742	492,608
TOTAL BOND FUNDS (Cost $321,630,451)		279,746,231

Short-Term Funds - 6.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	845,726	845,895
Fidelity Series Government Money Market Fund 5.41% (c)(f)	25,509,409	25,509,409
Fidelity Series Short-Term Credit Fund (c)	409,883	3,951,269
TOTAL SHORT-TERM FUNDS (Cost $30,422,072)		30,306,573

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $498,090,302)	502,247,522
NET OTHER ASSETS (LIABILITIES) - 0.0%	(41,444)
NET ASSETS - 100.0%	502,206,078

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	105	Dec 2023	11,346,563	(197,490)	(197,490)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	117	Dec 2023	12,327,047	(96,162)	(96,162)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	22	Dec 2023	2,503,188	(118,076)	(118,076)

TOTAL PURCHASED					(411,728)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	19	Dec 2023	4,109,225	176,279	176,279
ICE MSCI EAFE Index Contracts (United States)	22	Dec 2023	2,245,650	70,148	70,148
ICE MSCI Emerging Markets Index Contracts (United States)	31	Dec 2023	1,481,025	45,434	45,434

TOTAL SOLD					291,861

TOTAL FUTURES CONTRACTS					(119,867)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $36,060,761.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $876,900.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,009,022	6,098,819	6,261,946	23,829	-	-	845,895	0.0%
Total	1,009,022	6,098,819	6,261,946	23,829	-	-	845,895

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	13,718,007	274,455	3,413,422	-	881,276	358,412	11,818,728
Fidelity Advisor Series Growth Opportunities Fund	9,700,857	277,285	2,721,420	-	98,127	975,770	8,330,619
Fidelity Advisor Series Small Cap Fund	5,467,870	216,449	1,052,750	-	93,338	(12,503)	4,712,404
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	45,455,669	3,644,510	4,920,754	76	(114,903)	20,986	44,085,508
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	31,400,433	452,096	3,000,380	22,244	(792,681)	(1,530,505)	26,528,963
Fidelity Series All-Sector Equity Fund	4,959,151	15,458	1,067,803	-	128,935	224,207	4,259,948
Fidelity Series Canada Fund	7,519,002	262,874	1,710,029	-	431,613	(341,039)	6,162,421
Fidelity Series Commodity Strategy Fund	3,846,609	474,750	609,714	86,901	(530,161)	541,478	3,722,962
Fidelity Series Emerging Markets Debt Fund	2,863,781	110,772	308,634	84,327	(53,831)	(18,007)	2,594,081
Fidelity Series Emerging Markets Debt Local Currency Fund	967,722	3,037	115,098	-	(11,144)	8,089	852,606
Fidelity Series Emerging Markets Fund	5,719,910	1,443,356	-	-	-	(170,407)	6,992,859
Fidelity Series Emerging Markets Opportunities Fund	38,695,019	-	6,969,550	-	878,282	(802,555)	31,801,196
Fidelity Series Floating Rate High Income Fund	464,117	22,243	53,406	20,346	(3,295)	11,430	441,089
Fidelity Series Government Money Market Fund 5.41%	25,690,921	3,369,147	3,550,659	675,305	-	-	25,509,409
Fidelity Series High Income Fund	2,920,185	95,265	288,396	85,159	(14,166)	(26,114)	2,686,774
Fidelity Series International Credit Fund	620,850	11,140	-	11,141	-	(11,212)	620,778
Fidelity Series International Developed Markets Bond Index Fund	21,759,523	678,993	1,998,269	350,792	(277,815)	(479,914)	19,682,518
Fidelity Series International Growth Fund	19,867,400	688,449	2,483,881	-	990,819	(1,680,726)	17,382,061
Fidelity Series International Small Cap Fund	5,470,913	17,179	727,189	-	278,322	(500,020)	4,539,205
Fidelity Series International Value Fund	19,768,611	328,198	3,490,871	-	699,233	24,074	17,329,245
Fidelity Series Investment Grade Bond Fund	177,227,173	9,825,529	16,905,801	3,455,795	(1,268,213)	(8,042,684)	160,836,004
Fidelity Series Large Cap Stock Fund	19,904,752	497,090	4,024,576	434,377	1,455,371	(645,427)	17,187,210
Fidelity Series Large Cap Value Index Fund	2,075,681	76,392	341,984	-	85,372	(57,878)	1,837,583
Fidelity Series Long-Term Treasury Bond Index Fund	23,802,303	2,789,069	2,036,745	349,348	(322,478)	(3,306,847)	20,925,302
Fidelity Series Opportunistic Insights Fund	11,829,773	37,038	2,814,489	-	902,579	216,112	10,171,013
Fidelity Series Overseas Fund	19,848,535	533,166	2,581,580	-	453,788	(855,156)	17,398,753
Fidelity Series Real Estate Income Fund	1,003,375	27,902	535,353	24,416	(22,994)	19,678	492,608
Fidelity Series Short-Term Credit Fund	4,482,461	79,225	606,205	58,794	(13,822)	9,610	3,951,269
Fidelity Series Small Cap Core Fund	-	41,104	3,775	24	(38)	304	37,595
Fidelity Series Small Cap Opportunities Fund	6,693,381	234,780	1,272,946	28,545	428,264	(327,447)	5,756,032
Fidelity Series Stock Selector Large Cap Value Fund	12,512,016	131,520	2,263,333	-	276,714	147,259	10,804,176
Fidelity Series Value Discovery Fund	12,783,295	231,325	2,195,121	-	428,889	(174,580)	11,073,808
	559,039,295	26,889,796	74,064,133	5,687,590	5,085,381	(16,425,612)	500,524,727

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	876,900	-	876,900	-

Domestic Equity Funds	89,712,078	89,712,078	-	-

International Equity Funds	101,605,740	101,605,740	-	-

Bond Funds	279,746,231	279,746,231	-	-

Short-Term Funds	30,306,573	30,306,573	-	-
Total Investments in Securities:	502,247,522	501,370,622	876,900	-
Derivative Instruments: Assets
Futures Contracts	291,861	291,861	-	-
Total Assets	291,861	291,861	-	-
Liabilities
Futures Contracts	(411,728)	(411,728)	-	-
Total Liabilities	(411,728)	(411,728)	-	-
Total Derivative Instruments:	(119,867)	(119,867)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	291,861	0
Total Equity Risk	291,861	0
Interest Rate Risk
Futures Contracts (a)	0	(411,728)
Total Interest Rate Risk	0	(411,728)
Total Value of Derivatives	291,861	(411,728)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2015 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $876,776)	$876,900
Fidelity Central Funds (cost $845,893)	845,895
Other affiliated issuers (cost $496,367,633)	500,524,727

Total Investment in Securities (cost $498,090,302)		$502,247,522
Cash		21,091
Receivable for investments sold		3,161,957
Receivable for fund shares sold		168,517
Distributions receivable from Fidelity Central Funds		4,418
Receivable for daily variation margin on futures contracts		67,013
Total assets		505,670,518
Liabilities
Payable for investments purchased	$2,854,915
Payable for fund shares redeemed	305,315
Accrued management fee	213,168
Distribution and service plan fees payable	85,334
Other payables and accrued expenses	5,708
Total Liabilities		3,464,440
Net Assets		$502,206,078
Net Assets consist of:
Paid in capital		$497,218,548
Total accumulated earnings (loss)		4,987,530
Net Assets		$502,206,078

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($215,973,844 ÷ 22,194,813 shares)(a)		$9.73
Maximum offering price per share (100/94.25 of $9.73)		$10.32
Class M :
Net Asset Value and redemption price per share ($75,543,521 ÷ 7,802,118 shares)(a)		$9.68
Maximum offering price per share (100/96.50 of $9.68)		$10.03
Class C :
Net Asset Value and offering price per share ($8,206,113 ÷ 856,138 shares)(a)		$9.59
Class I :
Net Asset Value, offering price and redemption price per share ($107,541,948 ÷ 10,922,483 shares)		$9.85
Class Z :
Net Asset Value, offering price and redemption price per share ($57,141,652 ÷ 5,861,055 shares)		$9.75
Class Z6 :
Net Asset Value, offering price and redemption price per share ($37,799,000 ÷ 3,857,374 shares)		$9.80
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$5,434,443
Interest		22,567
Income from Fidelity Central Funds		23,829
Total Income		5,480,839
Expenses
Management fee	$1,366,904
Distribution and service plan fees	545,406
Independent trustees' fees and expenses	916
Miscellaneous	5,720
Total expenses before reductions	1,918,946
Expense reductions	(203)
Total expenses after reductions		1,918,743
Net Investment income (loss)		3,562,096
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	5,085,381
Futures contracts	(1,370,071)
Capital gain distributions from underlying funds:
Affiliated issuers	253,147
Total net realized gain (loss)		3,968,457
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(8)
Affiliated issuers	(16,425,612)
Futures contracts	13,515
Total change in net unrealized appreciation (depreciation)		(16,412,105)
Net gain (loss)		(12,443,648)
Net increase (decrease) in net assets resulting from operations		$(8,881,552)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,562,096	$17,699,746
Net realized gain (loss)	3,968,457	(3,942,025)
Change in net unrealized appreciation (depreciation)	(16,412,105)	(59,966,020)
Net increase (decrease) in net assets resulting from operations	(8,881,552)	(46,208,299)
Distributions to shareholders	(745,336)	(46,410,482)

Share transactions - net increase (decrease)	(48,952,898)	(63,890,710)
Total increase (decrease) in net assets	(58,579,786)	(156,509,491)

Net Assets
Beginning of period	560,785,864	717,295,355
End of period	$502,206,078	$560,785,864

Financial Highlights
Fidelity Advisor Freedom® 2015 Fund Class A

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.92	$11.40	$12.59	$10.71	$11.79	$12.59
Income from Investment Operations
Net investment income (loss) A,B	.06	.29	.25	.09	.18	.21
Net realized and unrealized gain (loss)	(.24)	(1.00)	(.21)	2.66	(.44)	.14
Total from investment operations	(.18)	(.71)	.04	2.75	(.26)	.35
Distributions from net investment income	(.01)	(.28)	(.26)	(.11)	(.19)	(.21)
Distributions from net realized gain	-	(.49)	(.97)	(.76)	(.62)	(.94)
Total distributions	(.01)	(.77)	(1.23)	(.87)	(.82) C	(1.15)
Net asset value, end of period	$9.73	$9.92	$11.40	$12.59	$10.71	$11.79
Total Return D,E,F	(1.80)%	(6.14)%	(.08)%	26.45%	(2.77)%	3.26%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.78% I,J	.78%	.79%	.80%	.81%	.82%
Expenses net of fee waivers, if any	.78% I,J	.78%	.79%	.80%	.81%	.82%
Expenses net of all reductions	.78% I,J	.78%	.79%	.80%	.81%	.82%
Net investment income (loss)	1.25% I,J	2.86%	2.03%	.79%	1.50%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$215,974	$251,605	$315,460	$385,409	$360,371	$476,763
Portfolio turnover rate K	10% J	20%	35%	27%	22%	21%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2015 Fund Class M

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.88	$11.35	$12.55	$10.68	$11.76	$12.56
Income from Investment Operations
Net investment income (loss) A,B	.05	.26	.22	.06	.15	.17
Net realized and unrealized gain (loss)	(.24)	(.99)	(.21)	2.65	(.44)	.15
Total from investment operations	(.19)	(.73)	.01	2.71	(.29)	.32
Distributions from net investment income	(.01)	(.26)	(.24)	(.08)	(.16)	(.18)
Distributions from net realized gain	-	(.48)	(.97)	(.76)	(.62)	(.94)
Total distributions	(.01)	(.74)	(1.21)	(.84)	(.79) C	(1.12)
Net asset value, end of period	$9.68	$9.88	$11.35	$12.55	$10.68	$11.76
Total Return D,E,F	(1.97)%	(6.31)%	(.35)%	26.13%	(3.00)%	3.01%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.03% I,J	1.03%	1.04%	1.05%	1.06%	1.07%
Expenses net of fee waivers, if any	1.03% I,J	1.03%	1.04%	1.05%	1.06%	1.07%
Expenses net of all reductions	1.03% I,J	1.03%	1.04%	1.05%	1.06%	1.07%
Net investment income (loss)	1.00% I,J	2.61%	1.78%	.54%	1.25%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$75,544	$83,161	$107,957	$134,240	$123,857	$152,212
Portfolio turnover rate K	10% J	20%	35%	27%	22%	21%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2015 Fund Class C

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.80	$11.28	$12.46	$10.62	$11.69	$12.47
Income from Investment Operations
Net investment income (loss) A,B	.02	.21	.16	- C	.09	.11
Net realized and unrealized gain (loss)	(.23)	(.99)	(.20)	2.62	(.44)	.16
Total from investment operations	(.21)	(.78)	(.04)	2.62	(.35)	.27
Distributions from net investment income	-	(.22)	(.17)	(.03)	(.09)	(.13)
Distributions from net realized gain	-	(.48)	(.97)	(.74)	(.62)	(.93)
Total distributions	-	(.70)	(1.14)	(.78) D	(.72) D	(1.05) D
Net asset value, end of period	$9.59	$9.80	$11.28	$12.46	$10.62	$11.69
Total Return E,F,G	(2.14)%	(6.83)%	(.74)%	25.36%	(3.48)%	2.60%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.53% J,K	1.53%	1.54%	1.55%	1.56%	1.57%
Expenses net of fee waivers, if any	1.53% J,K	1.53%	1.54%	1.55%	1.56%	1.57%
Expenses net of all reductions	1.53% J,K	1.53%	1.54%	1.55%	1.55%	1.57%
Net investment income (loss)	.50% J,K	2.11%	1.28%	.04%	.76%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$8,206	$9,463	$12,554	$20,654	$20,129	$31,274
Portfolio turnover rate L	10% K	20%	35%	27%	22%	21%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JProxy expenses are not annualized.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2015 Fund Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.04	$11.52	$12.71	$10.81	$11.89	$12.69
Income from Investment Operations
Net investment income (loss) A,B	.08	.31	.29	.13	.21	.24
Net realized and unrealized gain (loss)	(.25)	(1.00)	(.22)	2.67	(.44)	.14
Total from investment operations	(.17)	(.69)	.07	2.80	(.23)	.38
Distributions from net investment income	(.02)	(.31)	(.29)	(.14)	(.22)	(.24)
Distributions from net realized gain	-	(.49)	(.97)	(.76)	(.62)	(.94)
Total distributions	(.02)	(.79) C	(1.26)	(.90)	(.85) C	(1.18)
Net asset value, end of period	$9.85	$10.04	$11.52	$12.71	$10.81	$11.89
Total Return D,E	(1.72)%	(5.84)%	.20%	26.71%	(2.50)%	3.55%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.53% H,I	.53%	.54%	.55%	.56%	.57%
Expenses net of fee waivers, if any	.53% H,I	.53%	.54%	.55%	.56%	.57%
Expenses net of all reductions	.53% H,I	.53%	.54%	.55%	.56%	.57%
Net investment income (loss)	1.50% H,I	3.11%	2.28%	1.04%	1.75%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$107,542	$158,411	$222,906	$256,243	$238,048	$304,221
Portfolio turnover rate J	10% I	20%	35%	27%	22%	21%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2015 Fund Class Z

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.94	$11.42	$12.62	$10.74	$11.85	$12.50
Income from Investment Operations
Net investment income (loss) B,C	.08	.32	.29	.13	.22	.27
Net realized and unrealized gain (loss)	(.25)	(1.00)	(.21)	2.66	(.45)	(.17)
Total from investment operations	(.17)	(.68)	.08	2.79	(.23)	.10
Distributions from net investment income	(.02)	(.32)	(.31)	(.15)	(.26)	(.27)
Distributions from net realized gain	-	(.49)	(.97)	(.76)	(.62)	(.48)
Total distributions	(.02)	(.80) D	(1.28)	(.91)	(.88)	(.75)
Net asset value, end of period	$9.75	$9.94	$11.42	$12.62	$10.74	$11.85
Total Return E,F	(1.71)%	(5.79)%	.25%	26.82%	(2.48)%	1.29%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.46% I,J	.47%	.48%	.48%	.49%	.51% I,K
Expenses net of fee waivers, if any	.46% I,J	.47%	.48%	.48%	.49%	.51% I,K
Expenses net of all reductions	.46% I,J	.47%	.48%	.48%	.49%	.51% I,K
Net investment income (loss)	1.56% I,J	3.17%	2.35%	1.11%	1.82%	4.73% I
Supplemental Data
Net assets, end of period (000 omitted)	$57,142	$25,616	$24,200	$20,850	$16,135	$1,522
Portfolio turnover rate L	10% I	20%	35%	27%	22%	21%

AFor the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2015 Fund Class Z6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.98	$11.46	$12.66	$10.78	$11.87	$12.67
Income from Investment Operations
Net investment income (loss) A,B	.09	.33	.30	.14	.23	.25
Net realized and unrealized gain (loss)	(.25)	(1.00)	(.21)	2.66	(.45)	.16
Total from investment operations	(.16)	(.67)	.09	2.80	(.22)	.41
Distributions from net investment income	(.02)	(.33)	(.32)	(.17)	(.25)	(.27)
Distributions from net realized gain	-	(.49)	(.97)	(.76)	(.62)	(.94)
Total distributions	(.02)	(.81) C	(1.29)	(.92) C	(.87)	(1.21)
Net asset value, end of period	$9.80	$9.98	$11.46	$12.66	$10.78	$11.87
Total Return D,E	(1.59)%	(5.68)%	.31%	26.84%	(2.40)%	3.81%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.27% H,I	.40%	.40%	.40%	.41%	.41%
Expenses net of fee waivers, if any	.27% H,I	.40%	.40%	.40%	.41%	.41%
Expenses net of all reductions	.27% H,I	.40%	.40%	.40%	.41%	.41%
Net investment income (loss)	1.75% H,I	3.25%	2.42%	1.19%	1.90%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$37,799	$32,531	$34,218	$28,215	$15,400	$16,536
Portfolio turnover rate J	10% I	20%	35%	27%	22%	21%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2020 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	28.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.9
Fidelity Series Emerging Markets Opportunities Fund	7.2
Fidelity Series Large Cap Stock Fund	4.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series Overseas Fund	4.2
Fidelity Series International Growth Fund	4.2
Fidelity Series International Value Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3.1
72.1

Asset Allocation (% of Fund's net assets)

Futures - 3.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2020 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.33% to 5.35% 10/26/23 to 11/2/23 (b) (Cost $2,241,707)	2,250,000	2,242,023

Domestic Equity Funds - 23.4%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	2,772,989	39,958,765
Fidelity Advisor Series Growth Opportunities Fund (c)	2,523,862	28,166,299
Fidelity Advisor Series Small Cap Fund (c)	1,418,790	15,933,008
Fidelity Series All-Sector Equity Fund (c)	1,431,196	14,469,389
Fidelity Series Commodity Strategy Fund (c)	96,121	9,526,516
Fidelity Series Large Cap Stock Fund (c)	3,181,363	58,218,946
Fidelity Series Large Cap Value Index Fund (c)	443,563	6,214,322
Fidelity Series Opportunistic Insights Fund (c)	2,016,311	34,499,076
Fidelity Series Small Cap Core Fund (c)	13,223	130,640
Fidelity Series Small Cap Opportunities Fund (c)	1,577,093	19,461,333
Fidelity Series Stock Selector Large Cap Value Fund (c)	2,952,408	36,639,382
Fidelity Series Value Discovery Fund (c)	2,564,964	37,551,076
TOTAL DOMESTIC EQUITY FUNDS (Cost $224,119,275)		300,768,752

International Equity Funds - 23.9%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,378,273	18,992,605
Fidelity Series Emerging Markets Fund (c)	2,556,553	20,350,158
Fidelity Series Emerging Markets Opportunities Fund (c)	5,636,354	92,267,120
Fidelity Series International Growth Fund (c)	3,544,880	53,634,039
Fidelity Series International Small Cap Fund (c)	946,049	14,427,247
Fidelity Series International Value Fund (c)	4,868,160	53,501,083
Fidelity Series Overseas Fund (c)	4,596,395	53,685,899
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $242,872,131)		306,858,151

Bond Funds - 49.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	4,230,490	40,062,742
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	13,677,707	101,762,139
Fidelity Series Emerging Markets Debt Fund (c)	930,666	6,654,259
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	245,665	2,228,182
Fidelity Series Floating Rate High Income Fund (c)	139,960	1,263,843
Fidelity Series High Income Fund (c)	845,683	6,816,205
Fidelity Series International Credit Fund (c)	174,642	1,334,267
Fidelity Series International Developed Markets Bond Index Fund (c)	6,083,483	50,979,586
Fidelity Series Investment Grade Bond Fund (c)	38,294,648	365,713,891
Fidelity Series Long-Term Treasury Bond Index Fund (c)	10,732,518	56,453,042
Fidelity Series Real Estate Income Fund (c)	149,614	1,397,393
TOTAL BOND FUNDS (Cost $758,132,213)		634,665,549

Short-Term Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	1,900,094	1,900,474
Fidelity Series Government Money Market Fund 5.41% (c)(f)	35,766,322	35,766,322
Fidelity Series Short-Term Credit Fund (c)	266,960	2,573,497
TOTAL SHORT-TERM FUNDS (Cost $40,308,235)		40,240,293

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,267,673,561)	1,284,774,768
NET OTHER ASSETS (LIABILITIES) - 0.0%	(137,552)
NET ASSETS - 100.0%	1,284,637,216

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	270	Dec 2023	29,176,875	(507,832)	(507,832)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	302	Dec 2023	31,818,531	(248,212)	(248,212)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	57	Dec 2023	6,485,531	(301,252)	(301,252)

TOTAL PURCHASED					(1,057,296)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	52	Dec 2023	11,246,300	482,447	482,447
ICE MSCI EAFE Index Contracts (United States)	53	Dec 2023	5,409,975	178,885	178,885
ICE MSCI Emerging Markets Index Contracts (United States)	79	Dec 2023	3,774,225	115,224	115,224

TOTAL SOLD					776,556

TOTAL FUTURES CONTRACTS					(280,740)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $91,978,722.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,059,668.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,814,087	15,740,376	16,653,989	59,053	-	-	1,900,474	0.0%
Total	2,814,087	15,740,376	16,653,989	59,053	-	-	1,900,474

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	45,577,007	842,211	10,538,649	-	2,542,871	1,535,325	39,958,765
Fidelity Advisor Series Growth Opportunities Fund	32,229,945	842,135	8,434,063	-	(267,087)	3,795,369	28,166,299
Fidelity Advisor Series Small Cap Fund	18,201,841	653,583	3,174,144	-	251,337	391	15,933,008
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	35,645,468	7,683,819	3,191,619	68	(1,400)	(73,526)	40,062,742
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	116,384,119	4,215,433	10,026,125	84,341	(1,428,091)	(7,383,197)	101,762,139
Fidelity Series All-Sector Equity Fund	16,476,467	83,454	3,253,073	-	27,488	1,135,053	14,469,389
Fidelity Series Canada Fund	22,974,237	478,783	4,715,068	-	1,190,462	(935,809)	18,992,605
Fidelity Series Commodity Strategy Fund	9,797,732	1,209,041	1,504,400	223,893	(1,400,646)	1,424,789	9,526,516
Fidelity Series Emerging Markets Debt Fund	7,239,867	285,763	683,488	213,844	(179,128)	(8,755)	6,654,259
Fidelity Series Emerging Markets Debt Local Currency Fund	2,450,986	37,589	251,039	-	(24,771)	15,417	2,228,182
Fidelity Series Emerging Markets Fund	16,242,608	4,613,429	-	-	-	(505,879)	20,350,158
Fidelity Series Emerging Markets Opportunities Fund	110,505,835	-	18,398,535	-	1,283,767	(1,123,947)	92,267,120
Fidelity Series Floating Rate High Income Fund	1,303,269	65,072	127,443	57,409	(10,464)	33,409	1,263,843
Fidelity Series Government Money Market Fund 5.41%	32,626,931	7,813,152	4,673,761	894,640	-	-	35,766,322
Fidelity Series High Income Fund	7,351,481	255,131	688,191	214,319	(75,358)	(26,858)	6,816,205
Fidelity Series International Credit Fund	1,334,421	23,944	-	23,945	-	(24,098)	1,334,267
Fidelity Series International Developed Markets Bond Index Fund	55,486,568	2,238,376	4,796,946	895,868	(544,754)	(1,403,658)	50,979,586
Fidelity Series International Growth Fund	60,706,289	1,656,885	6,550,522	-	2,445,132	(4,623,745)	53,634,039
Fidelity Series International Small Cap Fund	16,738,368	85,447	1,692,735	-	572,608	(1,276,441)	14,427,247
Fidelity Series International Value Fund	60,381,962	975,962	10,041,713	-	1,844,304	340,568	53,501,083
Fidelity Series Investment Grade Bond Fund	397,954,514	27,293,668	38,408,508	7,797,669	(2,799,715)	(18,326,068)	365,713,891
Fidelity Series Large Cap Stock Fund	66,167,200	1,800,232	12,386,867	1,462,921	3,374,708	(736,327)	58,218,946
Fidelity Series Large Cap Value Index Fund	6,931,311	233,116	1,036,818	-	241,099	(154,386)	6,214,322
Fidelity Series Long-Term Treasury Bond Index Fund	63,724,173	7,469,933	4,942,625	938,348	(789,167)	(9,009,272)	56,453,042
Fidelity Series Opportunistic Insights Fund	39,303,231	199,817	8,702,417	-	2,574,638	1,123,807	34,499,076
Fidelity Series Overseas Fund	60,646,817	1,171,713	6,846,404	-	1,402,404	(2,688,631)	53,685,899
Fidelity Series Real Estate Income Fund	2,569,324	78,972	1,237,563	64,985	(54,494)	41,154	1,397,393
Fidelity Series Short-Term Credit Fund	3,209,993	81,829	715,447	40,211	(14,016)	11,138	2,573,497
Fidelity Series Small Cap Core Fund	-	135,183	5,461	79	(137)	1,055	130,640
Fidelity Series Small Cap Opportunities Fund	22,273,067	711,054	3,831,573	97,467	904,454	(595,669)	19,461,333
Fidelity Series Stock Selector Large Cap Value Fund	41,605,068	564,052	6,922,494	-	769,133	623,623	36,639,382
Fidelity Series Value Discovery Fund	42,506,689	896,525	6,682,013	-	1,061,163	(231,288)	37,551,076
	1,416,546,788	74,695,303	184,459,704	13,010,007	12,896,340	(39,046,456)	1,280,632,271

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	2,242,023	-	2,242,023	-

Domestic Equity Funds	300,768,752	300,768,752	-	-

International Equity Funds	306,858,151	306,858,151	-	-

Bond Funds	634,665,549	634,665,549	-	-

Short-Term Funds	40,240,293	40,240,293	-	-
Total Investments in Securities:	1,284,774,768	1,282,532,745	2,242,023	-
Derivative Instruments: Assets
Futures Contracts	776,556	776,556	-	-
Total Assets	776,556	776,556	-	-
Liabilities
Futures Contracts	(1,057,296)	(1,057,296)	-	-
Total Liabilities	(1,057,296)	(1,057,296)	-	-
Total Derivative Instruments:	(280,740)	(280,740)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	776,556	0
Total Equity Risk	776,556	0
Interest Rate Risk
Futures Contracts (a)	0	(1,057,296)
Total Interest Rate Risk	0	(1,057,296)
Total Value of Derivatives	776,556	(1,057,296)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2020 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,241,707)	$2,242,023
Fidelity Central Funds (cost $1,900,474)	1,900,474
Other affiliated issuers (cost $1,263,531,380)	1,280,632,271

Total Investment in Securities (cost $1,267,673,561)		$1,284,774,768
Receivable for investments sold		9,405,462
Receivable for fund shares sold		1,055,938
Distributions receivable from Fidelity Central Funds		9,938
Receivable for daily variation margin on futures contracts		170,936
Total assets		1,295,417,042
Liabilities
Payable to custodian bank	$2
Payable for investments purchased	5,797,032
Payable for fund shares redeemed	4,169,843
Accrued management fee	587,503
Distribution and service plan fees payable	212,921
Other payables and accrued expenses	12,525
Total Liabilities		10,779,826
Net Assets		$1,284,637,216
Net Assets consist of:
Paid in capital		$1,267,077,076
Total accumulated earnings (loss)		17,560,140
Net Assets		$1,284,637,216

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($526,395,664 ÷ 48,683,667 shares)(a)		$10.81
Maximum offering price per share (100/94.25 of $10.81)		$11.47
Class M :
Net Asset Value and redemption price per share ($188,645,136 ÷ 17,493,140 shares)(a)		$10.78
Maximum offering price per share (100/96.50 of $10.78)		$11.17
Class C :
Net Asset Value and offering price per share ($23,433,393 ÷ 2,209,156 shares)(a)		$10.61
Class I :
Net Asset Value, offering price and redemption price per share ($280,286,303 ÷ 25,596,342 shares)		$10.95
Class Z :
Net Asset Value, offering price and redemption price per share ($152,708,310 ÷ 14,101,470 shares)		$10.83
Class Z6 :
Net Asset Value, offering price and redemption price per share ($113,168,410 ÷ 10,398,735 shares)		$10.88
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$12,157,444
Interest		56,825
Income from Fidelity Central Funds		59,053
Total Income		12,273,322
Expenses
Management fee	$3,729,190
Distribution and service plan fees	1,332,129
Independent trustees' fees and expenses	2,320
Miscellaneous	12,529
Total expenses before reductions	5,076,168
Expense reductions	(851)
Total expenses after reductions		5,075,317
Net Investment income (loss)		7,198,005
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	12,896,340
Futures contracts	(3,488,867)
Capital gain distributions from underlying funds:
Affiliated issuers	852,563
Total net realized gain (loss)		10,260,036
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(38)
Affiliated issuers	(39,046,456)
Futures contracts	51,958
Total change in net unrealized appreciation (depreciation)		(38,994,536)
Net gain (loss)		(28,734,500)
Net increase (decrease) in net assets resulting from operations		$(21,536,495)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,198,005	$41,791,371
Net realized gain (loss)	10,260,036	(9,496,750)
Change in net unrealized appreciation (depreciation)	(38,994,536)	(163,549,486)
Net increase (decrease) in net assets resulting from operations	(21,536,495)	(131,254,865)
Distributions to shareholders	(1,064,860)	(127,667,225)

Share transactions - net increase (decrease)	(113,956,248)	(152,011,229)
Total increase (decrease) in net assets	(136,557,603)	(410,933,319)

Net Assets
Beginning of period	1,421,194,819	1,832,128,138
End of period	$1,284,637,216	$1,421,194,819

Financial Highlights
Fidelity Advisor Freedom® 2020 Fund Class A

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.01	$12.83	$14.19	$11.63	$12.97	$13.71
Income from Investment Operations
Net investment income (loss) A,B	.05	.30	.28	.10	.19	.22
Net realized and unrealized gain (loss)	(.24)	(1.19)	(.18)	3.43	(.65)	.18
Total from investment operations	(.19)	(.89)	.10	3.53	(.46)	.40
Distributions from net investment income	(.01)	(.29)	(.30)	(.12)	(.20)	(.22)
Distributions from net realized gain	-	(.63)	(1.16)	(.85)	(.68)	(.92)
Total distributions	(.01)	(.93) C	(1.46)	(.97)	(.88)	(1.14)
Net asset value, end of period	$10.81	$11.01	$12.83	$14.19	$11.63	$12.97
Total Return D,E,F	(1.76)%	(6.81)%	.25%	31.39%	(4.15)%	3.40%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.82% I,J	.83%	.83%	.84%	.85%	.86%
Expenses net of fee waivers, if any	.82% I,J	.83%	.83%	.84%	.85%	.86%
Expenses net of all reductions	.82% I,J	.83%	.83%	.84%	.85%	.86%
Net investment income (loss)	.96% I,J	2.67%	2.02%	.78%	1.46%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$526,396	$575,228	$741,474	$877,842	$800,330	$1,038,299
Portfolio turnover rate K	11% J	21%	34%	26%	25%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2020 Fund Class M

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.99	$12.81	$14.18	$11.62	$12.96	$13.71
Income from Investment Operations
Net investment income (loss) A,B	.04	.27	.25	.07	.16	.19
Net realized and unrealized gain (loss)	(.25)	(1.18)	(.19)	3.43	(.65)	.17
Total from investment operations	(.21)	(.91)	.06	3.50	(.49)	.36
Distributions from net investment income	-	(.27)	(.27)	(.09)	(.17)	(.19)
Distributions from net realized gain	-	(.63)	(1.16)	(.85)	(.68)	(.92)
Total distributions	-	(.91) C	(1.43)	(.94)	(.85)	(1.11)
Net asset value, end of period	$10.78	$10.99	$12.81	$14.18	$11.62	$12.96
Total Return D,E,F	(1.91)%	(7.01)%	(.02)%	31.08%	(4.38)%	3.07%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.07% I,J	1.08%	1.08%	1.09%	1.10%	1.11%
Expenses net of fee waivers, if any	1.07% I,J	1.08%	1.08%	1.09%	1.10%	1.11%
Expenses net of all reductions	1.07% I,J	1.08%	1.08%	1.09%	1.10%	1.11%
Net investment income (loss)	.71% I,J	2.42%	1.77%	.53%	1.21%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$188,645	$211,956	$265,388	$309,456	$277,496	$345,810
Portfolio turnover rate K	11% I	21%	34%	26%	25%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2020 Fund Class C

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.84	$12.66	$14.03	$11.52	$12.86	$13.60
Income from Investment Operations
Net investment income (loss) A,B	.01	.21	.18	- C	.09	.12
Net realized and unrealized gain (loss)	(.24)	(1.17)	(.18)	3.39	(.64)	.17
Total from investment operations	(.23)	(.96)	-	3.39	(.55)	.29
Distributions from net investment income	-	(.23)	(.21)	(.04)	(.11)	(.14)
Distributions from net realized gain	-	(.63)	(1.16)	(.84)	(.68)	(.90)
Total distributions	-	(.86)	(1.37)	(.88)	(.79)	(1.03) D
Net asset value, end of period	$10.61	$10.84	$12.66	$14.03	$11.52	$12.86
Total Return E,F,G	(2.12)%	(7.48)%	(.47)%	30.36%	(4.81)%	2.55%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.57% J,K	1.58%	1.58%	1.59%	1.60%	1.61%
Expenses net of fee waivers, if any	1.57% J,K	1.58%	1.58%	1.59%	1.60%	1.61%
Expenses net of all reductions	1.57% J,K	1.58%	1.58%	1.59%	1.60%	1.61%
Net investment income (loss)	.21% J,K	1.92%	1.27%	.03%	.71%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$23,433	$26,447	$36,340	$51,480	$46,563	$63,123
Portfolio turnover rate L	11% J	21%	34%	26%	25%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2020 Fund Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.15	$12.97	$14.32	$11.73	$13.07	$13.82
Income from Investment Operations
Net investment income (loss) A,B	.07	.33	.32	.14	.22	.26
Net realized and unrealized gain (loss)	(.26)	(1.20)	(.18)	3.46	(.65)	.17
Total from investment operations	(.19)	(.87)	.14	3.60	(.43)	.43
Distributions from net investment income	(.01)	(.31)	(.32)	(.15)	(.23)	(.26)
Distributions from net realized gain	-	(.64)	(1.16)	(.85)	(.68)	(.92)
Total distributions	(.01)	(.95)	(1.49) C	(1.01) C	(.91)	(1.18)
Net asset value, end of period	$10.95	$11.15	$12.97	$14.32	$11.73	$13.07
Total Return D,E	(1.68)%	(6.53)%	.53%	31.70%	(3.87)%	3.61%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.57% H,I	.58%	.58%	.59%	.60%	.61%
Expenses net of fee waivers, if any	.57% H,I	.58%	.58%	.59%	.60%	.61%
Expenses net of all reductions	.57% H,I	.58%	.58%	.59%	.60%	.61%
Net investment income (loss)	1.21% H,I	2.92%	2.27%	1.03%	1.71%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$280,286	$427,927	$616,520	$743,070	$654,422	$795,372
Portfolio turnover rate J	11% H	21%	34%	26%	25%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2020 Fund Class Z

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.02	$12.85	$14.21	$11.65	$13.02	$13.69
Income from Investment Operations
Net investment income (loss) B,C	.07	.33	.33	.15	.23	.21
Net realized and unrealized gain (loss)	(.24)	(1.19)	(.19)	3.43	(.64)	(.15)
Total from investment operations	(.17)	(.86)	.14	3.58	(.41)	.06
Distributions from net investment income	(.02)	(.33)	(.34)	(.17)	(.28)	(.30)
Distributions from net realized gain	-	(.65)	(1.17)	(.85)	(.68)	(.43)
Total distributions	(.02)	(.97) D	(1.50) D	(1.02)	(.96)	(.73)
Net asset value, end of period	$10.83	$11.02	$12.85	$14.21	$11.65	$13.02
Total Return E,F	(1.59)%	(6.48)%	.58%	31.82%	(3.82)%	.91%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.50% I,J	.50%	.51%	.52%	.53% K	.54% J,K
Expenses net of fee waivers, if any	.50% I,J	.50%	.51%	.52%	.53% K	.54% J,K
Expenses net of all reductions	.50% I,J	.50%	.51%	.52%	.53% K	.54% J,K
Net investment income (loss)	1.28% I,J	3.00%	2.35%	1.10%	1.78%	3.41% J
Supplemental Data
Net assets, end of period (000 omitted)	$152,708	$74,665	$59,576	$45,836	$33,172	$2,585
Portfolio turnover rate L	11% J	21%	34%	26%	25%	22%

AFor the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2020 Fund Class Z6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.07	$12.90	$14.26	$11.69	$13.04	$13.81
Income from Investment Operations
Net investment income (loss) A,B	.08	.34	.34	.16	.25	.28
Net realized and unrealized gain (loss)	(.25)	(1.19)	(.18)	3.45	(.65)	.17
Total from investment operations	(.17)	(.85)	.16	3.61	(.40)	.45
Distributions from net investment income	(.02)	(.33)	(.35)	(.18)	(.27)	(.30)
Distributions from net realized gain	-	(.65)	(1.17)	(.85)	(.68)	(.92)
Total distributions	(.02)	(.98)	(1.52)	(1.04) C	(.95)	(1.22)
Net asset value, end of period	$10.88	$11.07	$12.90	$14.26	$11.69	$13.04
Total Return D,E	(1.56)%	(6.41)%	.69%	31.94%	(3.72)%	3.76%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.30% H,I	.42%	.42%	.42%	.43%	.43%
Expenses net of fee waivers, if any	.30% H,I	.42%	.42%	.42%	.43%	.43%
Expenses net of all reductions	.30% H,I	.42%	.42%	.42%	.43%	.43%
Net investment income (loss)	1.48% H,I	3.08%	2.44%	1.20%	1.88%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$113,168	$104,972	$112,829	$94,399	$57,497	$45,686
Portfolio turnover rate J	11% H	21%	34%	26%	25%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2025 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	24.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.6
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Large Cap Stock Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series Overseas Fund	4.8
Fidelity Series International Growth Fund	4.8
Fidelity Series International Value Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Advisor Series Equity Growth Fund	3.7
73.5

Asset Allocation (% of Fund's net assets)

Futures - 3.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2025 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.33% to 5.35% 10/26/23 to 11/2/23 (b) (Cost $3,835,776)	3,850,000	3,836,315

Domestic Equity Funds - 27.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	5,743,214	82,759,708
Fidelity Advisor Series Growth Opportunities Fund (c)	5,227,225	58,335,830
Fidelity Advisor Series Small Cap Fund (c)	2,938,540	32,999,802
Fidelity Series All-Sector Equity Fund (c)	2,958,178	29,907,181
Fidelity Series Commodity Strategy Fund (c)	166,030	16,455,231
Fidelity Series Large Cap Stock Fund (c)	6,585,813	120,520,381
Fidelity Series Large Cap Value Index Fund (c)	919,521	12,882,490
Fidelity Series Opportunistic Insights Fund (c)	4,172,617	71,393,472
Fidelity Series Small Cap Core Fund (c)	25,921	256,098
Fidelity Series Small Cap Opportunities Fund (c)	3,266,341	40,306,653
Fidelity Series Stock Selector Large Cap Value Fund (c)	6,110,121	75,826,604
Fidelity Series Value Discovery Fund (c)	5,308,399	77,714,957
TOTAL DOMESTIC EQUITY FUNDS (Cost $468,630,562)		619,358,407

International Equity Funds - 26.9%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,719,903	37,480,263
Fidelity Series Emerging Markets Fund (c)	4,880,563	38,849,284
Fidelity Series Emerging Markets Opportunities Fund (c)	10,663,683	174,564,494
Fidelity Series International Growth Fund (c)	6,991,143	105,775,990
Fidelity Series International Small Cap Fund (c)	1,854,492	28,281,001
Fidelity Series International Value Fund (c)	9,597,384	105,475,250
Fidelity Series Overseas Fund (c)	9,064,919	105,878,248
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $486,308,591)		596,304,530

Bond Funds - 43.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	25,609,752	190,536,553
Fidelity Series Emerging Markets Debt Fund (c)	1,607,559	11,494,047
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	422,221	3,829,548
Fidelity Series Floating Rate High Income Fund (c)	242,172	2,186,809
Fidelity Series High Income Fund (c)	1,451,987	11,703,019
Fidelity Series International Credit Fund (c)	202,475	1,546,908
Fidelity Series International Developed Markets Bond Index Fund (c)	10,427,337	87,381,083
Fidelity Series Investment Grade Bond Fund (c)	57,640,496	550,466,738
Fidelity Series Long-Term Treasury Bond Index Fund (c)	20,393,037	107,267,376
Fidelity Series Real Estate Income Fund (c)	252,589	2,359,178
TOTAL BOND FUNDS (Cost $1,179,651,579)		968,771,259

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	3,665,134	3,665,867
Fidelity Series Government Money Market Fund 5.41% (c)(f)	26,510,386	26,510,386
Fidelity Series Short-Term Credit Fund (c)	3,034	29,252
TOTAL SHORT-TERM FUNDS (Cost $30,205,340)		30,205,505

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,168,631,848)	2,218,476,016
NET OTHER ASSETS (LIABILITIES) - 0.0%	(244,773)
NET ASSETS - 100.0%	2,218,231,243

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	466	Dec 2023	50,357,125	(876,481)	(876,481)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	520	Dec 2023	54,786,875	(428,037)	(428,037)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	98	Dec 2023	11,150,563	(516,796)	(516,796)

TOTAL PURCHASED					(1,821,314)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	89	Dec 2023	19,248,475	825,726	825,726
ICE MSCI EAFE Index Contracts (United States)	87	Dec 2023	8,880,525	298,145	298,145
ICE MSCI Emerging Markets Index Contracts (United States)	139	Dec 2023	6,640,725	193,140	193,140

TOTAL SOLD					1,317,011

TOTAL FUTURES CONTRACTS					(504,303)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $157,293,505.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,544,347.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,501,195	27,259,535	28,094,863	102,942	-	-	3,665,867	0.0%
Total	4,501,195	27,259,535	28,094,863	102,942	-	-	3,665,867

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	91,374,595	1,827,055	18,696,637	-	2,400,215	5,854,480	82,759,708
Fidelity Advisor Series Growth Opportunities Fund	64,615,881	1,927,131	15,344,610	-	(719,059)	7,856,487	58,335,830
Fidelity Advisor Series Small Cap Fund	36,489,113	1,440,968	5,442,415	-	332,449	179,687	32,999,802
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	197,518,946	21,588,158	12,661,745	152,746	(735,457)	(15,173,349)	190,536,553
Fidelity Series All-Sector Equity Fund	33,032,693	148,080	5,623,954	-	65,028	2,285,334	29,907,181
Fidelity Series Canada Fund	44,001,360	1,083,168	8,081,112	-	1,953,224	(1,476,377)	37,480,263
Fidelity Series Commodity Strategy Fund	16,579,970	1,946,034	2,103,959	386,054	(1,641,932)	1,675,118	16,455,231
Fidelity Series Emerging Markets Debt Fund	12,250,924	455,412	891,272	365,591	(157,689)	(163,328)	11,494,047
Fidelity Series Emerging Markets Debt Local Currency Fund	4,140,082	38,105	330,917	-	(31,642)	13,920	3,829,548
Fidelity Series Emerging Markets Fund	29,790,027	10,012,132	-	-	-	(952,875)	38,849,284
Fidelity Series Emerging Markets Opportunities Fund	203,193,460	-	28,838,381	-	(509,922)	719,337	174,564,494
Fidelity Series Floating Rate High Income Fund	2,207,977	109,901	170,420	98,432	(12,989)	52,340	2,186,809
Fidelity Series Government Money Market Fund 5.41%	24,060,508	7,825,869	5,375,991	663,892	-	-	26,510,386
Fidelity Series High Income Fund	12,371,900	425,685	920,270	364,745	(77,088)	(97,208)	11,703,019
Fidelity Series International Credit Fund	1,547,086	27,761	-	27,761	-	(27,939)	1,546,908
Fidelity Series International Developed Markets Bond Index Fund	92,688,056	4,226,586	6,246,085	1,501,238	(575,126)	(2,712,348)	87,381,083
Fidelity Series International Growth Fund	116,268,955	3,575,425	9,710,600	-	(648,065)	(3,709,725)	105,775,990
Fidelity Series International Small Cap Fund	31,846,802	144,517	2,323,969	-	479,981	(1,866,330)	28,281,001
Fidelity Series International Value Fund	115,859,018	2,050,707	16,651,702	-	2,625,452	1,591,775	105,475,250
Fidelity Series Investment Grade Bond Fund	586,053,083	43,793,312	47,711,539	11,650,683	(947,056)	(30,721,062)	550,466,738
Fidelity Series Large Cap Stock Fund	132,653,165	3,610,043	21,016,701	3,008,942	5,451,673	(177,799)	120,520,381
Fidelity Series Large Cap Value Index Fund	13,893,706	502,760	1,681,794	-	350,777	(182,959)	12,882,490
Fidelity Series Long-Term Treasury Bond Index Fund	118,766,189	14,439,495	7,404,691	1,771,143	(1,037,840)	(17,495,777)	107,267,376
Fidelity Series Opportunistic Insights Fund	78,797,663	354,498	15,251,996	-	1,383,165	6,110,142	71,393,472
Fidelity Series Overseas Fund	116,155,567	2,401,331	10,048,701	-	1,401,172	(4,031,121)	105,878,248
Fidelity Series Real Estate Income Fund	4,220,745	130,775	1,970,945	109,966	(84,574)	63,177	2,359,178
Fidelity Series Short-Term Credit Fund	27,325	1,960	-	403	-	(33)	29,252
Fidelity Series Small Cap Core Fund	-	272,159	18,907	161	772	2,074	256,098
Fidelity Series Small Cap Opportunities Fund	44,651,584	1,524,448	6,475,904	200,683	822,480	(215,955)	40,306,653
Fidelity Series Stock Selector Large Cap Value Fund	83,409,567	1,168,460	11,553,624	-	1,057,000	1,745,201	75,826,604
Fidelity Series Value Discovery Fund	85,217,595	1,844,061	10,993,104	-	906,142	740,263	77,714,957
	2,393,683,542	128,895,996	273,541,945	20,302,440	12,051,091	(50,114,850)	2,210,973,834

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	3,836,315	-	3,836,315	-

Domestic Equity Funds	619,358,407	619,358,407	-	-

International Equity Funds	596,304,530	596,304,530	-	-

Bond Funds	968,771,259	968,771,259	-	-

Short-Term Funds	30,205,505	30,205,505	-	-
Total Investments in Securities:	2,218,476,016	2,214,639,701	3,836,315	-
Derivative Instruments: Assets
Futures Contracts	1,317,011	1,317,011	-	-
Total Assets	1,317,011	1,317,011	-	-
Liabilities
Futures Contracts	(1,821,314)	(1,821,314)	-	-
Total Liabilities	(1,821,314)	(1,821,314)	-	-
Total Derivative Instruments:	(504,303)	(504,303)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,317,011	0
Total Equity Risk	1,317,011	0
Interest Rate Risk
Futures Contracts (a)	0	(1,821,314)
Total Interest Rate Risk	0	(1,821,314)
Total Value of Derivatives	1,317,011	(1,821,314)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2025 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,835,776)	$3,836,315
Fidelity Central Funds (cost $3,665,867)	3,665,867
Other affiliated issuers (cost $2,161,130,205)	2,210,973,834

Total Investment in Securities (cost $2,168,631,848)		$2,218,476,016
Receivable for investments sold		16,204,731
Receivable for fund shares sold		1,197,284
Distributions receivable from Fidelity Central Funds		18,893
Receivable for daily variation margin on futures contracts		294,118
Total assets		2,236,191,042
Liabilities
Payable for investments purchased	$12,849,400
Payable for fund shares redeemed	3,664,565
Accrued management fee	1,086,295
Distribution and service plan fees payable	341,480
Other payables and accrued expenses	18,059
Total Liabilities		17,959,799
Net Assets		$2,218,231,243
Net Assets consist of:
Paid in capital		$2,190,459,295
Total accumulated earnings (loss)		27,771,948
Net Assets		$2,218,231,243

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($853,487,162 ÷ 75,355,183 shares)(a)		$11.33
Maximum offering price per share (100/94.25 of $11.33)		$12.02
Class M :
Net Asset Value and redemption price per share ($309,628,688 ÷ 27,329,322 shares)(a)		$11.33
Maximum offering price per share (100/96.50 of $11.33)		$11.74
Class C :
Net Asset Value and offering price per share ($32,265,767 ÷ 2,933,183 shares)(a)		$11.00
Class I :
Net Asset Value, offering price and redemption price per share ($534,291,702 ÷ 46,532,717 shares)		$11.48
Class Z :
Net Asset Value, offering price and redemption price per share ($278,775,914 ÷ 24,560,487 shares)		$11.35
Class Z6 :
Net Asset Value, offering price and redemption price per share ($209,782,010 ÷ 18,359,276 shares)		$11.43
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$18,548,884
Interest		96,386
Income from Fidelity Central Funds		102,942
Total Income		18,748,212
Expenses
Management fee	$6,864,989
Distribution and service plan fees	2,135,890
Independent trustees' fees and expenses	3,956
Miscellaneous	18,052
Total expenses before reductions	9,022,887
Expense reductions	(1,385)
Total expenses after reductions		9,021,502
Net Investment income (loss)		9,726,710
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	12,051,091
Futures contracts	(5,944,053)
Capital gain distributions from underlying funds:
Affiliated issuers	1,753,556
Total net realized gain (loss)		7,860,594
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(76)
Affiliated issuers	(50,114,850)
Futures contracts	6,931
Total change in net unrealized appreciation (depreciation)		(50,107,995)
Net gain (loss)		(42,247,401)
Net increase (decrease) in net assets resulting from operations		$(32,520,691)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,726,710	$64,772,605
Net realized gain (loss)	7,860,594	(27,574,609)
Change in net unrealized appreciation (depreciation)	(50,107,995)	(252,484,790)
Net increase (decrease) in net assets resulting from operations	(32,520,691)	(215,286,794)
Distributions to shareholders	(1,479,834)	(208,996,936)

Share transactions - net increase (decrease)	(149,032,115)	(104,081,039)
Total increase (decrease) in net assets	(183,032,640)	(528,364,769)

Net Assets
Beginning of period	2,401,263,883	2,929,628,652
End of period	$2,218,231,243	$2,401,263,883

Financial Highlights
Fidelity Advisor Freedom® 2025 Fund Class A

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.51	$13.45	$14.62	$11.55	$12.99	$13.74
Income from Investment Operations
Net investment income (loss) A,B	.04	.29	.29	.10	.18	.21
Net realized and unrealized gain (loss)	(.22)	(1.26)	(.14)	3.84	(.76)	.18
Total from investment operations	(.18)	(.97)	.15	3.94	(.58)	.39
Distributions from net investment income	- C	(.29)	(.30)	(.12)	(.19)	(.21)
Distributions from net realized gain	-	(.68)	(1.02)	(.76)	(.67)	(.93)
Total distributions	- C	(.97)	(1.32)	(.87) D	(.86)	(1.14)
Net asset value, end of period	$11.33	$11.51	$13.45	$14.62	$11.55	$12.99
Total Return E,F,G	(1.53)%	(7.05)%	.64%	35.22%	(5.09)%	3.34%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.86% J,K	.87%	.88%	.89%	.89%	.90%
Expenses net of fee waivers, if any	.86% J,K	.87%	.88%	.89%	.89%	.90%
Expenses net of all reductions	.86% J,K	.87%	.88%	.89%	.89%	.90%
Net investment income (loss)	.73% J,K	2.50%	2.01%	.76%	1.40%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$853,487	$926,152	$1,161,792	$1,276,609	$1,043,442	$1,304,020
Portfolio turnover rate L	11% K	21%	36%	28%	29%	24%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JProxy expenses are not annualized.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2025 Fund Class M

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.53	$13.46	$14.64	$11.57	$13.01	$13.76
Income from Investment Operations
Net investment income (loss) A,B	.03	.26	.26	.07	.15	.18
Net realized and unrealized gain (loss)	(.23)	(1.25)	(.15)	3.84	(.76)	.18
Total from investment operations	(.20)	(.99)	.11	3.91	(.61)	.36
Distributions from net investment income	-	(.26)	(.28)	(.09)	(.16)	(.19)
Distributions from net realized gain	-	(.68)	(1.02)	(.75)	(.67)	(.92)
Total distributions	-	(.94)	(1.29) C	(.84)	(.83)	(1.11)
Net asset value, end of period	$11.33	$11.53	$13.46	$14.64	$11.57	$13.01
Total Return D,E,F	(1.73)%	(7.21)%	.38%	34.85%	(5.31)%	3.09%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.11% I,J	1.12%	1.13%	1.14%	1.14%	1.15%
Expenses net of fee waivers, if any	1.11% I,J	1.12%	1.13%	1.14%	1.14%	1.15%
Expenses net of all reductions	1.11% I,J	1.12%	1.13%	1.14%	1.14%	1.15%
Net investment income (loss)	.48% I,J	2.25%	1.76%	.51%	1.15%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$309,629	$342,224	$405,616	$432,038	$362,131	$423,584
Portfolio turnover rate K	11% J	21%	36%	28%	29%	24%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2025 Fund Class C

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.22	$13.14	$14.33	$11.35	$12.80	$13.54
Income from Investment Operations
Net investment income (loss) A,B	- C	.20	.18	- C	.08	.11
Net realized and unrealized gain (loss)	(.22)	(1.23)	(.14)	3.77	(.75)	.18
Total from investment operations	(.22)	(1.03)	.04	3.77	(.67)	.29
Distributions from net investment income	-	(.22)	(.21)	(.04)	(.11)	(.13)
Distributions from net realized gain	-	(.67)	(1.02)	(.75)	(.66)	(.91)
Total distributions	-	(.89)	(1.23)	(.79)	(.78) D	(1.03) D
Net asset value, end of period	$11.00	$11.22	$13.14	$14.33	$11.35	$12.80
Total Return E,F,G	(1.96)%	(7.72)%	(.12)%	34.28%	(5.85)%	2.59%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.61% J,K	1.62%	1.63%	1.64%	1.64%	1.65%
Expenses net of fee waivers, if any	1.61% J,K	1.62%	1.63%	1.64%	1.64%	1.65%
Expenses net of all reductions	1.61% J,K	1.62%	1.63%	1.64%	1.64%	1.65%
Net investment income (loss)	(.02)% J,K	1.75%	1.26%	.01%	.65%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$32,266	$35,779	$46,295	$60,128	$51,559	$64,691
Portfolio turnover rate L	11% K	21%	36%	28%	29%	24%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JProxy expenses are not annualized.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2025 Fund Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.66	$13.61	$14.77	$11.66	$13.11	$13.86
Income from Investment Operations
Net investment income (loss) A,B	.06	.32	.33	.14	.22	.25
Net realized and unrealized gain (loss)	(.23)	(1.27)	(.14)	3.88	(.77)	.18
Total from investment operations	(.17)	(.95)	.19	4.02	(.55)	.43
Distributions from net investment income	(.01)	(.31)	(.33)	(.15)	(.22)	(.25)
Distributions from net realized gain	-	(.69)	(1.02)	(.76)	(.67)	(.93)
Total distributions	(.01)	(1.00)	(1.35)	(.91)	(.90) C	(1.18)
Net asset value, end of period	$11.48	$11.66	$13.61	$14.77	$11.66	$13.11
Total Return D,E	(1.45)%	(6.81)%	.89%	35.57%	(4.89)%	3.63%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.61% H,I	.62%	.63%	.64%	.64%	.65%
Expenses net of fee waivers, if any	.61% H,I	.62%	.63%	.64%	.64%	.65%
Expenses net of all reductions	.61% H,I	.62%	.63%	.64%	.64%	.65%
Net investment income (loss)	.98% H,I	2.75%	2.26%	1.01%	1.65%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$534,292	$777,570	$1,026,796	$1,150,782	$911,020	$1,051,420
Portfolio turnover rate J	11% I	21%	36%	28%	29%	24%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2025 Fund Class Z

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.53	$13.48	$14.65	$11.58	$13.05	$13.78
Income from Investment Operations
Net investment income (loss) B,C	.06	.32	.34	.15	.23	.03
Net realized and unrealized gain (loss)	(.23)	(1.25)	(.14)	3.85	(.76)	(.02)
Total from investment operations	(.17)	(.93)	.20	4.00	(.53)	.01
Distributions from net investment income	(.01)	(.32)	(.35)	(.17)	(.27)	(.30)
Distributions from net realized gain	-	(.70)	(1.02)	(.76)	(.67)	(.44)
Total distributions	(.01)	(1.02)	(1.37)	(.93)	(.94)	(.74)
Net asset value, end of period	$11.35	$11.53	$13.48	$14.65	$11.58	$13.05
Total Return D,E	(1.44)%	(6.67)%	.94%	35.65%	(4.77)%	.56%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.53% H,I	.54%	.54% J	.55%	.56%	.56% I
Expenses net of fee waivers, if any	.53% H,I	.54%	.54% J	.55%	.56%	.56% I
Expenses net of all reductions	.53% H,I	.54%	.54% J	.55%	.56%	.56% I
Net investment income (loss)	1.06% H,I	2.83%	2.34%	1.10%	1.74%	.43% I
Supplemental Data
Net assets, end of period (000 omitted)	$278,776	$126,414	$94,133	$60,905	$36,620	$3,396
Portfolio turnover rate K	11% I	21%	36%	28%	29%	24%

AFor the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2025 Fund Class Z6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.60	$13.55	$14.71	$11.62	$13.08	$13.85
Income from Investment Operations
Net investment income (loss) A,B	.07	.34	.36	.16	.24	.27
Net realized and unrealized gain (loss)	(.22)	(1.26)	(.15)	3.87	(.77)	.18
Total from investment operations	(.15)	(.92)	.21	4.03	(.53)	.45
Distributions from net investment income	(.02)	(.33)	(.36)	(.18)	(.26)	(.29)
Distributions from net realized gain	-	(.70)	(1.02)	(.76)	(.67)	(.93)
Total distributions	(.02)	(1.03)	(1.37) C	(.94)	(.93)	(1.22)
Net asset value, end of period	$11.43	$11.60	$13.55	$14.71	$11.62	$13.08
Total Return D,E	(1.32)%	(6.58)%	1.07%	35.82%	(4.72)%	3.85%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.34% H,I	.43% J	.44%	.44%	.45%	.45%
Expenses net of fee waivers, if any	.34% H,I	.43% J	.44%	.44%	.45%	.45%
Expenses net of all reductions	.34% H,I	.43% J	.44%	.44%	.45%	.45%
Net investment income (loss)	1.25% H,I	2.93%	2.45%	1.21%	1.85%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$209,782	$193,125	$194,996	$144,871	$77,638	$56,103
Portfolio turnover rate K	11% I	21%	36%	28%	29%	24%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2030 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	22.0
Fidelity Series Emerging Markets Opportunities Fund	8.4
Fidelity Series Large Cap Stock Fund	6.2
Fidelity Series Overseas Fund	5.3
Fidelity Series International Growth Fund	5.3
Fidelity Series International Value Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.4
Fidelity Advisor Series Equity Growth Fund	4.3
Fidelity Series Value Discovery Fund	4.0
70.5

Asset Allocation (% of Fund's net assets)

Futures - 3.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2030 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.33% to 5.35% 10/26/23 to 11/2/23 (b) (Cost $4,831,971)	4,850,000	4,832,649

Domestic Equity Funds - 31.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	8,381,081	120,771,374
Fidelity Advisor Series Growth Opportunities Fund (c)	7,628,073	85,129,290
Fidelity Advisor Series Small Cap Fund (c)	4,288,220	48,156,716
Fidelity Series All-Sector Equity Fund (c)	4,318,604	43,661,083
Fidelity Series Commodity Strategy Fund (c)	211,728	20,984,345
Fidelity Series Large Cap Stock Fund (c)	9,620,581	176,056,632
Fidelity Series Large Cap Value Index Fund (c)	1,342,714	18,811,419
Fidelity Series Opportunistic Insights Fund (c)	6,099,714	104,366,104
Fidelity Series Small Cap Core Fund (c)	38,060	376,030
Fidelity Series Small Cap Opportunities Fund (c)	4,766,565	58,819,408
Fidelity Series Stock Selector Large Cap Value Fund (c)	8,931,121	110,835,216
Fidelity Series Value Discovery Fund (c)	7,758,917	113,590,542
TOTAL DOMESTIC EQUITY FUNDS (Cost $694,896,349)		901,558,159

International Equity Funds - 29.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,856,124	53,137,393
Fidelity Series Emerging Markets Fund (c)	6,754,409	53,765,094
Fidelity Series Emerging Markets Opportunities Fund (c)	14,618,170	239,299,438
Fidelity Series International Growth Fund (c)	9,898,912	149,770,534
Fidelity Series International Small Cap Fund (c)	2,604,392	39,716,972
Fidelity Series International Value Fund (c)	13,579,447	149,238,124
Fidelity Series Overseas Fund (c)	12,835,203	149,915,173
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $702,380,660)		834,842,728

Bond Funds - 37.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	16,828,828	125,206,484
Fidelity Series Emerging Markets Debt Fund (c)	2,037,410	14,567,481
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	533,864	4,842,145
Fidelity Series Floating Rate High Income Fund (c)	302,339	2,730,123
Fidelity Series High Income Fund (c)	1,846,832	14,885,468
Fidelity Series International Credit Fund (c)	198,520	1,516,693
Fidelity Series International Developed Markets Bond Index Fund (c)	13,204,905	110,657,101
Fidelity Series Investment Grade Bond Fund (c)	65,242,199	623,063,000
Fidelity Series Long-Term Treasury Bond Index Fund (c)	28,199,814	148,331,022
Fidelity Series Real Estate Income Fund (c)	329,247	3,075,169
TOTAL BOND FUNDS (Cost $1,273,784,886)		1,048,874,686

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	4,517,775	4,518,679
Fidelity Series Government Money Market Fund 5.41% (c)(f)	33,748,374	33,748,374
Fidelity Series Short-Term Credit Fund (c)	9,151	88,213
TOTAL SHORT-TERM FUNDS (Cost $38,354,636)		38,355,266

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,714,248,502)	2,828,463,488
NET OTHER ASSETS (LIABILITIES) - 0.0%	(234,781)
NET ASSETS - 100.0%	2,828,228,707

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	594	Dec 2023	64,189,125	(1,117,231)	(1,117,231)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	663	Dec 2023	69,853,266	(550,127)	(550,127)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	125	Dec 2023	14,222,656	(661,646)	(661,646)

TOTAL PURCHASED					(2,329,004)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	117	Dec 2023	25,304,175	1,085,505	1,085,505
ICE MSCI EAFE Index Contracts (United States)	113	Dec 2023	11,534,475	382,323	382,323
ICE MSCI Emerging Markets Index Contracts (United States)	175	Dec 2023	8,360,625	245,059	245,059

TOTAL SOLD					1,712,887

TOTAL FUTURES CONTRACTS					(616,117)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $197,368,881.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,522,744.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,321,307	34,125,642	34,928,270	125,632	-	-	4,518,679	0.0%
Total	5,321,307	34,125,642	34,928,270	125,632	-	-	4,518,679

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	127,454,528	3,736,163	21,949,402	-	85,754	11,444,331	120,771,374
Fidelity Advisor Series Growth Opportunities Fund	90,130,121	3,574,477	18,540,337	-	(1,643,685)	11,608,714	85,129,290
Fidelity Advisor Series Small Cap Fund	50,969,005	2,433,767	5,932,773	-	111,710	575,007	48,156,716
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	118,126,186	21,848,449	4,628,662	97,506	(146,488)	(9,993,001)	125,206,484
Fidelity Series All-Sector Equity Fund	46,076,068	617,741	6,310,769	-	79,041	3,199,002	43,661,083
Fidelity Series Canada Fund	59,430,719	2,311,247	9,198,657	-	1,662,707	(1,068,623)	53,137,393
Fidelity Series Commodity Strategy Fund	20,381,182	2,609,674	2,035,369	491,706	(1,340,374)	1,369,232	20,984,345
Fidelity Series Emerging Markets Debt Fund	14,929,209	688,587	643,262	453,917	(1,927)	(405,126)	14,567,481
Fidelity Series Emerging Markets Debt Local Currency Fund	5,051,953	67,578	249,310	-	(18,954)	(9,122)	4,842,145
Fidelity Series Emerging Markets Fund	38,767,627	16,310,104	-	-	-	(1,312,637)	53,765,094
Fidelity Series Emerging Markets Opportunities Fund	266,762,904	-	27,247,084	-	(3,374,820)	3,158,438	239,299,438
Fidelity Series Floating Rate High Income Fund	2,647,459	161,142	126,693	120,472	583	47,632	2,730,123
Fidelity Series Government Money Market Fund 5.41%	29,369,496	10,473,553	6,094,675	830,371	-	-	33,748,374
Fidelity Series High Income Fund	15,016,842	758,129	668,003	453,161	(1,279)	(220,221)	14,885,468
Fidelity Series International Credit Fund	1,516,867	27,219	-	27,219	-	(27,393)	1,516,693
Fidelity Series International Developed Markets Bond Index Fund	112,727,686	7,079,049	5,063,494	1,832,852	(66,969)	(4,019,171)	110,657,101
Fidelity Series International Growth Fund	157,035,868	7,471,125	8,385,792	-	(152,066)	(6,198,601)	149,770,534
Fidelity Series International Small Cap Fund	43,029,195	585,167	1,928,933	-	(270,811)	(1,697,646)	39,716,972
Fidelity Series International Value Fund	156,466,111	4,657,952	17,571,105	-	1,969,734	3,715,432	149,238,124
Fidelity Series Investment Grade Bond Fund	634,158,292	60,303,354	36,035,815	12,893,843	(1,225,652)	(34,137,179)	623,063,000
Fidelity Series Large Cap Stock Fund	185,103,402	6,835,556	23,096,675	4,361,235	4,953,346	2,261,003	176,056,632
Fidelity Series Large Cap Value Index Fund	19,451,110	882,859	1,738,917	-	101,179	115,188	18,811,419
Fidelity Series Long-Term Treasury Bond Index Fund	157,045,171	22,389,958	5,750,054	2,402,178	(207,554)	(25,146,499)	148,331,022
Fidelity Series Opportunistic Insights Fund	109,910,956	1,477,972	17,547,699	-	(758,413)	11,283,288	104,366,104
Fidelity Series Overseas Fund	156,884,122	5,641,337	8,660,698	-	497,920	(4,447,508)	149,915,173
Fidelity Series Real Estate Income Fund	5,124,568	214,785	2,233,793	138,901	(92,266)	61,875	3,075,169
Fidelity Series Short-Term Credit Fund	77,259	11,070	-	1,214	-	(116)	88,213
Fidelity Series Small Cap Core Fund	-	380,450	7,275	228	(183)	3,038	376,030
Fidelity Series Small Cap Opportunities Fund	62,354,740	2,674,823	6,988,114	292,465	237,684	540,275	58,819,408
Fidelity Series Stock Selector Large Cap Value Fund	116,416,201	3,015,931	12,476,404	-	654,117	3,225,371	110,835,216
Fidelity Series Value Discovery Fund	118,937,450	3,998,717	11,570,903	-	144,288	2,080,990	113,590,542
	2,921,352,297	193,237,935	262,680,667	24,397,268	1,196,622	(33,994,027)	2,819,112,160

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	4,832,649	-	4,832,649	-

Domestic Equity Funds	901,558,159	901,558,159	-	-

International Equity Funds	834,842,728	834,842,728	-	-

Bond Funds	1,048,874,686	1,048,874,686	-	-

Short-Term Funds	38,355,266	38,355,266	-	-
Total Investments in Securities:	2,828,463,488	2,823,630,839	4,832,649	-
Derivative Instruments: Assets
Futures Contracts	1,712,887	1,712,887	-	-
Total Assets	1,712,887	1,712,887	-	-
Liabilities
Futures Contracts	(2,329,004)	(2,329,004)	-	-
Total Liabilities	(2,329,004)	(2,329,004)	-	-
Total Derivative Instruments:	(616,117)	(616,117)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,712,887	0
Total Equity Risk	1,712,887	0
Interest Rate Risk
Futures Contracts (a)	0	(2,329,004)
Total Interest Rate Risk	0	(2,329,004)
Total Value of Derivatives	1,712,887	(2,329,004)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2030 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,831,971)	$4,832,649
Fidelity Central Funds (cost $4,518,679)	4,518,679
Other affiliated issuers (cost $2,704,897,852)	2,819,112,160

Total Investment in Securities (cost $2,714,248,502)		$2,828,463,488
Receivable for investments sold		20,553,297
Receivable for fund shares sold		1,836,593
Distributions receivable from Fidelity Central Funds		23,390
Receivable for daily variation margin on futures contracts		375,102
Total assets		2,851,251,870
Liabilities
Payable for investments purchased	$17,146,940
Payable for fund shares redeemed	3,948,768
Accrued management fee	1,478,329
Distribution and service plan fees payable	426,308
Other payables and accrued expenses	22,818
Total Liabilities		23,023,163
Net Assets		$2,828,228,707
Net Assets consist of:
Paid in capital		$2,740,824,795
Total accumulated earnings (loss)		87,403,912
Net Assets		$2,828,228,707

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,032,569,394 ÷ 82,644,759 shares)(a)		$12.49
Maximum offering price per share (100/94.25 of $12.49)		$13.25
Class M :
Net Asset Value and redemption price per share ($390,893,057 ÷ 31,610,012 shares)(a)		$12.37
Maximum offering price per share (100/96.50 of $12.37)		$12.82
Class C :
Net Asset Value and offering price per share ($46,102,198 ÷ 3,825,655 shares)(a)		$12.05
Class I :
Net Asset Value, offering price and redemption price per share ($727,620,503 ÷ 57,689,557 shares)		$12.61
Class Z :
Net Asset Value, offering price and redemption price per share ($352,137,751 ÷ 28,226,883 shares)		$12.48
Class Z6 :
Net Asset Value, offering price and redemption price per share ($278,905,804 ÷ 22,222,288 shares)		$12.55
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$21,855,621
Interest		119,956
Income from Fidelity Central Funds		125,632
Total Income		22,101,209
Expenses
Management fee	$9,155,186
Distribution and service plan fees	2,622,788
Independent trustees' fees and expenses	4,895
Miscellaneous	22,806
Total expenses before reductions	11,805,675
Expense reductions	(1,173)
Total expenses after reductions		11,804,502
Net Investment income (loss)		10,296,707
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,196,622
Futures contracts	(7,296,753)
Capital gain distributions from underlying funds:
Affiliated issuers	2,541,647
Total net realized gain (loss)		(3,558,484)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(103)
Affiliated issuers	(33,994,027)
Futures contracts	(24,927)
Total change in net unrealized appreciation (depreciation)		(34,019,057)
Net gain (loss)		(37,577,541)
Net increase (decrease) in net assets resulting from operations		$(27,280,834)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,296,707	$68,909,425
Net realized gain (loss)	(3,558,484)	(17,128,744)
Change in net unrealized appreciation (depreciation)	(34,019,057)	(290,500,290)
Net increase (decrease) in net assets resulting from operations	(27,280,834)	(238,719,609)
Distributions to shareholders	(1,319,295)	(244,439,351)

Share transactions - net increase (decrease)	(73,591,643)	58,979,611
Total increase (decrease) in net assets	(102,191,772)	(424,179,349)

Net Assets
Beginning of period	2,930,420,479	3,354,599,828
End of period	$2,828,228,707	$2,930,420,479

Financial Highlights
Fidelity Advisor Freedom® 2030 Fund Class A

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.63	$14.75	$16.00	$12.21	$14.01	$14.95
Income from Investment Operations
Net investment income (loss) A,B	.04	.28	.32	.11	.19	.23
Net realized and unrealized gain (loss)	(.18)	(1.33)	(.09)	4.67	(1.01)	.19
Total from investment operations	(.14)	(1.05)	.23	4.78	(.82)	.42
Distributions from net investment income	- C	(.28)	(.33)	(.13)	(.19)	(.24)
Distributions from net realized gain	-	(.79)	(1.15)	(.87)	(.79)	(1.13)
Total distributions	- C	(1.07)	(1.48)	(.99) D	(.98)	(1.36) D
Net asset value, end of period	$12.49	$12.63	$14.75	$16.00	$12.21	$14.01
Total Return E,F,G	(1.09)%	(6.96)%	1.05%	40.51%	(6.61)%	3.43%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.90% J,K	.91%	.92%	.93%	.94%	.94% L
Expenses net of fee waivers, if any	.90% J,K	.91%	.92%	.93%	.94%	.94% L
Expenses net of all reductions	.90% J,K	.91%	.92%	.93%	.94%	.94% L
Net investment income (loss)	.60% J,K	2.25%	1.99%	.75%	1.35%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$1,032,569	$1,084,628	$1,246,930	$1,318,549	$1,041,706	$1,279,896
Portfolio turnover rate M	13% K	22%	31%	29%	33%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JProxy expenses are not annualized.

KAnnualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2030 Fund Class M

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.51	$14.62	$15.88	$12.13	$13.93	$14.88
Income from Investment Operations
Net investment income (loss) A,B	.02	.25	.28	.07	.15	.19
Net realized and unrealized gain (loss)	(.16)	(1.33)	(.09)	4.64	(1.00)	.19
Total from investment operations	(.14)	(1.08)	.19	4.71	(.85)	.38
Distributions from net investment income	-	(.25)	(.30)	(.10)	(.17)	(.21)
Distributions from net realized gain	-	(.78)	(1.15)	(.86)	(.78)	(1.12)
Total distributions	-	(1.03)	(1.45)	(.96)	(.95)	(1.33)
Net asset value, end of period	$12.37	$12.51	$14.62	$15.88	$12.13	$13.93
Total Return C,D,E	(1.12)%	(7.20)%	.81%	40.15%	(6.84)%	3.12%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.15% H,I	1.16%	1.17%	1.18%	1.19%	1.19% J
Expenses net of fee waivers, if any	1.15% H,I	1.16%	1.17%	1.18%	1.19%	1.19% J
Expenses net of all reductions	1.15% H,I	1.16%	1.17%	1.18%	1.19%	1.19% J
Net investment income (loss)	.35% H,I	2.00%	1.74%	.50%	1.10%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$390,893	$410,614	$477,841	$502,610	$391,371	$453,917
Portfolio turnover rate K	13% I	22%	31%	29%	33%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2030 Fund Class C

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.23	$14.32	$15.60	$11.95	$13.75	$14.71
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.18	.19	- C	.08	.12
Net realized and unrealized gain (loss)	(.17)	(1.29)	(.08)	4.55	(.98)	.18
Total from investment operations	(.18)	(1.11)	.11	4.55	(.90)	.30
Distributions from net investment income	-	(.20)	(.24)	(.05)	(.12)	(.15)
Distributions from net realized gain	-	(.78)	(1.15)	(.85)	(.78)	(1.11)
Total distributions	-	(.98)	(1.39)	(.90)	(.90)	(1.26)
Net asset value, end of period	$12.05	$12.23	$14.32	$15.60	$11.95	$13.75
Total Return D,E,F	(1.47)%	(7.61)%	.30%	39.41%	(7.25)%	2.57%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.65% I,J	1.66%	1.67%	1.68%	1.69%	1.69% K
Expenses net of fee waivers, if any	1.65% I,J	1.66%	1.67%	1.68%	1.69%	1.69% K
Expenses net of all reductions	1.65% I,J	1.66%	1.67%	1.68%	1.69%	1.69% K
Net investment income (loss)	(.15)% I,J	1.50%	1.24%	-% L	.60%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$46,102	$48,560	$58,820	$69,899	$55,554	$66,505
Portfolio turnover rate M	13% J	22%	31%	29%	33%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount represents less than .005%.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2030 Fund Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.74	$14.87	$16.10	$12.29	$14.09	$15.04
Income from Investment Operations
Net investment income (loss) A,B	.05	.32	.36	.15	.23	.26
Net realized and unrealized gain (loss)	(.17)	(1.36)	(.08)	4.69	(1.01)	.19
Total from investment operations	(.12)	(1.04)	.28	4.84	(.78)	.45
Distributions from net investment income	(.01)	(.30)	(.36)	(.15)	(.22)	(.27)
Distributions from net realized gain	-	(.80)	(1.15)	(.88)	(.80)	(1.14)
Total distributions	(.01)	(1.09) C	(1.51)	(1.03)	(1.02)	(1.40) C
Net asset value, end of period	$12.61	$12.74	$14.87	$16.10	$12.29	$14.09
Total Return D,E	(.95)%	(6.75)%	1.37%	40.77%	(6.32)%	3.65%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.65% H,I	.66%	.67%	.68%	.69%	.69% J
Expenses net of fee waivers, if any	.65% H,I	.66%	.67%	.68%	.69%	.69% J
Expenses net of all reductions	.65% H,I	.66%	.67%	.68%	.69%	.69% J
Net investment income (loss)	.85% H,I	2.50%	2.24%	1.00%	1.60%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$727,621	$988,412	$1,242,060	$1,325,192	$984,341	$1,108,684
Portfolio turnover rate K	13% I	22%	31%	29%	33%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2030 Fund Class Z

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.60	$14.73	$15.98	$12.20	$14.03	$14.99
Income from Investment Operations
Net investment income (loss) B,C	.06	.32	.37	.16	.24	.04
Net realized and unrealized gain (loss)	(.17)	(1.33)	(.09)	4.67	(1.01)	(.15)
Total from investment operations	(.11)	(1.01)	.28	4.83	(.77)	(.11)
Distributions from net investment income	(.01)	(.32)	(.38)	(.17)	(.25)	(.33)
Distributions from net realized gain	-	(.81)	(1.15)	(.88)	(.82)	(.53)
Total distributions	(.01)	(1.12) D	(1.53)	(1.05)	(1.06) D	(.85) D
Net asset value, end of period	$12.48	$12.60	$14.73	$15.98	$12.20	$14.03
Total Return E,F	(.86)%	(6.61)%	1.37%	41.01%	(6.28)%	(.09)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.57% I,J	.57%	.58%	.59%	.60% K	.60% J
Expenses net of fee waivers, if any	.57% I,J	.57%	.58%	.59%	.60% K	.60% J
Expenses net of all reductions	.57% I,J	.57%	.58%	.59%	.60% K	.60% J
Net investment income (loss)	.93% I,J	2.59%	2.33%	1.09%	1.69%	.65% J
Supplemental Data
Net assets, end of period (000 omitted)	$352,138	$149,008	$102,337	$63,499	$38,041	$2,948
Portfolio turnover rate L	13% J	22%	31%	29%	33%	22%

AFor the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2030 Fund Class Z6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.67	$14.80	$16.03	$12.24	$14.05	$15.03
Income from Investment Operations
Net investment income (loss) A,B	.07	.34	.39	.18	.26	.29
Net realized and unrealized gain (loss)	(.17)	(1.34)	(.08)	4.68	(1.01)	.19
Total from investment operations	(.10)	(1.00)	.31	4.86	(.75)	.48
Distributions from net investment income	(.02)	(.32)	(.39)	(.19)	(.25)	(.30)
Distributions from net realized gain	-	(.81)	(1.15)	(.88)	(.81)	(1.15)
Total distributions	(.02)	(1.13)	(1.54)	(1.07)	(1.06)	(1.46) C
Net asset value, end of period	$12.55	$12.67	$14.80	$16.03	$12.24	$14.05
Total Return D,E	(.82)%	(6.51)%	1.56%	41.14%	(6.16)%	3.84%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.37% H,I	.45%	.46%	.46%	.47%	.47%
Expenses net of fee waivers, if any	.37% H,I	.45%	.46%	.46%	.47%	.47%
Expenses net of all reductions	.37% H,I	.45%	.46%	.46%	.47%	.47%
Net investment income (loss)	1.13% H,I	2.71%	2.45%	1.22%	1.82%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$278,906	$249,199	$226,612	$174,248	$83,686	$60,480
Portfolio turnover rate J	13% I	22%	31%	29%	33%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2035 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	14.7
Fidelity Series Emerging Markets Opportunities Fund	9.6
Fidelity Series Large Cap Stock Fund	7.7
Fidelity Series Overseas Fund	6.3
Fidelity Series International Growth Fund	6.3
Fidelity Series International Value Fund	6.2
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Advisor Series Equity Growth Fund	5.3
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Stock Selector Large Cap Value Fund	4.8
71.6

Asset Allocation (% of Fund's net assets)

Futures - 3.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2035 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.35% 10/12/23 to 11/2/23 (b) (Cost $4,413,561)	4,430,000	4,414,179

Domestic Equity Funds - 39.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	9,346,808	134,687,502
Fidelity Advisor Series Growth Opportunities Fund (c)	8,507,039	94,938,555
Fidelity Advisor Series Small Cap Fund (c)	4,782,253	53,704,700
Fidelity Series All-Sector Equity Fund (c)	4,832,051	48,852,040
Fidelity Series Commodity Strategy Fund (c)	191,802	19,009,537
Fidelity Series Large Cap Stock Fund (c)	10,740,089	196,543,637
Fidelity Series Large Cap Value Index Fund (c)	1,508,774	21,137,928
Fidelity Series Opportunistic Insights Fund (c)	6,814,324	116,593,090
Fidelity Series Small Cap Core Fund (c)	42,297	417,898
Fidelity Series Small Cap Opportunities Fund (c)	5,315,708	65,595,840
Fidelity Series Stock Selector Large Cap Value Fund (c)	9,976,431	123,807,509
Fidelity Series Value Discovery Fund (c)	8,666,700	126,880,489
TOTAL DOMESTIC EQUITY FUNDS (Cost $780,279,073)		1,002,168,725

International Equity Funds - 34.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	4,146,704	57,141,582
Fidelity Series Emerging Markets Fund (c)	6,940,882	55,249,424
Fidelity Series Emerging Markets Opportunities Fund (c)	14,973,032	245,108,537
Fidelity Series International Growth Fund (c)	10,591,476	160,249,036
Fidelity Series International Small Cap Fund (c)	2,805,704	42,786,980
Fidelity Series International Value Fund (c)	14,488,233	159,225,681
Fidelity Series Overseas Fund (c)	13,733,198	160,403,755
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $761,723,056)		880,164,995

Bond Funds - 25.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	835,940	6,219,392
Fidelity Series Emerging Markets Debt Fund (c)	1,796,719	12,846,544
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	479,387	4,348,036
Fidelity Series Floating Rate High Income Fund (c)	228,449	2,062,898
Fidelity Series High Income Fund (c)	1,688,354	13,608,133
Fidelity Series International Credit Fund (c)	156,704	1,197,221
Fidelity Series International Developed Markets Bond Index Fund (c)	8,792,384	73,680,175
Fidelity Series Investment Grade Bond Fund (c)	39,518,439	377,401,094
Fidelity Series Long-Term Treasury Bond Index Fund (c)	27,533,661	144,827,055
Fidelity Series Real Estate Income Fund (c)	341,041	3,185,322
TOTAL BOND FUNDS (Cost $779,220,112)		639,375,870

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	4,166,918	4,167,752
Fidelity Series Government Money Market Fund 5.41% (c)(f)	30,560,210	30,560,210
Fidelity Series Short-Term Credit Fund (c)	10,106	97,421
TOTAL SHORT-TERM FUNDS (Cost $34,824,714)		34,825,383

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,360,460,516)	2,560,949,152
NET OTHER ASSETS (LIABILITIES) - 0.0%	(181,102)
NET ASSETS - 100.0%	2,560,768,050

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	538	Dec 2023	58,137,625	(1,011,903)	(1,011,903)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	601	Dec 2023	63,320,984	(497,215)	(497,215)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	114	Dec 2023	12,971,063	(597,634)	(597,634)

TOTAL PURCHASED					(2,106,752)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	112	Dec 2023	24,222,800	1,039,116	1,039,116
ICE MSCI EAFE Index Contracts (United States)	113	Dec 2023	11,534,475	347,224	347,224
ICE MSCI Emerging Markets Index Contracts (United States)	156	Dec 2023	7,452,900	230,487	230,487

TOTAL SOLD					1,616,827

TOTAL FUTURES CONTRACTS					(489,925)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.7%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $178,620,072.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,143,137.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,871,087	31,047,898	31,751,233	113,161	-	-	4,167,752	0.0%
Total	4,871,087	31,047,898	31,751,233	113,161	-	-	4,167,752

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	141,701,900	4,317,538	24,151,787	-	(1,074,574)	13,894,425	134,687,502
Fidelity Advisor Series Growth Opportunities Fund	100,206,067	3,614,207	19,956,090	-	(2,799,147)	13,873,518	94,938,555
Fidelity Advisor Series Small Cap Fund	56,877,088	2,506,325	6,439,776	-	198,472	562,591	53,704,700
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,378,395	4,293,504	164,972	2,641	(2,000)	(285,535)	6,219,392
Fidelity Series All-Sector Equity Fund	51,226,404	895,124	6,913,495	-	129,918	3,514,089	48,852,040
Fidelity Series Canada Fund	63,160,919	2,876,768	9,515,478	-	1,558,832	(939,459)	57,141,582
Fidelity Series Commodity Strategy Fund	18,197,871	2,722,667	1,958,040	445,690	(1,332,097)	1,379,136	19,009,537
Fidelity Series Emerging Markets Debt Fund	13,135,269	648,679	579,808	400,000	(248)	(357,348)	12,846,544
Fidelity Series Emerging Markets Debt Local Currency Fund	4,484,414	79,003	189,551	-	(12,186)	(13,644)	4,348,036
Fidelity Series Emerging Markets Fund	38,887,633	17,729,293	-	-	-	(1,367,502)	55,249,424
Fidelity Series Emerging Markets Opportunities Fund	271,706,029	-	26,222,017	-	(3,125,472)	2,749,997	245,108,537
Fidelity Series Floating Rate High Income Fund	1,999,687	138,137	111,501	91,144	449	36,126	2,062,898
Fidelity Series Government Money Market Fund 5.41%	26,876,550	9,152,077	5,468,417	751,435	-	-	30,560,210
Fidelity Series High Income Fund	13,192,063	1,207,627	591,814	407,439	(338)	(199,405)	13,608,133
Fidelity Series International Credit Fund	1,197,358	21,486	-	21,486	-	(21,623)	1,197,221
Fidelity Series International Developed Markets Bond Index Fund	68,060,702	11,101,744	2,869,496	1,118,915	(7,570)	(2,605,205)	73,680,175
Fidelity Series International Growth Fund	166,895,618	8,167,878	7,963,391	-	201,256	(7,052,325)	160,249,036
Fidelity Series International Small Cap Fund	46,053,645	806,737	1,948,799	-	(252,564)	(1,872,039)	42,786,980
Fidelity Series International Value Fund	165,964,897	5,770,031	18,537,078	-	1,610,316	4,417,515	159,225,681
Fidelity Series Investment Grade Bond Fund	351,153,554	61,589,412	14,476,130	7,465,303	(165,312)	(20,700,430)	377,401,094
Fidelity Series Large Cap Stock Fund	206,002,295	8,407,520	25,861,887	4,899,286	4,732,704	3,263,005	196,543,637
Fidelity Series Large Cap Value Index Fund	21,835,683	843,692	1,780,122	-	74,149	164,526	21,137,928
Fidelity Series Long-Term Treasury Bond Index Fund	150,679,302	24,552,627	5,639,430	2,332,921	(178,758)	(24,586,686)	144,827,055
Fidelity Series Opportunistic Insights Fund	122,195,428	2,142,039	19,464,273	-	(914,364)	12,634,260	116,593,090
Fidelity Series Overseas Fund	166,731,014	6,877,380	8,910,691	-	368,950	(4,662,898)	160,403,755
Fidelity Series Real Estate Income Fund	4,524,919	219,082	1,517,256	133,368	(119,847)	78,424	3,185,322
Fidelity Series Short-Term Credit Fund	87,383	10,168	-	1,343	-	(130)	97,421
Fidelity Series Small Cap Core Fund	-	419,972	5,317	254	(133)	3,376	417,898
Fidelity Series Small Cap Opportunities Fund	69,535,469	2,808,822	7,604,979	327,198	248,202	608,326	65,595,840
Fidelity Series Stock Selector Large Cap Value Fund	129,638,155	3,885,357	14,044,979	-	824,094	3,504,882	123,807,509
Fidelity Series Value Discovery Fund	132,440,036	4,977,401	13,017,148	-	141,125	2,339,075	126,880,489
	2,607,025,747	192,782,297	245,903,722	18,398,423	103,857	(1,640,958)	2,552,367,221

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	4,414,179	-	4,414,179	-

Domestic Equity Funds	1,002,168,725	1,002,168,725	-	-

International Equity Funds	880,164,995	880,164,995	-	-

Bond Funds	639,375,870	639,375,870	-	-

Short-Term Funds	34,825,383	34,825,383	-	-
Total Investments in Securities:	2,560,949,152	2,556,534,973	4,414,179	-
Derivative Instruments: Assets
Futures Contracts	1,616,827	1,616,827	-	-
Total Assets	1,616,827	1,616,827	-	-
Liabilities
Futures Contracts	(2,106,752)	(2,106,752)	-	-
Total Liabilities	(2,106,752)	(2,106,752)	-	-
Total Derivative Instruments:	(489,925)	(489,925)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,616,827	0
Total Equity Risk	1,616,827	0
Interest Rate Risk
Futures Contracts (a)	0	(2,106,752)
Total Interest Rate Risk	0	(2,106,752)
Total Value of Derivatives	1,616,827	(2,106,752)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2035 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,413,561)	$4,414,179
Fidelity Central Funds (cost $4,167,752)	4,167,752
Other affiliated issuers (cost $2,351,879,203)	2,552,367,221

Total Investment in Securities (cost $2,360,460,516)		$2,560,949,152
Receivable for investments sold		15,724,243
Receivable for fund shares sold		2,170,482
Distributions receivable from Fidelity Central Funds		21,381
Receivable for daily variation margin on futures contracts		341,541
Total assets		2,579,206,799
Liabilities
Payable for investments purchased	$14,388,664
Payable for fund shares redeemed	2,229,423
Accrued management fee	1,422,086
Distribution and service plan fees payable	376,544
Other payables and accrued expenses	22,032
Total Liabilities		18,438,749
Net Assets		$2,560,768,050
Net Assets consist of:
Paid in capital		$2,381,220,731
Total accumulated earnings (loss)		179,547,319
Net Assets		$2,560,768,050

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($895,506,070 ÷ 71,040,296 shares)(a)		$12.61
Maximum offering price per share (100/94.25 of $12.61)		$13.38
Class M :
Net Asset Value and redemption price per share ($357,215,608 ÷ 28,878,956 shares)(a)		$12.37
Maximum offering price per share (100/96.50 of $12.37)		$12.82
Class C :
Net Asset Value and offering price per share ($38,562,523 ÷ 3,229,301 shares)(a)		$11.94
Class I :
Net Asset Value, offering price and redemption price per share ($663,950,766 ÷ 51,958,261 shares)		$12.78
Class Z :
Net Asset Value, offering price and redemption price per share ($323,649,160 ÷ 25,611,567 shares)		$12.64
Class Z6 :
Net Asset Value, offering price and redemption price per share ($281,883,923 ÷ 22,092,530 shares)		$12.76
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$15,543,210
Interest		108,576
Income from Fidelity Central Funds		113,161
Total Income		15,764,947
Expenses
Management fee	$8,771,120
Distribution and service plan fees	2,306,763
Independent trustees' fees and expenses	4,396
Miscellaneous	22,020
Total expenses before reductions	11,104,299
Expense reductions	(1,338)
Total expenses after reductions		11,102,961
Net Investment income (loss)		4,661,986
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	103,857
Futures contracts	(6,478,095)
Capital gain distributions from underlying funds:
Affiliated issuers	2,855,213
Total net realized gain (loss)		(3,519,025)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(222)
Affiliated issuers	(1,640,958)
Futures contracts	(17,756)
Total change in net unrealized appreciation (depreciation)		(1,658,936)
Net gain (loss)		(5,177,961)
Net increase (decrease) in net assets resulting from operations		$(515,975)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,661,986	$51,964,409
Net realized gain (loss)	(3,519,025)	(7,086,133)
Change in net unrealized appreciation (depreciation)	(1,658,936)	(259,304,769)
Net increase (decrease) in net assets resulting from operations	(515,975)	(214,426,493)
Distributions to shareholders	-	(235,381,289)

Share transactions - net increase (decrease)	(53,962,180)	113,405,062
Total increase (decrease) in net assets	(54,478,155)	(336,402,720)

Net Assets
Beginning of period	2,615,246,205	2,951,648,925
End of period	$2,560,768,050	$2,615,246,205

Financial Highlights
Fidelity Advisor Freedom® 2035 Fund Class A

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.62	$14.90	$16.02	$11.46	$13.58	$14.65
Income from Investment Operations
Net investment income (loss) A,B	.02	.24	.30	.10	.17	.20
Net realized and unrealized gain (loss)	(.03)	(1.35)	.07	5.39	(1.28)	.16
Total from investment operations	(.01)	(1.11)	.37	5.49	(1.11)	.36
Distributions from net investment income	-	(.24)	(.30) C	(.12)	(.17)	(.22)
Distributions from net realized gain	-	(.93)	(1.20) C	(.81)	(.85)	(1.22)
Total distributions	-	(1.17)	(1.49) D	(.93)	(1.01) D	(1.43) D
Net asset value, end of period	$12.61	$12.62	$14.90	$16.02	$11.46	$13.58
Total Return E,F,G	(.08)%	(7.18)%	1.95%	49.73%	(9.15)%	3.19%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.95% J,K	.95%	.96%	.97%	.98%	.99%
Expenses net of fee waivers, if any	.95% J,K	.95%	.96%	.97%	.98%	.99%
Expenses net of all reductions	.95% J,K	.95%	.96%	.97%	.98%	.99%
Net investment income (loss)	.24% J,K	1.90%	1.87%	.69%	1.23%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$895,506	$929,561	$1,068,426	$1,122,730	$824,792	$1,026,416
Portfolio turnover rate L	15% J	22%	27%	27%	33%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2035 Fund Class M

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.40	$14.67	$15.80	$11.33	$13.44	$14.53
Income from Investment Operations
Net investment income (loss) A,B	- C	.20	.26	.06	.13	.16
Net realized and unrealized gain (loss)	(.03)	(1.32)	.08	5.31	(1.26)	.16
Total from investment operations	(.03)	(1.12)	.34	5.37	(1.13)	.32
Distributions from net investment income	-	(.22)	(.27) D	(.09)	(.14)	(.19)
Distributions from net realized gain	-	(.93)	(1.20) D	(.81)	(.84)	(1.22)
Total distributions	-	(1.15)	(1.47)	(.90)	(.98)	(1.41)
Net asset value, end of period	$12.37	$12.40	$14.67	$15.80	$11.33	$13.44
Total Return E,F,G	(.24)%	(7.40)%	1.73%	49.26%	(9.36)%	2.89%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.20% J,K	1.20%	1.21%	1.22%	1.23%	1.24%
Expenses net of fee waivers, if any	1.20% J,K	1.20%	1.21%	1.22%	1.23%	1.24%
Expenses net of all reductions	1.20% J,K	1.20%	1.21%	1.22%	1.23%	1.24%
Net investment income (loss)	(.01)% J,K	1.65%	1.62%	.44%	.98%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$357,216	$371,257	$408,691	$425,013	$310,544	$366,074
Portfolio turnover rate L	15% J	22%	27%	27%	33%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2035 Fund Class C

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.00	$14.26	$15.42	$11.09	$13.20	$14.29
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.14	.17	(.01)	.06	.09
Net realized and unrealized gain (loss)	(.03)	(1.29)	.07	5.20	(1.23)	.17
Total from investment operations	(.06)	(1.15)	.24	5.19	(1.17)	.26
Distributions from net investment income	-	(.18)	(.21) C	(.05)	(.10)	(.13)
Distributions from net realized gain	-	(.93)	(1.20) C	(.81)	(.84)	(1.22)
Total distributions	-	(1.11)	(1.40) D	(.86)	(.94)	(1.35)
Net asset value, end of period	$11.94	$12.00	$14.26	$15.42	$11.09	$13.20
Total Return E,F,G	(.50)%	(7.86)%	1.18%	48.61%	(9.84)%	2.39%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.70% J,K	1.70%	1.71%	1.72%	1.73%	1.73% L
Expenses net of fee waivers, if any	1.70% J,K	1.70%	1.71%	1.72%	1.73%	1.73% L
Expenses net of all reductions	1.70% J,K	1.70%	1.71%	1.72%	1.73%	1.73% L
Net investment income (loss)	(.51)% J,K	1.15%	1.12%	(.06)%	.48%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$38,563	$39,813	$45,937	$53,192	$37,642	$44,302
Portfolio turnover rate M	15% J	22%	27%	27%	33%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2035 Fund Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.78	$15.07	$16.17	$11.56	$13.69	$14.75
Income from Investment Operations
Net investment income (loss) A,B	.03	.27	.34	.13	.20	.23
Net realized and unrealized gain (loss)	(.03)	(1.36)	.09	5.44	(1.28)	.17
Total from investment operations	-	(1.09)	.43	5.57	(1.08)	.40
Distributions from net investment income	-	(.26)	(.33) C	(.14)	(.20)	(.25)
Distributions from net realized gain	-	(.94)	(1.20) C	(.81)	(.85)	(1.22)
Total distributions	-	(1.20)	(1.53)	(.96) D	(1.05)	(1.46) D
Net asset value, end of period	$12.78	$12.78	$15.07	$16.17	$11.56	$13.69
Total Return E,F	-%	(6.94)%	2.25%	49.99%	(8.91)%	3.47%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.70% I,J	.70%	.71%	.72%	.73%	.74%
Expenses net of fee waivers, if any	.70% I,J	.70%	.71%	.72%	.73%	.74%
Expenses net of all reductions	.70% I,J	.70%	.71%	.72%	.73%	.74%
Net investment income (loss)	.49% I,J	2.15%	2.12%	.94%	1.48%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$663,951	$901,367	$1,109,011	$1,169,461	$808,586	$907,369
Portfolio turnover rate K	15% I	22%	27%	27%	33%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2035 Fund Class Z

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.63	$14.93	$16.04	$11.47	$13.63	$14.78
Income from Investment Operations
Net investment income (loss) B,C	.04	.28	.36	.15	.21	.07
Net realized and unrealized gain (loss)	(.03)	(1.35)	.08	5.39	(1.27)	(.32)
Total from investment operations	.01	(1.07)	.44	5.54	(1.06)	(.25)
Distributions from net investment income	-	(.28)	(.35) D	(.16)	(.22)	(.31)
Distributions from net realized gain	-	(.95)	(1.20) D	(.81)	(.88)	(.59)
Total distributions	-	(1.23)	(1.55)	(.97)	(1.10)	(.90)
Net asset value, end of period	$12.64	$12.63	$14.93	$16.04	$11.47	$13.63
Total Return E,F	.08%	(6.87)%	2.35%	50.19%	(8.87)%	(.96)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.60% I,J	.61%	.61%	.62%	.63%	.63% I,K
Expenses net of fee waivers, if any	.60% I,J	.61%	.61%	.62%	.63%	.63% I,K
Expenses net of all reductions	.60% I,J	.61%	.61%	.62%	.63%	.63% I,K
Net investment income (loss)	.58% I,J	2.25%	2.22%	1.04%	1.58%	1.01% I
Supplemental Data
Net assets, end of period (000 omitted)	$323,649	$129,100	$97,458	$53,381	$27,968	$2,821
Portfolio turnover rate L	15% I	22%	27%	27%	33%	23%

AFor the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2035 Fund Class Z6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.74	$15.04	$16.14	$11.53	$13.67	$14.75
Income from Investment Operations
Net investment income (loss) A,B	.05	.30	.38	.17	.23	.26
Net realized and unrealized gain (loss)	(.03)	(1.36)	.08	5.43	(1.28)	.16
Total from investment operations	.02	(1.06)	.46	5.60	(1.05)	.42
Distributions from net investment income	-	(.29)	(.37) C	(.17)	(.23)	(.29)
Distributions from net realized gain	-	(.95)	(1.20) C	(.81)	(.86)	(1.22)
Total distributions	-	(1.24)	(1.56) D	(.99) D	(1.09)	(1.50) D
Net asset value, end of period	$12.76	$12.74	$15.04	$16.14	$11.53	$13.67
Total Return E,F	.16%	(6.73)%	2.48%	50.43%	(8.74)%	3.65%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.41% I,J	.47%	.48%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.41% I,J	.47%	.48%	.48%	.49%	.49%
Expenses net of all reductions	.41% I,J	.47%	.48%	.48%	.49%	.49%
Net investment income (loss)	.78% I,J	2.38%	2.35%	1.18%	1.73%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$281,884	$244,148	$222,126	$150,227	$63,792	$45,355
Portfolio turnover rate K	15% I	22%	27%	27%	33%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2040 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	10.8
Fidelity Series Large Cap Stock Fund	9.3
Fidelity Series Overseas Fund	7.4
Fidelity Series International Growth Fund	7.3
Fidelity Series International Value Fund	7.3
Fidelity Advisor Series Equity Growth Fund	6.4
Fidelity Series Value Discovery Fund	6.0
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Opportunistic Insights Fund	5.5
71.6

Asset Allocation (% of Fund's net assets)

Futures - 3.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2040 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.33% to 5.35% 10/26/23 to 11/2/23 (b) (Cost $4,034,982)	4,050,000	4,035,549

Domestic Equity Funds - 47.3%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	10,479,707	151,012,571
Fidelity Advisor Series Growth Opportunities Fund (c)	9,538,126	106,445,485
Fidelity Advisor Series Small Cap Fund (c)	5,361,885	60,213,972
Fidelity Series All-Sector Equity Fund (c)	5,416,358	54,759,381
Fidelity Series Commodity Strategy Fund (c)	177,360	17,578,174
Fidelity Series Large Cap Stock Fund (c)	12,038,280	220,300,517
Fidelity Series Large Cap Value Index Fund (c)	1,693,228	23,722,119
Fidelity Series Opportunistic Insights Fund (c)	7,636,475	130,660,090
Fidelity Series Small Cap Core Fund (c)	46,529	459,710
Fidelity Series Small Cap Opportunities Fund (c)	5,959,966	73,545,981
Fidelity Series Stock Selector Large Cap Value Fund (c)	11,180,384	138,748,569
Fidelity Series Value Discovery Fund (c)	9,712,716	142,194,163
TOTAL DOMESTIC EQUITY FUNDS (Cost $895,350,249)		1,119,640,732

International Equity Funds - 39.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	4,499,203	61,999,016
Fidelity Series Emerging Markets Fund (c)	7,361,047	58,593,937
Fidelity Series Emerging Markets Opportunities Fund (c)	15,635,422	255,951,850
Fidelity Series International Growth Fund (c)	11,491,977	173,873,616
Fidelity Series International Small Cap Fund (c)	2,977,540	45,407,491
Fidelity Series International Value Fund (c)	15,719,795	172,760,542
Fidelity Series Overseas Fund (c)	14,900,820	174,041,575
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $827,627,098)		942,628,027

Bond Funds - 11.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	260,909	1,941,162
Fidelity Series Emerging Markets Debt Fund (c)	1,660,146	11,870,044
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	432,848	3,925,930
Fidelity Series Floating Rate High Income Fund (c)	248,369	2,242,776
Fidelity Series High Income Fund (c)	1,555,952	12,540,969
Fidelity Series International Credit Fund (c)	142,718	1,090,366
Fidelity Series International Developed Markets Bond Index Fund (c)	1,881,122	15,763,802
Fidelity Series Investment Grade Bond Fund (c)	8,462,750	80,819,260
Fidelity Series Long-Term Treasury Bond Index Fund (c)	25,626,005	134,792,787
Fidelity Series Real Estate Income Fund (c)	318,477	2,974,578
TOTAL BOND FUNDS (Cost $340,313,546)		267,961,674

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	3,815,839	3,816,602
Fidelity Series Government Money Market Fund 5.41% (c)(f)	28,262,902	28,262,902
Fidelity Series Short-Term Credit Fund (c)	9,276	89,424
TOTAL SHORT-TERM FUNDS (Cost $32,168,464)		32,168,928

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,099,494,339)	2,366,434,910
NET OTHER ASSETS (LIABILITIES) - 0.0%	(190,392)
NET ASSETS - 100.0%	2,366,244,518

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	498	Dec 2023	53,815,125	(936,668)	(936,668)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	556	Dec 2023	58,579,813	(460,230)	(460,230)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	105	Dec 2023	11,947,031	(554,084)	(554,084)

TOTAL PURCHASED					(1,950,982)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	104	Dec 2023	22,492,600	964,893	964,893
ICE MSCI EAFE Index Contracts (United States)	100	Dec 2023	10,207,500	308,644	308,644
ICE MSCI Emerging Markets Index Contracts (United States)	151	Dec 2023	7,214,025	212,600	212,600

TOTAL SOLD					1,486,137

TOTAL FUTURES CONTRACTS					(464,845)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.7%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $164,255,793.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,846,218.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,643,694	28,429,656	29,256,748	103,959	-	-	3,816,602	0.0%
Total	4,643,694	28,429,656	29,256,748	103,959	-	-	3,816,602

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	154,082,070	5,769,059	22,786,202	-	(1,817,899)	15,765,543	151,012,571
Fidelity Advisor Series Growth Opportunities Fund	108,961,000	4,733,304	19,295,092	-	(2,523,396)	14,569,669	106,445,485
Fidelity Advisor Series Small Cap Fund	61,904,865	3,294,202	5,787,535	-	(78,474)	880,914	60,213,972
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,135,528	56,229	84,621	1,592	(7,445)	(158,529)	1,941,162
Fidelity Series All-Sector Equity Fund	55,701,871	1,234,694	6,134,476	-	(43,320)	4,000,612	54,759,381
Fidelity Series Canada Fund	66,506,980	3,651,386	8,781,242	-	1,304,273	(682,381)	61,999,016
Fidelity Series Commodity Strategy Fund	16,606,223	2,536,762	1,610,914	412,548	(952,129)	998,232	17,578,174
Fidelity Series Emerging Markets Debt Fund	11,719,965	906,248	425,188	363,609	(1,284)	(329,697)	11,870,044
Fidelity Series Emerging Markets Debt Local Currency Fund	4,001,355	92,723	143,857	-	(5,921)	(18,370)	3,925,930
Fidelity Series Emerging Markets Fund	39,623,726	20,456,589	-	-	-	(1,486,378)	58,593,937
Fidelity Series Emerging Markets Opportunities Fund	276,105,709	-	19,453,628	-	(4,543,343)	3,843,112	255,951,850
Fidelity Series Floating Rate High Income Fund	2,134,765	153,263	84,622	98,158	454	38,916	2,242,776
Fidelity Series Government Money Market Fund 5.41%	24,389,496	8,621,660	4,748,254	690,061	-	-	28,262,902
Fidelity Series High Income Fund	11,843,238	1,321,975	441,541	371,410	(1,037)	(181,666)	12,540,969
Fidelity Series International Credit Fund	1,090,491	19,568	-	19,568	-	(19,693)	1,090,366
Fidelity Series International Developed Markets Bond Index Fund	10,181,417	6,529,381	464,087	174,432	(3,099)	(479,810)	15,763,802
Fidelity Series International Growth Fund	175,734,942	12,104,143	6,379,243	-	(100,273)	(7,485,953)	173,873,616
Fidelity Series International Small Cap Fund	48,163,483	1,097,915	1,588,408	-	(168,059)	(2,097,440)	45,407,491
Fidelity Series International Value Fund	175,082,386	7,562,931	16,226,496	-	973,613	5,368,108	172,760,542
Fidelity Series Investment Grade Bond Fund	57,106,029	29,978,026	2,134,494	1,391,797	(29,327)	(4,100,974)	80,819,260
Fidelity Series Large Cap Stock Fund	224,057,790	10,461,218	22,749,097	5,481,958	2,502,426	6,028,180	220,300,517
Fidelity Series Large Cap Value Index Fund	23,801,739	1,130,778	1,450,531	-	44,068	196,065	23,722,119
Fidelity Series Long-Term Treasury Bond Index Fund	136,442,796	25,227,600	4,025,216	2,140,853	(147,036)	(22,705,357)	134,792,787
Fidelity Series Opportunistic Insights Fund	132,870,816	2,956,434	17,958,211	-	(2,536,006)	15,327,057	130,660,090
Fidelity Series Overseas Fund	175,562,082	10,284,087	6,967,323	-	(124,474)	(4,712,797)	174,041,575
Fidelity Series Real Estate Income Fund	3,975,769	224,433	1,185,076	122,413	(86,383)	45,835	2,974,578
Fidelity Series Short-Term Credit Fund	76,752	12,789	-	1,230	-	(117)	89,424
Fidelity Series Small Cap Core Fund	-	457,909	1,866	279	(47)	3,714	459,710
Fidelity Series Small Cap Opportunities Fund	75,669,093	3,592,920	6,584,757	366,334	(215,264)	1,083,989	73,545,981
Fidelity Series Stock Selector Large Cap Value Fund	141,022,204	5,364,897	12,305,691	-	633,281	4,033,878	138,748,569
Fidelity Series Value Discovery Fund	144,068,648	6,596,667	11,092,122	-	50,906	2,570,064	142,194,163
	2,360,623,228	176,429,790	200,889,790	11,636,242	(7,875,195)	30,294,726	2,358,582,759

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	4,035,549	-	4,035,549	-

Domestic Equity Funds	1,119,640,732	1,119,640,732	-	-

International Equity Funds	942,628,027	942,628,027	-	-

Bond Funds	267,961,674	267,961,674	-	-

Short-Term Funds	32,168,928	32,168,928	-	-
Total Investments in Securities:	2,366,434,910	2,362,399,361	4,035,549	-
Derivative Instruments: Assets
Futures Contracts	1,486,137	1,486,137	-	-
Total Assets	1,486,137	1,486,137	-	-
Liabilities
Futures Contracts	(1,950,982)	(1,950,982)	-	-
Total Liabilities	(1,950,982)	(1,950,982)	-	-
Total Derivative Instruments:	(464,845)	(464,845)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,486,137	0
Total Equity Risk	1,486,137	0
Interest Rate Risk
Futures Contracts (a)	0	(1,950,982)
Total Interest Rate Risk	0	(1,950,982)
Total Value of Derivatives	1,486,137	(1,950,982)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2040 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,034,982)	$4,035,549
Fidelity Central Funds (cost $3,816,602)	3,816,602
Other affiliated issuers (cost $2,091,642,755)	2,358,582,759

Total Investment in Securities (cost $2,099,494,339)		$2,366,434,910
Receivable for investments sold		18,066,623
Receivable for fund shares sold		1,718,673
Distributions receivable from Fidelity Central Funds		19,584
Receivable for daily variation margin on futures contracts		316,406
Total assets		2,386,556,196
Liabilities
Payable for investments purchased	$15,189,069
Payable for fund shares redeemed	3,349,115
Accrued management fee	1,398,074
Distribution and service plan fees payable	350,929
Other payables and accrued expenses	24,491
Total Liabilities		20,311,678
Net Assets		$2,366,244,518
Net Assets consist of:
Paid in capital		$2,133,039,431
Total accumulated earnings (loss)		233,205,087
Net Assets		$2,366,244,518

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($836,271,702 ÷ 60,580,789 shares)(a)		$13.80
Maximum offering price per share (100/94.25 of $13.80)		$14.64
Class M :
Net Asset Value and redemption price per share ($333,168,994 ÷ 24,418,568 shares)(a)		$13.64
Maximum offering price per share (100/96.50 of $13.64)		$14.13
Class C :
Net Asset Value and offering price per share ($35,661,158 ÷ 2,715,346 shares)(a)		$13.13
Class I :
Net Asset Value, offering price and redemption price per share ($633,720,013 ÷ 45,330,819 shares)		$13.98
Class Z :
Net Asset Value, offering price and redemption price per share ($266,001,513 ÷ 19,253,502 shares)		$13.82
Class Z6 :
Net Asset Value, offering price and redemption price per share ($261,421,138 ÷ 18,744,434 shares)		$13.95
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$8,441,459
Interest		99,640
Income from Fidelity Central Funds		103,959
Total Income		8,645,058
Expenses
Management fee	$8,537,250
Distribution and service plan fees	2,137,524
Independent trustees' fees and expenses	4,014
Miscellaneous	24,460
Total expenses before reductions	10,703,248
Expense reductions	(987)
Total expenses after reductions		10,702,261
Net Investment income (loss)		(2,057,203)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(7,875,195)
Futures contracts	(6,045,252)
Capital gain distributions from underlying funds:
Affiliated issuers	3,194,783
Total net realized gain (loss)		(10,725,664)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(366)
Affiliated issuers	30,294,726
Futures contracts	(87,305)
Total change in net unrealized appreciation (depreciation)		30,207,055
Net gain (loss)		19,481,391
Net increase (decrease) in net assets resulting from operations		$17,424,188
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,057,203)	$42,464,498
Net realized gain (loss)	(10,725,664)	(3,427,947)
Change in net unrealized appreciation (depreciation)	30,207,055	(239,147,766)
Net increase (decrease) in net assets resulting from operations	17,424,188	(200,111,215)
Distributions to shareholders	-	(231,625,958)

Share transactions - net increase (decrease)	(19,447,453)	125,908,837
Total increase (decrease) in net assets	(2,023,265)	(305,828,336)

Net Assets
Beginning of period	2,368,267,783	2,674,096,119
End of period	$2,366,244,518	$2,368,267,783

Financial Highlights
Fidelity Advisor Freedom® 2040 Fund Class A

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.72	$16.37	$17.54	$12.08	$14.52	$15.69
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.23	.32	.09	.17	.21
Net realized and unrealized gain (loss)	.10	(1.48)	.23	6.34	(1.55)	.15
Total from investment operations	.08	(1.25)	.55	6.43	(1.38)	.36
Distributions from net investment income	-	(.23)	(.34)	(.11)	(.17)	(.23)
Distributions from net realized gain	-	(1.17)	(1.38)	(.85)	(.88)	(1.31)
Total distributions	-	(1.40)	(1.72)	(.97) C	(1.06) C	(1.53) C
Net asset value, end of period	$13.80	$13.72	$16.37	$17.54	$12.08	$14.52
Total Return D,E,F	.58%	(7.31)%	2.74%	55.32%	(10.59)%	3.04%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.99% I,J	1.00%	1.00%	1.00%	1.00%	.99% K
Expenses net of fee waivers, if any	.99% I,J	1.00%	1.00%	1.00%	1.00%	.99% K
Expenses net of all reductions	.99% I,J	1.00%	1.00%	1.00%	1.00%	.99% K
Net investment income (loss)	(.28)% I,J	1.72%	1.82%	.61%	1.17%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$836,272	$850,228	$963,236	$1,000,757	$729,343	$916,426
Portfolio turnover rate L	15% J	22%	26%	25%	31%	21%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2040 Fund Class M

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.58	$16.22	$17.40	$12.00	$14.44	$15.62
Income from Investment Operations
Net investment income (loss) A,B	(.04)	.20	.27	.05	.13	.17
Net realized and unrealized gain (loss)	.10	(1.48)	.23	6.29	(1.55)	.16
Total from investment operations	.06	(1.28)	.50	6.34	(1.42)	.33
Distributions from net investment income	-	(.21)	(.30)	(.09)	(.15)	(.20)
Distributions from net realized gain	-	(1.16)	(1.38)	(.85)	(.88)	(1.31)
Total distributions	-	(1.36) C	(1.68)	(.94)	(1.02) C	(1.51)
Net asset value, end of period	$13.64	$13.58	$16.22	$17.40	$12.00	$14.44
Total Return D,E,F	.44%	(7.55)%	2.50%	54.96%	(10.84)%	2.82%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.24% I,J	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.24% I,J	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.24% I,J	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	(.53)% I,J	1.47%	1.57%	.36%	.92%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$333,169	$343,213	$386,534	$402,667	$286,126	$356,107
Portfolio turnover rate K	15% J	22%	26%	25%	31%	21%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2040 Fund Class C

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.10	$15.71	$16.91	$11.71	$14.14	$15.32
Income from Investment Operations
Net investment income (loss) A,B	(.07)	.12	.18	(.02)	.06	.09
Net realized and unrealized gain (loss)	.10	(1.42)	.22	6.11	(1.52)	.18
Total from investment operations	.03	(1.30)	.40	6.09	(1.46)	.27
Distributions from net investment income	-	(.16)	(.22)	(.04)	(.09)	(.14)
Distributions from net realized gain	-	(1.15)	(1.38)	(.85)	(.88)	(1.31)
Total distributions	-	(1.31)	(1.60)	(.89)	(.97)	(1.45)
Net asset value, end of period	$13.13	$13.10	$15.71	$16.91	$11.71	$14.14
Total Return C,D,E	.23%	(7.98)%	1.98%	54.12%	(11.31)%	2.37%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.74% H,I	1.75%	1.75%	1.75%	1.75%	1.74% J
Expenses net of fee waivers, if any	1.74% H,I	1.75%	1.75%	1.75%	1.75%	1.74% J
Expenses net of all reductions	1.74% H,I	1.75%	1.75%	1.75%	1.75%	1.74% J
Net investment income (loss)	(1.03)% H,I	.97%	1.07%	(.14)%	.42%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$35,661	$36,592	$42,441	$56,710	$41,153	$53,715
Portfolio turnover rate K	15% I	22%	26%	25%	31%	21%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2040 Fund Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.87	$16.54	$17.69	$12.17	$14.62	$15.78
Income from Investment Operations
Net investment income (loss) A,B	- C	.27	.37	.13	.21	.24
Net realized and unrealized gain (loss)	.11	(1.51)	.23	6.39	(1.57)	.16
Total from investment operations	.11	(1.24)	.60	6.52	(1.36)	.40
Distributions from net investment income	-	(.25)	(.37)	(.14)	(.20)	(.26)
Distributions from net realized gain	-	(1.18)	(1.38)	(.85)	(.89)	(1.31)
Total distributions	-	(1.43)	(1.75)	(1.00) D	(1.09)	(1.56) D
Net asset value, end of period	$13.98	$13.87	$16.54	$17.69	$12.17	$14.62
Total Return E,F	.79%	(7.15)%	3.03%	55.69%	(10.35)%	3.31%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.74% I,J	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.74% I,J	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.74% I,J	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	(.03)% I,J	1.97%	2.07%	.86%	1.42%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$633,720	$801,257	$1,000,722	$1,045,866	$705,362	$805,102
Portfolio turnover rate K	15% J	22%	26%	25%	31%	21%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2040 Fund Class Z

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$13.70	$16.38	$17.54	$12.08	$14.56	$15.85
Income from Investment Operations
Net investment income (loss) B,C	- D	.28	.38	.15	.22	.36
Net realized and unrealized gain (loss)	.12	(1.50)	.24	6.33	(1.55)	(.69)
Total from investment operations	.12	(1.22)	.62	6.48	(1.33)	(.33)
Distributions from net investment income	-	(.27)	(.40)	(.17)	(.23)	(.33)
Distributions from net realized gain	-	(1.19)	(1.38)	(.85)	(.91)	(.63)
Total distributions	-	(1.46)	(1.78)	(1.02)	(1.15) E	(.96)
Net asset value, end of period	$13.82	$13.70	$16.38	$17.54	$12.08	$14.56
Total Return F,G	.88%	(7.05)%	3.14%	55.80%	(10.31)%	(1.30)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.64% J,K	.64%	.64%	.64%	.65%	.65% K,L
Expenses net of fee waivers, if any	.64% J,K	.64%	.64%	.64%	.65%	.65% K,L
Expenses net of all reductions	.64% J,K	.64%	.64%	.64%	.65%	.65% K,L
Net investment income (loss)	.07% J,K	2.07%	2.17%	.97%	1.52%	5.06% K
Supplemental Data
Net assets, end of period (000 omitted)	$266,002	$109,386	$80,498	$43,822	$20,000	$1,501
Portfolio turnover rate M	15% K	22%	26%	25%	31%	21%

AFor the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JProxy expenses are not annualized.

KAnnualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2040 Fund Class Z6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.82	$16.50	$17.64	$12.13	$14.60	$15.76
Income from Investment Operations
Net investment income (loss) A,B	.02	.30	.41	.17	.24	.28
Net realized and unrealized gain (loss)	.11	(1.50)	.24	6.38	(1.57)	.17
Total from investment operations	.13	(1.20)	.65	6.55	(1.33)	.45
Distributions from net investment income	-	(.28)	(.41)	(.18)	(.24)	(.30)
Distributions from net realized gain	-	(1.19)	(1.38)	(.85)	(.90)	(1.31)
Total distributions	-	(1.48) C	(1.79)	(1.04) C	(1.14)	(1.61)
Net asset value, end of period	$13.95	$13.82	$16.50	$17.64	$12.13	$14.60
Total Return D,E	.94%	(6.90)%	3.31%	56.14%	(10.24)%	3.64%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.44% H,I	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.44% H,I	.49%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.44% H,I	.49%	.49%	.49%	.49%	.49%
Net investment income (loss)	.27% H,I	2.22%	2.32%	1.12%	1.67%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$261,421	$227,592	$200,666	$140,291	$57,216	$41,066
Portfolio turnover rate J	15% I	22%	26%	25%	31%	21%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2045 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series International Value Fund	7.6
Fidelity Advisor Series Equity Growth Fund	6.7
Fidelity Series Value Discovery Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
74.6

Asset Allocation (% of Fund's net assets)

Futures - 3.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2045 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.35% 10/12/23 to 11/2/23 (b) (Cost $2,899,302)	2,910,000	2,899,709

Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	8,003,288	115,327,379
Fidelity Advisor Series Growth Opportunities Fund (c)	7,284,229	81,291,992
Fidelity Advisor Series Small Cap Fund (c)	4,094,921	45,985,967
Fidelity Series All-Sector Equity Fund (c)	4,125,443	41,708,229
Fidelity Series Commodity Strategy Fund (c)	128,566	12,742,200
Fidelity Series Large Cap Stock Fund (c)	9,190,115	168,179,103
Fidelity Series Large Cap Value Index Fund (c)	1,288,041	18,045,449
Fidelity Series Opportunistic Insights Fund (c)	5,828,207	99,720,615
Fidelity Series Small Cap Core Fund (c)	33,980	335,720
Fidelity Series Small Cap Opportunities Fund (c)	4,551,692	56,167,873
Fidelity Series Stock Selector Large Cap Value Fund (c)	8,533,282	105,898,024
Fidelity Series Value Discovery Fund (c)	7,413,202	108,529,271
TOTAL DOMESTIC EQUITY FUNDS (Cost $715,016,296)		853,931,822

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,409,719	46,985,934
Fidelity Series Emerging Markets Fund (c)	5,747,619	45,751,046
Fidelity Series Emerging Markets Opportunities Fund (c)	11,608,866	190,037,130
Fidelity Series International Growth Fund (c)	8,709,061	131,768,100
Fidelity Series International Small Cap Fund (c)	2,234,262	34,072,491
Fidelity Series International Value Fund (c)	11,913,449	130,928,809
Fidelity Series Overseas Fund (c)	11,292,399	131,895,225
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $647,567,191)		711,438,735

Bond Funds - 7.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	188,969	1,405,932
Fidelity Series Emerging Markets Debt Fund (c)	1,187,749	8,492,408
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	312,537	2,834,709
Fidelity Series Floating Rate High Income Fund (c)	150,839	1,362,076
Fidelity Series High Income Fund (c)	1,112,199	8,964,326
Fidelity Series International Credit Fund (c)	85,984	656,915
Fidelity Series Investment Grade Bond Fund (c)	52,688	503,170
Fidelity Series Long-Term Treasury Bond Index Fund (c)	18,514,191	97,384,643
Fidelity Series Real Estate Income Fund (c)	205,473	1,919,115
TOTAL BOND FUNDS (Cost $170,426,982)		123,523,294

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	2,687,430	2,687,968
Fidelity Series Government Money Market Fund 5.41% (c)(f)	20,447,320	20,447,320
Fidelity Series Short-Term Credit Fund (c)	10,890	104,978
TOTAL SHORT-TERM FUNDS (Cost $23,239,550)		23,240,266

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,559,149,321)	1,715,033,826
NET OTHER ASSETS (LIABILITIES) - 0.0%	(80,241)
NET ASSETS - 100.0%	1,714,953,585

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	361	Dec 2023	39,010,563	(678,990)	(678,990)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	403	Dec 2023	42,459,828	(334,480)	(334,480)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	76	Dec 2023	8,647,375	(403,189)	(403,189)

TOTAL PURCHASED					(1,416,659)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	73	Dec 2023	15,788,075	677,281	677,281
ICE MSCI EAFE Index Contracts (United States)	72	Dec 2023	7,349,400	213,940	213,940
ICE MSCI Emerging Markets Index Contracts (United States)	102	Dec 2023	4,873,050	141,189	141,189

TOTAL SOLD					1,032,410

TOTAL FUTURES CONTRACTS					(384,249)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $117,622,455.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,760,202.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,256,699	20,222,227	20,790,958	73,881	-	-	2,687,968	0.0%
Total	3,256,699	20,222,227	20,790,958	73,881	-	-	2,687,968

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	114,478,550	5,519,197	15,011,777	-	(1,115,670)	11,457,079	115,327,379
Fidelity Advisor Series Growth Opportunities Fund	80,954,311	4,525,185	13,114,501	-	(2,049,560)	10,976,557	81,291,992
Fidelity Advisor Series Small Cap Fund	45,920,294	3,184,310	3,709,087	-	127,322	463,128	45,985,967
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,528,368	48,722	51,584	1,149	(520)	(119,054)	1,405,932
Fidelity Series All-Sector Equity Fund	41,385,064	1,153,516	3,765,704	-	(136,247)	3,071,600	41,708,229
Fidelity Series Canada Fund	49,120,859	3,222,308	5,799,041	-	553,960	(112,152)	46,985,934
Fidelity Series Commodity Strategy Fund	11,809,652	1,869,431	965,612	299,918	(435,425)	464,154	12,742,200
Fidelity Series Emerging Markets Debt Fund	8,375,310	620,004	266,440	259,548	(718)	(235,748)	8,492,408
Fidelity Series Emerging Markets Debt Local Currency Fund	2,859,825	80,754	87,692	-	725	(18,903)	2,834,709
Fidelity Series Emerging Markets Fund	29,688,510	17,222,862	-	-	-	(1,160,326)	45,751,046
Fidelity Series Emerging Markets Opportunities Fund	201,486,650	239,587	11,113,177	-	(2,478,874)	1,902,944	190,037,130
Fidelity Series Floating Rate High Income Fund	1,282,694	107,114	51,584	59,269	283	23,569	1,362,076
Fidelity Series Government Money Market Fund 5.41%	16,945,658	6,951,126	3,449,464	488,284	-	-	20,447,320
Fidelity Series High Income Fund	8,413,380	956,976	275,067	264,052	(602)	(130,361)	8,964,326
Fidelity Series International Credit Fund	656,991	11,789	-	11,789	-	(11,865)	656,915
Fidelity Series International Growth Fund	129,796,261	11,804,338	4,002,751	-	(44,848)	(5,784,900)	131,768,100
Fidelity Series International Small Cap Fund	35,436,584	1,306,708	960,151	-	(7,369)	(1,703,281)	34,072,491
Fidelity Series International Value Fund	129,451,645	6,838,108	10,071,689	-	492,116	4,218,629	130,928,809
Fidelity Series Investment Grade Bond Fund	424,160	139,127	30,706	10,398	(385)	(29,026)	503,170
Fidelity Series Large Cap Stock Fund	166,397,833	8,690,505	13,172,538	4,149,470	628,800	5,634,503	168,179,103
Fidelity Series Large Cap Value Index Fund	17,611,019	1,114,335	851,400	-	12,597	158,898	18,045,449
Fidelity Series Long-Term Treasury Bond Index Fund	97,713,327	18,678,728	2,533,076	1,540,200	(83,176)	(16,391,160)	97,384,643
Fidelity Series Opportunistic Insights Fund	98,720,677	2,734,655	11,264,399	-	(1,589,665)	11,119,347	99,720,615
Fidelity Series Overseas Fund	129,669,101	10,431,194	4,436,652	-	(162,583)	(3,605,835)	131,895,225
Fidelity Series Real Estate Income Fund	2,659,298	173,832	892,055	83,576	(78,161)	56,201	1,919,115
Fidelity Series Short-Term Credit Fund	97,991	7,109	-	1,448	-	(122)	104,978
Fidelity Series Small Cap Core Fund	-	332,760	-	200	-	2,960	335,720
Fidelity Series Small Cap Opportunities Fund	56,146,772	3,396,408	3,989,734	278,657	(219,594)	834,021	56,167,873
Fidelity Series Stock Selector Large Cap Value Fund	104,703,744	4,918,185	7,184,339	-	(20,714)	3,481,148	105,898,024
Fidelity Series Value Discovery Fund	106,968,077	6,337,636	6,694,626	-	(3,005)	1,921,189	108,529,271
	1,690,702,605	122,616,509	123,744,846	7,447,958	(6,611,313)	26,483,194	1,709,446,149

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	2,899,709	-	2,899,709	-

Domestic Equity Funds	853,931,822	853,931,822	-	-

International Equity Funds	711,438,735	711,438,735	-	-

Bond Funds	123,523,294	123,523,294	-	-

Short-Term Funds	23,240,266	23,240,266	-	-
Total Investments in Securities:	1,715,033,826	1,712,134,117	2,899,709	-
Derivative Instruments: Assets
Futures Contracts	1,032,410	1,032,410	-	-
Total Assets	1,032,410	1,032,410	-	-
Liabilities
Futures Contracts	(1,416,659)	(1,416,659)	-	-
Total Liabilities	(1,416,659)	(1,416,659)	-	-
Total Derivative Instruments:	(384,249)	(384,249)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,032,410	0
Total Equity Risk	1,032,410	0
Interest Rate Risk
Futures Contracts (a)	0	(1,416,659)
Total Interest Rate Risk	0	(1,416,659)
Total Value of Derivatives	1,032,410	(1,416,659)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2045 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,899,302)	$2,899,709
Fidelity Central Funds (cost $2,687,968)	2,687,968
Other affiliated issuers (cost $1,553,562,051)	1,709,446,149

Total Investment in Securities (cost $1,559,149,321)		$1,715,033,826
Receivable for investments sold		11,385,262
Receivable for fund shares sold		2,069,035
Distributions receivable from Fidelity Central Funds		13,952
Receivable for daily variation margin on futures contracts		228,021
Total assets		1,728,730,096
Liabilities
Payable for investments purchased	$10,541,445
Payable for fund shares redeemed	1,975,304
Accrued management fee	1,012,196
Distribution and service plan fees payable	227,727
Other payables and accrued expenses	19,839
Total Liabilities		13,776,511
Net Assets		$1,714,953,585
Net Assets consist of:
Paid in capital		$1,589,489,553
Total accumulated earnings (loss)		125,464,032
Net Assets		$1,714,953,585

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($527,395,875 ÷ 48,447,407 shares)(a)		$10.89
Maximum offering price per share (100/94.25 of $10.89)		$11.55
Class M :
Net Asset Value and redemption price per share ($222,086,418 ÷ 20,740,983 shares)(a)		$10.71
Maximum offering price per share (100/96.50 of $10.71)		$11.10
Class C :
Net Asset Value and offering price per share ($24,194,769 ÷ 2,324,888 shares)(a)		$10.41
Class I :
Net Asset Value, offering price and redemption price per share ($489,158,471 ÷ 44,365,072 shares)		$11.03
Class Z :
Net Asset Value, offering price and redemption price per share ($214,692,533 ÷ 19,804,374 shares)		$10.84
Class Z6 :
Net Asset Value, offering price and redemption price per share ($237,425,519 ÷ 21,520,414 shares)		$11.03
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$5,029,724
Interest		70,772
Income from Fidelity Central Funds		73,881
Total Income		5,174,377
Expenses
Management fee	$6,150,218
Distribution and service plan fees	1,381,678
Independent trustees' fees and expenses	2,883
Miscellaneous	19,842
Total expenses before reductions	7,554,621
Expense reductions	(679)
Total expenses after reductions		7,553,942
Net Investment income (loss)		(2,379,565)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(6,611,313)
Futures contracts	(4,403,673)
Capital gain distributions from underlying funds:
Affiliated issuers	2,418,234
Total net realized gain (loss)		(8,596,752)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(204)
Affiliated issuers	26,483,194
Futures contracts	(127,911)
Total change in net unrealized appreciation (depreciation)		26,355,079
Net gain (loss)		17,758,327
Net increase (decrease) in net assets resulting from operations		$15,378,762
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,379,565)	$30,208,580
Net realized gain (loss)	(8,596,752)	1,503,647
Change in net unrealized appreciation (depreciation)	26,355,079	(168,319,003)
Net increase (decrease) in net assets resulting from operations	15,378,762	(136,606,776)
Distributions to shareholders	(4,689,440)	(162,068,143)

Share transactions - net increase (decrease)	8,125,498	120,961,877
Total increase (decrease) in net assets	18,814,820	(177,713,042)

Net Assets
Beginning of period	1,696,138,765	1,873,851,807
End of period	$1,714,953,585	$1,696,138,765

Financial Highlights
Fidelity Advisor Freedom® 2045 Fund Class A

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.83	$12.91	$13.79	$9.43	$11.33	$12.21
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.18	.25	.07	.13	.16
Net realized and unrealized gain (loss)	.11	(1.17)	.18	4.97	(1.22)	.13
Total from investment operations	.09	(.99)	.43	5.04	(1.09)	.29
Distributions from net investment income	-	(.18)	(.27)	(.10)	(.14)	(.18)
Distributions from net realized gain	(.03)	(.91)	(1.05)	(.59)	(.67)	(.99)
Total distributions	(.03)	(1.09)	(1.31) C	(.68) C	(.81)	(1.17)
Net asset value, end of period	$10.89	$10.83	$12.91	$13.79	$9.43	$11.33
Total Return D,E,F	.83%	(7.29)%	2.77%	55.40%	(10.68)%	3.13%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.00% I,J	1.00%	1.00%	1.00%	1.00%	.99% K
Expenses net of fee waivers, if any	1.00% I,J	1.00%	1.00%	1.00%	1.00%	.99% K
Expenses net of all reductions	1.00% I,J	1.00%	1.00%	1.00%	1.00%	.99% K
Net investment income (loss)	(.41)% I,J	1.70%	1.82%	.62%	1.19%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$527,396	$530,585	$604,140	$643,283	$456,849	$547,563
Portfolio turnover rate L	14% I	22%	27%	25%	30%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2045 Fund Class M

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.66	$12.73	$13.62	$9.34	$11.22	$12.12
Income from Investment Operations
Net investment income (loss) A,B	(.04)	.15	.22	.04	.10	.13
Net realized and unrealized gain (loss)	.12	(1.15)	.18	4.90	(1.20)	.12
Total from investment operations	.08	(1.00)	.40	4.94	(1.10)	.25
Distributions from net investment income	-	(.16)	(.24)	(.08)	(.12)	(.16)
Distributions from net realized gain	(.03)	(.90)	(1.05)	(.59)	(.67)	(.99)
Total distributions	(.03)	(1.07) C	(1.29)	(.66) C	(.78) C	(1.15)
Net asset value, end of period	$10.71	$10.66	$12.73	$13.62	$9.34	$11.22
Total Return D,E,F	.75%	(7.56)%	2.54%	54.84%	(10.80)%	2.79%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.25% I,J	1.25%	1.25%	1.25%	1.25%	1.24% K
Expenses net of fee waivers, if any	1.25% I,J	1.25%	1.25%	1.25%	1.25%	1.24% K
Expenses net of all reductions	1.25% I,J	1.25%	1.25%	1.25%	1.25%	1.24% K
Net investment income (loss)	(.66)% I,J	1.45%	1.57%	.36%	.94%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$222,086	$225,283	$250,719	$258,276	$181,179	$210,625
Portfolio turnover rate L	14% I	22%	27%	25%	30%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2045 Fund Class C

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.39	$12.44	$13.36	$9.18	$11.07	$11.98
Income from Investment Operations
Net investment income (loss) A,B	(.06)	.10	.14	(.02)	.05	.07
Net realized and unrealized gain (loss)	.11	(1.13)	.17	4.83	(1.20)	.13
Total from investment operations	.05	(1.03)	.31	4.81	(1.15)	.20
Distributions from net investment income	-	(.12)	(.19)	(.04)	(.08)	(.12)
Distributions from net realized gain	(.03)	(.90)	(1.05)	(.59)	(.67)	(.99)
Total distributions	(.03)	(1.02)	(1.23) C	(.63)	(.74) C	(1.11)
Net asset value, end of period	$10.41	$10.39	$12.44	$13.36	$9.18	$11.07
Total Return D,E,F	.48%	(8.00)%	1.96%	54.24%	(11.32)%	2.29%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.75% I,J	1.74% K	1.75%	1.75%	1.75%	1.74% K
Expenses net of fee waivers, if any	1.75% I,J	1.74% K	1.75%	1.75%	1.75%	1.74% K
Expenses net of all reductions	1.75% I,J	1.74% K	1.75%	1.75%	1.75%	1.74% K
Net investment income (loss)	(1.16)% I,J	.95%	1.07%	(.14)%	.44%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$24,195	$24,500	$28,993	$33,637	$22,256	$25,383
Portfolio turnover rate L	14% I	22%	27%	25%	30%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2045 Fund Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.95	$13.04	$13.91	$9.50	$11.41	$12.29
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.21	.29	.10	.16	.19
Net realized and unrealized gain (loss)	.12	(1.18)	.18	5.02	(1.23)	.13
Total from investment operations	.11	(.97)	.47	5.12	(1.07)	.32
Distributions from net investment income	-	(.20)	(.29)	(.12)	(.16)	(.20)
Distributions from net realized gain	(.03)	(.92)	(1.05)	(.59)	(.68)	(.99)
Total distributions	(.03)	(1.12)	(1.34)	(.71)	(.84)	(1.20) C
Net asset value, end of period	$11.03	$10.95	$13.04	$13.91	$9.50	$11.41
Total Return D,E	1.01%	(7.09)%	3.02%	55.77%	(10.46)%	3.34%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75% H,I	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75% H,I	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75% H,I	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	(.16)% H,I	1.95%	2.07%	.87%	1.44%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$489,158	$622,744	$752,617	$777,429	$522,314	$577,252
Portfolio turnover rate J	14% H	22%	27%	25%	30%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2045 Fund Class Z

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.76	$12.91	$13.79	$9.43	$11.35	$12.36
Income from Investment Operations
Net investment income (loss) B,C	- D	.22	.30	.12	.17	.20
Net realized and unrealized gain (loss)	.11	(1.17)	.18	4.96	(1.22)	(.46)
Total from investment operations	.11	(.95)	.48	5.08	(1.05)	(.26)
Distributions from net investment income	-	(.22)	(.31)	(.14)	(.18)	(.26)
Distributions from net realized gain	(.03)	(.98)	(1.05)	(.59)	(.69)	(.49)
Total distributions	(.03)	(1.20)	(1.36)	(.72) E	(.87)	(.75)
Net asset value, end of period	$10.84	$10.76	$12.91	$13.79	$9.43	$11.35
Total Return F,G	1.02%	(6.96)%	3.12%	55.85%	(10.33)%	(1.33)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.65% J,K	.64%	.64%	.64%	.65% L	.64% J
Expenses net of fee waivers, if any	.65% J,K	.64%	.64%	.64%	.65% L	.64% J
Expenses net of all reductions	.65% J,K	.64%	.64%	.64%	.65% L	.64% J
Net investment income (loss)	(.06)% J,K	2.06%	2.18%	.97%	1.54%	3.71% J
Supplemental Data
Net assets, end of period (000 omitted)	$214,693	$83,488	$65,648	$35,350	$16,800	$1,376
Portfolio turnover rate M	14% J	22%	27%	25%	30%	22%

AFor the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2045 Fund Class Z6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.94	$13.02	$13.88	$9.48	$11.39	$12.28
Income from Investment Operations
Net investment income (loss) A,B	.01	.24	.32	.14	.19	.22
Net realized and unrealized gain (loss)	.11	(1.18)	.19	4.99	(1.23)	.12
Total from investment operations	.12	(.94)	.51	5.13	(1.04)	.34
Distributions from net investment income	-	(.23)	(.32)	(.15)	(.19)	(.24)
Distributions from net realized gain	(.03)	(.91)	(1.05)	(.59)	(.69)	(.99)
Total distributions	(.03)	(1.14)	(1.37)	(.73) C	(.87) C	(1.23)
Net asset value, end of period	$11.03	$10.94	$13.02	$13.88	$9.48	$11.39
Total Return D,E	1.10%	(6.86)%	3.32%	56.12%	(10.22)%	3.58%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H,I	.49%	.49%	.49%	.49%	.50% J
Expenses net of fee waivers, if any	.45% H,I	.49%	.49%	.49%	.49%	.50% J
Expenses net of all reductions	.45% H,I	.49%	.49%	.49%	.49%	.50% J
Net investment income (loss)	.14% H,I	2.21%	2.33%	1.12%	1.70%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$237,426	$209,539	$171,735	$113,839	$44,798	$31,493
Portfolio turnover rate K	14% H	22%	27%	25%	30%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2050 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	11.0
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series International Value Fund	7.6
Fidelity Advisor Series Equity Growth Fund	6.7
Fidelity Series Value Discovery Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
74.5

Asset Allocation (% of Fund's net assets)

Futures - 3.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2050 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.35% 10/12/23 to 11/2/23 (b) (Cost $2,550,542)	2,560,000	2,550,900

Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	7,046,835	101,544,889
Fidelity Advisor Series Growth Opportunities Fund (c)	6,413,706	71,576,963
Fidelity Advisor Series Small Cap Fund (c)	3,605,541	40,490,228
Fidelity Series All-Sector Equity Fund (c)	3,632,420	36,723,768
Fidelity Series Commodity Strategy Fund (c)	113,201	11,219,383
Fidelity Series Large Cap Stock Fund (c)	8,091,869	148,081,195
Fidelity Series Large Cap Value Index Fund (c)	1,134,093	15,888,641
Fidelity Series Opportunistic Insights Fund (c)	5,131,739	87,804,055
Fidelity Series Small Cap Core Fund (c)	29,917	295,584
Fidelity Series Small Cap Opportunities Fund (c)	4,007,722	49,455,287
Fidelity Series Stock Selector Large Cap Value Fund (c)	7,513,556	93,243,233
Fidelity Series Value Discovery Fund (c)	6,527,326	95,560,047
TOTAL DOMESTIC EQUITY FUNDS (Cost $635,460,128)		751,883,273

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,002,241	41,370,886
Fidelity Series Emerging Markets Fund (c)	5,170,273	41,155,374
Fidelity Series Emerging Markets Opportunities Fund (c)	10,168,380	166,456,383
Fidelity Series International Growth Fund (c)	7,668,248	116,020,590
Fidelity Series International Small Cap Fund (c)	1,967,587	30,005,701
Fidelity Series International Value Fund (c)	10,489,675	115,281,530
Fidelity Series Overseas Fund (c)	9,942,860	116,132,604
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $577,558,693)		626,423,068

Bond Funds - 7.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	166,796	1,240,964
Fidelity Series Emerging Markets Debt Fund (c)	1,045,336	7,474,155
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	275,302	2,496,989
Fidelity Series Floating Rate High Income Fund (c)	135,331	1,222,035
Fidelity Series High Income Fund (c)	979,431	7,894,213
Fidelity Series International Credit Fund (c)	67,574	516,265
Fidelity Series Investment Grade Bond Fund (c)	50,527	482,529
Fidelity Series Long-Term Treasury Bond Index Fund (c)	16,301,970	85,748,362
Fidelity Series Real Estate Income Fund (c)	181,427	1,694,532
TOTAL BOND FUNDS (Cost $149,163,135)		108,770,044

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	2,348,803	2,349,273
Fidelity Series Government Money Market Fund 5.41% (c)(f)	17,982,257	17,982,257
Fidelity Series Short-Term Credit Fund (c)	11,874	114,462
TOTAL SHORT-TERM FUNDS (Cost $20,445,303)		20,445,992

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,385,177,801)	1,510,073,277
NET OTHER ASSETS (LIABILITIES) - 0.0%	(56,043)
NET ASSETS - 100.0%	1,510,017,234

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	318	Dec 2023	34,363,875	(598,113)	(598,113)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	355	Dec 2023	37,402,578	(295,681)	(295,681)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	67	Dec 2023	7,623,344	(355,055)	(355,055)

TOTAL PURCHASED					(1,248,849)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	65	Dec 2023	14,057,875	603,058	603,058
ICE MSCI EAFE Index Contracts (United States)	63	Dec 2023	6,430,725	189,392	189,392
ICE MSCI Emerging Markets Index Contracts (United States)	90	Dec 2023	4,299,750	123,353	123,353

TOTAL SOLD					915,803

TOTAL FUTURES CONTRACTS					(333,046)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $103,411,112.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,428,334.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,773,421	17,682,647	18,106,795	64,298	-	-	2,349,273	0.0%
Total	2,773,421	17,682,647	18,106,795	64,298	-	-	2,349,273

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	99,787,507	5,439,237	12,737,426	-	(1,044,521)	10,100,092	101,544,889
Fidelity Advisor Series Growth Opportunities Fund	70,565,311	4,331,254	11,140,325	-	(1,987,234)	9,807,957	71,576,963
Fidelity Advisor Series Small Cap Fund	40,030,613	3,009,362	3,061,602	-	38,508	473,347	40,490,228
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,333,310	51,870	39,019	1,033	(518)	(104,679)	1,240,964
Fidelity Series All-Sector Equity Fund	36,074,253	1,212,924	3,130,280	-	67,756	2,499,115	36,723,768
Fidelity Series Canada Fund	42,817,285	3,032,168	4,851,705	-	279,833	93,305	41,370,886
Fidelity Series Commodity Strategy Fund	10,304,558	1,688,755	795,022	263,383	(402,254)	423,346	11,219,383
Fidelity Series Emerging Markets Debt Fund	7,302,969	580,827	201,476	227,609	(1,131)	(207,034)	7,474,155
Fidelity Series Emerging Markets Debt Local Currency Fund	2,493,438	86,350	66,332	-	426	(16,893)	2,496,989
Fidelity Series Emerging Markets Fund	25,955,917	16,318,042	77,638	-	123	(1,041,070)	41,155,374
Fidelity Series Emerging Markets Opportunities Fund	175,573,327	199,763	8,785,369	-	(1,085,177)	553,839	166,456,383
Fidelity Series Floating Rate High Income Fund	1,135,824	104,004	39,019	52,908	191	21,035	1,222,035
Fidelity Series Government Money Market Fund 5.41%	14,773,105	6,273,446	3,064,294	427,658	-	-	17,982,257
Fidelity Series High Income Fund	7,337,892	873,935	202,059	231,656	(819)	(114,736)	7,894,213
Fidelity Series International Credit Fund	516,324	9,265	-	9,265	-	(9,324)	516,265
Fidelity Series International Growth Fund	113,140,566	10,987,591	2,961,498	-	(34,055)	(5,112,014)	116,020,590
Fidelity Series International Small Cap Fund	30,888,761	1,343,790	718,618	-	(5,071)	(1,503,161)	30,005,701
Fidelity Series International Value Fund	112,841,124	6,506,953	8,174,164	-	309,853	3,797,764	115,281,530
Fidelity Series Investment Grade Bond Fund	387,137	146,972	23,411	9,938	(310)	(27,859)	482,529
Fidelity Series Large Cap Stock Fund	145,047,952	8,409,853	10,832,047	3,641,182	358,742	5,096,695	148,081,195
Fidelity Series Large Cap Value Index Fund	15,354,236	1,063,487	675,187	-	7,781	138,324	15,888,641
Fidelity Series Long-Term Treasury Bond Index Fund	85,173,363	16,806,807	1,764,244	1,350,963	(56,397)	(14,411,167)	85,748,362
Fidelity Series Opportunistic Insights Fund	86,052,299	2,864,303	9,452,155	-	(1,397,186)	9,736,794	87,804,055
Fidelity Series Overseas Fund	113,029,834	9,658,339	3,218,129	-	(15,649)	(3,321,791)	116,132,604
Fidelity Series Real Estate Income Fund	2,335,889	169,228	790,947	73,459	(70,765)	51,127	1,694,532
Fidelity Series Short-Term Credit Fund	102,874	11,735	-	1,576	-	(147)	114,462
Fidelity Series Small Cap Core Fund	-	292,986	-	176	-	2,598	295,584
Fidelity Series Small Cap Opportunities Fund	48,944,768	3,247,270	3,265,636	245,385	(155,328)	684,213	49,455,287
Fidelity Series Stock Selector Large Cap Value Fund	91,270,802	4,843,433	5,881,575	-	(33,120)	3,043,693	93,243,233
Fidelity Series Value Discovery Fund	93,244,747	6,028,437	5,370,504	-	(12,043)	1,669,410	95,560,047
	1,473,815,985	115,592,386	101,319,681	6,536,191	(5,238,365)	22,322,779	1,505,173,104

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	2,550,900	-	2,550,900	-

Domestic Equity Funds	751,883,273	751,883,273	-	-

International Equity Funds	626,423,068	626,423,068	-	-

Bond Funds	108,770,044	108,770,044	-	-

Short-Term Funds	20,445,992	20,445,992	-	-
Total Investments in Securities:	1,510,073,277	1,507,522,377	2,550,900	-
Derivative Instruments: Assets
Futures Contracts	915,803	915,803	-	-
Total Assets	915,803	915,803	-	-
Liabilities
Futures Contracts	(1,248,849)	(1,248,849)	-	-
Total Liabilities	(1,248,849)	(1,248,849)	-	-
Total Derivative Instruments:	(333,046)	(333,046)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	915,803	0
Total Equity Risk	915,803	0
Interest Rate Risk
Futures Contracts (a)	0	(1,248,849)
Total Interest Rate Risk	0	(1,248,849)
Total Value of Derivatives	915,803	(1,248,849)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2050 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,550,542)	$2,550,900
Fidelity Central Funds (cost $2,349,273)	2,349,273
Other affiliated issuers (cost $1,380,277,986)	1,505,173,104

Total Investment in Securities (cost $1,385,177,801)		$1,510,073,277
Receivable for investments sold		10,213,867
Receivable for fund shares sold		2,088,056
Distributions receivable from Fidelity Central Funds		12,194
Receivable for daily variation margin on futures contracts		200,238
Total assets		1,522,587,632
Liabilities
Payable for investments purchased	$9,145,133
Payable for fund shares redeemed	2,315,576
Accrued management fee	889,891
Distribution and service plan fees payable	197,714
Other payables and accrued expenses	22,084
Total Liabilities		12,570,398
Net Assets		$1,510,017,234
Net Assets consist of:
Paid in capital		$1,412,641,902
Total accumulated earnings (loss)		97,375,332
Net Assets		$1,510,017,234

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($461,617,062 ÷ 42,239,315 shares)(a)		$10.93
Maximum offering price per share (100/94.25 of $10.93)		$11.60
Class M :
Net Asset Value and redemption price per share ($181,664,399 ÷ 16,824,895 shares)(a)		$10.80
Maximum offering price per share (100/96.50 of $10.80)		$11.19
Class C :
Net Asset Value and offering price per share ($25,483,550 ÷ 2,425,431 shares)(a)		$10.51
Class I :
Net Asset Value, offering price and redemption price per share ($450,476,877 ÷ 40,695,242 shares)		$11.07
Class Z :
Net Asset Value, offering price and redemption price per share ($173,394,028 ÷ 15,825,725 shares)		$10.96
Class Z6 :
Net Asset Value, offering price and redemption price per share ($217,381,318 ÷ 19,664,042 shares)		$11.05
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,414,178
Interest		62,440
Income from Fidelity Central Funds		64,298
Total Income		4,540,916
Expenses
Management fee	$5,388,642
Distribution and service plan fees	1,196,941
Independent trustees' fees and expenses	2,522
Miscellaneous	22,107
Total expenses before reductions	6,610,212
Expense reductions	(282)
Total expenses after reductions		6,609,930
Net Investment income (loss)		(2,069,014)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(5,238,365)
Futures contracts	(3,862,052)
Capital gain distributions from underlying funds:
Affiliated issuers	2,122,013
Total net realized gain (loss)		(6,978,404)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(157)
Affiliated issuers	22,322,779
Futures contracts	(107,863)
Total change in net unrealized appreciation (depreciation)		22,214,759
Net gain (loss)		15,236,355
Net increase (decrease) in net assets resulting from operations		$13,167,341
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,069,014)	$26,252,492
Net realized gain (loss)	(6,978,404)	(2,192,061)
Change in net unrealized appreciation (depreciation)	22,214,759	(138,551,973)
Net increase (decrease) in net assets resulting from operations	13,167,341	(114,491,542)
Distributions to shareholders	(2,458,609)	(136,408,618)

Share transactions - net increase (decrease)	20,820,023	138,830,778
Total increase (decrease) in net assets	31,528,755	(112,069,382)

Net Assets
Beginning of period	1,478,488,479	1,590,557,861
End of period	$1,510,017,234	$1,478,488,479

Financial Highlights
Fidelity Advisor Freedom® 2050 Fund Class A

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.86	$12.92	$13.78	$9.43	$11.31	$12.17
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.18	.25	.07	.13	.16
Net realized and unrealized gain (loss)	.11	(1.16)	.18	4.96	(1.21)	.13
Total from investment operations	.09	(.98)	.43	5.03	(1.08)	.29
Distributions from net investment income	-	(.18)	(.27)	(.10)	(.14)	(.18)
Distributions from net realized gain	(.02)	(.90)	(1.02)	(.58)	(.66)	(.97)
Total distributions	(.02)	(1.08)	(1.29)	(.68)	(.80)	(1.15)
Net asset value, end of period	$10.93	$10.86	$12.92	$13.78	$9.43	$11.31
Total Return C,D,E	.81%	(7.27)%	2.76%	55.26%	(10.58)%	3.08%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.00% H,I	1.00%	1.00%	1.00%	1.00%	.99% J
Expenses net of fee waivers, if any	1.00% H,I	1.00%	1.00%	1.00%	1.00%	.99% J
Expenses net of all reductions	1.00% H,I	1.00%	1.00%	1.00%	1.00%	.99% J
Net investment income (loss)	(.41)% H,I	1.72%	1.83%	.62%	1.20%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$461,617	$461,666	$500,298	$516,427	$358,407	$417,583
Portfolio turnover rate K	13% H	21%	26%	24%	32%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2050 Fund Class M

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.74	$12.79	$13.66	$9.36	$11.24	$12.11
Income from Investment Operations
Net investment income (loss) A,B	(.04)	.15	.22	.04	.11	.13
Net realized and unrealized gain (loss)	.12	(1.15)	.18	4.92	(1.22)	.13
Total from investment operations	.08	(1.00)	.40	4.96	(1.11)	.26
Distributions from net investment income	-	(.16)	(.24)	(.08)	(.11)	(.16)
Distributions from net realized gain	(.02)	(.89)	(1.02)	(.58)	(.65)	(.97)
Total distributions	(.02)	(1.05)	(1.27) C	(.66)	(.77) C	(1.13)
Net asset value, end of period	$10.80	$10.74	$12.79	$13.66	$9.36	$11.24
Total Return D,E,F	.73%	(7.50)%	2.51%	54.91%	(10.88)%	2.83%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.25% I,J	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.25% I,J	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25% I,J	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	(.66)% I,J	1.47%	1.58%	.37%	.95%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$181,664	$184,687	$201,272	$205,281	$143,526	$172,974
Portfolio turnover rate K	13% I	21%	26%	24%	32%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2050 Fund Class C

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.48	$12.52	$13.41	$9.22	$11.10	$11.98
Income from Investment Operations
Net investment income (loss) A,B	(.06)	.10	.15	(.01)	.05	.07
Net realized and unrealized gain (loss)	.11	(1.13)	.17	4.82	(1.20)	.14
Total from investment operations	.05	(1.03)	.32	4.81	(1.15)	.21
Distributions from net investment income	-	(.12)	(.19)	(.04)	(.07)	(.11)
Distributions from net realized gain	(.02)	(.89)	(1.02)	(.58)	(.65)	(.97)
Total distributions	(.02)	(1.01)	(1.21)	(.62)	(.73) C	(1.09) C
Net asset value, end of period	$10.51	$10.48	$12.52	$13.41	$9.22	$11.10
Total Return D,E,F	.46%	(7.95)%	2.01%	54.09%	(11.32)%	2.34%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.75% I,J	1.75%	1.75%	1.75%	1.75%	1.74% K
Expenses net of fee waivers, if any	1.75% I,J	1.75%	1.75%	1.75%	1.75%	1.74% K
Expenses net of all reductions	1.75% I,J	1.75%	1.75%	1.75%	1.75%	1.74% K
Net investment income (loss)	(1.16)% I,J	.96%	1.08%	(.13)%	.45%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$25,484	$25,587	$29,875	$33,105	$21,457	$26,139
Portfolio turnover rate L	13% I	21%	26%	24%	32%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2050 Fund Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.98	$13.05	$13.90	$9.50	$11.39	$12.25
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.21	.29	.11	.16	.19
Net realized and unrealized gain (loss)	.12	(1.18)	.18	4.99	(1.22)	.12
Total from investment operations	.11	(.97)	.47	5.10	(1.06)	.31
Distributions from net investment income	-	(.20)	(.30)	(.12)	(.16)	(.20)
Distributions from net realized gain	(.02)	(.90)	(1.02)	(.58)	(.67)	(.97)
Total distributions	(.02)	(1.10)	(1.32)	(.70)	(.83)	(1.17)
Net asset value, end of period	$11.07	$10.98	$13.05	$13.90	$9.50	$11.39
Total Return C,D	.98%	(7.07)%	3.01%	55.65%	(10.37)%	3.30%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75% G,H	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75% G,H	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75% G,H	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	(.16)% G,H	1.97%	2.08%	.87%	1.45%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$450,477	$552,808	$662,945	$675,617	$436,294	$488,167
Portfolio turnover rate I	13% G	21%	26%	24%	32%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2050 Fund Class Z

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.87	$12.94	$13.80	$9.43	$11.34	$12.34
Income from Investment Operations
Net investment income (loss) B,C	- D	.22	.30	.12	.17	.28
Net realized and unrealized gain (loss)	.11	(1.17)	.18	4.97	(1.22)	(.54)
Total from investment operations	.11	(.95)	.48	5.09	(1.05)	(.26)
Distributions from net investment income	-	(.21)	(.32)	(.14)	(.18)	(.25)
Distributions from net realized gain	(.02)	(.91)	(1.02)	(.58)	(.68)	(.49)
Total distributions	(.02)	(1.12)	(1.34)	(.72)	(.86)	(.74)
Net asset value, end of period	$10.96	$10.87	$12.94	$13.80	$9.43	$11.34
Total Return E,F	.99%	(6.93)%	3.10%	55.96%	(10.33)%	(1.34)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.65% I,J	.64%	.64%	.64%	.65% K	.65% I,K
Expenses net of fee waivers, if any	.65% I,J	.64%	.64%	.64%	.65% K	.65% I,K
Expenses net of all reductions	.65% I,J	.64%	.64%	.64%	.65% K	.65% I,K
Net investment income (loss)	(.06)% I,J	2.07%	2.18%	.98%	1.55%	5.18% I
Supplemental Data
Net assets, end of period (000 omitted)	$173,394	$67,385	$49,713	$26,670	$11,414	$650
Portfolio turnover rate L	13% I	21%	26%	24%	32%	23%

AFor the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2050 Fund Class Z6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.95	$13.03	$13.87	$9.48	$11.37	$12.24
Income from Investment Operations
Net investment income (loss) A,B	.01	.24	.33	.14	.19	.22
Net realized and unrealized gain (loss)	.11	(1.18)	.18	4.98	(1.22)	.12
Total from investment operations	.12	(.94)	.51	5.12	(1.03)	.34
Distributions from net investment income	-	(.22)	(.33)	(.15)	(.18)	(.24)
Distributions from net realized gain	(.02)	(.91)	(1.02)	(.58)	(.68)	(.97)
Total distributions	(.02)	(1.14) C	(1.35)	(.73)	(.86)	(1.21)
Net asset value, end of period	$11.05	$10.95	$13.03	$13.87	$9.48	$11.37
Total Return D,E	1.08%	(6.84)%	3.30%	56.00%	(10.14)%	3.55%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H,I	.49%	.49%	.49%	.49%	.50% J
Expenses net of fee waivers, if any	.45% H,I	.49%	.49%	.49%	.49%	.50% J
Expenses net of all reductions	.45% H,I	.49%	.49%	.49%	.49%	.50% J
Net investment income (loss)	.14% H,I	2.22%	2.33%	1.13%	1.70%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$217,381	$186,355	$146,454	$99,092	$33,835	$21,893
Portfolio turnover rate K	13% H	21%	26%	24%	32%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2055 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	11.0
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series International Value Fund	7.6
Fidelity Advisor Series Equity Growth Fund	6.7
Fidelity Series Value Discovery Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
74.5

Asset Allocation (% of Fund's net assets)

Futures - 3.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2055 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.35% 10/12/23 to 11/2/23 (b) (Cost $1,693,764)	1,700,000	1,694,002

Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	4,731,675	68,183,439
Fidelity Advisor Series Growth Opportunities Fund (c)	4,306,562	48,061,235
Fidelity Advisor Series Small Cap Fund (c)	2,421,001	27,187,845
Fidelity Series All-Sector Equity Fund (c)	2,439,058	24,658,876
Fidelity Series Commodity Strategy Fund (c)	76,012	7,533,519
Fidelity Series Large Cap Stock Fund (c)	5,433,509	99,433,223
Fidelity Series Large Cap Value Index Fund (c)	761,462	10,668,080
Fidelity Series Opportunistic Insights Fund (c)	3,445,897	58,959,304
Fidelity Series Small Cap Core Fund (c)	20,053	198,123
Fidelity Series Small Cap Opportunities Fund (c)	2,691,057	33,207,645
Fidelity Series Stock Selector Large Cap Value Fund (c)	5,045,244	62,611,475
Fidelity Series Value Discovery Fund (c)	4,382,998	64,167,087
TOTAL DOMESTIC EQUITY FUNDS (Cost $463,764,696)		504,869,851

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,015,876	27,778,769
Fidelity Series Emerging Markets Fund (c)	3,511,829	27,954,158
Fidelity Series Emerging Markets Opportunities Fund (c)	6,808,822	111,460,412
Fidelity Series International Growth Fund (c)	5,148,970	77,903,919
Fidelity Series International Small Cap Fund (c)	1,321,298	20,149,796
Fidelity Series International Value Fund (c)	7,043,516	77,408,243
Fidelity Series Overseas Fund (c)	6,676,281	77,978,962
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $406,051,420)		420,634,259

Bond Funds - 7.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	112,828	839,439
Fidelity Series Emerging Markets Debt Fund (c)	703,892	5,032,825
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	184,991	1,677,866
Fidelity Series Floating Rate High Income Fund (c)	93,830	847,286
Fidelity Series High Income Fund (c)	659,186	5,313,036
Fidelity Series International Credit Fund (c)	30,863	235,791
Fidelity Series Investment Grade Bond Fund (c)	37,635	359,415
Fidelity Series Long-Term Treasury Bond Index Fund (c)	10,947,908	57,585,994
Fidelity Series Real Estate Income Fund (c)	123,059	1,149,370
TOTAL BOND FUNDS (Cost $98,495,365)		73,041,022

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	1,527,618	1,527,924
Fidelity Series Government Money Market Fund 5.41% (c)(f)	11,962,505	11,962,505
Fidelity Series Short-Term Credit Fund (c)	19,481	187,801
TOTAL SHORT-TERM FUNDS (Cost $13,676,662)		13,678,230

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $983,681,907)	1,013,917,364
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,819
NET ASSETS - 100.0%	1,013,919,183

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	213	Dec 2023	23,017,313	(402,656)	(402,656)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	238	Dec 2023	25,075,531	(200,186)	(200,186)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	45	Dec 2023	5,120,156	(236,572)	(236,572)

TOTAL PURCHASED					(839,414)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	43	Dec 2023	9,299,825	398,946	398,946
ICE MSCI EAFE Index Contracts (United States)	42	Dec 2023	4,287,150	126,261	126,261
ICE MSCI Emerging Markets Index Contracts (United States)	60	Dec 2023	2,866,500	82,753	82,753

TOTAL SOLD					607,960

TOTAL FUTURES CONTRACTS					(231,454)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $68,307,682.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,625,245.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,757,727	11,695,678	11,925,481	41,984	-	-	1,527,924	0.0%
Total	1,757,727	11,695,678	11,925,481	41,984	-	-	1,527,924

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	64,652,002	5,295,427	7,668,146	-	(330,880)	6,235,036	68,183,439
Fidelity Advisor Series Growth Opportunities Fund	45,719,058	4,109,918	6,868,130	-	(1,210,986)	6,311,375	48,061,235
Fidelity Advisor Series Small Cap Fund	25,940,178	2,673,910	1,760,979	-	(31,423)	366,159	27,187,845
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	865,068	59,720	15,234	675	(188)	(69,927)	839,439
Fidelity Series All-Sector Equity Fund	23,372,397	1,406,236	1,791,933	-	32,686	1,639,490	24,658,876
Fidelity Series Canada Fund	27,741,195	2,729,449	2,920,710	-	129,421	99,414	27,778,769
Fidelity Series Commodity Strategy Fund	6,668,147	1,312,197	463,045	175,916	(37,173)	53,393	7,533,519
Fidelity Series Emerging Markets Debt Fund	4,732,282	519,267	79,216	150,404	(190)	(139,318)	5,032,825
Fidelity Series Emerging Markets Debt Local Currency Fund	1,615,589	100,311	25,897	-	413	(12,550)	1,677,866
Fidelity Series Emerging Markets Fund	16,757,518	11,907,202	-	-	-	(710,562)	27,954,158
Fidelity Series Emerging Markets Opportunities Fund	113,838,421	2,509,602	4,449,888	-	657,012	(1,094,735)	111,460,412
Fidelity Series Floating Rate High Income Fund	752,974	95,104	15,234	35,887	97	14,345	847,286
Fidelity Series Government Money Market Fund 5.41%	9,487,143	4,474,991	1,999,629	279,767	-	-	11,962,505
Fidelity Series High Income Fund	4,756,761	715,749	82,262	153,133	(273)	(76,939)	5,313,036
Fidelity Series International Credit Fund	235,818	4,232	-	4,232	-	(4,259)	235,791
Fidelity Series International Growth Fund	73,303,230	9,411,977	1,320,879	-	2,993	(3,493,402)	77,903,919
Fidelity Series International Small Cap Fund	20,013,046	1,440,415	286,125	-	640	(1,018,180)	20,149,796
Fidelity Series International Value Fund	73,108,858	6,239,089	4,613,389	-	78,720	2,594,965	77,408,243
Fidelity Series Investment Grade Bond Fund	188,886	201,026	9,140	7,065	(85)	(21,272)	359,415
Fidelity Series Large Cap Stock Fund	93,980,464	7,853,037	5,912,095	2,422,505	110,466	3,401,351	99,433,223
Fidelity Series Large Cap Value Index Fund	9,952,318	972,033	346,412	-	3,750	86,391	10,668,080
Fidelity Series Long-Term Treasury Bond Index Fund	55,182,905	12,786,118	784,025	891,800	(24,833)	(9,574,171)	57,585,994
Fidelity Series Opportunistic Insights Fund	55,752,930	3,242,041	5,489,003	-	(245,923)	5,699,259	58,959,304
Fidelity Series Overseas Fund	73,231,508	8,558,679	1,511,999	-	6,942	(2,306,168)	77,978,962
Fidelity Series Real Estate Income Fund	1,602,747	158,871	599,087	48,843	(56,805)	43,644	1,149,370
Fidelity Series Short-Term Credit Fund	177,399	10,621	-	2,592	-	(219)	187,801
Fidelity Series Small Cap Core Fund	-	196,612	-	115	-	1,511	198,123
Fidelity Series Small Cap Opportunities Fund	31,715,646	2,998,528	1,837,022	163,905	(59,036)	389,529	33,207,645
Fidelity Series Stock Selector Large Cap Value Fund	59,138,458	4,735,283	3,220,274	-	(127,867)	2,085,875	62,611,475
Fidelity Series Value Discovery Fund	60,417,300	5,604,991	2,912,640	-	(3,872)	1,061,308	64,167,087
	954,900,246	102,322,636	56,982,393	4,336,839	(1,106,394)	11,561,343	1,010,695,438

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	1,694,002	-	1,694,002	-

Domestic Equity Funds	504,869,851	504,869,851	-	-

International Equity Funds	420,634,259	420,634,259	-	-

Bond Funds	73,041,022	73,041,022	-	-

Short-Term Funds	13,678,230	13,678,230	-	-
Total Investments in Securities:	1,013,917,364	1,012,223,362	1,694,002	-
Derivative Instruments: Assets
Futures Contracts	607,960	607,960	-	-
Total Assets	607,960	607,960	-	-
Liabilities
Futures Contracts	(839,414)	(839,414)	-	-
Total Liabilities	(839,414)	(839,414)	-	-
Total Derivative Instruments:	(231,454)	(231,454)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	607,960	0
Total Equity Risk	607,960	0
Interest Rate Risk
Futures Contracts (a)	0	(839,414)
Total Interest Rate Risk	0	(839,414)
Total Value of Derivatives	607,960	(839,414)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2055 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,693,764)	$1,694,002
Fidelity Central Funds (cost $1,527,924)	1,527,924
Other affiliated issuers (cost $980,460,219)	1,010,695,438

Total Investment in Securities (cost $983,681,907)		$1,013,917,364
Cash		42,287
Receivable for investments sold		6,251,341
Receivable for fund shares sold		2,287,963
Distributions receivable from Fidelity Central Funds		8,110
Receivable for daily variation margin on futures contracts		133,226
Total assets		1,022,640,291
Liabilities
Payable for investments purchased	$6,827,461
Payable for fund shares redeemed	1,163,716
Accrued management fee	588,788
Distribution and service plan fees payable	121,203
Other payables and accrued expenses	19,940
Total Liabilities		8,721,108
Net Assets		$1,013,919,183
Net Assets consist of:
Paid in capital		$1,003,931,235
Total accumulated earnings (loss)		9,987,948
Net Assets		$1,013,919,183

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($281,466,610 ÷ 22,997,826 shares)(a)		$12.24
Maximum offering price per share (100/94.25 of $12.24)		$12.99
Class M :
Net Asset Value and redemption price per share ($112,403,863 ÷ 9,299,630 shares)(a)		$12.09
Maximum offering price per share (100/96.50 of $12.09)		$12.53
Class C :
Net Asset Value and offering price per share ($15,754,566 ÷ 1,327,212 shares)(a)		$11.87
Class I :
Net Asset Value, offering price and redemption price per share ($315,410,734 ÷ 25,543,175 shares)		$12.35
Class Z :
Net Asset Value, offering price and redemption price per share ($117,202,781 ÷ 9,598,333 shares)		$12.21
Class Z6 :
Net Asset Value, offering price and redemption price per share ($171,680,629 ÷ 13,918,691 shares)		$12.33
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,925,048
Interest		40,895
Income from Fidelity Central Funds		41,984
Total Income		3,007,927
Expenses
Management fee	$3,516,755
Distribution and service plan fees	724,497
Independent trustees' fees and expenses	1,653
Miscellaneous	19,933
Total expenses before reductions	4,262,838
Expense reductions	(270)
Total expenses after reductions		4,262,568
Net Investment income (loss)		(1,254,641)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,106,394)
Futures contracts	(2,529,414)
Capital gain distributions from underlying funds:
Affiliated issuers	1,411,791
Total net realized gain (loss)		(2,224,017)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(65)
Affiliated issuers	11,561,343
Futures contracts	(75,318)
Total change in net unrealized appreciation (depreciation)		11,485,960
Net gain (loss)		9,261,943
Net increase (decrease) in net assets resulting from operations		$8,007,302
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,254,641)	$16,915,841
Net realized gain (loss)	(2,224,017)	1,255,117
Change in net unrealized appreciation (depreciation)	11,485,960	(86,785,044)
Net increase (decrease) in net assets resulting from operations	8,007,302	(68,614,086)
Distributions to shareholders	(5,094,192)	(85,727,607)

Share transactions - net increase (decrease)	53,106,429	128,381,207
Total increase (decrease) in net assets	56,019,539	(25,960,486)

Net Assets
Beginning of period	957,899,644	983,860,130
End of period	$1,013,919,183	$957,899,644

Financial Highlights
Fidelity Advisor Freedom® 2055 Fund Class A

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.20	$14.52	$15.45	$10.53	$12.58	$13.37
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.21	.29	.08	.15	.18
Net realized and unrealized gain (loss)	.13	(1.32)	.19	5.55	(1.36)	.15
Total from investment operations	.10	(1.11)	.48	5.63	(1.21)	.33
Distributions from net investment income	-	(.21)	(.30)	(.11)	(.15)	(.19)
Distributions from net realized gain	(.06)	(1.00)	(1.12)	(.59)	(.69)	(.93)
Total distributions	(.06)	(1.21)	(1.41) C	(.71) C	(.84)	(1.12)
Net asset value, end of period	$12.24	$12.20	$14.52	$15.45	$10.53	$12.58
Total Return D,E,F	.86%	(7.32)%	2.75%	55.31%	(10.57)%	3.08%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.00% I,J	1.00%	1.00%	1.00%	1.00%	.99% K
Expenses net of fee waivers, if any	1.00% I,J	1.00%	1.00%	1.00%	1.00%	.99% K
Expenses net of all reductions	1.00% I,J	1.00%	1.00%	1.00%	1.00%	.99% K
Net investment income (loss)	(.41)% I,J	1.73%	1.83%	.63%	1.23%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$281,467	$271,691	$286,778	$299,927	$196,016	$212,428
Portfolio turnover rate L	11% I	21%	28%	23%	35%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2055 Fund Class M

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.07	$14.38	$15.32	$10.46	$12.51	$13.31
Income from Investment Operations
Net investment income (loss) A,B	(.04)	.18	.24	.05	.12	.15
Net realized and unrealized gain (loss)	.12	(1.31)	.20	5.50	(1.36)	.15
Total from investment operations	.08	(1.13)	.44	5.55	(1.24)	.30
Distributions from net investment income	-	(.19)	(.27)	(.09)	(.13)	(.18)
Distributions from net realized gain	(.06)	(1.00)	(1.12)	(.59)	(.68)	(.93)
Total distributions	(.06)	(1.18) C	(1.38) C	(.69) C	(.81)	(1.10) C
Net asset value, end of period	$12.09	$12.07	$14.38	$15.32	$10.46	$12.51
Total Return D,E,F	.70%	(7.52)%	2.52%	54.88%	(10.83)%	2.86%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.25% I,J	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.25% I,J	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25% I,J	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	(.66)% I,J	1.48%	1.58%	.38%	.98%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$112,404	$111,886	$117,059	$115,869	$74,904	$83,858
Portfolio turnover rate K	11% I	21%	28%	23%	35%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2055 Fund Class C

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.88	$14.20	$15.16	$10.38	$12.44	$13.26
Income from Investment Operations
Net investment income (loss) A,B	(.07)	.11	.17	(.02)	.06	.08
Net realized and unrealized gain (loss)	.12	(1.29)	.19	5.44	(1.36)	.16
Total from investment operations	.05	(1.18)	.36	5.42	(1.30)	.24
Distributions from net investment income	-	(.15)	(.21)	(.05)	(.09)	(.13)
Distributions from net realized gain	(.06)	(1.00)	(1.12)	(.59)	(.68)	(.93)
Total distributions	(.06)	(1.14) C	(1.32) C	(.64)	(.76) C	(1.06)
Net asset value, end of period	$11.87	$11.88	$14.20	$15.16	$10.38	$12.44
Total Return D,E,F	.46%	(8.01)%	2.03%	54.07%	(11.29)%	2.32%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.75% I,J	1.75%	1.75%	1.75%	1.75%	1.74% K
Expenses net of fee waivers, if any	1.75% I,J	1.75%	1.75%	1.75%	1.75%	1.74% K
Expenses net of all reductions	1.75% I,J	1.75%	1.75%	1.75%	1.75%	1.74% K
Net investment income (loss)	(1.16)% I,J	.98%	1.08%	(.12)%	.48%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$15,755	$15,374	$15,942	$16,677	$9,928	$10,991
Portfolio turnover rate L	11% I	21%	28%	23%	35%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2055 Fund Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.30	$14.61	$15.53	$10.57	$12.64	$13.43
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.24	.33	.12	.19	.21
Net realized and unrealized gain (loss)	.12	(1.32)	.19	5.57	(1.39)	.15
Total from investment operations	.11	(1.08)	.52	5.69	(1.20)	.36
Distributions from net investment income	-	(.23)	(.33)	(.14)	(.18)	(.22)
Distributions from net realized gain	(.06)	(1.01)	(1.12)	(.59)	(.70)	(.93)
Total distributions	(.06)	(1.23) C	(1.44) C	(.73)	(.87) C	(1.15)
Net asset value, end of period	$12.35	$12.30	$14.61	$15.53	$10.57	$12.64
Total Return D,E	.93%	(6.99)%	3.00%	55.72%	(10.45)%	3.34%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75% H,I	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75% H,I	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75% H,I	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	(.16)% H,I	1.98%	2.08%	.88%	1.48%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$315,411	$371,979	$428,209	$432,057	$273,147	$308,366
Portfolio turnover rate J	11% H	21%	28%	23%	35%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2055 Fund Class Z

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.16	$14.47	$15.40	$10.50	$12.58	$13.57
Income from Investment Operations
Net investment income (loss) B,C	- D	.25	.34	.13	.20	.38
Net realized and unrealized gain (loss)	.11	(1.30)	.20	5.53	(1.36)	(.65)
Total from investment operations	.11	(1.05)	.54	5.66	(1.16)	(.27)
Distributions from net investment income	-	(.24)	(.35)	(.17)	(.20)	(.28)
Distributions from net realized gain	(.06)	(1.02)	(1.12)	(.59)	(.71)	(.43)
Total distributions	(.06)	(1.26)	(1.47)	(.76)	(.92) E	(.72) E
Net asset value, end of period	$12.21	$12.16	$14.47	$15.40	$10.50	$12.58
Total Return F,G	.94%	(6.88)%	3.10%	55.82%	(10.28)%	(1.35)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.65% J,K	.64%	.64%	.64%	.65% L	.65% K,L
Expenses net of fee waivers, if any	.65% J,K	.64%	.64%	.64%	.65% L	.65% K,L
Expenses net of all reductions	.65% J,K	.64%	.64%	.64%	.65% L	.65% K,L
Net investment income (loss)	(.05)% J,K	2.08%	2.19%	.99%	1.58%	6.29% K
Supplemental Data
Net assets, end of period (000 omitted)	$117,203	$42,946	$31,712	$16,623	$5,767	$428
Portfolio turnover rate M	11% K	21%	28%	23%	35%	27%

AFor the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JProxy expenses are not annualized.

KAnnualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2055 Fund Class Z6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.27	$14.60	$15.51	$10.55	$12.62	$13.42
Income from Investment Operations
Net investment income (loss) A,B	.01	.27	.36	.15	.22	.24
Net realized and unrealized gain (loss)	.11	(1.32)	.21	5.57	(1.38)	.15
Total from investment operations	.12	(1.05)	.57	5.72	(1.16)	.39
Distributions from net investment income	-	(.25)	(.36)	(.17)	(.21)	(.26)
Distributions from net realized gain	(.06)	(1.02)	(1.12)	(.59)	(.71)	(.93)
Total distributions	(.06)	(1.28) C	(1.48)	(.76)	(.91) C	(1.19)
Net asset value, end of period	$12.33	$12.27	$14.60	$15.51	$10.55	$12.62
Total Return D,E	1.02%	(6.81)%	3.30%	56.14%	(10.22)%	3.59%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H,I	.49%	.49%	.49%	.49%	.50% J
Expenses net of fee waivers, if any	.45% H,I	.49%	.49%	.49%	.49%	.50% J
Expenses net of all reductions	.45% H,I	.49%	.49%	.49%	.49%	.50% J
Net investment income (loss)	.14% H,I	2.23%	2.34%	1.14%	1.73%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$171,681	$144,024	$104,160	$61,302	$23,906	$12,968
Portfolio turnover rate K	11% I	21%	28%	23%	35%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2060 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series International Value Fund	7.6
Fidelity Advisor Series Equity Growth Fund	6.7
Fidelity Series Value Discovery Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
74.6

Asset Allocation (% of Fund's net assets)

Futures - 3.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2060 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.35% 10/12/23 to 11/2/23 (b) (Cost $836,945)	840,000	837,062

Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	2,336,518	33,669,219
Fidelity Advisor Series Growth Opportunities Fund (c)	2,126,596	23,732,815
Fidelity Advisor Series Small Cap Fund (c)	1,195,502	13,425,482
Fidelity Series All-Sector Equity Fund (c)	1,204,365	12,176,133
Fidelity Series Commodity Strategy Fund (c)	37,535	3,720,103
Fidelity Series Large Cap Stock Fund (c)	2,683,115	49,100,998
Fidelity Series Large Cap Value Index Fund (c)	375,975	5,267,408
Fidelity Series Opportunistic Insights Fund (c)	1,701,626	29,114,817
Fidelity Series Small Cap Core Fund (c)	9,896	97,769
Fidelity Series Small Cap Opportunities Fund (c)	1,328,857	16,398,095
Fidelity Series Stock Selector Large Cap Value Fund (c)	2,491,399	30,918,257
Fidelity Series Value Discovery Fund (c)	2,164,373	31,686,421
TOTAL DOMESTIC EQUITY FUNDS (Cost $242,123,971)		249,307,517

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	995,442	13,717,195
Fidelity Series Emerging Markets Fund (c)	1,699,186	13,525,522
Fidelity Series Emerging Markets Opportunities Fund (c)	3,379,310	55,319,301
Fidelity Series International Growth Fund (c)	2,542,587	38,469,336
Fidelity Series International Small Cap Fund (c)	652,227	9,946,459
Fidelity Series International Value Fund (c)	3,478,131	38,224,656
Fidelity Series Overseas Fund (c)	3,296,777	38,506,356
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $209,137,975)		207,708,825

Bond Funds - 7.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	56,391	419,550
Fidelity Series Emerging Markets Debt Fund (c)	348,281	2,490,207
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	91,487	829,784
Fidelity Series Floating Rate High Income Fund (c)	50,521	456,205
Fidelity Series High Income Fund (c)	326,234	2,629,446
Fidelity Series International Credit Fund (c)	4,107	31,378
Fidelity Series Investment Grade Bond Fund (c)	23,094	220,546
Fidelity Series Long-Term Treasury Bond Index Fund (c)	5,406,292	28,437,097
Fidelity Series Real Estate Income Fund (c)	61,070	570,390
TOTAL BOND FUNDS (Cost $47,335,476)		36,084,603

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	739,286	739,434
Fidelity Series Government Money Market Fund 5.41% (c)(f)	5,860,266	5,860,266
Fidelity Series Short-Term Credit Fund (c)	14,465	139,441
TOTAL SHORT-TERM FUNDS (Cost $6,738,072)		6,739,141

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $506,172,439)	500,677,148
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,304
NET ASSETS - 100.0%	500,679,452

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	105	Dec 2023	11,346,563	(199,523)	(199,523)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	117	Dec 2023	12,327,047	(99,450)	(99,450)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	22	Dec 2023	2,503,188	(118,295)	(118,295)

TOTAL PURCHASED					(417,268)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	21	Dec 2023	4,541,775	194,834	194,834
ICE MSCI EAFE Index Contracts (United States)	21	Dec 2023	2,143,575	63,131	63,131
ICE MSCI Emerging Markets Index Contracts (United States)	30	Dec 2023	1,433,250	40,565	40,565

TOTAL SOLD					298,530

TOTAL FUTURES CONTRACTS					(118,738)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $33,085,675.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $837,062.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	758,514	5,458,952	5,478,032	19,612	-	-	739,434	0.0%
Total	758,514	5,458,952	5,478,032	19,612	-	-	739,434

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	30,554,882	3,788,669	3,471,797	-	(23,377)	2,820,842	33,669,219
Fidelity Advisor Series Growth Opportunities Fund	21,607,001	2,865,284	3,156,724	-	(595,133)	3,012,387	23,732,815
Fidelity Advisor Series Small Cap Fund	12,261,868	1,769,085	757,810	-	(23,585)	175,924	13,425,482
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	410,967	47,396	4,393	331	(37)	(34,383)	419,550
Fidelity Series All-Sector Equity Fund	11,045,982	1,110,213	770,657	-	28,368	762,227	12,176,133
Fidelity Series Canada Fund	13,110,725	1,829,489	1,319,070	-	73,124	22,927	13,717,195
Fidelity Series Commodity Strategy Fund	3,172,498	746,011	204,256	86,393	(7,008)	12,858	3,720,103
Fidelity Series Emerging Markets Debt Fund	2,239,095	342,904	22,846	72,754	(5)	(68,941)	2,490,207
Fidelity Series Emerging Markets Debt Local Currency Fund	763,978	79,986	7,469	-	155	(6,866)	829,784
Fidelity Series Emerging Markets Fund	8,394,808	5,651,768	201,730	-	(11,455)	(307,869)	13,525,522
Fidelity Series Emerging Markets Opportunities Fund	53,340,178	3,854,798	1,541,180	-	56,364	(390,859)	55,319,301
Fidelity Series Floating Rate High Income Fund	386,978	66,029	4,393	18,867	22	7,569	456,205
Fidelity Series Government Money Market Fund 5.41%	4,451,183	2,429,975	1,020,892	133,984	-	-	5,860,266
Fidelity Series High Income Fund	2,260,834	430,520	23,725	74,186	(34)	(38,149)	2,629,446
Fidelity Series International Credit Fund	31,382	563	-	563	-	(567)	31,378
Fidelity Series International Growth Fund	34,643,959	5,973,844	400,933	-	660	(1,748,194)	38,469,336
Fidelity Series International Small Cap Fund	9,458,771	1,064,609	71,871	-	(1,022)	(504,028)	9,946,459
Fidelity Series International Value Fund	34,551,922	4,417,333	2,006,570	-	25,966	1,236,005	38,224,656
Fidelity Series Investment Grade Bond Fund	110,795	125,250	2,636	4,230	(36)	(12,827)	220,546
Fidelity Series Large Cap Stock Fund	44,418,346	5,552,613	2,498,435	1,182,322	45,115	1,583,359	49,100,998
Fidelity Series Large Cap Value Index Fund	4,705,830	655,407	131,865	-	(294)	38,330	5,267,408
Fidelity Series Long-Term Treasury Bond Index Fund	26,079,487	7,228,106	199,890	430,920	(6,962)	(4,663,644)	28,437,097
Fidelity Series Opportunistic Insights Fund	26,349,300	2,601,352	2,431,680	-	114,153	2,481,692	29,114,817
Fidelity Series Overseas Fund	34,610,109	5,532,943	466,501	-	10,782	(1,180,977)	38,506,356
Fidelity Series Real Estate Income Fund	775,085	110,652	308,830	23,443	(26,965)	20,448	570,390
Fidelity Series Short-Term Credit Fund	129,926	9,682	-	1,924	-	(167)	139,441
Fidelity Series Small Cap Core Fund	-	97,219	-	55	-	550	97,769
Fidelity Series Small Cap Opportunities Fund	14,991,408	2,039,809	773,583	80,753	2,582	137,879	16,398,095
Fidelity Series Stock Selector Large Cap Value Fund	27,951,716	3,388,381	1,340,149	-	250	918,059	30,918,257
Fidelity Series Value Discovery Fund	28,556,158	3,802,098	1,154,719	-	(9,262)	492,146	31,686,421
	451,365,171	67,611,988	24,294,604	2,110,725	(347,634)	4,765,731	499,100,652

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	837,062	-	837,062	-

Domestic Equity Funds	249,307,517	249,307,517	-	-

International Equity Funds	207,708,825	207,708,825	-	-

Bond Funds	36,084,603	36,084,603	-	-

Short-Term Funds	6,739,141	6,739,141	-	-
Total Investments in Securities:	500,677,148	499,840,086	837,062	-
Derivative Instruments: Assets
Futures Contracts	298,530	298,530	-	-
Total Assets	298,530	298,530	-	-
Liabilities
Futures Contracts	(417,268)	(417,268)	-	-
Total Liabilities	(417,268)	(417,268)	-	-
Total Derivative Instruments:	(118,738)	(118,738)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	298,530	0
Total Equity Risk	298,530	0
Interest Rate Risk
Futures Contracts (a)	0	(417,268)
Total Interest Rate Risk	0	(417,268)
Total Value of Derivatives	298,530	(417,268)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2060 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $836,945)	$837,062
Fidelity Central Funds (cost $739,434)	739,434
Other affiliated issuers (cost $504,596,060)	499,100,652

Total Investment in Securities (cost $506,172,439)		$500,677,148
Cash		20,357
Receivable for investments sold		3,006,426
Receivable for fund shares sold		1,492,780
Distributions receivable from Fidelity Central Funds		3,926
Receivable for daily variation margin on futures contracts		65,534
Receivable from investment adviser for expense reductions		8,397
Total assets		505,274,568
Liabilities
Payable for investments purchased	$3,450,761
Payable for fund shares redeemed	780,942
Accrued management fee	287,715
Distribution and service plan fees payable	59,995
Other payables and accrued expenses	15,703
Total Liabilities		4,595,116
Net Assets		$500,679,452
Net Assets consist of:
Paid in capital		$518,710,033
Total accumulated earnings (loss)		(18,030,581)
Net Assets		$500,679,452

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($135,901,233 ÷ 12,159,472 shares)(a)		$11.18
Maximum offering price per share (100/94.25 of $11.18)		$11.86
Class M :
Net Asset Value and redemption price per share ($54,599,136 ÷ 4,919,226 shares)(a)		$11.10
Maximum offering price per share (100/96.50 of $11.10)		$11.50
Class C :
Net Asset Value and offering price per share ($9,355,829 ÷ 851,645 shares)(a)		$10.99
Class I :
Net Asset Value, offering price and redemption price per share ($145,450,667 ÷ 12,905,963 shares)		$11.27
Class Z :
Net Asset Value, offering price and redemption price per share ($65,726,806 ÷ 5,881,379 shares)		$11.18
Class Z6 :
Net Asset Value, offering price and redemption price per share ($89,645,781 ÷ 7,950,545 shares)		$11.28
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,421,690
Interest		19,872
Income from Fidelity Central Funds		19,612
Total Income		1,461,174
Expenses
Management fee	$1,691,046
Distribution and service plan fees	352,836
Independent trustees' fees and expenses	791
Miscellaneous	15,757
Total expenses before reductions	2,060,430
Expense reductions	(8,583)
Total expenses after reductions		2,051,847
Net Investment income (loss)		(590,673)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(347,634)
Futures contracts	(1,209,039)
Capital gain distributions from underlying funds:
Affiliated issuers	689,035
Total net realized gain (loss)		(867,638)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(32)
Affiliated issuers	4,765,731
Futures contracts	(36,930)
Total change in net unrealized appreciation (depreciation)		4,728,769
Net gain (loss)		3,861,131
Net increase (decrease) in net assets resulting from operations		$3,270,458
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(590,673)	$7,603,783
Net realized gain (loss)	(867,638)	407,733
Change in net unrealized appreciation (depreciation)	4,728,769	(34,961,926)
Net increase (decrease) in net assets resulting from operations	3,270,458	(26,950,410)
Distributions to shareholders	(4,302,723)	(35,621,358)

Share transactions - net increase (decrease)	48,996,839	101,619,312
Total increase (decrease) in net assets	47,964,574	39,047,544

Net Assets
Beginning of period	452,714,878	413,667,334
End of period	$500,679,452	$452,714,878

Financial Highlights
Fidelity Advisor Freedom® 2060 Fund Class A

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.19	$13.26	$14.01	$9.49	$11.31	$11.86
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.19	.27	.08	.14	.17
Net realized and unrealized gain (loss)	.11	(1.19)	.16	5.01	(1.24)	.13
Total from investment operations	.09	(1.00)	.43	5.09	(1.10)	.30
Distributions from net investment income	-	(.20)	(.25) C	(.11)	(.14)	(.17)
Distributions from net realized gain	(.10)	(.87)	(.93) C	(.46)	(.58)	(.68)
Total distributions	(.10)	(1.07)	(1.18)	(.57)	(.72)	(.85)
Net asset value, end of period	$11.18	$11.19	$13.26	$14.01	$9.49	$11.31
Total Return D,E,F	.85%	(7.24)%	2.74%	55.28%	(10.65)%	3.09%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.00% I,J	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% I,J	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% I,J	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.40)% I,J	1.75%	1.87%	.65%	1.25%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$135,901	$127,737	$119,726	$113,936	$65,792	$55,732
Portfolio turnover rate K	10% J	21%	28%	24%	31%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2060 Fund Class M

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.13	$13.21	$13.97	$9.47	$11.29	$11.85
Income from Investment Operations
Net investment income (loss) A,B	(.04)	.16	.23	.05	.11	.14
Net realized and unrealized gain (loss)	.11	(1.19)	.17	5.00	(1.23)	.14
Total from investment operations	.07	(1.03)	.40	5.05	(1.12)	.28
Distributions from net investment income	-	(.18)	(.23) C	(.09)	(.12)	(.16)
Distributions from net realized gain	(.10)	(.87)	(.93) C	(.46)	(.58)	(.68)
Total distributions	(.10)	(1.05)	(1.16)	(.55)	(.70)	(.84)
Net asset value, end of period	$11.10	$11.13	$13.21	$13.97	$9.47	$11.29
Total Return D,E,F	.67%	(7.50)%	2.50%	55.00%	(10.87)%	2.82%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.25% I,J	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.25% I,J	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25% I,J	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	(.65)% I,J	1.50%	1.62%	.40%	1.00%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$54,599	$52,251	$48,458	$41,642	$21,680	$19,070
Portfolio turnover rate K	10% J	21%	28%	24%	31%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2060 Fund Class C

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.04	$13.13	$13.92	$9.46	$11.29	$11.87
Income from Investment Operations
Net investment income (loss) A,B	(.06)	.11	.16	(.01)	.06	.08
Net realized and unrealized gain (loss)	.11	(1.19)	.16	4.98	(1.24)	.14
Total from investment operations	.05	(1.08)	.32	4.97	(1.18)	.22
Distributions from net investment income	-	(.14)	(.18) C	(.05)	(.08)	(.12)
Distributions from net realized gain	(.10)	(.87)	(.93) C	(.46)	(.57)	(.68)
Total distributions	(.10)	(1.01)	(1.11)	(.51)	(.65)	(.80)
Net asset value, end of period	$10.99	$11.04	$13.13	$13.92	$9.46	$11.29
Total Return D,E,F	.49%	(7.96)%	1.94%	54.14%	(11.27)%	2.33%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.75% I,J	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of fee waivers, if any	1.75% I,J	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75% I,J	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	(1.15)% I,J	1.00%	1.12%	(.10)%	.50%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$9,356	$8,650	$8,195	$6,948	$4,022	$3,723
Portfolio turnover rate K	10% J	21%	28%	24%	31%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2060 Fund Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.27	$13.34	$14.09	$9.54	$11.36	$11.90
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.22	.30	.11	.17	.20
Net realized and unrealized gain (loss)	.11	(1.21)	.17	5.03	(1.24)	.13
Total from investment operations	.10	(.99)	.47	5.14	(1.07)	.33
Distributions from net investment income	-	(.22)	(.28) C	(.13)	(.16)	(.20)
Distributions from net realized gain	(.10)	(.87)	(.94) C	(.47)	(.59)	(.68)
Total distributions	(.10)	(1.08) D	(1.22)	(.59) D	(.75)	(.87) D
Net asset value, end of period	$11.27	$11.27	$13.34	$14.09	$9.54	$11.36
Total Return E,F	.93%	(7.05)%	3.01%	55.62%	(10.38)%	3.38%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.75% I,J	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75% I,J	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75% I,J	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	(.15)% I,J	2.00%	2.12%	.90%	1.50%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$145,451	$170,160	$177,481	$160,415	$87,182	$68,445
Portfolio turnover rate K	10% J	21%	28%	24%	31%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2060 Fund Class Z

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.17	$13.23	$14.00	$9.49	$11.32	$12.10
Income from Investment Operations
Net investment income (loss) B,C	- D	.23	.31	.12	.18	.23
Net realized and unrealized gain (loss)	.11	(1.19)	.17	5.02	(1.23)	(.46)
Total from investment operations	.11	(.96)	.48	5.14	(1.05)	(.23)
Distributions from net investment income	-	(.23)	(.31) E	(.16)	(.18)	(.24)
Distributions from net realized gain	(.10)	(.87)	(.94) E	(.47)	(.60)	(.31)
Total distributions	(.10)	(1.10)	(1.25)	(.63)	(.78)	(.55)
Net asset value, end of period	$11.18	$11.17	$13.23	$14.00	$9.49	$11.32
Total Return F,G	1.03%	(6.91)%	3.06%	55.88%	(10.32)%	(1.34)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.65% J,K	.64%	.64%	.65%	.65% L	.64% K,L
Expenses net of fee waivers, if any	.64% J,K	.64%	.64%	.65%	.65% L	.64% K,L
Expenses net of all reductions	.64% J,K	.64%	.64%	.65%	.65% L	.64% K,L
Net investment income (loss)	(.04)% J,K	2.10%	2.22%	1.00%	1.60%	4.28% K
Supplemental Data
Net assets, end of period (000 omitted)	$65,727	$23,813	$14,296	$5,790	$1,514	$284
Portfolio turnover rate M	10% K	21%	28%	24%	31%	27%

AFor the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JProxy expenses are not annualized.

KAnnualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2060 Fund Class Z6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.26	$13.32	$14.08	$9.53	$11.36	$11.90
Income from Investment Operations
Net investment income (loss) A,B	.01	.25	.34	.14	.20	.23
Net realized and unrealized gain (loss)	.11	(1.20)	.17	5.04	(1.25)	.13
Total from investment operations	.12	(.95)	.51	5.18	(1.05)	.36
Distributions from net investment income	-	(.24)	(.32) C	(.15)	(.19)	(.22)
Distributions from net realized gain	(.10)	(.87)	(.95) C	(.48)	(.60)	(.68)
Total distributions	(.10)	(1.11)	(1.27)	(.63)	(.78) D	(.90)
Net asset value, end of period	$11.28	$11.26	$13.32	$14.08	$9.53	$11.36
Total Return E,F	1.11%	(6.76)%	3.23%	56.12%	(10.24)%	3.63%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.45% I,J	.49%	.49%	.49%	.50%	.50% K
Expenses net of fee waivers, if any	.45% I,J	.49%	.49%	.49%	.50%	.50% K
Expenses net of all reductions	.45% I,J	.49%	.49%	.49%	.50%	.50% K
Net investment income (loss)	.15% I,J	2.25%	2.37%	1.15%	1.75%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$89,646	$70,104	$45,511	$22,148	$6,468	$2,493
Portfolio turnover rate L	10% J	21%	28%	24%	31%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2065 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	10.8
Fidelity Series Large Cap Stock Fund	9.6
Fidelity Series Overseas Fund	7.6
Fidelity Series International Growth Fund	7.5
Fidelity Series International Value Fund	7.5
Fidelity Advisor Series Equity Growth Fund	6.6
Fidelity Series Long-Term Treasury Bond Index Fund	6.5
Fidelity Series Value Discovery Fund	6.2
Fidelity Series Stock Selector Large Cap Value Fund	6.1
Fidelity Series Opportunistic Insights Fund	5.7
74.1

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2065 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 48.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (a)	515,280	7,425,179
Fidelity Advisor Series Growth Opportunities Fund (a)	468,983	5,233,850
Fidelity Advisor Series Small Cap Fund (a)	263,783	2,962,284
Fidelity Series All-Sector Equity Fund (a)	264,715	2,676,273
Fidelity Series Commodity Strategy Fund (a)	8,536	845,970
Fidelity Series Large Cap Stock Fund (a)	590,115	10,799,111
Fidelity Series Large Cap Value Index Fund (a)	82,548	1,156,496
Fidelity Series Opportunistic Insights Fund (a)	373,567	6,391,734
Fidelity Series Small Cap Core Fund (a)	2,180	21,536
Fidelity Series Small Cap Opportunities Fund (a)	293,180	3,617,846
Fidelity Series Stock Selector Large Cap Value Fund (a)	547,056	6,788,965
Fidelity Series Value Discovery Fund (a)	475,313	6,958,579
TOTAL DOMESTIC EQUITY FUNDS (Cost $55,207,426)		54,877,823

International Equity Funds - 40.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	219,329	3,022,349
Fidelity Series Emerging Markets Fund (a)	381,995	3,040,681
Fidelity Series Emerging Markets Opportunities Fund (a)	741,981	12,146,221
Fidelity Series International Growth Fund (a)	559,196	8,460,628
Fidelity Series International Small Cap Fund (a)	145,964	2,225,957
Fidelity Series International Value Fund (a)	765,544	8,413,324
Fidelity Series Overseas Fund (a)	725,067	8,468,779
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $47,430,170)		45,777,939

Bond Funds - 9.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	93,114	692,766
Fidelity Series Emerging Markets Debt Fund (a)	21,799	155,865
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	5,651	51,257
Fidelity Series Floating Rate High Income Fund (a)	13,569	122,530
Fidelity Series International Credit Fund (a)	583	4,455
Fidelity Series International Developed Markets Bond Index Fund (a)	356	2,986
Fidelity Series Investment Grade Bond Fund (a)	262,335	2,505,302
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,387,414	7,297,799
Fidelity Series Real Estate Income Fund (a)	18,027	168,369
TOTAL BOND FUNDS (Cost $12,861,337)		11,001,329

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.41% (a)(c)	555,378	555,378
Fidelity Series Short-Term Credit Fund (a)	7,081	68,257
TOTAL SHORT-TERM FUNDS (Cost $623,130)		623,635

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $116,122,063)	112,280,726
NET OTHER ASSETS (LIABILITIES) - 0.0%	(17,815)
NET ASSETS - 100.0%	112,262,911

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	5,791,950	1,719,940	621,316	-	(25,922)	560,527	7,425,179
Fidelity Advisor Series Growth Opportunities Fund	4,095,889	1,277,706	601,394	-	(38,418)	500,067	5,233,850
Fidelity Advisor Series Small Cap Fund	2,331,993	764,190	159,146	-	(1,571)	26,818	2,962,284
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	532,338	215,904	2,280	600	(44)	(53,152)	692,766
Fidelity Series All-Sector Equity Fund	2,093,796	564,510	133,657	-	3,821	147,803	2,676,273
Fidelity Series Canada Fund	2,481,397	789,516	255,410	-	9,887	(3,041)	3,022,349
Fidelity Series Commodity Strategy Fund	640,967	267,813	63,047	19,527	(280)	517	845,970
Fidelity Series Emerging Markets Debt Fund	116,871	43,805	520	4,207	(3)	(4,288)	155,865
Fidelity Series Emerging Markets Debt Local Currency Fund	39,188	12,857	184	-	7	(611)	51,257
Fidelity Series Emerging Markets Fund	1,658,778	1,495,885	43,729	-	607	(70,860)	3,040,681
Fidelity Series Emerging Markets Opportunities Fund	9,416,751	3,318,147	470,416	-	(5,191)	(113,070)	12,146,221
Fidelity Series Floating Rate High Income Fund	86,086	34,946	374	4,650	2	1,870	122,530
Fidelity Series Government Money Market Fund 5.41%	1,071,281	455,460	971,363	31,185	-	-	555,378
Fidelity Series International Credit Fund	4,456	79	-	80	-	(80)	4,455
Fidelity Series International Developed Markets Bond Index Fund	-	3,854	795	6	(4)	(69)	2,986
Fidelity Series International Growth Fund	6,556,128	2,419,720	113,273	-	4,233	(406,180)	8,460,628
Fidelity Series International Small Cap Fund	1,808,258	540,183	7,651	-	(43)	(114,790)	2,225,957
Fidelity Series International Value Fund	6,539,824	2,003,020	366,286	-	(4,562)	241,328	8,413,324
Fidelity Series Investment Grade Bond Fund	1,928,076	843,066	134,431	45,459	(3,149)	(128,260)	2,505,302
Fidelity Series Large Cap Stock Fund	8,426,736	2,430,219	345,967	250,266	2,881	285,242	10,799,111
Fidelity Series Large Cap Value Index Fund	898,990	271,177	18,192	-	446	4,075	1,156,496
Fidelity Series Long-Term Treasury Bond Index Fund	5,421,269	3,035,535	55,175	98,104	(3,327)	(1,100,503)	7,297,799
Fidelity Series Opportunistic Insights Fund	4,994,455	1,291,436	402,599	-	14,890	493,552	6,391,734
Fidelity Series Overseas Fund	6,550,230	2,355,017	152,910	-	4,812	(288,370)	8,468,779
Fidelity Series Real Estate Income Fund	158,594	51,937	39,321	5,802	(1,361)	(1,480)	168,369
Fidelity Series Short-Term Credit Fund	62,293	6,049	-	937	-	(85)	68,257
Fidelity Series Small Cap Core Fund	-	21,495	-	11	-	41	21,536
Fidelity Series Small Cap Opportunities Fund	2,849,577	894,887	142,517	17,298	(7,343)	23,242	3,617,846
Fidelity Series Stock Selector Large Cap Value Fund	5,305,855	1,550,275	237,167	-	(4,102)	174,104	6,788,965
Fidelity Series Value Discovery Fund	5,419,937	1,676,820	218,362	-	(1,262)	81,446	6,958,579
	87,281,963	30,355,448	5,557,482	478,132	(54,996)	255,793	112,280,726

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	54,877,823	54,877,823	-	-

International Equity Funds	45,777,939	45,777,939	-	-

Bond Funds	11,001,329	11,001,329	-	-

Short-Term Funds	623,635	623,635	-	-
Total Investments in Securities:	112,280,726	112,280,726	-	-

Fidelity Advisor Freedom® 2065 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $116,122,063)	$112,280,726

Total Investment in Securities (cost $116,122,063)		$112,280,726
Cash		199
Receivable for investments sold		555,237
Receivable for fund shares sold		536,090
Receivable from investment adviser for expense reductions		5,449
Total assets		113,377,701
Liabilities
Payable for investments purchased	$768,483
Payable for fund shares redeemed	264,281
Accrued management fee	63,067
Distribution and service plan fees payable	11,981
Other payables and accrued expenses	6,978
Total Liabilities		1,114,790
Net Assets		$112,262,911
Net Assets consist of:
Paid in capital		$119,110,718
Total accumulated earnings (loss)		(6,847,807)
Net Assets		$112,262,911

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($33,217,190 ÷ 3,150,805 shares)(a)		$10.54
Maximum offering price per share (100/94.25 of $10.54)		$11.18
Class M :
Net Asset Value and redemption price per share ($9,123,999 ÷ 869,138 shares)(a)		$10.50
Maximum offering price per share (100/96.50 of $10.50)		$10.88
Class C :
Net Asset Value and offering price per share ($1,395,656 ÷ 133,799 shares)(a)		$10.43
Class I :
Net Asset Value, offering price and redemption price per share ($30,517,583 ÷ 2,878,811 shares)		$10.60
Class Z :
Net Asset Value, offering price and redemption price per share ($15,366,652 ÷ 1,446,046 shares)		$10.63
Class Z6 :
Net Asset Value, offering price and redemption price per share ($22,641,831 ÷ 2,124,716 shares)		$10.66
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$332,281
Expenses
Management fee	$349,969
Distribution and service plan fees	66,375
Independent trustees' fees and expenses	161
Miscellaneous	6,984
Total expenses before reductions	423,489
Expense reductions	(5,455)
Total expenses after reductions		418,034
Net Investment income (loss)		(85,753)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(54,996)
Capital gain distributions from underlying funds:
Affiliated issuers	145,851
Total net realized gain (loss)		90,855
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	255,793
Total change in net unrealized appreciation (depreciation)		255,793
Net gain (loss)		346,648
Net increase (decrease) in net assets resulting from operations		$260,895
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(85,753)	$1,317,961
Net realized gain (loss)	90,855	(1,366,241)
Change in net unrealized appreciation (depreciation)	255,793	(2,354,677)
Net increase (decrease) in net assets resulting from operations	260,895	(2,402,957)
Distributions to shareholders	(604,450)	(4,595,508)

Share transactions - net increase (decrease)	25,335,897	40,043,178
Total increase (decrease) in net assets	24,992,342	33,044,713

Net Assets
Beginning of period	87,270,569	54,225,856
End of period	$112,262,911	$87,270,569

Financial Highlights
Fidelity Advisor Freedom® 2065 Fund Class A

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.53	$12.30	$12.77	$8.47	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	.19	.25	.08	.12
Net realized and unrealized gain (loss)	.10	(1.11)	.14	4.53	(1.48)
Total from investment operations	.08	(.92)	.39	4.61	(1.36)
Distributions from net investment income	-	(.18)	(.24)	(.10)	(.13)
Distributions from net realized gain	(.07)	(.67)	(.62)	(.21)	(.04)
Total distributions	(.07)	(.85)	(.86)	(.31)	(.17)
Net asset value, end of period	$10.54	$10.53	$12.30	$12.77	$8.47
Total Return D,E,F	.75%	(7.18)%	2.75%	55.16%	(13.92)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.00% I,J	1.00%	1.00%	1.00%	1.01% J,K
Expenses net of fee waivers, if any	.99% I,J	1.00%	1.00%	1.00%	1.01% J,K
Expenses net of all reductions	.99% I,J	1.00%	1.00%	1.00%	1.01% J,K
Net investment income (loss)	(.34)% I,J	1.84%	1.94%	.71%	1.60% J
Supplemental Data
Net assets, end of period (000 omitted)	$33,217	$27,360	$18,134	$9,613	$1,980
Portfolio turnover rate L	11% J	31%	29%	31%	33% J

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2065 Fund Class M

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.50	$12.27	$12.76	$8.47	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)	.16	.22	.05	.10
Net realized and unrealized gain (loss)	.10	(1.10)	.14	4.53	(1.47)
Total from investment operations	.07	(.94)	.36	4.58	(1.37)
Distributions from net investment income	-	(.17)	(.24)	(.08)	(.11)
Distributions from net realized gain	(.07)	(.66)	(.61)	(.20)	(.04)
Total distributions	(.07)	(.83)	(.85)	(.29) D	(.16) D
Net asset value, end of period	$10.50	$10.50	$12.27	$12.76	$8.47
Total Return E,F,G	.66%	(7.40)%	2.47%	54.73%	(14.05)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.25% J,K	1.25%	1.25%	1.25%	1.25% K
Expenses net of fee waivers, if any	1.24% J,K	1.25%	1.25%	1.25%	1.25% K
Expenses net of all reductions	1.24% J,K	1.25%	1.25%	1.25%	1.25% K
Net investment income (loss)	(.59)% J,K	1.59%	1.69%	.46%	1.35% K
Supplemental Data
Net assets, end of period (000 omitted)	$9,124	$7,540	$4,402	$1,230	$332
Portfolio turnover rate L	11% K	31%	29%	31%	33% K

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JProxy expenses are not annualized.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2065 Fund Class C

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.46	$12.24	$12.73	$8.46	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.06)	.11	.15	- D	.06
Net realized and unrealized gain (loss)	.10	(1.10)	.14	4.51	(1.47)
Total from investment operations	.04	(.99)	.29	4.51	(1.41)
Distributions from net investment income	-	(.13)	(.18)	(.04)	(.09)
Distributions from net realized gain	(.07)	(.65)	(.60)	(.20)	(.04)
Total distributions	(.07)	(.79) E	(.78)	(.24)	(.13)
Net asset value, end of period	$10.43	$10.46	$12.24	$12.73	$8.46
Total Return F,G,H	.38%	(7.88)%	2.00%	53.95%	(14.38)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.75% K,L	1.75%	1.75%	1.75%	1.75% L
Expenses net of fee waivers, if any	1.74% K,L	1.75%	1.75%	1.75%	1.75% L
Expenses net of all reductions	1.74% K,L	1.75%	1.75%	1.75%	1.75% L
Net investment income (loss)	(1.09)% K,L	1.09%	1.19%	(.04)%	.86% L
Supplemental Data
Net assets, end of period (000 omitted)	$1,396	$1,110	$774	$434	$183
Portfolio turnover rate M	11% L	31%	29%	31%	33% L

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the contingent deferred sales charge.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KProxy expenses are not annualized.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2065 Fund Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.57	$12.34	$12.81	$8.48	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.22	.29	.11	.14
Net realized and unrealized gain (loss)	.11	(1.12)	.13	4.55	(1.48)
Total from investment operations	.10	(.90)	.42	4.66	(1.34)
Distributions from net investment income	-	(.20)	(.26)	(.12)	(.14)
Distributions from net realized gain	(.07)	(.67)	(.63)	(.21)	(.04)
Total distributions	(.07)	(.87)	(.89)	(.33)	(.18)
Net asset value, end of period	$10.60	$10.57	$12.34	$12.81	$8.48
Total Return D,E	.94%	(6.99)%	2.94%	55.68%	(13.78)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.75% H,I	.75%	.75%	.75%	.75% I
Expenses net of fee waivers, if any	.74% H,I	.75%	.75%	.75%	.75% I
Expenses net of all reductions	.74% H,I	.75%	.75%	.75%	.75% I
Net investment income (loss)	(.10)% H,I	2.09%	2.19%	.96%	1.85% I
Supplemental Data
Net assets, end of period (000 omitted)	$30,518	$31,530	$21,524	$11,782	$2,383
Portfolio turnover rate J	11% I	31%	29%	31%	33% I

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2065 Fund Class Z

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.59	$12.37	$12.84	$8.49	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.23	.30	.12	.15
Net realized and unrealized gain (loss)	.11	(1.12)	.13	4.56	(1.48)
Total from investment operations	.11	(.89)	.43	4.68	(1.33)
Distributions from net investment income	-	(.21)	(.28)	(.12)	(.14)
Distributions from net realized gain	(.07)	(.68)	(.62)	(.20)	(.04)
Total distributions	(.07)	(.89)	(.90)	(.33) E	(.18)
Net asset value, end of period	$10.63	$10.59	$12.37	$12.84	$8.49
Total Return F,G	1.03%	(6.89)%	3.02%	55.80%	(13.68)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.65% J,K	.64%	.64%	.65% L	.64% J
Expenses net of fee waivers, if any	.63% J,K	.64%	.64%	.65% L	.64% J
Expenses net of all reductions	.63% J,K	.64%	.64%	.65% L	.64% J
Net investment income (loss)	.02% J,K	2.19%	2.29%	1.07%	1.96% J
Supplemental Data
Net assets, end of period (000 omitted)	$15,367	$4,912	$1,893	$535	$176
Portfolio turnover rate M	11% J	31%	29%	31%	33% J

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2065 Fund Class Z6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$12.39	$12.85	$8.50	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.24	.32	.14	.15
Net realized and unrealized gain (loss)	.11	(1.12)	.14	4.55	(1.47)
Total from investment operations	.12	(.88)	.46	4.69	(1.32)
Distributions from net investment income	-	(.21)	(.29)	(.13)	(.14)
Distributions from net realized gain	(.07)	(.68)	(.63)	(.21)	(.04)
Total distributions	(.07)	(.90) D	(.92)	(.34)	(.18)
Net asset value, end of period	$10.66	$10.61	$12.39	$12.85	$8.50
Total Return E,F	1.13%	(6.79)%	3.27%	55.97%	(13.58)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.46% I,J	.49%	.49%	.49%	.50% I,K
Expenses net of fee waivers, if any	.44% I,J	.49%	.49%	.49%	.50% I,K
Expenses net of all reductions	.44% I,J	.49%	.49%	.49%	.50% I,K
Net investment income (loss)	.20% I,J	2.34%	2.44%	1.22%	2.11% I
Supplemental Data
Net assets, end of period (000 omitted)	$22,642	$14,818	$7,499	$2,527	$905
Portfolio turnover rate L	11% I	31%	29%	31%	33% I

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended September 30, 2023

1. Organization.
Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund and Fidelity Advisor Freedom 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Class I, Class Z and Class Z6 shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I, Class Z and Class Z6 are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The aggregate value of investments by input level as of September 30, 2023 is included at the end of each Fund's Schedule of Investments.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Advisor Freedom Income Fund	$175,191,650	$7,006,829	$(16,305,780)	$(9,298,951)
Fidelity Advisor Freedom 2005 Fund	99,280,854	4,602,476	(9,164,355)	(4,561,879)
Fidelity Advisor Freedom 2010 Fund	256,618,123	16,767,078	(24,351,522)	(7,584,444)
Fidelity Advisor Freedom 2015 Fund	500,760,145	48,868,222	(47,500,712)	1,367,510
Fidelity Advisor Freedom 2020 Fund	1,275,021,532	146,866,077	(137,393,581)	9,472,496
Fidelity Advisor Freedom 2025 Fund	2,178,884,691	274,365,196	(235,278,174)	39,087,022
Fidelity Advisor Freedom 2030 Fund	2,723,064,042	362,614,828	(257,831,499)	104,783,329
Fidelity Advisor Freedom 2035 Fund	2,372,966,096	370,482,162	(182,989,031)	187,493,131
Fidelity Advisor Freedom 2040 Fund	2,112,334,728	377,149,934	(123,514,597)	253,635,337
Fidelity Advisor Freedom 2045 Fund	1,571,743,292	241,768,092	(98,861,807)	142,906,285
Fidelity Advisor Freedom 2050 Fund	1,396,993,013	200,049,132	(87,301,914)	112,747,218
Fidelity Advisor Freedom 2055 Fund	994,703,412	90,143,872	(71,161,374)	18,982,498
Fidelity Advisor Freedom 2060 Fund	515,242,099	29,055,956	(43,739,645)	(14,683,689)
Fidelity Advisor Freedom 2065 Fund	118,961,783	3,370,638	(10,051,695)	(6,681,057)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Advisor Freedom Income Fund	$ (1,211,201)	$ (2,311,068)	$ (3,522,269)
Fidelity Advisor Freedom 2005 Fund	(1,325,904)	(880,646)	(2,206,550)
Fidelity Advisor Freedom 2010 Fund	(2,519,961)	(742,599)	(3,262,560)
Fidelity Advisor Freedom 2015 Fund	(3,990,413)	-	(3,990,413)
Fidelity Advisor Freedom 2020 Fund	(9,438,458)	-	(9,438,458)
Fidelity Advisor Freedom 2025 Fund	(24,613,046)	-	(24,613,046)
Fidelity Advisor Freedom 2030 Fund	(15,012,611)	-	(15,012,611)

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2023 to March 31, 2023. Loss deferrals were as follows:

Ordinary losses
Fidelity Advisor Freedom 2035 Fund	$(204,373)
Fidelity Advisor Freedom 2040 Fund	(2,821,403)
Fidelity Advisor Freedom 2045 Fund	(2,248,033)
Fidelity Advisor Freedom 2050 Fund	(1,863,348)
Fidelity Advisor Freedom 2055 Fund	(1,208,230)
Fidelity Advisor Freedom 2060 Fund	(562,411)
Fidelity Advisor Freedom 2065 Fund	(98,273)

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Freedom Income Fund
Equity Risk
Futures Contracts	(178,057)	232,181
Total Equity Risk	(178,057)	232,181
Interest Rate Risk
Futures Contracts	(280,996)	(220,496)
Total Interest Rate Risk	(280,996)	(220,496)
Totals	(459,053)	11,685
Fidelity Advisor Freedom 2005 Fund
Equity Risk
Futures Contracts	(96,935)	136,301
Total Equity Risk	(96,935)	136,301
Interest Rate Risk
Futures Contracts	(167,810)	(130,832)
Total Interest Rate Risk	(167,810)	(130,832)
Totals	(264,745)	5,469
Fidelity Advisor Freedom 2010 Fund
Equity Risk
Futures Contracts	(264,230)	354,522
Total Equity Risk	(264,230)	354,522
Interest Rate Risk
Futures Contracts	(432,702)	(337,137)
Total Interest Rate Risk	(432,702)	(337,137)
Totals	(696,932)	17,385
Fidelity Advisor Freedom 2015 Fund
Equity Risk
Futures Contracts	(497,156)	708,354
Total Equity Risk	(497,156)	708,354
Interest Rate Risk
Futures Contracts	(872,915)	(694,839)
Total Interest Rate Risk	(872,915)	(694,839)
Totals	(1,370,071)	13,515
Fidelity Advisor Freedom 2020 Fund
Equity Risk
Futures Contracts	(1,274,122)	1,823,590
Total Equity Risk	(1,274,122)	1,823,590
Interest Rate Risk
Futures Contracts	(2,214,745)	(1,771,632)
Total Interest Rate Risk	(2,214,745)	(1,771,632)
Totals	(3,488,867)	51,958
Fidelity Advisor Freedom 2025 Fund
Equity Risk
Futures Contracts	(2,136,463)	3,043,562
Total Equity Risk	(2,136,463)	3,043,562
Interest Rate Risk
Futures Contracts	(3,807,590)	(3,036,631)
Total Interest Rate Risk	(3,807,590)	(3,036,631)
Totals	(5,944,053)	6,931
Fidelity Advisor Freedom 2030 Fund
Equity Risk
Futures Contracts	(2,515,209)	3,782,216
Total Equity Risk	(2,515,209)	3,782,216
Interest Rate Risk
Futures Contracts	(4,781,544)	(3,807,143)
Total Interest Rate Risk	(4,781,544)	(3,807,143)
Totals	(7,296,753)	(24,927)
Fidelity Advisor Freedom 2035 Fund
Equity Risk
Futures Contracts	(2,152,108)	3,412,718
Total Equity Risk	(2,152,108)	3,412,718
Interest Rate Risk
Futures Contracts	(4,325,987)	(3,430,474)
Total Interest Rate Risk	(4,325,987)	(3,430,474)
Totals	(6,478,095)	(17,756)
Fidelity Advisor Freedom 2040 Fund
Equity Risk
Futures Contracts	(2,043,502)	3,062,434
Total Equity Risk	(2,043,502)	3,062,434
Interest Rate Risk
Futures Contracts	(4,001,750)	(3,149,739)
Total Interest Rate Risk	(4,001,750)	(3,149,739)
Totals	(6,045,252)	(87,305)
Fidelity Advisor Freedom 2045 Fund
Equity Risk
Futures Contracts	(1,519,177)	2,151,349
Total Equity Risk	(1,519,177)	2,151,349
Interest Rate Risk
Futures Contracts	(2,884,496)	(2,279,260)
Total Interest Rate Risk	(2,884,496)	(2,279,260)
Totals	(4,403,673)	(127,911)
Fidelity Advisor Freedom 2050 Fund
Equity Risk
Futures Contracts	(1,326,949)	1,887,509
Total Equity Risk	(1,326,949)	1,887,509
Interest Rate Risk
Futures Contracts	(2,535,103)	(1,995,372)
Total Interest Rate Risk	(2,535,103)	(1,995,372)
Totals	(3,862,052)	(107,863)
Fidelity Advisor Freedom 2055 Fund
Equity Risk
Futures Contracts	(857,267)	1,246,737
Total Equity Risk	(857,267)	1,246,737
Interest Rate Risk
Futures Contracts	(1,672,147)	(1,322,055)
Total Interest Rate Risk	(1,672,147)	(1,322,055)
Totals	(2,529,414)	(75,318)
Fidelity Advisor Freedom 2060 Fund
Equity Risk
Futures Contracts	(397,126)	603,623
Total Equity Risk	(397,126)	603,623
Interest Rate Risk
Futures Contracts	(811,913)	(640,553)
Total Interest Rate Risk	(811,913)	(640,553)
Totals	(1,209,039)	(36,930)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Freedom Income Fund	11,354,910	19,064,473
Fidelity Advisor Freedom 2005 Fund	9,897,450	17,545,891
Fidelity Advisor Freedom 2010 Fund	13,470,284	27,587,841
Fidelity Advisor Freedom 2015 Fund	26,889,796	74,064,133
Fidelity Advisor Freedom 2020 Fund	74,695,303	184,459,704
Fidelity Advisor Freedom 2025 Fund	128,895,996	273,541,945
Fidelity Advisor Freedom 2030 Fund	193,237,935	262,680,667
Fidelity Advisor Freedom 2035 Fund	192,782,297	245,903,722
Fidelity Advisor Freedom 2040 Fund	176,429,790	200,889,790
Fidelity Advisor Freedom 2045 Fund	122,616,509	123,744,846
Fidelity Advisor Freedom 2050 Fund	115,592,386	101,319,681
Fidelity Advisor Freedom 2055 Fund	102,322,636	56,982,393
Fidelity Advisor Freedom 2060 Fund	67,611,988	24,294,604
Fidelity Advisor Freedom 2065 Fund	30,355,448	5,557,482

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Advisor Freedom 2065 Fund, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I)	Annual % of Class-Level Average Net Assets (Classes Z, Z6)
Fidelity Advisor Freedom Income Fund	.465%	.415%
Fidelity Advisor Freedom 2005 Fund	.465%	.415%
Fidelity Advisor Freedom 2010 Fund	.482%	.428%
Fidelity Advisor Freedom 2015 Fund	.525%	.461%
Fidelity Advisor Freedom 2020 Fund	.567%	.496%
Fidelity Advisor Freedom 2025 Fund	.610%	.531%
Fidelity Advisor Freedom 2030 Fund	.652%	.566%
Fidelity Advisor Freedom 2035 Fund	.695%	.601%
Fidelity Advisor Freedom 2040 Fund	.737%	.636%
Fidelity Advisor Freedom 2045 Fund	.746%	.643%
Fidelity Advisor Freedom 2050 Fund	.746%	.643%
Fidelity Advisor Freedom 2055 Fund	.746%	.643%
Fidelity Advisor Freedom 2060 Fund	.746%	.643%
Fidelity Advisor Freedom 2065 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class Z6 of each Fund as necessary so that Class Z6 total expenses do not exceed certain amounts of Class Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class Z6)
Fidelity Advisor Freedom Income Fund	.24%
Fidelity Advisor Freedom 2005 Fund	.24%
Fidelity Advisor Freedom 2010 Fund	.25%
Fidelity Advisor Freedom 2015 Fund	.27%
Fidelity Advisor Freedom 2020 Fund	.30%
Fidelity Advisor Freedom 2025 Fund	.34%
Fidelity Advisor Freedom 2030 Fund	.37%
Fidelity Advisor Freedom 2035 Fund	.41%
Fidelity Advisor Freedom 2040 Fund	.44%
Fidelity Advisor Freedom 2045 Fund	.45%
Fidelity Advisor Freedom 2050 Fund	.45%
Fidelity Advisor Freedom 2055 Fund	.45%
Fidelity Advisor Freedom 2060 Fund	.45%
Fidelity Advisor Freedom 2065 Fund	.45%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Advisor Freedom Income Fund
Class A	- %	.25%	$79,320	$5,321
Class M	.25%	.25%	63,602	-
Class C	.75%	.25%	21,493	978
			$164,415	$6,299
Fidelity Advisor Freedom 2005 Fund
Class A	- %	.25%	$50,071	$449
Class M	.25%	.25%	45,558	-
Class C	.75%	.25%	3,212	194
			$98,841	$643
Fidelity Advisor Freedom 2010 Fund
Class A	- %	.25%	$130,395	$1,844
Class M	.25%	.25%	121,064	123
Class C	.75%	.25%	9,896	1,165
			$261,355	$3,122
Fidelity Advisor Freedom 2015 Fund
Class A	- %	.25%	$298,401	$4,712
Class M	.25%	.25%	201,207	-
Class C	.75%	.25%	45,798	2,035
			$545,406	$6,747
Fidelity Advisor Freedom 2020 Fund
Class A	- %	.25%	$698,570	$23,905
Class M	.25%	.25%	508,596	1,950
Class C	.75%	.25%	124,963	10,057
			$1,332,129	$35,912
Fidelity Advisor Freedom 2025 Fund
Class A	- %	.25%	$1,134,115	$40,887
Class M	.25%	.25%	827,640	617
Class C	.75%	.25%	174,135	18,977
			$2,135,890	$60,481
Fidelity Advisor Freedom 2030 Fund
Class A	- %	.25%	$1,360,208	$53,948
Class M	.25%	.25%	1,020,588	3,804
Class C	.75%	.25%	241,992	27,621
			$2,622,788	$85,373
Fidelity Advisor Freedom 2035 Fund
Class A	- %	.25%	$1,173,452	$43,467
Class M	.25%	.25%	932,684	2,101
Class C	.75%	.25%	200,627	28,755
			$2,306,763	$74,323
Fidelity Advisor Freedom 2040 Fund
Class A	- %	.25%	$1,087,372	$54,335
Class M	.25%	.25%	866,188	725
Class C	.75%	.25%	183,964	24,912
			$2,137,524	$79,972
Fidelity Advisor Freedom 2045 Fund
Class A	- %	.25%	$681,306	$29,732
Class M	.25%	.25%	575,965	524
Class C	.75%	.25%	124,407	19,679
			$1,381,678	$49,935
Fidelity Advisor Freedom 2050 Fund
Class A	- %	.25%	$594,455	$29,384
Class M	.25%	.25%	471,734	198
Class C	.75%	.25%	130,752	18,476
			$1,196,941	$48,058
Fidelity Advisor Freedom 2055 Fund
Class A	- %	.25%	$356,698	$17,288
Class M	.25%	.25%	288,304	190
Class C	.75%	.25%	79,495	15,413
			$724,497	$32,891
Fidelity Advisor Freedom 2060 Fund
Class A	- %	.25%	$168,957	$9,434
Class M	.25%	.25%	137,444	11,167
Class C	.75%	.25%	46,435	-
			$352,836	$20,601
Fidelity Advisor Freedom 2065 Fund
Class A	- %	.25%	$39,064	$1,153
Class M	.25%	.25%	21,002	39
Class C	.75%	.25%	6,309	3,240
			$66,375	$4,432

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Advisor Freedom Income Fund
Class A	$924
Class M	288
Class CA	67
$1,279
Fidelity Advisor Freedom 2005 Fund
Class A	$318
Class M	111
Class CA	18
$447
Fidelity Advisor Freedom 2010 Fund
Class A	$392
Class M	154
Class CA	2
$548
Fidelity Advisor Freedom 2015 Fund
Class A	$2,008
Class M	574
Class CA	87
$2,669
Fidelity Advisor Freedom 2020 Fund
Class A	$10,304
Class M	3,649
Class CA	599
$14,552
Fidelity Advisor Freedom 2025 Fund
Class A	$17,634
Class M	6,919
Class CA	1,935
$26,488
Fidelity Advisor Freedom 2030 Fund
Class A	$36,398
Class M	7,757
Class CA	1,284
$45,439
Fidelity Advisor Freedom 2035 Fund
Class A	$31,870
Class M	7,803
Class CA	1,833
$41,506
Fidelity Advisor Freedom 2040 Fund
Class A	$34,303
Class M	7,029
Class CA	1,818
$43,150
Fidelity Advisor Freedom 2045 Fund
Class A	$28,546
Class M	4,359
Class CA	1,371
$34,276
Fidelity Advisor Freedom 2050 Fund
Class A	$25,975
Class M	4,788
Class CA	1,132
$31,895
Fidelity Advisor Freedom 2055 Fund
Class A	$22,382
Class M	3,250
Class CA	1,201
$26,833
Fidelity Advisor Freedom 2060 Fund
Class A	$16,368
Class M	2,326
Class CA	574
$19,268
Fidelity Advisor Freedom 2065 Fund
Class A	$10,987
Class M	1,250
Class CA	96
$12,333

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Changes in Net Assets.

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Advisor Freedom Income Fund	4,025,237	138,468
Fidelity Advisor Freedom 2005 Fund	2,552,730	78,710
Fidelity Advisor Freedom 2010 Fund	5,004,220	157,160
Fidelity Advisor Freedom 2015 Fund	8,960,932	293,596
Fidelity Advisor Freedom 2020 Fund	18,388,301	597,716
Fidelity Advisor Freedom 2025 Fund	24,406,231	853,469
Fidelity Advisor Freedom 2030 Fund	20,970,164	767,615

7. Expense Reductions.
The investment adviser contractually agreed to reimburse certain Funds to the extent proxy and shareholder meeting expenses exceeded .003% of class-level average net assets on an annual basis. This reimbursement will remain in place through July 31, 2025. During the period this reimbursement reduced each applicable Fund's expenses as follows:

The following classes of each applicable Fund were in reimbursement during the period:

Reimbursement
Fidelity Advisor Freedom 2060 Fund
Class A	$2,271
Class M	930
Class C	153
Class I	2,255
Class Z	1,319
Class Z6	1,469
Fidelity Advisor Freedom 2065 Fund
Class A	$1,610
Class M	447
Class C	67
Class I	1,453
Class Z	798
Class Z6	1,074

Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Fidelity Advisor Freedom Income Fund	$312	$-
Class M	-	79
Fidelity Advisor Freedom 2005 Fund	390	-
Class M	-	52
Fidelity Advisor Freedom 2010 Fund	231	-
Class M	-	3
Fidelity Advisor Freedom 2015 Fund	97	-
Class M	-	106
Fidelity Advisor Freedom 2020 Fund	62	-
Class M	-	789
Fidelity Advisor Freedom 2025 Fund	58	-
Class M	-	1,327
Fidelity Advisor Freedom 2030 Fund	32	-
Class M	-	1,141
Fidelity Advisor Freedom 2035 Fund	27	-
Class M	-	1,311
Fidelity Advisor Freedom 2040 Fund	43	-
Class M	-	944
Fidelity Advisor Freedom 2045 Fund	33	-
Class M	-	646
Fidelity Advisor Freedom 2050 Fund	64	-
Class M	-	218
Fidelity Advisor Freedom 2055 Fund	74	-
Class M	-	196
Fidelity Advisor Freedom 2060 Fund	186	-
Fidelity Advisor Freedom 2065 Fund	6	-

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2023	Year ended March 31, 2023
Fidelity Advisor Freedom Income Fund
Distributions to shareholders
Class A	$542,484	$3,720,523
Class M	186,945	1,508,056
Class C	20,629	264,746
Class I	526,664	3,938,337
Class Z	124,036	468,463
Class Z6	152,385	805,284
Total	$1,553,143	$10,705,409
Fidelity Advisor Freedom 2005 Fund
Distributions to shareholders
Class A	$49,663	$3,018,276
Class M	10,448	1,100,528
Class C	-	39,912
Class I	56,873	2,264,991
Class Z	12,514	371,178
Class Z6	14,910	355,789
Total	$144,408	$7,150,674
Fidelity Advisor Freedom 2010 Fund
Distributions to shareholders
Class A	$198,665	$7,734,986
Class M	56,877	3,375,687
Class C	-	167,197
Class I	199,839	6,038,578
Class Z	24,720	600,016
Class Z6	58,392	1,348,835
Total	$538,493	$19,265,299
Fidelity Advisor Freedom 2015 Fund
Distributions to shareholders
Class A	$298,181	$20,443,822
Class M	41,307	6,754,138
Class C	-	737,600
Class I	282,364	14,131,008
Class Z	51,627	1,884,621
Class Z6	71,857	2,459,293
Total	$745,336	$46,410,482
Fidelity Advisor Freedom 2020 Fund
Distributions to shareholders
Class A	$306,848	$51,386,167
Class M	-	18,338,977
Class C	-	2,371,554
Class I	490,138	41,241,213
Class Z	99,125	5,386,277
Class Z6	168,749	8,943,037
Total	$1,064,860	$127,667,225
Fidelity Advisor Freedom 2025 Fund
Distributions to shareholders
Class A	$319,005	$81,442,030
Class M	-	28,339,745
Class C	-	3,043,781
Class I	724,959	71,617,618
Class Z	150,816	8,833,536
Class Z6	285,054	15,720,226
Total	$1,479,834	$208,996,936
Fidelity Advisor Freedom 2030 Fund
Distributions to shareholders
Class A	$172,628	$90,284,094
Class M	-	33,541,239
Class C	-	3,999,193
Class I	692,933	88,552,608
Class Z	137,555	9,311,102
Class Z6	316,179	18,751,115
Total	$1,319,295	$244,439,351
Fidelity Advisor Freedom 2035 Fund
Distributions to shareholders
Class A	$-	$84,359,188
Class M	-	32,338,714
Class C	-	3,551,224
Class I	-	86,390,472
Class Z	-	9,071,529
Class Z6	-	19,670,162
Total	$-	$235,381,289
Fidelity Advisor Freedom 2040 Fund
Distributions to shareholders
Class A	$-	$83,015,949
Class M	-	32,728,433
Class C	-	3,541,416
Class I	-	84,713,694
Class Z	-	8,359,895
Class Z6	-	19,266,571
Total	$-	$231,625,958
Fidelity Advisor Freedom 2045 Fund
Distributions to shareholders
Class A	$1,487,173	$51,576,090
Class M	630,952	21,275,105
Class C	70,438	2,371,939
Class I	1,697,366	63,783,353
Class Z	221,477	6,694,337
Class Z6	582,034	16,367,319
Total	$4,689,440	$162,068,143
Fidelity Advisor Freedom 2050 Fund
Distributions to shareholders
Class A	$776,216	$42,739,720
Class M	309,712	16,843,086
Class C	44,031	2,429,315
Class I	906,486	55,467,370
Class Z	109,261	4,855,265
Class Z6	312,903	14,073,862
Total	$2,458,609	$136,408,618
Fidelity Advisor Freedom 2055 Fund
Distributions to shareholders
Class A	$1,464,068	$24,810,489
Class M	589,445	9,917,017
Class C	82,749	1,303,849
Class I	1,950,841	36,063,948
Class Z	232,498	3,323,861
Class Z6	774,591	10,308,443
Total	$5,094,192	$85,727,607
Fidelity Advisor Freedom 2060 Fund
Distributions to shareholders
Class A	$1,224,392	$10,233,965
Class M	487,352	4,086,174
Class C	84,706	670,022
Class I	1,604,929	14,629,468
Class Z	227,107	1,539,003
Class Z6	674,237	4,462,726
Total	$4,302,723	$35,621,358
Fidelity Advisor Freedom 2065 Fund
Distributions to shareholders
Class A	$191,905	$1,477,259
Class M	50,161	373,566
Class C	7,498	57,122
Class I	216,591	1,786,675
Class Z	34,571	202,090
Class Z6	103,724	698,796
Total	$604,450	$4,595,508

9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2023	Year ended March 31, 2023	Six months ended September 30, 2023	Year ended March 31, 2023
Fidelity Advisor Freedom Income Fund
Class A
Shares sold	577,785	1,562,636	$5,614,217	$15,389,429
Reinvestment of distributions	54,084	370,100	525,337	3,610,857
Shares redeemed	(840,502)	(2,325,063)	(8,158,584)	(22,914,801)
Net increase (decrease)	(208,633)	(392,327)	$(2,019,030)	$(3,914,515)
Class M
Shares sold	232,350	410,852	$2,253,770	$4,028,805
Reinvestment of distributions	19,262	154,068	186,725	1,499,903
Shares redeemed	(446,244)	(786,568)	(4,327,388)	(7,680,516)
Net increase (decrease)	(194,632)	(221,648)	$(1,886,893)	$(2,151,808)
Class C
Shares sold	34,332	34,358	$331,194	$334,765
Reinvestment of distributions	1,885	24,662	18,126	238,411
Shares redeemed	(64,975)	(190,850)	(626,722)	(1,859,950)
Net increase (decrease)	(28,758)	(131,830)	$(277,402)	$(1,286,774)
Class I
Shares sold	489,180	1,805,467	$4,758,205	$18,077,770
Reinvestment of distributions	53,611	399,580	523,100	3,916,991
Shares redeemed	(1,778,950)	(3,599,171)	(17,269,656)	(35,336,656)
Net increase (decrease)	(1,236,159)	(1,394,124)	$(11,988,351)	$(13,341,895)
Class Z
Shares sold	1,137,778	705,859	$10,988,781	$6,967,102
Reinvestment of distributions	12,064	42,791	117,367	414,942
Shares redeemed	(310,296)	(309,492)	(3,020,151)	(3,065,336)
Net increase (decrease)	839,546	439,158	$8,085,997	$4,316,708
Class Z6
Shares sold	275,878	746,200	$2,685,989	$7,319,757
Reinvestment of distributions	15,551	81,315	151,486	794,846
Shares redeemed	(216,386)	(709,143)	(2,102,734)	(6,922,357)
Net increase (decrease)	75,043	118,372	$734,741	$1,192,246
Fidelity Advisor Freedom 2005 Fund
Class A
Shares sold	240,825	615,902	$2,389,089	$6,244,157
Reinvestment of distributions	4,748	290,217	47,200	2,888,447
Shares redeemed	(790,317)	(2,322,790)	(7,840,386)	(23,610,077)
Net increase (decrease)	(544,744)	(1,416,671)	$(5,404,097)	$(14,477,473)
Class M
Shares sold	304,832	267,481	$3,013,877	$2,710,708
Reinvestment of distributions	1,051	110,857	10,429	1,098,657
Shares redeemed	(316,708)	(424,530)	(3,137,617)	(4,210,483)
Net increase (decrease)	(10,825)	(46,192)	$(113,311)	$(401,118)
Class C
Shares sold	2,223	4,363	$22,098	$44,078
Reinvestment of distributions	-	3,980	-	39,912
Shares redeemed	(3,305)	(37,950)	(33,106)	(382,365)
Net increase (decrease)	(1,082)	(29,607)	$(11,008)	$(298,375)
Class I
Shares sold	206,367	651,697	$2,066,727	$6,625,022
Reinvestment of distributions	5,668	225,915	56,798	2,262,610
Shares redeemed	(1,212,465)	(1,952,266)	(12,066,856)	(19,774,225)
Net increase (decrease)	(1,000,430)	(1,074,654)	$(9,943,331)	$(10,886,593)
Class Z
Shares sold	902,021	348,106	$8,894,843	$3,579,192
Reinvestment of distributions	1,250	37,475	12,421	371,178
Shares redeemed	(201,003)	(313,567)	(1,991,870)	(3,141,129)
Net increase (decrease)	702,268	72,014	$6,915,394	$809,241
Class Z6
Shares sold	489,250	355,511	$4,857,026	$3,582,780
Reinvestment of distributions	1,490	35,766	14,841	354,105
Shares redeemed	(457,995)	(265,932)	(4,546,072)	(2,666,596)
Net increase (decrease)	32,745	125,345	$325,795	$1,270,289
Fidelity Advisor Freedom 2010 Fund
Class A
Shares sold	300,474	830,931	$3,052,086	$8,507,621
Reinvestment of distributions	19,205	746,783	194,739	7,575,143
Shares redeemed	(1,002,970)	(2,970,111)	(10,177,449)	(30,317,566)
Net increase (decrease)	(683,291)	(1,392,397)	$(6,930,624)	$(14,234,802)
Class M
Shares sold	237,196	382,378	$2,391,981	$3,892,859
Reinvestment of distributions	5,635	334,286	56,804	3,371,723
Shares redeemed	(277,426)	(1,267,913)	(2,798,675)	(12,870,543)
Net increase (decrease)	(34,595)	(551,249)	$(349,890)	$(5,605,961)
Class C
Shares sold	1,937	28,189	$19,495	$284,436
Reinvestment of distributions	-	16,502	-	166,797
Shares redeemed	(54,397)	(208,602)	(546,827)	(2,158,254)
Net increase (decrease)	(52,460)	(163,911)	$(527,332)	$(1,707,021)
Class I
Shares sold	316,898	1,031,127	$3,230,378	$10,671,641
Reinvestment of distributions	19,518	590,056	198,690	6,002,755
Shares redeemed	(2,520,779)	(2,637,063)	(25,594,062)	(27,227,270)
Net increase (decrease)	(2,184,363)	(1,015,880)	$(22,164,994)	$(10,552,874)
Class Z
Shares sold	1,925,902	387,674	$19,357,579	$4,026,773
Reinvestment of distributions	2,446	59,601	24,703	599,206
Shares redeemed	(314,717)	(254,907)	(3,179,244)	(2,592,293)
Net increase (decrease)	1,613,631	192,368	$16,203,038	$2,033,686
Class Z6
Shares sold	231,619	633,145	$2,353,456	$6,460,718
Reinvestment of distributions	5,557	128,910	56,297	1,299,926
Shares redeemed	(370,253)	(440,247)	(3,743,826)	(4,502,326)
Net increase (decrease)	(133,077)	321,808	$(1,334,073)	$3,258,318
Fidelity Advisor Freedom 2015 Fund
Class A
Shares sold	544,351	1,984,439	$5,428,374	$19,699,542
Reinvestment of distributions	29,648	2,037,550	294,402	20,212,520
Shares redeemed	(3,730,881)	(6,347,429)	(37,218,381)	(63,012,779)
Net increase (decrease)	(3,156,882)	(2,325,440)	$(31,495,605)	$(23,100,717)
Class M
Shares sold	220,783	750,796	$2,188,718	$7,465,655
Reinvestment of distributions	4,164	680,761	41,186	6,734,031
Shares redeemed	(839,302)	(2,525,367)	(8,341,710)	(25,057,841)
Net increase (decrease)	(614,355)	(1,093,810)	$(6,111,806)	$(10,858,155)
Class C
Shares sold	27,058	51,267	$265,728	$506,278
Reinvestment of distributions	-	74,919	-	737,407
Shares redeemed	(136,481)	(274,011)	(1,342,054)	(2,705,801)
Net increase (decrease)	(109,423)	(147,825)	$(1,076,326)	$(1,462,116)
Class I
Shares sold	814,292	1,845,675	$8,236,382	$18,599,308
Reinvestment of distributions	27,860	1,397,675	279,717	14,013,918
Shares redeemed	(5,705,329)	(6,814,840)	(57,357,263)	(68,686,225)
Net increase (decrease)	(4,863,177)	(3,571,490)	$(48,841,164)	$(36,072,999)
Class Z
Shares sold	4,325,903	1,247,788	$42,979,501	$12,665,750
Reinvestment of distributions	5,170	188,737	51,388	1,867,040
Shares redeemed	(1,047,925)	(978,476)	(10,472,487)	(9,650,512)
Net increase (decrease)	3,283,148	458,049	$32,558,402	$4,882,278
Class Z6
Shares sold	1,164,346	1,454,886	$11,685,481	$14,571,174
Reinvestment of distributions	7,124	244,711	71,095	2,428,272
Shares redeemed	(573,851)	(1,424,880)	(5,742,975)	(14,278,447)
Net increase (decrease)	597,619	274,717	$6,013,601	$2,720,999
Fidelity Advisor Freedom 2020 Fund
Class A
Shares sold	2,806,709	6,188,783	$31,197,694	$68,516,989
Reinvestment of distributions	27,340	4,592,763	301,291	50,475,284
Shares redeemed	(6,385,606)	(16,330,476)	(70,877,439)	(180,408,667)
Net increase (decrease)	(3,551,557)	(5,548,930)	$(39,378,454)	$(61,416,394)
Class M
Shares sold	715,223	1,988,423	$7,918,789	$21,937,509
Reinvestment of distributions	-	1,663,690	-	18,272,969
Shares redeemed	(2,506,947)	(5,077,497)	(27,788,948)	(55,635,308)
Net increase (decrease)	(1,791,724)	(1,425,384)	$(19,870,159)	$(15,424,830)
Class C
Shares sold	140,481	196,591	$1,536,683	$2,149,725
Reinvestment of distributions	-	212,210	-	2,306,246
Shares redeemed	(371,596)	(839,192)	(4,058,411)	(9,089,802)
Net increase (decrease)	(231,115)	(430,391)	$(2,521,728)	$(4,633,831)
Class I
Shares sold	2,341,750	5,550,457	$26,350,301	$62,228,180
Reinvestment of distributions	43,710	3,687,082	487,365	41,003,855
Shares redeemed	(15,184,808)	(18,378,940)	(169,941,208)	(206,169,689)
Net increase (decrease)	(12,799,348)	(9,141,401)	$(143,103,542)	$(102,937,654)
Class Z
Shares sold	10,305,748	3,759,255	$113,889,539	$42,213,945
Reinvestment of distributions	8,962	490,894	98,853	5,368,006
Shares redeemed	(2,988,258)	(2,110,026)	(33,371,429)	(23,393,369)
Net increase (decrease)	7,326,452	2,140,123	$80,616,963	$24,188,582
Class Z6
Shares sold	2,439,517	3,736,993	$27,286,673	$41,110,651
Reinvestment of distributions	15,195	809,096	168,207	8,897,027
Shares redeemed	(1,540,865)	(3,808,639)	(17,154,208)	(41,794,780)
Net increase (decrease)	913,847	737,450	$10,300,672	$8,212,898
Fidelity Advisor Freedom 2025 Fund
Class A
Shares sold	5,371,408	12,350,129	$62,607,803	$142,263,167
Reinvestment of distributions	27,442	7,032,859	316,133	80,503,267
Shares redeemed	(10,486,280)	(25,334,166)	(122,314,991)	(291,040,709)
Net increase (decrease)	(5,087,430)	(5,951,178)	$(59,391,055)	$(68,274,275)
Class M
Shares sold	1,672,729	4,089,790	$19,472,621	$47,636,567
Reinvestment of distributions	-	2,467,563	-	28,306,481
Shares redeemed	(4,032,292)	(6,999,189)	(46,995,225)	(80,119,078)
Net increase (decrease)	(2,359,563)	(441,836)	$(27,522,604)	$(4,176,030)
Class C
Shares sold	168,868	470,753	$1,910,964	$5,310,881
Reinvestment of distributions	-	264,627	-	2,965,439
Shares redeemed	(424,549)	(1,070,056)	(4,805,372)	(11,975,290)
Net increase (decrease)	(255,681)	(334,676)	$(2,894,408)	$(3,698,970)
Class I
Shares sold	5,181,473	11,542,433	$61,096,262	$135,001,123
Reinvestment of distributions	61,897	6,158,260	722,335	71,376,837
Shares redeemed	(25,375,902)	(26,480,997)	(298,495,584)	(308,366,964)
Net increase (decrease)	(20,132,532)	(8,780,304)	$(236,676,987)	$(101,989,004)
Class Z
Shares sold	17,955,439	5,922,778	$208,331,247	$69,776,313
Reinvestment of distributions	13,074	774,401	150,746	8,829,310
Shares redeemed	(4,372,809)	(2,713,386)	(51,276,621)	(31,548,555)
Net increase (decrease)	13,595,704	3,983,793	$157,205,372	$47,057,068
Class Z6
Shares sold	4,619,186	6,490,207	$54,344,221	$75,459,582
Reinvestment of distributions	24,195	1,346,671	280,661	15,461,515
Shares redeemed	(2,935,704)	(5,574,530)	(34,377,315)	(63,920,925)
Net increase (decrease)	1,707,677	2,262,348	$20,247,567	$27,000,172
Fidelity Advisor Freedom 2030 Fund
Class A
Shares sold	6,098,182	14,408,265	$78,161,017	$181,063,667
Reinvestment of distributions	13,491	7,132,917	170,522	89,152,763
Shares redeemed	(9,348,967)	(20,194,727)	(119,881,305)	(253,291,255)
Net increase (decrease)	(3,237,294)	1,346,455	$(41,549,766)	$16,925,175
Class M
Shares sold	2,354,384	4,550,862	$29,872,254	$56,830,664
Reinvestment of distributions	-	2,699,495	-	33,480,185
Shares redeemed	(3,557,832)	(7,114,204)	(45,170,500)	(88,137,811)
Net increase (decrease)	(1,203,448)	136,153	$(15,298,246)	$2,173,038
Class C
Shares sold	252,855	627,264	$3,131,003	$7,665,718
Reinvestment of distributions	-	326,533	-	3,967,724
Shares redeemed	(399,369)	(1,088,880)	(4,952,554)	(13,220,752)
Net increase (decrease)	(146,514)	(135,083)	$(1,821,551)	$(1,587,310)
Class I
Shares sold	7,009,922	14,183,917	$90,777,705	$179,490,310
Reinvestment of distributions	54,135	7,003,619	690,220	88,246,497
Shares redeemed	(26,957,431)	(27,153,501)	(347,882,305)	(343,827,350)
Net increase (decrease)	(19,893,374)	(5,965,965)	$(256,414,380)	$(76,090,543)
Class Z
Shares sold	20,494,688	6,430,715	$261,211,649	$81,809,816
Reinvestment of distributions	10,886	749,232	137,275	9,284,474
Shares redeemed	(4,105,435)	(2,298,585)	(52,873,380)	(29,255,936)
Net increase (decrease)	16,400,139	4,881,362	$208,475,544	$61,838,354
Class Z6
Shares sold	5,216,132	8,346,322	$67,365,705	$105,363,697
Reinvestment of distributions	24,755	1,492,302	313,891	18,621,557
Shares redeemed	(2,691,843)	(5,476,626)	(34,662,840)	(68,264,357)
Net increase (decrease)	2,549,044	4,361,998	$33,016,756	$55,720,897
Fidelity Advisor Freedom 2035 Fund
Class A
Shares sold	5,991,999	12,981,674	$77,205,799	$162,518,951
Reinvestment of distributions	-	6,738,111	-	83,581,413
Shares redeemed	(8,584,839)	(17,791,930)	(110,850,547)	(222,138,332)
Net increase (decrease)	(2,592,840)	1,927,855	$(33,644,748)	$23,962,032
Class M
Shares sold	2,105,692	4,490,330	$26,681,092	$55,152,319
Reinvestment of distributions	-	2,648,850	-	32,319,464
Shares redeemed	(3,160,155)	(5,063,084)	(40,050,005)	(61,961,672)
Net increase (decrease)	(1,054,463)	2,076,096	$(13,368,913)	$25,510,111
Class C
Shares sold	261,501	593,691	$3,200,360	$7,018,983
Reinvestment of distributions	-	297,650	-	3,524,185
Shares redeemed	(348,842)	(795,760)	(4,282,144)	(9,516,378)
Net increase (decrease)	(87,341)	95,581	$(1,081,784)	$1,026,790
Class I
Shares sold	5,826,555	13,500,552	$76,076,696	$170,801,223
Reinvestment of distributions	-	6,860,802	-	86,047,899
Shares redeemed	(24,390,621)	(23,439,886)	(318,544,032)	(295,893,735)
Net increase (decrease)	(18,564,066)	(3,078,532)	$(242,467,336)	$(39,044,613)
Class Z
Shares sold	18,515,289	4,998,981	$238,921,481	$63,330,911
Reinvestment of distributions	-	733,681	-	9,071,241
Shares redeemed	(3,122,303)	(2,042,675)	(40,711,110)	(26,132,944)
Net increase (decrease)	15,392,986	3,689,987	$198,210,371	$46,269,208
Class Z6
Shares sold	5,045,412	7,720,208	$65,909,453	$97,055,270
Reinvestment of distributions	-	1,563,403	-	19,501,068
Shares redeemed	(2,110,871)	(4,893,963)	(27,519,223)	(60,874,804)
Net increase (decrease)	2,934,541	4,389,648	$38,390,230	$55,681,534
Fidelity Advisor Freedom 2040 Fund
Class A
Shares sold	5,168,428	10,804,443	$72,767,039	$145,953,115
Reinvestment of distributions	-	6,130,299	-	82,047,000
Shares redeemed	(6,569,577)	(13,792,894)	(92,629,298)	(185,438,465)
Net increase (decrease)	(1,401,149)	3,141,848	$(19,862,259)	$42,561,650
Class M
Shares sold	1,686,252	3,746,505	$23,487,908	$50,196,620
Reinvestment of distributions	-	2,464,507	-	32,679,560
Shares redeemed	(2,550,267)	(4,765,304)	(35,631,465)	(63,792,170)
Net increase (decrease)	(864,015)	1,445,708	$(12,143,557)	$19,084,010
Class C
Shares sold	217,934	413,338	$2,925,454	$5,324,076
Reinvestment of distributions	-	275,163	-	3,529,731
Shares redeemed	(295,966)	(595,815)	(3,966,506)	(7,685,846)
Net increase (decrease)	(78,032)	92,686	$(1,041,052)	$1,167,961
Class I
Shares sold	5,769,534	12,007,112	$82,254,543	$164,293,349
Reinvestment of distributions	-	6,246,555	-	84,468,789
Shares redeemed	(18,189,035)	(21,022,211)	(259,898,629)	(286,313,771)
Net increase (decrease)	(12,419,501)	(2,768,544)	$(177,644,086)	$(37,551,633)
Class Z
Shares sold	13,879,260	4,364,792	$195,854,031	$59,969,594
Reinvestment of distributions	-	626,930	-	8,358,110
Shares redeemed	(2,607,384)	(1,925,348)	(37,171,282)	(26,363,395)
Net increase (decrease)	11,271,876	3,066,374	$158,682,749	$41,964,309
Class Z6
Shares sold	4,075,076	6,935,717	$58,146,164	$94,146,397
Reinvestment of distributions	-	1,428,724	-	19,209,070
Shares redeemed	(1,797,760)	(4,062,555)	(25,585,409)	(54,672,927)
Net increase (decrease)	2,277,316	4,301,886	$32,560,755	$58,682,540
Fidelity Advisor Freedom 2045 Fund
Class A
Shares sold	5,092,578	11,155,970	$56,524,687	$118,567,515
Reinvestment of distributions	137,219	4,865,350	1,483,341	51,334,761
Shares redeemed	(5,780,733)	(13,835,348)	(64,325,593)	(147,715,001)
Net increase (decrease)	(550,936)	2,185,972	$(6,317,565)	$22,187,275
Class M
Shares sold	1,821,727	3,898,187	$19,933,490	$40,931,713
Reinvestment of distributions	59,276	2,043,899	630,693	21,268,985
Shares redeemed	(2,263,710)	(4,515,109)	(24,866,779)	(47,251,282)
Net increase (decrease)	(382,707)	1,426,977	$(4,302,596)	$14,949,416
Class C
Shares sold	186,438	395,979	$1,983,019	$4,045,834
Reinvestment of distributions	6,748	232,149	69,907	2,359,375
Shares redeemed	(225,845)	(601,355)	(2,402,146)	(6,100,263)
Net increase (decrease)	(32,659)	26,773	$(349,220)	$304,946
Class I
Shares sold	5,750,771	14,073,111	$64,687,630	$151,762,596
Reinvestment of distributions	154,460	5,955,078	1,689,795	63,521,981
Shares redeemed	(18,392,988)	(20,898,049)	(207,262,612)	(224,625,261)
Net increase (decrease)	(12,487,757)	(869,860)	$(140,885,187)	$(9,340,684)
Class Z
Shares sold	14,722,920	4,182,350	$162,993,947	$45,336,944
Reinvestment of distributions	20,603	639,693	221,477	6,694,337
Shares redeemed	(2,694,774)	(2,149,894)	(30,027,325)	(23,532,836)
Net increase (decrease)	12,048,749	2,672,149	$133,188,099	$28,498,445
Class Z6
Shares sold	4,487,394	9,124,853	$50,596,901	$98,048,602
Reinvestment of distributions	53,056	1,534,234	579,897	16,306,420
Shares redeemed	(2,166,013)	(4,705,848)	(24,384,831)	(49,992,543)
Net increase (decrease)	2,374,437	5,953,239	$26,791,967	$64,362,479
Fidelity Advisor Freedom 2050 Fund
Class A
Shares sold	4,775,811	10,863,499	$53,344,116	$115,718,545
Reinvestment of distributions	71,240	4,017,116	772,952	42,496,422
Shares redeemed	(5,123,573)	(11,087,698)	(57,271,394)	(118,101,775)
Net increase (decrease)	(276,522)	3,792,917	$(3,154,326)	$40,113,192
Class M
Shares sold	1,569,266	3,774,064	$17,293,803	$39,848,145
Reinvestment of distributions	28,858	1,607,443	309,650	16,839,531
Shares redeemed	(1,966,457)	(3,921,402)	(21,765,798)	(41,168,225)
Net increase (decrease)	(368,333)	1,460,105	$(4,162,345)	$15,519,451
Class C
Shares sold	190,128	385,071	$2,039,669	$3,962,819
Reinvestment of distributions	4,200	235,845	43,927	2,415,830
Shares redeemed	(210,499)	(565,254)	(2,269,466)	(5,809,974)
Net increase (decrease)	(16,171)	55,662	$(185,870)	$568,675
Class I
Shares sold	5,944,613	13,457,750	$67,140,643	$145,561,736
Reinvestment of distributions	82,292	5,174,845	903,571	55,311,411
Shares redeemed	(15,656,901)	(19,101,063)	(177,109,728)	(205,904,935)
Net increase (decrease)	(9,629,996)	(468,468)	$(109,065,514)	$(5,031,788)
Class Z
Shares sold	12,079,704	3,618,845	$135,180,722	$39,357,288
Reinvestment of distributions	10,051	459,696	109,258	4,854,892
Shares redeemed	(2,464,864)	(1,719,526)	(27,783,283)	(18,831,169)
Net increase (decrease)	9,624,891	2,359,015	$107,506,697	$25,381,011
Class Z6
Shares sold	4,448,222	8,153,127	$50,170,660	$87,481,064
Reinvestment of distributions	28,461	1,319,144	311,644	14,031,429
Shares redeemed	(1,825,238)	(3,698,536)	(20,600,923)	(39,232,256)
Net increase (decrease)	2,651,445	5,773,735	$29,881,381	$62,280,237
Fidelity Advisor Freedom 2055 Fund
Class A
Shares sold	3,538,744	7,128,392	$44,216,448	$85,417,897
Reinvestment of distributions	120,029	2,067,627	1,458,350	24,595,889
Shares redeemed	(2,921,856)	(6,687,326)	(36,582,410)	(79,931,546)
Net increase (decrease)	736,917	2,508,693	$9,092,388	$30,082,240
Class M
Shares sold	1,155,206	2,557,287	$14,278,119	$30,373,061
Reinvestment of distributions	49,055	841,114	589,147	9,910,438
Shares redeemed	(1,175,027)	(2,270,596)	(14,545,406)	(26,874,604)
Net increase (decrease)	29,234	1,127,805	$321,860	$13,408,895
Class C
Shares sold	124,036	263,724	$1,507,898	$3,054,989
Reinvestment of distributions	6,983	111,976	82,538	1,301,920
Shares redeemed	(97,553)	(204,790)	(1,185,399)	(2,399,456)
Net increase (decrease)	33,466	170,910	$405,037	$1,957,453
Class I
Shares sold	4,533,466	10,132,396	$57,198,672	$122,411,373
Reinvestment of distributions	158,522	2,999,487	1,941,899	35,916,691
Shares redeemed	(9,396,050)	(12,184,643)	(118,660,238)	(147,569,979)
Net increase (decrease)	(4,704,062)	947,240	$(59,519,667)	$10,758,085
Class Z
Shares sold	7,290,829	2,310,319	$90,937,911	$28,268,488
Reinvestment of distributions	19,195	281,125	232,453	3,323,152
Shares redeemed	(1,244,715)	(1,249,240)	(15,701,323)	(15,122,223)
Net increase (decrease)	6,065,309	1,342,204	$75,469,041	$16,469,417
Class Z6
Shares sold	3,342,153	6,028,360	$42,061,453	$72,564,886
Reinvestment of distributions	63,258	863,286	773,014	10,287,229
Shares redeemed	(1,228,019)	(2,286,914)	(15,496,697)	(27,146,998)
Net increase (decrease)	2,177,392	4,604,732	$27,337,770	$55,705,117
Fidelity Advisor Freedom 2060 Fund
Class A
Shares sold	2,246,278	4,949,097	$25,702,443	$54,359,698
Reinvestment of distributions	109,895	933,889	1,219,829	10,183,693
Shares redeemed	(1,610,588)	(3,494,914)	(18,350,168)	(38,333,247)
Net increase (decrease)	745,585	2,388,072	$8,572,104	$26,210,144
Class M
Shares sold	907,799	1,842,001	$10,302,438	$20,133,668
Reinvestment of distributions	44,132	376,268	486,778	4,086,174
Shares redeemed	(727,990)	(1,191,740)	(8,269,175)	(12,997,437)
Net increase (decrease)	223,941	1,026,529	$2,520,041	$11,222,405
Class C
Shares sold	122,675	207,371	$1,375,740	$2,267,597
Reinvestment of distributions	7,681	61,655	84,034	665,788
Shares redeemed	(62,002)	(109,740)	(699,341)	(1,207,077)
Net increase (decrease)	68,354	159,286	$760,433	$1,726,308
Class I
Shares sold	3,116,181	6,955,016	$35,891,761	$77,052,218
Reinvestment of distributions	143,404	1,331,946	1,603,255	14,616,984
Shares redeemed	(5,452,019)	(6,494,834)	(62,839,142)	(72,216,310)
Net increase (decrease)	(2,192,434)	1,792,128	$(25,344,126)	$19,452,892
Class Z
Shares sold	4,523,345	1,539,192	$51,647,176	$17,174,031
Reinvestment of distributions	20,493	141,823	227,066	1,538,783
Shares redeemed	(794,222)	(629,465)	(9,182,637)	(6,921,876)
Net increase (decrease)	3,749,616	1,051,550	$42,691,605	$11,790,938
Class Z6
Shares sold	2,323,164	3,787,516	$26,726,064	$41,778,882
Reinvestment of distributions	60,192	407,666	672,342	4,453,691
Shares redeemed	(659,415)	(1,384,274)	(7,601,624)	(15,015,948)
Net increase (decrease)	1,723,941	2,810,908	$19,796,782	$31,216,625
Fidelity Advisor Freedom 2065 Fund
Class A
Shares sold	980,333	1,705,015	$10,566,925	$17,607,271
Reinvestment of distributions	18,324	144,524	191,857	1,477,079
Shares redeemed	(446,345)	(724,997)	(4,809,856)	(7,496,917)
Net increase (decrease)	552,312	1,124,542	$5,948,926	$11,587,433
Class M
Shares sold	297,108	549,131	$3,191,839	$5,628,235
Reinvestment of distributions	4,809	36,634	50,161	373,566
Shares redeemed	(151,060)	(226,143)	(1,611,864)	(2,317,388)
Net increase (decrease)	150,857	359,622	$1,630,136	$3,684,413
Class C
Shares sold	38,556	56,077	$412,683	$576,145
Reinvestment of distributions	722	5,604	7,498	57,122
Shares redeemed	(11,598)	(18,768)	(122,971)	(187,343)
Net increase (decrease)	27,680	42,913	$297,210	$445,924
Class I
Shares sold	1,235,020	2,437,717	$13,397,279	$25,272,051
Reinvestment of distributions	20,608	174,265	216,591	1,786,675
Shares redeemed	(1,358,643)	(1,373,907)	(14,713,511)	(14,327,834)
Net increase (decrease)	(103,015)	1,238,075	$(1,099,641)	$12,730,892
Class Z
Shares sold	1,212,774	415,982	$13,162,563	$4,343,554
Reinvestment of distributions	3,276	19,718	34,525	201,872
Shares redeemed	(233,667)	(125,007)	(2,577,952)	(1,306,847)
Net increase (decrease)	982,383	310,693	$10,619,136	$3,238,579
Class Z6
Shares sold	855,722	1,137,952	$9,334,699	$11,869,453
Reinvestment of distributions	9,816	68,028	103,661	698,576
Shares redeemed	(136,983)	(415,143)	(1,498,230)	(4,212,092)
Net increase (decrease)	728,555	790,837	$7,940,130	$8,355,937

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund	Fidelity Advisor Freedom 2045 Fund	Fidelity Advisor Freedom 2050 Fund
Fidelity Advisor Series Equity Growth Fund	12%	14%	16%	12%	10%
Fidelity Advisor Series Growth Opportunities Fund	12%	14%	16%	12%	10%
Fidelity Advisor Series Small Cap Fund	12%	14%	16%	12%	10%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Advisor Series Equity Growth Fund	90%
Fidelity Advisor Series Growth Opportunities Fund	90%
Fidelity Advisor Series Small Cap Fund	90%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 to September 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period- C April 1, 2023 to September 30, 2023
Fidelity Advisor Freedom® Income Fund
Class A	.72%
Actual		$ 1,000	$ 979.60	$ 3.56
Hypothetical-B		$ 1,000	$ 1,021.40	$ 3.64
Class M	.97%
Actual		$ 1,000	$ 978.40	$ 4.80
Hypothetical-B		$ 1,000	$ 1,020.15	$ 4.90
Class C	1.47%
Actual		$ 1,000	$ 976.70	$ 7.26
Hypothetical-B		$ 1,000	$ 1,017.65	$ 7.41
Class I	.47%
Actual		$ 1,000	$ 979.80	$ 2.33
Hypothetical-B		$ 1,000	$ 1,022.65	$ 2.38
Class Z	.42%
Actual		$ 1,000	$ 981.20	$ 2.08
Hypothetical-B		$ 1,000	$ 1,022.90	$ 2.12
Class Z6	.24%
Actual		$ 1,000	$ 981.90	$ 1.19
Hypothetical-B		$ 1,000	$ 1,023.80	$ 1.21
Fidelity Advisor Freedom® 2005 Fund
Class A	.72%
Actual		$ 1,000	$ 980.00	$ 3.56
Hypothetical-B		$ 1,000	$ 1,021.40	$ 3.64
Class M	.97%
Actual		$ 1,000	$ 978.40	$ 4.80
Hypothetical-B		$ 1,000	$ 1,020.15	$ 4.90
Class C	1.47%
Actual		$ 1,000	$ 975.90	$ 7.26
Hypothetical-B		$ 1,000	$ 1,017.65	$ 7.41
Class I	.47%
Actual		$ 1,000	$ 980.90	$ 2.33
Hypothetical-B		$ 1,000	$ 1,022.65	$ 2.38
Class Z	.42%
Actual		$ 1,000	$ 980.90	$ 2.08
Hypothetical-B		$ 1,000	$ 1,022.90	$ 2.12
Class Z6	.24%
Actual		$ 1,000	$ 982.20	$ 1.19
Hypothetical-B		$ 1,000	$ 1,023.80	$ 1.21
Fidelity Advisor Freedom® 2010 Fund
Class A	.73%
Actual		$ 1,000	$ 981.10	$ 3.62
Hypothetical-B		$ 1,000	$ 1,021.35	$ 3.69
Class M	.98%
Actual		$ 1,000	$ 979.30	$ 4.85
Hypothetical-B		$ 1,000	$ 1,020.10	$ 4.95
Class C	1.48%
Actual		$ 1,000	$ 977.10	$ 7.32
Hypothetical-B		$ 1,000	$ 1,017.60	$ 7.47
Class I	.48%
Actual		$ 1,000	$ 981.80	$ 2.38
Hypothetical-B		$ 1,000	$ 1,022.60	$ 2.43
Class Z	.43%
Actual		$ 1,000	$ 982.80	$ 2.13
Hypothetical-B		$ 1,000	$ 1,022.85	$ 2.17
Class Z6	.25%
Actual		$ 1,000	$ 983.00	$ 1.24
Hypothetical-B		$ 1,000	$ 1,023.75	$ 1.26
Fidelity Advisor Freedom® 2015 Fund
Class A	.78%
Actual		$ 1,000	$ 982.00	$ 3.86
Hypothetical-B		$ 1,000	$ 1,021.10	$ 3.94
Class M	1.03%
Actual		$ 1,000	$ 980.30	$ 5.10
Hypothetical-B		$ 1,000	$ 1,019.85	$ 5.20
Class C	1.53%
Actual		$ 1,000	$ 978.60	$ 7.57
Hypothetical-B		$ 1,000	$ 1,017.35	$ 7.72
Class I	.53%
Actual		$ 1,000	$ 982.80	$ 2.63
Hypothetical-B		$ 1,000	$ 1,022.35	$ 2.68
Class Z	.46%
Actual		$ 1,000	$ 982.90	$ 2.28
Hypothetical-B		$ 1,000	$ 1,022.70	$ 2.33
Class Z6	.27%
Actual		$ 1,000	$ 984.10	$ 1.34
Hypothetical-B		$ 1,000	$ 1,023.65	$ 1.37
Fidelity Advisor Freedom® 2020 Fund
Class A	.82%
Actual		$ 1,000	$ 982.40	$ 4.06
Hypothetical-B		$ 1,000	$ 1,020.90	$ 4.14
Class M	1.07%
Actual		$ 1,000	$ 980.90	$ 5.30
Hypothetical-B		$ 1,000	$ 1,019.65	$ 5.40
Class C	1.57%
Actual		$ 1,000	$ 978.80	$ 7.77
Hypothetical-B		$ 1,000	$ 1,017.15	$ 7.92
Class I	.57%
Actual		$ 1,000	$ 983.20	$ 2.83
Hypothetical-B		$ 1,000	$ 1,022.15	$ 2.88
Class Z	.50%
Actual		$ 1,000	$ 984.10	$ 2.48
Hypothetical-B		$ 1,000	$ 1,022.50	$ 2.53
Class Z6	.30%
Actual		$ 1,000	$ 984.40	$ 1.49
Hypothetical-B		$ 1,000	$ 1,023.50	$ 1.52
Fidelity Advisor Freedom® 2025 Fund
Class A	.86%
Actual		$ 1,000	$ 984.70	$ 4.27
Hypothetical-B		$ 1,000	$ 1,020.70	$ 4.34
Class M	1.11%
Actual		$ 1,000	$ 982.70	$ 5.50
Hypothetical-B		$ 1,000	$ 1,019.45	$ 5.60
Class C	1.61%
Actual		$ 1,000	$ 980.40	$ 7.97
Hypothetical-B		$ 1,000	$ 1,016.95	$ 8.12
Class I	.61%
Actual		$ 1,000	$ 985.50	$ 3.03
Hypothetical-B		$ 1,000	$ 1,021.95	$ 3.08
Class Z	.53%
Actual		$ 1,000	$ 985.60	$ 2.63
Hypothetical-B		$ 1,000	$ 1,022.35	$ 2.68
Class Z6	.34%
Actual		$ 1,000	$ 986.80	$ 1.69
Hypothetical-B		$ 1,000	$ 1,023.30	$ 1.72
Fidelity Advisor Freedom® 2030 Fund
Class A	.90%
Actual		$ 1,000	$ 989.10	$ 4.48
Hypothetical-B		$ 1,000	$ 1,020.50	$ 4.55
Class M	1.15%
Actual		$ 1,000	$ 988.80	$ 5.72
Hypothetical-B		$ 1,000	$ 1,019.25	$ 5.81
Class C	1.65%
Actual		$ 1,000	$ 985.30	$ 8.19
Hypothetical-B		$ 1,000	$ 1,016.75	$ 8.32
Class I	.65%
Actual		$ 1,000	$ 990.50	$ 3.23
Hypothetical-B		$ 1,000	$ 1,021.75	$ 3.29
Class Z	.57%
Actual		$ 1,000	$ 991.40	$ 2.84
Hypothetical-B		$ 1,000	$ 1,022.15	$ 2.88
Class Z6	.37%
Actual		$ 1,000	$ 991.80	$ 1.84
Hypothetical-B		$ 1,000	$ 1,023.15	$ 1.87
Fidelity Advisor Freedom® 2035 Fund
Class A	.95%
Actual		$ 1,000	$ 999.20	$ 4.75
Hypothetical-B		$ 1,000	$ 1,020.25	$ 4.80
Class M	1.20%
Actual		$ 1,000	$ 997.60	$ 5.99
Hypothetical-B		$ 1,000	$ 1,019.00	$ 6.06
Class C	1.70%
Actual		$ 1,000	$ 995.00	$ 8.48
Hypothetical-B		$ 1,000	$ 1,016.50	$ 8.57
Class I	.70%
Actual		$ 1,000	$ 1,000.00	$ 3.50
Hypothetical-B		$ 1,000	$ 1,021.50	$ 3.54
Class Z	.60%
Actual		$ 1,000	$ 1,000.80	$ 3.00
Hypothetical-B		$ 1,000	$ 1,022.00	$ 3.03
Class Z6	.41%
Actual		$ 1,000	$ 1,001.60	$ 2.05
Hypothetical-B		$ 1,000	$ 1,022.95	$ 2.07
Fidelity Advisor Freedom® 2040 Fund
Class A	.99%
Actual		$ 1,000	$ 1,005.80	$ 4.96
Hypothetical-B		$ 1,000	$ 1,020.05	$ 5.00
Class M	1.24%
Actual		$ 1,000	$ 1,004.40	$ 6.21
Hypothetical-B		$ 1,000	$ 1,018.80	$ 6.26
Class C	1.74%
Actual		$ 1,000	$ 1,002.30	$ 8.71
Hypothetical-B		$ 1,000	$ 1,016.30	$ 8.77
Class I	.74%
Actual		$ 1,000	$ 1,007.90	$ 3.71
Hypothetical-B		$ 1,000	$ 1,021.30	$ 3.74
Class Z	.64%
Actual		$ 1,000	$ 1,008.80	$ 3.21
Hypothetical-B		$ 1,000	$ 1,021.80	$ 3.23
Class Z6	.44%
Actual		$ 1,000	$ 1,009.40	$ 2.21
Hypothetical-B		$ 1,000	$ 1,022.80	$ 2.23
Fidelity Advisor Freedom® 2045 Fund
Class A	1.00%
Actual		$ 1,000	$ 1,008.30	$ 5.02
Hypothetical-B		$ 1,000	$ 1,020.00	$ 5.05
Class M	1.25%
Actual		$ 1,000	$ 1,007.50	$ 6.27
Hypothetical-B		$ 1,000	$ 1,018.75	$ 6.31
Class C	1.75%
Actual		$ 1,000	$ 1,004.80	$ 8.77
Hypothetical-B		$ 1,000	$ 1,016.25	$ 8.82
Class I	.75%
Actual		$ 1,000	$ 1,010.10	$ 3.77
Hypothetical-B		$ 1,000	$ 1,021.25	$ 3.79
Class Z	.65%
Actual		$ 1,000	$ 1,010.20	$ 3.27
Hypothetical-B		$ 1,000	$ 1,021.75	$ 3.29
Class Z6	.45%
Actual		$ 1,000	$ 1,011.00	$ 2.26
Hypothetical-B		$ 1,000	$ 1,022.75	$ 2.28
Fidelity Advisor Freedom® 2050 Fund
Class A	1.00%
Actual		$ 1,000	$ 1,008.10	$ 5.02
Hypothetical-B		$ 1,000	$ 1,020.00	$ 5.05
Class M	1.25%
Actual		$ 1,000	$ 1,007.30	$ 6.27
Hypothetical-B		$ 1,000	$ 1,018.75	$ 6.31
Class C	1.75%
Actual		$ 1,000	$ 1,004.60	$ 8.77
Hypothetical-B		$ 1,000	$ 1,016.25	$ 8.82
Class I	.75%
Actual		$ 1,000	$ 1,009.80	$ 3.77
Hypothetical-B		$ 1,000	$ 1,021.25	$ 3.79
Class Z	.65%
Actual		$ 1,000	$ 1,009.90	$ 3.27
Hypothetical-B		$ 1,000	$ 1,021.75	$ 3.29
Class Z6	.45%
Actual		$ 1,000	$ 1,010.80	$ 2.26
Hypothetical-B		$ 1,000	$ 1,022.75	$ 2.28
Fidelity Advisor Freedom® 2055 Fund
Class A	1.00%
Actual		$ 1,000	$ 1,008.60	$ 5.02
Hypothetical-B		$ 1,000	$ 1,020.00	$ 5.05
Class M	1.25%
Actual		$ 1,000	$ 1,007.00	$ 6.27
Hypothetical-B		$ 1,000	$ 1,018.75	$ 6.31
Class C	1.75%
Actual		$ 1,000	$ 1,004.60	$ 8.77
Hypothetical-B		$ 1,000	$ 1,016.25	$ 8.82
Class I	.75%
Actual		$ 1,000	$ 1,009.30	$ 3.77
Hypothetical-B		$ 1,000	$ 1,021.25	$ 3.79
Class Z	.65%
Actual		$ 1,000	$ 1,009.40	$ 3.27
Hypothetical-B		$ 1,000	$ 1,021.75	$ 3.29
Class Z6	.45%
Actual		$ 1,000	$ 1,010.20	$ 2.26
Hypothetical-B		$ 1,000	$ 1,022.75	$ 2.28
Fidelity Advisor Freedom® 2060 Fund
Class A	1.00%
Actual		$ 1,000	$ 1,008.50	$ 5.02
Hypothetical-B		$ 1,000	$ 1,020.00	$ 5.05
Class M	1.25%
Actual		$ 1,000	$ 1,006.70	$ 6.27
Hypothetical-B		$ 1,000	$ 1,018.75	$ 6.31
Class C	1.75%
Actual		$ 1,000	$ 1,004.90	$ 8.77
Hypothetical-B		$ 1,000	$ 1,016.25	$ 8.82
Class I	.75%
Actual		$ 1,000	$ 1,009.30	$ 3.77
Hypothetical-B		$ 1,000	$ 1,021.25	$ 3.79
Class Z	.64%
Actual		$ 1,000	$ 1,010.30	$ 3.22
Hypothetical-B		$ 1,000	$ 1,021.80	$ 3.23
Class Z6	.45%
Actual		$ 1,000	$ 1,011.10	$ 2.26
Hypothetical-B		$ 1,000	$ 1,022.75	$ 2.28
Fidelity Advisor Freedom® 2065 Fund
Class A	.99%
Actual		$ 1,000	$ 1,007.50	$ 4.97
Hypothetical-B		$ 1,000	$ 1,020.05	$ 5.00
Class M	1.24%
Actual		$ 1,000	$ 1,006.60	$ 6.22
Hypothetical-B		$ 1,000	$ 1,018.80	$ 6.26
Class C	1.74%
Actual		$ 1,000	$ 1,003.80	$ 8.72
Hypothetical-B		$ 1,000	$ 1,016.30	$ 8.77
Class I	.74%
Actual		$ 1,000	$ 1,009.40	$ 3.72
Hypothetical-B		$ 1,000	$ 1,021.30	$ 3.74
Class Z	.63%
Actual		$ 1,000	$ 1,010.30	$ 3.17
Hypothetical-B		$ 1,000	$ 1,021.85	$ 3.18
Class Z6	.44%
Actual		$ 1,000	$ 1,011.30	$ 2.21
Hypothetical-B		$ 1,000	$ 1,022.80	$ 2.23

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Freedom Funds
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees in 2022); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unitary fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions. The Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds previously formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of Fidelity, or reports it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with Fidelity the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered each fund's class-level management fee rates under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unitary fee arrangement for each fund. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. For each fund, data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Class I of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Class I of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Class I of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that each fund's management fee rate ranked above the competitive median of the mapped group for 2022 and above competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expenses of Class I of each fund (except Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, and Fidelity Advisor Freedom 2015 Fund), ranked above the competitive median of the similar sales load structure group for 2022 and above the competitive median of the total expense asset size peer group for 2022. For Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, and Fidelity Advisor Freedom 2015 Fund, the information provided to the Board indicated that the total expenses of Class I of each fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
The Board noted that each fund's unitary fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees. The Board noted that for this reason, Fidelity believes that a comparison of total expense ratios (including acquired fund fees and expenses of the Series Funds) is more useful than comparisons of the unitary advisory fee paid by each class and the advisory fee paid by most competitor funds. The competitor total expense comparison includes the acquired fund fees and expenses of the underlying funds. The Board also noted that Fidelity believes the competitive discussion has limited value given that each fund has a custom benchmark unique to its own strategy, has different objectives and goals, and can have unique asset class exposures and allocations. The Board further noted that the primary comparisons for the funds are against competitor target date funds with holdings that are actively managed, but that there is still wide dispersion in the strategic and active allocation among competitors, regardless of whether the funds have similar vintages.
The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure than the others, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.
The Board noted that a different unitary (subject to certain limited exceptions) management fee rate is applicable to each class of each fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets.
The Board considered information about the reasons that certain classes of the funds were in the 4th quartile for total expense ratio comparisons. The Board also considered that the total expenses for Class M of each fund (except Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, and Fidelity Advisor Freedom 2010) ranked in the 4th quartile of the similar sales load structure group. The Board noted that Class M has a 0.50% 12b-1 fee, which is higher than the 12b-1 fee for most front-end load classes. The Board further noted that Class M shares, purchasers of which may be subject to a front-end sales load, are primarily distributed on a load-waived basis through retirement plans and intermediary wrap products that qualify for a sales charge waiver. The Board also noted that, in the retirement plan market, Class M's 0.50% 12b-1 fee is comparable to competing Class R shares, which Lipper classifies as institutional load. The Board considered that, when excluding 12b-1 fees, two of the funds were at or below median. The remaining funds were above median because each target date fund has a custom benchmark unique to its own strategy, has different objectives and goals, and can have unique asset class exposures and allocations.
The Board also considered that the total expenses for Class C of each fund (except Fidelity Advisor Freedom Income Fund and Fidelity Advisor Freedom 2005 Fund) ranked in the 4th quartile of the similar sales load structure group. The Board noted that Class C has a 1.00% 12b-1 fee, while Lipper's level load definition is broad and includes both traditionally priced (1.00%) 12b-1 fee classes and funds without sales loads that have relatively lower distribution and service fees. The Board considered that, when excluding 12b-1 fees, one of the funds was below median. The remaining funds were above median because each target date fund has a custom benchmark unique to its own strategy, has different objectives and goals, and can have unique asset class exposures and allocations.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Class Z6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable by Class Z6 of a fund except by a vote of a majority of the Board of Trustees (for each fund) and by a vote of a majority of the outstanding voting securities of Class Z6 of the applicable fund (for each fund, except Fidelity Advisor Freedom 2065 Fund).
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through September 30, 2024.

1.792138.120
AFF-SANN-1123
Fidelity® Sustainable Target Date Income Fund
Fidelity® Sustainable Target Date 2010 Fund
Fidelity® Sustainable Target Date 2015 Fund
Fidelity® Sustainable Target Date 2020 Fund
Fidelity® Sustainable Target Date 2025 Fund
Fidelity® Sustainable Target Date 2030 Fund
Fidelity® Sustainable Target Date 2035 Fund
Fidelity® Sustainable Target Date 2040 Fund
Fidelity® Sustainable Target Date 2045 Fund
Fidelity® Sustainable Target Date 2050 Fund
Fidelity® Sustainable Target Date 2055 Fund
Fidelity® Sustainable Target Date 2060 Fund
Fidelity® Sustainable Target Date 2065 Fund

Semi-Annual Report
September 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Fidelity® Sustainable Target Date Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable Target Date 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable Target Date 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable Target Date 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable Target Date 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable Target Date 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable Target Date 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable Target Date 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable Target Date 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable Target Date 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable Target Date 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable Target Date 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable Target Date 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Sustainable Target Date Income Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Sustainable Investment Grade Bond Fund	36.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	22.1
Fidelity Series Treasury Bill Index Fund	14.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	8.5
Fidelity Series Sustainable U.S. Market Fund	6.3
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series Sustainable Emerging Markets Fund	2.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.4
100.0

Asset Allocation (% of Fund's net assets)

Fidelity® Sustainable Target Date Income Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 6.3%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $59,440)	5,937	62,400

International Equity Funds - 11.2%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	2,640	26,243
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	8,702	84,061
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $113,496)		110,304

Bond Funds - 68.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	22,974	217,565
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	1,822	13,553
Fidelity Series International Developed Markets Bond Index Fund (a)	5,928	49,675
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,392	38,881
Fidelity Series Sustainable Investment Grade Bond Fund (a)	37,904	354,783
TOTAL BOND FUNDS (Cost $708,035)		674,457

Short-Term Funds - 14.1%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $138,796)	13,964	138,658

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,019,767)	985,819
NET OTHER ASSETS (LIABILITIES) - 0.0%	(43)
NET ASSETS - 100.0%	985,776

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,000,000	1,000,000	140	-	-	-	0.0%
Total	-	1,000,000	1,000,000	140	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	222,458	3,762	-	(24)	(1,107)	217,565
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	18,184	3,553	10	(94)	(984)	13,553
Fidelity Series International Developed Markets Bond Index Fund	-	51,321	244	110	(3)	(1,399)	49,675
Fidelity Series Long-Term Treasury Bond Index Fund	-	46,660	1,271	508	(127)	(6,381)	38,881
Fidelity Series Sustainable Emerging Markets Fund	-	26,748	273	-	2	(234)	26,243
Fidelity Series Sustainable Investment Grade Bond Fund	-	380,200	1,681	6,481	(29)	(23,707)	354,783
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-	93,545	6,585	-	59	(2,958)	84,061
Fidelity Series Sustainable U.S. Market Fund	-	69,135	10,455	-	759	2,961	62,400
Fidelity Series Treasury Bill Index Fund	-	151,019	12,221	2,916	(1)	(139)	138,658
	-	1,059,270	40,045	10,025	542	(33,948)	985,819

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	62,400	62,400	-	-

International Equity Funds	110,304	110,304	-	-

Bond Funds	674,457	674,457	-	-

Short-Term Funds	138,658	138,658	-	-
Total Investments in Securities:	985,819	985,819	-	-

Fidelity® Sustainable Target Date Income Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,019,767)	$985,819

Total Investment in Securities (cost $1,019,767)		$985,819
Cash		141
Receivable for investments sold		277
Total assets		986,237
Liabilities
Accrued management fee	$293
Distribution and service plan fees payable	143
Proxy fee payable	25
Total Liabilities		461
Net Assets		$985,776
Net Assets consist of:
Paid in capital		$1,016,647
Total accumulated earnings (loss)		(30,871)
Net Assets		$985,776

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($96,925 ÷ 10,000 shares)(a)		$9.69
Maximum offering price per share (100/94.25 of $9.69)		$10.28
Class M :
Net Asset Value and redemption price per share ($96,900 ÷ 10,000 shares)(a)		$9.69
Maximum offering price per share (100/96.50 of $9.69)		$10.04
Class C :
Net Asset Value and offering price per share ($96,849 ÷ 10,000 shares)(a)		$9.68
Fidelity Sustainable Target Date Income Fund :
Net Asset Value, offering price and redemption price per share ($208,946 ÷ 21,552 shares)		$9.69
Class K :
Net Asset Value, offering price and redemption price per share ($97,577 ÷ 10,061 shares)		$9.70
Class K6 :
Net Asset Value, offering price and redemption price per share ($97,615 ÷ 10,061 shares)		$9.70
Class I :
Net Asset Value, offering price and redemption price per share ($96,950 ÷ 10,000 shares)		$9.70
Class Z :
Net Asset Value, offering price and redemption price per share ($96,988 ÷ 10,000 shares)		$9.70
Class Z6 :
Net Asset Value, offering price and redemption price per share ($97,026 ÷ 10,000 shares)		$9.70
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		For the period May 11, 2023 (commencement of operations) through September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$10,025
Income from Fidelity Central Funds		140
Total Income		10,165
Expenses
Management fee	$1,356
Distribution and service plan fees	671
Independent trustees' fees and expenses	1
Miscellaneous	25
Total Expenses		2,053
Net Investment income (loss)		8,112
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	542
Total net realized gain (loss)		542
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(33,948)
Total change in net unrealized appreciation (depreciation)		(33,948)
Net gain (loss)		(33,406)
Net increase (decrease) in net assets resulting from operations		$(25,294)
Statement of Changes in Net Assets

For the period May 11, 2023 (commencement of operations) through September 30, 2023 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,112
Net realized gain (loss)	542
Change in net unrealized appreciation (depreciation)	(33,948)
Net increase (decrease) in net assets resulting from operations	(25,294)
Distributions to shareholders	(5,577)

Share transactions - net increase (decrease)	1,016,647
Total increase (decrease) in net assets	985,776

Net Assets
Beginning of period	-
End of period	$985,776

Financial Highlights
Fidelity Advisor® Sustainable Target Date Income Fund Class A

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08
Net realized and unrealized gain (loss)	(.34)
Total from investment operations	(.26)
Distributions from net investment income	(.05)
Total distributions	(.05)
Net asset value, end of period	$9.69
Total Return D,E	(2.58)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.67% H,I
Expenses net of fee waivers, if any	.67% H,I
Expenses net of all reductions	.67% H,I
Net investment income (loss)	1.96% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$97
Portfolio turnover rate J	4% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Sustainable Target Date Income Fund Class M

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07
Net realized and unrealized gain (loss)	(.33)
Total from investment operations	(.26)
Distributions from net investment income	(.05)
Total distributions	(.05)
Net asset value, end of period	$9.69
Total Return D,E	(2.65)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.92% H,I
Expenses net of fee waivers, if any	.92% H,I
Expenses net of all reductions	.92% H,I
Net investment income (loss)	1.71% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$97
Portfolio turnover rate J	4% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Sustainable Target Date Income Fund Class C

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05
Net realized and unrealized gain (loss)	(.34)
Total from investment operations	(.29)
Distributions from net investment income	(.03)
Total distributions	(.03)
Net asset value, end of period	$9.68
Total Return D,E	(2.89)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.40% H,I
Expenses net of fee waivers, if any	1.40% H,I
Expenses net of all reductions	1.40% H,I
Net investment income (loss)	1.22% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$97
Portfolio turnover rate J	4% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity® Sustainable Target Date Income Fund

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08
Net realized and unrealized gain (loss)	(.33)
Total from investment operations	(.25)
Distributions from net investment income	(.06)
Total distributions	(.06)
Net asset value, end of period	$9.69
Total Return D	(2.51)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.41% G,H
Expenses net of fee waivers, if any	.41% G,H
Expenses net of all reductions	.41% G,H
Net investment income (loss)	2.21% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$209
Portfolio turnover rate I	4% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity® Sustainable Target Date Income Fund Class K

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09
Net realized and unrealized gain (loss)	(.33)
Total from investment operations	(.24)
Distributions from net investment income	(.06)
Total distributions	(.06)
Net asset value, end of period	$9.70
Total Return D	(2.41)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.31% G,H
Expenses net of fee waivers, if any	.31% G,H
Expenses net of all reductions	.31% G,H
Net investment income (loss)	2.31% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$98
Portfolio turnover rate I	4% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity® Sustainable Target Date Income Fund Class K6

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09
Net realized and unrealized gain (loss)	(.33)
Total from investment operations	(.24)
Distributions from net investment income	(.06)
Total distributions	(.06)
Net asset value, end of period	$9.70
Total Return D	(2.41)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.22% G,H
Expenses net of fee waivers, if any	.22% G,H
Expenses net of all reductions	.22% G,H
Net investment income (loss)	2.41% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$98
Portfolio turnover rate I	4% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Advisor® Sustainable Target Date Income Fund Class I

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08
Net realized and unrealized gain (loss)	(.32)
Total from investment operations	(.24)
Distributions from net investment income	(.06)
Total distributions	(.06)
Net asset value, end of period	$9.70
Total Return D	(2.41)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.41% G,H
Expenses net of fee waivers, if any	.41% G,H
Expenses net of all reductions	.41% G,H
Net investment income (loss)	2.21% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$97
Portfolio turnover rate I	4% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Advisor® Sustainable Target Date Income Fund Class Z

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09
Net realized and unrealized gain (loss)	(.33)
Total from investment operations	(.24)
Distributions from net investment income	(.06)
Total distributions	(.06)
Net asset value, end of period	$9.70
Total Return D	(2.41)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.32% G,H
Expenses net of fee waivers, if any	.32% G,H
Expenses net of all reductions	.32% G,H
Net investment income (loss)	2.31% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$97
Portfolio turnover rate I	4% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Advisor® Sustainable Target Date Income Fund Class Z6

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09
Net realized and unrealized gain (loss)	(.33)
Total from investment operations	(.24)
Distributions from net investment income	(.06)
Total distributions	(.06)
Net asset value, end of period	$9.70
Total Return D	(2.41)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.21% G,H
Expenses net of fee waivers, if any	.21% G,H
Expenses net of all reductions	.21% G,H
Net investment income (loss)	2.41% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$97
Portfolio turnover rate I	4% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity® Sustainable Target Date 2010 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Sustainable Investment Grade Bond Fund	32.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.3
Fidelity Series Sustainable U.S. Market Fund	11.7
Fidelity Series Treasury Bill Index Fund	11.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	11.1
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.0
Fidelity Series Sustainable Emerging Markets Fund	3.6
100.0

Asset Allocation (% of Fund's net assets)

Fidelity® Sustainable Target Date 2010 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 11.7%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $108,495)	10,845	113,978

International Equity Funds - 14.7%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	3,598	35,766
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	11,213	108,318
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $148,145)		144,084

Bond Funds - 62.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	16,868	159,737
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	5,257	39,114
Fidelity Series International Developed Markets Bond Index Fund (a)	5,918	49,590
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,798	41,016
Fidelity Series Sustainable Investment Grade Bond Fund (a)	34,054	318,749
TOTAL BOND FUNDS (Cost $641,449)		608,206

Short-Term Funds - 11.5%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $112,962)	11,364	112,849

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,011,051)	979,117
NET OTHER ASSETS (LIABILITIES) - 0.0%	(38)
NET ASSETS - 100.0%	979,079

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,000,000	1,000,000	140	-	-	-	0.0%
Total	-	1,000,000	1,000,000	140	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	164,303	3,762	-	(26)	(778)	159,737
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	46,291	3,871	30	(99)	(3,207)	39,114
Fidelity Series International Developed Markets Bond Index Fund	-	51,748	759	109	(5)	(1,394)	49,590
Fidelity Series Long-Term Treasury Bond Index Fund	-	49,648	1,752	537	(151)	(6,729)	41,016
Fidelity Series Sustainable Emerging Markets Fund	-	36,482	474	-	4	(246)	35,766
Fidelity Series Sustainable Investment Grade Bond Fund	-	344,117	4,151	5,798	(83)	(21,134)	318,749
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-	121,821	9,791	-	104	(3,816)	108,318
Fidelity Series Sustainable U.S. Market Fund	-	126,513	19,358	-	1,340	5,483	113,978
Fidelity Series Treasury Bill Index Fund	-	124,195	11,232	2,372	(1)	(113)	112,849
	-	1,065,118	55,150	8,846	1,083	(31,934)	979,117

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	113,978	113,978	-	-

International Equity Funds	144,084	144,084	-	-

Bond Funds	608,206	608,206	-	-

Short-Term Funds	112,849	112,849	-	-
Total Investments in Securities:	979,117	979,117	-	-

Fidelity® Sustainable Target Date 2010 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,011,051)	$979,117

Total Investment in Securities (cost $1,011,051)		$979,117
Cash		141
Receivable for investments sold		275
Total assets		979,533
Liabilities
Accrued management fee	$290
Distribution and service plan fees payable	144
Other payables and accrued expenses	20
Total Liabilities		454
Net Assets		$979,079
Net Assets consist of:
Paid in capital		$1,002,993
Total accumulated earnings (loss)		(23,914)
Net Assets		$979,079

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($97,563 ÷ 10,000 shares)(a)		$9.76
Maximum offering price per share (100/94.25 of $9.76)		$10.36
Class M :
Net Asset Value and redemption price per share ($97,469 ÷ 10,000 shares)(a)		$9.75
Maximum offering price per share (100/96.50 of $9.75)		$10.10
Class C :
Net Asset Value and offering price per share ($97,281 ÷ 10,000 shares)(a)		$9.73
Fidelity Sustainable Target Date 2010 Fund :
Net Asset Value, offering price and redemption price per share ($195,326 ÷ 20,001 shares)		$9.77
Class K :
Net Asset Value, offering price and redemption price per share ($97,695 ÷ 10,000 shares)		$9.77
Class K6 :
Net Asset Value, offering price and redemption price per share ($97,733 ÷ 10,000 shares)		$9.77
Class I :
Net Asset Value, offering price and redemption price per share ($100,584 ÷ 10,300 shares)		$9.77
Class Z :
Net Asset Value, offering price and redemption price per share ($97,695 ÷ 10,000 shares)		$9.77
Class Z6 :
Net Asset Value, offering price and redemption price per share ($97,733 ÷ 10,000 shares)		$9.77
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		For the period May 11, 2023 (commencement of operations) through September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$8,846
Income from Fidelity Central Funds		140
Total Income		8,986
Expenses
Management fee	$1,353
Distribution and service plan fees	673
Independent trustees' fees and expenses	1
Miscellaneous	22
Total Expenses		2,049
Net Investment income (loss)		6,937
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,083
Total net realized gain (loss)		1,083
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(31,934)
Total change in net unrealized appreciation (depreciation)		(31,934)
Net gain (loss)		(30,851)
Net increase (decrease) in net assets resulting from operations		$(23,914)
Statement of Changes in Net Assets

For the period May 11, 2023 (commencement of operations) through September 30, 2023 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,937
Net realized gain (loss)	1,083
Change in net unrealized appreciation (depreciation)	(31,934)
Net increase (decrease) in net assets resulting from operations	(23,914)

Share transactions - net increase (decrease)	1,002,993
Total increase (decrease) in net assets	979,079

Net Assets
Beginning of period	-
End of period	$979,079

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2010 Fund Class A

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06
Net realized and unrealized gain (loss)	(.30)
Total from investment operations	(.24)
Net asset value, end of period	$9.76
Total Return D,E	(2.40)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.66% H,I
Expenses net of fee waivers, if any	.66% H,I
Expenses net of all reductions	.66% H,I
Net investment income (loss)	1.67% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$98
Portfolio turnover rate J	6% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2010 Fund Class M

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05
Net realized and unrealized gain (loss)	(.30)
Total from investment operations	(.25)
Net asset value, end of period	$9.75
Total Return D,E	(2.50)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.91% H,I
Expenses net of fee waivers, if any	.91% H,I
Expenses net of all reductions	.91% H,I
Net investment income (loss)	1.41% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$97
Portfolio turnover rate J	6% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2010 Fund Class C

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04
Net realized and unrealized gain (loss)	(.31)
Total from investment operations	(.27)
Net asset value, end of period	$9.73
Total Return D,E	(2.70)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.42% H,I
Expenses net of fee waivers, if any	1.42% H,I
Expenses net of all reductions	1.42% H,I
Net investment income (loss)	.91% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$97
Portfolio turnover rate J	6% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity® Sustainable Target Date 2010 Fund

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07
Net realized and unrealized gain (loss)	(.30)
Total from investment operations	(.23)
Net asset value, end of period	$9.77
Total Return D	(2.30)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.41% G,H
Expenses net of fee waivers, if any	.41% G,H
Expenses net of all reductions	.41% G,H
Net investment income (loss)	1.92% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$195
Portfolio turnover rate I	6% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity® Sustainable Target Date 2010 Fund Class K

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08
Net realized and unrealized gain (loss)	(.31)
Total from investment operations	(.23)
Net asset value, end of period	$9.77
Total Return D	(2.30)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.31% G,H
Expenses net of fee waivers, if any	.31% G,H
Expenses net of all reductions	.31% G,H
Net investment income (loss)	2.01% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$98
Portfolio turnover rate I	6% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity® Sustainable Target Date 2010 Fund Class K6

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08
Net realized and unrealized gain (loss)	(.31)
Total from investment operations	(.23)
Net asset value, end of period	$9.77
Total Return D	(2.30)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.21% G,H
Expenses net of fee waivers, if any	.21% G,H
Expenses net of all reductions	.21% G,H
Net investment income (loss)	2.12% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$98
Portfolio turnover rate I	6% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2010 Fund Class I

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07
Net realized and unrealized gain (loss)	(.30)
Total from investment operations	(.23)
Net asset value, end of period	$9.77
Total Return D	(2.30)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.41% G,H
Expenses net of fee waivers, if any	.41% G,H
Expenses net of all reductions	.41% G,H
Net investment income (loss)	1.91% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rate I	6% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2010 Fund Class Z

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08
Net realized and unrealized gain (loss)	(.31)
Total from investment operations	(.23)
Net asset value, end of period	$9.77
Total Return D	(2.30)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.31% G,H
Expenses net of fee waivers, if any	.31% G,H
Expenses net of all reductions	.31% G,H
Net investment income (loss)	2.01% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$98
Portfolio turnover rate I	6% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2010 Fund Class Z6

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08
Net realized and unrealized gain (loss)	(.31)
Total from investment operations	(.23)
Net asset value, end of period	$9.77
Total Return D	(2.30)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.21% G,H
Expenses net of fee waivers, if any	.21% G,H
Expenses net of all reductions	.21% G,H
Net investment income (loss)	2.12% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$98
Portfolio turnover rate I	6% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity® Sustainable Target Date 2015 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Sustainable Investment Grade Bond Fund	29.2
Fidelity Series Sustainable U.S. Market Fund	17.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	13.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Treasury Bill Index Fund	8.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.6
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series Sustainable Emerging Markets Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
100.0

Asset Allocation (% of Fund's net assets)

Fidelity® Sustainable Target Date 2015 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 17.1%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $163,814)	16,381	172,168

International Equity Funds - 18.4%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	4,740	47,114
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	14,278	137,929
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $190,333)		185,043

Bond Funds - 55.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	11,274	106,765
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	8,923	66,390
Fidelity Series International Developed Markets Bond Index Fund (a)	6,120	51,282
Fidelity Series Long-Term Treasury Bond Index Fund (a)	8,485	44,630
Fidelity Series Sustainable Investment Grade Bond Fund (a)	31,312	293,078
TOTAL BOND FUNDS (Cost $596,164)		562,145

Short-Term Funds - 8.6%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $86,616)	8,714	86,530

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,036,927)	1,005,886
NET OTHER ASSETS (LIABILITIES) - 0.0%	(42)
NET ASSETS - 100.0%	1,005,844

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,000,000	1,000,000	140	-	-	-	0.0%
Total	-	1,000,000	1,000,000	140	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	109,114	1,845	-	(13)	(491)	106,765
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	73,991	2,046	51	(48)	(5,507)	66,390
Fidelity Series International Developed Markets Bond Index Fund	-	52,896	182	112	(2)	(1,430)	51,282
Fidelity Series Long-Term Treasury Bond Index Fund	-	53,488	1,410	579	(151)	(7,297)	44,630
Fidelity Series Sustainable Emerging Markets Fund	-	47,637	107	-	(4)	(412)	47,114
Fidelity Series Sustainable Investment Grade Bond Fund	-	313,696	1,282	5,282	(41)	(19,295)	293,078
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-	151,851	9,048	-	4	(4,878)	137,929
Fidelity Series Sustainable U.S. Market Fund	-	185,046	22,505	-	1,272	8,355	172,168
Fidelity Series Treasury Bill Index Fund	-	95,941	9,325	1,824	-	(86)	86,530
	-	1,083,660	47,750	7,848	1,017	(31,041)	1,005,886

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	172,168	172,168	-	-

International Equity Funds	185,043	185,043	-	-

Bond Funds	562,145	562,145	-	-

Short-Term Funds	86,530	86,530	-	-
Total Investments in Securities:	1,005,886	1,005,886	-	-

Fidelity® Sustainable Target Date 2015 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,036,927)	$1,005,886

Total Investment in Securities (cost $1,036,927)		$1,005,886
Cash		141
Receivable for investments sold		293
Total assets		1,006,320
Liabilities
Accrued management fee	$308
Distribution and service plan fees payable	144
Other payables and accrued expenses	24
Total Liabilities		476
Net Assets		$1,005,844
Net Assets consist of:
Paid in capital		$1,030,009
Total accumulated earnings (loss)		(24,165)
Net Assets		$1,005,844

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($97,640 ÷ 10,000 shares)(a)		$9.76
Maximum offering price per share (100/94.25 of $9.76)		$10.36
Class M :
Net Asset Value and redemption price per share ($97,546 ÷ 10,000 shares)(a)		$9.75
Maximum offering price per share (100/96.50 of $9.75)		$10.10
Class C :
Net Asset Value and offering price per share ($97,358 ÷ 10,000 shares)(a)		$9.74
Fidelity Sustainable Target Date 2015 Fund :
Net Asset Value, offering price and redemption price per share ($224,401 ÷ 22,962 shares)		$9.77
Class K :
Net Asset Value, offering price and redemption price per share ($97,772 ÷ 10,000 shares)		$9.78
Class K6 :
Net Asset Value, offering price and redemption price per share ($97,810 ÷ 10,000 shares)		$9.78
Class I :
Net Asset Value, offering price and redemption price per share ($97,735 ÷ 10,000 shares)		$9.77
Class Z :
Net Asset Value, offering price and redemption price per share ($97,772 ÷ 10,000 shares)		$9.78
Class Z6 :
Net Asset Value, offering price and redemption price per share ($97,810 ÷ 10,000 shares)		$9.78
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		For the period May 11, 2023 (commencement of operations) through September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$7,848
Income from Fidelity Central Funds		140
Total Income		7,988
Expenses
Management fee	$1,428
Distribution and service plan fees	678
Independent trustees' fees and expenses	1
Miscellaneous	22
Total Expenses		2,129
Net Investment income (loss)		5,859
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,017
Total net realized gain (loss)		1,017
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(31,041)
Total change in net unrealized appreciation (depreciation)		(31,041)
Net gain (loss)		(30,024)
Net increase (decrease) in net assets resulting from operations		$(24,165)
Statement of Changes in Net Assets

For the period May 11, 2023 (commencement of operations) through September 30, 2023 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,859
Net realized gain (loss)	1,017
Change in net unrealized appreciation (depreciation)	(31,041)
Net increase (decrease) in net assets resulting from operations	(24,165)

Share transactions - net increase (decrease)	1,030,009
Total increase (decrease) in net assets	1,005,844

Net Assets
Beginning of period	-
End of period	$1,005,844

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2015 Fund Class A

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05
Net realized and unrealized gain (loss)	(.29)
Total from investment operations	(.24)
Net asset value, end of period	$9.76
Total Return D,E	(2.40)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.67% H,I
Expenses net of fee waivers, if any	.67% H,I
Expenses net of all reductions	.67% H,I
Net investment income (loss)	1.35% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$98
Portfolio turnover rate J	5% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2015 Fund Class M

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04
Net realized and unrealized gain (loss)	(.29)
Total from investment operations	(.25)
Net asset value, end of period	$9.75
Total Return D,E	(2.50)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.92% H,I
Expenses net of fee waivers, if any	.92% H,I
Expenses net of all reductions	.92% H,I
Net investment income (loss)	1.10% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$98
Portfolio turnover rate J	5% H,K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns do not include the effect of the sales charges.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2015 Fund Class C

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02
Net realized and unrealized gain (loss)	(.28)
Total from investment operations	(.26)
Net asset value, end of period	$9.74
Total Return D,E	(2.60)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.43% H,I
Expenses net of fee waivers, if any	1.43% H,I
Expenses net of all reductions	1.43% H,I
Net investment income (loss)	.60% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$97
Portfolio turnover rate J	5% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity® Sustainable Target Date 2015 Fund

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06
Net realized and unrealized gain (loss)	(.29)
Total from investment operations	(.23)
Net asset value, end of period	$9.77
Total Return D	(2.30)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.42% G,H
Expenses net of fee waivers, if any	.42% G,H
Expenses net of all reductions	.42% G,H
Net investment income (loss)	1.60% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$224
Portfolio turnover rate I	5% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity® Sustainable Target Date 2015 Fund Class K

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07
Net realized and unrealized gain (loss)	(.29)
Total from investment operations	(.22)
Net asset value, end of period	$9.78
Total Return D	(2.20)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.32% G,H
Expenses net of fee waivers, if any	.32% G,H
Expenses net of all reductions	.32% G,H
Net investment income (loss)	1.70% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$98
Portfolio turnover rate I	5% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity® Sustainable Target Date 2015 Fund Class K6

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07
Net realized and unrealized gain (loss)	(.29)
Total from investment operations	(.22)
Net asset value, end of period	$9.78
Total Return D	(2.20)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.22% G,H
Expenses net of fee waivers, if any	.22% G,H
Expenses net of all reductions	.22% G,H
Net investment income (loss)	1.80% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$98
Portfolio turnover rate I	5% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2015 Fund Class I

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06
Net realized and unrealized gain (loss)	(.29)
Total from investment operations	(.23)
Net asset value, end of period	$9.77
Total Return D	(2.30)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.42% G,H
Expenses net of fee waivers, if any	.42% G,H
Expenses net of all reductions	.42% G,H
Net investment income (loss)	1.60% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$98
Portfolio turnover rate I	5% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2015 Fund Class Z

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07
Net realized and unrealized gain (loss)	(.29)
Total from investment operations	(.22)
Net asset value, end of period	$9.78
Total Return D	(2.20)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.32% G,H
Expenses net of fee waivers, if any	.32% G,H
Expenses net of all reductions	.32% G,H
Net investment income (loss)	1.70% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$98
Portfolio turnover rate I	5% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2015 Fund Class Z6

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07
Net realized and unrealized gain (loss)	(.29)
Total from investment operations	(.22)
Net asset value, end of period	$9.78
Total Return D	(2.20)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.22% G,H
Expenses net of fee waivers, if any	.22% G,H
Expenses net of all reductions	.22% G,H
Net investment income (loss)	1.80% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$98
Portfolio turnover rate I	5% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity® Sustainable Target Date 2020 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Sustainable Investment Grade Bond Fund	25.7
Fidelity Series Sustainable U.S. Market Fund	22.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	16.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.2
Fidelity Series Sustainable Emerging Markets Fund	5.7
Fidelity Series Treasury Bill Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
100.0

Asset Allocation (% of Fund's net assets)

Fidelity® Sustainable Target Date 2020 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 22.7%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $260,176)	25,687	269,973

International Equity Funds - 22.1%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	6,874	68,327
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	20,182	194,963
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $271,484)		263,290

Bond Funds - 49.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	6,089	57,660
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	14,744	109,692
Fidelity Series International Developed Markets Bond Index Fund (a)	7,258	60,822
Fidelity Series Long-Term Treasury Bond Index Fund (a)	10,608	55,798
Fidelity Series Sustainable Investment Grade Bond Fund (a)	32,643	305,542
TOTAL BOND FUNDS (Cost $626,067)		589,514

Short-Term Funds - 5.7%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $67,548)	6,796	67,480

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,225,275)	1,190,257
NET OTHER ASSETS (LIABILITIES) - 0.0%	(50)
NET ASSETS - 100.0%	1,190,207

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,000,000	1,000,000	140	-	-	-	0.0%
Total	-	1,000,000	1,000,000	140	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	59,337	1,477	-	(12)	(188)	57,660
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	119,830	1,849	79	(44)	(8,245)	109,692
Fidelity Series International Developed Markets Bond Index Fund	-	62,547	182	115	(1)	(1,542)	60,822
Fidelity Series Long-Term Treasury Bond Index Fund	-	64,354	97	651	(5)	(8,454)	55,798
Fidelity Series Sustainable Emerging Markets Fund	-	70,451	1,034	-	(4)	(1,086)	68,327
Fidelity Series Sustainable Investment Grade Bond Fund	-	324,177	499	4,940	(11)	(18,125)	305,542
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-	211,354	9,221	-	(63)	(7,107)	194,963
Fidelity Series Sustainable U.S. Market Fund	-	284,784	25,529	-	921	9,797	269,973
Fidelity Series Treasury Bill Index Fund	-	73,911	6,363	1,301	-	(68)	67,480
	-	1,270,745	46,251	7,086	781	(35,018)	1,190,257

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	269,973	269,973	-	-

International Equity Funds	263,290	263,290	-	-

Bond Funds	589,514	589,514	-	-

Short-Term Funds	67,480	67,480	-	-
Total Investments in Securities:	1,190,257	1,190,257	-	-

Fidelity® Sustainable Target Date 2020 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,225,275)	$1,190,257

Total Investment in Securities (cost $1,225,275)		$1,190,257
Cash		140
Receivable for investments sold		372
Total assets		1,190,769
Liabilities
Accrued management fee	$391
Distribution and service plan fees payable	152
Other payables and accrued expenses	19
Total Liabilities		562
Net Assets		$1,190,207
Net Assets consist of:
Paid in capital		$1,219,547
Total accumulated earnings (loss)		(29,340)
Net Assets		$1,190,207

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($136,712 ÷ 13,992 shares)(a)		$9.77
Maximum offering price per share (100/94.25 of $9.77)		$10.37
Class M :
Net Asset Value and redemption price per share ($97,614 ÷ 10,000 shares)(a)		$9.76
Maximum offering price per share (100/96.50 of $9.76)		$10.11
Class C :
Net Asset Value and offering price per share ($97,426 ÷ 10,000 shares)(a)		$9.74
Fidelity Sustainable Target Date 2020 Fund :
Net Asset Value, offering price and redemption price per share ($349,711 ÷ 35,756 shares)		$9.78
Class K :
Net Asset Value, offering price and redemption price per share ($97,841 ÷ 10,000 shares)		$9.78
Class K6 :
Net Asset Value, offering price and redemption price per share ($97,879 ÷ 10,000 shares)		$9.79
Class I :
Net Asset Value, offering price and redemption price per share ($117,304 ÷ 11,994 shares)		$9.78
Class Z :
Net Asset Value, offering price and redemption price per share ($97,841 ÷ 10,000 shares)		$9.78
Class Z6 :
Net Asset Value, offering price and redemption price per share ($97,879 ÷ 10,000 shares)		$9.79
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		For the period May 11, 2023 (commencement of operations) through September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$7,086
Income from Fidelity Central Funds		140
Total Income		7,226
Expenses
Management fee	$1,619
Distribution and service plan fees	686
Independent trustees' fees and expenses	1
Miscellaneous	23
Total Expenses		2,329
Net Investment income (loss)		4,897
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	781
Total net realized gain (loss)		781
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(35,018)
Total change in net unrealized appreciation (depreciation)		(35,018)
Net gain (loss)		(34,237)
Net increase (decrease) in net assets resulting from operations		$(29,340)
Statement of Changes in Net Assets

For the period May 11, 2023 (commencement of operations) through September 30, 2023 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,897
Net realized gain (loss)	781
Change in net unrealized appreciation (depreciation)	(35,018)
Net increase (decrease) in net assets resulting from operations	(29,340)

Share transactions - net increase (decrease)	1,219,547
Total increase (decrease) in net assets	1,190,207

Net Assets
Beginning of period	-
End of period	$1,190,207

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2020 Fund Class A

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04
Net realized and unrealized gain (loss)	(.27)
Total from investment operations	(.23)
Net asset value, end of period	$9.77
Total Return D,E	(2.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.69% H,I
Expenses net of fee waivers, if any	.69% H,I
Expenses net of all reductions	.69% H,I
Net investment income (loss)	1.02% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$137
Portfolio turnover rate J	4% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2020 Fund Class M

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	(.27)
Total from investment operations	(.24)
Net asset value, end of period	$9.76
Total Return D,E	(2.40)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.94% H,I
Expenses net of fee waivers, if any	.94% H,I
Expenses net of all reductions	.94% H,I
Net investment income (loss)	.77% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$98
Portfolio turnover rate J	4% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2020 Fund Class C

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	(.27)
Total from investment operations	(.26)
Net asset value, end of period	$9.74
Total Return D,E	(2.60)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.45% H,I
Expenses net of fee waivers, if any	1.45% H,I
Expenses net of all reductions	1.45% H,I
Net investment income (loss)	.27% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$97
Portfolio turnover rate J	4% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity® Sustainable Target Date 2020 Fund

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05
Net realized and unrealized gain (loss)	(.27)
Total from investment operations	(.22)
Net asset value, end of period	$9.78
Total Return D	(2.20)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.44% G,H
Expenses net of fee waivers, if any	.44% G,H
Expenses net of all reductions	.44% G,H
Net investment income (loss)	1.27% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$350
Portfolio turnover rate I	4% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity® Sustainable Target Date 2020 Fund Class K

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05
Net realized and unrealized gain (loss)	(.27)
Total from investment operations	(.22)
Net asset value, end of period	$9.78
Total Return D	(2.20)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.34% G,H
Expenses net of fee waivers, if any	.34% G,H
Expenses net of all reductions	.34% G,H
Net investment income (loss)	1.37% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$98
Portfolio turnover rate I	4% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity® Sustainable Target Date 2020 Fund Class K6

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06
Net realized and unrealized gain (loss)	(.27)
Total from investment operations	(.21)
Net asset value, end of period	$9.79
Total Return D	(2.10)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.24% G,H
Expenses net of fee waivers, if any	.24% G,H
Expenses net of all reductions	.24% G,H
Net investment income (loss)	1.47% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$98
Portfolio turnover rate I	4% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2020 Fund Class I

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05
Net realized and unrealized gain (loss)	(.27)
Total from investment operations	(.22)
Net asset value, end of period	$9.78
Total Return D	(2.20)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.44% G,H
Expenses net of fee waivers, if any	.44% G,H
Expenses net of all reductions	.44% G,H
Net investment income (loss)	1.27% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$117
Portfolio turnover rate I	4% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2020 Fund Class Z

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05
Net realized and unrealized gain (loss)	(.27)
Total from investment operations	(.22)
Net asset value, end of period	$9.78
Total Return D	(2.20)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.34% G,H
Expenses net of fee waivers, if any	.34% G,H
Expenses net of all reductions	.34% G,H
Net investment income (loss)	1.37% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$98
Portfolio turnover rate I	4% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2020 Fund Class Z6

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06
Net realized and unrealized gain (loss)	(.27)
Total from investment operations	(.21)
Net asset value, end of period	$9.79
Total Return D	(2.10)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.24% G,H
Expenses net of fee waivers, if any	.24% G,H
Expenses net of all reductions	.24% G,H
Net investment income (loss)	1.47% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$98
Portfolio turnover rate I	4% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity® Sustainable Target Date 2025 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Sustainable U.S. Market Fund	27.2
Fidelity Series Sustainable Investment Grade Bond Fund	22.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	18.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.9
Fidelity Series Sustainable Emerging Markets Fund	6.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	3.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1.7
100.0

Asset Allocation (% of Fund's net assets)

Fidelity® Sustainable Target Date 2025 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 27.2%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $425,533)	40,960	430,489

International Equity Funds - 25.2%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	10,499	104,358
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	30,407	293,734
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $416,608)		398,092

Bond Funds - 43.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	2,817	26,675
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	20,951	155,872
Fidelity Series International Developed Markets Bond Index Fund (a)	9,504	79,640
Fidelity Series Long-Term Treasury Bond Index Fund (a)	15,391	80,957
Fidelity Series Sustainable Investment Grade Bond Fund (a)	37,359	349,684
TOTAL BOND FUNDS (Cost $737,847)		692,828

Short-Term Funds - 3.8%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $61,020)	6,139	60,960

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,641,008)	1,582,369
NET OTHER ASSETS (LIABILITIES) - 0.0%	(58)
NET ASSETS - 100.0%	1,582,311

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,000,000	1,000,000	140	-	-	-	0.0%
Total	-	1,000,000	1,000,000	140	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	30,236	3,483	-	(32)	(46)	26,675
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	167,776	643	106	(16)	(11,245)	155,872
Fidelity Series International Developed Markets Bond Index Fund	-	82,852	1,239	109	(22)	(1,951)	79,640
Fidelity Series Long-Term Treasury Bond Index Fund	-	95,727	2,602	853	(286)	(11,882)	80,957
Fidelity Series Sustainable Emerging Markets Fund	-	108,882	814	-	13	(3,723)	104,358
Fidelity Series Sustainable Investment Grade Bond Fund	-	371,701	2,038	5,046	(85)	(19,894)	349,684
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-	317,515	8,923	-	(65)	(14,793)	293,734
Fidelity Series Sustainable U.S. Market Fund	-	454,347	29,656	-	843	4,955	430,489
Fidelity Series Treasury Bill Index Fund	-	76,301	15,281	1,108	-	(60)	60,960
	-	1,705,337	64,679	7,222	350	(58,639)	1,582,369

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	430,489	430,489	-	-

International Equity Funds	398,092	398,092	-	-

Bond Funds	692,828	692,828	-	-

Short-Term Funds	60,960	60,960	-	-
Total Investments in Securities:	1,582,369	1,582,369	-	-

Fidelity® Sustainable Target Date 2025 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,641,008)	$1,582,369

Total Investment in Securities (cost $1,641,008)		$1,582,369
Cash		140
Receivable for fund shares sold		1,726
Total assets		1,584,235
Liabilities
Payable for investments purchased	$1,204
Accrued management fee	548
Distribution and service plan fees payable	147
Other payables and accrued expenses	25
Total Liabilities		1,924
Net Assets		$1,582,311
Net Assets consist of:
Paid in capital		$1,635,974
Total accumulated earnings (loss)		(53,663)
Net Assets		$1,582,311

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($107,075 ÷ 10,936 shares)(a)		$9.79
Maximum offering price per share (100/94.25 of $9.79)		$10.39
Class M :
Net Asset Value and redemption price per share ($97,813 ÷ 10,000 shares)(a)		$9.78
Maximum offering price per share (100/96.50 of $9.78)		$10.13
Class C :
Net Asset Value and offering price per share ($97,625 ÷ 10,000 shares)(a)		$9.76
Fidelity Sustainable Target Date 2025 Fund :
Net Asset Value, offering price and redemption price per share ($789,559 ÷ 80,568 shares)		$9.80
Class K :
Net Asset Value, offering price and redemption price per share ($98,040 ÷ 10,000 shares)		$9.80
Class K6 :
Net Asset Value, offering price and redemption price per share ($98,078 ÷ 10,000 shares)		$9.81
Class I :
Net Asset Value, offering price and redemption price per share ($98,003 ÷ 10,000 shares)		$9.80
Class Z :
Net Asset Value, offering price and redemption price per share ($98,040 ÷ 10,000 shares)		$9.80
Class Z6 :
Net Asset Value, offering price and redemption price per share ($98,078 ÷ 10,000 shares)		$9.81
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		For the period May 11, 2023 (commencement of operations) through September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$7,222
Income from Fidelity Central Funds		140
Total Income		7,362
Expenses
Management fee	$2,027
Distribution and service plan fees	684
Independent trustees' fees and expenses	1
Miscellaneous	24
Total Expenses		2,736
Net Investment income (loss)		4,626
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	350
Total net realized gain (loss)		350
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(58,639)
Total change in net unrealized appreciation (depreciation)		(58,639)
Net gain (loss)		(58,289)
Net increase (decrease) in net assets resulting from operations		$(53,663)
Statement of Changes in Net Assets

For the period May 11, 2023 (commencement of operations) through September 30, 2023 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,626
Net realized gain (loss)	350
Change in net unrealized appreciation (depreciation)	(58,639)
Net increase (decrease) in net assets resulting from operations	(53,663)

Share transactions - net increase (decrease)	1,635,974
Total increase (decrease) in net assets	1,582,311

Net Assets
Beginning of period	-
End of period	$1,582,311

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2025 Fund Class A

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	(.24)
Total from investment operations	(.21)
Net asset value, end of period	$9.79
Total Return D,E	(2.10)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.70% H,I
Expenses net of fee waivers, if any	.70% H,I
Expenses net of all reductions	.70% H,I
Net investment income (loss)	.76% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$107
Portfolio turnover rate J	5% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2025 Fund Class M

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02
Net realized and unrealized gain (loss)	(.24)
Total from investment operations	(.22)
Net asset value, end of period	$9.78
Total Return D,E	(2.20)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.96% H,I
Expenses net of fee waivers, if any	.96% H,I
Expenses net of all reductions	.96% H,I
Net investment income (loss)	.51% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$98
Portfolio turnover rate J	5% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2025 Fund Class C

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	(.24)
Total from investment operations	(.24)
Net asset value, end of period	$9.76
Total Return E,F	(2.40)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.45% I,J
Expenses net of fee waivers, if any	1.45% I,J
Expenses net of all reductions	1.45% I,J
Net investment income (loss)	.02% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$98
Portfolio turnover rate K	5% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity® Sustainable Target Date 2025 Fund

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04
Net realized and unrealized gain (loss)	(.24)
Total from investment operations	(.20)
Net asset value, end of period	$9.80
Total Return D	(2.00)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.45% G,H
Expenses net of fee waivers, if any	.45% G,H
Expenses net of all reductions	.45% G,H
Net investment income (loss)	1.01% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$790
Portfolio turnover rate I	5% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity® Sustainable Target Date 2025 Fund Class K

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04
Net realized and unrealized gain (loss)	(.24)
Total from investment operations	(.20)
Net asset value, end of period	$9.80
Total Return D	(2.00)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.35% G,H
Expenses net of fee waivers, if any	.35% G,H
Expenses net of all reductions	.35% G,H
Net investment income (loss)	1.11% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$98
Portfolio turnover rate I	5% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity® Sustainable Target Date 2025 Fund Class K6

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05
Net realized and unrealized gain (loss)	(.24)
Total from investment operations	(.19)
Net asset value, end of period	$9.81
Total Return D	(1.90)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.25% G,H
Expenses net of fee waivers, if any	.25% G,H
Expenses net of all reductions	.25% G,H
Net investment income (loss)	1.21% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$98
Portfolio turnover rate I	5% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2025 Fund Class I

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04
Net realized and unrealized gain (loss)	(.24)
Total from investment operations	(.20)
Net asset value, end of period	$9.80
Total Return D	(2.00)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.45% G,H
Expenses net of fee waivers, if any	.45% G,H
Expenses net of all reductions	.45% G,H
Net investment income (loss)	1.01% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$98
Portfolio turnover rate I	5% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2025 Fund Class Z

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04
Net realized and unrealized gain (loss)	(.24)
Total from investment operations	(.20)
Net asset value, end of period	$9.80
Total Return D	(2.00)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.35% G,H
Expenses net of fee waivers, if any	.35% G,H
Expenses net of all reductions	.35% G,H
Net investment income (loss)	1.11% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$98
Portfolio turnover rate I	5% H,J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2025 Fund Class Z6

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05
Net realized and unrealized gain (loss)	(.24)
Total from investment operations	(.19)
Net asset value, end of period	$9.81
Total Return D	(1.90)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.25% G,H
Expenses net of fee waivers, if any	.25% G,H
Expenses net of all reductions	.25% G,H
Net investment income (loss)	1.21% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$98
Portfolio turnover rate I	5% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity® Sustainable Target Date 2030 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Sustainable U.S. Market Fund	31.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	20.5
Fidelity Series Sustainable Investment Grade Bond Fund	19.3
Fidelity Series Sustainable Emerging Markets Fund	7.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	3.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1.7
100.0

Asset Allocation (% of Fund's net assets)

Fidelity® Sustainable Target Date 2030 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 31.1%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $516,451)	50,066	526,199

International Equity Funds - 27.8%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	12,480	124,055
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	35,823	346,049
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $485,479)		470,104

Bond Funds - 37.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	3,020	28,598
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	12,937	96,252
Fidelity Series International Developed Markets Bond Index Fund (a)	10,148	85,038
Fidelity Series Long-Term Treasury Bond Index Fund (a)	17,752	93,373
Fidelity Series Sustainable Investment Grade Bond Fund (a)	34,820	325,913
TOTAL BOND FUNDS (Cost $661,827)		629,174

Short-Term Funds - 3.9%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $65,184)	6,559	65,134

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,728,941)	1,690,611
NET OTHER ASSETS (LIABILITIES) - 0.0%	(180)
NET ASSETS - 100.0%	1,690,431

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,000,000	1,000,000	140	-	-	-	0.0%
Total	-	1,000,000	1,000,000	140	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	39,045	10,324	-	(92)	(31)	28,598
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	133,955	30,935	57	(1,231)	(5,537)	96,252
Fidelity Series International Developed Markets Bond Index Fund	-	116,225	29,141	111	(442)	(1,604)	85,038
Fidelity Series Long-Term Treasury Bond Index Fund	-	143,798	36,986	920	(2,151)	(11,288)	93,373
Fidelity Series Sustainable Emerging Markets Fund	-	172,089	43,884	-	(1,428)	(2,722)	124,055
Fidelity Series Sustainable Investment Grade Bond Fund	-	454,908	110,835	4,367	(3,970)	(14,190)	325,913
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-	493,784	131,616	-	(3,466)	(12,653)	346,049
Fidelity Series Sustainable U.S. Market Fund	-	735,229	219,679	-	904	9,745	526,199
Fidelity Series Treasury Bill Index Fund	-	104,797	39,613	1,099	-	(50)	65,134
	-	2,393,830	653,013	6,554	(11,876)	(38,330)	1,690,611

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	526,199	526,199	-	-

International Equity Funds	470,104	470,104	-	-

Bond Funds	629,174	629,174	-	-

Short-Term Funds	65,134	65,134	-	-
Total Investments in Securities:	1,690,611	1,690,611	-	-

Fidelity® Sustainable Target Date 2030 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,728,941)	$1,690,611

Total Investment in Securities (cost $1,728,941)		$1,690,611
Cash		140
Receivable for investments sold		558
Total assets		1,691,309
Liabilities
Payable for investments purchased	$112
Accrued management fee	586
Distribution and service plan fees payable	151
Other payables and accrued expenses	29
Total Liabilities		878
Net Assets		$1,690,431
Net Assets consist of:
Paid in capital		$1,736,789
Total accumulated earnings (loss)		(46,358)
Net Assets		$1,690,431

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($104,186 ÷ 10,586 shares)(a)		$9.84
Maximum offering price per share (100/94.25 of $9.84)		$10.44
Class M :
Net Asset Value and redemption price per share ($106,938 ÷ 10,876 shares)(a)		$9.83
Maximum offering price per share (100/96.50 of $9.83)		$10.19
Class C :
Net Asset Value and offering price per share ($98,134 ÷ 10,000 shares)(a)		$9.81
Fidelity Sustainable Target Date 2030 Fund :
Net Asset Value, offering price and redemption price per share ($868,926 ÷ 88,204 shares)		$9.85
Class K :
Net Asset Value, offering price and redemption price per share ($98,552 ÷ 10,000 shares)		$9.86
Class K6 :
Net Asset Value, offering price and redemption price per share ($98,590 ÷ 10,000 shares)		$9.86
Class I :
Net Asset Value, offering price and redemption price per share ($117,963 ÷ 11,974 shares)		$9.85
Class Z :
Net Asset Value, offering price and redemption price per share ($98,552 ÷ 10,000 shares)		$9.86
Class Z6 :
Net Asset Value, offering price and redemption price per share ($98,590 ÷ 10,000 shares)		$9.86
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		For the period May 11, 2023 (commencement of operations) through September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$6,554
Income from Fidelity Central Funds		140
Total Income		6,694
Expenses
Management fee	$2,116
Distribution and service plan fees	700
Independent trustees' fees and expenses	1
Miscellaneous	29
Total Expenses		2,846
Net Investment income (loss)		3,848
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(11,876)
Total net realized gain (loss)		(11,876)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(38,330)
Total change in net unrealized appreciation (depreciation)		(38,330)
Net gain (loss)		(50,206)
Net increase (decrease) in net assets resulting from operations		$(46,358)
Statement of Changes in Net Assets

For the period May 11, 2023 (commencement of operations) through September 30, 2023 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,848
Net realized gain (loss)	(11,876)
Change in net unrealized appreciation (depreciation)	(38,330)
Net increase (decrease) in net assets resulting from operations	(46,358)

Share transactions - net increase (decrease)	1,736,789
Total increase (decrease) in net assets	1,690,431

Net Assets
Beginning of period	-
End of period	$1,690,431

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2030 Fund Class A

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02
Net realized and unrealized gain (loss)	(.18)
Total from investment operations	(.16)
Net asset value, end of period	$9.84
Total Return D,E	(1.60)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.71% H,I
Expenses net of fee waivers, if any	.71% H,I
Expenses net of all reductions	.71% H,I
Net investment income (loss)	.60% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$104
Portfolio turnover rate J	45% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2030 Fund Class M

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	(.18)
Total from investment operations	(.17)
Net asset value, end of period	$9.83
Total Return D,E	(1.70)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.96% H,I
Expenses net of fee waivers, if any	.96% H,I
Expenses net of all reductions	.96% H,I
Net investment income (loss)	.35% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$107
Portfolio turnover rate J	45% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2030 Fund Class C

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)
Net realized and unrealized gain (loss)	(.18)
Total from investment operations	(.19)
Net asset value, end of period	$9.81
Total Return D,E	(1.90)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.46% H,I
Expenses net of fee waivers, if any	1.46% H,I
Expenses net of all reductions	1.46% H,I
Net investment income (loss)	(.15)% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$98
Portfolio turnover rate J	45% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity® Sustainable Target Date 2030 Fund

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	(.18)
Total from investment operations	(.15)
Net asset value, end of period	$9.85
Total Return D	(1.50)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.47% G,H
Expenses net of fee waivers, if any	.47% G,H
Expenses net of all reductions	.47% G,H
Net investment income (loss)	.85% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$869
Portfolio turnover rate I	45% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity® Sustainable Target Date 2030 Fund Class K

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04
Net realized and unrealized gain (loss)	(.18)
Total from investment operations	(.14)
Net asset value, end of period	$9.86
Total Return D	(1.40)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.36% G,H
Expenses net of fee waivers, if any	.36% G,H
Expenses net of all reductions	.36% G,H
Net investment income (loss)	.95% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rate I	45% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity® Sustainable Target Date 2030 Fund Class K6

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04
Net realized and unrealized gain (loss)	(.18)
Total from investment operations	(.14)
Net asset value, end of period	$9.86
Total Return D	(1.40)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.26% G,H
Expenses net of fee waivers, if any	.26% G,H
Expenses net of all reductions	.26% G,H
Net investment income (loss)	1.05% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rate I	45% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2030 Fund Class I

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	(.18)
Total from investment operations	(.15)
Net asset value, end of period	$9.85
Total Return D	(1.50)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.46% G,H
Expenses net of fee waivers, if any	.46% G,H
Expenses net of all reductions	.46% G,H
Net investment income (loss)	.85% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$118
Portfolio turnover rate I	45% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2030 Fund Class Z

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04
Net realized and unrealized gain (loss)	(.18)
Total from investment operations	(.14)
Net asset value, end of period	$9.86
Total Return D	(1.40)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.36% G,H
Expenses net of fee waivers, if any	.36% G,H
Expenses net of all reductions	.36% G,H
Net investment income (loss)	.95% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rate I	45% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2030 Fund Class Z6

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04
Net realized and unrealized gain (loss)	(.18)
Total from investment operations	(.14)
Net asset value, end of period	$9.86
Total Return D	(1.40)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.26% G,H
Expenses net of fee waivers, if any	.26% G,H
Expenses net of all reductions	.26% G,H
Net investment income (loss)	1.05% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rate I	45% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity® Sustainable Target Date 2035 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Sustainable U.S. Market Fund	38.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	24.0
Fidelity Series Sustainable Investment Grade Bond Fund	11.8
Fidelity Series Sustainable Emerging Markets Fund	8.7
Fidelity Series Long-Term Treasury Bond Index Fund	5.9
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Treasury Bill Index Fund	3.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.5
100.0

Asset Allocation (% of Fund's net assets)

Fidelity® Sustainable Target Date 2035 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 38.5%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $493,955)	48,847	513,386

International Equity Funds - 32.7%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	11,711	116,406
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	33,139	320,125
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $450,280)		436,531

Bond Funds - 24.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	2,395	22,682
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	2,727	20,289
Fidelity Series International Developed Markets Bond Index Fund (a)	6,398	53,618
Fidelity Series Long-Term Treasury Bond Index Fund (a)	15,083	79,335
Fidelity Series Sustainable Investment Grade Bond Fund (a)	16,747	156,755
TOTAL BOND FUNDS (Cost $355,911)		332,679

Short-Term Funds - 3.9%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $51,690)	5,201	51,642

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,351,836)	1,334,238
NET OTHER ASSETS (LIABILITIES) - 0.0%	(132)
NET ASSETS - 100.0%	1,334,106

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,000,000	1,000,000	140	-	-	-	0.0%
Total	-	1,000,000	1,000,000	140	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	27,380	4,613	-	(27)	(58)	22,682
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	26,011	4,330	13	(78)	(1,314)	20,289
Fidelity Series International Developed Markets Bond Index Fund	-	58,415	3,460	103	(38)	(1,299)	53,618
Fidelity Series Long-Term Treasury Bond Index Fund	-	99,565	7,987	931	(511)	(11,732)	79,335
Fidelity Series Sustainable Emerging Markets Fund	-	128,063	9,543	-	(255)	(1,859)	116,406
Fidelity Series Sustainable Investment Grade Bond Fund	-	176,058	10,195	2,453	(279)	(8,829)	156,755
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-	364,420	31,883	-	(524)	(11,888)	320,125
Fidelity Series Sustainable U.S. Market Fund	-	564,929	70,929	-	(43)	19,429	513,386
Fidelity Series Treasury Bill Index Fund	-	68,338	16,648	1,048	-	(48)	51,642
	-	1,513,179	159,588	4,548	(1,755)	(17,598)	1,334,238

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	513,386	513,386	-	-

International Equity Funds	436,531	436,531	-	-

Bond Funds	332,679	332,679	-	-

Short-Term Funds	51,642	51,642	-	-
Total Investments in Securities:	1,334,238	1,334,238	-	-

Fidelity® Sustainable Target Date 2035 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,351,836)	$1,334,238

Total Investment in Securities (cost $1,351,836)		$1,334,238
Cash		140
Receivable for investments sold		458
Total assets		1,334,836
Liabilities
Payable for investments purchased	$64
Accrued management fee	482
Distribution and service plan fees payable	155
Other payables and accrued expenses	29
Total Liabilities		730
Net Assets		$1,334,106
Net Assets consist of:
Paid in capital		$1,351,547
Total accumulated earnings (loss)		(17,441)
Net Assets		$1,334,106

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($128,007 ÷ 12,887 shares)(a)		$9.93
Maximum offering price per share (100/94.25 of $9.93)		$10.54
Class M :
Net Asset Value and redemption price per share ($99,234 ÷ 10,000 shares)(a)		$9.92
Maximum offering price per share (100/96.50 of $9.92)		$10.28
Class C :
Net Asset Value and offering price per share ($99,043 ÷ 10,000 shares)(a)		$9.90
Fidelity Sustainable Target Date 2035 Fund :
Net Asset Value, offering price and redemption price per share ($510,460 ÷ 51,337 shares)		$9.94
Class K :
Net Asset Value, offering price and redemption price per share ($99,465 ÷ 10,000 shares)		$9.95
Class K6 :
Net Asset Value, offering price and redemption price per share ($99,503 ÷ 10,000 shares)		$9.95
Class I :
Net Asset Value, offering price and redemption price per share ($99,426 ÷ 10,000 shares)		$9.94
Class Z :
Net Asset Value, offering price and redemption price per share ($99,465 ÷ 10,000 shares)		$9.95
Class Z6 :
Net Asset Value, offering price and redemption price per share ($99,503 ÷ 10,000 shares)		$9.95
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		For the period May 11, 2023 (commencement of operations) through September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,548
Income from Fidelity Central Funds		140
Total Income		4,688
Expenses
Management fee	$2,030
Distribution and service plan fees	713
Independent trustees' fees and expenses	1
Miscellaneous	32
Total Expenses		2,776
Net Investment income (loss)		1,912
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,755)
Total net realized gain (loss)		(1,755)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(17,598)
Total change in net unrealized appreciation (depreciation)		(17,598)
Net gain (loss)		(19,353)
Net increase (decrease) in net assets resulting from operations		$(17,441)
Statement of Changes in Net Assets

For the period May 11, 2023 (commencement of operations) through September 30, 2023 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,912
Net realized gain (loss)	(1,755)
Change in net unrealized appreciation (depreciation)	(17,598)
Net increase (decrease) in net assets resulting from operations	(17,441)

Share transactions - net increase (decrease)	1,351,547
Total increase (decrease) in net assets	1,334,106

Net Assets
Beginning of period	-
End of period	$1,334,106

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2035 Fund Class A

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	(.08)
Total from investment operations	(.07)
Net asset value, end of period	$9.93
Total Return D,E	(.70)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.72% H,I
Expenses net of fee waivers, if any	.72% H,I
Expenses net of all reductions	.72% H,I
Net investment income (loss)	.25% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$128
Portfolio turnover rate J	13% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2035 Fund Class M

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	(.08)
Total from investment operations	(.08)
Net asset value, end of period	$9.92
Total Return E,F	(.80)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.98% I,J
Expenses net of fee waivers, if any	.98% I,J
Expenses net of all reductions	.98% I,J
Net investment income (loss)	-% I,J,K
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rate L	13% M

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount represents less than .005%.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2035 Fund Class C

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)
Net realized and unrealized gain (loss)	(.08)
Total from investment operations	(.10)
Net asset value, end of period	$9.90
Total Return D,E	(1.00)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.48% H,I
Expenses net of fee waivers, if any	1.48% H,I
Expenses net of all reductions	1.48% H,I
Net investment income (loss)	(.50)% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rate J	13% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity® Sustainable Target Date 2035 Fund

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02
Net realized and unrealized gain (loss)	(.08)
Total from investment operations	(.06)
Net asset value, end of period	$9.94
Total Return D	(.60)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.47% G,H
Expenses net of fee waivers, if any	.47% G,H
Expenses net of all reductions	.47% G,H
Net investment income (loss)	.50% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$510
Portfolio turnover rate I	13% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity® Sustainable Target Date 2035 Fund Class K

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02
Net realized and unrealized gain (loss)	(.07)
Total from investment operations	(.05)
Net asset value, end of period	$9.95
Total Return D	(.50)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.38% G,H
Expenses net of fee waivers, if any	.38% G,H
Expenses net of all reductions	.38% G,H
Net investment income (loss)	.60% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rate I	13% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity® Sustainable Target Date 2035 Fund Class K6

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	(.08)
Total from investment operations	(.05)
Net asset value, end of period	$9.95
Total Return D	(.50)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.27% G,H
Expenses net of fee waivers, if any	.27% G,H
Expenses net of all reductions	.27% G,H
Net investment income (loss)	.70% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate I	13% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2035 Fund Class I

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02
Net realized and unrealized gain (loss)	(.08)
Total from investment operations	(.06)
Net asset value, end of period	$9.94
Total Return D	(.60)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.47% G,H
Expenses net of fee waivers, if any	.47% G,H
Expenses net of all reductions	.47% G,H
Net investment income (loss)	.50% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rate I	13% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2035 Fund Class Z

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02
Net realized and unrealized gain (loss)	(.07)
Total from investment operations	(.05)
Net asset value, end of period	$9.95
Total Return D	(.50)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.38% G,H
Expenses net of fee waivers, if any	.38% G,H
Expenses net of all reductions	.38% G,H
Net investment income (loss)	.60% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rate I	13% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2035 Fund Class Z6

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	(.08)
Total from investment operations	(.05)
Net asset value, end of period	$9.95
Total Return D	(.50)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.27% G,H
Expenses net of fee waivers, if any	.27% G,H
Expenses net of all reductions	.27% G,H
Net investment income (loss)	.70% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate I	13% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity® Sustainable Target Date 2040 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Sustainable U.S. Market Fund	46.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	27.9
Fidelity Series Sustainable Emerging Markets Fund	10.3
Fidelity Series Long-Term Treasury Bond Index Fund	6.0
Fidelity Series Treasury Bill Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.4
Fidelity Series Sustainable Investment Grade Bond Fund	0.4
100.0

Asset Allocation (% of Fund's net assets)

Fidelity® Sustainable Target Date 2040 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 46.7%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $620,813)	60,763	638,620

International Equity Funds - 38.2%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	14,150	140,655
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	39,563	382,175
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $540,855)		522,830

Bond Funds - 11.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	2,473	23,423
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	2,556	19,020
Fidelity Series International Developed Markets Bond Index Fund (a)	2,816	23,598
Fidelity Series Long-Term Treasury Bond Index Fund (a)	15,542	81,750
Fidelity Series Sustainable Investment Grade Bond Fund (a)	585	5,474
TOTAL BOND FUNDS (Cost $167,043)		153,265

Short-Term Funds - 3.9%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $53,233)	5,356	53,182

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,381,944)	1,367,897
NET OTHER ASSETS (LIABILITIES) - 0.0%	(114)
NET ASSETS - 100.0%	1,367,783

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,000,000	1,000,000	140	-	-	-	0.0%
Total	-	1,000,000	1,000,000	140	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	27,178	3,685	-	(25)	(45)	23,423
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	24,050	3,660	13	(91)	(1,279)	19,020
Fidelity Series International Developed Markets Bond Index Fund	-	24,962	838	33	(9)	(517)	23,598
Fidelity Series Long-Term Treasury Bond Index Fund	-	97,963	4,224	894	(231)	(11,758)	81,750
Fidelity Series Sustainable Emerging Markets Fund	-	149,062	5,072	-	(177)	(3,158)	140,655
Fidelity Series Sustainable Investment Grade Bond Fund	-	7,218	1,522	60	(41)	(181)	5,474
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-	411,739	14,268	-	(430)	(14,866)	382,175
Fidelity Series Sustainable U.S. Market Fund	-	667,510	46,843	-	145	17,808	638,620
Fidelity Series Treasury Bill Index Fund	-	66,157	12,923	1,013	(1)	(51)	53,182
	-	1,475,839	93,035	2,013	(860)	(14,047)	1,367,897

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	638,620	638,620	-	-

International Equity Funds	522,830	522,830	-	-

Bond Funds	153,265	153,265	-	-

Short-Term Funds	53,182	53,182	-	-
Total Investments in Securities:	1,367,897	1,367,897	-	-

Fidelity® Sustainable Target Date 2040 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,381,944)	$1,367,897

Total Investment in Securities (cost $1,381,944)		$1,367,897
Cash		140
Receivable for investments sold		395
Receivable for fund shares sold		95
Total assets		1,368,527
Liabilities
Payable for investments purchased	$25
Accrued management fee	516
Distribution and service plan fees payable	172
Other payables and accrued expenses	31
Total Liabilities		744
Net Assets		$1,367,783
Net Assets consist of:
Paid in capital		$1,383,316
Total accumulated earnings (loss)		(15,533)
Net Assets		$1,367,783

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($207,653 ÷ 20,735 shares)(a)		$10.01
Maximum offering price per share (100/94.25 of $10.01)		$10.62
Class M :
Net Asset Value and redemption price per share ($100,053 ÷ 10,000 shares)(a)		$10.01
Maximum offering price per share (100/96.50 of $10.01)		$10.37
Class C :
Net Asset Value and offering price per share ($99,860 ÷ 10,000 shares)(a)		$9.99
Fidelity Sustainable Target Date 2040 Fund :
Net Asset Value, offering price and redemption price per share ($458,750 ÷ 45,766 shares)		$10.02
Class K :
Net Asset Value, offering price and redemption price per share ($100,286 ÷ 10,000 shares)		$10.03
Class K6 :
Net Asset Value, offering price and redemption price per share ($100,324 ÷ 10,000 shares)		$10.03
Class I :
Net Asset Value, offering price and redemption price per share ($100,247 ÷ 10,000 shares)		$10.02
Class Z :
Net Asset Value, offering price and redemption price per share ($100,286 ÷ 10,000 shares)		$10.03
Class Z6 :
Net Asset Value, offering price and redemption price per share ($100,324 ÷ 10,000 shares)		$10.03
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		For the period May 11, 2023 (commencement of operations) through September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,013
Income from Fidelity Central Funds		140
Total Income		2,153
Expenses
Management fee	$2,008
Distribution and service plan fees	741
Independent trustees' fees and expenses	1
Miscellaneous	29
Total Expenses		2,779
Net Investment income (loss)		(626)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(860)
Total net realized gain (loss)		(860)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(14,047)
Total change in net unrealized appreciation (depreciation)		(14,047)
Net gain (loss)		(14,907)
Net increase (decrease) in net assets resulting from operations		$(15,533)
Statement of Changes in Net Assets

For the period May 11, 2023 (commencement of operations) through September 30, 2023 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(626)
Net realized gain (loss)	(860)
Change in net unrealized appreciation (depreciation)	(14,047)
Net increase (decrease) in net assets resulting from operations	(15,533)

Share transactions - net increase (decrease)	1,383,316
Total increase (decrease) in net assets	1,367,783

Net Assets
Beginning of period	-
End of period	$1,367,783

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2040 Fund Class A

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)
Net realized and unrealized gain (loss)	.02
Total from investment operations	.01
Net asset value, end of period	$10.01
Total Return D,E	.10%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.73% H,I
Expenses net of fee waivers, if any	.73% H,I
Expenses net of all reductions	.73% H,I
Net investment income (loss)	(.27)% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$208
Portfolio turnover rate J	8% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2040 Fund Class M

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)
Net realized and unrealized gain (loss)	.03
Total from investment operations	.01
Net asset value, end of period	$10.01
Total Return D,E	.10%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.99% H,I
Expenses net of fee waivers, if any	.99% H,I
Expenses net of all reductions	.99% H,I
Net investment income (loss)	(.53)% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate J	8% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2040 Fund Class C

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.04)
Net realized and unrealized gain (loss)	.03
Total from investment operations	(.01)
Net asset value, end of period	$9.99
Total Return D,E	(.10)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.48% H,I
Expenses net of fee waivers, if any	1.48% H,I
Expenses net of all reductions	1.48% H,I
Net investment income (loss)	(1.02)% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate J	8% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity® Sustainable Target Date 2040 Fund

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.02
Total from investment operations	.02
Net asset value, end of period	$10.02
Total Return E	.20%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48% H,I
Expenses net of fee waivers, if any	.48% H,I
Expenses net of all reductions	.48% H,I
Net investment income (loss)	(.02)% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$459
Portfolio turnover rate J	8% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity® Sustainable Target Date 2040 Fund Class K

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.03
Total from investment operations	.03
Net asset value, end of period	$10.03
Total Return E	.30%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39% H,I
Expenses net of fee waivers, if any	.39% H,I
Expenses net of all reductions	.39% H,I
Net investment income (loss)	.08% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate J	8% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity® Sustainable Target Date 2040 Fund Class K6

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	.02
Total from investment operations	.03
Net asset value, end of period	$10.03
Total Return D	.30%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.28% G,H
Expenses net of fee waivers, if any	.28% G,H
Expenses net of all reductions	.28% G,H
Net investment income (loss)	.18% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate I	8% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2040 Fund Class I

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.02
Total from investment operations	.02
Net asset value, end of period	$10.02
Total Return E	.20%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49% H,I
Expenses net of fee waivers, if any	.49% H,I
Expenses net of all reductions	.49% H,I
Net investment income (loss)	(.02)% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate J	8% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2040 Fund Class Z

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.03
Total from investment operations	.03
Net asset value, end of period	$10.03
Total Return E	.30%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39% H,I
Expenses net of fee waivers, if any	.39% H,I
Expenses net of all reductions	.39% H,I
Net investment income (loss)	.08% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate J	8% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2040 Fund Class Z6

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	.02
Total from investment operations	.03
Net asset value, end of period	$10.03
Total Return D	.30%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.28% G,H
Expenses net of fee waivers, if any	.28% G,H
Expenses net of all reductions	.28% G,H
Net investment income (loss)	.18% G,H
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate I	8% J

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity® Sustainable Target Date 2045 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Sustainable U.S. Market Fund	49.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	29.0
Fidelity Series Sustainable Emerging Markets Fund	10.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Treasury Bill Index Fund	3.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.7
Fidelity Series International Developed Markets Bond Index Fund	0.7
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
100.0

Asset Allocation (% of Fund's net assets)

Fidelity® Sustainable Target Date 2045 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 49.1%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $691,969)	67,765	712,207

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	15,619	155,249
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	43,522	420,425
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $595,679)		575,674

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	3,281	24,411
Fidelity Series International Developed Markets Bond Index Fund (a)	1,256	10,528
Fidelity Series Long-Term Treasury Bond Index Fund (a)	13,352	70,233
Fidelity Series Sustainable Investment Grade Bond Fund (a)	10	95
TOTAL BOND FUNDS (Cost $117,071)		105,267

Short-Term Funds - 3.9%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $56,455)	5,680	56,400

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,461,174)	1,449,548
NET OTHER ASSETS (LIABILITIES) - 0.0%	(71)
NET ASSETS - 100.0%	1,449,477

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,000,000	1,000,000	140	-	-	-	0.0%
Total	-	1,000,000	1,000,000	140	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	39,054	12,770	18	(238)	(1,635)	24,411
Fidelity Series International Developed Markets Bond Index Fund	-	12,850	2,183	4	(30)	(109)	10,528
Fidelity Series Long-Term Treasury Bond Index Fund	-	115,675	33,306	911	(2,083)	(10,053)	70,233
Fidelity Series Sustainable Emerging Markets Fund	-	210,851	51,333	-	(928)	(3,341)	155,249
Fidelity Series Sustainable Investment Grade Bond Fund	-	101	-	2	-	(6)	95
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-	580,524	141,158	-	(2,277)	(16,664)	420,425
Fidelity Series Sustainable U.S. Market Fund	-	961,762	269,365	-	(427)	20,237	712,207
Fidelity Series Treasury Bill Index Fund	-	87,025	30,568	1,177	(2)	(55)	56,400
	-	2,007,842	540,683	2,112	(5,985)	(11,626)	1,449,548

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	712,207	712,207	-	-

International Equity Funds	575,674	575,674	-	-

Bond Funds	105,267	105,267	-	-

Short-Term Funds	56,400	56,400	-	-
Total Investments in Securities:	1,449,548	1,449,548	-	-

Fidelity® Sustainable Target Date 2045 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,461,174)	$1,449,548

Total Investment in Securities (cost $1,461,174)		$1,449,548
Cash		140
Receivable for fund shares sold		1,063
Total assets		1,450,751
Liabilities
Payable for investments purchased	$489
Accrued management fee	604
Distribution and service plan fees payable	150
Other payables and accrued expenses	31
Total Liabilities		1,274
Net Assets		$1,449,477
Net Assets consist of:
Paid in capital		$1,467,999
Total accumulated earnings (loss)		(18,522)
Net Assets		$1,449,477

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($101,373 ÷ 10,103 shares)(a)		$10.03
Maximum offering price per share (100/94.25 of $10.03)		$10.64
Class M :
Net Asset Value and redemption price per share ($100,246 ÷ 10,000 shares)(a)		$10.02
Maximum offering price per share (100/96.50 of $10.02)		$10.38
Class C :
Net Asset Value and offering price per share ($100,052 ÷ 10,000 shares)(a)		$10.01
Fidelity Sustainable Target Date 2045 Fund :
Net Asset Value, offering price and redemption price per share ($645,377 ÷ 64,279 shares)		$10.04
Class K :
Net Asset Value, offering price and redemption price per share ($100,478 ÷ 10,000 shares)		$10.05
Class K6 :
Net Asset Value, offering price and redemption price per share ($100,517 ÷ 10,000 shares)		$10.05
Class I :
Net Asset Value, offering price and redemption price per share ($100,439 ÷ 10,000 shares)		$10.04
Class Z :
Net Asset Value, offering price and redemption price per share ($100,478 ÷ 10,000 shares)		$10.05
Class Z6 :
Net Asset Value, offering price and redemption price per share ($100,517 ÷ 10,000 shares)		$10.05
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		For the period May 11, 2023 (commencement of operations) through September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,112
Income from Fidelity Central Funds		140
Total Income		2,252
Expenses
Management fee	$2,430
Distribution and service plan fees	700
Independent trustees' fees and expenses	1
Miscellaneous	32
Total Expenses		3,163
Net Investment income (loss)		(911)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(5,985)
Total net realized gain (loss)		(5,985)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(11,626)
Total change in net unrealized appreciation (depreciation)		(11,626)
Net gain (loss)		(17,611)
Net increase (decrease) in net assets resulting from operations		$(18,522)
Statement of Changes in Net Assets

For the period May 11, 2023 (commencement of operations) through September 30, 2023 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(911)
Net realized gain (loss)	(5,985)
Change in net unrealized appreciation (depreciation)	(11,626)
Net increase (decrease) in net assets resulting from operations	(18,522)

Share transactions - net increase (decrease)	1,467,999
Total increase (decrease) in net assets	1,449,477

Net Assets
Beginning of period	-
End of period	$1,449,477

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2045 Fund Class A

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)
Net realized and unrealized gain (loss)	.04
Total from investment operations	.03
Net asset value, end of period	$10.03
Total Return D,E	.30%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.74% H,I
Expenses net of fee waivers, if any	.74% H,I
Expenses net of all reductions	.74% H,I
Net investment income (loss)	(.33)% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rate J	39% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2045 Fund Class M

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)
Net realized and unrealized gain (loss)	.04
Total from investment operations	.02
Net asset value, end of period	$10.02
Total Return D,E	.20%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.99% H,I
Expenses net of fee waivers, if any	.99% H,I
Expenses net of all reductions	.99% H,I
Net investment income (loss)	(.58)% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate J	39% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2045 Fund Class C

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.04)
Net realized and unrealized gain (loss)	.05
Total from investment operations	.01
Net asset value, end of period	$10.01
Total Return D,E	.10%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.49% H,I
Expenses net of fee waivers, if any	1.49% H,I
Expenses net of all reductions	1.49% H,I
Net investment income (loss)	(1.08)% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate J	39% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity® Sustainable Target Date 2045 Fund

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.04
Total from investment operations	.04
Net asset value, end of period	$10.04
Total Return E	.40%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49% H,I
Expenses net of fee waivers, if any	.49% H,I
Expenses net of all reductions	.49% H,I
Net investment income (loss)	(.08)% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$645
Portfolio turnover rate J	39% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity® Sustainable Target Date 2045 Fund Class K

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.05
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return E	.50%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39% H,I
Expenses net of fee waivers, if any	.39% H,I
Expenses net of all reductions	.39% H,I
Net investment income (loss)	.02% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate J	39% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity® Sustainable Target Date 2045 Fund Class K6

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.05
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return E	.50%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.29% H,I
Expenses net of fee waivers, if any	.29% H,I
Expenses net of all reductions	.29% H,I
Net investment income (loss)	.12% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rate J	39% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2045 Fund Class I

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.04
Total from investment operations	.04
Net asset value, end of period	$10.04
Total Return E	.40%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49% H,I
Expenses net of fee waivers, if any	.49% H,I
Expenses net of all reductions	.49% H,I
Net investment income (loss)	(.08)% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate J	39% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2045 Fund Class Z

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.05
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return E	.50%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39% H,I
Expenses net of fee waivers, if any	.39% H,I
Expenses net of all reductions	.39% H,I
Net investment income (loss)	.02% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate J	39% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2045 Fund Class Z6

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.05
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return E	.50%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.29% H,I
Expenses net of fee waivers, if any	.29% H,I
Expenses net of all reductions	.29% H,I
Net investment income (loss)	.12% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rate J	39% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity® Sustainable Target Date 2050 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Sustainable U.S. Market Fund	49.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	29.0
Fidelity Series Sustainable Emerging Markets Fund	10.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Treasury Bill Index Fund	3.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.7
Fidelity Series International Developed Markets Bond Index Fund	0.7
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
100.0

Asset Allocation (% of Fund's net assets)

Fidelity® Sustainable Target Date 2050 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 49.1%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $1,049,124)	101,087	1,062,429

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	23,326	231,861
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	64,976	627,666
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $893,603)		859,527

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	4,913	36,549
Fidelity Series International Developed Markets Bond Index Fund (a)	1,892	15,851
Fidelity Series Long-Term Treasury Bond Index Fund (a)	19,905	104,702
Fidelity Series Sustainable Investment Grade Bond Fund (a)	10	95
TOTAL BOND FUNDS (Cost $172,975)		157,197

Short-Term Funds - 3.9%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $83,943)	8,445	83,864

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,199,645)	2,163,017
NET OTHER ASSETS (LIABILITIES) - 0.0%	(71)
NET ASSETS - 100.0%	2,162,946

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,000,000	1,000,000	140	-	-	-	0.0%
Total	-	1,000,000	1,000,000	140	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	45,101	6,267	22	(120)	(2,165)	36,549
Fidelity Series International Developed Markets Bond Index Fund	-	16,046	3	5	-	(192)	15,851
Fidelity Series Long-Term Treasury Bond Index Fund	-	131,306	11,846	1,096	(1,344)	(13,414)	104,702
Fidelity Series Sustainable Emerging Markets Fund	-	239,458	42	-	(5)	(7,550)	231,861
Fidelity Series Sustainable Investment Grade Bond Fund	-	101	-	2	-	(6)	95
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-	654,314	113	-	(9)	(26,526)	627,666
Fidelity Series Sustainable U.S. Market Fund	-	1,085,759	36,506	-	(129)	13,305	1,062,429
Fidelity Series Treasury Bill Index Fund	-	98,206	14,261	1,409	(1)	(80)	83,864
	-	2,270,291	69,038	2,534	(1,608)	(36,628)	2,163,017

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,062,429	1,062,429	-	-

International Equity Funds	859,527	859,527	-	-

Bond Funds	157,197	157,197	-	-

Short-Term Funds	83,864	83,864	-	-
Total Investments in Securities:	2,163,017	2,163,017	-	-

Fidelity® Sustainable Target Date 2050 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $2,199,645)	$2,163,017

Total Investment in Securities (cost $2,199,645)		$2,163,017
Cash		140
Receivable for investments sold		367
Receivable for fund shares sold		436
Receivable from investment adviser for expense reductions		26
Total assets		2,163,986
Liabilities
Accrued management fee	$845
Distribution and service plan fees payable	153
Other payables and accrued expenses	42
Total Liabilities		1,040
Net Assets		$2,162,946
Net Assets consist of:
Paid in capital		$2,202,197
Total accumulated earnings (loss)		(39,251)
Net Assets		$2,162,946

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($115,383 ÷ 11,500 shares)(a)		$10.03
Maximum offering price per share (100/94.25 of $10.03)		$10.64
Class M :
Net Asset Value and redemption price per share ($100,240 ÷ 10,000 shares)(a)		$10.02
Maximum offering price per share (100/96.50 of $10.02)		$10.38
Class C :
Net Asset Value and offering price per share ($100,046 ÷ 10,000 shares)(a)		$10.00
Fidelity Sustainable Target Date 2050 Fund :
Net Asset Value, offering price and redemption price per share ($1,339,975 ÷ 133,447 shares)		$10.04
Class K :
Net Asset Value, offering price and redemption price per share ($100,473 ÷ 10,000 shares)		$10.05
Class K6 :
Net Asset Value, offering price and redemption price per share ($100,511 ÷ 10,000 shares)		$10.05
Class I :
Net Asset Value, offering price and redemption price per share ($105,334 ÷ 10,488 shares)		$10.04
Class Z :
Net Asset Value, offering price and redemption price per share ($100,473 ÷ 10,000 shares)		$10.05
Class Z6 :
Net Asset Value, offering price and redemption price per share ($100,511 ÷ 10,000 shares)		$10.05
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		For the period May 11, 2023 (commencement of operations) through September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,534
Income from Fidelity Central Funds		140
Total Income		2,674
Expenses
Management fee	$2,957
Distribution and service plan fees	714
Independent trustees' fees and expenses	2
Miscellaneous	42
Total expenses before reductions	3,715
Expense reductions	(26)
Total expenses after reductions		3,689
Net Investment income (loss)		(1,015)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,608)
Total net realized gain (loss)		(1,608)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(36,628)
Total change in net unrealized appreciation (depreciation)		(36,628)
Net gain (loss)		(38,236)
Net increase (decrease) in net assets resulting from operations		$(39,251)
Statement of Changes in Net Assets

For the period May 11, 2023 (commencement of operations) through September 30, 2023 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,015)
Net realized gain (loss)	(1,608)
Change in net unrealized appreciation (depreciation)	(36,628)
Net increase (decrease) in net assets resulting from operations	(39,251)

Share transactions - net increase (decrease)	2,202,197
Total increase (decrease) in net assets	2,162,946

Net Assets
Beginning of period	-
End of period	$2,162,946

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2050 Fund Class A

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)
Net realized and unrealized gain (loss)	.04
Total from investment operations	.03
Net asset value, end of period	$10.03
Total Return D,E,F	.30%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.75% I,J
Expenses net of fee waivers, if any	.74% I,J
Expenses net of all reductions	.74% I,J
Net investment income (loss)	(.33)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$115
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2050 Fund Class M

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)
Net realized and unrealized gain (loss)	.04
Total from investment operations	.02
Net asset value, end of period	$10.02
Total Return D,E,F	.20%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.00% I,J
Expenses net of fee waivers, if any	.99% I,J
Expenses net of all reductions	.99% I,J
Net investment income (loss)	(.58)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2050 Fund Class C

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.04)
Net realized and unrealized gain (loss)	.04
Net asset value, end of period	$10.00
Total Return D,E,F	-%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.50% I,J
Expenses net of fee waivers, if any	1.49% I,J
Expenses net of all reductions	1.49% I,J
Net investment income (loss)	(1.09)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity® Sustainable Target Date 2050 Fund

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.04
Total from investment operations	.04
Net asset value, end of period	$10.04
Total Return E,F	.40%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I,J
Expenses net of fee waivers, if any	.49% I,J
Expenses net of all reductions	.49% I,J
Net investment income (loss)	(.08)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$1,340
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity® Sustainable Target Date 2050 Fund Class K

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.05
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return E,F	.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I,J
Expenses net of fee waivers, if any	.39% I,J
Expenses net of all reductions	.39% I,J
Net investment income (loss)	.02% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity® Sustainable Target Date 2050 Fund Class K6

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.05
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return E,F	.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29% I,J
Expenses net of fee waivers, if any	.29% I,J
Expenses net of all reductions	.29% I,J
Net investment income (loss)	.12% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2050 Fund Class I

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.04
Total from investment operations	.04
Net asset value, end of period	$10.04
Total Return E,F	.40%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.50% I,J
Expenses net of fee waivers, if any	.49% I,J
Expenses net of all reductions	.49% I,J
Net investment income (loss)	(.08)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$105
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2050 Fund Class Z

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.05
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return E,F	.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I,J
Expenses net of fee waivers, if any	.39% I,J
Expenses net of all reductions	.39% I,J
Net investment income (loss)	.02% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2050 Fund Class Z6

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.05
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return E,F	.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29% I,J
Expenses net of fee waivers, if any	.29% I,J
Expenses net of all reductions	.29% I,J
Net investment income (loss)	.12% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity® Sustainable Target Date 2055 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Sustainable U.S. Market Fund	49.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	29.0
Fidelity Series Sustainable Emerging Markets Fund	10.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Treasury Bill Index Fund	3.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.7
Fidelity Series International Developed Markets Bond Index Fund	0.7
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
100.0

Asset Allocation (% of Fund's net assets)

Fidelity® Sustainable Target Date 2055 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 49.1%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $669,453)	65,642	689,896

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	15,149	150,576
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	42,198	407,633
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $578,003)		558,209

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	3,189	23,728
Fidelity Series International Developed Markets Bond Index Fund (a)	1,228	10,289
Fidelity Series Long-Term Treasury Bond Index Fund (a)	12,927	67,994
Fidelity Series Sustainable Investment Grade Bond Fund (a)	10	96
TOTAL BOND FUNDS (Cost $113,668)		102,107

Short-Term Funds - 3.9%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $54,487)	5,482	54,437

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,415,611)	1,404,649
NET OTHER ASSETS (LIABILITIES) - 0.0%	(43)
NET ASSETS - 100.0%	1,404,606

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,000,000	1,000,000	140	-	-	-	0.0%
Total	-	1,000,000	1,000,000	140	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	30,610	5,208	15	(115)	(1,559)	23,728
Fidelity Series International Developed Markets Bond Index Fund	-	10,422	-	4	-	(133)	10,289
Fidelity Series Long-Term Treasury Bond Index Fund	-	86,151	7,448	805	(845)	(9,864)	67,994
Fidelity Series Sustainable Emerging Markets Fund	-	153,856	24	-	-	(3,256)	150,576
Fidelity Series Sustainable Investment Grade Bond Fund	-	102	-	2	-	(6)	96
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-	424,241	68	-	(2)	(16,538)	407,633
Fidelity Series Sustainable U.S. Market Fund	-	698,000	28,604	-	56	20,444	689,896
Fidelity Series Treasury Bill Index Fund	-	64,701	10,213	1,042	(1)	(50)	54,437
	-	1,468,083	51,565	1,868	(907)	(10,962)	1,404,649

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	689,896	689,896	-	-

International Equity Funds	558,209	558,209	-	-

Bond Funds	102,107	102,107	-	-

Short-Term Funds	54,437	54,437	-	-
Total Investments in Securities:	1,404,649	1,404,649	-	-

Fidelity® Sustainable Target Date 2055 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,415,611)	$1,404,649

Total Investment in Securities (cost $1,415,611)		$1,404,649
Cash		141
Receivable for fund shares sold		5,000
Receivable from investment adviser for expense reductions		24
Total assets		1,409,814
Liabilities
Payable for investments purchased	$4,500
Accrued management fee	526
Distribution and service plan fees payable	150
Other payables and accrued expenses	32
Total Liabilities		5,208
Net Assets		$1,404,606
Net Assets consist of:
Paid in capital		$1,417,304
Total accumulated earnings (loss)		(12,698)
Net Assets		$1,404,606

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($100,344 ÷ 10,000 shares)(a)		$10.03
Maximum offering price per share (100/94.25 of $10.03)		$10.64
Class M :
Net Asset Value and redemption price per share ($100,248 ÷ 10,000 shares)(a)		$10.02
Maximum offering price per share (100/96.50 of $10.02)		$10.38
Class C :
Net Asset Value and offering price per share ($100,054 ÷ 10,000 shares)(a)		$10.01
Fidelity Sustainable Target Date 2055 Fund :
Net Asset Value, offering price and redemption price per share ($601,521 ÷ 59,881 shares)		$10.05
Class K :
Net Asset Value, offering price and redemption price per share ($100,480 ÷ 10,000 shares)		$10.05
Class K6 :
Net Asset Value, offering price and redemption price per share ($100,519 ÷ 10,000 shares)		$10.05
Class I :
Net Asset Value, offering price and redemption price per share ($100,441 ÷ 10,000 shares)		$10.04
Class Z :
Net Asset Value, offering price and redemption price per share ($100,480 ÷ 10,000 shares)		$10.05
Class Z6 :
Net Asset Value, offering price and redemption price per share ($100,519 ÷ 10,000 shares)		$10.05
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		For the period May 11, 2023 (commencement of operations) through September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,868
Income from Fidelity Central Funds		140
Total Income		2,008
Expenses
Management fee	$2,127
Distribution and service plan fees	700
Independent trustees' fees and expenses	1
Miscellaneous	35
Total expenses before reductions	2,863
Expense reductions	(26)
Total expenses after reductions		2,837
Net Investment income (loss)		(829)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(907)
Total net realized gain (loss)		(907)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(10,962)
Total change in net unrealized appreciation (depreciation)		(10,962)
Net gain (loss)		(11,869)
Net increase (decrease) in net assets resulting from operations		$(12,698)
Statement of Changes in Net Assets

For the period May 11, 2023 (commencement of operations) through September 30, 2023 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(829)
Net realized gain (loss)	(907)
Change in net unrealized appreciation (depreciation)	(10,962)
Net increase (decrease) in net assets resulting from operations	(12,698)

Share transactions - net increase (decrease)	1,417,304
Total increase (decrease) in net assets	1,404,606

Net Assets
Beginning of period	-
End of period	$1,404,606

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2055 Fund Class A

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)
Net realized and unrealized gain (loss)	.04
Total from investment operations	.03
Net asset value, end of period	$10.03
Total Return D,E,F	.30%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.74% I,J
Expenses net of fee waivers, if any	.74% I,J
Expenses net of all reductions	.74% I,J
Net investment income (loss)	(.32)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2055 Fund Class M

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)
Net realized and unrealized gain (loss)	.04
Total from investment operations	.02
Net asset value, end of period	$10.02
Total Return D,E,F	.20%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.99% I,J
Expenses net of fee waivers, if any	.99% I,J
Expenses net of all reductions	.99% I,J
Net investment income (loss)	(.57)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2055 Fund Class C

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.04)
Net realized and unrealized gain (loss)	.05
Total from investment operations	.01
Net asset value, end of period	$10.01
Total Return D,E,F	.10%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.50% I,J
Expenses net of fee waivers, if any	1.49% I,J
Expenses net of all reductions	1.49% I,J
Net investment income (loss)	(1.07)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity® Sustainable Target Date 2055 Fund

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.05
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return E,F	.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I,J
Expenses net of fee waivers, if any	.49% I,J
Expenses net of all reductions	.49% I,J
Net investment income (loss)	(.07)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$602
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity® Sustainable Target Date 2055 Fund Class K

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.05
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return E,F	.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I,J
Expenses net of fee waivers, if any	.39% I,J
Expenses net of all reductions	.39% I,J
Net investment income (loss)	.03% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity® Sustainable Target Date 2055 Fund Class K6

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.05
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return E,F	.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29% I,J
Expenses net of fee waivers, if any	.29% I,J
Expenses net of all reductions	.29% I,J
Net investment income (loss)	.13% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2055 Fund Class I

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.04
Total from investment operations	.04
Net asset value, end of period	$10.04
Total Return E,F	.40%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I,J
Expenses net of fee waivers, if any	.49% I,J
Expenses net of all reductions	.49% I,J
Net investment income (loss)	(.07)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2055 Fund Class Z

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.05
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return E,F	.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I,J
Expenses net of fee waivers, if any	.39% I,J
Expenses net of all reductions	.39% I,J
Net investment income (loss)	.03% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2055 Fund Class Z6

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.05
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return E,F	.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29% I,J
Expenses net of fee waivers, if any	.29% I,J
Expenses net of all reductions	.29% I,J
Net investment income (loss)	.13% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity® Sustainable Target Date 2060 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Sustainable U.S. Market Fund	49.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	29.0
Fidelity Series Sustainable Emerging Markets Fund	10.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Treasury Bill Index Fund	3.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.7
Fidelity Series International Developed Markets Bond Index Fund	0.7
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
100.0

Asset Allocation (% of Fund's net assets)

Fidelity® Sustainable Target Date 2060 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 49.1%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $599,264)	59,092	621,059

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	13,634	135,522
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	37,980	366,885
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $518,474)		502,407

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	2,869	21,346
Fidelity Series International Developed Markets Bond Index Fund (a)	1,101	9,229
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,641	61,230
Fidelity Series Sustainable Investment Grade Bond Fund (a)	10	96
TOTAL BOND FUNDS (Cost $102,383)		91,901

Short-Term Funds - 3.9%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $49,085)	4,938	49,037

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,269,206)	1,264,404
NET OTHER ASSETS (LIABILITIES) - 0.0%	(49)
NET ASSETS - 100.0%	1,264,355

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,000,000	1,000,000	140	-	-	-	0.0%
Total	-	1,000,000	1,000,000	140	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	28,025	5,144	14	(123)	(1,412)	21,346
Fidelity Series International Developed Markets Bond Index Fund	-	9,366	17	4	-	(120)	9,229
Fidelity Series Long-Term Treasury Bond Index Fund	-	77,617	6,695	746	(748)	(8,944)	61,230
Fidelity Series Sustainable Emerging Markets Fund	-	138,075	340	-	(21)	(2,192)	135,522
Fidelity Series Sustainable Investment Grade Bond Fund	-	102	-	2	-	(6)	96
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-	381,735	936	-	(39)	(13,875)	366,885
Fidelity Series Sustainable U.S. Market Fund	-	624,820	25,565	-	9	21,795	621,059
Fidelity Series Treasury Bill Index Fund	-	58,042	8,956	962	(1)	(48)	49,037
	-	1,317,782	47,653	1,728	(923)	(4,802)	1,264,404

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	621,059	621,059	-	-

International Equity Funds	502,407	502,407	-	-

Bond Funds	91,901	91,901	-	-

Short-Term Funds	49,037	49,037	-	-
Total Investments in Securities:	1,264,404	1,264,404	-	-

Fidelity® Sustainable Target Date 2060 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,269,206)	$1,264,404

Total Investment in Securities (cost $1,269,206)		$1,264,404
Cash		140
Receivable for fund shares sold		2,513
Receivable from investment adviser for expense reductions		26
Total assets		1,267,083
Liabilities
Payable for investments purchased	$2,063
Accrued management fee	473
Distribution and service plan fees payable	155
Other payables and accrued expenses	37
Total Liabilities		2,728
Net Assets		$1,264,355
Net Assets consist of:
Paid in capital		$1,270,892
Total accumulated earnings (loss)		(6,537)
Net Assets		$1,264,355

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($100,344 ÷ 10,000 shares)(a)		$10.03
Maximum offering price per share (100/94.25 of $10.03)		$10.64
Class M :
Net Asset Value and redemption price per share ($112,449 ÷ 11,217 shares)(a)		$10.02
Maximum offering price per share (100/96.50 of $10.02)		$10.38
Class C :
Net Asset Value and offering price per share ($100,053 ÷ 10,000 shares)(a)		$10.01
Fidelity Sustainable Target Date 2060 Fund :
Net Asset Value, offering price and redemption price per share ($449,072 ÷ 44,710 shares)		$10.04
Class K :
Net Asset Value, offering price and redemption price per share ($100,480 ÷ 10,000 shares)		$10.05
Class K6 :
Net Asset Value, offering price and redemption price per share ($100,518 ÷ 10,000 shares)		$10.05
Class I :
Net Asset Value, offering price and redemption price per share ($100,441 ÷ 10,000 shares)		$10.04
Class Z :
Net Asset Value, offering price and redemption price per share ($100,480 ÷ 10,000 shares)		$10.05
Class Z6 :
Net Asset Value, offering price and redemption price per share ($100,518 ÷ 10,000 shares)		$10.05
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		For the period May 11, 2023 (commencement of operations) through September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,728
Income from Fidelity Central Funds		140
Total Income		1,868
Expenses
Management fee	$1,949
Distribution and service plan fees	720
Independent trustees' fees and expenses	1
Miscellaneous	36
Total expenses before reductions	2,706
Expense reductions	(26)
Total expenses after reductions		2,680
Net Investment income (loss)		(812)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(923)
Total net realized gain (loss)		(923)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(4,802)
Total change in net unrealized appreciation (depreciation)		(4,802)
Net gain (loss)		(5,725)
Net increase (decrease) in net assets resulting from operations		$(6,537)
Statement of Changes in Net Assets

For the period May 11, 2023 (commencement of operations) through September 30, 2023 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(812)
Net realized gain (loss)	(923)
Change in net unrealized appreciation (depreciation)	(4,802)
Net increase (decrease) in net assets resulting from operations	(6,537)

Share transactions - net increase (decrease)	1,270,892
Total increase (decrease) in net assets	1,264,355

Net Assets
Beginning of period	-
End of period	$1,264,355

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2060 Fund Class A

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)
Net realized and unrealized gain (loss)	.04
Total from investment operations	.03
Net asset value, end of period	$10.03
Total Return D,E,F	.30%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.74% I,J
Expenses net of fee waivers, if any	.74% I,J
Expenses net of all reductions	.74% I,J
Net investment income (loss)	(.32)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2060 Fund Class M

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)
Net realized and unrealized gain (loss)	.04
Total from investment operations	.02
Net asset value, end of period	$10.02
Total Return D,E,F	.20%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.00% I,J
Expenses net of fee waivers, if any	.99% I,J
Expenses net of all reductions	.99% I,J
Net investment income (loss)	(.57)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$112
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2060 Fund Class C

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.04)
Net realized and unrealized gain (loss)	.05
Total from investment operations	.01
Net asset value, end of period	$10.01
Total Return D,E,F	.10%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.50% I,J
Expenses net of fee waivers, if any	1.49% I,J
Expenses net of all reductions	1.49% I,J
Net investment income (loss)	(1.07)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity® Sustainable Target Date 2060 Fund

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.04
Total from investment operations	.04
Net asset value, end of period	$10.04
Total Return E,F	.40%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I,J
Expenses net of fee waivers, if any	.49% I,J
Expenses net of all reductions	.49% I,J
Net investment income (loss)	(.07)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$449
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity® Sustainable Target Date 2060 Fund Class K

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.05
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return E,F	.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I,J
Expenses net of fee waivers, if any	.39% I,J
Expenses net of all reductions	.39% I,J
Net investment income (loss)	.03% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity® Sustainable Target Date 2060 Fund Class K6

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	.04
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return D,E	.50%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.29% H,I
Expenses net of fee waivers, if any	.29% H,I
Expenses net of all reductions	.29% H,I
Net investment income (loss)	.13% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rate J	4% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2060 Fund Class I

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.04
Total from investment operations	.04
Net asset value, end of period	$10.04
Total Return E,F	.40%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I,J
Expenses net of fee waivers, if any	.49% I,J
Expenses net of all reductions	.49% I,J
Net investment income (loss)	(.07)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2060 Fund Class Z

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.05
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return E,F	.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I,J
Expenses net of fee waivers, if any	.39% I,J
Expenses net of all reductions	.39% I,J
Net investment income (loss)	.03% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2060 Fund Class Z6

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	.04
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return D,E	.50%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.29% H,I
Expenses net of fee waivers, if any	.29% H,I
Expenses net of all reductions	.29% H,I
Net investment income (loss)	.13% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rate J	4% K

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity® Sustainable Target Date 2065 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Sustainable U.S. Market Fund	49.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	29.0
Fidelity Series Sustainable Emerging Markets Fund	10.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Treasury Bill Index Fund	3.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.7
Fidelity Series International Developed Markets Bond Index Fund	0.7
Fidelity Series Sustainable Investment Grade Bond Fund	0.0
100.0

Asset Allocation (% of Fund's net assets)

Fidelity® Sustainable Target Date 2065 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 49.1%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $542,511)	53,835	565,806

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	12,424	123,492
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	34,605	334,287
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $471,678)		457,779

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	2,614	19,450
Fidelity Series International Developed Markets Bond Index Fund (a)	1,004	8,414
Fidelity Series Long-Term Treasury Bond Index Fund (a)	10,604	55,775
Fidelity Series Sustainable Investment Grade Bond Fund (a)	10	95
TOTAL BOND FUNDS (Cost $93,645)		83,734

Short-Term Funds - 3.9%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $44,709)	4,498	44,665

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,152,543)	1,151,984
NET OTHER ASSETS (LIABILITIES) - 0.0%	(61)
NET ASSETS - 100.0%	1,151,923

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,000,000	1,000,000	140	-	-	-	0.0%
Total	-	1,000,000	1,000,000	140	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	25,921	5,014	13	(129)	(1,328)	19,450
Fidelity Series International Developed Markets Bond Index Fund	-	8,530	5	4	-	(111)	8,414
Fidelity Series Long-Term Treasury Bond Index Fund	-	70,838	5,932	699	(666)	(8,465)	55,775
Fidelity Series Sustainable Emerging Markets Fund	-	125,335	172	-	(7)	(1,664)	123,492
Fidelity Series Sustainable Investment Grade Bond Fund	-	101	-	2	-	(6)	95
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-	347,015	478	-	(14)	(12,236)	334,287
Fidelity Series Sustainable U.S. Market Fund	-	563,836	21,563	-	238	23,295	565,806
Fidelity Series Treasury Bill Index Fund	-	52,892	8,182	900	(1)	(44)	44,665
	-	1,194,468	41,346	1,618	(579)	(559)	1,151,984

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	565,806	565,806	-	-

International Equity Funds	457,779	457,779	-	-

Bond Funds	83,734	83,734	-	-

Short-Term Funds	44,665	44,665	-	-
Total Investments in Securities:	1,151,984	1,151,984	-	-

Fidelity® Sustainable Target Date 2065 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,152,543)	$1,151,984

Total Investment in Securities (cost $1,152,543)		$1,151,984
Cash		140
Receivable for investments sold		400
Receivable for fund shares sold		2
Receivable from investment adviser for expense reductions		24
Total assets		1,152,550
Liabilities
Payable for investments purchased	$19
Accrued management fee	424
Distribution and service plan fees payable	150
Proxy fee payable	34
Total Liabilities		627
Net Assets		$1,151,923
Net Assets consist of:
Paid in capital		$1,153,854
Total accumulated earnings (loss)		(1,931)
Net Assets		$1,151,923

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($100,339 ÷ 10,000 shares)(a)		$10.03
Maximum offering price per share (100/94.25 of $10.03)		$10.64
Class M :
Net Asset Value and redemption price per share ($100,243 ÷ 10,000 shares)(a)		$10.02
Maximum offering price per share (100/96.50 of $10.02)		$10.38
Class C :
Net Asset Value and offering price per share ($100,049 ÷ 10,000 shares)(a)		$10.00
Fidelity Sustainable Target Date 2065 Fund :
Net Asset Value, offering price and redemption price per share ($346,019 ÷ 34,452 shares)		$10.04
Class K :
Net Asset Value, offering price and redemption price per share ($100,475 ÷ 10,000 shares)		$10.05
Class K6 :
Net Asset Value, offering price and redemption price per share ($100,514 ÷ 10,000 shares)		$10.05
Class I :
Net Asset Value, offering price and redemption price per share ($103,295 ÷ 10,285 shares)		$10.04
Class Z :
Net Asset Value, offering price and redemption price per share ($100,475 ÷ 10,000 shares)		$10.05
Class Z6 :
Net Asset Value, offering price and redemption price per share ($100,514 ÷ 10,000 shares)		$10.05
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		For the period May 11, 2023 (commencement of operations) through September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,618
Income from Fidelity Central Funds		140
Total Income		1,758
Expenses
Management fee	$1,839
Distribution and service plan fees	700
Independent trustees' fees and expenses	1
Miscellaneous	34
Total expenses before reductions	2,574
Expense reductions	(23)
Total expenses after reductions		2,551
Net Investment income (loss)		(793)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(579)
Total net realized gain (loss)		(579)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(559)
Total change in net unrealized appreciation (depreciation)		(559)
Net gain (loss)		(1,138)
Net increase (decrease) in net assets resulting from operations		$(1,931)
Statement of Changes in Net Assets

For the period May 11, 2023 (commencement of operations) through September 30, 2023 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(793)
Net realized gain (loss)	(579)
Change in net unrealized appreciation (depreciation)	(559)
Net increase (decrease) in net assets resulting from operations	(1,931)

Share transactions - net increase (decrease)	1,153,854
Total increase (decrease) in net assets	1,151,923

Net Assets
Beginning of period	-
End of period	$1,151,923

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2065 Fund Class A

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)
Net realized and unrealized gain (loss)	.04
Total from investment operations	.03
Net asset value, end of period	$10.03
Total Return D,E,F	.30%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.74% I,J
Expenses net of fee waivers, if any	.74% I,J
Expenses net of all reductions	.74% I,J
Net investment income (loss)	(.33)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2065 Fund Class M

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)
Net realized and unrealized gain (loss)	.04
Total from investment operations	.02
Net asset value, end of period	$10.02
Total Return D,E,F	.20%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.99% I,J
Expenses net of fee waivers, if any	.99% I,J
Expenses net of all reductions	.99% I,J
Net investment income (loss)	(.58)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2065 Fund Class C

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.04)
Net realized and unrealized gain (loss)	.04
Net asset value, end of period	$10.00
Total Return D,E,F	-%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.50% I,J
Expenses net of fee waivers, if any	1.49% I,J
Expenses net of all reductions	1.49% I,J
Net investment income (loss)	(1.08)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Sustainable Target Date 2065 Fund

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.04
Total from investment operations	.04
Net asset value, end of period	$10.04
Total Return E,F	.40%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I,J
Expenses net of fee waivers, if any	.49% I,J
Expenses net of all reductions	.49% I,J
Net investment income (loss)	(.07)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$346
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity® Sustainable Target Date 2065 Fund Class K

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.05
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return E,F	.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I,J
Expenses net of fee waivers, if any	.39% I,J
Expenses net of all reductions	.39% I,J
Net investment income (loss)	.03% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity® Sustainable Target Date 2065 Fund Class K6

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.05
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return E,F	.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29% I,J
Expenses net of fee waivers, if any	.29% I,J
Expenses net of all reductions	.29% I,J
Net investment income (loss)	.13% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2065 Fund Class I

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.04
Total from investment operations	.04
Net asset value, end of period	$10.04
Total Return E,F	.40%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I,J
Expenses net of fee waivers, if any	.49% I,J
Expenses net of all reductions	.49% I,J
Net investment income (loss)	(.07)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$103
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2065 Fund Class Z

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.05
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return E,F	.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I,J
Expenses net of fee waivers, if any	.39% I,J
Expenses net of all reductions	.39% I,J
Net investment income (loss)	.03% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor® Sustainable Target Date 2065 Fund Class Z6

Six months ended (Unaudited) September 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.05
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return E,F	.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29% I,J
Expenses net of fee waivers, if any	.29% I,J
Expenses net of all reductions	.29% I,J
Net investment income (loss)	.13% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rate K	4% L

AFor the period May 11, 2023 (commencement of operations) through September 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended September 30, 2023

1. Organization.
Fidelity Sustainable Target Date Income Fund, Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity Sustainable Target Date 2035 Fund, Fidelity Sustainable Target Date 2040 Fund, Fidelity Sustainable Target Date 2045 Fund, Fidelity Sustainable Target Date 2050 Fund, Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund and Fidelity Sustainable Target Date 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Fidelity Sustainable Target Date, Class K, Class K6, Class I, Class Z and Class Z6, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I, Class Z and Class Z6 are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of September 30, 2023 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)

Fidelity Sustainable Target Date Income Fund	1,019,860	2,994	(37,035)	(34,041)
Fidelity Sustainable Target Date 2010 Fund	1,011,218	5,513	(37,614)	(32,101)
Fidelity Sustainable Target Date 2015 Fund	1,037,036	8,363	(39,513)	(31,150)
Fidelity Sustainable Target Date 2020 Fund	1,225,443	11,361	(46,547)	(35,186)
Fidelity Sustainable Target Date 2025 Fund	1,641,760	13,389	(72,780)	(59,391)
Fidelity Sustainable Target Date 2030 Fund	1,739,026	15,968	(64,383)	(48,415)
Fidelity Sustainable Target Date 2035 Fund	1,353,987	21,453	(41,202)	(19,749)
Fidelity Sustainable Target Date 2040 Fund	1,383,336	23,601	(39,040)	(15,439)
Fidelity Sustainable Target Date 2045 Fund	1,463,029	25,669	(39,150)	(13,481)
Fidelity Sustainable Target Date 2050 Fund	2,201,386	27,256	(65,625)	(38,369)
Fidelity Sustainable Target Date 2055 Fund	1,416,592	25,472	(37,415)	(11,943)
Fidelity Sustainable Target Date 2060 Fund	1,270,267	25,189	(31,052)	(5,863)
Fidelity Sustainable Target Date 2065 Fund	1,153,158	25,056	(26,230)	(1,174)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Target Date Income Fund	1,059,270	40,045
Fidelity Sustainable Target Date 2010 Fund	1,065,118	55,150
Fidelity Sustainable Target Date 2015 Fund	1,083,660	47,750
Fidelity Sustainable Target Date 2020 Fund	1,270,745	46,251
Fidelity Sustainable Target Date 2025 Fund	1,705,337	64,679
Fidelity Sustainable Target Date 2030 Fund	2,393,830	653,013
Fidelity Sustainable Target Date 2035 Fund	1,513,179	159,588
Fidelity Sustainable Target Date 2040 Fund	1,475,839	93,035
Fidelity Sustainable Target Date 2045 Fund	2,007,842	540,683
Fidelity Sustainable Target Date 2050 Fund	2,270,291	69,038
Fidelity Sustainable Target Date 2055 Fund	1,468,083	51,565
Fidelity Sustainable Target Date 2060 Fund	1,317,782	47,653
Fidelity Sustainable Target Date 2065 Fund	1,194,468	41,346
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I, Fidelity Sustainable Target Date Class)	Annual % of Class-Level Average Net Assets (Classes K, K6, Z, Z6)
Fidelity Sustainable Target Date Income Fund	.41%	.31%
Fidelity Sustainable Target Date 2010 Fund	.41%	.31%
Fidelity Sustainable Target Date 2015 Fund	.42%	.32%
Fidelity Sustainable Target Date 2020 Fund	.44%	.34%
Fidelity Sustainable Target Date 2025 Fund	.45%	.35%
Fidelity Sustainable Target Date 2030 Fund	.46%	.36%
Fidelity Sustainable Target Date 2035 Fund	.47%	.37%
Fidelity Sustainable Target Date 2040 Fund	.48%	.38%
Fidelity Sustainable Target Date 2045 Fund	.49%	.39%
Fidelity Sustainable Target Date 2050 Fund	.49%	.39%
Fidelity Sustainable Target Date 2055 Fund	.49%	.39%
Fidelity Sustainable Target Date 2060 Fund	.49%	.39%
Fidelity Sustainable Target Date 2065 Fund	.49%	.39%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 and Class Z6 of each Fund as necessary so that Class K6 and Class Z6 total expenses do not exceed certain amounts of Class K6 and Class Z6 average net assets, respectively, on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Classes K6, Z6)
Fidelity Sustainable Target Date Income Fund	.21%
Fidelity Sustainable Target Date 2010 Fund	.21%
Fidelity Sustainable Target Date 2015 Fund	.22%
Fidelity Sustainable Target Date 2020 Fund	.24%
Fidelity Sustainable Target Date 2025 Fund	.25%
Fidelity Sustainable Target Date 2030 Fund	.26%
Fidelity Sustainable Target Date 2035 Fund	.27%
Fidelity Sustainable Target Date 2040 Fund	.28%
Fidelity Sustainable Target Date 2045 Fund	.29%
Fidelity Sustainable Target Date 2050 Fund	.29%
Fidelity Sustainable Target Date 2055 Fund	.29%
Fidelity Sustainable Target Date 2060 Fund	.29%
Fidelity Sustainable Target Date 2065 Fund	.29%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Sustainable Target Date Income Fund
Class A	-%	.25%	$96	$96
Class M	.25%	.25%	192	192
Class C	.75%	.25%	383	383
			$671	$671
Fidelity Sustainable Target Date 2010 Fund
Class A	-%	.25%	$96	$96
Class M	.25%	.25%	192	192
Class C	.75%	.25%	385	385
			$673	$673
Fidelity Sustainable Target Date 2015 Fund
Class A	-%	.25%	$97	$97
Class M	.25%	.25%	194	194
Class C	.75%	.25%	387	387
			$678	$678
Fidelity Sustainable Target Date 2020 Fund
Class A	-%	.25%	$104	$97
Class M	.25%	.25%	194	194
Class C	.75%	.25%	388	388
			$686	$679
Fidelity Sustainable Target Date 2025 Fund
Class A	-%	.25%	$99	$97
Class M	.25%	.25%	196	98
Class C	.75%	.25%	389	389
			$684	$584
Fidelity Sustainable Target Date 2030 Fund
Class A	-%	.25%	$100	$100
Class M	.25%	.25%	208	196
Class C	.75%	.25%	392	392
			$700	$688
Fidelity Sustainable Target Date 2035 Fund
Class A	-%	.25%	$120	$98
Class M	.25%	.25%	198	198
Class C	.75%	.25%	395	395
			$713	$691
Fidelity Sustainable Target Date 2040 Fund
Class A	-%	.25%	$142	$99
Class M	.25%	.25%	200	200
Class C	.75%	.25%	399	399
			$741	$698
Fidelity Sustainable Target Date 2045 Fund
Class A	-%	.25%	$100	$100
Class M	.25%	.25%	200	200
Class C	.75%	.25%	400	400
			$700	$700
Fidelity Sustainable Target Date 2050 Fund
Class A	-%	.25%	$114	$100
Class M	.25%	.25%	200	200
Class C	.75%	.25%	400	400
			$714	$700
Fidelity Sustainable Target Date 2055 Fund
Class A	-%	.25%	$100	$100
Class M	.25%	.25%	200	200
Class C	.75%	.25%	400	400
			$700	$700
Fidelity Sustainable Target Date 2060 Fund
Class A	-%	.25%	$100	$100
Class M	.25%	.25%	220	200
Class C	.75%	.25%	400	400
			$720	$700
Fidelity Sustainable Target Date 2065 Fund
Class A	-%	.25%	$100	$100
Class M	.25%	.25%	200	200
Class C	.75%	.25%	400	400
			$700	$700

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Sustainable Target Date 2025 Fund
Class A	$71
$71
Fidelity Sustainable Target Date 2040 Fund
Class A	$11
$11

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Expense Reductions.
The investment adviser contractually agreed to reimburse certain Funds to the extent proxy and shareholder meeting expenses exceeded .003% of class-level average net assets on an annual basis. This reimbursement will remain in place through July 31, 2025. During the period this reimbursement reduced each applicable Fund's expenses as follows:

Reimbursement
Fidelity Sustainable Target Date 2050 Fund
Class A	$1
Class M	1
Class C	1
Fidelity Sustainable Target Date 2050 Fund	18
Class K	1
Class K6	1
Class I	1
Class Z	1
Class Z6	1
Fidelity Sustainable Target Date 2055 Fund
Class A	$2
Class M	2
Class C	2
Fidelity Sustainable Target Date 2055 Fund	10
Class K	2
Class K6	2
Class I	2
Class Z	2
Class Z6	2
Fidelity Sustainable Target Date 2060 Fund
Class A	$2
Class M	2
Class C	2
Fidelity Sustainable Target Date 2060 Fund	10
Class K	2
Class K6	2
Class I	2
Class Z	2
Class Z6	2
Fidelity Sustainable Target Date 2065 Fund
Class A	$2
Class M	2
Class C	2
Fidelity Sustainable Target Date 2065 Fund	7
Class K	2
Class K6	2
Class I	2
Class Z	2
Class Z6	2
7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

Six months ended September 30, 2023 A
Fidelity Sustainable Target Date Income Fund
Distributions to shareholders
Class A	$530
Class M	460
Class C	320
Fidelity Sustainable Target Date Income Fund	1,265
Class K	601
Class K6	601
Class I	600
Class Z	600
Class Z6	600
Total	$5,577

A For the period May 11, 2023 (commencement of operations) through September 30, 2023.
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Six months ended September 30, 2023 A	Six months ended September 30, 2023 A
Fidelity Sustainable Target Date Income Fund
Class A
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date Income Fund
Shares sold	21,435	$214,291
Reinvestment of distributions	128	1,264
Shares redeemed	(11)	(110)
Net increase (decrease)	21,552	$215,445
Class K
Shares sold	10,000	$100,000
Reinvestment of distributions	61	601
Net increase (decrease)	10,061	$100,601
Class K6
Shares sold	10,000	$100,000
Reinvestment of distributions	61	601
Net increase (decrease)	10,061	$100,601
Class I
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2010 Fund
Class A
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2010 Fund
Shares sold	21,093	$211,081
Shares redeemed	(1,092)	(11,082)
Net increase (decrease)	20,001	$199,999
Class K
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class K6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class I
Shares sold	10,300	$102,994
Net increase (decrease)	10,300	$102,994
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2015 Fund
Class A
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2015 Fund
Shares sold	23,011	$230,500
Shares redeemed	(49)	(491)
Net increase (decrease)	22,962	$230,009
Class K
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class K6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class I
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2020 Fund
Class A
Shares sold	13,992	$140,000
Net increase (decrease)	13,992	$140,000
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2020 Fund
Shares sold	37,206	$374,066
Shares redeemed	(1,450)	(14,519)
Net increase (decrease)	35,756	$359,547
Class K
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class K6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class I
Shares sold	11,994	$120,000
Net increase (decrease)	11,994	$120,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2025 Fund
Class A
Shares sold	10,936	$109,429
Net increase (decrease)	10,936	$109,429
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2025 Fund
Shares sold	80,675	$827,597
Shares redeemed	(107)	(1,052)
Net increase (decrease)	80,568	$826,545
Class K
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class K6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class I
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2030 Fund
Class A
Shares sold	10,586	$106,000
Net increase (decrease)	10,586	$106,000
Class M
Shares sold	10,876	$108,876
Net increase (decrease)	10,876	$108,876
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2030 Fund
Shares sold	145,907	$1,484,226
Shares redeemed	(57,703)	(582,313)
Net increase (decrease)	88,204	$901,913
Class K
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class K6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class I
Shares sold	11,974	$120,000
Net increase (decrease)	11,974	$120,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2035 Fund
Class A
Shares sold	12,887	$130,000
Net increase (decrease)	12,887	$130,000
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2035 Fund
Shares sold	62,429	$636,966
Shares redeemed	(11,092)	(115,419)
Net increase (decrease)	51,337	$521,547
Class K
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class K6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class I
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2040 Fund
Class A
Shares sold	21,067	$216,581
Shares redeemed	(332)	(3,536)
Net increase (decrease)	20,735	$213,045
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2040 Fund
Shares sold	50,260	$516,314
Shares redeemed	(4,494)	(46,043)
Net increase (decrease)	45,766	$470,271
Class K
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class K6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class I
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2045 Fund
Class A
Shares sold	10,103	$101,082
Net increase (decrease)	10,103	$101,082
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2045 Fund
Shares sold	111,302	$1,154,102
Shares redeemed	(47,023)	(487,185)
Net increase (decrease)	64,279	$666,917
Class K
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class K6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class I
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2050 Fund
Class A
Shares sold	11,500	$115,000
Net increase (decrease)	11,500	$115,000
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2050 Fund
Shares sold	133,529	$1,383,060
Shares redeemed	(82)	(863)
Net increase (decrease)	133,447	$1,382,197
Class K
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class K6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class I
Shares sold	10,488	$105,000
Net increase (decrease)	10,488	$105,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2055 Fund
Class A
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2055 Fund
Shares sold	59,937	$617,885
Shares redeemed	(56)	(581)
Net increase (decrease)	59,881	$617,304
Class K
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class K6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class I
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2060 Fund
Class A
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class M
Shares sold	11,217	$112,455
Net increase (decrease)	11,217	$112,455
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2060 Fund
Shares sold	45,026	$461,681
Shares redeemed	(316)	(3,244)
Net increase (decrease)	44,710	$458,437
Class K
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class K6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class I
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2065 Fund
Class A
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2065 Fund
Shares sold	34,598	$352,350
Shares redeemed	(146)	(1,496)
Net increase (decrease)	34,452	$350,854
Class K
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class K6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class I
Shares sold	10,285	$103,000
Net increase (decrease)	10,285	$103,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000

A For the period May 11, 2023 (commencement of operations) through September 30, 2023.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable Target Date Income Fund	79%
Fidelity Sustainable Target Date 2010 Fund	80%
Fidelity Sustainable Target Date 2015 Fund	78%
Fidelity Sustainable Target Date 2020 Fund	66%
Fidelity Sustainable Target Date 2025 Fund	50%
Fidelity Sustainable Target Date 2030 Fund	47%
Fidelity Sustainable Target Date 2035 Fund	60%
Fidelity Sustainable Target Date 2040 Fund	59%
Fidelity Sustainable Target Date 2045 Fund	55%
Fidelity Sustainable Target Date 2050 Fund	37%
Fidelity Sustainable Target Date 2055 Fund	57%
Fidelity Sustainable Target Date 2060 Fund	64%
Fidelity Sustainable Target Date 2065 Fund	70%

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Sustainable Target Date 2050 Fund
Fidelity Series Sustainable U.S. Market Fund	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series Sustainable Emerging Markets Fund	33%
Fidelity Series Sustainable Investment Grade Bond Fund	39%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	58%
Fidelity Series Sustainable U.S. Market Fund	67%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 11, 2023 to September 30, 2023) for each fund. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2023 to September 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value	Ending Account Value September 30, 2023	Expenses Paid During Period
Fidelity® Sustainable Target Date Income Fund
Class A	.67%
Actual		$ 1,000	$ 974.20	$ 2.58C
Hypothetical-B		$ 1,000	$ 1,021.65	$ 3.39D
Class M	.92%
Actual		$ 1,000	$ 973.50	$ 3.55C
Hypothetical-B		$ 1,000	$ 1,020.40	$ 4.65D
Class C	1.40%
Actual		$ 1,000	$ 971.10	$ 5.39C
Hypothetical-B		$ 1,000	$ 1,018.00	$ 7.06D
Fidelity® Sustainable Target Date Income Fund	.41%
Actual		$ 1,000	$ 974.90	$ 1.58C
Hypothetical-B		$ 1,000	$ 1,022.95	$ 2.07D
Class K	.31%
Actual		$ 1,000	$ 975.90	$ 1.20C
Hypothetical-B		$ 1,000	$ 1,023.45	$ 1.57D
Class K6	.22%
Actual		$ 1,000	$ 975.90	$ .85C
Hypothetical-B		$ 1,000	$ 1,023.90	$ 1.11D
Class I	.41%
Actual		$ 1,000	$ 975.90	$ 1.58C
Hypothetical-B		$ 1,000	$ 1,022.95	$ 2.07D
Class Z	.32%
Actual		$ 1,000	$ 975.90	$ 1.24C
Hypothetical-B		$ 1,000	$ 1,023.40	$ 1.62D
Class Z6	.21%
Actual		$ 1,000	$ 975.90	$ .81C
Hypothetical-B		$ 1,000	$ 1,023.95	$ 1.06D
Fidelity® Sustainable Target Date 2010 Fund
Class A	.66%
Actual		$ 1,000	$ 976.00	$ 2.55C
Hypothetical-B		$ 1,000	$ 1,021.70	$ 3.34D
Class M	.91%
Actual		$ 1,000	$ 975.00	$ 3.51C
Hypothetical-B		$ 1,000	$ 1,020.45	$ 4.60D
Class C	1.42%
Actual		$ 1,000	$ 973.00	$ 5.47C
Hypothetical-B		$ 1,000	$ 1,017.90	$ 7.16D
Fidelity® Sustainable Target Date 2010 Fund	.41%
Actual		$ 1,000	$ 977.00	$ 1.58C
Hypothetical-B		$ 1,000	$ 1,022.95	$ 2.07D
Class K	.31%
Actual		$ 1,000	$ 977.00	$ 1.20C
Hypothetical-B		$ 1,000	$ 1,023.45	$ 1.57D
Class K6	.21%
Actual		$ 1,000	$ 977.00	$ .81C
Hypothetical-B		$ 1,000	$ 1,023.95	$ 1.06D
Class I	.41%
Actual		$ 1,000	$ 977.00	$ 1.58C
Hypothetical-B		$ 1,000	$ 1,022.95	$ 2.07D
Class Z	.31%
Actual		$ 1,000	$ 977.00	$ 1.20C
Hypothetical-B		$ 1,000	$ 1,023.45	$ 1.57D
Class Z6	.21%
Actual		$ 1,000	$ 977.00	$ .81C
Hypothetical-B		$ 1,000	$ 1,023.95	$ 1.06D
Fidelity® Sustainable Target Date 2015 Fund
Class A	.67%
Actual		$ 1,000	$ 976.00	$ 2.59C
Hypothetical-B		$ 1,000	$ 1,021.65	$ 3.39D
Class M	.92%
Actual		$ 1,000	$ 975.00	$ 3.55C
Hypothetical-B		$ 1,000	$ 1,020.40	$ 4.65D
Class C	1.43%
Actual		$ 1,000	$ 974.00	$ 5.51C
Hypothetical-B		$ 1,000	$ 1,017.85	$ 7.21D
Fidelity® Sustainable Target Date 2015 Fund	.42%
Actual		$ 1,000	$ 977.00	$ 1.62C
Hypothetical-B		$ 1,000	$ 1,022.90	$ 2.12D
Class K	.32%
Actual		$ 1,000	$ 978.00	$ 1.24C
Hypothetical-B		$ 1,000	$ 1,023.40	$ 1.62D
Class K6	.22%
Actual		$ 1,000	$ 978.00	$ .85C
Hypothetical-B		$ 1,000	$ 1,023.90	$ 1.11D
Class I	.42%
Actual		$ 1,000	$ 977.00	$ 1.62C
Hypothetical-B		$ 1,000	$ 1,022.90	$ 2.12D
Class Z	.32%
Actual		$ 1,000	$ 978.00	$ 1.24C
Hypothetical-B		$ 1,000	$ 1,023.40	$ 1.62D
Class Z6	.22%
Actual		$ 1,000	$ 978.00	$ .85C
Hypothetical-B		$ 1,000	$ 1,023.90	$ 1.11D
Fidelity® Sustainable Target Date 2020 Fund
Class A	.69%
Actual		$ 1,000	$ 977.00	$ 2.66C
Hypothetical-B		$ 1,000	$ 1,021.55	$ 3.49D
Class M	.94%
Actual		$ 1,000	$ 976.00	$ 3.63C
Hypothetical-B		$ 1,000	$ 1,020.30	$ 4.75D
Class C	1.45%
Actual		$ 1,000	$ 974.00	$ 5.59C
Hypothetical-B		$ 1,000	$ 1,017.75	$ 7.31D
Fidelity® Sustainable Target Date 2020 Fund	.44%
Actual		$ 1,000	$ 978.00	$ 1.70C
Hypothetical-B		$ 1,000	$ 1,022.80	$ 2.23D
Class K	.34%
Actual		$ 1,000	$ 978.00	$ 1.31C
Hypothetical-B		$ 1,000	$ 1,023.30	$ 1.72D
Class K6	.24%
Actual		$ 1,000	$ 979.00	$ .93C
Hypothetical-B		$ 1,000	$ 1,023.80	$ 1.21D
Class I	.44%
Actual		$ 1,000	$ 978.00	$ 1.70C
Hypothetical-B		$ 1,000	$ 1,022.80	$ 2.23D
Class Z	.34%
Actual		$ 1,000	$ 978.00	$ 1.31C
Hypothetical-B		$ 1,000	$ 1,023.30	$ 1.72D
Class Z6	.24%
Actual		$ 1,000	$ 979.00	$ .93C
Hypothetical-B		$ 1,000	$ 1,023.80	$ 1.21D
Fidelity® Sustainable Target Date 2025 Fund
Class A	.70%
Actual		$ 1,000	$ 979.00	$ 2.71C
Hypothetical-B		$ 1,000	$ 1,021.50	$ 3.54D
Class M	.96%
Actual		$ 1,000	$ 978.00	$ 3.71C
Hypothetical-B		$ 1,000	$ 1,020.20	$ 4.85D
Class C	1.45%
Actual		$ 1,000	$ 976.00	$ 5.60C
Hypothetical-B		$ 1,000	$ 1,017.75	$ 7.31D
Fidelity® Sustainable Target Date 2025 Fund	.45%
Actual		$ 1,000	$ 980.00	$ 1.74C
Hypothetical-B		$ 1,000	$ 1,022.75	$ 2.28D
Class K	.35%
Actual		$ 1,000	$ 980.00	$ 1.35C
Hypothetical-B		$ 1,000	$ 1,023.25	$ 1.77D
Class K6	.25%
Actual		$ 1,000	$ 981.00	$ .97C
Hypothetical-B		$ 1,000	$ 1,023.75	$ 1.26D
Class I	.45%
Actual		$ 1,000	$ 980.00	$ 1.74C
Hypothetical-B		$ 1,000	$ 1,022.75	$ 2.28D
Class Z	.35%
Actual		$ 1,000	$ 980.00	$ 1.35C
Hypothetical-B		$ 1,000	$ 1,023.25	$ 1.77D
Class Z6	.25%
Actual		$ 1,000	$ 981.00	$ .97C
Hypothetical-B		$ 1,000	$ 1,023.75	$ 1.26D
Fidelity® Sustainable Target Date 2030 Fund
Class A	.71%
Actual		$ 1,000	$ 984.00	$ 2.75C
Hypothetical-B		$ 1,000	$ 1,021.45	$ 3.59D
Class M	.96%
Actual		$ 1,000	$ 983.00	$ 3.72C
Hypothetical-B		$ 1,000	$ 1,020.20	$ 4.85D
Class C	1.46%
Actual		$ 1,000	$ 981.00	$ 5.65C
Hypothetical-B		$ 1,000	$ 1,017.70	$ 7.36D
Fidelity® Sustainable Target Date 2030 Fund	.47%
Actual		$ 1,000	$ 985.00	$ 1.82C
Hypothetical-B		$ 1,000	$ 1,022.65	$ 2.38D
Class K	.36%
Actual		$ 1,000	$ 986.00	$ 1.40C
Hypothetical-B		$ 1,000	$ 1,023.20	$ 1.82D
Class K6	.26%
Actual		$ 1,000	$ 986.00	$ 1.01C
Hypothetical-B		$ 1,000	$ 1,023.70	$ 1.32D
Class I	.46%
Actual		$ 1,000	$ 985.00	$ 1.78C
Hypothetical-B		$ 1,000	$ 1,022.70	$ 2.33D
Class Z	.36%
Actual		$ 1,000	$ 986.00	$ 1.40C
Hypothetical-B		$ 1,000	$ 1,023.20	$ 1.82D
Class Z6	.26%
Actual		$ 1,000	$ 986.00	$ 1.01C
Hypothetical-B		$ 1,000	$ 1,023.70	$ 1.32D
Fidelity® Sustainable Target Date 2035 Fund
Class A	.72%
Actual		$ 1,000	$ 993.00	$ 2.80C
Hypothetical-B		$ 1,000	$ 1,021.40	$ 3.64D
Class M	.98%
Actual		$ 1,000	$ 992.00	$ 3.81C
Hypothetical-B		$ 1,000	$ 1,020.10	$ 4.95D
Class C	1.48%
Actual		$ 1,000	$ 990.00	$ 5.75C
Hypothetical-B		$ 1,000	$ 1,017.60	$ 7.47D
Fidelity® Sustainable Target Date 2035 Fund	.47%
Actual		$ 1,000	$ 994.00	$ 1.83C
Hypothetical-B		$ 1,000	$ 1,022.65	$ 2.38D
Class K	.38%
Actual		$ 1,000	$ 995.00	$ 1.48C
Hypothetical-B		$ 1,000	$ 1,023.10	$ 1.92D
Class K6	.27%
Actual		$ 1,000	$ 995.00	$ 1.05C
Hypothetical-B		$ 1,000	$ 1,023.65	$ 1.37D
Class I	.47%
Actual		$ 1,000	$ 994.00	$ 1.83C
Hypothetical-B		$ 1,000	$ 1,022.65	$ 2.38D
Class Z	.38%
Actual		$ 1,000	$ 995.00	$ 1.48C
Hypothetical-B		$ 1,000	$ 1,023.10	$ 1.92D
Class Z6	.27%
Actual		$ 1,000	$ 995.00	$ 1.05C
Hypothetical-B		$ 1,000	$ 1,023.65	$ 1.37D
Fidelity® Sustainable Target Date 2040 Fund
Class A	.73%
Actual		$ 1,000	$ 1,001.00	$ 2.85C
Hypothetical-B		$ 1,000	$ 1,021.35	$ 3.69D
Class M	.99%
Actual		$ 1,000	$ 1,001.00	$ 3.87C
Hypothetical-B		$ 1,000	$ 1,020.05	$ 5.00D
Class C	1.48%
Actual		$ 1,000	$ 999.00	$ 5.78C
Hypothetical-B		$ 1,000	$ 1,017.60	$ 7.47D
Fidelity® Sustainable Target Date 2040 Fund	.48%
Actual		$ 1,000	$ 1,002.00	$ 1.88C
Hypothetical-B		$ 1,000	$ 1,022.60	$ 2.43D
Class K	.39%
Actual		$ 1,000	$ 1,003.00	$ 1.53C
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97D
Class K6	.28%
Actual		$ 1,000	$ 1,003.00	$ 1.10C
Hypothetical-B		$ 1,000	$ 1,023.60	$ 1.42D
Class I	.49%
Actual		$ 1,000	$ 1,002.00	$ 1.92C
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48D
Class Z	.39%
Actual		$ 1,000	$ 1,003.00	$ 1.53C
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97D
Class Z6	.28%
Actual		$ 1,000	$ 1,003.00	$ 1.10C
Hypothetical-B		$ 1,000	$ 1,023.60	$ 1.42D
Fidelity® Sustainable Target Date 2045 Fund
Class A	.74%
Actual		$ 1,000	$ 1,003.00	$ 2.90C
Hypothetical-B		$ 1,000	$ 1,021.30	$ 3.74D
Class M	.99%
Actual		$ 1,000	$ 1,002.00	$ 3.87C
Hypothetical-B		$ 1,000	$ 1,020.05	$ 5.00D
Class C	1.49%
Actual		$ 1,000	$ 1,001.00	$ 5.82C
Hypothetical-B		$ 1,000	$ 1,017.55	$ 7.52D
Fidelity® Sustainable Target Date 2045 Fund	.49%
Actual		$ 1,000	$ 1,004.00	$ 1.92C
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48D
Class K	.39%
Actual		$ 1,000	$ 1,005.00	$ 1.53C
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97D
Class K6	.29%
Actual		$ 1,000	$ 1,005.00	$ 1.14C
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47D
Class I	.49%
Actual		$ 1,000	$ 1,004.00	$ 1.92C
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48D
Class Z	.39%
Actual		$ 1,000	$ 1,005.00	$ 1.53C
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97D
Class Z6	.29%
Actual		$ 1,000	$ 1,005.00	$ 1.14C
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47D
Fidelity® Sustainable Target Date 2050 Fund
Class A	.74%
Actual		$ 1,000	$ 1,003.00	$ 2.90C
Hypothetical-B		$ 1,000	$ 1,021.30	$ 3.74D
Class M	.99%
Actual		$ 1,000	$ 1,002.00	$ 3.87C
Hypothetical-B		$ 1,000	$ 1,020.05	$ 5.00D
Class C	1.49%
Actual		$ 1,000	$ 1,000.00	$ 5.82C
Hypothetical-B		$ 1,000	$ 1,017.55	$ 7.52D
Fidelity® Sustainable Target Date 2050 Fund	.49%
Actual		$ 1,000	$ 1,004.00	$ 1.92C
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48D
Class K	.39%
Actual		$ 1,000	$ 1,005.00	$ 1.53C
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97D
Class K6	.29%
Actual		$ 1,000	$ 1,005.00	$ 1.14C
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47D
Class I	.49%
Actual		$ 1,000	$ 1,004.00	$ 1.92C
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48D
Class Z	.39%
Actual		$ 1,000	$ 1,005.00	$ 1.53C
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97D
Class Z6	.29%
Actual		$ 1,000	$ 1,005.00	$ 1.14C
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47D
Fidelity® Sustainable Target Date 2055 Fund
Class A	.74%
Actual		$ 1,000	$ 1,003.00	$ 2.90C
Hypothetical-B		$ 1,000	$ 1,021.30	$ 3.74D
Class M	.99%
Actual		$ 1,000	$ 1,002.00	$ 3.87C
Hypothetical-B		$ 1,000	$ 1,020.05	$ 5.00D
Class C	1.49%
Actual		$ 1,000	$ 1,001.00	$ 5.82C
Hypothetical-B		$ 1,000	$ 1,017.55	$ 7.52D
Fidelity® Sustainable Target Date 2055 Fund	.49%
Actual		$ 1,000	$ 1,005.00	$ 1.92C
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48D
Class K	.39%
Actual		$ 1,000	$ 1,005.00	$ 1.53C
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97D
Class K6	.29%
Actual		$ 1,000	$ 1,005.00	$ 1.14C
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47D
Class I	.49%
Actual		$ 1,000	$ 1,004.00	$ 1.92C
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48D
Class Z	.39%
Actual		$ 1,000	$ 1,005.00	$ 1.53C
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97D
Class Z6	.29%
Actual		$ 1,000	$ 1,005.00	$ 1.14C
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47D
Fidelity® Sustainable Target Date 2060 Fund
Class A	.74%
Actual		$ 1,000	$ 1,003.00	$ 2.90C
Hypothetical-B		$ 1,000	$ 1,021.30	$ 3.74D
Class M	.99%
Actual		$ 1,000	$ 1,002.00	$ 3.87C
Hypothetical-B		$ 1,000	$ 1,020.05	$ 5.00D
Class C	1.49%
Actual		$ 1,000	$ 1,001.00	$ 5.82C
Hypothetical-B		$ 1,000	$ 1,017.55	$ 7.52D
Fidelity® Sustainable Target Date 2060 Fund	.49%
Actual		$ 1,000	$ 1,004.00	$ 1.92C
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48D
Class K	.39%
Actual		$ 1,000	$ 1,005.00	$ 1.53C
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97D
Class K6	.29%
Actual		$ 1,000	$ 1,005.00	$ 1.14C
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47D
Class I	.49%
Actual		$ 1,000	$ 1,004.00	$ 1.92C
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48D
Class Z	.39%
Actual		$ 1,000	$ 1,005.00	$ 1.53C
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97D
Class Z6	.29%
Actual		$ 1,000	$ 1,005.00	$ 1.14C
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47D
Fidelity® Sustainable Target Date 2065 Fund
Class A	.74%
Actual		$ 1,000	$ 1,003.00	$ 2.90C
Hypothetical-B		$ 1,000	$ 1,021.30	$ 3.74D
Class M	.99%
Actual		$ 1,000	$ 1,002.00	$ 3.87C
Hypothetical-B		$ 1,000	$ 1,020.05	$ 5.00D
Class C	1.49%
Actual		$ 1,000	$ 1,000.00	$ 5.82C
Hypothetical-B		$ 1,000	$ 1,017.55	$ 7.52D
Fidelity® Sustainable Target Date 2065 Fund	.49%
Actual		$ 1,000	$ 1,004.00	$ 1.92C
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48D
Class K	.39%
Actual		$ 1,000	$ 1,005.00	$ 1.53C
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97D
Class K6	.29%
Actual		$ 1,000	$ 1,005.00	$ 1.14C
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47D
Class I	.49%
Actual		$ 1,000	$ 1,004.00	$ 1.92C
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48D
Class Z	.39%
Actual		$ 1,000	$ 1,005.00	$ 1.53C
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97D
Class Z6	.29%
Actual		$ 1,000	$ 1,005.00	$ 1.14C
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 143 / 366 (to reflect the period May 11, 2023 to September 30, 2023) for each fund.

D   Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable Target Date Income Fund
Fidelity Sustainable Target Date 2010 Fund
Fidelity Sustainable Target Date 2015 Fund
Fidelity Sustainable Target Date 2020 Fund
Fidelity Sustainable Target Date 2025 Fund
Fidelity Sustainable Target Date 2030 Fund
Fidelity Sustainable Target Date 2035 Fund
Fidelity Sustainable Target Date 2040 Fund
Fidelity Sustainable Target Date 2045 Fund
Fidelity Sustainable Target Date 2050 Fund
Fidelity Sustainable Target Date 2055 Fund
Fidelity Sustainable Target Date 2060 Fund
Fidelity Sustainable Target Date 2065 Fund

At its September 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a management contract (the Advisory Contract) with Fidelity Management & Research Company LLC (FMR) for each fund (collectively, the "Advisory Contracts"). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered each fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the funds.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the funds. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The funds are new and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contract. The Board considered FMR's strength in managing asset allocation funds, which the Board is familiar with through its supervision of other target date funds. The Board also considered the fact that it oversees other funds managed by FMR that have sustainable or environmental, social and governance (ESG) focused investment policies.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the funds under the Advisory Contracts should benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's proposed class-level management fee rates, which will cover most expenses of the top-level fund and underlying Fidelity funds in which the funds invest (Series Funds). In reviewing the Advisory Contracts, the Board also considered the projected total expense ratio of each class of the fund. The Board noted that each fund's proposed class-level management fee rates rank above the median of its competitor funds because the majority of such competitor funds do not have top-level management fees. The Board noted that for this reason, Fidelity believes that a comparison of total expense ratios (including acquired fund fees and expenses) is more useful than comparisons of the unitary advisory fee paid by each class and the advisory fee paid by most competitor funds.
The Board considered the projected total expense ratio (including acquired fund fees and expenses) of each class of each fund. The Board noted that each fund offers multiple classes, with different sales load and 12b-1 fee structures, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board noted that the projected total expense ratio is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure for all funds and classes except for Class M of all funds, Class I of the 2065, 2060, 2055, 2050, 2045, 2020 and 2015 Sustainable Target Date Funds and the retail class of the Sustainable Target Date 2020 Fund, which rank above median.  In its review of the total expense ratio, the Board considered each fund's class-level management fee rate under the Advisory Contract, which varies by class. The Board noted that the difference in management fee rates between classes is the result of separate distribution or service arrangements and/or waivers of certain expenses for different classes. The Board further noted that such difference is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class. The Board considered that the proposed contractual arrangements for the funds oblige FMR to pay all "class-level" expenses of Class K6 and Class Z6 of each fund to the extent necessary to limit total operating expenses of each class (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, 12b-1 fees and extraordinary expenses, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the funds' securities lending program, if applicable) to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable by Class K6 and Class Z6 of each fund except by a vote of a majority of the Board.
Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of each fund were reasonable in light of the services that each fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The funds are new and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the funds at the time it approved the Advisory Contracts. In connection with its consideration of future renewals of each fund's Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the Series Funds in which the funds invest and servicing the funds' shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the funds and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be approved.

1.9909153.100
FST-SANN-1123
Fidelity Freedom® Blend Funds

Fidelity Freedom® Blend Income Fund
Fidelity Freedom® Blend 2005 Fund
Fidelity Freedom® Blend 2010 Fund
Fidelity Freedom® Blend 2015 Fund
Fidelity Freedom® Blend 2020 Fund
Fidelity Freedom® Blend 2025 Fund
Fidelity Freedom® Blend 2030 Fund
Fidelity Freedom® Blend 2035 Fund
Fidelity Freedom® Blend 2040 Fund
Fidelity Freedom® Blend 2045 Fund
Fidelity Freedom® Blend 2050 Fund
Fidelity Freedom® Blend 2055 Fund
Fidelity Freedom® Blend 2060 Fund
Fidelity Freedom® Blend 2065 Fund

Semi-Annual Report
September 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Fidelity Freedom® Blend Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Blend Income Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Investment Grade Bond Fund	11.7
Fidelity Series Government Bond Index Fund	11.6
Fidelity Series Investment Grade Securitized Fund	7.9
Fidelity Series Corporate Bond Fund	7.9
Fidelity Series Treasury Bill Index Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	4.6
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Government Money Market Fund 5.41%	2.3
80.5

Asset Allocation (% of Fund's net assets)

Futures - 3.6%

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend Income Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.35% 10/26/23 (b) (Cost $159,414)	160,000	159,436

Domestic Equity Funds - 7.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	96,754	1,311,022
Fidelity Series Commodity Strategy Fund (c)	6,789	672,820
Fidelity Series Large Cap Growth Index Fund (c)	49,134	828,886
Fidelity Series Large Cap Stock Fund (c)	49,866	912,554
Fidelity Series Large Cap Value Index Fund (c)	121,092	1,696,504
Fidelity Series Small Cap Core Fund (c)	419	4,142
Fidelity Series Small Cap Opportunities Fund (c)	33,591	414,507
Fidelity Series Value Discovery Fund (c)	42,738	625,687
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,014,120)		6,466,122

International Equity Funds - 13.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	47,943	660,656
Fidelity Series Emerging Markets Fund (c)	124,301	989,434
Fidelity Series Emerging Markets Opportunities Fund (c)	255,469	4,182,026
Fidelity Series International Growth Fund (c)	109,031	1,649,640
Fidelity Series International Index Fund (c)	56,782	621,193
Fidelity Series International Small Cap Fund (c)	31,382	478,570
Fidelity Series International Value Fund (c)	149,436	1,642,305
Fidelity Series Overseas Fund (c)	141,325	1,650,676
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,890,832)		11,874,500

Bond Funds - 68.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,914,472	18,130,052
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	10,612	78,957
Fidelity Series Corporate Bond Fund (c)	823,324	7,154,683
Fidelity Series Emerging Markets Debt Fund (c)	64,852	463,691
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	16,788	152,268
Fidelity Series Floating Rate High Income Fund (c)	10,120	91,380
Fidelity Series Government Bond Index Fund (c)	1,191,298	10,519,163
Fidelity Series High Income Fund (c)	61,043	492,003
Fidelity Series International Developed Markets Bond Index Fund (c)	432,780	3,626,700
Fidelity Series Investment Grade Bond Fund (c)	1,116,480	10,662,380
Fidelity Series Investment Grade Securitized Fund (c)	847,703	7,188,524
Fidelity Series Long-Term Treasury Bond Index Fund (c)	641,193	3,372,676
Fidelity Series Real Estate Income Fund (c)	10,614	99,134
TOTAL BOND FUNDS (Cost $70,876,656)		62,031,611

Short-Term Funds - 11.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	129,280	129,306
Fidelity Series Government Money Market Fund 5.41% (c)(f)	2,087,114	2,087,114
Fidelity Series Short-Term Credit Fund (c)	201,708	1,944,463
Fidelity Series Treasury Bill Index Fund (c)	621,047	6,167,001
TOTAL SHORT-TERM FUNDS (Cost $10,403,035)		10,327,884

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $99,344,057)	90,859,553
NET OTHER ASSETS (LIABILITIES) - 0.0%	4,406
NET ASSETS - 100.0%	90,863,959

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	19	Dec 2023	2,053,188	(37,769)	(37,769)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	22	Dec 2023	2,317,906	(17,983)	(17,983)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	4	Dec 2023	455,125	(21,705)	(21,705)

TOTAL PURCHASED					(77,457)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	4	Dec 2023	865,100	27,919	27,919
ICE MSCI EAFE Index Contracts (United States)	4	Dec 2023	408,300	14,031	14,031
ICE MSCI Emerging Markets Index Contracts (United States)	6	Dec 2023	286,650	8,141	8,141

TOTAL SOLD					50,091

TOTAL FUTURES CONTRACTS					(27,366)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.7%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $6,172,643.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $159,436.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	131,410	663,125	665,229	3,539	-	-	129,306	0.0%
Total	131,410	663,125	665,229	3,539	-	-	129,306

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	18,720,151	2,588,146	3,136,426	31	(21,127)	(20,692)	18,130,052
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	86,953	12,459	13,774	66	(850)	(5,831)	78,957
Fidelity Series Blue Chip Growth Fund	1,370,671	208,701	446,337	4,277	(31,423)	209,410	1,311,022
Fidelity Series Canada Fund	729,589	109,121	185,561	-	3,452	4,055	660,656
Fidelity Series Commodity Strategy Fund	654,798	153,482	134,858	15,522	1,073	(1,675)	672,820
Fidelity Series Corporate Bond Fund	7,327,940	1,152,523	951,920	149,527	(6,864)	(366,996)	7,154,683
Fidelity Series Emerging Markets Debt Fund	479,378	80,335	83,294	14,465	(1,792)	(10,936)	463,691
Fidelity Series Emerging Markets Debt Local Currency Fund	162,402	21,065	30,498	-	(587)	(114)	152,268
Fidelity Series Emerging Markets Fund	870,810	371,081	232,161	-	(8,569)	(11,727)	989,434
Fidelity Series Emerging Markets Opportunities Fund	4,604,380	418,132	831,540	-	(207,475)	198,529	4,182,026
Fidelity Series Floating Rate High Income Fund	88,790	16,459	15,472	4,042	123	1,480	91,380
Fidelity Series Government Bond Index Fund	10,815,552	1,800,128	1,476,598	147,480	(15,384)	(604,535)	10,519,163
Fidelity Series Government Money Market Fund 5.41%	2,109,137	363,935	385,958	54,544	-	-	2,087,114
Fidelity Series High Income Fund	497,430	81,977	79,977	14,969	(1,058)	(6,369)	492,003
Fidelity Series International Developed Markets Bond Index Fund	3,740,617	569,410	550,633	60,521	(15,924)	(116,770)	3,626,700
Fidelity Series International Growth Fund	1,695,258	280,660	259,300	-	(13,844)	(53,134)	1,649,640
Fidelity Series International Index Fund	697,661	100,557	171,997	-	(8,348)	3,320	621,193
Fidelity Series International Small Cap Fund	526,178	69,404	93,772	-	(8,443)	(14,797)	478,570
Fidelity Series International Value Fund	1,661,627	265,742	344,879	-	2,928	56,887	1,642,305
Fidelity Series Investment Grade Bond Fund	11,028,489	1,748,548	1,519,636	218,939	(38,581)	(556,440)	10,662,380
Fidelity Series Investment Grade Securitized Fund	7,584,776	1,168,212	1,103,886	141,006	(46,365)	(414,213)	7,188,524
Fidelity Series Large Cap Growth Index Fund	868,245	123,203	240,094	2,151	10,847	66,685	828,886
Fidelity Series Large Cap Stock Fund	938,461	150,075	213,094	21,169	13,862	23,250	912,554
Fidelity Series Large Cap Value Index Fund	1,761,829	279,446	363,837	-	2,721	16,345	1,696,504
Fidelity Series Long-Term Treasury Bond Index Fund	3,529,435	808,671	411,550	52,896	(11,853)	(542,027)	3,372,676
Fidelity Series Overseas Fund	1,693,652	265,208	267,342	-	11,932	(52,774)	1,650,676
Fidelity Series Real Estate Income Fund	162,929	27,683	90,448	4,465	(5,144)	4,114	99,134
Fidelity Series Short-Term Credit Fund	1,949,858	303,630	306,928	26,812	(4,533)	2,436	1,944,463
Fidelity Series Small Cap Core Fund	2,932	1,539	297	2	15	(47)	4,142
Fidelity Series Small Cap Opportunities Fund	422,272	83,359	96,662	2,016	1,836	3,702	414,507
Fidelity Series Treasury Bill Index Fund	6,271,904	1,032,264	1,124,356	161,050	(2,207)	(10,604)	6,167,001
Fidelity Series Value Discovery Fund	637,603	103,704	127,157	-	(2,815)	14,352	625,687
	93,691,707	14,758,859	15,290,242	1,095,950	(404,397)	(2,185,116)	90,570,811

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	159,436	-	159,436	-

Domestic Equity Funds	6,466,122	6,466,122	-	-

International Equity Funds	11,874,500	11,874,500	-	-

Bond Funds	62,031,611	62,031,611	-	-

Short-Term Funds	10,327,884	10,327,884	-	-
Total Investments in Securities:	90,859,553	90,700,117	159,436	-
Derivative Instruments: Assets
Futures Contracts	50,091	50,091	-	-
Total Assets	50,091	50,091	-	-
Liabilities
Futures Contracts	(77,457)	(77,457)	-	-
Total Liabilities	(77,457)	(77,457)	-	-
Total Derivative Instruments:	(27,366)	(27,366)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	50,091	0
Total Equity Risk	50,091	0
Interest Rate Risk
Futures Contracts (a)	0	(77,457)
Total Interest Rate Risk	0	(77,457)
Total Value of Derivatives	50,091	(77,457)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend Income Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $159,414)	$159,436
Fidelity Central Funds (cost $129,306)	129,306
Other affiliated issuers (cost $99,055,337)	90,570,811

Total Investment in Securities (cost $99,344,057)		$90,859,553
Cash		4,109
Receivable for investments sold		2,391,756
Receivable for fund shares sold		30,007
Distributions receivable from Fidelity Central Funds		676
Receivable for daily variation margin on futures contracts		11,497
Total assets		93,297,598
Liabilities
Payable for investments purchased	$235,779
Payable for fund shares redeemed	2,178,138
Accrued management fee	17,816
Distribution and service plan fees payable	920
Other payables and accrued expenses	986
Total Liabilities		2,433,639
Net Assets		$90,863,959
Net Assets consist of:
Paid in capital		$102,311,822
Total accumulated earnings (loss)		(11,447,863)
Net Assets		$90,863,959

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,825,930 ÷ 306,821 shares)(a)		$9.21
Maximum offering price per share (100/94.25 of $9.21)		$9.77
Class M :
Net Asset Value and redemption price per share ($119,457 ÷ 12,981 shares)(a)		$9.20
Maximum offering price per share (100/96.50 of $9.20)		$9.53
Class C :
Net Asset Value and offering price per share ($326,971 ÷ 35,949 shares)(a)		$9.10
Fidelity Freedom Blend Income Fund :
Net Asset Value, offering price and redemption price per share ($3,482,852 ÷ 377,612 shares)		$9.22
Class K :
Net Asset Value, offering price and redemption price per share ($2,959,461 ÷ 320,877 shares)		$9.22
Class K6 :
Net Asset Value, offering price and redemption price per share ($34,910,319 ÷ 3,781,931 shares)		$9.23
Class I :
Net Asset Value, offering price and redemption price per share ($1,888,027 ÷ 204,725 shares)		$9.22
Class Z :
Net Asset Value, offering price and redemption price per share ($1,342,499 ÷ 145,567 shares)		$9.22
Class Z6 :
Net Asset Value, offering price and redemption price per share ($20,919,580 ÷ 2,266,408 shares)		$9.23
Premier Class :
Net Asset Value, offering price and redemption price per share ($22,088,863 ÷ 2,395,182 shares)		$9.22
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,083,613
Interest		4,049
Income from Fidelity Central Funds		3,539
Total Income		1,091,201
Expenses
Management fee	$107,228
Distribution and service plan fees	5,657
Independent trustees' fees and expenses	155
Miscellaneous	990
Total expenses before reductions	114,030
Expense reductions	(273)
Total expenses after reductions		113,757
Net Investment income (loss)		977,444
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(404,397)
Futures contracts	(252,753)
Capital gain distributions from underlying funds:
Affiliated issuers	12,337
Total net realized gain (loss)		(644,813)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1
Affiliated issuers	(2,185,116)
Futures contracts	4,015
Total change in net unrealized appreciation (depreciation)		(2,181,100)
Net gain (loss)		(2,825,913)
Net increase (decrease) in net assets resulting from operations		$(1,848,469)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$977,444	$3,145,603
Net realized gain (loss)	(644,813)	(1,692,497)
Change in net unrealized appreciation (depreciation)	(2,181,100)	(4,972,089)
Net increase (decrease) in net assets resulting from operations	(1,848,469)	(3,518,983)
Distributions to shareholders	(940,211)	(4,136,034)

Share transactions - net increase (decrease)	(327,550)	12,703,140
Total increase (decrease) in net assets	(3,116,230)	5,048,123

Net Assets
Beginning of period	93,980,189	88,932,066
End of period	$90,863,959	$93,980,189

Financial Highlights
Fidelity Advisor Freedom® Blend Income Fund Class A

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.49	$10.39	$10.92	$9.98	$10.03	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.30	.20	.07	.16	.11
Net realized and unrealized gain (loss)	(.29)	(.79)	(.33)	1.12	.01	.08
Total from investment operations	(.21)	(.49)	(.13)	1.19	.17	.19
Distributions from net investment income	(.07)	(.29)	(.21)	(.08)	(.15)	(.11)
Distributions from net realized gain	-	(.13)	(.19)	(.17)	(.07)	(.05)
Total distributions	(.07)	(.41) D	(.40)	(.25)	(.22)	(.16)
Net asset value, end of period	$9.21	$9.49	$10.39	$10.92	$9.98	$10.03
Total Return E,F,G	(2.19)%	(4.59)%	(1.30)%	11.94%	1.60%	1.91%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.66% J,K	.66%	.71%	.71%	.71%	.71% J
Expenses net of fee waivers, if any	.66% J,K	.66%	.71%	.71%	.71%	.71% J
Expenses net of all reductions	.66% J,K	.66%	.71%	.71%	.71%	.71% J
Net investment income (loss)	1.69% J,K	3.17%	1.79%	.67%	1.55%	1.95% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,826	$2,927	$2,623	$1,423	$699	$107
Portfolio turnover rate L	32% J	42%	62%	49%	44%	48% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend Income Fund Class M

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.48	$10.38	$10.92	$9.98	$10.03	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.28	.17	.05	.13	.10
Net realized and unrealized gain (loss)	(.29)	(.79)	(.32)	1.11	.01	.07
Total from investment operations	(.22)	(.51)	(.15)	1.16	.14	.17
Distributions from net investment income	(.06)	(.26)	(.20)	(.05)	(.12)	(.09)
Distributions from net realized gain	-	(.13)	(.19)	(.17)	(.07)	(.05)
Total distributions	(.06)	(.39)	(.39)	(.22)	(.19)	(.14)
Net asset value, end of period	$9.20	$9.48	$10.38	$10.92	$9.98	$10.03
Total Return D,E,F	(2.32)%	(4.86)%	(1.51)%	11.65%	1.35%	1.76%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.91% I,J	.91%	.96%	.96%	.96%	.96% I
Expenses net of fee waivers, if any	.91% I,J	.91%	.96%	.96%	.96%	.96% I
Expenses net of all reductions	.91% I,J	.91%	.96%	.96%	.96%	.96% I
Net investment income (loss)	1.44% I,J	2.92%	1.54%	.42%	1.30%	1.70% I
Supplemental Data
Net assets, end of period (000 omitted)	$119	$118	$139	$195	$156	$102
Portfolio turnover rate K	32% I	42%	62%	49%	44%	48% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend Income Fund Class C

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.37	$10.27	$10.85	$9.95	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.23	.11	(.01)	.08	.07
Net realized and unrealized gain (loss)	(.27)	(.78)	(.31)	1.11	.01	.07
Total from investment operations	(.23)	(.55)	(.20)	1.10	.09	.14
Distributions from net investment income	(.04)	(.22)	(.18)	(.03)	(.08)	(.08)
Distributions from net realized gain	-	(.13)	(.19)	(.17)	(.07)	(.05)
Total distributions	(.04)	(.35)	(.38) D	(.20)	(.15)	(.13)
Net asset value, end of period	$9.10	$9.37	$10.27	$10.85	$9.95	$10.01
Total Return E,F,G	(2.52)%	(5.28)%	(2.04)%	11.10%	.85%	1.45%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.41% J,K	1.41%	1.46%	1.46%	1.46%	1.47% J,L
Expenses net of fee waivers, if any	1.41% J,K	1.41%	1.46%	1.46%	1.46%	1.47% J,L
Expenses net of all reductions	1.41% J,K	1.41%	1.46%	1.46%	1.46%	1.47% J,L
Net investment income (loss)	.94% J,K	2.42%	1.04%	(.09)%	.81%	1.19% J
Supplemental Data
Net assets, end of period (000 omitted)	$327	$357	$518	$711	$228	$123
Portfolio turnover rate M	32% J	42%	62%	49%	44%	48% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend Income Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.41	$10.93	$9.98	$10.03	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.33	.22	.10	.18	.13
Net realized and unrealized gain (loss)	(.29)	(.79)	(.31)	1.12	.01	.07
Total from investment operations	(.20)	(.46)	(.09)	1.22	.19	.20
Distributions from net investment income	(.09)	(.31)	(.23)	(.10)	(.17)	(.12)
Distributions from net realized gain	-	(.13)	(.19)	(.17)	(.07)	(.05)
Total distributions	(.09)	(.44)	(.43) D	(.27)	(.24)	(.17)
Net asset value, end of period	$9.22	$9.51	$10.41	$10.93	$9.98	$10.03
Total Return E,F	(2.15)%	(4.35)%	(1.01)%	12.29%	1.83%	2.04%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41% I,J	.41%	.46%	.46%	.46%	.46% I
Expenses net of fee waivers, if any	.41% I,J	.41%	.46%	.46%	.46%	.46% I
Expenses net of all reductions	.41% I,J	.41%	.46%	.46%	.46%	.46% I
Net investment income (loss)	1.94% I,J	3.42%	2.04%	.92%	1.80%	2.20% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,483	$4,705	$5,424	$5,977	$2,729	$378
Portfolio turnover rate K	32% I	42%	62%	49%	44%	48% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend Income Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.41	$10.94	$9.99	$10.04	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.33	.23	.11	.20	.13
Net realized and unrealized gain (loss)	(.30)	(.78)	(.32)	1.12	- D	.08
Total from investment operations	(.20)	(.45)	(.09)	1.23	.20	.21
Distributions from net investment income	(.09)	(.32)	(.25)	(.11)	(.18)	(.12)
Distributions from net realized gain	-	(.13)	(.19)	(.17)	(.07)	(.05)
Total distributions	(.09)	(.45)	(.44)	(.28)	(.25)	(.17)
Net asset value, end of period	$9.22	$9.51	$10.41	$10.94	$9.99	$10.04
Total Return E,F	(2.09)%	(4.23)%	(.99)%	12.37%	1.90%	2.20%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31% I,J	.31%	.36%	.36%	.36%	.36% I
Expenses net of fee waivers, if any	.31% I,J	.31%	.36%	.36%	.36%	.36% I
Expenses net of all reductions	.31% I,J	.31%	.36%	.36%	.36%	.36% I
Net investment income (loss)	2.04% I,J	3.52%	2.14%	1.02%	1.90%	2.30% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,959	$2,739	$1,069	$564	$404	$102
Portfolio turnover rate K	32% I	42%	62%	49%	44%	48% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend Income Fund Class K6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.42	$10.94	$9.99	$10.04	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.35	.25	.12	.21	.14
Net realized and unrealized gain (loss)	(.28)	(.80)	(.32)	1.12	- D	.08
Total from investment operations	(.18)	(.45)	(.07)	1.24	.21	.22
Distributions from net investment income	(.10)	(.33)	(.26)	(.12)	(.19)	(.13)
Distributions from net realized gain	-	(.13)	(.19)	(.17)	(.07)	(.05)
Total distributions	(.10)	(.46)	(.45)	(.29)	(.26)	(.18)
Net asset value, end of period	$9.23	$9.51	$10.42	$10.94	$9.99	$10.04
Total Return E,F	(1.95)%	(4.25)%	(.81)%	12.50%	1.97%	2.24%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I,J	.21%	.26%	.26%	.26%	.26% J
Expenses net of fee waivers, if any	.21% I,J	.21%	.26%	.26%	.26%	.26% J
Expenses net of all reductions	.21% I,J	.21%	.26%	.26%	.26%	.26% J
Net investment income (loss)	2.14% I,J	3.62%	2.24%	1.12%	2.00%	2.39% J
Supplemental Data
Net assets, end of period (000 omitted)	$34,910	$38,656	$35,899	$51,220	$38,898	$1,658
Portfolio turnover rate K	32% J	42%	62%	49%	44%	48% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend Income Fund Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.50	$10.41	$10.94	$9.99	$10.04	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.33	.22	.10	.19	.13
Net realized and unrealized gain (loss)	(.28)	(.80)	(.32)	1.13	(.01)	.08
Total from investment operations	(.19)	(.47)	(.10)	1.23	.18	.21
Distributions from net investment income	(.09)	(.31)	(.24)	(.11)	(.17)	(.12)
Distributions from net realized gain	-	(.13)	(.19)	(.17)	(.07)	(.05)
Total distributions	(.09)	(.44)	(.43)	(.28)	(.23) D	(.17)
Net asset value, end of period	$9.22	$9.50	$10.41	$10.94	$9.99	$10.04
Total Return E,F	(2.06)%	(4.43)%	(1.06)%	12.32%	1.76%	2.14%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41% I,J	.41%	.46%	.46%	.46%	.46% I
Expenses net of fee waivers, if any	.41% I,J	.41%	.46%	.46%	.46%	.46% I
Expenses net of all reductions	.41% I,J	.41%	.46%	.46%	.46%	.46% I
Net investment income (loss)	1.94% I,J	3.42%	2.04%	.92%	1.80%	2.20% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,888	$2,296	$2,512	$749	$242	$102
Portfolio turnover rate K	32% I	42%	62%	49%	44%	48% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend Income Fund Class Z

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.41	$10.94	$9.99	$10.04	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.34	.23	.11	.20	.13
Net realized and unrealized gain (loss)	(.30)	(.79)	(.32)	1.12	(.01)	.08
Total from investment operations	(.20)	(.45)	(.09)	1.23	.19	.21
Distributions from net investment income	(.09)	(.32)	(.25)	(.11)	(.18)	(.12)
Distributions from net realized gain	-	(.13)	(.19)	(.17)	(.07)	(.05)
Total distributions	(.09)	(.45)	(.44)	(.28)	(.24) D	(.17)
Net asset value, end of period	$9.22	$9.51	$10.41	$10.94	$9.99	$10.04
Total Return E,F	(2.09)%	(4.23)%	(.97)%	12.41%	1.86%	2.20%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31% I,J	.31%	.36%	.36%	.36%	.36% I
Expenses net of fee waivers, if any	.31% I,J	.31%	.36%	.36%	.36%	.36% I
Expenses net of all reductions	.31% I,J	.31%	.36%	.36%	.36%	.36% I
Net investment income (loss)	2.04% I,J	3.52%	2.14%	1.02%	1.90%	2.30% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,342	$989	$1,180	$1,026	$104	$102
Portfolio turnover rate K	32% I	42%	62%	49%	44%	48% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend Income Fund Class Z6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.42	$10.95	$10.00	$10.04	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.35	.24	.12	.21	.14
Net realized and unrealized gain (loss)	(.28)	(.80)	(.32)	1.12	- D	.08
Total from investment operations	(.18)	(.45)	(.08)	1.24	.21	.22
Distributions from net investment income	(.10)	(.33)	(.26)	(.12)	(.18)	(.13)
Distributions from net realized gain	-	(.13)	(.19)	(.17)	(.07)	(.05)
Total distributions	(.10)	(.46)	(.45)	(.29)	(.25)	(.18)
Net asset value, end of period	$9.23	$9.51	$10.42	$10.95	$10.00	$10.04
Total Return E,F	(1.93)%	(4.25)%	(.85)%	12.47%	2.04%	2.23%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I,J	.21%	.26%	.26%	.26%	.26% I
Expenses net of fee waivers, if any	.21% I,J	.21%	.26%	.26%	.26%	.26% I
Expenses net of all reductions	.21% I,J	.21%	.26%	.26%	.26%	.26% I
Net investment income (loss)	2.14% I,J	3.62%	2.24%	1.12%	2.00%	2.40% I
Supplemental Data
Net assets, end of period (000 omitted)	$20,920	$19,737	$16,068	$196	$154	$102
Portfolio turnover rate K	32% I	42%	62%	49%	44%	48% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend Income Fund Premier Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.41	$11.01
Income from Investment Operations
Net investment income (loss) B,C	.10	.35	.37
Net realized and unrealized gain (loss)	(.29)	(.79)	(.52)
Total from investment operations	(.19)	(.44)	(.15)
Distributions from net investment income	(.10)	(.33)	(.26)
Distributions from net realized gain	-	(.13)	(.19)
Total distributions	(.10)	(.46)	(.45)
Net asset value, end of period	$9.22	$9.51	$10.41
Total Return D,E	(2.02)%	(4.14)%	(1.52)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.19% H,I	.19%	.24% H
Expenses net of fee waivers, if any	.19% H,I	.19%	.24% H
Expenses net of all reductions	.19% H,I	.19%	.24% H
Net investment income (loss)	2.16% H,I	3.64%	3.43% H
Supplemental Data
Net assets, end of period (000 omitted)	$22,089	$21,456	$23,501
Portfolio turnover rate J	32% H	42%	62%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2005 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Investment Grade Bond Fund	12.4
Fidelity Series Government Bond Index Fund	12.2
Fidelity Series Investment Grade Securitized Fund	8.4
Fidelity Series Corporate Bond Fund	8.3
Fidelity Series Treasury Bill Index Fund	6.0
Fidelity Series Emerging Markets Opportunities Fund	4.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Government Money Market Fund 5.41%	2.1
81.8

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Fidelity Freedom® Blend 2005 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 6.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	21,320	288,883
Fidelity Series Commodity Strategy Fund (a)	1,739	172,329
Fidelity Series Large Cap Growth Index Fund (a)	10,826	182,634
Fidelity Series Large Cap Stock Fund (a)	10,990	201,109
Fidelity Series Large Cap Value Index Fund (a)	26,686	373,874
Fidelity Series Small Cap Core Fund (a)	94	930
Fidelity Series Small Cap Opportunities Fund (a)	7,402	91,338
Fidelity Series Value Discovery Fund (a)	9,418	137,872
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,250,452)		1,448,969

International Equity Funds - 12.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	11,300	155,717
Fidelity Series Emerging Markets Fund (a)	31,093	247,497
Fidelity Series Emerging Markets Opportunities Fund (a)	60,504	990,451
Fidelity Series International Growth Fund (a)	25,635	387,855
Fidelity Series International Index Fund (a)	13,393	146,524
Fidelity Series International Small Cap Fund (a)	7,659	116,800
Fidelity Series International Value Fund (a)	35,072	385,436
Fidelity Series Overseas Fund (a)	33,228	388,099
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,705,650)		2,818,379

Bond Funds - 71.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	482,482	4,569,109
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	19,112	142,195
Fidelity Series Corporate Bond Fund (a)	218,852	1,901,822
Fidelity Series Emerging Markets Debt Fund (a)	16,555	118,366
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	4,391	39,830
Fidelity Series Floating Rate High Income Fund (a)	2,720	24,557
Fidelity Series Government Bond Index Fund (a)	316,604	2,795,615
Fidelity Series High Income Fund (a)	15,686	126,429
Fidelity Series International Developed Markets Bond Index Fund (a)	109,712	919,385
Fidelity Series Investment Grade Bond Fund (a)	296,737	2,833,834
Fidelity Series Investment Grade Securitized Fund (a)	225,362	1,911,067
Fidelity Series Long-Term Treasury Bond Index Fund (a)	179,944	946,506
Fidelity Series Real Estate Income Fund (a)	3,119	29,131
TOTAL BOND FUNDS (Cost $18,465,510)		16,357,846

Short-Term Funds - 9.9%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.41% (a)(c)	469,191	469,191
Fidelity Series Short-Term Credit Fund (a)	43,403	418,401
Fidelity Series Treasury Bill Index Fund (a)	138,139	1,371,725
TOTAL SHORT-TERM FUNDS (Cost $2,275,427)		2,259,317

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $24,697,039)	22,884,511
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,695)
NET ASSETS - 100.0%	22,881,816

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4,510,161	581,600	514,206	8	(9,184)	738	4,569,109
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	203,562	15,030	63,301	126	(8,255)	(4,841)	142,195
Fidelity Series Blue Chip Growth Fund	323,282	47,515	122,251	961	(4,086)	44,423	288,883
Fidelity Series Canada Fund	175,033	22,616	43,695	-	5,104	(3,341)	155,717
Fidelity Series Commodity Strategy Fund	171,206	31,573	30,541	3,970	50	41	172,329
Fidelity Series Corporate Bond Fund	1,908,388	269,832	179,985	38,290	(16,147)	(80,266)	1,901,822
Fidelity Series Emerging Markets Debt Fund	119,002	18,923	16,360	3,558	(2,507)	(692)	118,366
Fidelity Series Emerging Markets Debt Local Currency Fund	40,291	4,862	5,086	-	(343)	106	39,830
Fidelity Series Emerging Markets Fund	176,285	100,029	23,890	-	1,391	(6,318)	247,497
Fidelity Series Emerging Markets Opportunities Fund	988,748	209,824	203,852	-	(20,518)	16,249	990,451
Fidelity Series Floating Rate High Income Fund	22,928	3,446	2,229	1,033	9	403	24,557
Fidelity Series Government Bond Index Fund	2,805,879	412,018	263,054	37,752	(7,483)	(151,745)	2,795,615
Fidelity Series Government Money Market Fund 5.41%	517,762	87,310	135,881	13,436	-	-	469,191
Fidelity Series High Income Fund	124,156	16,662	12,525	3,695	(272)	(1,592)	126,429
Fidelity Series International Developed Markets Bond Index Fund	929,064	125,258	101,678	14,717	(5,884)	(27,375)	919,385
Fidelity Series International Growth Fund	406,223	54,586	56,786	-	380	(16,548)	387,855
Fidelity Series International Index Fund	168,413	20,737	41,516	-	3,179	(4,289)	146,524
Fidelity Series International Small Cap Fund	134,285	11,248	23,094	-	(2,605)	(3,034)	116,800
Fidelity Series International Value Fund	405,156	44,989	79,066	-	4,191	10,166	385,436
Fidelity Series Investment Grade Bond Fund	2,868,648	391,343	272,869	56,016	(2,236)	(151,052)	2,833,834
Fidelity Series Investment Grade Securitized Fund	1,967,420	259,709	197,473	36,054	(19,550)	(99,039)	1,911,067
Fidelity Series Large Cap Growth Index Fund	204,899	29,194	69,056	490	18,988	(1,391)	182,634
Fidelity Series Large Cap Stock Fund	224,843	34,308	66,878	4,667	10,092	(1,256)	201,109
Fidelity Series Large Cap Value Index Fund	419,893	62,161	113,095	-	12,309	(7,394)	373,874
Fidelity Series Long-Term Treasury Bond Index Fund	906,762	266,391	80,474	13,586	(14,487)	(131,686)	946,506
Fidelity Series Overseas Fund	405,817	50,780	58,681	-	2,321	(12,138)	388,099
Fidelity Series Real Estate Income Fund	42,837	5,197	18,508	1,182	(771)	376	29,131
Fidelity Series Short-Term Credit Fund	413,477	50,287	45,012	5,557	(636)	285	418,401
Fidelity Series Small Cap Core Fund	2,808	-	1,766	1	(21)	(91)	930
Fidelity Series Small Cap Opportunities Fund	102,569	12,601	24,953	453	16	1,105	91,338
Fidelity Series Treasury Bill Index Fund	1,486,424	216,616	328,458	37,143	(260)	(2,597)	1,371,725
Fidelity Series Value Discovery Fund	153,569	22,551	41,135	-	2,325	562	137,872
	23,329,790	3,479,196	3,237,354	272,695	(54,890)	(632,231)	22,884,511

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,448,969	1,448,969	-	-

International Equity Funds	2,818,379	2,818,379	-	-

Bond Funds	16,357,846	16,357,846	-	-

Short-Term Funds	2,259,317	2,259,317	-	-
Total Investments in Securities:	22,884,511	22,884,511	-	-

Fidelity Freedom® Blend 2005 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $24,697,039)	$22,884,511

Total Investment in Securities (cost $24,697,039)		$22,884,511
Cash		242
Receivable for investments sold		141,097
Receivable for fund shares sold		9,709
Total assets		23,035,559
Liabilities
Payable for investments purchased	$147,064
Payable for fund shares redeemed	2,010
Accrued management fee	4,166
Distribution and service plan fees payable	212
Other payables and accrued expenses	291
Total Liabilities		153,743
Net Assets		$22,881,816
Net Assets consist of:
Paid in capital		$25,392,812
Total accumulated earnings (loss)		(2,510,996)
Net Assets		$22,881,816

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($259,381 ÷ 28,003 shares)(a)		$9.26
Maximum offering price per share (100/94.25 of $9.26)		$9.82
Class M :
Net Asset Value and redemption price per share ($122,336 ÷ 13,253 shares)(a)		$9.23
Maximum offering price per share (100/96.50 of $9.23)		$9.56
Class C :
Net Asset Value and offering price per share ($126,089 ÷ 13,777 shares)(a)		$9.15
Fidelity Freedom Blend 2005 Fund :
Net Asset Value, offering price and redemption price per share ($709,374 ÷ 76,436 shares)		$9.28
Class K :
Net Asset Value, offering price and redemption price per share ($96,988 ÷ 10,391 shares)		$9.33
Class K6 :
Net Asset Value, offering price and redemption price per share ($8,663,213 ÷ 931,715 shares)		$9.30
Class I :
Net Asset Value, offering price and redemption price per share ($201,447 ÷ 21,732 shares)		$9.27
Class Z :
Net Asset Value, offering price and redemption price per share ($102,412 ÷ 11,012 shares)		$9.30
Class Z6 :
Net Asset Value, offering price and redemption price per share ($3,660,069 ÷ 393,918 shares)		$9.29
Premier Class :
Net Asset Value, offering price and redemption price per share ($8,940,507 ÷ 963,196 shares)		$9.28
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$269,975
Expenses
Management fee	$24,772
Distribution and service plan fees	1,300
Independent trustees' fees and expenses	38
Miscellaneous	302
Total expenses before reductions	26,412
Expense reductions	(6)
Total expenses after reductions		26,406
Net Investment income (loss)		243,569
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(54,890)
Capital gain distributions from underlying funds:
Affiliated issuers	2,720
Total net realized gain (loss)		(52,170)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(632,231)
Total change in net unrealized appreciation (depreciation)		(632,231)
Net gain (loss)		(684,401)
Net increase (decrease) in net assets resulting from operations		$(440,832)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$243,569	$837,848
Net realized gain (loss)	(52,170)	(633,248)
Change in net unrealized appreciation (depreciation)	(632,231)	(1,216,144)
Net increase (decrease) in net assets resulting from operations	(440,832)	(1,011,544)
Distributions to shareholders	(99,119)	(1,165,699)

Share transactions - net increase (decrease)	92,447	348,724
Total increase (decrease) in net assets	(447,504)	(1,828,519)

Net Assets
Beginning of period	23,329,320	25,157,839
End of period	$22,881,816	$23,329,320

Financial Highlights
Fidelity Advisor Freedom® Blend 2005 Fund Class A

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.49	$10.44	$11.02	$9.85	$9.99	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.30	.19	.07	.16	.11
Net realized and unrealized gain (loss)	(.28)	(.81)	(.29)	1.39	(.08)	.04
Total from investment operations	(.20)	(.51)	(.10)	1.46	.08	.15
Distributions from net investment income	(.03)	(.27)	(.22)	(.07)	(.13)	(.10)
Distributions from net realized gain	-	(.17)	(.27)	(.21)	(.09)	(.07)
Total distributions	(.03)	(.44)	(.48) D	(.29) D	(.22)	(.16) D
Net asset value, end of period	$9.26	$9.49	$10.44	$11.02	$9.85	$9.99
Total Return E,F,G	(2.09)%	(4.84)%	(1.07)%	14.84%	.68%	1.62%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.66% J,K	.66%	.71%	.71%	.71%	.71% J
Expenses net of fee waivers, if any	.66% J,K	.66%	.71%	.71%	.71%	.71% J
Expenses net of all reductions	.66% J,K	.66%	.71%	.71%	.71%	.71% J
Net investment income (loss)	1.72% J,K	3.15%	1.69%	.67%	1.56%	1.88% J
Supplemental Data
Net assets, end of period (000 omitted)	$259	$354	$401	$351	$263	$187
Portfolio turnover rate L	28% J	53%	65%	45%	64%	11% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2005 Fund Class M

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.47	$10.42	$11.02	$9.85	$9.99	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.28	.16	.05	.13	.09
Net realized and unrealized gain (loss)	(.28)	(.81)	(.28)	1.38	(.07)	.05
Total from investment operations	(.21)	(.53)	(.12)	1.43	.06	.14
Distributions from net investment income	(.03)	(.25)	(.21)	(.05)	(.11)	(.08)
Distributions from net realized gain	-	(.17)	(.26)	(.21)	(.09)	(.07)
Total distributions	(.03)	(.42)	(.48) D	(.26)	(.20)	(.15)
Net asset value, end of period	$9.23	$9.47	$10.42	$11.02	$9.85	$9.99
Total Return E,F,G	(2.24)%	(5.05)%	(1.32)%	14.58%	.45%	1.43%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.91% J,K	.91%	.96%	.96%	.96%	.96% J
Expenses net of fee waivers, if any	.91% J,K	.91%	.96%	.96%	.96%	.96% J
Expenses net of all reductions	.91% J,K	.91%	.96%	.96%	.96%	.96% J
Net investment income (loss)	1.47% J,K	2.90%	1.44%	.43%	1.31%	1.63% J
Supplemental Data
Net assets, end of period (000 omitted)	$122	$125	$133	$148	$108	$101
Portfolio turnover rate L	28% J	53%	65%	45%	64%	11% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2005 Fund Class C

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.41	$10.36	$10.94	$9.81	$9.98	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.23	.10	(.01)	.08	.06
Net realized and unrealized gain (loss)	(.29)	(.80)	(.28)	1.38	(.08)	.05
Total from investment operations	(.24)	(.57)	(.18)	1.37	-	.11
Distributions from net investment income	(.02)	(.21)	(.15)	(.03)	(.08)	(.06)
Distributions from net realized gain	-	(.17)	(.25)	(.21)	(.09)	(.07)
Total distributions	(.02)	(.38)	(.40)	(.24)	(.17)	(.13)
Net asset value, end of period	$9.15	$9.41	$10.36	$10.94	$9.81	$9.98
Total Return D,E,F	(2.56)%	(5.48)%	(1.85)%	14.06%	(.07)%	1.15%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.41% I,J	1.41%	1.46%	1.46%	1.46%	1.46% I
Expenses net of fee waivers, if any	1.41% I,J	1.41%	1.46%	1.46%	1.46%	1.46% I
Expenses net of all reductions	1.41% I,J	1.41%	1.46%	1.46%	1.46%	1.46% I
Net investment income (loss)	.97% I,J	2.40%	.94%	(.08)%	.81%	1.13% I
Supplemental Data
Net assets, end of period (000 omitted)	$126	$121	$274	$320	$256	$101
Portfolio turnover rate K	28% I	53%	65%	45%	64%	11% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2005 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.50	$10.45	$11.03	$9.87	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.33	.22	.10	.19	.12
Net realized and unrealized gain (loss)	(.28)	(.82)	(.29)	1.39	(.08)	.05
Total from investment operations	(.19)	(.49)	(.07)	1.49	.11	.17
Distributions from net investment income	(.03)	(.30)	(.24)	(.11)	(.15)	(.10)
Distributions from net realized gain	-	(.17)	(.27)	(.21)	(.10)	(.07)
Total distributions	(.03)	(.46) D	(.51)	(.33) D	(.25)	(.16) D
Net asset value, end of period	$9.28	$9.50	$10.45	$11.03	$9.87	$10.01
Total Return E,F	(2.01)%	(4.56)%	(.85)%	15.13%	.94%	1.80%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41% I,J	.41%	.46%	.46%	.46%	.46% I
Expenses net of fee waivers, if any	.41% I,J	.41%	.46%	.46%	.46%	.46% I
Expenses net of all reductions	.41% I,J	.41%	.46%	.46%	.46%	.46% I
Net investment income (loss)	1.97% I,J	3.40%	1.94%	.92%	1.81%	2.13% I
Supplemental Data
Net assets, end of period (000 omitted)	$709	$1,550	$1,757	$2,030	$1,126	$111
Portfolio turnover rate K	28% I	53%	65%	45%	64%	11% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2005 Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.56	$10.46	$11.04	$9.88	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.34	.23	.11	.20	.13
Net realized and unrealized gain (loss)	(.29)	(.82)	(.29)	1.39	(.08)	.04
Total from investment operations	(.19)	(.48)	(.06)	1.50	.12	.17
Distributions from net investment income	(.04)	(.25)	(.25)	(.13)	(.16)	(.10)
Distributions from net realized gain	-	(.17)	(.27)	(.21)	(.09)	(.07)
Total distributions	(.04)	(.42)	(.52)	(.34)	(.25)	(.16) D
Net asset value, end of period	$9.33	$9.56	$10.46	$11.04	$9.88	$10.01
Total Return E,F	(1.99)%	(4.50)%	(.75)%	15.26%	1.06%	1.83%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31% I,J	.31%	.36%	.36%	.36%	.36% I
Expenses net of fee waivers, if any	.31% I,J	.31%	.36%	.36%	.36%	.36% I
Expenses net of all reductions	.31% I,J	.31%	.36%	.36%	.36%	.36% I
Net investment income (loss)	2.07% I,J	3.50%	2.04%	1.02%	1.91%	2.23% I
Supplemental Data
Net assets, end of period (000 omitted)	$97	$91	$414	$459	$178	$102
Portfolio turnover rate K	28% I	53%	65%	45%	64%	11% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2005 Fund Class K6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.52	$10.48	$11.05	$9.88	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.35	.24	.12	.21	.13
Net realized and unrealized gain (loss)	(.28)	(.83)	(.29)	1.39	(.08)	.05
Total from investment operations	(.18)	(.48)	(.05)	1.51	.13	.18
Distributions from net investment income	(.04)	(.32)	(.26)	(.13)	(.17)	(.10)
Distributions from net realized gain	-	(.17)	(.27)	(.21)	(.10)	(.07)
Total distributions	(.04)	(.48) D	(.52) D	(.34)	(.26) D	(.17)
Net asset value, end of period	$9.30	$9.52	$10.48	$11.05	$9.88	$10.01
Total Return E,F	(1.87)%	(4.44)%	(.62)%	15.38%	1.19%	1.86%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I,J	.21%	.26%	.26%	.26%	.26% I
Expenses net of fee waivers, if any	.21% I,J	.21%	.26%	.26%	.26%	.26% I
Expenses net of all reductions	.21% I,J	.21%	.26%	.26%	.26%	.26% I
Net investment income (loss)	2.17% I,J	3.60%	2.14%	1.12%	2.01%	2.32% I
Supplemental Data
Net assets, end of period (000 omitted)	$8,663	$8,563	$9,529	$19,122	$12,005	$1,177
Portfolio turnover rate K	28% I	53%	65%	45%	64%	11% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2005 Fund Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.49	$10.45	$11.03	$9.86	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.32	.22	.10	.19	.12
Net realized and unrealized gain (loss)	(.27)	(.82)	(.29)	1.40	(.09)	.05
Total from investment operations	(.18)	(.50)	(.07)	1.50	.10	.17
Distributions from net investment income	(.04)	(.30)	(.24)	(.11)	(.16)	(.10)
Distributions from net realized gain	-	(.17)	(.27)	(.21)	(.09)	(.07)
Total distributions	(.04)	(.46) D	(.51)	(.33) D	(.25)	(.16) D
Net asset value, end of period	$9.27	$9.49	$10.45	$11.03	$9.86	$10.01
Total Return E,F	(1.95)%	(4.65)%	(.83)%	15.24%	.86%	1.80%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41% I,J	.41%	.46%	.46%	.46%	.46% I
Expenses net of fee waivers, if any	.41% I,J	.41%	.46%	.46%	.46%	.46% I
Expenses net of all reductions	.41% I,J	.41%	.46%	.46%	.46%	.46% I
Net investment income (loss)	1.98% I,J	3.39%	1.94%	.92%	1.81%	2.13% I
Supplemental Data
Net assets, end of period (000 omitted)	$201	$569	$598	$853	$691	$102
Portfolio turnover rate K	28% I	53%	65%	45%	64%	11% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2005 Fund Class Z

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.53	$10.48	$11.06	$9.88	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.34	.23	.11	.20	.13
Net realized and unrealized gain (loss)	(.29)	(.82)	(.29)	1.40	(.09)	.04
Total from investment operations	(.19)	(.48)	(.06)	1.51	.11	.17
Distributions from net investment income	(.04)	(.30)	(.26)	(.11)	(.15)	(.10)
Distributions from net realized gain	-	(.17)	(.27)	(.21)	(.09)	(.07)
Total distributions	(.04)	(.47)	(.52) D	(.33) D	(.24)	(.16) D
Net asset value, end of period	$9.30	$9.53	$10.48	$11.06	$9.88	$10.01
Total Return E,F	(1.99)%	(4.48)%	(.73)%	15.34%	1.01%	1.83%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31% I,J	.31%	.36%	.36%	.36%	.36% I
Expenses net of fee waivers, if any	.31% I,J	.31%	.36%	.36%	.36%	.36% I
Expenses net of all reductions	.31% I,J	.31%	.36%	.36%	.36%	.36% I
Net investment income (loss)	2.07% I,J	3.50%	2.04%	1.02%	1.91%	2.23% I
Supplemental Data
Net assets, end of period (000 omitted)	$102	$105	$153	$184	$103	$102
Portfolio turnover rate K	28% I	53%	65%	45%	64%	11% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2005 Fund Class Z6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.52	$10.47	$11.06	$9.88	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.34	.24	.12	.21	.13
Net realized and unrealized gain (loss)	(.29)	(.80)	(.29)	1.40	(.09)	.05
Total from investment operations	(.19)	(.46)	(.05)	1.52	.12	.18
Distributions from net investment income	(.04)	(.32)	(.27)	(.12)	(.16)	(.10)
Distributions from net realized gain	-	(.17)	(.27)	(.21)	(.10)	(.07)
Total distributions	(.04)	(.49)	(.54)	(.34) D	(.25) D	(.17)
Net asset value, end of period	$9.29	$9.52	$10.47	$11.06	$9.88	$10.01
Total Return E,F	(1.97)%	(4.32)%	(.65)%	15.45%	1.11%	1.86%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I,J	.21%	.26%	.26%	.26%	.26% I
Expenses net of fee waivers, if any	.21% I,J	.21%	.26%	.26%	.26%	.26% I
Expenses net of all reductions	.21% I,J	.21%	.26%	.26%	.26%	.26% I
Net investment income (loss)	2.17% I,J	3.60%	2.14%	1.12%	2.01%	2.33% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,660	$2,342	$2,238	$125	$107	$102
Portfolio turnover rate K	28% I	53%	65%	45%	64%	11% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns for periods of less than one year are not annualized.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2005 Fund Premier Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.50	$10.46	$11.14
Income from Investment Operations
Net investment income (loss) B,C	.10	.35	.37
Net realized and unrealized gain (loss)	(.28)	(.82)	(.51)
Total from investment operations	(.18)	(.47)	(.14)
Distributions from net investment income	(.04)	(.32)	(.28)
Distributions from net realized gain	-	(.17)	(.27)
Total distributions	(.04)	(.49)	(.54) D
Net asset value, end of period	$9.28	$9.50	$10.46
Total Return E,F	(1.87)%	(4.40)%	(1.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.19% I,J	.19%	.24% I
Expenses net of fee waivers, if any	.19% I,J	.19%	.24% I
Expenses net of all reductions	.19% I,J	.19%	.24% I
Net investment income (loss)	2.19% I,J	3.62%	3.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$8,940	$9,511	$9,661
Portfolio turnover rate K	28% I	53%	65%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2010 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	14.4
Fidelity Series Investment Grade Bond Fund	10.7
Fidelity Series Government Bond Index Fund	10.5
Fidelity Series Investment Grade Securitized Fund	7.2
Fidelity Series Corporate Bond Fund	7.2
Fidelity Series Treasury Bill Index Fund	5.4
Fidelity Series Emerging Markets Opportunities Fund	5.3
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series Large Cap Value Index Fund	3.4
72.0

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 3.7%

Fidelity Freedom® Blend 2010 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.35% 10/26/23 (b) (Cost $139,487)	140,000	139,507

Domestic Equity Funds - 12.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	145,606	1,972,962
Fidelity Series Commodity Strategy Fund (c)	5,599	554,951
Fidelity Series Large Cap Growth Index Fund (c)	73,938	1,247,334
Fidelity Series Large Cap Stock Fund (c)	75,049	1,373,388
Fidelity Series Large Cap Value Index Fund (c)	182,253	2,553,361
Fidelity Series Small Cap Core Fund (c)	617	6,095
Fidelity Series Small Cap Opportunities Fund (c)	50,556	623,863
Fidelity Series Value Discovery Fund (c)	64,315	941,568
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,126,672)		9,273,522

International Equity Funds - 16.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	52,903	729,007
Fidelity Series Emerging Markets Fund (c)	128,394	1,022,018
Fidelity Series Emerging Markets Opportunities Fund (c)	243,648	3,988,516
Fidelity Series International Growth Fund (c)	120,399	1,821,644
Fidelity Series International Index Fund (c)	62,668	685,585
Fidelity Series International Small Cap Fund (c)	34,419	524,890
Fidelity Series International Value Fund (c)	165,095	1,814,395
Fidelity Series Overseas Fund (c)	156,059	1,822,773
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,907,223)		12,408,828

Bond Funds - 62.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,135,965	10,757,588
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	272,451	2,027,032
Fidelity Series Corporate Bond Fund (c)	616,406	5,356,571
Fidelity Series Emerging Markets Debt Fund (c)	53,832	384,897
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	13,936	126,401
Fidelity Series Floating Rate High Income Fund (c)	8,344	75,342
Fidelity Series Government Bond Index Fund (c)	892,911	7,884,401
Fidelity Series High Income Fund (c)	50,305	405,456
Fidelity Series International Developed Markets Bond Index Fund (c)	358,102	3,000,898
Fidelity Series Investment Grade Bond Fund (c)	836,789	7,991,331
Fidelity Series Investment Grade Securitized Fund (c)	635,061	5,385,317
Fidelity Series Long-Term Treasury Bond Index Fund (c)	561,783	2,954,977
Fidelity Series Real Estate Income Fund (c)	7,434	69,430
TOTAL BOND FUNDS (Cost $54,382,056)		46,419,641

Short-Term Funds - 8.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	116,426	116,449
Fidelity Series Government Money Market Fund 5.41% (c)(f)	1,412,516	1,412,516
Fidelity Series Short-Term Credit Fund (c)	114,415	1,102,957
Fidelity Series Treasury Bill Index Fund (c)	405,916	4,030,747
TOTAL SHORT-TERM FUNDS (Cost $6,713,951)		6,662,669

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $81,269,389)	74,904,167
NET OTHER ASSETS (LIABILITIES) - 0.0%	5,060
NET ASSETS - 100.0%	74,909,227

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	16	Dec 2023	1,729,000	(31,110)	(31,110)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	18	Dec 2023	1,896,469	(15,445)	(15,445)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	3	Dec 2023	341,344	(16,412)	(16,412)

TOTAL PURCHASED					(62,967)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3	Dec 2023	648,825	27,833	27,833
ICE MSCI EAFE Index Contracts (United States)	3	Dec 2023	306,225	10,523	10,523
ICE MSCI Emerging Markets Index Contracts (United States)	5	Dec 2023	238,875	6,519	6,519

TOTAL SOLD					44,875

TOTAL FUTURES CONTRACTS					(18,092)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $5,193,781.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $139,507.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	146,889	477,817	508,257	3,176	-	-	116,449	0.0%
Total	146,889	477,817	508,257	3,176	-	-	116,449

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10,830,257	1,165,730	1,216,316	19	(749)	(21,334)	10,757,588
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,355,654	114,803	269,332	1,716	(51,911)	(122,182)	2,027,032
Fidelity Series Blue Chip Growth Fund	2,203,683	155,556	669,781	6,626	(48,659)	332,163	1,972,962
Fidelity Series Canada Fund	844,148	70,978	196,123	-	21,378	(11,374)	729,007
Fidelity Series Commodity Strategy Fund	544,278	89,162	79,920	13,013	(40,695)	42,126	554,951
Fidelity Series Corporate Bond Fund	5,538,976	603,794	505,747	112,563	(3,787)	(276,665)	5,356,571
Fidelity Series Emerging Markets Debt Fund	403,157	35,595	43,414	12,047	(4,170)	(6,271)	384,897
Fidelity Series Emerging Markets Debt Local Currency Fund	136,615	6,834	16,481	-	(1,314)	747	126,401
Fidelity Series Emerging Markets Fund	826,816	251,412	30,923	-	589	(25,876)	1,022,018
Fidelity Series Emerging Markets Opportunities Fund	4,631,105	143,407	793,740	-	(97,425)	105,169	3,988,516
Fidelity Series Floating Rate High Income Fund	73,641	7,383	7,014	3,323	(23)	1,355	75,342
Fidelity Series Government Bond Index Fund	8,187,854	891,216	727,824	111,107	(10,093)	(456,752)	7,884,401
Fidelity Series Government Money Market Fund 5.41%	1,374,500	242,358	204,342	36,371	-	-	1,412,516
Fidelity Series High Income Fund	414,948	34,310	37,877	12,315	(1,806)	(4,119)	405,456
Fidelity Series International Developed Markets Bond Index Fund	3,145,889	246,886	280,106	50,943	(3,433)	(108,338)	3,000,898
Fidelity Series International Growth Fund	1,959,325	177,680	241,656	-	10,352	(84,057)	1,821,644
Fidelity Series International Index Fund	812,485	64,110	187,067	-	12,345	(16,288)	685,585
Fidelity Series International Small Cap Fund	609,521	30,143	89,302	-	(2,135)	(23,337)	524,890
Fidelity Series International Value Fund	1,948,995	123,690	329,725	-	26,417	45,018	1,814,395
Fidelity Series Investment Grade Bond Fund	8,340,555	857,511	759,575	164,834	(17,231)	(429,929)	7,991,331
Fidelity Series Investment Grade Securitized Fund	5,742,093	517,120	527,995	106,193	(38,275)	(307,626)	5,385,317
Fidelity Series Large Cap Growth Index Fund	1,395,920	84,173	356,787	3,297	111,925	12,103	1,247,334
Fidelity Series Large Cap Stock Fund	1,524,607	108,349	321,191	33,146	49,565	12,058	1,373,388
Fidelity Series Large Cap Value Index Fund	2,848,340	178,852	510,248	-	42,686	(6,269)	2,553,361
Fidelity Series Long-Term Treasury Bond Index Fund	3,176,596	545,442	276,185	47,075	(6,464)	(484,412)	2,954,977
Fidelity Series Overseas Fund	1,957,510	157,627	248,542	-	(7,382)	(36,440)	1,822,773
Fidelity Series Real Estate Income Fund	132,602	11,136	73,878	3,502	(5,161)	4,731	69,430
Fidelity Series Short-Term Credit Fund	1,138,601	85,195	119,687	15,391	(1,814)	662	1,102,957
Fidelity Series Small Cap Core Fund	5,071	1,402	340	4	26	(64)	6,095
Fidelity Series Small Cap Opportunities Fund	694,744	57,541	137,875	3,118	(2,803)	12,256	623,863
Fidelity Series Treasury Bill Index Fund	4,005,644	558,843	525,569	103,790	(494)	(7,677)	4,030,747
Fidelity Series Value Discovery Fund	1,040,899	64,350	184,169	-	11,903	8,585	941,568
	78,845,029	7,682,588	9,968,731	840,393	(58,638)	(1,852,037)	74,648,211

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	139,507	-	139,507	-

Domestic Equity Funds	9,273,522	9,273,522	-	-

International Equity Funds	12,408,828	12,408,828	-	-

Bond Funds	46,419,641	46,419,641	-	-

Short-Term Funds	6,662,669	6,662,669	-	-
Total Investments in Securities:	74,904,167	74,764,660	139,507	-
Derivative Instruments: Assets
Futures Contracts	44,875	44,875	-	-
Total Assets	44,875	44,875	-	-
Liabilities
Futures Contracts	(62,967)	(62,967)	-	-
Total Liabilities	(62,967)	(62,967)	-	-
Total Derivative Instruments:	(18,092)	(18,092)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	44,875	0
Total Equity Risk	44,875	0
Interest Rate Risk
Futures Contracts (a)	0	(62,967)
Total Interest Rate Risk	0	(62,967)
Total Value of Derivatives	44,875	(62,967)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2010 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $139,487)	$139,507
Fidelity Central Funds (cost $116,449)	116,449
Other affiliated issuers (cost $81,013,453)	74,648,211

Total Investment in Securities (cost $81,269,389)		$74,904,167
Cash		3,303
Receivable for investments sold		468,559
Receivable for fund shares sold		55,075
Distributions receivable from Fidelity Central Funds		585
Receivable for daily variation margin on futures contracts		9,769
Total assets		75,441,458
Liabilities
Payable for investments purchased	$452,099
Payable for fund shares redeemed	64,889
Accrued management fee	14,148
Distribution and service plan fees payable	421
Other payables and accrued expenses	674
Total Liabilities		532,231
Net Assets		$74,909,227
Net Assets consist of:
Paid in capital		$83,427,279
Total accumulated earnings (loss)		(8,518,052)
Net Assets		$74,909,227

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($540,982 ÷ 58,378 shares)(a)		$9.27
Maximum offering price per share (100/94.25 of $9.27)		$9.84
Class M :
Net Asset Value and redemption price per share ($279,368 ÷ 30,123 shares)(a)		$9.27
Maximum offering price per share (100/96.50 of $9.27)		$9.61
Class C :
Net Asset Value and offering price per share ($209,617 ÷ 22,900 shares)(a)		$9.15
Fidelity Freedom Blend 2010 Fund :
Net Asset Value, offering price and redemption price per share ($4,904,986 ÷ 528,063 shares)		$9.29
Class K :
Net Asset Value, offering price and redemption price per share ($2,662,702 ÷ 285,469 shares)		$9.33
Class K6 :
Net Asset Value, offering price and redemption price per share ($30,510,833 ÷ 3,264,851 shares)		$9.35
Class I :
Net Asset Value, offering price and redemption price per share ($676,075 ÷ 72,655 shares)		$9.31
Class Z :
Net Asset Value, offering price and redemption price per share ($85,924 ÷ 9,219 shares)		$9.32
Class Z6 :
Net Asset Value, offering price and redemption price per share ($6,233,301 ÷ 668,000 shares)		$9.33
Premier Class :
Net Asset Value, offering price and redemption price per share ($28,805,439 ÷ 3,088,217 shares)		$9.33
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$821,076
Interest		3,383
Income from Fidelity Central Funds		3,176
Total Income		827,635
Expenses
Management fee	$86,358
Distribution and service plan fees	2,562
Independent trustees' fees and expenses	130
Miscellaneous	669
Total expenses before reductions	89,719
Expense reductions	(288)
Total expenses after reductions		89,431
Net Investment income (loss)		738,204
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(58,638)
Futures contracts	(194,952)
Capital gain distributions from underlying funds:
Affiliated issuers	19,317
Total net realized gain (loss)		(234,273)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1
Affiliated issuers	(1,852,037)
Futures contracts	785
Total change in net unrealized appreciation (depreciation)		(1,851,251)
Net gain (loss)		(2,085,524)
Net increase (decrease) in net assets resulting from operations		$(1,347,320)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$738,204	$2,805,354
Net realized gain (loss)	(234,273)	(1,925,038)
Change in net unrealized appreciation (depreciation)	(1,851,251)	(5,571,170)
Net increase (decrease) in net assets resulting from operations	(1,347,320)	(4,690,854)
Distributions to shareholders	(149,028)	(4,111,981)

Share transactions - net increase (decrease)	(2,715,460)	(1,237,460)
Total increase (decrease) in net assets	(4,211,808)	(10,040,295)

Net Assets
Beginning of period	79,121,035	89,161,330
End of period	$74,909,227	$79,121,035

Financial Highlights
Fidelity Advisor Freedom® Blend 2010 Fund Class A

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.46	$10.50	$11.19	$9.65	$9.93	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.28	.18	.08	.16	.10
Net realized and unrealized gain (loss)	(.25)	(.87)	(.23)	1.83	(.22)	.01
Total from investment operations	(.18)	(.59)	(.05)	1.91	(.06)	.11
Distributions from net investment income	(.01)	(.28)	(.22)	(.11)	(.12)	(.11)
Distributions from net realized gain	-	(.17)	(.42)	(.26)	(.09)	(.08)
Total distributions	(.01)	(.45)	(.64)	(.37)	(.22) D	(.18) D
Net asset value, end of period	$9.27	$9.46	$10.50	$11.19	$9.65	$9.93
Total Return E,F,G	(1.95)%	(5.52)%	(.71)%	19.96%	(.82)%	1.24%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.66% J,K	.66%	.72%	.72%	.72%	.72% K
Expenses net of fee waivers, if any	.66% J,K	.66%	.72%	.72%	.72%	.72% K
Expenses net of all reductions	.66% J,K	.66%	.72%	.72%	.72%	.72% K
Net investment income (loss)	1.48% J,K	2.98%	1.57%	.74%	1.60%	1.81% K
Supplemental Data
Net assets, end of period (000 omitted)	$541	$601	$694	$931	$190	$166
Portfolio turnover rate L	20% K	41%	51%	37%	42%	98% K

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JProxy expenses are not annualized.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2010 Fund Class M

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.48	$10.51	$11.19	$9.63	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.26	.15	.05	.14	.09
Net realized and unrealized gain (loss)	(.26)	(.88)	(.23)	1.84	(.23)	- D
Total from investment operations	(.20)	(.62)	(.08)	1.89	(.09)	.09
Distributions from net investment income	(.01)	(.24)	(.19)	(.07)	(.11)	(.10)
Distributions from net realized gain	-	(.17)	(.41)	(.26)	(.09)	(.08)
Total distributions	(.01)	(.41)	(.60)	(.33)	(.20)	(.17) E
Net asset value, end of period	$9.27	$9.48	$10.51	$11.19	$9.63	$9.92
Total Return F,G,H	(2.14)%	(5.79)%	(.93)%	19.76%	(1.07)%	1.03%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.91% K,L	.91%	.97%	.97%	.97%	.97% L
Expenses net of fee waivers, if any	.91% K,L	.91%	.97%	.97%	.97%	.97% L
Expenses net of all reductions	.91% K,L	.91%	.97%	.97%	.97%	.97% L
Net investment income (loss)	1.23% K,L	2.73%	1.32%	.49%	1.35%	1.56% L
Supplemental Data
Net assets, end of period (000 omitted)	$279	$278	$359	$379	$259	$126
Portfolio turnover rate M	20% L	41%	51%	37%	42%	98% L

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KProxy expenses are not annualized.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2010 Fund Class C

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.38	$10.41	$11.13	$9.61	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.21	.09	- D	.09	.06
Net realized and unrealized gain (loss)	(.26)	(.86)	(.22)	1.82	(.23)	.01
Total from investment operations	(.23)	(.65)	(.13)	1.82	(.14)	.07
Distributions from net investment income	-	(.21)	(.18)	(.05)	(.07)	(.08)
Distributions from net realized gain	-	(.17)	(.41)	(.25)	(.09)	(.08)
Total distributions	-	(.38)	(.59)	(.30)	(.17) E	(.15) E
Net asset value, end of period	$9.15	$9.38	$10.41	$11.13	$9.61	$9.92
Total Return F,G,H	(2.45)%	(6.20)%	(1.39)%	19.05%	(1.57)%	.81%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.41% K,L	1.41%	1.47%	1.47%	1.47%	1.47% L
Expenses net of fee waivers, if any	1.41% K,L	1.41%	1.47%	1.47%	1.47%	1.47% L
Expenses net of all reductions	1.41% K,L	1.41%	1.47%	1.47%	1.47%	1.47% L
Net investment income (loss)	.72% K,L	2.23%	.82%	(.02)%	.85%	1.06% L
Supplemental Data
Net assets, end of period (000 omitted)	$210	$225	$288	$240	$117	$101
Portfolio turnover rate M	20% L	41%	51%	37%	42%	98% L

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the contingent deferred sales charge.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KProxy expenses are not annualized.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2010 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.48	$10.52	$11.21	$9.65	$9.94	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.31	.20	.11	.19	.12
Net realized and unrealized gain (loss)	(.26)	(.88)	(.22)	1.83	(.23)	.01
Total from investment operations	(.18)	(.57)	(.02)	1.94	(.04)	.13
Distributions from net investment income	(.01)	(.30)	(.25)	(.12)	(.16)	(.11)
Distributions from net realized gain	-	(.17)	(.42)	(.26)	(.10)	(.08)
Total distributions	(.01)	(.47)	(.67)	(.38)	(.25) D	(.19)
Net asset value, end of period	$9.29	$9.48	$10.52	$11.21	$9.65	$9.94
Total Return E,F	(1.86)%	(5.31)%	(.42)%	20.28%	(.56)%	1.37%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41% I,J	.41%	.47%	.47%	.47%	.47% J
Expenses net of fee waivers, if any	.41% I,J	.41%	.47%	.47%	.47%	.47% J
Expenses net of all reductions	.41% I,J	.41%	.47%	.47%	.47%	.47% J
Net investment income (loss)	1.73% I,J	3.23%	1.82%	.99%	1.85%	2.06% J
Supplemental Data
Net assets, end of period (000 omitted)	$4,905	$5,467	$5,344	$4,499	$2,197	$148
Portfolio turnover rate K	20% J	41%	51%	37%	42%	98% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2010 Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.52	$10.55	$11.23	$9.66	$9.94	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.32	.22	.12	.20	.12
Net realized and unrealized gain (loss)	(.26)	(.88)	(.22)	1.84	(.22)	.01
Total from investment operations	(.17)	(.56)	-	1.96	(.02)	.13
Distributions from net investment income	(.02)	(.30)	(.26)	(.13)	(.16)	(.11)
Distributions from net realized gain	-	(.17)	(.42)	(.26)	(.09)	(.08)
Total distributions	(.02)	(.47)	(.68)	(.39)	(.26) D	(.19)
Net asset value, end of period	$9.33	$9.52	$10.55	$11.23	$9.66	$9.94
Total Return E,F	(1.84)%	(5.20)%	(.28)%	20.40%	(.43)%	1.38%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31% I,J	.31%	.37%	.37%	.37%	.37% J
Expenses net of fee waivers, if any	.31% I,J	.31%	.37%	.37%	.37%	.37% J
Expenses net of all reductions	.31% I,J	.31%	.37%	.37%	.37%	.37% J
Net investment income (loss)	1.83% I,J	3.33%	1.92%	1.09%	1.95%	2.16% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,663	$2,799	$6,843	$7,725	$6,317	$101
Portfolio turnover rate K	20% J	41%	51%	37%	42%	98% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2010 Fund Class K6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.54	$10.57	$11.25	$9.67	$9.95	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.33	.23	.13	.21	.13
Net realized and unrealized gain (loss)	(.26)	(.87)	(.23)	1.85	(.23)	.01
Total from investment operations	(.17)	(.54)	-	1.98	(.02)	.14
Distributions from net investment income	(.02)	(.32)	(.26)	(.14)	(.16)	(.11)
Distributions from net realized gain	-	(.17)	(.42)	(.26)	(.10)	(.08)
Total distributions	(.02)	(.49)	(.68)	(.40)	(.26)	(.19)
Net asset value, end of period	$9.35	$9.54	$10.57	$11.25	$9.67	$9.95
Total Return D,E	(1.80)%	(5.01)%	(.27)%	20.60%	(.44)%	1.52%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.21% H,I	.21%	.27%	.27%	.27%	.28% H,J
Expenses net of fee waivers, if any	.21% H,I	.21%	.27%	.27%	.27%	.28% H,J
Expenses net of all reductions	.21% H,I	.21%	.27%	.27%	.27%	.28% H,J
Net investment income (loss)	1.93% H,I	3.43%	2.02%	1.19%	2.05%	2.26% H
Supplemental Data
Net assets, end of period (000 omitted)	$30,511	$31,108	$35,745	$64,959	$48,155	$1,697
Portfolio turnover rate K	20% H	41%	51%	37%	42%	98% H

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2010 Fund Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.50	$10.52	$11.22	$9.66	$9.94	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.31	.20	.11	.19	.12
Net realized and unrealized gain (loss)	(.26)	(.87)	(.22)	1.83	(.22)	- D
Total from investment operations	(.18)	(.56)	(.02)	1.94	(.03)	.12
Distributions from net investment income	(.01)	(.29)	(.26)	(.12)	(.15)	(.11)
Distributions from net realized gain	-	(.17)	(.42)	(.26)	(.09)	(.08)
Total distributions	(.01)	(.46)	(.68)	(.38)	(.25) E	(.18) E
Net asset value, end of period	$9.31	$9.50	$10.52	$11.22	$9.66	$9.94
Total Return F,G	(1.86)%	(5.24)%	(.45)%	20.25%	(.53)%	1.35%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.41% J,K	.41%	.47%	.47%	.47%	.47% K
Expenses net of fee waivers, if any	.41% J,K	.41%	.47%	.47%	.47%	.47% K
Expenses net of all reductions	.41% J,K	.41%	.47%	.47%	.47%	.47% K
Net investment income (loss)	1.73% J,K	3.23%	1.82%	.99%	1.85%	2.06% K
Supplemental Data
Net assets, end of period (000 omitted)	$676	$705	$1,156	$914	$453	$101
Portfolio turnover rate L	20% K	41%	51%	37%	42%	98% K

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JProxy expenses are not annualized.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2010 Fund Class Z

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.56	$11.25	$9.68	$9.94	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.31	.22	.12	.20	.12
Net realized and unrealized gain (loss)	(.26)	(.87)	(.23)	1.84	(.22)	.01
Total from investment operations	(.17)	(.56)	(.01)	1.96	(.02)	.13
Distributions from net investment income	(.02)	(.33)	(.26)	(.13)	(.15)	(.11)
Distributions from net realized gain	-	(.17)	(.42)	(.26)	(.09)	(.08)
Total distributions	(.02)	(.49) D	(.68)	(.39)	(.24)	(.19)
Net asset value, end of period	$9.32	$9.51	$10.56	$11.25	$9.68	$9.94
Total Return E,F	(1.82)%	(5.15)%	(.38)%	20.42%	(.40)%	1.38%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31% I,J	.31%	.37%	.37%	.37%	.37% J
Expenses net of fee waivers, if any	.31% I,J	.31%	.37%	.37%	.37%	.37% J
Expenses net of all reductions	.31% I,J	.31%	.37%	.37%	.37%	.37% J
Net investment income (loss)	1.83% I,J	3.33%	1.92%	1.09%	1.95%	2.16% J
Supplemental Data
Net assets, end of period (000 omitted)	$86	$730	$144	$247	$101	$101
Portfolio turnover rate K	20% J	41%	51%	37%	42%	98% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2010 Fund Class Z6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.52	$10.56	$11.25	$9.68	$9.95	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.33	.22	.13	.21	.13
Net realized and unrealized gain (loss)	(.26)	(.88)	(.22)	1.84	(.23)	.01
Total from investment operations	(.17)	(.55)	-	1.97	(.02)	.14
Distributions from net investment income	(.02)	(.32)	(.28)	(.14)	(.15)	(.11)
Distributions from net realized gain	-	(.17)	(.42)	(.26)	(.09)	(.08)
Total distributions	(.02)	(.49)	(.69) D	(.40)	(.25) D	(.19)
Net asset value, end of period	$9.33	$9.52	$10.56	$11.25	$9.68	$9.95
Total Return E,F	(1.80)%	(5.09)%	(.22)%	20.55%	(.43)%	1.52%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I,J	.21%	.27%	.27%	.27%	.27% J
Expenses net of fee waivers, if any	.21% I,J	.21%	.27%	.27%	.27%	.27% J
Expenses net of all reductions	.21% I,J	.21%	.27%	.27%	.27%	.27% J
Net investment income (loss)	1.92% I,J	3.43%	2.02%	1.19%	2.05%	2.26% J
Supplemental Data
Net assets, end of period (000 omitted)	$6,233	$5,841	$5,903	$882	$287	$101
Portfolio turnover rate K	20% J	41%	51%	37%	42%	98% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns for periods of less than one year are not annualized.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2010 Fund Premier Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.52	$10.55	$11.36
Income from Investment Operations
Net investment income (loss) B,C	.09	.33	.39
Net realized and unrealized gain (loss)	(.26)	(.87)	(.50)
Total from investment operations	(.17)	(.54)	(.11)
Distributions from net investment income	(.02)	(.32)	(.28)
Distributions from net realized gain	-	(.17)	(.42)
Total distributions	(.02)	(.49)	(.70)
Net asset value, end of period	$9.33	$9.52	$10.55
Total Return D,E	(1.80)%	(4.99)%	(1.23)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.19% H,I	.19%	.25% I
Expenses net of fee waivers, if any	.19% H,I	.19%	.25% I
Expenses net of all reductions	.19% H,I	.19%	.25% I
Net investment income (loss)	1.95% H,I	3.45%	3.49% I
Supplemental Data
Net assets, end of period (000 omitted)	$28,805	$31,366	$32,687
Portfolio turnover rate J	20% I	41%	51%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2015 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	9.6
Fidelity Series Government Bond Index Fund	9.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	8.8
Fidelity Series Investment Grade Securitized Fund	6.5
Fidelity Series Corporate Bond Fund	6.4
Fidelity Series Emerging Markets Opportunities Fund	6.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.3
Fidelity Series Large Cap Value Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
Fidelity Series International Developed Markets Bond Index Fund	4.0
65.5

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 3.6%

Fidelity Freedom® Blend 2015 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.35% 10/26/23 (b) (Cost $368,645)	370,000	368,697

Domestic Equity Funds - 17.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	624,059	8,456,002
Fidelity Series Commodity Strategy Fund (c)	16,307	1,616,167
Fidelity Series Large Cap Growth Index Fund (c)	316,895	5,346,023
Fidelity Series Large Cap Stock Fund (c)	321,664	5,886,452
Fidelity Series Large Cap Value Index Fund (c)	781,155	10,943,978
Fidelity Series Small Cap Core Fund (c)	2,651	26,197
Fidelity Series Small Cap Opportunities Fund (c)	216,681	2,673,848
Fidelity Series Value Discovery Fund (c)	275,659	4,035,654
TOTAL DOMESTIC EQUITY FUNDS (Cost $33,977,183)		38,984,321

International Equity Funds - 20.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	195,060	2,687,928
Fidelity Series Emerging Markets Fund (c)	422,072	3,359,695
Fidelity Series Emerging Markets Opportunities Fund (c)	826,328	13,526,988
Fidelity Series International Growth Fund (c)	443,118	6,704,376
Fidelity Series International Index Fund (c)	231,117	2,528,419
Fidelity Series International Small Cap Fund (c)	132,166	2,015,536
Fidelity Series International Value Fund (c)	606,864	6,669,435
Fidelity Series Overseas Fund (c)	574,361	6,708,531
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $42,619,071)		44,200,908

Bond Funds - 55.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	2,020,776	19,136,751
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,553,798	11,560,255
Fidelity Series Corporate Bond Fund (c)	1,617,454	14,055,679
Fidelity Series Emerging Markets Debt Fund (c)	157,869	1,128,767
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	40,948	371,397
Fidelity Series Floating Rate High Income Fund (c)	24,303	219,459
Fidelity Series Government Bond Index Fund (c)	2,339,871	20,661,058
Fidelity Series High Income Fund (c)	145,376	1,171,728
Fidelity Series International Developed Markets Bond Index Fund (c)	1,042,919	8,739,659
Fidelity Series Investment Grade Bond Fund (c)	2,193,124	20,944,328
Fidelity Series Investment Grade Securitized Fund (c)	1,665,670	14,124,882
Fidelity Series Long-Term Treasury Bond Index Fund (c)	1,735,500	9,128,732
Fidelity Series Real Estate Income Fund (c)	24,119	225,268
TOTAL BOND FUNDS (Cost $143,998,767)		121,467,963

Short-Term Funds - 6.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	260,787	260,839
Fidelity Series Government Money Market Fund 5.41% (c)(f)	2,948,134	2,948,134
Fidelity Series Short-Term Credit Fund (c)	184,043	1,774,179
Fidelity Series Treasury Bill Index Fund (c)	811,709	8,060,274
TOTAL SHORT-TERM FUNDS (Cost $13,132,402)		13,043,426

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $234,096,068)	218,065,315
NET OTHER ASSETS (LIABILITIES) - 0.0%	16,497
NET ASSETS - 100.0%	218,081,812

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	45	Dec 2023	4,862,813	(85,655)	(85,655)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	51	Dec 2023	5,373,328	(43,219)	(43,219)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	10	Dec 2023	1,137,813	(48,667)	(48,667)

TOTAL PURCHASED					(177,541)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	8	Dec 2023	1,730,200	74,223	74,223
ICE MSCI EAFE Index Contracts (United States)	10	Dec 2023	1,020,750	31,566	31,566
ICE MSCI Emerging Markets Index Contracts (United States)	14	Dec 2023	668,850	19,490	19,490

TOTAL SOLD					125,279

TOTAL FUTURES CONTRACTS					(52,262)
The notional amount of futures purchased as a percentage of Net Assets is 5.2%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $14,978,990.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $368,697.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	368,985	2,167,164	2,275,310	8,595	-	-	260,839	0.0%
Total	368,985	2,167,164	2,275,310	8,595	-	-	260,839

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	18,239,684	2,252,140	1,317,804	33	(2,133)	(35,136)	19,136,751
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	12,595,922	762,862	828,981	9,330	(82,099)	(887,449)	11,560,255
Fidelity Series Blue Chip Growth Fund	9,082,004	571,472	2,375,472	28,080	(178,239)	1,356,237	8,456,002
Fidelity Series Canada Fund	3,016,154	215,408	575,896	-	58,391	(26,129)	2,687,928
Fidelity Series Commodity Strategy Fund	1,538,579	257,653	183,737	37,570	(81,094)	84,766	1,616,167
Fidelity Series Corporate Bond Fund	14,147,825	1,558,652	917,621	292,443	(4,360)	(728,817)	14,055,679
Fidelity Series Emerging Markets Debt Fund	1,145,837	93,250	79,369	34,774	(9,374)	(21,577)	1,128,767
Fidelity Series Emerging Markets Debt Local Currency Fund	388,174	16,971	31,811	-	(2,359)	422	371,397
Fidelity Series Emerging Markets Fund	2,469,712	968,406	-	-	-	(78,423)	3,359,695
Fidelity Series Emerging Markets Opportunities Fund	15,352,271	160,919	1,992,216	-	(271,441)	277,455	13,526,988
Fidelity Series Floating Rate High Income Fund	218,679	18,510	21,717	9,937	(256)	4,243	219,459
Fidelity Series Government Bond Index Fund	20,900,416	2,253,904	1,277,040	288,653	(7,273)	(1,208,949)	20,661,058
Fidelity Series Government Money Market Fund 5.41%	2,707,796	625,252	384,914	73,771	-	-	2,948,134
Fidelity Series High Income Fund	1,172,161	88,471	71,732	35,220	(2,182)	(14,990)	1,171,728
Fidelity Series International Developed Markets Bond Index Fund	8,950,659	668,794	558,660	145,255	(2,509)	(318,625)	8,739,659
Fidelity Series International Growth Fund	7,000,780	592,412	612,147	-	(33,212)	(243,457)	6,704,376
Fidelity Series International Index Fund	2,903,005	191,119	546,481	-	33,808	(53,032)	2,528,419
Fidelity Series International Small Cap Fund	2,182,982	92,948	162,479	-	(33,882)	(64,033)	2,015,536
Fidelity Series International Value Fund	6,972,418	341,443	896,173	-	64,585	187,162	6,669,435
Fidelity Series Investment Grade Bond Fund	21,301,289	2,183,585	1,373,151	428,221	(8,585)	(1,158,810)	20,944,328
Fidelity Series Investment Grade Securitized Fund	14,661,901	1,304,198	937,446	275,862	(5,684)	(898,087)	14,124,882
Fidelity Series Large Cap Growth Index Fund	5,752,935	319,896	1,242,248	13,808	399,317	116,123	5,346,023
Fidelity Series Large Cap Stock Fund	6,282,723	369,935	1,014,602	142,134	149,912	98,484	5,886,452
Fidelity Series Large Cap Value Index Fund	11,738,289	669,736	1,602,527	-	116,916	21,564	10,943,978
Fidelity Series Long-Term Treasury Bond Index Fund	9,547,215	1,643,264	546,789	144,327	(10,847)	(1,504,111)	9,128,732
Fidelity Series Overseas Fund	6,994,058	520,180	636,209	-	(40,806)	(128,692)	6,708,531
Fidelity Series Real Estate Income Fund	406,428	29,103	208,373	10,434	(27,715)	25,825	225,268
Fidelity Series Short-Term Credit Fund	1,789,080	137,384	150,558	24,472	(1,018)	(709)	1,774,179
Fidelity Series Small Cap Core Fund	20,375	6,186	195	16	12	(181)	26,197
Fidelity Series Small Cap Opportunities Fund	2,862,645	222,002	448,076	13,222	(29,183)	66,460	2,673,848
Fidelity Series Treasury Bill Index Fund	7,610,399	1,282,548	816,882	202,767	(765)	(15,026)	8,060,274
Fidelity Series Value Discovery Fund	4,289,244	224,039	558,919	-	12,037	69,253	4,035,654
	224,241,639	20,642,642	22,370,225	2,210,329	(38)	(5,078,239)	217,435,779

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	368,697	-	368,697	-

Domestic Equity Funds	38,984,321	38,984,321	-	-

International Equity Funds	44,200,908	44,200,908	-	-

Bond Funds	121,467,963	121,467,963	-	-

Short-Term Funds	13,043,426	13,043,426	-	-
Total Investments in Securities:	218,065,315	217,696,618	368,697	-
Derivative Instruments: Assets
Futures Contracts	125,279	125,279	-	-
Total Assets	125,279	125,279	-	-
Liabilities
Futures Contracts	(177,541)	(177,541)	-	-
Total Liabilities	(177,541)	(177,541)	-	-
Total Derivative Instruments:	(52,262)	(52,262)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	125,279	0
Total Equity Risk	125,279	0
Interest Rate Risk
Futures Contracts (a)	0	(177,541)
Total Interest Rate Risk	0	(177,541)
Total Value of Derivatives	125,279	(177,541)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2015 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $368,645)	$368,697
Fidelity Central Funds (cost $260,839)	260,839
Other affiliated issuers (cost $233,466,584)	217,435,779

Total Investment in Securities (cost $234,096,068)		$218,065,315
Cash		8,769
Receivable for investments sold		785,328
Receivable for fund shares sold		1,667,065
Distributions receivable from Fidelity Central Funds		1,402
Receivable for daily variation margin on futures contracts		28,266
Total assets		220,556,145
Liabilities
Payable for investments purchased	$2,112,648
Payable for fund shares redeemed	316,706
Accrued management fee	42,647
Distribution and service plan fees payable	1,091
Other payables and accrued expenses	1,241
Total Liabilities		2,474,333
Net Assets		$218,081,812
Net Assets consist of:
Paid in capital		$238,459,922
Total accumulated earnings (loss)		(20,378,110)
Net Assets		$218,081,812

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($974,099 ÷ 105,196 shares)(a)		$9.26
Maximum offering price per share (100/94.25 of $9.26)		$9.82
Class M :
Net Asset Value and redemption price per share ($788,940 ÷ 85,398 shares)(a)		$9.24
Maximum offering price per share (100/96.50 of $9.24)		$9.58
Class C :
Net Asset Value and offering price per share ($648,883 ÷ 71,067 shares)(a)		$9.13
Fidelity Freedom Blend 2015 Fund :
Net Asset Value, offering price and redemption price per share ($11,258,401 ÷ 1,212,596 shares)		$9.28
Class K :
Net Asset Value, offering price and redemption price per share ($4,986,447 ÷ 535,660 shares)		$9.31
Class K6 :
Net Asset Value, offering price and redemption price per share ($81,890,971 ÷ 8,765,206 shares)		$9.34
Class I :
Net Asset Value, offering price and redemption price per share ($4,239,160 ÷ 456,486 shares)		$9.29
Class Z :
Net Asset Value, offering price and redemption price per share ($192,481 ÷ 20,638 shares)		$9.33
Class Z6 :
Net Asset Value, offering price and redemption price per share ($31,009,885 ÷ 3,330,367 shares)		$9.31
Premier Class :
Net Asset Value, offering price and redemption price per share ($82,092,545 ÷ 8,808,376 shares)		$9.32
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,127,496
Interest		9,298
Income from Fidelity Central Funds		8,595
Total Income		2,145,389
Expenses
Management fee	$260,159
Distribution and service plan fees	6,187
Independent trustees' fees and expenses	372
Miscellaneous	1,249
Total expenses before reductions	267,967
Expense reductions	(139)
Total expenses after reductions		267,828
Net Investment income (loss)		1,877,561
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(38)
Futures contracts	(571,985)
Capital gain distributions from underlying funds:
Affiliated issuers	82,833
Total net realized gain (loss)		(489,190)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1)
Affiliated issuers	(5,078,239)
Futures contracts	16,176
Total change in net unrealized appreciation (depreciation)		(5,062,064)
Net gain (loss)		(5,551,254)
Net increase (decrease) in net assets resulting from operations		$(3,673,693)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,877,561	$7,513,144
Net realized gain (loss)	(489,190)	(3,762,810)
Change in net unrealized appreciation (depreciation)	(5,062,064)	(18,830,374)
Net increase (decrease) in net assets resulting from operations	(3,673,693)	(15,080,040)
Distributions to shareholders	(689,958)	(12,331,320)

Share transactions - net increase (decrease)	(2,502,208)	(1,175,513)
Total increase (decrease) in net assets	(6,865,859)	(28,586,873)

Net Assets
Beginning of period	224,947,671	253,534,544
End of period	$218,081,812	$224,947,671

Financial Highlights
Fidelity Advisor Freedom® Blend 2015 Fund Class A

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.46	$10.61	$11.36	$9.43	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.27	.18	.08	.16	.07
Net realized and unrealized gain (loss)	(.24)	(.93)	(.17)	2.28	(.37)	- D
Total from investment operations	(.18)	(.66)	.01	2.36	(.21)	.07
Distributions from net investment income	(.02)	(.26)	(.24)	(.11)	(.15)	(.09)
Distributions from net realized gain	-	(.22)	(.52)	(.33)	(.12)	(.07)
Total distributions	(.02)	(.49) E	(.76)	(.43) E	(.27)	(.16)
Net asset value, end of period	$9.26	$9.46	$10.61	$11.36	$9.43	$9.91
Total Return F,G,H	(1.91)%	(6.15)%	(.22)%	25.27%	(2.38)%	.85%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.67% K,L	.68%	.73%	.73%	.73%	.74% K
Expenses net of fee waivers, if any	.67% K,L	.68%	.73%	.73%	.73%	.74% K
Expenses net of all reductions	.67% K,L	.68%	.73%	.73%	.73%	.74% K
Net investment income (loss)	1.25% K,L	2.85%	1.54%	.77%	1.58%	1.24% K
Supplemental Data
Net assets, end of period (000 omitted)	$974	$1,032	$701	$626	$346	$195
Portfolio turnover rate M	18% K	32%	47%	43%	40%	52% K

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LProxy expenses are not annualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2015 Fund Class M

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.44	$10.61	$11.35	$9.44	$9.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.24	.15	.06	.14	.06
Net realized and unrealized gain (loss)	(.24)	(.94)	(.16)	2.27	(.36)	- D
Total from investment operations	(.19)	(.70)	(.01)	2.33	(.22)	.06
Distributions from net investment income	(.01)	(.25)	(.21)	(.09)	(.12)	(.09)
Distributions from net realized gain	-	(.22)	(.52)	(.33)	(.12)	(.07)
Total distributions	(.01)	(.47)	(.73)	(.42)	(.24)	(.16)
Net asset value, end of period	$9.24	$9.44	$10.61	$11.35	$9.44	$9.90
Total Return E,F,G	(1.98)%	(6.49)%	(.40)%	24.86%	(2.50)%	.67%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.92% J,K	.93%	.98%	.98%	.98%	.99% J
Expenses net of fee waivers, if any	.92% J,K	.93%	.98%	.98%	.98%	.99% J
Expenses net of all reductions	.92% J,K	.93%	.98%	.98%	.98%	.99% J
Net investment income (loss)	1.00% J,K	2.60%	1.29%	.52%	1.33%	.99% J
Supplemental Data
Net assets, end of period (000 omitted)	$789	$808	$627	$696	$107	$101
Portfolio turnover rate L	18% J	32%	47%	43%	40%	52% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2015 Fund Class C

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.35	$10.51	$11.28	$9.39	$9.87	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.20	.09	- D	.08	.03
Net realized and unrealized gain (loss)	(.23)	(.93)	(.16)	2.26	(.36)	- D
Total from investment operations	(.21)	(.73)	(.07)	2.26	(.28)	.03
Distributions from net investment income	(.01)	(.20)	(.18)	(.05)	(.08)	(.09)
Distributions from net realized gain	-	(.22)	(.52)	(.33)	(.12)	(.07)
Total distributions	(.01)	(.43) E	(.70)	(.37) E	(.20)	(.16)
Net asset value, end of period	$9.13	$9.35	$10.51	$11.28	$9.39	$9.87
Total Return F,G,H	(2.30)%	(6.91)%	(.94)%	24.28%	(3.04)%	.43%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.42% K,L	1.43%	1.48%	1.48%	1.48%	1.50% K,M
Expenses net of fee waivers, if any	1.42% K,L	1.43%	1.48%	1.48%	1.48%	1.50% K,M
Expenses net of all reductions	1.42% K,L	1.43%	1.48%	1.48%	1.48%	1.50% K,M
Net investment income (loss)	.50% K,L	2.10%	.79%	.02%	.83%	.48% K
Supplemental Data
Net assets, end of period (000 omitted)	$649	$552	$606	$763	$467	$144
Portfolio turnover rate N	18% K	32%	47%	43%	40%	52% K

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the contingent deferred sales charge.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LProxy expenses are not annualized.

MOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2015 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.48	$10.63	$11.37	$9.44	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.29	.20	.11	.19	.08
Net realized and unrealized gain (loss)	(.24)	(.93)	(.16)	2.27	(.37)	.01
Total from investment operations	(.17)	(.64)	.04	2.38	(.18)	.09
Distributions from net investment income	(.03)	(.29)	(.26)	(.13)	(.17)	(.11)
Distributions from net realized gain	-	(.22)	(.52)	(.33)	(.12)	(.07)
Total distributions	(.03)	(.51)	(.78)	(.45) D	(.29)	(.18)
Net asset value, end of period	$9.28	$9.48	$10.63	$11.37	$9.44	$9.91
Total Return E,F	(1.85)%	(5.91)%	.03%	25.50%	(2.09)%	1.02%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.42% I,J	.43%	.48%	.48%	.49% K	.49% I
Expenses net of fee waivers, if any	.42% I,J	.43%	.48%	.48%	.49% K	.49% I
Expenses net of all reductions	.42% I,J	.43%	.48%	.48%	.49% K	.49% I
Net investment income (loss)	1.50% I,J	3.10%	1.79%	1.02%	1.83%	1.49% I
Supplemental Data
Net assets, end of period (000 omitted)	$11,258	$13,357	$13,189	$11,995	$8,440	$468
Portfolio turnover rate L	18% I	32%	47%	43%	40%	52% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2015 Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.50	$10.66	$11.40	$9.45	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.31	.22	.12	.20	.09
Net realized and unrealized gain (loss)	(.24)	(.95)	(.17)	2.29	(.37)	- D
Total from investment operations	(.16)	(.64)	.05	2.41	(.17)	.09
Distributions from net investment income	(.03)	(.29)	(.28)	(.13)	(.18)	(.11)
Distributions from net realized gain	-	(.22)	(.52)	(.33)	(.12)	(.07)
Total distributions	(.03)	(.52) E	(.79) E	(.46)	(.30)	(.17) E
Net asset value, end of period	$9.31	$9.50	$10.66	$11.40	$9.45	$9.92
Total Return F,G	(1.71)%	(5.91)%	.16%	25.74%	(2.03)%	1.07%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.32% J,K	.33%	.38%	.38%	.38%	.39% J
Expenses net of fee waivers, if any	.32% J,K	.33%	.38%	.38%	.38%	.39% J
Expenses net of all reductions	.32% J,K	.33%	.38%	.38%	.38%	.39% J
Net investment income (loss)	1.60% J,K	3.20%	1.89%	1.12%	1.93%	1.59% J
Supplemental Data
Net assets, end of period (000 omitted)	$4,986	$5,071	$7,338	$5,237	$6,147	$101
Portfolio turnover rate L	18% J	32%	47%	43%	40%	52% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2015 Fund Class K6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.53	$10.69	$11.41	$9.47	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.32	.23	.13	.21	.09
Net realized and unrealized gain (loss)	(.24)	(.95)	(.16)	2.28	(.37)	.01
Total from investment operations	(.16)	(.63)	.07	2.41	(.16)	.10
Distributions from net investment income	(.03)	(.31)	(.27)	(.14)	(.17)	(.11)
Distributions from net realized gain	-	(.22)	(.52)	(.33)	(.12)	(.07)
Total distributions	(.03)	(.53)	(.79)	(.47)	(.29)	(.18)
Net asset value, end of period	$9.34	$9.53	$10.69	$11.41	$9.47	$9.92
Total Return D,E	(1.69)%	(5.79)%	.28%	25.71%	(1.86)%	1.12%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.22% H,I	.23%	.28%	.28%	.28%	.30% H,J
Expenses net of fee waivers, if any	.22% H,I	.23%	.28%	.28%	.28%	.30% H,J
Expenses net of all reductions	.22% H,I	.23%	.28%	.28%	.28%	.30% H,J
Net investment income (loss)	1.70% H,I	3.30%	1.99%	1.22%	2.03%	1.68% H
Supplemental Data
Net assets, end of period (000 omitted)	$81,891	$79,892	$85,899	$208,674	$162,504	$8,164
Portfolio turnover rate K	18% H	32%	47%	43%	40%	52% H

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2015 Fund Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.48	$10.63	$11.38	$9.44	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.29	.20	.11	.19	.08
Net realized and unrealized gain (loss)	(.23)	(.93)	(.17)	2.28	(.37)	.01
Total from investment operations	(.16)	(.64)	.03	2.39	(.18)	.09
Distributions from net investment income	(.03)	(.28)	(.26)	(.12)	(.18)	(.10)
Distributions from net realized gain	-	(.22)	(.52)	(.33)	(.12)	(.07)
Total distributions	(.03)	(.51) D	(.78)	(.45)	(.30)	(.17)
Net asset value, end of period	$9.29	$9.48	$10.63	$11.38	$9.44	$9.92
Total Return E,F	(1.74)%	(5.93)%	(.03)%	25.55%	(2.09)%	1.04%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.42% I,J	.43%	.48%	.48%	.48%	.49% I
Expenses net of fee waivers, if any	.42% I,J	.43%	.48%	.48%	.48%	.49% I
Expenses net of all reductions	.42% I,J	.43%	.48%	.48%	.48%	.49% I
Net investment income (loss)	1.50% I,J	3.10%	1.79%	1.02%	1.83%	1.49% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,239	$4,891	$5,025	$5,420	$3,592	$101
Portfolio turnover rate K	18% I	32%	47%	43%	40%	52% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2015 Fund Class Z

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.52	$10.68	$11.42	$9.47	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.31	.22	.12	.20	.09
Net realized and unrealized gain (loss)	(.24)	(.95)	(.17)	2.29	(.37)	- D
Total from investment operations	(.16)	(.64)	.05	2.41	(.17)	.09
Distributions from net investment income	(.03)	(.30)	(.27)	(.13)	(.16)	(.11)
Distributions from net realized gain	-	(.22)	(.52)	(.33)	(.12)	(.07)
Total distributions	(.03)	(.52)	(.79)	(.46)	(.28)	(.17) E
Net asset value, end of period	$9.33	$9.52	$10.68	$11.42	$9.47	$9.92
Total Return F,G	(1.71)%	(5.88)%	.13%	25.70%	(1.99)%	1.07%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.32% J,K	.33%	.38%	.38%	.38%	.39% J
Expenses net of fee waivers, if any	.32% J,K	.33%	.38%	.38%	.38%	.39% J
Expenses net of all reductions	.32% J,K	.33%	.38%	.38%	.38%	.39% J
Net investment income (loss)	1.60% J,K	3.20%	1.89%	1.12%	1.93%	1.59% J
Supplemental Data
Net assets, end of period (000 omitted)	$192	$117	$125	$124	$99	$101
Portfolio turnover rate L	18% J	32%	47%	43%	40%	52% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2015 Fund Class Z6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.50	$10.66	$11.40	$9.46	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.31	.22	.13	.21	.10
Net realized and unrealized gain (loss)	(.24)	(.94)	(.15)	2.29	(.37)	- D
Total from investment operations	(.16)	(.63)	.07	2.42	(.16)	.10
Distributions from net investment income	(.03)	(.31)	(.29)	(.15)	(.18)	(.11)
Distributions from net realized gain	-	(.22)	(.52)	(.33)	(.12)	(.07)
Total distributions	(.03)	(.53)	(.81)	(.48)	(.30)	(.18)
Net asset value, end of period	$9.31	$9.50	$10.66	$11.40	$9.46	$9.92
Total Return E,F	(1.69)%	(5.78)%	.27%	25.84%	(1.95)%	1.12%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.22% I,J	.23%	.28%	.28%	.28%	.29% I
Expenses net of fee waivers, if any	.22% I,J	.23%	.28%	.28%	.28%	.29% I
Expenses net of all reductions	.22% I,J	.23%	.28%	.28%	.28%	.29% I
Net investment income (loss)	1.70% I,J	3.30%	1.99%	1.22%	2.03%	1.69% I
Supplemental Data
Net assets, end of period (000 omitted)	$31,010	$31,442	$29,532	$1,740	$667	$101
Portfolio turnover rate K	18% I	32%	47%	43%	40%	52% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2015 Fund Premier Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.67	$11.55
Income from Investment Operations
Net investment income (loss) B,C	.08	.32	.40
Net realized and unrealized gain (loss)	(.24)	(.95)	(.47)
Total from investment operations	(.16)	(.63)	(.07)
Distributions from net investment income	(.03)	(.31)	(.30)
Distributions from net realized gain	-	(.22)	(.52)
Total distributions	(.03)	(.53)	(.81) D
Net asset value, end of period	$9.32	$9.51	$10.67
Total Return E,F	(1.69)%	(5.77)%	(.88)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.20% I,J	.20%	.25% I
Expenses net of fee waivers, if any	.20% I,J	.20%	.25% I
Expenses net of all reductions	.20% I,J	.20%	.25% I
Net investment income (loss)	1.72% I,J	3.33%	3.58% I
Supplemental Data
Net assets, end of period (000 omitted)	$82,093	$87,785	$110,493
Portfolio turnover rate K	18% I	32%	47%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2020 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	8.6
Fidelity Series Government Bond Index Fund	8.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.9
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Large Cap Value Index Fund	6.6
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series Corporate Bond Fund	5.7
Fidelity Series Blue Chip Growth Fund	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
63.6

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 3.6%

Fidelity Freedom® Blend 2020 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.35% 10/12/23 to 10/26/23 (b) (Cost $1,225,536)	1,230,000	1,225,709

Domestic Equity Funds - 23.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	2,721,983	36,882,874
Fidelity Series Commodity Strategy Fund (c)	53,833	5,335,394
Fidelity Series Large Cap Growth Index Fund (c)	1,382,179	23,317,352
Fidelity Series Large Cap Stock Fund (c)	1,403,012	25,675,124
Fidelity Series Large Cap Value Index Fund (c)	3,407,088	47,733,296
Fidelity Series Small Cap Core Fund (c)	11,948	118,051
Fidelity Series Small Cap Opportunities Fund (c)	944,993	11,661,219
Fidelity Series Value Discovery Fund (c)	1,202,329	17,602,102
TOTAL DOMESTIC EQUITY FUNDS (Cost $146,299,131)		168,325,412

International Equity Funds - 23.9%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	776,663	10,702,415
Fidelity Series Emerging Markets Fund (c)	1,544,763	12,296,312
Fidelity Series Emerging Markets Opportunities Fund (c)	3,110,725	50,922,575
Fidelity Series International Growth Fund (c)	1,766,640	26,729,265
Fidelity Series International Index Fund (c)	920,128	10,066,201
Fidelity Series International Small Cap Fund (c)	530,618	8,091,928
Fidelity Series International Value Fund (c)	2,421,342	26,610,549
Fidelity Series Overseas Fund (c)	2,289,901	26,746,044
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $167,296,019)		172,165,289

Bond Funds - 49.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	2,384,787	22,583,933
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	7,665,538	57,031,599
Fidelity Series Corporate Bond Fund (c)	4,745,072	41,234,672
Fidelity Series Emerging Markets Debt Fund (c)	521,199	3,726,576
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	137,286	1,245,188
Fidelity Series Floating Rate High Income Fund (c)	80,240	724,569
Fidelity Series Government Bond Index Fund (c)	6,864,461	60,613,186
Fidelity Series High Income Fund (c)	476,050	3,836,960
Fidelity Series International Developed Markets Bond Index Fund (c)	3,443,393	28,855,637
Fidelity Series Investment Grade Bond Fund (c)	6,433,826	61,443,043
Fidelity Series Investment Grade Securitized Fund (c)	4,886,341	41,436,170
Fidelity Series Long-Term Treasury Bond Index Fund (c)	6,038,472	31,762,365
Fidelity Series Real Estate Income Fund (c)	80,376	750,712
TOTAL BOND FUNDS (Cost $425,511,075)		355,244,610

Short-Term Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	1,163,217	1,163,450
Fidelity Series Government Money Market Fund 5.41% (c)(f)	5,603,218	5,603,218
Fidelity Series Short-Term Credit Fund (c)	173,748	1,674,931
Fidelity Series Treasury Bill Index Fund (c)	1,428,667	14,186,665
TOTAL SHORT-TERM FUNDS (Cost $22,707,495)		22,628,264

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $763,039,256)	719,589,284
NET OTHER ASSETS (LIABILITIES) - 0.0%	66,804
NET ASSETS - 100.0%	719,656,088

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	151	Dec 2023	16,317,438	(286,043)	(286,043)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	168	Dec 2023	17,700,375	(140,684)	(140,684)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	32	Dec 2023	3,641,000	(166,889)	(166,889)

TOTAL PURCHASED					(593,616)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	28	Dec 2023	6,055,700	259,779	259,779
ICE MSCI EAFE Index Contracts (United States)	31	Dec 2023	3,164,325	94,697	94,697
ICE MSCI Emerging Markets Index Contracts (United States)	47	Dec 2023	2,245,425	63,296	63,296

TOTAL SOLD					417,772

TOTAL FUTURES CONTRACTS					(175,844)
The notional amount of futures purchased as a percentage of Net Assets is 5.2%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $50,461,885.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,137,022.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,067,310	8,820,852	8,724,712	31,001	-	-	1,163,450	0.0%
Total	1,067,310	8,820,852	8,724,712	31,001	-	-	1,163,450

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19,154,323	5,269,303	1,800,002	37	(17,143)	(22,548)	22,583,933
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	62,204,379	4,945,225	5,302,661	46,431	(644,427)	(4,170,917)	57,031,599
Fidelity Series Blue Chip Growth Fund	40,202,748	2,619,054	11,261,507	122,902	(588,130)	5,910,709	36,882,874
Fidelity Series Canada Fund	12,278,900	865,387	2,580,986	-	213,278	(74,164)	10,702,415
Fidelity Series Commodity Strategy Fund	5,250,693	888,157	811,437	124,834	(129,002)	136,983	5,335,394
Fidelity Series Corporate Bond Fund	42,334,544	5,103,382	4,025,741	874,955	(17,706)	(2,159,807)	41,234,672
Fidelity Series Emerging Markets Debt Fund	3,858,623	307,504	337,853	116,747	(15,160)	(86,538)	3,726,576
Fidelity Series Emerging Markets Debt Local Currency Fund	1,309,954	72,544	132,195	-	(1,886)	(3,229)	1,245,188
Fidelity Series Emerging Markets Fund	8,660,587	3,912,678	-	-	-	(276,953)	12,296,312
Fidelity Series Emerging Markets Opportunities Fund	59,186,908	408,953	8,796,368	-	(1,485,910)	1,608,992	50,922,575
Fidelity Series Floating Rate High Income Fund	735,126	67,565	91,462	33,257	(851)	14,191	724,569
Fidelity Series Government Bond Index Fund	62,572,777	7,442,773	5,779,141	863,664	(100,505)	(3,522,718)	60,613,186
Fidelity Series Government Money Market Fund 5.41%	4,771,231	1,908,134	1,076,147	134,297	-	-	5,603,218
Fidelity Series High Income Fund	3,937,860	306,419	351,490	117,684	(13,052)	(42,777)	3,836,960
Fidelity Series International Developed Markets Bond Index Fund	30,207,163	2,664,631	2,938,231	490,686	(56,398)	(1,021,528)	28,855,637
Fidelity Series International Growth Fund	28,501,300	2,392,268	3,075,298	-	(173,433)	(915,572)	26,729,265
Fidelity Series International Index Fund	11,818,514	771,062	2,454,944	-	99,201	(167,632)	10,066,201
Fidelity Series International Small Cap Fund	8,924,463	405,724	847,586	-	(92,068)	(298,605)	8,091,928
Fidelity Series International Value Fund	28,348,909	1,650,334	4,431,556	-	284,340	758,522	26,610,549
Fidelity Series Investment Grade Bond Fund	63,748,517	7,282,340	6,117,972	1,281,184	(30,074)	(3,439,768)	61,443,043
Fidelity Series Investment Grade Securitized Fund	43,890,419	4,393,058	4,163,739	825,188	(23,921)	(2,659,647)	41,436,170
Fidelity Series Large Cap Growth Index Fund	25,466,194	1,501,906	5,982,626	61,625	1,568,912	762,966	23,317,352
Fidelity Series Large Cap Stock Fund	27,861,088	1,864,527	5,183,708	626,581	569,261	563,956	25,675,124
Fidelity Series Large Cap Value Index Fund	52,010,771	3,027,052	7,960,190	-	247,868	407,795	47,733,296
Fidelity Series Long-Term Treasury Bond Index Fund	34,057,701	5,808,288	2,743,688	513,799	(88,687)	(5,271,249)	31,762,365
Fidelity Series Overseas Fund	28,473,627	2,100,912	3,167,507	-	(101,095)	(559,893)	26,746,044
Fidelity Series Real Estate Income Fund	1,370,627	100,422	714,008	35,253	(90,888)	84,559	750,712
Fidelity Series Short-Term Credit Fund	1,822,231	220,509	366,155	24,304	(5,750)	4,096	1,674,931
Fidelity Series Small Cap Core Fund	83,092	37,382	2,103	73	17	(337)	118,051
Fidelity Series Small Cap Opportunities Fund	12,721,106	951,084	2,193,322	58,067	(90,242)	272,593	11,661,219
Fidelity Series Treasury Bill Index Fund	12,664,449	3,485,372	1,936,560	347,687	(2,539)	(24,057)	14,186,665
Fidelity Series Value Discovery Fund	19,036,735	1,171,859	2,977,917	-	33,351	338,074	17,602,102
	757,465,559	73,945,808	99,604,100	6,699,255	(752,639)	(13,854,503)	717,200,125

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	1,225,709	-	1,225,709	-

Domestic Equity Funds	168,325,412	168,325,412	-	-

International Equity Funds	172,165,289	172,165,289	-	-

Bond Funds	355,244,610	355,244,610	-	-

Short-Term Funds	22,628,264	22,628,264	-	-
Total Investments in Securities:	719,589,284	718,363,575	1,225,709	-
Derivative Instruments: Assets
Futures Contracts	417,772	417,772	-	-
Total Assets	417,772	417,772	-	-
Liabilities
Futures Contracts	(593,616)	(593,616)	-	-
Total Liabilities	(593,616)	(593,616)	-	-
Total Derivative Instruments:	(175,844)	(175,844)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	417,772	0
Total Equity Risk	417,772	0
Interest Rate Risk
Futures Contracts (a)	0	(593,616)
Total Interest Rate Risk	0	(593,616)
Total Value of Derivatives	417,772	(593,616)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2020 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,225,536)	$1,225,709
Fidelity Central Funds (cost $1,163,450)	1,163,450
Other affiliated issuers (cost $760,650,270)	717,200,125

Total Investment in Securities (cost $763,039,256)		$719,589,284
Cash		30,444
Receivable for investments sold		3,931,694
Receivable for fund shares sold		1,456,549
Distributions receivable from Fidelity Central Funds		6,116
Receivable for daily variation margin on futures contracts		93,252
Total assets		725,107,339
Liabilities
Payable for investments purchased	$4,704,918
Payable for fund shares redeemed	588,699
Accrued management fee	151,258
Distribution and service plan fees payable	2,650
Other payables and accrued expenses	3,726
Total Liabilities		5,451,251
Net Assets		$719,656,088
Net Assets consist of:
Paid in capital		$778,385,017
Total accumulated earnings (loss)		(58,728,929)
Net Assets		$719,656,088

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($6,003,479 ÷ 638,147 shares)(a)		$9.41
Maximum offering price per share (100/94.25 of $9.41)		$9.98
Class M :
Net Asset Value and redemption price per share ($1,006,274 ÷ 107,109 shares)(a)		$9.39
Maximum offering price per share (100/96.50 of $9.39)		$9.73
Class C :
Net Asset Value and offering price per share ($1,151,227 ÷ 124,009 shares)(a)		$9.28
Fidelity Freedom Blend 2020 Fund :
Net Asset Value, offering price and redemption price per share ($45,826,950 ÷ 4,856,066 shares)		$9.44
Class K :
Net Asset Value, offering price and redemption price per share ($13,592,448 ÷ 1,435,000 shares)		$9.47
Class K6 :
Net Asset Value, offering price and redemption price per share ($304,094,195 ÷ 31,976,207 shares)		$9.51
Class I :
Net Asset Value, offering price and redemption price per share ($6,334,286 ÷ 670,330 shares)		$9.45
Class Z :
Net Asset Value, offering price and redemption price per share ($1,689,405 ÷ 178,170 shares)		$9.48
Class Z6 :
Net Asset Value, offering price and redemption price per share ($67,379,270 ÷ 7,105,070 shares)		$9.48
Premier Class :
Net Asset Value, offering price and redemption price per share ($272,578,554 ÷ 28,719,485 shares)		$9.49
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$6,334,095
Interest		30,839
Income from Fidelity Central Funds		31,001
Total Income		6,395,935
Expenses
Management fee	$936,467
Distribution and service plan fees	16,429
Independent trustees' fees and expenses	1,258
Miscellaneous	3,728
Total expenses before reductions	957,882
Expense reductions	(72)
Total expenses after reductions		957,810
Net Investment income (loss)		5,438,125
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(752,639)
Futures contracts	(1,944,018)
Capital gain distributions from underlying funds:
Affiliated issuers	365,160
Total net realized gain (loss)		(2,331,497)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(57)
Affiliated issuers	(13,854,503)
Futures contracts	42,544
Total change in net unrealized appreciation (depreciation)		(13,812,016)
Net gain (loss)		(16,143,513)
Net increase (decrease) in net assets resulting from operations		$(10,705,388)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,438,125	$22,497,345
Net realized gain (loss)	(2,331,497)	(11,709,060)
Change in net unrealized appreciation (depreciation)	(13,812,016)	(63,275,821)
Net increase (decrease) in net assets resulting from operations	(10,705,388)	(52,487,536)
Distributions to shareholders	(1,867,990)	(39,754,545)

Share transactions - net increase (decrease)	(27,436,102)	36,536,417
Total increase (decrease) in net assets	(40,009,480)	(55,705,664)

Net Assets
Beginning of period	759,665,568	815,371,232
End of period	$719,656,088	$759,665,568

Financial Highlights
Fidelity Advisor Freedom® Blend 2020 Fund Class A

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.59	$10.86	$11.61	$9.30	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.26	.18	.09	.16	.05
Net realized and unrealized gain (loss)	(.22)	(1.02)	(.12)	2.70	(.49)	(.01)
Total from investment operations	(.17)	(.76)	.06	2.79	(.33)	.04
Distributions from net investment income	(.01)	(.26)	(.25)	(.11)	(.15)	(.07)
Distributions from net realized gain	-	(.25)	(.56)	(.37)	(.14)	(.05)
Total distributions	(.01)	(.51)	(.81)	(.48)	(.29)	(.12)
Net asset value, end of period	$9.41	$9.59	$10.86	$11.61	$9.30	$9.92
Total Return D,E,F	(1.73)%	(6.92)%	.19%	30.27%	(3.65)%	.55%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.69% I,J	.69%	.74%	.74%	.75%	.77% I,K
Expenses net of fee waivers, if any	.69% I,J	.69%	.74%	.74%	.75%	.77% I,K
Expenses net of all reductions	.69% I,J	.69%	.74%	.74%	.75%	.77% I,K
Net investment income (loss)	1.00% I,J	2.67%	1.50%	.82%	1.57%	.81% I
Supplemental Data
Net assets, end of period (000 omitted)	$6,003	$6,154	$5,800	$3,303	$1,422	$894
Portfolio turnover rate L	20% I	36%	44%	37%	40%	78% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2020 Fund Class M

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.59	$10.85	$11.60	$9.29	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.23	.15	.06	.13	.03
Net realized and unrealized gain (loss)	(.23)	(1.01)	(.12)	2.71	(.48)	(.01)
Total from investment operations	(.19)	(.78)	.03	2.77	(.35)	.02
Distributions from net investment income	(.01)	(.23)	(.22)	(.10)	(.14)	(.05)
Distributions from net realized gain	-	(.25)	(.56)	(.37)	(.14)	(.05)
Total distributions	(.01)	(.48)	(.78)	(.46) D	(.28)	(.10)
Net asset value, end of period	$9.39	$9.59	$10.85	$11.60	$9.29	$9.92
Total Return E,F,G	(2.00)%	(7.13)%	(.07)%	30.14%	(3.91)%	.33%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.94% J,K	.94%	.99%	.99%	1.00%	1.00% J
Expenses net of fee waivers, if any	.94% J,K	.94%	.99%	.99%	1.00%	1.00% J
Expenses net of all reductions	.94% J,K	.94%	.99%	.99%	1.00%	1.00% J
Net investment income (loss)	.75% J,K	2.42%	1.25%	.56%	1.32%	.58% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,006	$1,257	$1,434	$1,433	$267	$107
Portfolio turnover rate L	20% J	36%	44%	37%	40%	78% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2020 Fund Class C

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.49	$10.77	$11.54	$9.26	$9.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.18	.09	.01	.08	- D
Net realized and unrealized gain (loss)	(.22)	(1.00)	(.11)	2.69	(.49)	- D
Total from investment operations	(.21)	(.82)	(.02)	2.70	(.41)	- D
Distributions from net investment income	-	(.21)	(.19)	(.05)	(.09)	(.05)
Distributions from net realized gain	-	(.25)	(.56)	(.36)	(.14)	(.05)
Total distributions	-	(.46)	(.75)	(.42) E	(.23)	(.10)
Net asset value, end of period	$9.28	$9.49	$10.77	$11.54	$9.26	$9.90
Total Return F,G,H	(2.21)%	(7.56)%	(.56)%	29.38%	(4.42)%	.08%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.44% K,L	1.44%	1.49%	1.49%	1.50%	1.52% L,M
Expenses net of fee waivers, if any	1.44% K,L	1.44%	1.49%	1.49%	1.50%	1.52% L,M
Expenses net of all reductions	1.44% K,L	1.44%	1.49%	1.48%	1.50%	1.52% L,M
Net investment income (loss)	.25% K,L	1.92%	.75%	.08%	.82%	.06% L
Supplemental Data
Net assets, end of period (000 omitted)	$1,151	$1,287	$1,316	$1,027	$413	$385
Portfolio turnover rate N	20% L	36%	44%	37%	40%	78% L

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the contingent deferred sales charge.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KProxy expenses are not annualized.

LAnnualized.

MOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2020 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.62	$10.88	$11.63	$9.31	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.28	.20	.12	.18	.06
Net realized and unrealized gain (loss)	(.22)	(1.01)	(.11)	2.70	(.48)	(.01)
Total from investment operations	(.16)	(.73)	.09	2.82	(.30)	.05
Distributions from net investment income	(.02)	(.28)	(.28)	(.13)	(.17)	(.08)
Distributions from net realized gain	-	(.25)	(.57)	(.37)	(.14)	(.05)
Total distributions	(.02)	(.53)	(.84) D	(.50)	(.31)	(.13)
Net asset value, end of period	$9.44	$9.62	$10.88	$11.63	$9.31	$9.92
Total Return E,F	(1.68)%	(6.62)%	.45%	30.61%	(3.38)%	.63%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.44% I,J	.44%	.49%	.49%	.51% K	.50% I
Expenses net of fee waivers, if any	.44% I,J	.44%	.49%	.49%	.51% K	.50% I
Expenses net of all reductions	.44% I,J	.44%	.49%	.49%	.51% K	.50% I
Net investment income (loss)	1.25% I,J	2.92%	1.75%	1.07%	1.81%	1.08% I
Supplemental Data
Net assets, end of period (000 omitted)	$45,827	$50,764	$60,070	$33,411	$19,124	$1,168
Portfolio turnover rate L	20% I	36%	44%	37%	40%	78% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2020 Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.65	$10.92	$11.66	$9.32	$9.94	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.29	.22	.13	.20	.07
Net realized and unrealized gain (loss)	(.23)	(1.03)	(.11)	2.71	(.49)	(.01)
Total from investment operations	(.16)	(.74)	.11	2.84	(.29)	.06
Distributions from net investment income	(.02)	(.28)	(.28)	(.14)	(.19)	(.07)
Distributions from net realized gain	-	(.25)	(.57)	(.37)	(.14)	(.05)
Total distributions	(.02)	(.53)	(.85)	(.50) D	(.33)	(.12)
Net asset value, end of period	$9.47	$9.65	$10.92	$11.66	$9.32	$9.94
Total Return E,F	(1.65)%	(6.62)%	.57%	30.84%	(3.35)%	.73%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.34% I,J	.34%	.39%	.39%	.40%	.40% I
Expenses net of fee waivers, if any	.34% I,J	.34%	.39%	.39%	.40%	.40% I
Expenses net of all reductions	.34% I,J	.34%	.39%	.39%	.40%	.40% I
Net investment income (loss)	1.35% I,J	3.02%	1.85%	1.17%	1.92%	1.18% I
Supplemental Data
Net assets, end of period (000 omitted)	$13,592	$16,963	$23,621	$26,939	$23,420	$101
Portfolio turnover rate K	20% I	36%	44%	37%	40%	78% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2020 Fund Class K6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.69	$10.96	$11.68	$9.34	$9.94	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.30	.23	.14	.21	.07
Net realized and unrealized gain (loss)	(.23)	(1.02)	(.11)	2.71	(.49)	- D
Total from investment operations	(.16)	(.72)	.12	2.85	(.28)	.07
Distributions from net investment income	(.02)	(.30)	(.28)	(.15)	(.18)	(.08)
Distributions from net realized gain	-	(.25)	(.57)	(.37)	(.14)	(.05)
Total distributions	(.02)	(.55)	(.84) E	(.51) E	(.32)	(.13)
Net asset value, end of period	$9.51	$9.69	$10.96	$11.68	$9.34	$9.94
Total Return F,G	(1.61)%	(6.45)%	.68%	30.88%	(3.21)%	.77%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.24% J,K	.24%	.29%	.29%	.30%	.31% J,L
Expenses net of fee waivers, if any	.24% J,K	.24%	.29%	.29%	.30%	.31% J,L
Expenses net of all reductions	.24% J,K	.24%	.29%	.29%	.30%	.31% J,L
Net investment income (loss)	1.45% J,K	3.12%	1.95%	1.27%	2.02%	1.27% J
Supplemental Data
Net assets, end of period (000 omitted)	$304,094	$309,974	$296,601	$684,575	$476,911	$21,065
Portfolio turnover rate M	20% J	36%	44%	37%	40%	78% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2020 Fund Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.63	$10.90	$11.64	$9.31	$9.94	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.28	.21	.12	.19	.06
Net realized and unrealized gain (loss)	(.22)	(1.03)	(.11)	2.71	(.50)	- D
Total from investment operations	(.16)	(.75)	.10	2.83	(.31)	.06
Distributions from net investment income	(.02)	(.27)	(.28)	(.13)	(.18)	(.07)
Distributions from net realized gain	-	(.25)	(.57)	(.37)	(.14)	(.05)
Total distributions	(.02)	(.52)	(.84) E	(.50)	(.32)	(.12)
Net asset value, end of period	$9.45	$9.63	$10.90	$11.64	$9.31	$9.94
Total Return F,G	(1.67)%	(6.72)%	.51%	30.71%	(3.50)%	.69%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.44% J,K	.44%	.49%	.49%	.51% L	.50% J
Expenses net of fee waivers, if any	.44% J,K	.44%	.49%	.49%	.51% L	.50% J
Expenses net of all reductions	.44% J,K	.44%	.49%	.49%	.51% L	.50% J
Net investment income (loss)	1.26% J,K	2.92%	1.75%	1.07%	1.81%	1.08% J
Supplemental Data
Net assets, end of period (000 omitted)	$6,334	$8,616	$9,095	$8,555	$5,169	$121
Portfolio turnover rate M	20% J	36%	44%	37%	40%	78% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2020 Fund Class Z

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.66	$10.93	$11.68	$9.34	$9.94	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.29	.22	.13	.20	.07
Net realized and unrealized gain (loss)	(.22)	(1.02)	(.11)	2.71	(.50)	(.01)
Total from investment operations	(.16)	(.73)	.11	2.84	(.30)	.06
Distributions from net investment income	(.02)	(.29)	(.29)	(.14)	(.17)	(.07)
Distributions from net realized gain	-	(.25)	(.57)	(.37)	(.14)	(.05)
Total distributions	(.02)	(.54)	(.86)	(.50) D	(.30) D	(.12)
Net asset value, end of period	$9.48	$9.66	$10.93	$11.68	$9.34	$9.94
Total Return E,F	(1.64)%	(6.56)%	.55%	30.77%	(3.35)%	.73%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.35% I,J,K	.34%	.39%	.39%	.40%	.40% J
Expenses net of fee waivers, if any	.35% I,J,K	.34%	.39%	.39%	.40%	.40% J
Expenses net of all reductions	.35% I,J,K	.34%	.39%	.39%	.40%	.40% J
Net investment income (loss)	1.35% J,K	3.02%	1.85%	1.17%	1.92%	1.18% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,689	$787	$740	$158	$121	$101
Portfolio turnover rate L	20% J	36%	44%	37%	40%	78% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized.

KProxy expenses are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2020 Fund Class Z6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.66	$10.93	$11.68	$9.34	$9.94	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.30	.23	.14	.20	.07
Net realized and unrealized gain (loss)	(.23)	(1.02)	(.11)	2.71	(.48)	- D
Total from investment operations	(.16)	(.72)	.12	2.85	(.28)	.07
Distributions from net investment income	(.02)	(.30)	(.30)	(.15)	(.18)	(.08)
Distributions from net realized gain	-	(.25)	(.57)	(.37)	(.14)	(.05)
Total distributions	(.02)	(.55)	(.87)	(.51) E	(.32)	(.13)
Net asset value, end of period	$9.48	$9.66	$10.93	$11.68	$9.34	$9.94
Total Return F,G	(1.62)%	(6.45)%	.63%	30.88%	(3.19)%	.77%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.24% J,K	.24%	.29%	.29%	.31% L	.30% K
Expenses net of fee waivers, if any	.24% J,K	.24%	.29%	.29%	.31% L	.30% K
Expenses net of all reductions	.24% J,K	.24%	.29%	.29%	.31% L	.30% K
Net investment income (loss)	1.45% J,K	3.12%	1.95%	1.27%	2.01%	1.28% K
Supplemental Data
Net assets, end of period (000 omitted)	$67,379	$69,287	$52,552	$3,752	$1,790	$101
Portfolio turnover rate M	20% K	36%	44%	37%	40%	78% K

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JProxy expenses are not annualized.

KAnnualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2020 Fund Premier Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.67	$10.94	$11.85
Income from Investment Operations
Net investment income (loss) B,C	.07	.30	.43
Net realized and unrealized gain (loss)	(.22)	(1.02)	(.47)
Total from investment operations	(.15)	(.72)	(.04)
Distributions from net investment income	(.03)	(.30)	(.31)
Distributions from net realized gain	-	(.25)	(.57)
Total distributions	(.03)	(.55)	(.87) D
Net asset value, end of period	$9.49	$9.67	$10.94
Total Return E,F	(1.61)%	(6.45)%	(.69)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I,J	.21%	.26% J
Expenses net of fee waivers, if any	.21% I,J	.21%	.26% J
Expenses net of all reductions	.21% I,J	.21%	.26% J
Net investment income (loss)	1.48% I,J	3.15%	3.69% J
Supplemental Data
Net assets, end of period (000 omitted)	$272,579	$294,577	$364,143
Portfolio turnover rate K	20% J	36%	44%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2025 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.6
Fidelity Series Large Cap Value Index Fund	8.0
Fidelity Series Emerging Markets Opportunities Fund	7.7
Fidelity Series Investment Grade Bond Fund	7.5
Fidelity Series Government Bond Index Fund	7.3
Fidelity Series Blue Chip Growth Fund	6.2
Fidelity Series Investment Grade Securitized Fund	5.0
Fidelity Series Corporate Bond Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Large Cap Stock Fund	4.3
64.5

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 3.7%

Fidelity Freedom® Blend 2025 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.35% 10/12/23 to 11/2/23 (b) (Cost $2,431,177)	2,440,000	2,431,519

Domestic Equity Funds - 27.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	6,648,049	90,081,068
Fidelity Series Commodity Strategy Fund (c)	109,648	10,867,221
Fidelity Series Large Cap Growth Index Fund (c)	3,375,854	56,950,655
Fidelity Series Large Cap Stock Fund (c)	3,426,549	62,705,844
Fidelity Series Large Cap Value Index Fund (c)	8,321,038	116,577,737
Fidelity Series Small Cap Core Fund (c)	28,115	277,778
Fidelity Series Small Cap Opportunities Fund (c)	2,308,194	28,483,109
Fidelity Series Value Discovery Fund (c)	2,936,430	42,989,338
TOTAL DOMESTIC EQUITY FUNDS (Cost $362,823,735)		408,932,750

International Equity Funds - 26.9%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,809,687	24,937,489
Fidelity Series Emerging Markets Fund (c)	3,489,557	27,776,877
Fidelity Series Emerging Markets Opportunities Fund (c)	6,935,732	113,537,927
Fidelity Series International Growth Fund (c)	4,112,371	62,220,167
Fidelity Series International Index Fund (c)	2,144,269	23,458,306
Fidelity Series International Small Cap Fund (c)	1,218,597	18,583,611
Fidelity Series International Value Fund (c)	5,632,458	61,900,713
Fidelity Series Overseas Fund (c)	5,330,408	62,259,164
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $396,377,319)		394,674,254

Bond Funds - 43.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	16,962,560	126,201,442
Fidelity Series Corporate Bond Fund (c)	8,421,956	73,186,796
Fidelity Series Emerging Markets Debt Fund (c)	1,061,611	7,590,518
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	277,746	2,519,152
Fidelity Series Floating Rate High Income Fund (c)	163,426	1,475,737
Fidelity Series Government Bond Index Fund (c)	12,183,641	107,581,549
Fidelity Series High Income Fund (c)	964,881	7,776,940
Fidelity Series International Developed Markets Bond Index Fund (c)	6,891,048	57,746,985
Fidelity Series Investment Grade Bond Fund (c)	11,419,382	109,055,094
Fidelity Series Investment Grade Securitized Fund (c)	8,672,846	73,545,736
Fidelity Series Long-Term Treasury Bond Index Fund (c)	13,537,928	71,209,502
Fidelity Series Real Estate Income Fund (c)	168,678	1,575,457
TOTAL BOND FUNDS (Cost $770,601,305)		639,464,908

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	2,342,590	2,343,058
Fidelity Series Government Money Market Fund 5.41% (c)(f)	5,163,203	5,163,203
Fidelity Series Short-Term Credit Fund (c)	20,201	194,737
Fidelity Series Treasury Bill Index Fund (c)	1,224,832	12,162,582
TOTAL SHORT-TERM FUNDS (Cost $19,883,279)		19,863,580

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,552,116,815)	1,465,367,011
NET OTHER ASSETS (LIABILITIES) - 0.0%	89,363
NET ASSETS - 100.0%	1,465,456,374

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	307	Dec 2023	33,175,188	(585,556)	(585,556)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	343	Dec 2023	36,138,266	(291,106)	(291,106)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	65	Dec 2023	7,395,781	(339,198)	(339,198)

TOTAL PURCHASED					(1,215,860)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	57	Dec 2023	12,327,675	528,836	528,836
ICE MSCI EAFE Index Contracts (United States)	61	Dec 2023	6,226,575	192,906	192,906
ICE MSCI Emerging Markets Index Contracts (United States)	98	Dec 2023	4,681,950	126,582	126,582

TOTAL SOLD					848,324

TOTAL FUTURES CONTRACTS					(367,536)
The notional amount of futures purchased as a percentage of Net Assets is 5.2%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $100,131,168.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,315,927.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,060,328	17,814,344	17,531,614	60,476	-	-	2,343,058	0.0%
Total	2,060,328	17,814,344	17,531,614	60,476	-	-	2,343,058

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	121,256,615	20,344,982	5,236,301	98,120	(53,958)	(10,109,896)	126,201,442
Fidelity Series Blue Chip Growth Fund	92,576,641	6,370,705	20,963,892	297,907	(1,008,825)	13,106,439	90,081,068
Fidelity Series Canada Fund	27,012,122	2,082,092	4,427,592	-	143,631	127,236	24,937,489
Fidelity Series Commodity Strategy Fund	10,168,216	1,749,588	1,065,868	253,120	(187,067)	202,352	10,867,221
Fidelity Series Corporate Bond Fund	71,536,047	9,741,413	4,274,003	1,510,639	(102,421)	(3,714,240)	73,186,796
Fidelity Series Emerging Markets Debt Fund	7,494,700	627,587	322,896	230,397	146	(209,019)	7,590,518
Fidelity Series Emerging Markets Debt Local Currency Fund	2,541,531	126,755	134,017	-	3,288	(18,405)	2,519,152
Fidelity Series Emerging Markets Fund	18,800,585	9,616,366	-	-	-	(640,074)	27,776,877
Fidelity Series Emerging Markets Opportunities Fund	124,449,774	700,392	11,534,742	-	(2,378,897)	2,301,400	113,537,927
Fidelity Series Floating Rate High Income Fund	1,419,697	136,259	106,466	65,337	31	26,216	1,475,737
Fidelity Series Government Bond Index Fund	105,877,573	14,129,097	6,106,045	1,492,237	(72,828)	(6,246,248)	107,581,549
Fidelity Series Government Money Market Fund 5.41%	4,180,278	2,238,440	1,255,515	116,791	-	-	5,163,203
Fidelity Series High Income Fund	7,608,311	625,899	344,032	231,342	166	(113,404)	7,776,940
Fidelity Series International Developed Markets Bond Index Fund	57,580,813	5,680,493	3,408,125	938,054	(72,877)	(2,033,319)	57,746,985
Fidelity Series International Growth Fund	62,700,338	5,895,586	3,723,201	-	(94,260)	(2,558,296)	62,220,167
Fidelity Series International Index Fund	25,999,698	1,866,993	4,199,832	-	(110,328)	(98,225)	23,458,306
Fidelity Series International Small Cap Fund	19,518,607	950,264	976,409	-	19,911	(928,762)	18,583,611
Fidelity Series International Value Fund	62,479,185	3,991,210	6,832,337	-	112,990	2,149,665	61,900,713
Fidelity Series Investment Grade Bond Fund	107,789,584	13,921,484	6,579,143	2,212,804	(178,949)	(5,897,882)	109,055,094
Fidelity Series Investment Grade Securitized Fund	74,303,878	8,417,644	4,470,741	1,424,529	(140,400)	(4,564,645)	73,545,736
Fidelity Series Large Cap Growth Index Fund	58,642,125	3,663,009	10,632,641	143,848	897,085	4,381,077	56,950,655
Fidelity Series Large Cap Stock Fund	64,150,858	4,486,037	8,426,674	1,517,471	249,798	2,245,825	62,705,844
Fidelity Series Large Cap Value Index Fund	119,762,256	7,567,334	12,062,787	-	399,757	911,177	116,577,737
Fidelity Series Long-Term Treasury Bond Index Fund	72,906,070	13,214,343	3,072,695	1,121,278	(52,320)	(11,785,896)	71,209,502
Fidelity Series Overseas Fund	62,639,383	5,253,146	3,958,716	-	(35,019)	(1,639,630)	62,259,164
Fidelity Series Real Estate Income Fund	2,601,352	204,882	1,215,908	70,624	(154,083)	139,214	1,575,457
Fidelity Series Short-Term Credit Fund	189,788	5,155	-	2,692	-	(206)	194,737
Fidelity Series Small Cap Core Fund	192,337	96,765	11,502	170	1,080	(902)	277,778
Fidelity Series Small Cap Opportunities Fund	29,286,369	2,312,872	3,468,733	140,973	115,959	236,642	28,483,109
Fidelity Series Treasury Bill Index Fund	10,634,419	3,865,003	2,315,254	296,487	(4,097)	(17,489)	12,162,582
Fidelity Series Value Discovery Fund	43,830,370	2,919,756	4,573,592	-	(76,310)	889,114	42,989,338
	1,470,129,520	152,801,551	135,699,659	12,164,820	(2,778,797)	(23,860,181)	1,460,592,434

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	2,431,519	-	2,431,519	-

Domestic Equity Funds	408,932,750	408,932,750	-	-

International Equity Funds	394,674,254	394,674,254	-	-

Bond Funds	639,464,908	639,464,908	-	-

Short-Term Funds	19,863,580	19,863,580	-	-
Total Investments in Securities:	1,465,367,011	1,462,935,492	2,431,519	-
Derivative Instruments: Assets
Futures Contracts	848,324	848,324	-	-
Total Assets	848,324	848,324	-	-
Liabilities
Futures Contracts	(1,215,860)	(1,215,860)	-	-
Total Liabilities	(1,215,860)	(1,215,860)	-	-
Total Derivative Instruments:	(367,536)	(367,536)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	848,324	0
Total Equity Risk	848,324	0
Interest Rate Risk
Futures Contracts (a)	0	(1,215,860)
Total Interest Rate Risk	0	(1,215,860)
Total Value of Derivatives	848,324	(1,215,860)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2025 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,431,177)	$2,431,519
Fidelity Central Funds (cost $2,343,058)	2,343,058
Other affiliated issuers (cost $1,547,342,580)	1,460,592,434

Total Investment in Securities (cost $1,552,116,815)		$1,465,367,011
Receivable for investments sold		9,146,416
Receivable for fund shares sold		4,888,660
Distributions receivable from Fidelity Central Funds		12,081
Receivable for daily variation margin on futures contracts		189,937
Total assets		1,479,604,105
Liabilities
Payable for investments purchased	$11,544,153
Payable for fund shares redeemed	2,272,722
Accrued management fee	319,203
Distribution and service plan fees payable	4,769
Other payables and accrued expenses	6,884
Total Liabilities		14,147,731
Net Assets		$1,465,456,374
Net Assets consist of:
Paid in capital		$1,589,243,259
Total accumulated earnings (loss)		(123,786,885)
Net Assets		$1,465,456,374

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($9,889,773 ÷ 1,030,431 shares)(a)		$9.60
Maximum offering price per share (100/94.25 of $9.60)		$10.19
Class M :
Net Asset Value and redemption price per share ($2,111,405 ÷ 219,023 shares)(a)		$9.64
Maximum offering price per share (100/96.50 of $9.64)		$9.99
Class C :
Net Asset Value and offering price per share ($2,077,575 ÷ 219,508 shares)(a)		$9.46
Fidelity Freedom Blend 2025 Fund :
Net Asset Value, offering price and redemption price per share ($90,110,774 ÷ 9,365,559 shares)		$9.62
Class K :
Net Asset Value, offering price and redemption price per share ($22,378,792 ÷ 2,317,138 shares)		$9.66
Class K6 :
Net Asset Value, offering price and redemption price per share ($636,838,195 ÷ 65,704,910 shares)		$9.69
Class I :
Net Asset Value, offering price and redemption price per share ($16,537,353 ÷ 1,716,392 shares)		$9.63
Class Z :
Net Asset Value, offering price and redemption price per share ($3,884,422 ÷ 401,679 shares)		$9.67
Class Z6 :
Net Asset Value, offering price and redemption price per share ($145,790,404 ÷ 15,086,441 shares)		$9.66
Premier Class :
Net Asset Value, offering price and redemption price per share ($535,837,681 ÷ 55,404,603 shares)		$9.67
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$11,280,466
Interest		60,026
Income from Fidelity Central Funds		60,476
Total Income		11,400,968
Expenses
Management fee	$1,924,713
Distribution and service plan fees	28,680
Independent trustees' fees and expenses	2,466
Miscellaneous	6,885
Total expenses before reductions	1,962,744
Expense reductions	(95)
Total expenses after reductions		1,962,649
Net Investment income (loss)		9,438,319
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(2,778,797)
Futures contracts	(3,743,377)
Capital gain distributions from underlying funds:
Affiliated issuers	884,354
Total net realized gain (loss)		(5,637,820)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(64)
Affiliated issuers	(23,860,181)
Futures contracts	60,156
Total change in net unrealized appreciation (depreciation)		(23,800,089)
Net gain (loss)		(29,437,909)
Net increase (decrease) in net assets resulting from operations		$(19,999,590)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,438,319	$41,938,217
Net realized gain (loss)	(5,637,820)	(28,782,204)
Change in net unrealized appreciation (depreciation)	(23,800,089)	(110,061,242)
Net increase (decrease) in net assets resulting from operations	(19,999,590)	(96,905,229)
Distributions to shareholders	(2,163,964)	(72,489,006)

Share transactions - net increase (decrease)	13,234,976	150,033,762
Total increase (decrease) in net assets	(8,928,578)	(19,360,473)

Net Assets
Beginning of period	1,474,384,952	1,493,745,425
End of period	$1,465,456,374	$1,474,384,952

Financial Highlights
Fidelity Advisor Freedom® Blend 2025 Fund Class A

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.76	$11.05	$11.71	$9.09	$9.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.25	.19	.09	.16	.03
Net realized and unrealized gain (loss)	(.19)	(1.05)	(.08)	3.01	(.58)	(.02)
Total from investment operations	(.15)	(.80)	.11	3.10	(.42)	.01
Distributions from net investment income	(.01)	(.25)	(.25)	(.11)	(.15)	(.11)
Distributions from net realized gain	-	(.24)	(.52)	(.36)	(.15)	(.08)
Total distributions	(.01)	(.49)	(.77)	(.48) D	(.31) D	(.19)
Net asset value, end of period	$9.60	$9.76	$11.05	$11.71	$9.09	$9.82
Total Return E,F,G	(1.59)%	(7.11)%	.59%	34.40%	(4.73)%	.29%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.70% J,K	.70%	.75%	.76%	.76%	.76% K
Expenses net of fee waivers, if any	.70% J,K	.70%	.75%	.76%	.76%	.76% K
Expenses net of all reductions	.70% J,K	.70%	.75%	.76%	.76%	.76% K
Net investment income (loss)	.83% J,K	2.59%	1.63%	.85%	1.56%	.58% K
Supplemental Data
Net assets, end of period (000 omitted)	$9,890	$10,030	$7,622	$3,751	$1,706	$168
Portfolio turnover rate L	18% K	28%	34%	31%	34%	23% K

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JProxy expenses are not annualized.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2025 Fund Class M

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.81	$11.10	$11.77	$9.13	$9.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.23	.16	.07	.13	.02
Net realized and unrealized gain (loss)	(.20)	(1.05)	(.08)	3.00	(.58)	(.02)
Total from investment operations	(.17)	(.82)	.08	3.07	(.45)	-
Distributions from net investment income	-	(.23)	(.24)	(.07)	(.08)	(.10)
Distributions from net realized gain	-	(.24)	(.51)	(.36)	(.15)	(.08)
Total distributions	-	(.47)	(.75)	(.43)	(.24) D	(.18)
Net asset value, end of period	$9.64	$9.81	$11.10	$11.77	$9.13	$9.82
Total Return E,F,G	(1.73)%	(7.30)%	.32%	33.97%	(4.94)%	.16%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.95% J,K	.95%	1.00%	1.01%	1.02% L	1.02% K,L
Expenses net of fee waivers, if any	.95% J,K	.95%	1.00%	1.01%	1.02% L	1.02% K,L
Expenses net of all reductions	.95% J,K	.95%	1.00%	1.01%	1.02% L	1.02% K,L
Net investment income (loss)	.58% J,K	2.34%	1.38%	.60%	1.31%	.32% K
Supplemental Data
Net assets, end of period (000 omitted)	$2,111	$2,166	$2,249	$1,838	$886	$746
Portfolio turnover rate M	18% K	28%	34%	31%	34%	23% K

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JProxy expenses are not annualized.

KAnnualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2025 Fund Class C

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.65	$10.96	$11.64	$9.05	$9.81	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.18	.10	.01	.08	(.01)
Net realized and unrealized gain (loss)	(.19)	(1.05)	(.08)	2.98	(.58)	(.02)
Total from investment operations	(.19)	(.87)	.02	2.99	(.50)	(.03)
Distributions from net investment income	-	(.20)	(.19)	(.05)	(.11)	(.09)
Distributions from net realized gain	-	(.24)	(.51)	(.36)	(.15)	(.08)
Total distributions	-	(.44)	(.70)	(.40) E	(.26)	(.16) E
Net asset value, end of period	$9.46	$9.65	$10.96	$11.64	$9.05	$9.81
Total Return F,G,H	(1.97)%	(7.87)%	(.16)%	33.37%	(5.45)%	(.12)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.45% K,L	1.45%	1.50%	1.51%	1.51%	1.51% L
Expenses net of fee waivers, if any	1.45% K,L	1.45%	1.50%	1.51%	1.51%	1.51% L
Expenses net of all reductions	1.45% K,L	1.45%	1.50%	1.51%	1.51%	1.51% L
Net investment income (loss)	.08% K,L	1.84%	.88%	.10%	.81%	(.17)% L
Supplemental Data
Net assets, end of period (000 omitted)	$2,078	$2,008	$1,696	$1,273	$472	$298
Portfolio turnover rate M	18% L	28%	34%	31%	34%	23% L

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the contingent deferred sales charge.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KProxy expenses are not annualized.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2025 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.78	$11.06	$11.73	$9.10	$9.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.28	.22	.12	.18	.05
Net realized and unrealized gain (loss)	(.20)	(1.05)	(.09)	3.01	(.57)	(.03)
Total from investment operations	(.15)	(.77)	.13	3.13	(.39)	.02
Distributions from net investment income	(.01)	(.27)	(.28)	(.14)	(.17)	(.13)
Distributions from net realized gain	-	(.24)	(.53)	(.36)	(.15)	(.08)
Total distributions	(.01)	(.51)	(.80) D	(.50)	(.33) D	(.20) D
Net asset value, end of period	$9.62	$9.78	$11.06	$11.73	$9.10	$9.82
Total Return E,F	(1.54)%	(6.82)%	.79%	34.74%	(4.45)%	.42%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.45% I,J	.45%	.50%	.51%	.52% K	.52% J,K
Expenses net of fee waivers, if any	.45% I,J	.45%	.50%	.51%	.52% K	.52% J,K
Expenses net of all reductions	.45% I,J	.45%	.50%	.51%	.52% K	.52% J,K
Net investment income (loss)	1.08% I,J	2.84%	1.88%	1.10%	1.80%	.83% J
Supplemental Data
Net assets, end of period (000 omitted)	$90,111	$88,783	$93,025	$43,207	$21,223	$1,621
Portfolio turnover rate L	18% J	28%	34%	31%	34%	23% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2025 Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.81	$11.09	$11.75	$9.11	$9.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.29	.24	.13	.20	.05
Net realized and unrealized gain (loss)	(.20)	(1.05)	(.09)	3.01	(.58)	(.02)
Total from investment operations	(.14)	(.76)	.15	3.14	(.38)	.03
Distributions from net investment income	(.01)	(.28)	(.28)	(.14)	(.18)	(.12)
Distributions from net realized gain	-	(.24)	(.53)	(.36)	(.15)	(.08)
Total distributions	(.01)	(.52)	(.81)	(.50)	(.34) D	(.20)
Net asset value, end of period	$9.66	$9.81	$11.09	$11.75	$9.11	$9.83
Total Return E,F	(1.41)%	(6.75)%	.90%	34.83%	(4.34)%	.47%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.35% I,J	.35%	.40%	.41%	.41%	.41% J
Expenses net of fee waivers, if any	.35% I,J	.35%	.40%	.41%	.41%	.41% J
Expenses net of all reductions	.35% I,J	.35%	.40%	.41%	.41%	.41% J
Net investment income (loss)	1.18% I,J	2.94%	1.98%	1.20%	1.91%	.93% J
Supplemental Data
Net assets, end of period (000 omitted)	$22,379	$27,361	$36,357	$31,964	$24,031	$101
Portfolio turnover rate K	18% J	28%	34%	31%	34%	23% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2025 Fund Class K6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.84	$11.13	$11.77	$9.13	$9.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.30	.25	.14	.21	.06
Net realized and unrealized gain (loss)	(.19)	(1.06)	(.09)	3.01	(.59)	(.02)
Total from investment operations	(.13)	(.76)	.16	3.15	(.38)	.04
Distributions from net investment income	(.02)	(.29)	(.28)	(.15)	(.18)	(.12)
Distributions from net realized gain	-	(.24)	(.53)	(.36)	(.16)	(.08)
Total distributions	(.02)	(.53)	(.80) D	(.51)	(.33) D	(.20)
Net asset value, end of period	$9.69	$9.84	$11.13	$11.77	$9.13	$9.84
Total Return E,F	(1.37)%	(6.69)%	1.05%	34.86%	(4.28)%	.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25% I,J	.25%	.30%	.31%	.31%	.32% J,K
Expenses net of fee waivers, if any	.25% I,J	.25%	.30%	.31%	.31%	.32% J,K
Expenses net of all reductions	.25% I,J	.25%	.30%	.31%	.31%	.32% J,K
Net investment income (loss)	1.28% I,J	3.04%	2.08%	1.30%	2.01%	1.02% J
Supplemental Data
Net assets, end of period (000 omitted)	$636,838	$616,407	$585,570	$1,055,963	$623,940	$40,828
Portfolio turnover rate L	18% J	28%	34%	31%	34%	23% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2025 Fund Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.79	$11.07	$11.73	$9.10	$9.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.28	.22	.12	.18	.05
Net realized and unrealized gain (loss)	(.20)	(1.05)	(.08)	3.00	(.57)	(.02)
Total from investment operations	(.15)	(.77)	.14	3.12	(.39)	.03
Distributions from net investment income	(.01)	(.27)	(.27)	(.13)	(.18)	(.12)
Distributions from net realized gain	-	(.24)	(.53)	(.36)	(.15)	(.08)
Total distributions	(.01)	(.51)	(.80)	(.49)	(.34) D	(.20)
Net asset value, end of period	$9.63	$9.79	$11.07	$11.73	$9.10	$9.83
Total Return E,F	(1.53)%	(6.83)%	.80%	34.69%	(4.46)%	.43%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.45% I,J	.45%	.50%	.51%	.51%	.51% J
Expenses net of fee waivers, if any	.45% I,J	.45%	.50%	.51%	.51%	.51% J
Expenses net of all reductions	.45% I,J	.45%	.50%	.51%	.51%	.51% J
Net investment income (loss)	1.08% I,J	2.84%	1.88%	1.10%	1.81%	.83% J
Supplemental Data
Net assets, end of period (000 omitted)	$16,537	$23,383	$26,357	$24,503	$7,685	$100
Portfolio turnover rate K	18% J	28%	34%	31%	34%	23% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2025 Fund Class Z

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.82	$11.11	$11.77	$9.13	$9.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.29	.23	.13	.20	.05
Net realized and unrealized gain (loss)	(.20)	(1.07)	(.07)	3.01	(.58)	(.02)
Total from investment operations	(.14)	(.78)	.16	3.14	(.38)	.03
Distributions from net investment income	(.01)	(.27)	(.30)	(.13)	(.17)	(.12)
Distributions from net realized gain	-	(.24)	(.53)	(.36)	(.15)	(.08)
Total distributions	(.01)	(.51)	(.82) D	(.50) D	(.32)	(.20)
Net asset value, end of period	$9.67	$9.82	$11.11	$11.77	$9.13	$9.83
Total Return E,F	(1.41)%	(6.83)%	1.01%	34.72%	(4.30)%	.47%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.35% I,J	.35%	.40%	.41%	.41%	.41% J
Expenses net of fee waivers, if any	.35% I,J	.35%	.40%	.41%	.41%	.41% J
Expenses net of all reductions	.35% I,J	.35%	.40%	.41%	.41%	.41% J
Net investment income (loss)	1.17% I,J	2.94%	1.97%	1.20%	1.91%	.93% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,884	$2,134	$2,226	$130	$96	$101
Portfolio turnover rate K	18% J	28%	34%	31%	34%	23% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2025 Fund Class Z6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.81	$11.10	$11.76	$9.12	$9.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.30	.24	.14	.20	.06
Net realized and unrealized gain (loss)	(.19)	(1.06)	(.08)	3.01	(.58)	(.02)
Total from investment operations	(.13)	(.76)	.16	3.15	(.38)	.04
Distributions from net investment income	(.02)	(.29)	(.30)	(.15)	(.18)	(.12)
Distributions from net realized gain	-	(.24)	(.53)	(.36)	(.15)	(.08)
Total distributions	(.02)	(.53)	(.82) D	(.51)	(.34) D	(.20)
Net asset value, end of period	$9.66	$9.81	$11.10	$11.76	$9.12	$9.84
Total Return E,F	(1.38)%	(6.70)%	1.03%	34.98%	(4.35)%	.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25% I,J	.25%	.30%	.31%	.32% K	.31% J
Expenses net of fee waivers, if any	.25% I,J	.25%	.30%	.31%	.32% K	.31% J
Expenses net of all reductions	.25% I,J	.25%	.30%	.31%	.32% K	.31% J
Net investment income (loss)	1.28% I,J	3.04%	2.08%	1.30%	2.01%	1.03% J
Supplemental Data
Net assets, end of period (000 omitted)	$145,790	$153,085	$125,633	$8,797	$3,760	$104
Portfolio turnover rate L	18% J	28%	34%	31%	34%	23% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2025 Fund Premier Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.82	$11.11	$11.95
Income from Investment Operations
Net investment income (loss) B,C	.06	.30	.44
Net realized and unrealized gain (loss)	(.19)	(1.06)	(.45)
Total from investment operations	(.13)	(.76)	(.01)
Distributions from net investment income	(.02)	(.29)	(.31)
Distributions from net realized gain	-	(.24)	(.53)
Total distributions	(.02)	(.53)	(.83) D
Net asset value, end of period	$9.67	$9.82	$11.11
Total Return E,F	(1.38)%	(6.67)%	(.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.22% I,J	.22%	.26% J
Expenses net of fee waivers, if any	.22% I,J	.22%	.26% J
Expenses net of all reductions	.22% I,J	.22%	.26% J
Net investment income (loss)	1.31% I,J	3.07%	3.72% J
Supplemental Data
Net assets, end of period (000 omitted)	$535,838	$549,028	$613,010
Portfolio turnover rate K	18% J	28%	34%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2030 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	9.1
Fidelity Series Emerging Markets Opportunities Fund	8.3
Fidelity Series Blue Chip Growth Fund	7.0
Fidelity Series Investment Grade Bond Fund	6.6
Fidelity Series Government Bond Index Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series Large Cap Stock Fund	4.9
Fidelity Series Overseas Fund	4.7
Fidelity Series International Growth Fund	4.7
Fidelity Series International Value Fund	4.7
61.8

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 3.6%

Fidelity Freedom® Blend 2030 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.35% 10/12/23 to 11/2/23 (b) (Cost $3,118,457)	3,130,000	3,118,892

Domestic Equity Funds - 31.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	9,889,293	133,999,925
Fidelity Series Commodity Strategy Fund (c)	142,536	14,126,736
Fidelity Series Large Cap Growth Index Fund (c)	5,021,744	84,716,815
Fidelity Series Large Cap Stock Fund (c)	5,097,164	93,278,092
Fidelity Series Large Cap Value Index Fund (c)	12,377,892	173,414,265
Fidelity Series Small Cap Core Fund (c)	41,771	412,700
Fidelity Series Small Cap Opportunities Fund (c)	3,433,561	42,370,139
Fidelity Series Value Discovery Fund (c)	4,368,108	63,949,094
TOTAL DOMESTIC EQUITY FUNDS (Cost $547,979,951)		606,267,766

International Equity Funds - 29.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,615,434	36,040,678
Fidelity Series Emerging Markets Fund (c)	5,034,990	40,078,519
Fidelity Series Emerging Markets Opportunities Fund (c)	9,636,875	157,755,640
Fidelity Series International Growth Fund (c)	5,935,977	89,811,326
Fidelity Series International Index Fund (c)	3,099,473	33,908,232
Fidelity Series International Small Cap Fund (c)	1,746,014	26,626,719
Fidelity Series International Value Fund (c)	8,123,270	89,274,733
Fidelity Series Overseas Fund (c)	7,694,139	89,867,549
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $570,150,037)		563,363,396

Bond Funds - 37.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	11,401,572	84,827,699
Fidelity Series Corporate Bond Fund (c)	9,717,233	84,442,752
Fidelity Series Emerging Markets Debt Fund (c)	1,369,412	9,791,293
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	360,231	3,267,295
Fidelity Series Floating Rate High Income Fund (c)	212,431	1,918,251
Fidelity Series Government Bond Index Fund (c)	14,057,382	124,126,682
Fidelity Series High Income Fund (c)	1,252,185	10,092,611
Fidelity Series International Developed Markets Bond Index Fund (c)	8,889,528	74,494,243
Fidelity Series Investment Grade Bond Fund (c)	13,175,636	125,827,322
Fidelity Series Investment Grade Securitized Fund (c)	10,006,751	84,857,245
Fidelity Series Long-Term Treasury Bond Index Fund (c)	19,086,018	100,392,457
Fidelity Series Real Estate Income Fund (c)	224,121	2,093,287
TOTAL BOND FUNDS (Cost $835,817,816)		706,131,137

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	2,908,194	2,908,775
Fidelity Series Government Money Market Fund 5.41% (c)(f)	6,693,420	6,693,420
Fidelity Series Short-Term Credit Fund (c)	30,691	295,857
Fidelity Series Treasury Bill Index Fund (c)	1,589,731	15,786,027
TOTAL SHORT-TERM FUNDS (Cost $25,711,075)		25,684,079

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,982,777,336)	1,904,565,270
NET OTHER ASSETS (LIABILITIES) - 0.0%	122,238
NET ASSETS - 100.0%	1,904,687,508

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	399	Dec 2023	43,116,938	(758,557)	(758,557)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	445	Dec 2023	46,884,922	(380,895)	(380,895)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	84	Dec 2023	9,557,625	(441,393)	(441,393)

TOTAL PURCHASED					(1,580,845)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	74	Dec 2023	16,004,350	686,559	686,559
ICE MSCI EAFE Index Contracts (United States)	82	Dec 2023	8,370,150	245,507	245,507
ICE MSCI Emerging Markets Index Contracts (United States)	127	Dec 2023	6,067,425	162,277	162,277

TOTAL SOLD					1,094,343

TOTAL FUTURES CONTRACTS					(486,502)
The notional amount of futures purchased as a percentage of Net Assets is 5.2%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $126,962,609.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,985,364.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,587,661	22,341,695	22,020,581	75,173	-	-	2,908,775	0.0%
Total	2,587,661	22,341,695	22,020,581	75,173	-	-	2,908,775

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	72,316,368	20,179,132	1,101,784	63,528	(11,724)	(6,554,293)	84,827,699
Fidelity Series Blue Chip Growth Fund	129,205,804	12,918,455	25,004,244	442,296	174,108	16,705,802	133,999,925
Fidelity Series Canada Fund	36,505,121	4,108,992	4,888,436	-	188,825	126,176	36,040,678
Fidelity Series Commodity Strategy Fund	12,466,941	2,594,832	950,180	328,346	(32,745)	47,888	14,126,736
Fidelity Series Corporate Bond Fund	77,385,493	13,764,325	2,379,758	1,688,085	(19,787)	(4,307,521)	84,442,752
Fidelity Series Emerging Markets Debt Fund	9,133,396	1,067,336	139,270	288,722	(294)	(269,875)	9,791,293
Fidelity Series Emerging Markets Debt Local Currency Fund	3,103,048	247,316	58,521	-	2,754	(27,302)	3,267,295
Fidelity Series Emerging Markets Fund	24,570,540	16,686,527	151,057	-	(6,318)	(1,021,173)	40,078,519
Fidelity Series Emerging Markets Opportunities Fund	163,562,489	3,417,845	8,802,238	-	(1,474,718)	1,052,262	157,755,640
Fidelity Series Floating Rate High Income Fund	1,730,003	223,853	68,547	81,969	1,241	31,701	1,918,251
Fidelity Series Government Bond Index Fund	114,577,447	19,998,022	3,325,183	1,668,215	(60,974)	(7,062,630)	124,126,682
Fidelity Series Government Money Market Fund 5.41%	5,189,520	3,423,097	1,919,197	151,736	-	-	6,693,420
Fidelity Series High Income Fund	9,250,817	1,138,761	149,916	290,475	320	(147,371)	10,092,611
Fidelity Series International Developed Markets Bond Index Fund	69,771,284	9,747,784	2,386,488	1,143,374	(110,912)	(2,527,425)	74,494,243
Fidelity Series International Growth Fund	84,734,395	11,354,082	2,299,546	-	12,709	(3,990,314)	89,811,326
Fidelity Series International Index Fund	35,136,501	3,772,739	4,631,851	-	(75,712)	(293,445)	33,908,232
Fidelity Series International Small Cap Fund	26,373,626	2,124,919	545,159	-	13,460	(1,340,127)	26,626,719
Fidelity Series International Value Fund	84,439,562	8,339,774	6,544,540	-	114,559	2,925,378	89,274,733
Fidelity Series Investment Grade Bond Fund	116,602,011	19,905,195	3,800,223	2,472,963	(157,964)	(6,721,697)	125,827,322
Fidelity Series Investment Grade Securitized Fund	80,373,786	12,354,154	2,533,630	1,591,417	(150,542)	(5,186,523)	84,857,245
Fidelity Series Large Cap Growth Index Fund	81,844,859	7,658,402	12,109,064	206,295	721,629	6,600,989	84,716,815
Fidelity Series Large Cap Stock Fund	89,638,159	9,027,047	8,754,327	2,231,739	365,589	3,001,624	93,278,092
Fidelity Series Large Cap Value Index Fund	167,253,293	15,807,109	11,222,839	-	(441,786)	2,018,488	173,414,265
Fidelity Series Long-Term Treasury Bond Index Fund	96,459,139	21,826,892	1,473,283	1,535,327	(27,171)	(16,393,120)	100,392,457
Fidelity Series Overseas Fund	84,652,261	10,451,751	2,638,798	-	85,229	(2,682,894)	89,867,549
Fidelity Series Real Estate Income Fund	3,121,325	359,575	1,366,004	90,105	(120,412)	98,803	2,093,287
Fidelity Series Short-Term Credit Fund	283,770	12,411	-	4,088	-	(324)	295,857
Fidelity Series Small Cap Core Fund	261,816	151,305	-	243	-	(421)	412,700
Fidelity Series Small Cap Opportunities Fund	40,979,379	4,398,410	3,421,766	209,208	60,943	353,173	42,370,139
Fidelity Series Treasury Bill Index Fund	13,067,348	4,864,993	2,118,003	370,598	(3,251)	(25,060)	15,786,027
Fidelity Series Value Discovery Fund	61,277,775	6,011,748	4,423,318	-	(125,713)	1,208,602	63,949,094
	1,795,267,276	247,936,783	119,207,170	14,858,729	(1,078,657)	(24,380,629)	1,898,537,603

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	3,118,892	-	3,118,892	-

Domestic Equity Funds	606,267,766	606,267,766	-	-

International Equity Funds	563,363,396	563,363,396	-	-

Bond Funds	706,131,137	706,131,137	-	-

Short-Term Funds	25,684,079	25,684,079	-	-
Total Investments in Securities:	1,904,565,270	1,901,446,378	3,118,892	-
Derivative Instruments: Assets
Futures Contracts	1,094,343	1,094,343	-	-
Total Assets	1,094,343	1,094,343	-	-
Liabilities
Futures Contracts	(1,580,845)	(1,580,845)	-	-
Total Liabilities	(1,580,845)	(1,580,845)	-	-
Total Derivative Instruments:	(486,502)	(486,502)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,094,343	0
Total Equity Risk	1,094,343	0
Interest Rate Risk
Futures Contracts (a)	0	(1,580,845)
Total Interest Rate Risk	0	(1,580,845)
Total Value of Derivatives	1,094,343	(1,580,845)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2030 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,118,457)	$3,118,892
Fidelity Central Funds (cost $2,908,775)	2,908,775
Other affiliated issuers (cost $1,976,750,104)	1,898,537,603

Total Investment in Securities (cost $1,982,777,336)		$1,904,565,270
Receivable for investments sold		11,262,011
Receivable for fund shares sold		7,649,419
Distributions receivable from Fidelity Central Funds		15,106
Receivable for daily variation margin on futures contracts		244,361
Total assets		1,923,736,167
Liabilities
Payable for investments purchased	$17,055,164
Payable for fund shares redeemed	1,545,762
Accrued management fee	431,808
Distribution and service plan fees payable	6,561
Other payables and accrued expenses	9,364
Total Liabilities		19,048,659
Net Assets		$1,904,687,508
Net Assets consist of:
Paid in capital		$2,021,781,574
Total accumulated earnings (loss)		(117,094,066)
Net Assets		$1,904,687,508

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($13,962,465 ÷ 1,436,403 shares)(a)		$9.72
Maximum offering price per share (100/94.25 of $9.72)		$10.31
Class M :
Net Asset Value and redemption price per share ($2,748,521 ÷ 283,149 shares)(a)		$9.71
Maximum offering price per share (100/96.50 of $9.71)		$10.06
Class C :
Net Asset Value and offering price per share ($2,909,476 ÷ 302,933 shares)(a)		$9.60
Fidelity Freedom Blend 2030 Fund :
Net Asset Value, offering price and redemption price per share ($109,382,046 ÷ 11,199,940 shares)		$9.77
Class K :
Net Asset Value, offering price and redemption price per share ($37,683,167 ÷ 3,844,772 shares)		$9.80
Class K6 :
Net Asset Value, offering price and redemption price per share ($779,338,744 ÷ 79,200,578 shares)		$9.84
Class I :
Net Asset Value, offering price and redemption price per share ($33,739,411 ÷ 3,450,520 shares)		$9.78
Class Z :
Net Asset Value, offering price and redemption price per share ($10,478,641 ÷ 1,068,211 shares)		$9.81
Class Z6 :
Net Asset Value, offering price and redemption price per share ($180,498,773 ÷ 18,392,094 shares)		$9.81
Premier Class :
Net Asset Value, offering price and redemption price per share ($733,946,264 ÷ 74,744,142 shares)		$9.82
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$13,558,113
Interest		75,838
Income from Fidelity Central Funds		75,173
Total Income		13,709,124
Expenses
Management fee	$2,528,939
Distribution and service plan fees	38,395
Independent trustees' fees and expenses	3,071
Miscellaneous	9,360
Total expenses before reductions	2,579,765
Expense reductions	(97)
Total expenses after reductions		2,579,668
Net Investment income (loss)		11,129,456
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,078,657)
Futures contracts	(4,577,963)
Capital gain distributions from underlying funds:
Affiliated issuers	1,300,616
Total net realized gain (loss)		(4,356,004)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(113)
Affiliated issuers	(24,380,629)
Futures contracts	(15,810)
Total change in net unrealized appreciation (depreciation)		(24,396,552)
Net gain (loss)		(28,752,556)
Net increase (decrease) in net assets resulting from operations		$(17,623,100)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,129,456	$45,469,465
Net realized gain (loss)	(4,356,004)	(31,143,911)
Change in net unrealized appreciation (depreciation)	(24,396,552)	(110,763,561)
Net increase (decrease) in net assets resulting from operations	(17,623,100)	(96,438,007)
Distributions to shareholders	(3,455,280)	(81,384,102)

Share transactions - net increase (decrease)	125,273,081	345,844,411
Total increase (decrease) in net assets	104,194,701	168,022,302

Net Assets
Beginning of period	1,800,492,807	1,632,470,505
End of period	$1,904,687,508	$1,800,492,807

Financial Highlights
Fidelity Advisor Freedom® Blend 2030 Fund Class A

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.83	$11.11	$11.76	$8.81	$9.68	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.23	.19	.10	.16	.02
Net realized and unrealized gain (loss)	(.14)	(1.03)	(.02)	3.36	(.70)	(.09)
Total from investment operations	(.10)	(.80)	.17	3.46	(.54)	(.07)
Distributions from net investment income	(.01)	(.23)	(.26)	(.12)	(.16)	(.13)
Distributions from net realized gain	-	(.26)	(.56)	(.39)	(.17)	(.12)
Total distributions	(.01)	(.48) D	(.82)	(.51)	(.33)	(.25)
Net asset value, end of period	$9.72	$9.83	$11.11	$11.76	$8.81	$9.68
Total Return E,F,G	(1.02)%	(7.03)%	1.05%	39.73%	(6.09)%	(.45)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.71% J,K	.71%	.77%	.77%	.77%	.78% J,L
Expenses net of fee waivers, if any	.71% J,K	.71%	.77%	.77%	.77%	.78% J,L
Expenses net of all reductions	.71% J,K	.71%	.77%	.77%	.77%	.78% J,L
Net investment income (loss)	.75% J,K	2.39%	1.59%	.88%	1.56%	.39% J
Supplemental Data
Net assets, end of period (000 omitted)	$13,962	$12,749	$9,930	$5,650	$1,516	$348
Portfolio turnover rate M	13% J	23%	29%	30%	31%	29% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2030 Fund Class M

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.82	$11.10	$11.76	$8.79	$9.68	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.21	.16	.07	.13	.01
Net realized and unrealized gain (loss)	(.13)	(1.03)	(.02)	3.37	(.70)	(.09)
Total from investment operations	(.11)	(.82)	.14	3.44	(.57)	(.08)
Distributions from net investment income	- D	(.20)	(.24)	(.09)	(.15)	(.12)
Distributions from net realized gain	-	(.26)	(.56)	(.38)	(.17)	(.12)
Total distributions	- D	(.46)	(.80)	(.47)	(.32)	(.24)
Net asset value, end of period	$9.71	$9.82	$11.10	$11.76	$8.79	$9.68
Total Return E,F,G	(1.08)%	(7.28)%	.78%	39.53%	(6.44)%	(.56)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.96% J,K	.96%	1.02%	1.02%	1.02%	1.02% J
Expenses net of fee waivers, if any	.96% J,K	.96%	1.02%	1.02%	1.02%	1.02% J
Expenses net of all reductions	.96% J,K	.96%	1.02%	1.02%	1.02%	1.02% J
Net investment income (loss)	.50% J,K	2.14%	1.34%	.64%	1.32%	.15% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,749	$2,585	$2,726	$2,306	$976	$170
Portfolio turnover rate L	13% J	23%	29%	30%	31%	29% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2030 Fund Class C

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.74	$11.02	$11.68	$8.77	$9.66	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.16	.10	.01	.08	(.02)
Net realized and unrealized gain (loss)	(.14)	(1.02)	(.02)	3.35	(.71)	(.08)
Total from investment operations	(.14)	(.86)	.08	3.36	(.63)	(.10)
Distributions from net investment income	-	(.16)	(.19)	(.06)	(.09)	(.12)
Distributions from net realized gain	-	(.26)	(.55)	(.39)	(.17)	(.12)
Total distributions	-	(.42)	(.74)	(.45)	(.26)	(.24)
Net asset value, end of period	$9.60	$9.74	$11.02	$11.68	$8.77	$9.66
Total Return E,F,G	(1.44)%	(7.72)%	.35%	38.75%	(6.94)%	(.81)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.46% J,K	1.46%	1.52%	1.52%	1.51% L	1.52% J,L
Expenses net of fee waivers, if any	1.46% J,K	1.46%	1.52%	1.52%	1.51% L	1.52% J,L
Expenses net of all reductions	1.46% J,K	1.46%	1.52%	1.52%	1.51% L	1.52% J,L
Net investment income (loss)	-% J,K,M	1.64%	.84%	.13%	.82%	(.35)% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,909	$2,798	$3,242	$3,003	$987	$259
Portfolio turnover rate N	13% J	23%	29%	30%	31%	29% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount represents less than .005%.

NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2030 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.87	$11.15	$11.80	$8.82	$9.69	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.26	.22	.12	.18	.04
Net realized and unrealized gain (loss)	(.13)	(1.04)	(.01)	3.38	(.70)	(.09)
Total from investment operations	(.08)	(.78)	.21	3.50	(.52)	(.05)
Distributions from net investment income	(.02)	(.24)	(.29)	(.13)	(.18)	(.14)
Distributions from net realized gain	-	(.26)	(.57)	(.39)	(.17)	(.12)
Total distributions	(.02)	(.50)	(.86)	(.52)	(.35)	(.26)
Net asset value, end of period	$9.77	$9.87	$11.15	$11.80	$8.82	$9.69
Total Return D,E	(.86)%	(6.84)%	1.37%	40.16%	(5.94)%	(.26)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.46% H,I	.46%	.52%	.52%	.53% J	.52% H
Expenses net of fee waivers, if any	.46% H,I	.46%	.52%	.52%	.53% J	.52% H
Expenses net of all reductions	.46% H,I	.46%	.52%	.52%	.53% J	.52% H
Net investment income (loss)	.99% H,I	2.64%	1.84%	1.14%	1.81%	.65% H
Supplemental Data
Net assets, end of period (000 omitted)	$109,382	$97,873	$91,428	$32,244	$17,917	$762
Portfolio turnover rate K	13% H	23%	29%	30%	31%	29% H

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2030 Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.90	$11.18	$11.82	$8.83	$9.70	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.27	.23	.13	.20	.04
Net realized and unrealized gain (loss)	(.14)	(1.04)	(.02)	3.39	(.71)	(.08)
Total from investment operations	(.08)	(.77)	.21	3.52	(.51)	(.04)
Distributions from net investment income	(.02)	(.25)	(.28)	(.14)	(.19)	(.14)
Distributions from net realized gain	-	(.26)	(.57)	(.39)	(.17)	(.12)
Total distributions	(.02)	(.51)	(.85)	(.53)	(.36)	(.26)
Net asset value, end of period	$9.80	$9.90	$11.18	$11.82	$8.83	$9.70
Total Return D,E	(.84)%	(6.76)%	1.43%	40.29%	(5.86)%	(.15)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.36% H,I	.36%	.42%	.42%	.42%	.42% H
Expenses net of fee waivers, if any	.36% H,I	.36%	.42%	.42%	.42%	.42% H
Expenses net of all reductions	.36% H,I	.36%	.42%	.42%	.42%	.42% H
Net investment income (loss)	1.09% H,I	2.74%	1.94%	1.24%	1.91%	.75% H
Supplemental Data
Net assets, end of period (000 omitted)	$37,683	$43,937	$48,882	$31,624	$21,646	$100
Portfolio turnover rate J	13% H	23%	29%	30%	31%	29% H

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2030 Fund Class K6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.94	$11.22	$11.84	$8.85	$9.70	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.28	.25	.14	.20	.05
Net realized and unrealized gain (loss)	(.14)	(1.04)	(.02)	3.39	(.70)	(.09)
Total from investment operations	(.08)	(.76)	.23	3.53	(.50)	(.04)
Distributions from net investment income	(.02)	(.26)	(.28)	(.15)	(.18)	(.14)
Distributions from net realized gain	-	(.26)	(.57)	(.39)	(.17)	(.12)
Total distributions	(.02)	(.52)	(.85)	(.54)	(.35)	(.26)
Net asset value, end of period	$9.84	$9.94	$11.22	$11.84	$8.85	$9.70
Total Return D,E	(.82)%	(6.62)%	1.56%	40.33%	(5.71)%	(.11)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.26% H,I	.26%	.32%	.32%	.32%	.33% H,J
Expenses net of fee waivers, if any	.26% H,I	.26%	.32%	.32%	.32%	.33% H,J
Expenses net of all reductions	.26% H,I	.26%	.32%	.32%	.32%	.33% H,J
Net investment income (loss)	1.20% H,I	2.84%	2.04%	1.34%	2.02%	.84% H
Supplemental Data
Net assets, end of period (000 omitted)	$779,339	$707,260	$613,817	$1,111,589	$615,185	$21,781
Portfolio turnover rate K	13% H	23%	29%	30%	31%	29% H

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2030 Fund Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.88	$11.16	$11.80	$8.82	$9.69	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.26	.22	.12	.18	.04
Net realized and unrealized gain (loss)	(.13)	(1.04)	(.02)	3.38	(.70)	(.10)
Total from investment operations	(.08)	(.78)	.20	3.50	(.52)	(.06)
Distributions from net investment income	(.02)	(.24)	(.28)	(.13)	(.18)	(.14)
Distributions from net realized gain	-	(.26)	(.57)	(.39)	(.17)	(.12)
Total distributions	(.02)	(.50)	(.84) D	(.52)	(.35)	(.25) D
Net asset value, end of period	$9.78	$9.88	$11.16	$11.80	$8.82	$9.69
Total Return E,F	(.86)%	(6.85)%	1.35%	40.19%	(5.92)%	(.29)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.46% I,J	.46%	.52%	.52%	.53% K	.52% I
Expenses net of fee waivers, if any	.46% I,J	.46%	.52%	.52%	.53% K	.52% I
Expenses net of all reductions	.46% I,J	.46%	.52%	.52%	.53% K	.52% I
Net investment income (loss)	1.00% I,J	2.64%	1.84%	1.14%	1.81%	.65% I
Supplemental Data
Net assets, end of period (000 omitted)	$33,739	$40,936	$37,047	$30,890	$10,530	$100
Portfolio turnover rate L	13% I	23%	29%	30%	31%	29% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2030 Fund Class Z

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.91	$11.19	$11.84	$8.85	$9.70	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.27	.23	.13	.19	.04
Net realized and unrealized gain (loss)	(.13)	(1.04)	(.01)	3.39	(.70)	(.08)
Total from investment operations	(.08)	(.77)	.22	3.52	(.51)	(.04)
Distributions from net investment income	(.02)	(.25)	(.30)	(.14)	(.17)	(.14)
Distributions from net realized gain	-	(.26)	(.57)	(.39)	(.17)	(.12)
Total distributions	(.02)	(.51)	(.87)	(.53)	(.34)	(.26)
Net asset value, end of period	$9.81	$9.91	$11.19	$11.84	$8.85	$9.70
Total Return D,E	(.84)%	(6.73)%	1.44%	40.22%	(5.83)%	(.15)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.36% H,I	.36%	.42%	.42%	.42%	.42% H
Expenses net of fee waivers, if any	.36% H,I	.36%	.42%	.42%	.42%	.42% H
Expenses net of all reductions	.36% H,I	.36%	.42%	.42%	.42%	.42% H
Net investment income (loss)	1.09% H,I	2.74%	1.94%	1.24%	1.92%	.75% H
Supplemental Data
Net assets, end of period (000 omitted)	$10,479	$5,564	$5,101	$290	$141	$100
Portfolio turnover rate J	13% H	23%	29%	30%	31%	29% H

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2030 Fund Class Z6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.91	$11.19	$11.84	$8.85	$9.70	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.28	.24	.15	.19	.05
Net realized and unrealized gain (loss)	(.14)	(1.04)	(.02)	3.38	(.69)	(.09)
Total from investment operations	(.08)	(.76)	.22	3.53	(.50)	(.04)
Distributions from net investment income	(.02)	(.27)	(.30)	(.15)	(.18)	(.14)
Distributions from net realized gain	-	(.26)	(.57)	(.39)	(.17)	(.12)
Total distributions	(.02)	(.52) D	(.87)	(.54)	(.35)	(.26)
Net asset value, end of period	$9.81	$9.91	$11.19	$11.84	$8.85	$9.70
Total Return E,F	(.82)%	(6.62)%	1.48%	40.39%	(5.72)%	(.11)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.26% I,J	.26%	.32%	.32%	.33% K	.32% I
Expenses net of fee waivers, if any	.26% I,J	.26%	.32%	.32%	.33% K	.32% I
Expenses net of all reductions	.26% I,J	.26%	.32%	.32%	.33% K	.32% I
Net investment income (loss)	1.19% I,J	2.84%	2.04%	1.34%	2.01%	.85% I
Supplemental Data
Net assets, end of period (000 omitted)	$180,499	$176,001	$105,355	$6,674	$3,925	$368
Portfolio turnover rate L	13% I	23%	29%	30%	31%	29% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns for periods of less than one year are not annualized.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2030 Fund Premier Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.92	$11.20	$12.04
Income from Investment Operations
Net investment income (loss) B,C	.06	.28	.45
Net realized and unrealized gain (loss)	(.14)	(1.04)	(.41)
Total from investment operations	(.08)	(.76)	.04
Distributions from net investment income	(.02)	(.27)	(.31)
Distributions from net realized gain	-	(.26)	(.57)
Total distributions	(.02)	(.52) D	(.88)
Net asset value, end of period	$9.82	$9.92	$11.20
Total Return E,F	(.81)%	(6.60)%	(.06)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.23% I,J	.23%	.27% I
Expenses net of fee waivers, if any	.23% I,J	.23%	.27% I
Expenses net of all reductions	.23% I,J	.23%	.27% I
Net investment income (loss)	1.23% I,J	2.87%	3.76% I
Supplemental Data
Net assets, end of period (000 omitted)	$733,946	$710,791	$714,942
Portfolio turnover rate K	13% I	23%	29%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2035 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	11.2
Fidelity Series Emerging Markets Opportunities Fund	9.4
Fidelity Series Blue Chip Growth Fund	8.7
Fidelity Series Large Cap Stock Fund	6.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Overseas Fund	5.6
Fidelity Series International Growth Fund	5.6
Fidelity Series International Value Fund	5.5
Fidelity Series Large Cap Growth Index Fund	5.5
Fidelity Series Investment Grade Bond Fund	4.4
67.7

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 3.5%

Fidelity Freedom® Blend 2035 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.35% 10/12/23 to 11/2/23 (b) (Cost $3,337,734)	3,350,000	3,338,199

Domestic Equity Funds - 39.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	13,058,589	176,943,875
Fidelity Series Commodity Strategy Fund (c)	152,884	15,152,289
Fidelity Series Large Cap Growth Index Fund (c)	6,631,046	111,865,742
Fidelity Series Large Cap Stock Fund (c)	6,764,781	123,795,494
Fidelity Series Large Cap Value Index Fund (c)	16,389,138	229,611,818
Fidelity Series Small Cap Core Fund (c)	55,157	544,954
Fidelity Series Small Cap Opportunities Fund (c)	4,533,756	55,946,544
Fidelity Series Value Discovery Fund (c)	5,810,674	85,068,270
TOTAL DOMESTIC EQUITY FUNDS (Cost $733,728,318)		798,928,986

International Equity Funds - 34.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,308,294	45,588,292
Fidelity Series Emerging Markets Fund (c)	6,100,922	48,563,339
Fidelity Series Emerging Markets Opportunities Fund (c)	11,683,629	191,261,000
Fidelity Series International Growth Fund (c)	7,504,724	113,546,481
Fidelity Series International Index Fund (c)	3,920,891	42,894,549
Fidelity Series International Small Cap Fund (c)	2,222,730	33,896,632
Fidelity Series International Value Fund (c)	10,265,852	112,821,711
Fidelity Series Overseas Fund (c)	9,727,554	113,617,829
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $720,685,211)		702,189,833

Bond Funds - 25.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	655,204	4,874,714
Fidelity Series Corporate Bond Fund (c)	6,970,462	60,573,315
Fidelity Series Emerging Markets Debt Fund (c)	1,440,738	10,301,279
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	382,224	3,466,774
Fidelity Series Floating Rate High Income Fund (c)	227,827	2,057,278
Fidelity Series Government Bond Index Fund (c)	10,083,907	89,040,897
Fidelity Series High Income Fund (c)	1,349,343	10,875,703
Fidelity Series International Developed Markets Bond Index Fund (c)	7,138,767	59,822,867
Fidelity Series Investment Grade Bond Fund (c)	9,451,309	90,259,999
Fidelity Series Investment Grade Securitized Fund (c)	7,178,144	60,870,663
Fidelity Series Long-Term Treasury Bond Index Fund (c)	21,929,763	115,350,551
Fidelity Series Real Estate Income Fund (c)	267,494	2,498,398
TOTAL BOND FUNDS (Cost $600,392,687)		509,992,438

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	3,137,325	3,137,952
Fidelity Series Government Money Market Fund 5.41% (c)(f)	7,160,596	7,160,596
Fidelity Series Short-Term Credit Fund (c)	36,869	355,421
Fidelity Series Treasury Bill Index Fund (c)	1,703,221	16,912,986
TOTAL SHORT-TERM FUNDS (Cost $27,591,713)		27,566,955

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,085,735,663)	2,042,016,411
NET OTHER ASSETS (LIABILITIES) - 0.0%	156,723
NET ASSETS - 100.0%	2,042,173,134

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	428	Dec 2023	46,250,750	(807,980)	(807,980)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	477	Dec 2023	50,256,422	(409,848)	(409,848)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	90	Dec 2023	10,240,313	(468,592)	(468,592)

TOTAL PURCHASED					(1,686,420)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	88	Dec 2023	19,032,200	816,448	816,448
ICE MSCI EAFE Index Contracts (United States)	90	Dec 2023	9,186,750	266,548	266,548
ICE MSCI Emerging Markets Index Contracts (United States)	130	Dec 2023	6,210,750	176,886	176,886

TOTAL SOLD					1,259,882

TOTAL FUTURES CONTRACTS					(426,538)
The notional amount of futures purchased as a percentage of Net Assets is 5.2%
The notional amount of futures sold as a percentage of Net Assets is 1.7%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $134,926,292.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,218,622.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,601,422	23,796,831	23,260,301	78,295	-	-	3,137,952	0.0%
Total	2,601,422	23,796,831	23,260,301	78,295	-	-	3,137,952

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,724,965	3,394,757	18,219	2,021	(382)	(226,407)	4,874,714
Fidelity Series Blue Chip Growth Fund	167,435,241	18,227,939	30,681,860	581,909	(1,424,230)	23,386,785	176,943,875
Fidelity Series Canada Fund	45,220,297	5,508,386	5,509,243	-	269,429	99,423	45,588,292
Fidelity Series Commodity Strategy Fund	12,998,962	3,087,251	954,442	350,262	(138,139)	158,657	15,152,289
Fidelity Series Corporate Bond Fund	50,148,289	13,787,793	349,328	1,148,041	(1,457)	(3,011,982)	60,573,315
Fidelity Series Emerging Markets Debt Fund	9,410,667	1,237,753	64,273	300,130	57	(282,925)	10,301,279
Fidelity Series Emerging Markets Debt Local Currency Fund	3,210,205	304,711	21,012	-	709	(27,839)	3,466,774
Fidelity Series Emerging Markets Fund	28,845,301	21,396,187	415,142	-	(18,982)	(1,244,025)	48,563,339
Fidelity Series Emerging Markets Opportunities Fund	193,665,695	6,265,500	7,974,260	-	(1,003,368)	307,433	191,261,000
Fidelity Series Floating Rate High Income Fund	1,790,476	259,800	27,416	85,660	523	33,895	2,057,278
Fidelity Series Government Bond Index Fund	73,862,647	20,609,605	514,577	1,134,504	(2,810)	(4,913,968)	89,040,897
Fidelity Series Government Money Market Fund 5.41%	5,452,580	3,152,479	1,444,463	156,563	-	-	7,160,596
Fidelity Series High Income Fund	9,496,626	1,602,390	66,745	305,694	40	(156,608)	10,875,703
Fidelity Series International Developed Markets Bond Index Fund	49,453,315	12,706,329	348,680	820,789	(3,671)	(1,984,426)	59,822,867
Fidelity Series International Growth Fund	104,964,664	15,244,301	1,592,815	-	(17,056)	(5,052,613)	113,546,481
Fidelity Series International Index Fund	43,524,309	4,983,252	5,122,192	-	(84,859)	(405,961)	42,894,549
Fidelity Series International Small Cap Fund	32,713,973	3,086,218	213,580	-	733	(1,690,712)	33,896,632
Fidelity Series International Value Fund	104,553,569	12,295,241	7,781,786	-	126,606	3,628,081	112,821,711
Fidelity Series Investment Grade Bond Fund	75,512,003	20,119,581	590,773	1,682,325	(5,058)	(4,775,754)	90,259,999
Fidelity Series Investment Grade Securitized Fund	51,722,250	13,219,191	356,491	1,080,855	(2,503)	(3,711,784)	60,870,663
Fidelity Series Large Cap Growth Index Fund	106,060,737	10,845,277	14,552,323	269,219	566,139	8,945,912	111,865,742
Fidelity Series Large Cap Stock Fund	116,270,170	13,250,902	10,059,243	2,949,370	313,771	4,019,894	123,795,494
Fidelity Series Large Cap Value Index Fund	216,849,086	23,413,812	12,617,287	-	(522,490)	2,488,697	229,611,818
Fidelity Series Long-Term Treasury Bond Index Fund	107,873,372	27,033,622	706,469	1,749,933	(13,502)	(18,836,472)	115,350,551
Fidelity Series Overseas Fund	104,861,267	14,145,399	2,047,135	-	75,619	(3,417,321)	113,617,829
Fidelity Series Real Estate Income Fund	3,206,212	430,747	1,106,709	100,054	(76,120)	44,268	2,498,398
Fidelity Series Short-Term Credit Fund	335,118	20,705	-	4,909	-	(402)	355,421
Fidelity Series Small Cap Core Fund	334,388	210,630	-	319	-	(64)	544,954
Fidelity Series Small Cap Opportunities Fund	53,216,560	6,136,819	3,930,222	275,181	(207,299)	730,686	55,946,544
Fidelity Series Treasury Bill Index Fund	13,646,894	6,098,247	2,803,448	394,902	(5,387)	(23,320)	16,912,986
Fidelity Series Value Discovery Fund	79,518,459	8,864,959	4,700,583	-	(160,528)	1,545,963	85,068,270
	1,867,878,297	290,939,783	116,570,716	13,392,640	(2,334,215)	(4,372,889)	2,035,540,260

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	3,338,199	-	3,338,199	-

Domestic Equity Funds	798,928,986	798,928,986	-	-

International Equity Funds	702,189,833	702,189,833	-	-

Bond Funds	509,992,438	509,992,438	-	-

Short-Term Funds	27,566,955	27,566,955	-	-
Total Investments in Securities:	2,042,016,411	2,038,678,212	3,338,199	-
Derivative Instruments: Assets
Futures Contracts	1,259,882	1,259,882	-	-
Total Assets	1,259,882	1,259,882	-	-
Liabilities
Futures Contracts	(1,686,420)	(1,686,420)	-	-
Total Liabilities	(1,686,420)	(1,686,420)	-	-
Total Derivative Instruments:	(426,538)	(426,538)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,259,882	0
Total Equity Risk	1,259,882	0
Interest Rate Risk
Futures Contracts (a)	0	(1,686,420)
Total Interest Rate Risk	0	(1,686,420)
Total Value of Derivatives	1,259,882	(1,686,420)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2035 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,337,734)	$3,338,199
Fidelity Central Funds (cost $3,137,952)	3,137,952
Other affiliated issuers (cost $2,079,259,977)	2,035,540,260

Total Investment in Securities (cost $2,085,735,663)		$2,042,016,411
Receivable for investments sold		8,863,503
Receivable for fund shares sold		9,334,287
Distributions receivable from Fidelity Central Funds		16,150
Receivable for daily variation margin on futures contracts		261,870
Total assets		2,060,492,221
Liabilities
Payable for investments purchased	$14,675,110
Payable for fund shares redeemed	3,154,028
Accrued management fee	472,304
Distribution and service plan fees payable	6,717
Other payables and accrued expenses	10,928
Total Liabilities		18,319,087
Net Assets		$2,042,173,134
Net Assets consist of:
Paid in capital		$2,124,113,204
Total accumulated earnings (loss)		(81,940,070)
Net Assets		$2,042,173,134

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($15,985,488 ÷ 1,594,095 shares)(a)		$10.03
Maximum offering price per share (100/94.25 of $10.03)		$10.64
Class M :
Net Asset Value and redemption price per share ($2,838,874 ÷ 284,206 shares)(a)		$9.99
Maximum offering price per share (100/96.50 of $9.99)		$10.35
Class C :
Net Asset Value and offering price per share ($2,550,741 ÷ 258,217 shares)(a)		$9.88
Fidelity Freedom Blend 2035 Fund :
Net Asset Value, offering price and redemption price per share ($148,714,797 ÷ 14,750,096 shares)		$10.08
Class K :
Net Asset Value, offering price and redemption price per share ($23,448,636 ÷ 2,317,536 shares)		$10.12
Class K6 :
Net Asset Value, offering price and redemption price per share ($791,311,501 ÷ 77,820,452 shares)		$10.17
Class I :
Net Asset Value, offering price and redemption price per share ($29,752,008 ÷ 2,949,448 shares)		$10.09
Class Z :
Net Asset Value, offering price and redemption price per share ($2,789,640 ÷ 275,724 shares)		$10.12
Class Z6 :
Net Asset Value, offering price and redemption price per share ($210,287,300 ÷ 20,761,104 shares)		$10.13
Premier Class :
Net Asset Value, offering price and redemption price per share ($814,494,149 ÷ 80,269,006 shares)		$10.15
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$11,673,802
Interest		80,162
Income from Fidelity Central Funds		78,295
Total Income		11,832,259
Expenses
Management fee	$2,737,252
Distribution and service plan fees	38,174
Independent trustees' fees and expenses	3,228
Miscellaneous	10,954
Total expenses before reductions	2,789,608
Expense reductions	(78)
Total expenses after reductions		2,789,530
Net Investment income (loss)		9,042,729
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(2,334,215)
Futures contracts	(4,856,813)
Capital gain distributions from underlying funds:
Affiliated issuers	1,718,838
Total net realized gain (loss)		(5,472,190)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(149)
Affiliated issuers	(4,372,889)
Futures contracts	86,700
Total change in net unrealized appreciation (depreciation)		(4,286,338)
Net gain (loss)		(9,758,528)
Net increase (decrease) in net assets resulting from operations		$(715,799)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,042,729	$41,671,386
Net realized gain (loss)	(5,472,190)	(25,128,290)
Change in net unrealized appreciation (depreciation)	(4,286,338)	(111,295,762)
Net increase (decrease) in net assets resulting from operations	(715,799)	(94,752,666)
Distributions to shareholders	(2,976,530)	(84,959,782)

Share transactions - net increase (decrease)	172,629,062	437,723,834
Total increase (decrease) in net assets	168,936,733	258,011,386

Net Assets
Beginning of period	1,873,236,401	1,615,225,015
End of period	$2,042,173,134	$1,873,236,401

Financial Highlights
Fidelity Advisor Freedom® Blend 2035 Fund Class A

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.04	$11.42	$12.05	$8.46	$9.60	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.21	.18	.10	.15	-
Net realized and unrealized gain (loss)	(.02)	(1.05)	.14	4.03	(.94)	(.15)
Total from investment operations	-	(.84)	.32	4.13	(.79)	(.15)
Distributions from net investment income	- D	(.22)	(.28)	(.12)	(.17)	(.14)
Distributions from net realized gain	- D	(.31)	(.67)	(.42)	(.19)	(.12)
Total distributions	(.01) E	(.54) E	(.95)	(.54)	(.35) E	(.25) E
Net asset value, end of period	$10.03	$10.04	$11.42	$12.05	$8.46	$9.60
Total Return F,G,H	(.04)%	(7.23)%	2.19%	49.46%	(8.89)%	(1.18)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.72% K,L	.73%	.78%	.78%	.78%	.79% K,M
Expenses net of fee waivers, if any	.72% K,L	.73%	.78%	.78%	.78%	.79% K,M
Expenses net of all reductions	.72% K,L	.73%	.78%	.78%	.78%	.79% K,M
Net investment income (loss)	.47% K,L	2.14%	1.46%	.92%	1.52%	.09% K
Supplemental Data
Net assets, end of period (000 omitted)	$15,985	$13,309	$6,186	$2,089	$790	$357
Portfolio turnover rate N	12% K	19%	24%	27%	31%	16% K

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LProxy expenses are not annualized.

MOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2035 Fund Class M

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.01	$11.39	$12.01	$8.46	$9.59	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.18	.15	.07	.13	(.01)
Net realized and unrealized gain (loss)	(.03)	(1.05)	.14	4.02	(.94)	(.15)
Total from investment operations	(.02)	(.87)	.29	4.09	(.81)	(.16)
Distributions from net investment income	-	(.19)	(.24)	(.12)	(.14)	(.13)
Distributions from net realized gain	- D	(.31)	(.67)	(.41)	(.19)	(.12)
Total distributions	- D	(.51) E	(.91)	(.54) E	(.32) E	(.25)
Net asset value, end of period	$9.99	$10.01	$11.39	$12.01	$8.46	$9.59
Total Return F,G,H	(.16)%	(7.51)%	2.00%	48.92%	(9.06)%	(1.30)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.97% K,L	.98%	1.03%	1.03%	1.03%	1.03% K
Expenses net of fee waivers, if any	.97% K,L	.98%	1.03%	1.03%	1.03%	1.03% K
Expenses net of all reductions	.97% K,L	.98%	1.03%	1.03%	1.03%	1.03% K
Net investment income (loss)	.22% K,L	1.89%	1.21%	.67%	1.27%	(.16)% K
Supplemental Data
Net assets, end of period (000 omitted)	$2,839	$2,874	$1,913	$887	$291	$177
Portfolio turnover rate M	12% K	19%	24%	27%	31%	16% K

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LProxy expenses are not annualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2035 Fund Class C

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.93	$11.30	$11.96	$8.44	$9.59	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.13	.09	.02	.08	(.04)
Net realized and unrealized gain (loss)	(.04)	(1.03)	.12	4.00	(.94)	(.14)
Total from investment operations	(.05)	(.90)	.21	4.02	(.86)	(.18)
Distributions from net investment income	-	(.16)	(.21)	(.09)	(.10)	(.11)
Distributions from net realized gain	- D	(.31)	(.67)	(.41)	(.19)	(.12)
Total distributions	- D	(.47)	(.87) E	(.50)	(.29)	(.23)
Net asset value, end of period	$9.88	$9.93	$11.30	$11.96	$8.44	$9.59
Total Return F,G,H	(.46)%	(7.85)%	1.36%	48.25%	(9.54)%	(1.56)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.47% K,L	1.48%	1.53%	1.54% M	1.53%	1.54% K,M
Expenses net of fee waivers, if any	1.47% K,L	1.48%	1.53%	1.54% M	1.53%	1.54% K,M
Expenses net of all reductions	1.47% K,L	1.48%	1.53%	1.54% M	1.53%	1.54% K,M
Net investment income (loss)	(.28)% K,L	1.39%	.71%	.16%	.77%	(.67)% K
Supplemental Data
Net assets, end of period (000 omitted)	$2,551	$2,301	$1,958	$1,362	$274	$207
Portfolio turnover rate N	12% K	19%	24%	27%	31%	16% K

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the contingent deferred sales charge.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LProxy expenses are not annualized.

MOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2035 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.09	$11.45	$12.07	$8.48	$9.61	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.24	.21	.13	.17	.02
Net realized and unrealized gain (loss)	(.04)	(1.06)	.14	4.03	(.94)	(.15)
Total from investment operations	-	(.82)	.35	4.16	(.77)	(.13)
Distributions from net investment income	(.01)	(.23)	(.30)	(.14)	(.18)	(.15)
Distributions from net realized gain	- D	(.31)	(.68)	(.43)	(.19)	(.12)
Total distributions	(.01)	(.54)	(.97) E	(.57)	(.36) E	(.26) E
Net asset value, end of period	$10.08	$10.09	$11.45	$12.07	$8.48	$9.61
Total Return F,G	.02%	(6.99)%	2.48%	49.72%	(8.68)%	(.96)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.47% J,K	.48%	.53%	.53%	.54% L	.53% J
Expenses net of fee waivers, if any	.47% J,K	.48%	.53%	.53%	.54% L	.53% J
Expenses net of all reductions	.47% J,K	.48%	.53%	.53%	.54% L	.53% J
Net investment income (loss)	.72% J,K	2.39%	1.71%	1.17%	1.76%	.34% J
Supplemental Data
Net assets, end of period (000 omitted)	$148,715	$127,296	$109,569	$37,661	$14,672	$984
Portfolio turnover rate M	12% J	19%	24%	27%	31%	16% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2035 Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.12	$11.48	$12.09	$8.48	$9.61	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.25	.22	.14	.19	.02
Net realized and unrealized gain (loss)	(.03)	(1.06)	.14	4.04	(.94)	(.15)
Total from investment operations	.01	(.81)	.36	4.18	(.75)	(.13)
Distributions from net investment income	(.01)	(.23)	(.29)	(.14)	(.19)	(.15)
Distributions from net realized gain	- D	(.31)	(.68)	(.43)	(.19)	(.12)
Total distributions	(.01)	(.55) E	(.97)	(.57)	(.38)	(.26) E
Net asset value, end of period	$10.12	$10.12	$11.48	$12.09	$8.48	$9.61
Total Return F,G	.14%	(6.91)%	2.55%	49.96%	(8.56)%	(.97)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.37% J,K	.38%	.43%	.43%	.43%	.43% J
Expenses net of fee waivers, if any	.37% J,K	.38%	.43%	.43%	.43%	.43% J
Expenses net of all reductions	.37% J,K	.38%	.43%	.43%	.43%	.43% J
Net investment income (loss)	.82% J,K	2.49%	1.81%	1.27%	1.87%	.44% J
Supplemental Data
Net assets, end of period (000 omitted)	$23,449	$29,257	$35,991	$24,728	$16,000	$99
Portfolio turnover rate L	12% J	19%	24%	27%	31%	16% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2035 Fund Class K6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.17	$11.53	$12.12	$8.50	$9.61	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.26	.24	.15	.20	.03
Net realized and unrealized gain (loss)	(.03)	(1.06)	.13	4.04	(.94)	(.15)
Total from investment operations	.02	(.80)	.37	4.19	(.74)	(.12)
Distributions from net investment income	(.01)	(.24)	(.28)	(.15)	(.18)	(.15)
Distributions from net realized gain	- D	(.31)	(.68)	(.43)	(.19)	(.12)
Total distributions	(.02) E	(.56) E	(.96)	(.57) E	(.37)	(.27)
Net asset value, end of period	$10.17	$10.17	$11.53	$12.12	$8.50	$9.61
Total Return F,G	.16%	(6.79)%	2.62%	50.08%	(8.41)%	(.93)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.27% J,K	.28%	.33%	.33%	.33%	.34% J,L
Expenses net of fee waivers, if any	.27% J,K	.28%	.33%	.33%	.33%	.34% J,L
Expenses net of all reductions	.27% J,K	.28%	.33%	.33%	.33%	.34% J,L
Net investment income (loss)	.92% J,K	2.59%	1.91%	1.37%	1.97%	.54% J
Supplemental Data
Net assets, end of period (000 omitted)	$791,312	$690,861	$562,284	$1,067,514	$572,455	$22,910
Portfolio turnover rate M	12% J	19%	24%	27%	31%	16% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2035 Fund Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.09	$11.46	$12.07	$8.48	$9.61	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.24	.21	.13	.18	.02
Net realized and unrealized gain (loss)	(.03)	(1.07)	.14	4.02	(.94)	(.15)
Total from investment operations	.01	(.83)	.35	4.15	(.76)	(.13)
Distributions from net investment income	(.01)	(.23)	(.28)	(.13)	(.19)	(.14)
Distributions from net realized gain	- D	(.31)	(.68)	(.43)	(.19)	(.12)
Total distributions	(.01)	(.54)	(.96)	(.56)	(.37) E	(.26)
Net asset value, end of period	$10.09	$10.09	$11.46	$12.07	$8.48	$9.61
Total Return F,G	.12%	(7.03)%	2.47%	49.67%	(8.60)%	(1.01)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.47% J,K	.48%	.53%	.53%	.54% L	.53% J
Expenses net of fee waivers, if any	.47% J,K	.48%	.53%	.53%	.54% L	.53% J
Expenses net of all reductions	.47% J,K	.48%	.53%	.53%	.54% L	.53% J
Net investment income (loss)	.72% J,K	2.39%	1.71%	1.17%	1.76%	.34% J
Supplemental Data
Net assets, end of period (000 omitted)	$29,752	$32,413	$24,436	$17,238	$5,807	$108
Portfolio turnover rate M	12% J	19%	24%	27%	31%	16% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2035 Fund Class Z

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.12	$11.49	$12.10	$8.49	$9.61	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.25	.22	.14	.19	.02
Net realized and unrealized gain (loss)	(.03)	(1.06)	.14	4.03	(.94)	(.15)
Total from investment operations	.01	(.81)	.36	4.17	(.75)	(.13)
Distributions from net investment income	(.01)	(.24)	(.29)	(.14)	(.18)	(.15)
Distributions from net realized gain	- D	(.31)	(.69)	(.43)	(.19)	(.12)
Total distributions	(.01)	(.56) E	(.97) E	(.56) E	(.37)	(.26) E
Net asset value, end of period	$10.12	$10.12	$11.49	$12.10	$8.49	$9.61
Total Return F,G	.14%	(6.90)%	2.58%	49.87%	(8.52)%	(.97)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.37% J,K	.38%	.43%	.43%	.43%	.43% J
Expenses net of fee waivers, if any	.37% J,K	.38%	.43%	.43%	.43%	.43% J
Expenses net of all reductions	.37% J,K	.38%	.43%	.43%	.43%	.43% J
Net investment income (loss)	.82% J,K	2.49%	1.81%	1.27%	1.87%	.44% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,790	$1,738	$1,262	$345	$228	$103
Portfolio turnover rate L	12% J	19%	24%	27%	31%	16% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2035 Fund Class Z6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$11.49	$12.10	$8.50	$9.62	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.26	.23	.15	.18	.03
Net realized and unrealized gain (loss)	(.03)	(1.06)	.15	4.03	(.93)	(.14)
Total from investment operations	.02	(.80)	.38	4.18	(.75)	(.11)
Distributions from net investment income	(.01)	(.24)	(.31)	(.15)	(.19)	(.15)
Distributions from net realized gain	- D	(.31)	(.68)	(.43)	(.19)	(.12)
Total distributions	(.02) E	(.56) E	(.99)	(.58)	(.37) E	(.27)
Net asset value, end of period	$10.13	$10.13	$11.49	$12.10	$8.50	$9.62
Total Return F,G	.16%	(6.81)%	2.69%	49.96%	(8.48)%	(.83)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.27% J,K	.28%	.33%	.33%	.34% L	.33% J
Expenses net of fee waivers, if any	.27% J,K	.28%	.33%	.33%	.34% L	.33% J
Expenses net of all reductions	.27% J,K	.28%	.33%	.33%	.34% L	.33% J
Net investment income (loss)	.92% J,K	2.59%	1.91%	1.37%	1.96%	.54% J
Supplemental Data
Net assets, end of period (000 omitted)	$210,287	$200,559	$121,518	$5,730	$2,148	$99
Portfolio turnover rate M	12% J	19%	24%	27%	31%	16% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2035 Fund Premier Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.15	$11.50	$12.36
Income from Investment Operations
Net investment income (loss) B,C	.05	.26	.46
Net realized and unrealized gain (loss)	(.03)	(1.05)	(.33)
Total from investment operations	.02	(.79)	.13
Distributions from net investment income	(.01)	(.24)	(.31)
Distributions from net realized gain	- D	(.31)	(.68)
Total distributions	(.02) E	(.56)	(.99)
Net asset value, end of period	$10.15	$10.15	$11.50
Total Return F,G	.17%	(6.70)%	.65%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.23% J,K	.24%	.28% J
Expenses net of fee waivers, if any	.23% J,K	.24%	.28% J
Expenses net of all reductions	.23% J,K	.24%	.28% J
Net investment income (loss)	.96% J,K	2.63%	3.75% J
Supplemental Data
Net assets, end of period (000 omitted)	$814,494	$772,627	$750,109
Portfolio turnover rate L	12% J	19%	24%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2040 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	13.7
Fidelity Series Emerging Markets Opportunities Fund	10.7
Fidelity Series Blue Chip Growth Fund	10.5
Fidelity Series Large Cap Stock Fund	7.4
Fidelity Series Large Cap Growth Index Fund	6.6
Fidelity Series Overseas Fund	6.5
Fidelity Series International Growth Fund	6.5
Fidelity Series International Value Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Value Discovery Fund	5.1
79.2

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 3.5%

Fidelity Freedom® Blend 2040 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.4% 10/12/23 to 12/28/23 (b) (Cost $2,958,823)	2,970,000	2,959,238

Domestic Equity Funds - 47.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	14,472,410	196,101,154
Fidelity Series Commodity Strategy Fund (c)	139,744	13,850,050
Fidelity Series Large Cap Growth Index Fund (c)	7,348,967	123,977,074
Fidelity Series Large Cap Stock Fund (c)	7,505,129	137,343,857
Fidelity Series Large Cap Value Index Fund (c)	18,174,078	254,618,825
Fidelity Series Small Cap Core Fund (c)	60,968	602,367
Fidelity Series Small Cap Opportunities Fund (c)	5,024,692	62,004,702
Fidelity Series Value Discovery Fund (c)	6,449,679	94,423,297
TOTAL DOMESTIC EQUITY FUNDS (Cost $822,410,819)		882,921,326

International Equity Funds - 39.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,546,189	48,866,480
Fidelity Series Emerging Markets Fund (c)	6,199,575	49,348,620
Fidelity Series Emerging Markets Opportunities Fund (c)	12,154,979	198,976,998
Fidelity Series International Growth Fund (c)	8,044,480	121,712,987
Fidelity Series International Index Fund (c)	4,202,914	45,979,876
Fidelity Series International Small Cap Fund (c)	2,344,896	35,759,659
Fidelity Series International Value Fund (c)	11,004,300	120,937,252
Fidelity Series Overseas Fund (c)	10,427,172	121,789,370
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $767,866,594)		743,371,242

Bond Funds - 11.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	211,920	1,576,686
Fidelity Series Corporate Bond Fund (c)	1,464,942	12,730,346
Fidelity Series Emerging Markets Debt Fund (c)	1,319,574	9,434,956
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	342,164	3,103,430
Fidelity Series Floating Rate High Income Fund (c)	207,520	1,873,908
Fidelity Series Government Bond Index Fund (c)	2,134,286	18,845,748
Fidelity Series High Income Fund (c)	1,235,510	9,958,213
Fidelity Series International Developed Markets Bond Index Fund (c)	1,564,283	13,108,691
Fidelity Series Investment Grade Bond Fund (c)	2,000,767	19,107,326
Fidelity Series Investment Grade Securitized Fund (c)	1,508,722	12,793,966
Fidelity Series Long-Term Treasury Bond Index Fund (c)	20,157,066	106,026,166
Fidelity Series Real Estate Income Fund (c)	253,410	2,366,851
TOTAL BOND FUNDS (Cost $256,956,628)		210,926,287

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	2,910,417	2,910,999
Fidelity Series Government Money Market Fund 5.41% (c)(f)	6,572,987	6,572,987
Fidelity Series Short-Term Credit Fund (c)	29,015	279,709
Fidelity Series Treasury Bill Index Fund (c)	1,558,545	15,476,353
TOTAL SHORT-TERM FUNDS (Cost $25,265,442)		25,240,048

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,875,458,306)	1,865,418,141
NET OTHER ASSETS (LIABILITIES) - 0.0%	180,726
NET ASSETS - 100.0%	1,865,598,867

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	390	Dec 2023	42,144,375	(738,905)	(738,905)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	436	Dec 2023	45,936,688	(374,165)	(374,165)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	82	Dec 2023	9,330,063	(430,505)	(430,505)

TOTAL PURCHASED					(1,543,575)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	83	Dec 2023	17,950,825	770,059	770,059
ICE MSCI EAFE Index Contracts (United States)	78	Dec 2023	7,961,850	231,476	231,476
ICE MSCI Emerging Markets Index Contracts (United States)	126	Dec 2023	6,019,650	162,280	162,280

TOTAL SOLD					1,163,815

TOTAL FUTURES CONTRACTS					(379,760)
The notional amount of futures purchased as a percentage of Net Assets is 5.2%
The notional amount of futures sold as a percentage of Net Assets is 1.7%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $122,761,590.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,959,238.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,384,560	21,665,641	21,139,202	70,594	-	-	2,910,999	0.0%
Total	2,384,560	21,665,641	21,139,202	70,594	-	-	2,910,999

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,527,552	184,330	8,257	1,228	(65)	(126,874)	1,576,686
Fidelity Series Blue Chip Growth Fund	179,758,391	21,697,374	28,932,176	645,953	(1,607,891)	25,185,456	196,101,154
Fidelity Series Canada Fund	47,013,193	6,516,775	5,026,690	-	195,760	167,442	48,866,480
Fidelity Series Commodity Strategy Fund	11,723,132	2,928,932	827,208	321,267	(110,334)	135,528	13,850,050
Fidelity Series Corporate Bond Fund	8,036,114	5,334,732	47,998	211,376	(110)	(592,392)	12,730,346
Fidelity Series Emerging Markets Debt Fund	8,299,640	1,436,991	42,938	270,106	329	(259,066)	9,434,956
Fidelity Series Emerging Markets Debt Local Currency Fund	2,831,391	311,224	14,037	-	859	(26,007)	3,103,430
Fidelity Series Emerging Markets Fund	28,951,491	21,709,167	15,722	-	(528)	(1,295,788)	49,348,620
Fidelity Series Emerging Markets Opportunities Fund	194,380,858	11,420,906	5,821,802	-	(934,514)	(68,450)	198,976,998
Fidelity Series Floating Rate High Income Fund	1,591,069	260,207	8,257	76,678	50	30,839	1,873,908
Fidelity Series Government Bond Index Fund	11,925,306	7,942,121	70,185	210,535	(460)	(951,034)	18,845,748
Fidelity Series Government Money Market Fund 5.41%	4,919,665	3,535,924	1,882,602	146,022	-	-	6,572,987
Fidelity Series High Income Fund	8,370,268	1,773,641	44,589	275,719	229	(141,336)	9,958,213
Fidelity Series International Developed Markets Bond Index Fund	8,095,049	5,455,669	52,373	139,051	(655)	(388,999)	13,108,691
Fidelity Series International Growth Fund	109,126,275	19,178,111	1,041,360	-	21,036	(5,571,075)	121,712,987
Fidelity Series International Index Fund	45,250,122	5,944,879	4,638,352	-	(59,882)	(516,891)	45,979,876
Fidelity Series International Small Cap Fund	33,878,663	3,842,525	165,597	-	2,657	(1,798,589)	35,759,659
Fidelity Series International Value Fund	108,830,785	14,751,881	6,568,390	-	67,809	3,855,167	120,937,252
Fidelity Series Investment Grade Bond Fund	12,193,771	7,923,208	71,481	311,642	(498)	(937,674)	19,107,326
Fidelity Series Investment Grade Securitized Fund	8,297,954	5,271,383	48,707	198,847	(266)	(726,398)	12,793,966
Fidelity Series Large Cap Growth Index Fund	113,866,817	13,041,132	13,105,113	293,190	128,918	10,045,320	123,977,074
Fidelity Series Large Cap Stock Fund	124,887,114	15,654,170	7,749,386	3,260,057	319,873	4,232,086	137,343,857
Fidelity Series Large Cap Value Index Fund	232,868,976	28,553,012	8,722,482	-	114,862	1,804,457	254,618,825
Fidelity Series Long-Term Treasury Bond Index Fund	96,445,228	27,250,100	472,316	1,587,781	(2,015)	(17,194,831)	106,026,166
Fidelity Series Overseas Fund	109,019,237	17,989,129	1,507,706	-	64,995	(3,776,285)	121,789,370
Fidelity Series Real Estate Income Fund	2,793,728	430,234	824,392	92,523	(61,011)	28,292	2,366,851
Fidelity Series Short-Term Credit Fund	261,053	18,975	-	3,861	-	(319)	279,709
Fidelity Series Small Cap Core Fund	361,217	241,668	-	348	-	(518)	602,367
Fidelity Series Small Cap Opportunities Fund	57,192,685	7,404,819	3,100,441	305,324	31,583	476,056	62,004,702
Fidelity Series Treasury Bill Index Fund	12,245,376	5,191,549	1,933,462	356,141	(3,368)	(23,742)	15,476,353
Fidelity Series Value Discovery Fund	85,430,871	10,971,123	3,426,355	-	22,632	1,425,026	94,423,297
	1,670,372,991	274,165,891	96,170,374	8,707,649	(1,810,005)	12,989,401	1,859,547,904

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	2,959,238	-	2,959,238	-

Domestic Equity Funds	882,921,326	882,921,326	-	-

International Equity Funds	743,371,242	743,371,242	-	-

Bond Funds	210,926,287	210,926,287	-	-

Short-Term Funds	25,240,048	25,240,048	-	-
Total Investments in Securities:	1,865,418,141	1,862,458,903	2,959,238	-
Derivative Instruments: Assets
Futures Contracts	1,163,815	1,163,815	-	-
Total Assets	1,163,815	1,163,815	-	-
Liabilities
Futures Contracts	(1,543,575)	(1,543,575)	-	-
Total Liabilities	(1,543,575)	(1,543,575)	-	-
Total Derivative Instruments:	(379,760)	(379,760)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,163,815	0
Total Equity Risk	1,163,815	0
Interest Rate Risk
Futures Contracts (a)	0	(1,543,575)
Total Interest Rate Risk	0	(1,543,575)
Total Value of Derivatives	1,163,815	(1,543,575)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2040 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,958,823)	$2,959,238
Fidelity Central Funds (cost $2,910,999)	2,910,999
Other affiliated issuers (cost $1,869,588,484)	1,859,547,904

Total Investment in Securities (cost $1,875,458,306)		$1,865,418,141
Receivable for investments sold		7,886,543
Receivable for fund shares sold		9,854,649
Distributions receivable from Fidelity Central Funds		14,787
Receivable for daily variation margin on futures contracts		240,700
Total assets		1,883,414,820
Liabilities
Payable for investments purchased	$16,986,444
Payable for fund shares redeemed	357,423
Accrued management fee	453,942
Distribution and service plan fees payable	5,661
Other payables and accrued expenses	12,483
Total Liabilities		17,815,953
Net Assets		$1,865,598,867
Net Assets consist of:
Paid in capital		$1,909,789,320
Total accumulated earnings (loss)		(44,190,453)
Net Assets		$1,865,598,867

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($12,360,740 ÷ 1,207,323 shares)(a)		$10.24
Maximum offering price per share (100/94.25 of $10.24)		$10.86
Class M :
Net Asset Value and redemption price per share ($1,688,069 ÷ 165,151 shares)(a)		$10.22
Maximum offering price per share (100/96.50 of $10.22)		$10.59
Class C :
Net Asset Value and offering price per share ($2,764,960 ÷ 274,630 shares)(a)		$10.07
Fidelity Freedom Blend 2040 Fund :
Net Asset Value, offering price and redemption price per share ($172,139,275 ÷ 16,708,939 shares)		$10.30
Class K :
Net Asset Value, offering price and redemption price per share ($21,939,696 ÷ 2,120,415 shares)		$10.35
Class K6 :
Net Asset Value, offering price and redemption price per share ($701,550,430 ÷ 67,467,417 shares)		$10.40
Class I :
Net Asset Value, offering price and redemption price per share ($28,382,321 ÷ 2,753,318 shares)		$10.31
Class Z :
Net Asset Value, offering price and redemption price per share ($6,131,602 ÷ 591,507 shares)		$10.37
Class Z6 :
Net Asset Value, offering price and redemption price per share ($169,607,812 ÷ 16,355,609 shares)		$10.37
Premier Class :
Net Asset Value, offering price and redemption price per share ($749,033,962 ÷ 72,162,582 shares)		$10.38
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$6,807,748
Interest		72,390
Income from Fidelity Central Funds		70,594
Total Income		6,950,732
Expenses
Management fee	$2,597,002
Distribution and service plan fees	32,404
Independent trustees' fees and expenses	2,913
Miscellaneous	12,512
Total expenses before reductions	2,644,831
Expense reductions	(140)
Total expenses after reductions		2,644,691
Net Investment income (loss)		4,306,041
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,810,005)
Futures contracts	(4,559,946)
Capital gain distributions from underlying funds:
Affiliated issuers	1,899,901
Total net realized gain (loss)		(4,470,050)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(204)
Affiliated issuers	12,989,401
Futures contracts	85,411
Total change in net unrealized appreciation (depreciation)		13,074,608
Net gain (loss)		8,604,558
Net increase (decrease) in net assets resulting from operations		$12,910,599
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,306,041	$36,162,391
Net realized gain (loss)	(4,470,050)	(18,283,728)
Change in net unrealized appreciation (depreciation)	13,074,608	(104,472,385)
Net increase (decrease) in net assets resulting from operations	12,910,599	(86,593,722)
Distributions to shareholders	(562,368)	(82,325,899)

Share transactions - net increase (decrease)	178,004,567	384,539,398
Total increase (decrease) in net assets	190,352,798	215,619,777

Net Assets
Beginning of period	1,675,246,069	1,459,626,292
End of period	$1,865,598,867	$1,675,246,069

Financial Highlights
Fidelity Advisor Freedom® Blend 2040 Fund Class A

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.16	$11.62	$12.24	$8.27	$9.55	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.20	.17	.10	.15	- D
Net realized and unrealized gain (loss)	.08	(1.08)	.25	4.43	(1.09)	(.17)
Total from investment operations	.08	(.88)	.42	4.53	(.94)	(.17)
Distributions from net investment income	-	(.22)	(.28)	(.13)	(.17)	(.14)
Distributions from net realized gain	-	(.36)	(.76)	(.43)	(.17)	(.14)
Total distributions	-	(.58)	(1.04)	(.56)	(.34)	(.28)
Net asset value, end of period	$10.24	$10.16	$11.62	$12.24	$8.27	$9.55
Total Return E,F,G	.79%	(7.38)%	2.97%	55.55%	(10.57)%	(1.39)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.73% J,K	.74%	.79%	.79%	.79%	.80% K,L
Expenses net of fee waivers, if any	.73% J,K	.74%	.79%	.79%	.79%	.80% K,L
Expenses net of all reductions	.73% J,K	.74%	.79%	.79%	.79%	.80% K,L
Net investment income (loss)	.04% J,K	2.05%	1.39%	.89%	1.48%	.01% K
Supplemental Data
Net assets, end of period (000 omitted)	$12,361	$10,150	$5,920	$2,843	$695	$255
Portfolio turnover rate M	11% K	18%	22%	23%	27%	17% K

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JProxy expenses are not annualized.

KAnnualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2040 Fund Class M

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.16	$11.62	$12.24	$8.28	$9.55	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.18	.14	.07	.12	(.01)
Net realized and unrealized gain (loss)	.07	(1.08)	.25	4.43	(1.08)	(.18)
Total from investment operations	.06	(.90)	.39	4.50	(.96)	(.19)
Distributions from net investment income	-	(.20)	(.25)	(.11)	(.14)	(.12)
Distributions from net realized gain	-	(.36)	(.76)	(.43)	(.17)	(.14)
Total distributions	-	(.56)	(1.01)	(.54)	(.31)	(.26)
Net asset value, end of period	$10.22	$10.16	$11.62	$12.24	$8.28	$9.55
Total Return D,E,F	.59%	(7.59)%	2.72%	55.06%	(10.74)%	(1.59)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.98% I,J	.99%	1.04%	1.04%	1.04%	1.04% I
Expenses net of fee waivers, if any	.98% I,J	.99%	1.04%	1.04%	1.04%	1.04% I
Expenses net of all reductions	.98% I,J	.99%	1.04%	1.04%	1.04%	1.04% I
Net investment income (loss)	(.21)% I,J	1.79%	1.14%	.64%	1.23%	(.23)% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,688	$1,733	$1,381	$853	$318	$131
Portfolio turnover rate K	11% I	18%	22%	23%	27%	17% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2040 Fund Class C

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.03	$11.50	$12.15	$8.25	$9.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.04)	.13	.08	.02	.07	(.04)
Net realized and unrealized gain (loss)	.08	(1.07)	.24	4.39	(1.07)	(.18)
Total from investment operations	.04	(.94)	.32	4.41	(1.00)	(.22)
Distributions from net investment income	-	(.17)	(.21)	(.09)	(.12)	(.11)
Distributions from net realized gain	-	(.36)	(.76)	(.43)	(.17)	(.14)
Total distributions	-	(.53)	(.97)	(.51) D	(.29)	(.24) D
Net asset value, end of period	$10.07	$10.03	$11.50	$12.15	$8.25	$9.54
Total Return E,F,G	.40%	(8.05)%	2.19%	54.23%	(11.10)%	(1.88)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.48% J,K	1.49%	1.54%	1.55%	1.54%	1.55% J,L
Expenses net of fee waivers, if any	1.48% J,K	1.49%	1.54%	1.55%	1.54%	1.55% J,L
Expenses net of all reductions	1.48% J,K	1.49%	1.54%	1.55%	1.54%	1.55% J,L
Net investment income (loss)	(.71)% J,K	1.29%	.64%	.14%	.73%	(.74)% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,765	$2,670	$2,207	$1,451	$357	$208
Portfolio turnover rate M	11% J	18%	22%	23%	27%	17% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2040 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$11.66	$12.28	$8.29	$9.55	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.23	.20	.12	.16	.01
Net realized and unrealized gain (loss)	.07	(1.09)	.26	4.44	(1.06)	(.18)
Total from investment operations	.09	(.86)	.46	4.56	(.90)	(.17)
Distributions from net investment income	-	(.23)	(.31)	(.14)	(.18)	(.14)
Distributions from net realized gain	-	(.36)	(.77)	(.44)	(.17)	(.14)
Total distributions	-	(.59)	(1.08)	(.57) D	(.36) D	(.28)
Net asset value, end of period	$10.30	$10.21	$11.66	$12.28	$8.29	$9.55
Total Return E,F	.88%	(7.17)%	3.27%	55.89%	(10.24)%	(1.35)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.48% I,J	.49%	.54%	.54%	.55% K	.54% I
Expenses net of fee waivers, if any	.48% I,J	.49%	.54%	.54%	.55% K	.54% I
Expenses net of all reductions	.48% I,J	.49%	.54%	.54%	.55% K	.54% I
Net investment income (loss)	.29% I,J	2.30%	1.64%	1.14%	1.72%	.27% I
Supplemental Data
Net assets, end of period (000 omitted)	$172,139	$131,293	$117,037	$33,442	$15,147	$590
Portfolio turnover rate L	11% I	18%	22%	23%	27%	17% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2040 Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.25	$11.70	$12.30	$8.30	$9.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.24	.22	.13	.18	.02
Net realized and unrealized gain (loss)	.08	(1.09)	.26	4.45	(1.08)	(.17)
Total from investment operations	.10	(.85)	.48	4.58	(.90)	(.15)
Distributions from net investment income	-	(.24)	(.30)	(.14)	(.19)	(.14)
Distributions from net realized gain	-	(.36)	(.77)	(.43)	(.17)	(.14)
Total distributions	-	(.60)	(1.08) D	(.58) D	(.37) D	(.28)
Net asset value, end of period	$10.35	$10.25	$11.70	$12.30	$8.30	$9.57
Total Return E,F	.98%	(7.07)%	3.39%	55.97%	(10.22)%	(1.19)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38% I,J	.39%	.44%	.44%	.44%	.44% J
Expenses net of fee waivers, if any	.38% I,J	.39%	.44%	.44%	.44%	.44% J
Expenses net of all reductions	.38% I,J	.39%	.44%	.44%	.44%	.44% J
Net investment income (loss)	.39% I,J	2.40%	1.74%	1.24%	1.83%	.37% J
Supplemental Data
Net assets, end of period (000 omitted)	$21,940	$24,872	$27,424	$19,429	$15,212	$99
Portfolio turnover rate K	11% J	18%	22%	23%	27%	17% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2040 Fund Class K6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.30	$11.75	$12.33	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.25	.23	.15	.19	.02
Net realized and unrealized gain (loss)	.07	(1.10)	.25	4.45	(1.08)	(.17)
Total from investment operations	.10	(.85)	.48	4.60	(.89)	(.15)
Distributions from net investment income	- D	(.24)	(.29)	(.15)	(.18)	(.14)
Distributions from net realized gain	-	(.36)	(.78)	(.44)	(.18)	(.14)
Total distributions	- D	(.60)	(1.06) E	(.59)	(.36)	(.28)
Net asset value, end of period	$10.40	$10.30	$11.75	$12.33	$8.32	$9.57
Total Return F,G	1.01%	(6.98)%	3.46%	56.11%	(10.07)%	(1.14)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.28% J,K	.29%	.34%	.34%	.34%	.35% K,L
Expenses net of fee waivers, if any	.28% J,K	.29%	.34%	.34%	.34%	.35% K,L
Expenses net of all reductions	.28% J,K	.29%	.34%	.34%	.34%	.35% K,L
Net investment income (loss)	.49% J,K	2.50%	1.84%	1.34%	1.93%	.46% K
Supplemental Data
Net assets, end of period (000 omitted)	$701,550	$611,076	$509,486	$972,867	$510,439	$14,956
Portfolio turnover rate M	11% K	18%	22%	23%	27%	17% K

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JProxy expenses are not annualized.

KAnnualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2040 Fund Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.22	$11.67	$12.28	$8.30	$9.56	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.23	.21	.12	.17	.01
Net realized and unrealized gain (loss)	.07	(1.08)	.25	4.44	(1.07)	(.18)
Total from investment operations	.09	(.85)	.46	4.56	(.90)	(.17)
Distributions from net investment income	-	(.23)	(.30)	(.14)	(.19)	(.14)
Distributions from net realized gain	-	(.36)	(.77)	(.44)	(.17)	(.14)
Total distributions	-	(.60) D	(1.07)	(.58)	(.36)	(.27) D
Net asset value, end of period	$10.31	$10.22	$11.67	$12.28	$8.30	$9.56
Total Return E,F	.88%	(7.10)%	3.23%	55.73%	(10.17)%	(1.33)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.48% I,J	.49%	.54%	.54%	.55% K	.54% J
Expenses net of fee waivers, if any	.48% I,J	.49%	.54%	.54%	.55% K	.54% J
Expenses net of all reductions	.48% I,J	.49%	.54%	.54%	.55% K	.54% J
Net investment income (loss)	.29% I,J	2.30%	1.64%	1.14%	1.73%	.27% J
Supplemental Data
Net assets, end of period (000 omitted)	$28,382	$30,849	$19,664	$11,759	$4,049	$100
Portfolio turnover rate L	11% J	18%	22%	23%	27%	17% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2040 Fund Class Z

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.27	$11.72	$12.33	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.24	.22	.13	.18	.02
Net realized and unrealized gain (loss)	.08	(1.09)	.26	4.45	(1.08)	(.17)
Total from investment operations	.10	(.85)	.48	4.58	(.90)	(.15)
Distributions from net investment income	-	(.23)	(.30)	(.14)	(.17)	(.14)
Distributions from net realized gain	-	(.36)	(.78)	(.43)	(.17)	(.14)
Total distributions	-	(.60) D	(1.09) D	(.57)	(.35) D	(.28)
Net asset value, end of period	$10.37	$10.27	$11.72	$12.33	$8.32	$9.57
Total Return E,F	.97%	(7.07)%	3.38%	55.93%	(10.17)%	(1.19)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38% I,J	.39%	.44%	.44%	.44%	.44% J
Expenses net of fee waivers, if any	.38% I,J	.39%	.44%	.44%	.44%	.44% J
Expenses net of all reductions	.38% I,J	.39%	.44%	.44%	.44%	.44% J
Net investment income (loss)	.39% I,J	2.40%	1.74%	1.24%	1.83%	.37% J
Supplemental Data
Net assets, end of period (000 omitted)	$6,132	$3,728	$3,618	$138	$89	$99
Portfolio turnover rate K	11% J	18%	22%	23%	27%	17% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2040 Fund Class Z6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.27	$11.72	$12.33	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.25	.23	.15	.18	.03
Net realized and unrealized gain (loss)	.07	(1.10)	.26	4.46	(1.08)	(.18)
Total from investment operations	.10	(.85)	.49	4.61	(.90)	(.15)
Distributions from net investment income	- D	(.24)	(.32)	(.16)	(.18)	(.14)
Distributions from net realized gain	-	(.36)	(.78)	(.44)	(.17)	(.14)
Total distributions	- D	(.60)	(1.10)	(.60)	(.35)	(.28)
Net asset value, end of period	$10.37	$10.27	$11.72	$12.33	$8.32	$9.57
Total Return E,F	1.00%	(6.99)%	3.46%	56.23%	(10.14)%	(1.14)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.28% I,J	.29%	.34%	.34%	.35% K	.34% J
Expenses net of fee waivers, if any	.28% I,J	.29%	.34%	.34%	.35% K	.34% J
Expenses net of all reductions	.28% I,J	.29%	.34%	.34%	.35% K	.34% J
Net investment income (loss)	.49% I,J	2.50%	1.84%	1.34%	1.92%	.47% J
Supplemental Data
Net assets, end of period (000 omitted)	$169,608	$154,377	$84,246	$3,391	$1,528	$256
Portfolio turnover rate L	11% J	18%	22%	23%	27%	17% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2040 Fund Premier Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.28	$11.72	$12.60
Income from Investment Operations
Net investment income (loss) B,C	.03	.25	.48
Net realized and unrealized gain (loss)	.07	(1.08)	(.26)
Total from investment operations	.10	(.83)	.22
Distributions from net investment income	- D	(.24)	(.33)
Distributions from net realized gain	-	(.36)	(.78)
Total distributions	- D	(.61) E	(1.10) E
Net asset value, end of period	$10.38	$10.28	$11.72
Total Return F,G	1.01%	(6.90)%	1.28%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.24% J,K	.25%	.29% K
Expenses net of fee waivers, if any	.24% J,K	.25%	.29% K
Expenses net of all reductions	.24% J,K	.25%	.29% K
Net investment income (loss)	.53% J,K	2.54%	3.87% K
Supplemental Data
Net assets, end of period (000 omitted)	$749,034	$704,498	$688,642
Portfolio turnover rate L	11% K	18%	22%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JProxy expenses are not annualized.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2045 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Blue Chip Growth Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	11.0
Fidelity Series Large Cap Stock Fund	7.7
Fidelity Series Large Cap Growth Index Fund	7.0
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series International Value Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Value Discovery Fund	5.3
82.6

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 3.6%

Fidelity Freedom® Blend 2045 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.38% 10/12/23 to 12/14/23 (b) (Cost $2,579,038)	2,590,000	2,579,398

Domestic Equity Funds - 49.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	13,346,091	180,839,530
Fidelity Series Commodity Strategy Fund (c)	122,317	12,122,873
Fidelity Series Large Cap Growth Index Fund (c)	6,777,026	114,328,422
Fidelity Series Large Cap Stock Fund (c)	6,895,037	126,179,169
Fidelity Series Large Cap Value Index Fund (c)	16,725,678	234,326,754
Fidelity Series Small Cap Core Fund (c)	56,307	556,310
Fidelity Series Small Cap Opportunities Fund (c)	4,633,699	57,179,841
Fidelity Series Value Discovery Fund (c)	5,915,232	86,598,990
TOTAL DOMESTIC EQUITY FUNDS (Cost $760,399,817)		812,131,889

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,245,114	44,717,674
Fidelity Series Emerging Markets Fund (c)	5,604,843	44,614,554
Fidelity Series Emerging Markets Opportunities Fund (c)	11,009,425	180,224,293
Fidelity Series International Growth Fund (c)	7,361,384	111,377,741
Fidelity Series International Index Fund (c)	3,846,006	42,075,307
Fidelity Series International Small Cap Fund (c)	2,120,656	32,340,010
Fidelity Series International Value Fund (c)	10,069,981	110,669,089
Fidelity Series Overseas Fund (c)	9,541,752	111,447,662
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $700,884,056)		677,466,330

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	185,017	1,376,527
Fidelity Series Corporate Bond Fund (c)	10,184	88,498
Fidelity Series Emerging Markets Debt Fund (c)	1,153,629	8,248,446
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	298,406	2,706,542
Fidelity Series Floating Rate High Income Fund (c)	181,158	1,635,856
Fidelity Series Government Bond Index Fund (c)	28,607	252,598
Fidelity Series High Income Fund (c)	1,078,856	8,695,583
Fidelity Series Investment Grade Bond Fund (c)	27,485	262,478
Fidelity Series Investment Grade Securitized Fund (c)	11,582	98,219
Fidelity Series Long-Term Treasury Bond Index Fund (c)	17,710,394	93,156,674
Fidelity Series Real Estate Income Fund (c)	198,759	1,856,410
TOTAL BOND FUNDS (Cost $154,145,379)		118,377,831

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	2,442,499	2,442,987
Fidelity Series Government Money Market Fund 5.41% (c)(f)	5,691,371	5,691,371
Fidelity Series Short-Term Credit Fund (c)	37,782	364,220
Fidelity Series Treasury Bill Index Fund (c)	1,358,503	13,489,937
TOTAL SHORT-TERM FUNDS (Cost $22,007,887)		21,988,515

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,640,016,177)	1,632,543,963
NET OTHER ASSETS (LIABILITIES) - 0.0%	163,097
NET ASSETS - 100.0%	1,632,707,060

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	342	Dec 2023	36,957,375	(649,314)	(649,314)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	382	Dec 2023	40,247,281	(327,798)	(327,798)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	72	Dec 2023	8,192,250	(376,869)	(376,869)

TOTAL PURCHASED					(1,353,981)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	66	Dec 2023	14,274,150	612,336	612,336
ICE MSCI EAFE Index Contracts (United States)	67	Dec 2023	6,839,025	192,892	192,892
ICE MSCI Emerging Markets Index Contracts (United States)	105	Dec 2023	5,016,375	129,814	129,814

TOTAL SOLD					935,042

TOTAL FUTURES CONTRACTS					(418,939)
The notional amount of futures purchased as a percentage of Net Assets is 5.2%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $106,561,637.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,579,398.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,020,607	18,831,035	18,408,655	61,042	-	-	2,442,987	0.0%
Total	2,020,607	18,831,035	18,408,655	61,042	-	-	2,442,987

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,335,709	158,232	6,527	1,071	(14)	(110,873)	1,376,527
Fidelity Series Blue Chip Growth Fund	163,176,275	19,949,750	23,597,270	594,063	(1,670,079)	22,980,854	180,839,530
Fidelity Series Canada Fund	42,424,924	5,883,133	3,889,958	-	191,116	108,459	44,717,674
Fidelity Series Commodity Strategy Fund	10,240,051	2,575,919	712,361	281,242	(342,420)	361,684	12,122,873
Fidelity Series Corporate Bond Fund	47,064	46,719	652	1,655	(5)	(4,628)	88,498
Fidelity Series Emerging Markets Debt Fund	7,249,390	1,261,387	33,943	235,487	131	(228,519)	8,248,446
Fidelity Series Emerging Markets Debt Local Currency Fund	2,472,899	267,131	11,096	-	802	(23,194)	2,706,542
Fidelity Series Emerging Markets Fund	26,413,962	19,881,626	538,870	-	(79,566)	(1,062,598)	44,614,554
Fidelity Series Emerging Markets Opportunities Fund	173,471,786	11,755,935	3,979,302	-	159,616	(1,183,742)	180,224,293
Fidelity Series Floating Rate High Income Fund	1,391,087	224,424	6,528	66,886	50	26,823	1,635,856
Fidelity Series Government Bond Index Fund	133,776	135,385	1,305	3,281	(13)	(15,245)	252,598
Fidelity Series Government Money Market Fund 5.41%	4,085,043	3,318,666	1,712,338	113,988	-	-	5,691,371
Fidelity Series High Income Fund	7,311,685	1,543,809	35,248	239,988	89	(124,752)	8,695,583
Fidelity Series International Growth Fund	98,475,209	18,621,156	603,348	-	14,972	(5,130,248)	111,377,741
Fidelity Series International Index Fund	40,834,494	5,600,778	3,808,724	-	(18,700)	(532,541)	42,075,307
Fidelity Series International Small Cap Fund	30,563,736	3,533,716	135,250	-	2,165	(1,624,357)	32,340,010
Fidelity Series International Value Fund	98,218,139	14,206,577	5,263,849	-	13,377	3,494,845	110,669,089
Fidelity Series Investment Grade Bond Fund	138,407	140,389	1,305	4,966	(11)	(15,002)	262,478
Fidelity Series Investment Grade Securitized Fund	55,739	49,409	653	1,732	(6)	(6,270)	98,219
Fidelity Series Large Cap Growth Index Fund	103,362,965	11,732,640	9,949,643	266,156	10,516	9,171,944	114,328,422
Fidelity Series Large Cap Stock Fund	113,298,016	13,990,647	5,165,537	2,993,362	135,226	3,920,817	126,179,169
Fidelity Series Large Cap Value Index Fund	211,320,352	27,256,885	5,850,943	-	78,813	1,521,647	234,326,754
Fidelity Series Long-Term Treasury Bond Index Fund	84,389,134	24,177,840	373,364	1,386,794	(5,609)	(15,031,327)	93,156,674
Fidelity Series Overseas Fund	98,380,116	17,519,865	1,006,427	-	42,741	(3,488,633)	111,447,662
Fidelity Series Real Estate Income Fund	2,474,669	369,734	966,552	76,366	(71,633)	50,192	1,856,410
Fidelity Series Short-Term Credit Fund	349,738	14,876	-	5,031	-	(394)	364,220
Fidelity Series Small Cap Core Fund	325,088	231,934	-	317	-	(712)	556,310
Fidelity Series Small Cap Opportunities Fund	51,846,119	7,260,370	2,351,340	280,633	(410,600)	835,292	57,179,841
Fidelity Series Treasury Bill Index Fund	10,496,947	5,589,573	2,573,226	318,395	(3,815)	(19,542)	13,489,937
Fidelity Series Value Discovery Fund	77,481,228	10,745,543	2,907,775	-	(16,282)	1,296,276	86,598,990
	1,461,763,747	228,044,048	75,483,334	6,871,413	(1,969,139)	15,166,256	1,627,521,578

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	2,579,398	-	2,579,398	-

Domestic Equity Funds	812,131,889	812,131,889	-	-

International Equity Funds	677,466,330	677,466,330	-	-

Bond Funds	118,377,831	118,377,831	-	-

Short-Term Funds	21,988,515	21,988,515	-	-
Total Investments in Securities:	1,632,543,963	1,629,964,565	2,579,398	-
Derivative Instruments: Assets
Futures Contracts	935,042	935,042	-	-
Total Assets	935,042	935,042	-	-
Liabilities
Futures Contracts	(1,353,981)	(1,353,981)	-	-
Total Liabilities	(1,353,981)	(1,353,981)	-	-
Total Derivative Instruments:	(418,939)	(418,939)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	935,042	0
Total Equity Risk	935,042	0
Interest Rate Risk
Futures Contracts (a)	0	(1,353,981)
Total Interest Rate Risk	0	(1,353,981)
Total Value of Derivatives	935,042	(1,353,981)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2045 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,579,038)	$2,579,398
Fidelity Central Funds (cost $2,442,987)	2,442,987
Other affiliated issuers (cost $1,634,994,152)	1,627,521,578

Total Investment in Securities (cost $1,640,016,177)		$1,632,543,963
Receivable for investments sold		8,024,914
Receivable for fund shares sold		6,575,662
Distributions receivable from Fidelity Central Funds		12,694
Receivable for daily variation margin on futures contracts		209,219
Total assets		1,647,366,452
Liabilities
Payable for investments purchased	$13,905,605
Payable for fund shares redeemed	333,137
Accrued management fee	402,440
Distribution and service plan fees payable	5,520
Other payables and accrued expenses	12,690
Total Liabilities		14,659,392
Net Assets		$1,632,707,060
Net Assets consist of:
Paid in capital		$1,669,518,857
Total accumulated earnings (loss)		(36,811,797)
Net Assets		$1,632,707,060

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($9,638,735 ÷ 939,142 shares)(a)		$10.26
Maximum offering price per share (100/94.25 of $10.26)		$10.89
Class M :
Net Asset Value and redemption price per share ($2,473,661 ÷ 241,914 shares)(a)		$10.23
Maximum offering price per share (100/96.50 of $10.23)		$10.60
Class C :
Net Asset Value and offering price per share ($2,877,085 ÷ 285,384 shares)(a)		$10.08
Fidelity Freedom Blend 2045 Fund :
Net Asset Value, offering price and redemption price per share ($101,091,350 ÷ 9,796,671 shares)		$10.32
Class K :
Net Asset Value, offering price and redemption price per share ($17,693,732 ÷ 1,709,321 shares)		$10.35
Class K6 :
Net Asset Value, offering price and redemption price per share ($623,533,887 ÷ 59,911,370 shares)		$10.41
Class I :
Net Asset Value, offering price and redemption price per share ($31,523,027 ÷ 3,057,649 shares)		$10.31
Class Z :
Net Asset Value, offering price and redemption price per share ($4,512,044 ÷ 435,246 shares)		$10.37
Class Z6 :
Net Asset Value, offering price and redemption price per share ($146,539,516 ÷ 14,134,212 shares)		$10.37
Premier Class :
Net Asset Value, offering price and redemption price per share ($692,824,023 ÷ 66,720,708 shares)		$10.38
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$5,126,937
Interest		62,924
Income from Fidelity Central Funds		61,042
Total Income		5,250,903
Expenses
Management fee	$2,304,160
Distribution and service plan fees	31,568
Independent trustees' fees and expenses	2,545
Miscellaneous	12,723
Total expenses before reductions	2,350,996
Expense reductions	(76)
Total expenses after reductions		2,350,920
Net Investment income (loss)		2,899,983
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,969,139)
Futures contracts	(4,011,513)
Capital gain distributions from underlying funds:
Affiliated issuers	1,744,476
Total net realized gain (loss)		(4,236,176)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(218)
Affiliated issuers	15,166,256
Futures contracts	(19,999)
Total change in net unrealized appreciation (depreciation)		15,146,039
Net gain (loss)		10,909,863
Net increase (decrease) in net assets resulting from operations		$13,809,846
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,899,983	$31,443,738
Net realized gain (loss)	(4,236,176)	(12,685,863)
Change in net unrealized appreciation (depreciation)	15,146,039	(90,603,996)
Net increase (decrease) in net assets resulting from operations	13,809,846	(71,846,121)
Distributions to shareholders	(1,768,283)	(72,255,571)

Share transactions - net increase (decrease)	154,710,139	349,496,875
Total increase (decrease) in net assets	166,751,702	205,395,183

Net Assets
Beginning of period	1,465,955,358	1,260,560,175
End of period	$1,632,707,060	$1,465,955,358

Financial Highlights
Fidelity Advisor Freedom® Blend 2045 Fund Class A

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.18	$11.64	$12.26	$8.29	$9.55	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.20	.17	.10	.15	.03
Net realized and unrealized gain (loss)	.09	(1.07)	.26	4.42	(1.07)	(.22)
Total from investment operations	.09	(.87)	.43	4.52	(.92)	(.19)
Distributions from net investment income	-	(.22)	(.28)	(.12)	(.17)	(.15)
Distributions from net realized gain	(.01)	(.37)	(.77)	(.43)	(.17)	(.11)
Total distributions	(.01)	(.59)	(1.05)	(.55)	(.34)	(.26)
Net asset value, end of period	$10.26	$10.18	$11.64	$12.26	$8.29	$9.55
Total Return E,F,G	.88%	(7.27)%	3.02%	55.30%	(10.38)%	(1.56)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.74% J,K	.74%	.79%	.79%	.79%	.79% J
Expenses net of fee waivers, if any	.74% J,K	.74%	.79%	.79%	.79%	.79% J
Expenses net of all reductions	.74% J,K	.74%	.79%	.79%	.79%	.79% J
Net investment income (loss)	(.08)% J,K	2.05%	1.38%	.89%	1.49%	.64% J
Supplemental Data
Net assets, end of period (000 omitted)	$9,639	$7,582	$3,782	$1,963	$835	$253
Portfolio turnover rate L	10% J	16%	21%	23%	27%	19% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2045 Fund Class M

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.15	$11.61	$12.23	$8.27	$9.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	.18	.14	.07	.12	.02
Net realized and unrealized gain (loss)	.11	(1.08)	.26	4.42	(1.08)	(.22)
Total from investment operations	.09	(.90)	.40	4.49	(.96)	(.20)
Distributions from net investment income	-	(.19)	(.25)	(.10)	(.14)	(.15)
Distributions from net realized gain	(.01)	(.37)	(.77)	(.43)	(.17)	(.11)
Total distributions	(.01)	(.56)	(1.02)	(.53)	(.31)	(.26)
Net asset value, end of period	$10.23	$10.15	$11.61	$12.23	$8.27	$9.54
Total Return D,E,F	.89%	(7.55)%	2.78%	55.04%	(10.71)%	(1.68)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.99% I,J	.99%	1.04%	1.04%	1.05% K	1.04% J
Expenses net of fee waivers, if any	.99% I,J	.99%	1.04%	1.04%	1.05% K	1.04% J
Expenses net of all reductions	.99% I,J	.99%	1.04%	1.04%	1.05% K	1.04% J
Net investment income (loss)	(.33)% I,J	1.80%	1.13%	.64%	1.23%	.39% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,474	$2,301	$2,547	$1,787	$1,120	$160
Portfolio turnover rate L	10% J	16%	21%	23%	27%	19% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2045 Fund Class C

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.03	$11.50	$12.16	$8.26	$9.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.04)	.13	.08	.02	.07	(.01)
Net realized and unrealized gain (loss)	.10	(1.07)	.25	4.40	(1.08)	(.21)
Total from investment operations	.06	(.94)	.33	4.42	(1.01)	(.22)
Distributions from net investment income	-	(.16)	(.22)	(.09)	(.10)	(.13)
Distributions from net realized gain	(.01)	(.37)	(.77)	(.42)	(.17)	(.11)
Total distributions	(.01)	(.53)	(.99)	(.52) D	(.27)	(.24)
Net asset value, end of period	$10.08	$10.03	$11.50	$12.16	$8.26	$9.54
Total Return E,F,G	.60%	(8.03)%	2.21%	54.21%	(11.14)%	(1.91)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.49% J,K	1.49%	1.54%	1.54%	1.54%	1.55% J,L
Expenses net of fee waivers, if any	1.49% J,K	1.49%	1.54%	1.54%	1.54%	1.55% J,L
Expenses net of all reductions	1.49% J,K	1.49%	1.54%	1.54%	1.54%	1.55% J,L
Net investment income (loss)	(.83)% J,K	1.30%	.63%	.14%	.74%	(.12)% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,877	$2,728	$2,380	$1,151	$261	$157
Portfolio turnover rate M	10% J	16%	21%	23%	27%	19% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2045 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.22	$11.67	$12.29	$8.30	$9.56	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.23	.20	.12	.16	.05
Net realized and unrealized gain (loss)	.10	(1.08)	.26	4.44	(1.07)	(.22)
Total from investment operations	.11	(.85)	.46	4.56	(.91)	(.17)
Distributions from net investment income	-	(.23)	(.31)	(.14)	(.18)	(.16)
Distributions from net realized gain	(.01)	(.37)	(.77)	(.44)	(.17)	(.11)
Total distributions	(.01)	(.60)	(1.08)	(.57) D	(.35)	(.27)
Net asset value, end of period	$10.32	$10.22	$11.67	$12.29	$8.30	$9.56
Total Return E,F	1.08%	(7.08)%	3.27%	55.82%	(10.29)%	(1.31)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I,J	.49%	.54%	.54%	.56% K	.55% J,K
Expenses net of fee waivers, if any	.49% I,J	.49%	.54%	.54%	.56% K	.55% J,K
Expenses net of all reductions	.49% I,J	.49%	.54%	.54%	.56% K	.55% J,K
Net investment income (loss)	.17% I,J	2.30%	1.63%	1.14%	1.72%	.88% J
Supplemental Data
Net assets, end of period (000 omitted)	$101,091	$78,179	$63,196	$23,283	$10,682	$748
Portfolio turnover rate L	10% J	16%	21%	23%	27%	19% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2045 Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.25	$11.69	$12.30	$8.30	$9.56	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.24	.22	.13	.18	.05
Net realized and unrealized gain (loss)	.10	(1.08)	.25	4.45	(1.07)	(.22)
Total from investment operations	.11	(.84)	.47	4.58	(.89)	(.17)
Distributions from net investment income	-	(.23)	(.31)	(.15)	(.19)	(.16)
Distributions from net realized gain	(.01)	(.37)	(.77)	(.43)	(.17)	(.11)
Total distributions	(.01)	(.60)	(1.08)	(.58)	(.37) D	(.27)
Net asset value, end of period	$10.35	$10.25	$11.69	$12.30	$8.30	$9.56
Total Return E,F	1.07%	(6.94)%	3.35%	56.03%	(10.14)%	(1.35)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I,J	.39%	.44%	.44%	.44%	.44% I
Expenses net of fee waivers, if any	.39% I,J	.39%	.44%	.44%	.44%	.44% I
Expenses net of all reductions	.39% I,J	.39%	.44%	.44%	.44%	.44% I
Net investment income (loss)	.27% I,J	2.40%	1.73%	1.24%	1.84%	.99% I
Supplemental Data
Net assets, end of period (000 omitted)	$17,694	$19,815	$24,152	$20,125	$13,473	$99
Portfolio turnover rate K	10% I	16%	21%	23%	27%	19% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2045 Fund Class K6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.30	$11.75	$12.33	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.25	.23	.15	.19	.06
Net realized and unrealized gain (loss)	.10	(1.09)	.26	4.45	(1.08)	(.22)
Total from investment operations	.12	(.84)	.49	4.60	(.89)	(.16)
Distributions from net investment income	- D	(.24)	(.29)	(.15)	(.18)	(.16)
Distributions from net realized gain	(.01)	(.37)	(.78)	(.44)	(.17)	(.11)
Total distributions	(.01)	(.61)	(1.07)	(.59)	(.36) E	(.27)
Net asset value, end of period	$10.41	$10.30	$11.75	$12.33	$8.32	$9.57
Total Return F,G	1.19%	(6.91)%	3.51%	56.12%	(10.10)%	(1.21)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.29% J,K	.29%	.34%	.34%	.34%	.35% J,L
Expenses net of fee waivers, if any	.29% J,K	.29%	.34%	.34%	.34%	.35% J,L
Expenses net of all reductions	.29% J,K	.29%	.34%	.34%	.34%	.35% J,L
Net investment income (loss)	.37% J,K	2.50%	1.83%	1.34%	1.94%	1.08% J
Supplemental Data
Net assets, end of period (000 omitted)	$623,534	$540,024	$445,959	$828,827	$435,714	$8,306
Portfolio turnover rate M	10% J	16%	21%	23%	27%	19% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2045 Fund Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$11.67	$12.28	$8.30	$9.56	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.23	.21	.12	.17	.05
Net realized and unrealized gain (loss)	.10	(1.08)	.25	4.44	(1.07)	(.22)
Total from investment operations	.11	(.85)	.46	4.56	(.90)	(.17)
Distributions from net investment income	-	(.24)	(.30)	(.14)	(.19)	(.16)
Distributions from net realized gain	(.01)	(.37)	(.77)	(.44)	(.17)	(.11)
Total distributions	(.01)	(.61)	(1.07)	(.58)	(.36)	(.27)
Net asset value, end of period	$10.31	$10.21	$11.67	$12.28	$8.30	$9.56
Total Return D,E	1.08%	(7.09)%	3.28%	55.74%	(10.18)%	(1.38)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49% H,I	.49%	.54%	.54%	.55% J	.54% H
Expenses net of fee waivers, if any	.49% H,I	.49%	.54%	.54%	.55% J	.54% H
Expenses net of all reductions	.49% H,I	.49%	.54%	.54%	.55% J	.54% H
Net investment income (loss)	.17% H,I	2.30%	1.63%	1.14%	1.74%	.89% H
Supplemental Data
Net assets, end of period (000 omitted)	$31,523	$32,946	$17,038	$10,354	$3,395	$99
Portfolio turnover rate K	10% H	16%	21%	23%	27%	19% H

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2045 Fund Class Z

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.26	$11.71	$12.33	$8.32	$9.56	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.24	.22	.13	.18	.05
Net realized and unrealized gain (loss)	.11	(1.09)	.25	4.46	(1.08)	(.22)
Total from investment operations	.12	(.85)	.47	4.59	(.90)	(.17)
Distributions from net investment income	-	(.23)	(.31)	(.14)	(.17)	(.16)
Distributions from net realized gain	(.01)	(.37)	(.79)	(.43)	(.17)	(.11)
Total distributions	(.01)	(.60)	(1.09) D	(.58) D	(.34)	(.27)
Net asset value, end of period	$10.37	$10.26	$11.71	$12.33	$8.32	$9.56
Total Return E,F	1.17%	(7.00)%	3.37%	55.96%	(10.10)%	(1.35)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I,J	.39%	.44%	.44%	.44%	.44% I
Expenses net of fee waivers, if any	.39% I,J	.39%	.44%	.44%	.44%	.44% I
Expenses net of all reductions	.39% I,J	.39%	.44%	.44%	.44%	.44% I
Net investment income (loss)	.27% I,J	2.40%	1.73%	1.24%	1.84%	.99% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,512	$2,715	$2,779	$329	$92	$99
Portfolio turnover rate K	10% I	16%	21%	23%	27%	19% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2045 Fund Class Z6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.26	$11.71	$12.32	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.25	.23	.15	.18	.06
Net realized and unrealized gain (loss)	.10	(1.09)	.26	4.45	(1.07)	(.22)
Total from investment operations	.12	(.84)	.49	4.60	(.89)	(.16)
Distributions from net investment income	- D	(.24)	(.32)	(.16)	(.19)	(.16)
Distributions from net realized gain	(.01)	(.37)	(.78)	(.44)	(.17)	(.11)
Total distributions	(.01)	(.61)	(1.10)	(.60)	(.36)	(.27)
Net asset value, end of period	$10.37	$10.26	$11.71	$12.32	$8.32	$9.57
Total Return E,F	1.19%	(6.92)%	3.50%	56.16%	(10.10)%	(1.21)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29% I,J	.29%	.34%	.34%	.35% K	.34% I
Expenses net of fee waivers, if any	.29% I,J	.29%	.34%	.34%	.35% K	.34% I
Expenses net of all reductions	.29% I,J	.29%	.34%	.34%	.35% K	.34% I
Net investment income (loss)	.37% I,J	2.50%	1.83%	1.34%	1.94%	1.09% I
Supplemental Data
Net assets, end of period (000 omitted)	$146,540	$135,002	$72,838	$4,223	$1,108	$99
Portfolio turnover rate L	10% I	16%	21%	23%	27%	19% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2045 Fund Premier Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.27	$11.72	$12.60
Income from Investment Operations
Net investment income (loss) B,C	.02	.26	.48
Net realized and unrealized gain (loss)	.10	(1.10)	(.25)
Total from investment operations	.12	(.84)	.23
Distributions from net investment income	- D	(.24)	(.33)
Distributions from net realized gain	(.01)	(.37)	(.78)
Total distributions	(.01)	(.61)	(1.11)
Net asset value, end of period	$10.38	$10.27	$11.72
Total Return E,F	1.20%	(6.90)%	1.32%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I,J	.25%	.29% I
Expenses net of fee waivers, if any	.25% I,J	.25%	.29% I
Expenses net of all reductions	.25% I,J	.25%	.29% I
Net investment income (loss)	.41% I,J	2.54%	3.87% I
Supplemental Data
Net assets, end of period (000 omitted)	$692,824	$644,664	$625,889
Portfolio turnover rate K	10% I	16%	21%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2050 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Blue Chip Growth Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Large Cap Stock Fund	7.7
Fidelity Series Large Cap Growth Index Fund	7.0
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series International Value Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Value Discovery Fund	5.3
82.7

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 3.7%

Fidelity Freedom® Blend 2050 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.38% 10/12/23 to 12/14/23 (b) (Cost $2,250,359)	2,260,000	2,250,674

Domestic Equity Funds - 49.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	11,602,434	157,212,976
Fidelity Series Commodity Strategy Fund (c)	106,336	10,538,934
Fidelity Series Large Cap Growth Index Fund (c)	5,891,605	99,391,373
Fidelity Series Large Cap Stock Fund (c)	5,994,080	109,691,664
Fidelity Series Large Cap Value Index Fund (c)	14,540,277	203,709,283
Fidelity Series Small Cap Core Fund (c)	48,978	483,898
Fidelity Series Small Cap Opportunities Fund (c)	4,028,285	49,709,031
Fidelity Series Value Discovery Fund (c)	5,142,257	75,282,648
TOTAL DOMESTIC EQUITY FUNDS (Cost $662,622,775)		706,019,807

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,821,132	38,875,196
Fidelity Series Emerging Markets Fund (c)	4,824,311	38,401,515
Fidelity Series Emerging Markets Opportunities Fund (c)	9,594,168	157,056,538
Fidelity Series International Growth Fund (c)	6,399,607	96,826,049
Fidelity Series International Index Fund (c)	3,343,518	36,578,089
Fidelity Series International Small Cap Fund (c)	1,843,370	28,111,390
Fidelity Series International Value Fund (c)	8,754,282	96,209,564
Fidelity Series Overseas Fund (c)	8,295,107	96,886,856
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $608,451,392)		588,945,197

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	160,986	1,197,733
Fidelity Series Corporate Bond Fund (c)	8,886	77,223
Fidelity Series Emerging Markets Debt Fund (c)	1,002,865	7,170,485
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	259,511	2,353,765
Fidelity Series Floating Rate High Income Fund (c)	157,511	1,422,323
Fidelity Series Government Bond Index Fund (c)	24,899	219,855
Fidelity Series High Income Fund (c)	937,971	7,560,046
Fidelity Series Investment Grade Bond Fund (c)	23,918	228,412
Fidelity Series Investment Grade Securitized Fund (c)	10,097	85,626
Fidelity Series Long-Term Treasury Bond Index Fund (c)	15,395,559	80,980,640
Fidelity Series Real Estate Income Fund (c)	172,861	1,614,519
TOTAL BOND FUNDS (Cost $133,445,711)		102,910,627

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	2,130,876	2,131,303
Fidelity Series Government Money Market Fund 5.41% (c)(f)	4,994,104	4,994,104
Fidelity Series Short-Term Credit Fund (c)	23,067	222,370
Fidelity Series Treasury Bill Index Fund (c)	1,185,858	11,775,573
TOTAL SHORT-TERM FUNDS (Cost $19,141,574)		19,123,350

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,425,911,811)	1,419,249,655
NET OTHER ASSETS (LIABILITIES) - 0.0%	93,406
NET ASSETS - 100.0%	1,419,343,061

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	298	Dec 2023	32,202,625	(563,833)	(563,833)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	332	Dec 2023	34,979,313	(285,400)	(285,400)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	63	Dec 2023	7,168,219	(328,569)	(328,569)

TOTAL PURCHASED					(1,177,802)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	57	Dec 2023	12,327,675	528,836	528,836
ICE MSCI EAFE Index Contracts (United States)	58	Dec 2023	5,920,350	168,343	168,343
ICE MSCI Emerging Markets Index Contracts (United States)	91	Dec 2023	4,347,525	111,948	111,948

TOTAL SOLD					809,127

TOTAL FUTURES CONTRACTS					(368,675)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $92,517,061.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,250,674.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,745,373	16,287,694	15,901,764	52,898	-	-	2,131,303	0.0%
Total	1,745,373	16,287,694	15,901,764	52,898	-	-	2,131,303

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,155,773	143,112	4,709	931	(77)	(96,366)	1,197,733
Fidelity Series Blue Chip Growth Fund	141,145,280	17,874,242	20,289,245	515,710	(1,396,315)	19,879,014	157,212,976
Fidelity Series Canada Fund	36,696,965	5,261,089	3,339,392	-	160,195	96,339	38,875,196
Fidelity Series Commodity Strategy Fund	8,858,443	2,276,417	613,623	244,148	(350,517)	368,214	10,538,934
Fidelity Series Corporate Bond Fund	40,746	40,985	471	1,436	(5)	(4,032)	77,223
Fidelity Series Emerging Markets Debt Fund	6,272,365	1,120,910	24,485	204,408	75	(198,380)	7,170,485
Fidelity Series Emerging Markets Debt Local Currency Fund	2,139,604	241,669	8,005	-	464	(19,967)	2,353,765
Fidelity Series Emerging Markets Fund	23,146,075	17,029,746	889,965	-	(180,072)	(704,269)	38,401,515
Fidelity Series Emerging Markets Opportunities Fund	149,752,573	11,014,570	2,704,675	-	95,228	(1,101,158)	157,056,538
Fidelity Series Floating Rate High Income Fund	1,203,139	200,560	4,709	58,054	38	23,295	1,422,323
Fidelity Series Government Bond Index Fund	115,748	118,316	942	2,850	(12)	(13,255)	219,855
Fidelity Series Government Money Market Fund 5.41%	3,580,873	2,921,775	1,508,544	109,347	-	-	4,994,104
Fidelity Series High Income Fund	6,325,159	1,368,644	25,426	208,311	70	(108,401)	7,560,046
Fidelity Series International Growth Fund	85,180,524	16,540,376	442,509	-	7,920	(4,460,262)	96,826,049
Fidelity Series International Index Fund	35,321,566	5,035,197	3,296,649	-	(2,647)	(479,378)	36,578,089
Fidelity Series International Small Cap Fund	26,437,382	3,181,854	97,327	-	454	(1,410,973)	28,111,390
Fidelity Series International Value Fund	84,958,144	12,763,405	4,552,697	-	(15,001)	3,055,713	96,209,564
Fidelity Series Investment Grade Bond Fund	119,756	122,652	942	4,313	(9)	(13,045)	228,412
Fidelity Series Investment Grade Securitized Fund	48,241	43,326	471	1,506	(6)	(5,464)	85,626
Fidelity Series Large Cap Growth Index Fund	89,407,526	10,534,449	8,508,652	231,395	147,705	7,810,345	99,391,373
Fidelity Series Large Cap Stock Fund	98,001,499	12,609,164	4,433,508	2,598,708	109,901	3,404,608	109,691,664
Fidelity Series Large Cap Value Index Fund	182,790,078	24,459,365	4,923,450	-	54,675	1,328,615	203,709,283
Fidelity Series Long-Term Treasury Bond Index Fund	72,995,264	21,319,934	269,331	1,203,593	(5,030)	(13,060,197)	80,980,640
Fidelity Series Overseas Fund	85,098,035	15,563,459	769,430	-	27,303	(3,032,511)	96,886,856
Fidelity Series Real Estate Income Fund	2,140,082	329,518	836,445	66,308	(43,802)	25,166	1,614,519
Fidelity Series Short-Term Credit Fund	208,230	14,390	-	3,068	-	(250)	222,370
Fidelity Series Small Cap Core Fund	281,144	203,322	-	275	-	(568)	483,898
Fidelity Series Small Cap Opportunities Fund	44,846,201	6,457,272	1,966,728	243,618	(354,669)	726,955	49,709,031
Fidelity Series Treasury Bill Index Fund	9,126,186	4,206,688	1,536,945	268,240	(2,948)	(17,408)	11,775,573
Fidelity Series Value Discovery Fund	67,020,494	9,612,138	2,456,885	-	(28,379)	1,135,280	75,282,648
	1,264,413,095	202,608,544	63,506,160	5,966,219	(1,775,461)	13,127,660	1,414,867,678

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments and Net Other Assets	2,250,674	-	2,250,674	-

Domestic Equity Funds	706,019,807	706,019,807	-	-

International Equity Funds	588,945,197	588,945,197	-	-

Bond Funds	102,910,627	102,910,627	-	-

Short-Term Funds	19,123,350	19,123,350	-	-
Total Investments in Securities:	1,419,249,655	1,416,998,981	2,250,674	-
Derivative Instruments: Assets
Futures Contracts	809,127	809,127	-	-
Total Assets	809,127	809,127	-	-
Liabilities
Futures Contracts	(1,177,802)	(1,177,802)	-	-
Total Liabilities	(1,177,802)	(1,177,802)	-	-
Total Derivative Instruments:	(368,675)	(368,675)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	809,127	0
Total Equity Risk	809,127	0
Interest Rate Risk
Futures Contracts (a)	0	(1,177,802)
Total Interest Rate Risk	0	(1,177,802)
Total Value of Derivatives	809,127	(1,177,802)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2050 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,250,359)	$2,250,674
Fidelity Central Funds (cost $2,131,303)	2,131,303
Other affiliated issuers (cost $1,421,530,149)	1,414,867,678

Total Investment in Securities (cost $1,425,911,811)		$1,419,249,655
Receivable for investments sold		7,364,890
Receivable for fund shares sold		4,860,574
Distributions receivable from Fidelity Central Funds		11,085
Receivable for daily variation margin on futures contracts		181,462
Total assets		1,431,667,666
Liabilities
Payable for investments purchased	$11,487,638
Payable for fund shares redeemed	463,200
Accrued management fee	353,989
Distribution and service plan fees payable	4,481
Other payables and accrued expenses	15,297
Total Liabilities		12,324,605
Net Assets		$1,419,343,061
Net Assets consist of:
Paid in capital		$1,450,686,702
Total accumulated earnings (loss)		(31,343,641)
Net Assets		$1,419,343,061

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($8,693,872 ÷ 846,950 shares)(a)		$10.26
Maximum offering price per share (100/94.25 of $10.26)		$10.89
Class M :
Net Asset Value and redemption price per share ($1,279,874 ÷ 125,304 shares)(a)		$10.21
Maximum offering price per share (100/96.50 of $10.21)		$10.58
Class C :
Net Asset Value and offering price per share ($2,429,401 ÷ 241,264 shares)(a)		$10.07
Fidelity Freedom Blend 2050 Fund :
Net Asset Value, offering price and redemption price per share ($94,403,801 ÷ 9,159,343 shares)		$10.31
Class K :
Net Asset Value, offering price and redemption price per share ($12,877,295 ÷ 1,245,219 shares)		$10.34
Class K6 :
Net Asset Value, offering price and redemption price per share ($582,197,549 ÷ 56,016,388 shares)		$10.39
Class I :
Net Asset Value, offering price and redemption price per share ($39,522,518 ÷ 3,836,408 shares)		$10.30
Class Z :
Net Asset Value, offering price and redemption price per share ($3,366,752 ÷ 324,902 shares)		$10.36
Class Z6 :
Net Asset Value, offering price and redemption price per share ($113,775,552 ÷ 10,981,778 shares)		$10.36
Premier Class :
Net Asset Value, offering price and redemption price per share ($560,796,447 ÷ 54,080,486 shares)		$10.37
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,451,740
Interest		54,724
Income from Fidelity Central Funds		52,898
Total Income		4,559,362
Expenses
Management fee	$2,026,251
Distribution and service plan fees	25,659
Independent trustees' fees and expenses	2,206
Miscellaneous	15,311
Total expenses before reductions	2,069,427
Expense reductions	(72)
Total expenses after reductions		2,069,355
Net Investment income (loss)		2,490,007
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,775,461)
Futures contracts	(3,483,435)
Capital gain distributions from underlying funds:
Affiliated issuers	1,514,479
Total net realized gain (loss)		(3,744,417)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(199)
Affiliated issuers	13,127,660
Futures contracts	(24,489)
Total change in net unrealized appreciation (depreciation)		13,102,972
Net gain (loss)		9,358,555
Net increase (decrease) in net assets resulting from operations		$11,848,562
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,490,007	$27,076,358
Net realized gain (loss)	(3,744,417)	(10,457,360)
Change in net unrealized appreciation (depreciation)	13,102,972	(75,507,617)
Net increase (decrease) in net assets resulting from operations	11,848,562	(58,888,619)
Distributions to shareholders	(1,111,160)	(61,533,162)

Share transactions - net increase (decrease)	140,556,925	329,302,258
Total increase (decrease) in net assets	151,294,327	208,880,477

Net Assets
Beginning of period	1,268,048,734	1,059,168,257
End of period	$1,419,343,061	$1,268,048,734

Financial Highlights
Fidelity Advisor Freedom® Blend 2050 Fund Class A

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.18	$11.63	$12.24	$8.26	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.20	.18	.10	.15	.02 D
Net realized and unrealized gain (loss)	.09	(1.07)	.24	4.42	(1.08)	(.21)
Total from investment operations	.09	(.87)	.42	4.52	(.93)	(.19)
Distributions from net investment income	-	(.22)	(.28)	(.12)	(.16)	(.14)
Distributions from net realized gain	(.01)	(.36)	(.75)	(.41)	(.16)	(.16)
Total distributions	(.01)	(.58)	(1.03)	(.54) E	(.32)	(.30)
Net asset value, end of period	$10.26	$10.18	$11.63	$12.24	$8.26	$9.51
Total Return F,G,H	.86%	(7.26)%	2.97%	55.43%	(10.48)%	(1.50)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.74% K,L	.74%	.79%	.79%	.79%	.79% L
Expenses net of fee waivers, if any	.74% K,L	.74%	.79%	.79%	.79%	.79% L
Expenses net of all reductions	.74% K,L	.74%	.79%	.79%	.79%	.79% L
Net investment income (loss)	(.08)% K,L	2.07%	1.47%	.90%	1.51%	.31% L
Supplemental Data
Net assets, end of period (000 omitted)	$8,694	$8,070	$4,292	$2,103	$644	$239
Portfolio turnover rate M	9% L	15%	21%	21%	26%	12% L

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KProxy expenses are not annualized.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2050 Fund Class M

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.14	$11.59	$12.20	$8.24	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	.18	.15	.07	.12	- D
Net realized and unrealized gain (loss)	.10	(1.07)	.25	4.40	(1.08)	(.20)
Total from investment operations	.08	(.89)	.40	4.47	(.96)	(.20)
Distributions from net investment income	-	(.20)	(.25)	(.10)	(.14)	(.13)
Distributions from net realized gain	(.01)	(.36)	(.75)	(.41)	(.16)	(.16)
Total distributions	(.01)	(.56)	(1.01) E	(.51)	(.31) E	(.29)
Net asset value, end of period	$10.21	$10.14	$11.59	$12.20	$8.24	$9.51
Total Return F,G,H	.76%	(7.51)%	2.77%	55.03%	(10.80)%	(1.60)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.99% K,L	.99%	1.04%	1.04%	1.04%	1.04% L
Expenses net of fee waivers, if any	.99% K,L	.99%	1.04%	1.04%	1.04%	1.04% L
Expenses net of all reductions	.99% K,L	.99%	1.04%	1.04%	1.04%	1.04% L
Net investment income (loss)	(.33)% K,L	1.82%	1.22%	.65%	1.26%	.07% L
Supplemental Data
Net assets, end of period (000 omitted)	$1,280	$1,167	$965	$686	$298	$99
Portfolio turnover rate M	9% L	15%	21%	21%	26%	12% L

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KProxy expenses are not annualized.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2050 Fund Class C

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.02	$11.49	$12.12	$8.21	$9.50	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.04)	.13	.09	.02	.07	(.02)
Net realized and unrealized gain (loss)	.10	(1.07)	.25	4.37	(1.08)	(.20)
Total from investment operations	.06	(.94)	.34	4.39	(1.01)	(.22)
Distributions from net investment income	-	(.16)	(.22)	(.07)	(.12)	(.12)
Distributions from net realized gain	(.01)	(.36)	(.75)	(.41)	(.16)	(.16)
Total distributions	(.01)	(.53) D	(.97)	(.48)	(.28)	(.28)
Net asset value, end of period	$10.07	$10.02	$11.49	$12.12	$8.21	$9.50
Total Return E,F,G	.57%	(8.06)%	2.35%	54.21%	(11.22)%	(1.89)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.49% J,K	1.49%	1.54%	1.54%	1.54%	1.54% K
Expenses net of fee waivers, if any	1.49% J,K	1.49%	1.54%	1.54%	1.54%	1.54% K
Expenses net of all reductions	1.49% J,K	1.49%	1.54%	1.54%	1.54%	1.54% K
Net investment income (loss)	(.83)% J,K	1.32%	.72%	.15%	.76%	(.43)% K
Supplemental Data
Net assets, end of period (000 omitted)	$2,429	$2,095	$1,540	$978	$449	$137
Portfolio turnover rate L	9% K	15%	21%	21%	26%	12% K

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JProxy expenses are not annualized.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2050 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$11.65	$12.25	$8.26	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.23	.21	.13	.16	.03
Net realized and unrealized gain (loss)	.11	(1.09)	.25	4.42	(1.07)	(.21)
Total from investment operations	.12	(.86)	.46	4.55	(.91)	(.18)
Distributions from net investment income	-	(.23)	(.30)	(.14)	(.18)	(.15)
Distributions from net realized gain	(.01)	(.36)	(.76)	(.42)	(.16)	(.16)
Total distributions	(.01)	(.59)	(1.06)	(.56)	(.34)	(.31)
Net asset value, end of period	$10.31	$10.20	$11.65	$12.25	$8.26	$9.51
Total Return D,E	1.15%	(7.16)%	3.30%	55.91%	(10.29)%	(1.39)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49% H,I	.49%	.54%	.54%	.56% J	.54% I
Expenses net of fee waivers, if any	.49% H,I	.49%	.54%	.54%	.56% J	.54% I
Expenses net of all reductions	.49% H,I	.49%	.54%	.54%	.56% J	.54% I
Net investment income (loss)	.17% H,I	2.32%	1.72%	1.15%	1.75%	.57% I
Supplemental Data
Net assets, end of period (000 omitted)	$94,404	$78,142	$61,158	$27,448	$9,530	$466
Portfolio turnover rate K	9% I	15%	21%	21%	26%	12% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2050 Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.23	$11.68	$12.27	$8.27	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.24	.23	.13	.19	.04
Net realized and unrealized gain (loss)	.11	(1.09)	.25	4.43	(1.09)	(.21)
Total from investment operations	.12	(.85)	.48	4.56	(.90)	(.17)
Distributions from net investment income	-	(.23)	(.31)	(.14)	(.19)	(.15)
Distributions from net realized gain	(.01)	(.36)	(.76)	(.42)	(.16)	(.16)
Total distributions	(.01)	(.60) D	(1.07)	(.56)	(.35)	(.31)
Net asset value, end of period	$10.34	$10.23	$11.68	$12.27	$8.27	$9.52
Total Return E,F	1.14%	(7.08)%	3.43%	55.95%	(10.17)%	(1.28)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I,J	.39%	.44%	.44%	.44%	.44% J
Expenses net of fee waivers, if any	.39% I,J	.39%	.44%	.44%	.44%	.44% J
Expenses net of all reductions	.39% I,J	.39%	.44%	.44%	.44%	.44% J
Net investment income (loss)	.27% I,J	2.42%	1.82%	1.25%	1.86%	.67% J
Supplemental Data
Net assets, end of period (000 omitted)	$12,877	$13,390	$15,640	$11,248	$8,346	$99
Portfolio turnover rate K	9% J	15%	21%	21%	26%	12% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2050 Fund Class K6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.28	$11.72	$12.29	$8.28	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.25	.24	.15	.19	.04
Net realized and unrealized gain (loss)	.10	(1.08)	.25	4.43	(1.08)	(.20)
Total from investment operations	.12	(.83)	.49	4.58	(.89)	(.16)
Distributions from net investment income	- D	(.24)	(.30)	(.15)	(.18)	(.16)
Distributions from net realized gain	(.01)	(.36)	(.77)	(.42)	(.17)	(.16)
Total distributions	(.01)	(.61) E	(1.06) E	(.57)	(.35)	(.32)
Net asset value, end of period	$10.39	$10.28	$11.72	$12.29	$8.28	$9.52
Total Return F,G	1.15%	(6.89)%	3.52%	56.13%	(10.13)%	(1.25)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.29% J,K	.29%	.34%	.34%	.34%	.35% K,L
Expenses net of fee waivers, if any	.29% J,K	.29%	.34%	.34%	.34%	.35% K,L
Expenses net of all reductions	.29% J,K	.29%	.34%	.34%	.34%	.35% K,L
Net investment income (loss)	.37% J,K	2.52%	1.92%	1.35%	1.96%	.76% K
Supplemental Data
Net assets, end of period (000 omitted)	$582,198	$508,454	$417,397	$681,408	$344,082	$7,480
Portfolio turnover rate M	9% K	15%	21%	21%	26%	12% K

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JProxy expenses are not annualized.

KAnnualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2050 Fund Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$11.65	$12.25	$8.26	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.23	.22	.12	.17	.03
Net realized and unrealized gain (loss)	.10	(1.08)	.24	4.42	(1.08)	(.20)
Total from investment operations	.11	(.85)	.46	4.54	(.91)	(.17)
Distributions from net investment income	-	(.24)	(.30)	(.14)	(.19)	(.15)
Distributions from net realized gain	(.01)	(.36)	(.76)	(.42)	(.16)	(.16)
Total distributions	(.01)	(.60)	(1.06)	(.55) D	(.35)	(.31)
Net asset value, end of period	$10.30	$10.20	$11.65	$12.25	$8.26	$9.52
Total Return E,F	1.05%	(7.06)%	3.27%	55.81%	(10.32)%	(1.32)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I,J	.49%	.54%	.54%	.54%	.54% J
Expenses net of fee waivers, if any	.49% I,J	.49%	.54%	.54%	.54%	.54% J
Expenses net of all reductions	.49% I,J	.49%	.54%	.54%	.54%	.54% J
Net investment income (loss)	.17% I,J	2.32%	1.72%	1.15%	1.76%	.57% J
Supplemental Data
Net assets, end of period (000 omitted)	$39,523	$38,986	$15,494	$7,177	$3,181	$101
Portfolio turnover rate K	9% J	15%	21%	21%	26%	12% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2050 Fund Class Z

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.25	$11.70	$12.30	$8.28	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.24	.23	.13	.18	.04
Net realized and unrealized gain (loss)	.11	(1.09)	.25	4.45	(1.09)	(.21)
Total from investment operations	.12	(.85)	.48	4.58	(.91)	(.17)
Distributions from net investment income	-	(.23)	(.31)	(.14)	(.17)	(.15)
Distributions from net realized gain	(.01)	(.36)	(.77)	(.42)	(.16)	(.16)
Total distributions	(.01)	(.60) D	(1.08)	(.56)	(.33)	(.31)
Net asset value, end of period	$10.36	$10.25	$11.70	$12.30	$8.28	$9.52
Total Return E,F	1.14%	(7.07)%	3.40%	56.08%	(10.24)%	(1.28)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I,J	.39%	.44%	.44%	.44%	.44% J
Expenses net of fee waivers, if any	.39% I,J	.39%	.44%	.44%	.44%	.44% J
Expenses net of all reductions	.39% I,J	.39%	.44%	.44%	.44%	.44% J
Net investment income (loss)	.27% I,J	2.42%	1.81%	1.25%	1.86%	.67% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,367	$1,985	$2,142	$138	$89	$99
Portfolio turnover rate K	9% J	15%	21%	21%	26%	12% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2050 Fund Class Z6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.25	$11.69	$12.29	$8.28	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.25	.24	.15	.18	.04
Net realized and unrealized gain (loss)	.10	(1.08)	.25	4.44	(1.08)	(.20)
Total from investment operations	.12	(.83)	.49	4.59	(.90)	(.16)
Distributions from net investment income	- D	(.24)	(.32)	(.15)	(.18)	(.16)
Distributions from net realized gain	(.01)	(.36)	(.77)	(.42)	(.16)	(.16)
Total distributions	(.01)	(.61) E	(1.09)	(.58) E	(.34)	(.32)
Net asset value, end of period	$10.36	$10.25	$11.69	$12.29	$8.28	$9.52
Total Return F,G	1.17%	(6.90)%	3.48%	56.23%	(10.15)%	(1.25)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.29% J,K	.29%	.34%	.34%	.35% L	.34% K
Expenses net of fee waivers, if any	.29% J,K	.29%	.34%	.34%	.35% L	.34% K
Expenses net of all reductions	.29% J,K	.29%	.34%	.34%	.35% L	.34% K
Net investment income (loss)	.37% J,K	2.52%	1.92%	1.35%	1.95%	.77% K
Supplemental Data
Net assets, end of period (000 omitted)	$113,776	$101,498	$56,382	$4,496	$1,968	$99
Portfolio turnover rate M	9% K	15%	21%	21%	26%	12% K

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JProxy expenses are not annualized.

KAnnualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2050 Fund Premier Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.26	$11.70	$12.56
Income from Investment Operations
Net investment income (loss) B,C	.02	.26	.48
Net realized and unrealized gain (loss)	.10	(1.09)	(.25)
Total from investment operations	.12	(.83)	.23
Distributions from net investment income	- D	(.24)	(.33)
Distributions from net realized gain	(.01)	(.36)	(.77)
Total distributions	(.01)	(.61) E	(1.09) E
Net asset value, end of period	$10.37	$10.26	$11.70
Total Return F,G	1.17%	(6.88)%	1.38%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.25% J,K	.25%	.29% K
Expenses net of fee waivers, if any	.25% J,K	.25%	.29% K
Expenses net of all reductions	.25% J,K	.25%	.29% K
Net investment income (loss)	.41% J,K	2.56%	3.87% K
Supplemental Data
Net assets, end of period (000 omitted)	$560,796	$514,263	$484,158
Portfolio turnover rate L	9% K	15%	21%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JProxy expenses are not annualized.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2055 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Blue Chip Growth Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Large Cap Stock Fund	7.7
Fidelity Series Large Cap Growth Index Fund	7.0
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series International Value Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Value Discovery Fund	5.3
82.7

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 3.6%

Fidelity Freedom® Blend 2055 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.38% 10/12/23 to 12/14/23 (b) (Cost $1,433,724)	1,440,000	1,433,924

Domestic Equity Funds - 49.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	7,447,579	100,914,692
Fidelity Series Commodity Strategy Fund (c)	68,257	6,764,949
Fidelity Series Large Cap Growth Index Fund (c)	3,781,808	63,799,096
Fidelity Series Large Cap Stock Fund (c)	3,847,469	70,408,686
Fidelity Series Large Cap Value Index Fund (c)	9,333,231	130,758,568
Fidelity Series Small Cap Core Fund (c)	31,412	310,352
Fidelity Series Small Cap Opportunities Fund (c)	2,585,753	31,908,187
Fidelity Series Value Discovery Fund (c)	3,300,657	48,321,613
TOTAL DOMESTIC EQUITY FUNDS (Cost $429,935,349)		453,186,143

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,810,870	24,953,789
Fidelity Series Emerging Markets Fund (c)	3,096,901	24,651,328
Fidelity Series Emerging Markets Opportunities Fund (c)	6,158,616	100,816,540
Fidelity Series International Growth Fund (c)	4,107,905	62,152,602
Fidelity Series International Index Fund (c)	2,146,200	23,479,433
Fidelity Series International Small Cap Fund (c)	1,182,967	18,040,240
Fidelity Series International Value Fund (c)	5,619,375	61,756,931
Fidelity Series Overseas Fund (c)	5,324,621	62,191,569
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $392,036,228)		378,042,432

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	104,082	774,370
Fidelity Series Corporate Bond Fund (c)	6,297	54,721
Fidelity Series Emerging Markets Debt Fund (c)	643,425	4,600,487
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	166,754	1,512,461
Fidelity Series Floating Rate High Income Fund (c)	101,388	915,531
Fidelity Series Government Bond Index Fund (c)	16,554	146,171
Fidelity Series High Income Fund (c)	601,947	4,851,691
Fidelity Series Investment Grade Bond Fund (c)	15,869	151,550
Fidelity Series Investment Grade Securitized Fund (c)	7,060	59,869
Fidelity Series Long-Term Treasury Bond Index Fund (c)	9,882,898	51,984,043
Fidelity Series Real Estate Income Fund (c)	111,123	1,037,892
TOTAL BOND FUNDS (Cost $84,568,702)		66,088,786

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	1,318,579	1,318,843
Fidelity Series Government Money Market Fund 5.41% (c)(f)	3,187,957	3,187,957
Fidelity Series Short-Term Credit Fund (c)	18,674	180,014
Fidelity Series Treasury Bill Index Fund (c)	759,216	7,539,011
TOTAL SHORT-TERM FUNDS (Cost $12,236,614)		12,225,825

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $920,210,617)	910,977,110
NET OTHER ASSETS (LIABILITIES) - 0.0%	118,680
NET ASSETS - 100.0%	911,095,790

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	191	Dec 2023	20,639,938	(360,222)	(360,222)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	213	Dec 2023	22,441,547	(182,223)	(182,223)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	40	Dec 2023	4,551,250	(209,876)	(209,876)

TOTAL PURCHASED					(752,321)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	37	Dec 2023	8,002,175	343,279	343,279
ICE MSCI EAFE Index Contracts (United States)	37	Dec 2023	3,776,775	105,213	105,213
ICE MSCI Emerging Markets Index Contracts (United States)	59	Dec 2023	2,818,725	71,388	71,388

TOTAL SOLD					519,880

TOTAL FUTURES CONTRACTS					(232,441)
The notional amount of futures purchased as a percentage of Net Assets is 5.2%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $58,682,485.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,433,924.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,023,885	10,327,051	10,032,093	32,910	-	-	1,318,843	0.0%
Total	1,023,885	10,327,051	10,032,093	32,910	-	-	1,318,843

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	721,751	117,694	3,351	596	(71)	(61,653)	774,370
Fidelity Series Blue Chip Growth Fund	87,851,881	14,073,536	12,576,874	330,286	(212,281)	11,778,430	100,914,692
Fidelity Series Canada Fund	22,841,164	4,055,685	2,090,295	-	118,275	28,960	24,953,789
Fidelity Series Commodity Strategy Fund	5,521,530	1,619,222	386,388	156,367	(180,838)	191,423	6,764,949
Fidelity Series Corporate Bond Fund	27,060	30,838	335	1,006	(5)	(2,837)	54,721
Fidelity Series Emerging Markets Debt Fund	3,906,938	837,788	17,426	129,439	140	(126,953)	4,600,487
Fidelity Series Emerging Markets Debt Local Currency Fund	1,332,432	199,042	5,697	-	324	(13,640)	1,512,461
Fidelity Series Emerging Markets Fund	14,909,636	10,738,683	484,980	-	(93,984)	(418,027)	24,651,328
Fidelity Series Emerging Markets Opportunities Fund	92,717,330	10,677,105	1,808,461	-	1,384	(770,818)	100,816,540
Fidelity Series Floating Rate High Income Fund	749,888	154,141	3,351	36,836	39	14,814	915,531
Fidelity Series Government Bond Index Fund	74,035	81,518	670	1,867	(11)	(8,701)	146,171
Fidelity Series Government Money Market Fund 5.41%	2,213,510	1,993,995	1,019,548	68,778	-	-	3,187,957
Fidelity Series High Income Fund	3,944,131	994,952	18,096	131,943	62	(69,358)	4,851,691
Fidelity Series International Growth Fund	53,019,207	12,287,884	268,063	-	1,663	(2,888,089)	62,152,602
Fidelity Series International Index Fund	21,985,380	3,890,635	2,071,972	-	(23,765)	(300,845)	23,479,433
Fidelity Series International Small Cap Fund	16,455,494	2,563,060	69,160	-	143	(909,297)	18,040,240
Fidelity Series International Value Fund	52,881,024	9,858,966	2,882,882	-	30,008	1,869,815	61,756,931
Fidelity Series Investment Grade Bond Fund	76,501	84,289	670	2,821	(10)	(8,560)	151,550
Fidelity Series Investment Grade Securitized Fund	31,697	32,308	335	1,038	(7)	(3,794)	59,869
Fidelity Series Large Cap Growth Index Fund	55,649,158	8,383,853	5,201,247	146,382	47,770	4,919,562	63,799,096
Fidelity Series Large Cap Stock Fund	61,001,522	9,866,793	2,626,289	1,659,141	82,301	2,084,359	70,408,686
Fidelity Series Large Cap Value Index Fund	113,776,528	19,169,965	2,995,274	-	43,336	764,013	130,758,568
Fidelity Series Long-Term Treasury Bond Index Fund	45,433,607	15,055,143	191,684	762,248	(4,493)	(8,308,530)	51,984,043
Fidelity Series Overseas Fund	52,967,936	11,644,937	453,530	-	13,994	(1,981,768)	62,191,569
Fidelity Series Real Estate Income Fund	1,340,950	257,920	549,002	42,214	(20,150)	8,174	1,037,892
Fidelity Series Short-Term Credit Fund	169,187	11,030	-	2,484	-	(203)	180,014
Fidelity Series Small Cap Core Fund	173,493	137,280	-	174	-	(421)	310,352
Fidelity Series Small Cap Opportunities Fund	27,916,041	4,993,672	1,219,725	156,028	(73,709)	291,908	31,908,187
Fidelity Series Treasury Bill Index Fund	5,665,082	2,905,734	1,019,047	169,269	(2,184)	(10,574)	7,539,011
Fidelity Series Value Discovery Fund	41,718,257	7,435,528	1,509,312	-	(13,924)	691,064	48,321,613
	787,072,350	154,153,196	39,473,664	3,798,917	(285,993)	6,758,454	908,224,343

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	1,433,924	-	1,433,924	-

Domestic Equity Funds	453,186,143	453,186,143	-	-

International Equity Funds	378,042,432	378,042,432	-	-

Bond Funds	66,088,786	66,088,786	-	-

Short-Term Funds	12,225,825	12,225,825	-	-
Total Investments in Securities:	910,977,110	909,543,186	1,433,924	-
Derivative Instruments: Assets
Futures Contracts	519,880	519,880	-	-
Total Assets	519,880	519,880	-	-
Liabilities
Futures Contracts	(752,321)	(752,321)	-	-
Total Liabilities	(752,321)	(752,321)	-	-
Total Derivative Instruments:	(232,441)	(232,441)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	519,880	0
Total Equity Risk	519,880	0
Interest Rate Risk
Futures Contracts (a)	0	(752,321)
Total Interest Rate Risk	0	(752,321)
Total Value of Derivatives	519,880	(752,321)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2055 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,433,724)	$1,433,924
Fidelity Central Funds (cost $1,318,843)	1,318,843
Other affiliated issuers (cost $917,458,050)	908,224,343

Total Investment in Securities (cost $920,210,617)		$910,977,110
Cash		37,818
Receivable for investments sold		4,655,654
Receivable for fund shares sold		3,186,438
Distributions receivable from Fidelity Central Funds		7,027
Receivable for daily variation margin on futures contracts		115,608
Total assets		918,979,655
Liabilities
Payable for investments purchased	$7,530,978
Payable for fund shares redeemed	103,709
Accrued management fee	230,828
Distribution and service plan fees payable	3,139
Other payables and accrued expenses	15,211
Total Liabilities		7,883,865
Net Assets		$911,095,790
Net Assets consist of:
Paid in capital		$935,271,982
Total accumulated earnings (loss)		(24,176,192)
Net Assets		$911,095,790

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($6,915,847 ÷ 670,205 shares)(a)		$10.32
Maximum offering price per share (100/94.25 of $10.32)		$10.95
Class M :
Net Asset Value and redemption price per share ($1,429,690 ÷ 139,182 shares)(a)		$10.27
Maximum offering price per share (100/96.50 of $10.27)		$10.64
Class C :
Net Asset Value and offering price per share ($1,261,227 ÷ 124,615 shares)(a)		$10.12
Fidelity Freedom Blend 2055 Fund :
Net Asset Value, offering price and redemption price per share ($63,712,362 ÷ 6,133,254 shares)		$10.39
Class K :
Net Asset Value, offering price and redemption price per share ($7,552,344 ÷ 725,085 shares)		$10.42
Class K6 :
Net Asset Value, offering price and redemption price per share ($424,786,443 ÷ 40,619,171 shares)		$10.46
Class I :
Net Asset Value, offering price and redemption price per share ($31,004,085 ÷ 2,987,334 shares)		$10.38
Class Z :
Net Asset Value, offering price and redemption price per share ($2,221,618 ÷ 212,929 shares)		$10.43
Class Z6 :
Net Asset Value, offering price and redemption price per share ($76,353,625 ÷ 7,323,052 shares)		$10.43
Premier Class :
Net Asset Value, offering price and redemption price per share ($295,858,549 ÷ 28,342,261 shares)		$10.44
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,832,000
Interest		34,736
Income from Fidelity Central Funds		32,910
Total Income		2,899,646
Expenses
Management fee	$1,306,159
Distribution and service plan fees	17,880
Independent trustees' fees and expenses	1,388
Miscellaneous	15,218
Total expenses before reductions	1,340,645
Expense reductions	(47)
Total expenses after reductions		1,340,598
Net Investment income (loss)		1,559,048
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(285,993)
Futures contracts	(2,204,588)
Capital gain distributions from underlying funds:
Affiliated issuers	966,917
Total net realized gain (loss)		(1,523,664)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(136)
Affiliated issuers	6,758,454
Futures contracts	(17,324)
Total change in net unrealized appreciation (depreciation)		6,740,994
Net gain (loss)		5,217,330
Net increase (decrease) in net assets resulting from operations		$6,776,378
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,559,048	$16,308,283
Net realized gain (loss)	(1,523,664)	(5,914,957)
Change in net unrealized appreciation (depreciation)	6,740,994	(42,515,545)
Net increase (decrease) in net assets resulting from operations	6,776,378	(32,122,219)
Distributions to shareholders	(1,461,470)	(36,094,191)

Share transactions - net increase (decrease)	116,514,351	240,891,670
Total increase (decrease) in net assets	121,829,259	172,675,260

Net Assets
Beginning of period	789,266,531	616,591,271
End of period	$911,095,790	$789,266,531

Financial Highlights
Fidelity Advisor Freedom® Blend 2055 Fund Class A

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.24	$11.70	$12.28	$8.27	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.21	.21	.10	.16	.04
Net realized and unrealized gain (loss)	.10	(1.09)	.23	4.43	(1.10)	(.22)
Total from investment operations	.10	(.88)	.44	4.53	(.94)	(.18)
Distributions from net investment income	-	(.22)	(.28)	(.13)	(.15)	(.14)
Distributions from net realized gain	(.02)	(.36)	(.74)	(.39)	(.14)	(.16)
Total distributions	(.02)	(.58)	(1.02)	(.52)	(.30) E	(.31) E
Net asset value, end of period	$10.32	$10.24	$11.70	$12.28	$8.27	$9.51
Total Return F,G,H	.95%	(7.33)%	3.10%	55.44%	(10.55)%	(1.46)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.74% K,L	.74%	.79%	.79%	.79%	.79% K
Expenses net of fee waivers, if any	.74% K,L	.74%	.79%	.79%	.79%	.79% K
Expenses net of all reductions	.74% K,L	.74%	.79%	.79%	.79%	.79% K
Net investment income (loss)	(.07)% K,L	2.09%	1.66%	.92%	1.58%	.70% K
Supplemental Data
Net assets, end of period (000 omitted)	$6,916	$5,788	$2,479	$1,296	$393	$151
Portfolio turnover rate M	9% K	14%	20%	21%	26%	14% K

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LProxy expenses are not annualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2055 Fund Class M

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$11.66	$12.26	$8.27	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	.18	.18	.07	.13	.02
Net realized and unrealized gain (loss)	.10	(1.08)	.21	4.42	(1.09)	(.21)
Total from investment operations	.08	(.90)	.39	4.49	(.96)	(.19)
Distributions from net investment income	-	(.20)	(.25)	(.11)	(.13)	(.13)
Distributions from net realized gain	(.02)	(.36)	(.74)	(.39)	(.14)	(.16)
Total distributions	(.02)	(.55) D	(.99)	(.50)	(.28) D	(.30) D
Net asset value, end of period	$10.27	$10.21	$11.66	$12.26	$8.27	$9.51
Total Return E,F,G	.76%	(7.50)%	2.73%	54.95%	(10.73)%	(1.55)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.99% J,K	.99%	1.04%	1.04%	1.04%	1.04% J
Expenses net of fee waivers, if any	.99% J,K	.99%	1.04%	1.04%	1.04%	1.04% J
Expenses net of all reductions	.99% J,K	.99%	1.04%	1.04%	1.04%	1.04% J
Net investment income (loss)	(.32)% J,K	1.84%	1.40%	.67%	1.33%	.45% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,430	$1,213	$822	$671	$249	$101
Portfolio turnover rate L	9% J	14%	20%	21%	26%	14% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2055 Fund Class C

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.08	$11.57	$12.19	$8.24	$9.49	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.04)	.13	.11	.02	.08	- D
Net realized and unrealized gain (loss)	.10	(1.08)	.23	4.40	(1.08)	(.23)
Total from investment operations	.06	(.95)	.34	4.42	(1.00) E	(.23)
Distributions from net investment income	-	(.18)	(.22)	(.08)	(.10)	(.12)
Distributions from net realized gain	(.02)	(.36)	(.74)	(.39)	(.14)	(.16)
Total distributions	(.02)	(.54)	(.96)	(.47)	(.25) E	(.28)
Net asset value, end of period	$10.12	$10.08	$11.57	$12.19	$8.24	$9.49
Total Return F,G,H	.57%	(8.06)%	2.31%	54.23%	(11.12)%	(1.93)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.49% K,L	1.49%	1.54%	1.55% M	1.54%	1.54% K
Expenses net of fee waivers, if any	1.49% K,L	1.49%	1.54%	1.55% M	1.54%	1.54% K
Expenses net of all reductions	1.49% K,L	1.49%	1.54%	1.55% M	1.54%	1.54% K
Net investment income (loss)	(.82)% K,L	1.34%	.90%	.16%	.83%	(.05)% K
Supplemental Data
Net assets, end of period (000 omitted)	$1,261	$1,162	$631	$391	$153	$107
Portfolio turnover rate N	9% K	14%	20%	21%	26%	14% K

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the contingent deferred sales charge.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LProxy expenses are not annualized.

MOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2055 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.30	$11.74	$12.32	$8.29	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.23	.24	.13	.17	.05
Net realized and unrealized gain (loss)	.10	(1.08)	.23	4.43	(1.08)	(.22)
Total from investment operations	.11	(.85)	.47	4.56	(.91)	(.17)
Distributions from net investment income	-	(.23)	(.31)	(.14)	(.17)	(.15)
Distributions from net realized gain	(.02)	(.36)	(.75)	(.39)	(.14)	(.16)
Total distributions	(.02)	(.59)	(1.05) D	(.53)	(.31)	(.32) D
Net asset value, end of period	$10.39	$10.30	$11.74	$12.32	$8.29	$9.51
Total Return E,F	1.04%	(7.06)%	3.36%	55.75%	(10.22)%	(1.35)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.49% I,J	.49%	.54%	.54%	.56% K	.54% I
Expenses net of fee waivers, if any	.49% I,J	.49%	.54%	.54%	.56% K	.54% I
Expenses net of all reductions	.49% I,J	.49%	.54%	.54%	.56% K	.54% I
Net investment income (loss)	.18% I,J	2.34%	1.90%	1.17%	1.82%	.95% I
Supplemental Data
Net assets, end of period (000 omitted)	$63,712	$51,504	$38,090	$13,739	$5,211	$320
Portfolio turnover rate L	9% I	14%	20%	21%	26%	14% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2055 Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.32	$11.76	$12.33	$8.29	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.25	.25	.14	.19	.06
Net realized and unrealized gain (loss)	.11	(1.10)	.23	4.44	(1.09)	(.22)
Total from investment operations	.12	(.85)	.48	4.58	(.90)	(.16)
Distributions from net investment income	-	(.23)	(.30)	(.15)	(.19)	(.15)
Distributions from net realized gain	(.02)	(.36)	(.75)	(.39)	(.14)	(.16)
Total distributions	(.02)	(.59)	(1.05)	(.54)	(.33)	(.32) D
Net asset value, end of period	$10.42	$10.32	$11.76	$12.33	$8.29	$9.52
Total Return E,F	1.14%	(7.00)%	3.43%	55.92%	(10.17)%	(1.23)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I,J	.39%	.44%	.44%	.44%	.44% I
Expenses net of fee waivers, if any	.39% I,J	.39%	.44%	.44%	.44%	.44% I
Expenses net of all reductions	.39% I,J	.39%	.44%	.44%	.44%	.44% I
Net investment income (loss)	.28% I,J	2.44%	2.00%	1.27%	1.93%	1.05% I
Supplemental Data
Net assets, end of period (000 omitted)	$7,552	$7,512	$8,995	$7,108	$4,757	$99
Portfolio turnover rate K	9% I	14%	20%	21%	26%	14% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2055 Fund Class K6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.36	$11.80	$12.35	$8.30	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.26	.27	.15	.20	.06
Net realized and unrealized gain (loss)	.10	(1.10)	.23	4.44	(1.10)	(.22)
Total from investment operations	.12	(.84)	.50	4.59	(.90)	(.16)
Distributions from net investment income	- D	(.24)	(.30)	(.15)	(.18)	(.16)
Distributions from net realized gain	(.02)	(.36)	(.75)	(.40)	(.15)	(.16)
Total distributions	(.02)	(.60)	(1.05)	(.54) E	(.32) E	(.32)
Net asset value, end of period	$10.46	$10.36	$11.80	$12.35	$8.30	$9.52
Total Return F,G	1.15%	(6.90)%	3.60%	56.09%	(10.11)%	(1.19)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.29% J,K	.29%	.34%	.34%	.34%	.35% J,L
Expenses net of fee waivers, if any	.29% J,K	.29%	.34%	.34%	.34%	.35% J,L
Expenses net of all reductions	.29% J,K	.29%	.34%	.34%	.34%	.35% J,L
Net investment income (loss)	.38% J,K	2.54%	2.10%	1.37%	2.03%	1.15% J
Supplemental Data
Net assets, end of period (000 omitted)	$424,786	$366,099	$287,129	$361,200	$167,831	$4,021
Portfolio turnover rate M	9% J	14%	20%	21%	26%	14% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2055 Fund Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.29	$11.74	$12.32	$8.28	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.23	.24	.13	.18	.05
Net realized and unrealized gain (loss)	.10	(1.09)	.23	4.44	(1.10)	(.22)
Total from investment operations	.11	(.86)	.47	4.57	(.92)	(.17)
Distributions from net investment income	-	(.24)	(.30)	(.14)	(.18)	(.15)
Distributions from net realized gain	(.02)	(.36)	(.75)	(.39)	(.14)	(.16)
Total distributions	(.02)	(.59) D	(1.05)	(.53)	(.32)	(.31)
Net asset value, end of period	$10.38	$10.29	$11.74	$12.32	$8.28	$9.52
Total Return E,F	1.04%	(7.07)%	3.32%	55.85%	(10.32)%	(1.27)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I,J	.49%	.54%	.54%	.54%	.54% I
Expenses net of fee waivers, if any	.49% I,J	.49%	.54%	.54%	.54%	.54% I
Expenses net of all reductions	.49% I,J	.49%	.54%	.54%	.54%	.54% I
Net investment income (loss)	.18% I,J	2.34%	1.91%	1.17%	1.83%	.95% I
Supplemental Data
Net assets, end of period (000 omitted)	$31,004	$29,458	$12,306	$3,995	$1,851	$99
Portfolio turnover rate K	9% I	14%	20%	21%	26%	14% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2055 Fund Class Z

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.34	$11.78	$12.36	$8.30	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.25	.25	.14	.19	.06
Net realized and unrealized gain (loss)	.10	(1.10)	.23	4.45	(1.10)	(.22)
Total from investment operations	.11	(.85)	.48	4.59	(.91)	(.16)
Distributions from net investment income	-	(.23)	(.30)	(.14)	(.17)	(.15)
Distributions from net realized gain	(.02)	(.36)	(.76)	(.39)	(.14)	(.16)
Total distributions	(.02)	(.59)	(1.06)	(.53)	(.31)	(.32) D
Net asset value, end of period	$10.43	$10.34	$11.78	$12.36	$8.30	$9.52
Total Return E,F	1.04%	(6.96)%	3.41%	56.03%	(10.23)%	(1.23)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I,J	.39%	.44%	.44%	.44%	.44% J
Expenses net of fee waivers, if any	.39% I,J	.39%	.44%	.44%	.44%	.44% J
Expenses net of all reductions	.39% I,J	.39%	.44%	.44%	.44%	.44% J
Net investment income (loss)	.28% I,J	2.44%	2.00%	1.27%	1.93%	1.05% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,222	$2,025	$1,649	$217	$89	$99
Portfolio turnover rate K	9% J	14%	20%	21%	26%	14% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2055 Fund Class Z6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.33	$11.76	$12.34	$8.30	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.25	.26	.15	.19	.06
Net realized and unrealized gain (loss)	.10	(1.08)	.23	4.44	(1.09)	(.22)
Total from investment operations	.12	(.83)	.49	4.59	(.90)	(.16)
Distributions from net investment income	-	(.24)	(.32)	(.16)	(.18)	(.16)
Distributions from net realized gain	(.02)	(.36)	(.75)	(.40)	(.14)	(.16)
Total distributions	(.02)	(.60)	(1.07)	(.55) D	(.32)	(.32)
Net asset value, end of period	$10.43	$10.33	$11.76	$12.34	$8.30	$9.52
Total Return E,F	1.15%	(6.83)%	3.52%	56.10%	(10.11)%	(1.19)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29% I,J	.29%	.34%	.34%	.35% K	.34% I
Expenses net of fee waivers, if any	.29% I,J	.29%	.34%	.34%	.35% K	.34% I
Expenses net of all reductions	.29% I,J	.29%	.34%	.34%	.35% K	.34% I
Net investment income (loss)	.38% I,J	2.54%	2.11%	1.37%	2.03%	1.15% I
Supplemental Data
Net assets, end of period (000 omitted)	$76,354	$64,816	$35,927	$3,072	$694	$99
Portfolio turnover rate L	9% I	14%	20%	21%	26%	14% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns for periods of less than one year are not annualized.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2055 Fund Premier Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.34	$11.77	$12.62
Income from Investment Operations
Net investment income (loss) B,C	.02	.26	.48
Net realized and unrealized gain (loss)	.10	(1.09)	(.25)
Total from investment operations	.12	(.83)	.23
Distributions from net investment income	- D	(.24)	(.33)
Distributions from net realized gain	(.02)	(.36)	(.75)
Total distributions	(.02)	(.60)	(1.08)
Net asset value, end of period	$10.44	$10.34	$11.77
Total Return E,F	1.15%	(6.81)%	1.34%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25% I,J	.25%	.29% I
Expenses net of fee waivers, if any	.25% I,J	.25%	.29% I
Expenses net of all reductions	.25% I,J	.25%	.29% I
Net investment income (loss)	.42% I,J	2.58%	3.85% I
Supplemental Data
Net assets, end of period (000 omitted)	$295,859	$259,689	$228,564
Portfolio turnover rate K	9% I	14%	20%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2060 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Blue Chip Growth Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Large Cap Stock Fund	7.7
Fidelity Series Large Cap Growth Index Fund	7.0
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series International Value Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Value Discovery Fund	5.3
82.7

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 3.6%

Fidelity Freedom® Blend 2060 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.4% 10/12/23 to 12/28/23 (b) (Cost $666,770)	670,000	666,863

Domestic Equity Funds - 49.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	3,500,462	47,431,264
Fidelity Series Commodity Strategy Fund (c)	32,082	3,179,652
Fidelity Series Large Cap Growth Index Fund (c)	1,777,502	29,986,462
Fidelity Series Large Cap Stock Fund (c)	1,808,287	33,091,659
Fidelity Series Large Cap Value Index Fund (c)	4,386,654	61,457,024
Fidelity Series Small Cap Core Fund (c)	14,764	145,864
Fidelity Series Small Cap Opportunities Fund (c)	1,215,342	14,997,321
Fidelity Series Value Discovery Fund (c)	1,551,259	22,710,437
TOTAL DOMESTIC EQUITY FUNDS (Cost $204,685,112)		212,999,683

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	851,138	11,728,675
Fidelity Series Emerging Markets Fund (c)	1,456,006	11,589,808
Fidelity Series Emerging Markets Opportunities Fund (c)	2,894,760	47,387,226
Fidelity Series International Growth Fund (c)	1,930,773	29,212,590
Fidelity Series International Index Fund (c)	1,008,745	11,035,669
Fidelity Series International Small Cap Fund (c)	555,901	8,477,488
Fidelity Series International Value Fund (c)	2,641,201	29,026,804
Fidelity Series Overseas Fund (c)	2,502,647	29,230,915
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $184,434,981)		177,689,175

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	49,533	368,525
Fidelity Series Corporate Bond Fund (c)	3,446	29,949
Fidelity Series Emerging Markets Debt Fund (c)	302,676	2,164,136
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	78,520	712,179
Fidelity Series Floating Rate High Income Fund (c)	47,803	431,660
Fidelity Series Government Bond Index Fund (c)	8,249	72,837
Fidelity Series High Income Fund (c)	283,241	2,282,921
Fidelity Series Investment Grade Bond Fund (c)	7,881	75,259
Fidelity Series Investment Grade Securitized Fund (c)	3,789	32,131
Fidelity Series Long-Term Treasury Bond Index Fund (c)	4,646,013	24,438,031
Fidelity Series Real Estate Income Fund (c)	52,612	491,398
TOTAL BOND FUNDS (Cost $38,853,295)		31,099,026

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	591,707	591,825
Fidelity Series Government Money Market Fund 5.41% (c)(f)	1,483,343	1,483,343
Fidelity Series Short-Term Credit Fund (c)	11,894	114,657
Fidelity Series Treasury Bill Index Fund (c)	355,303	3,528,161
TOTAL SHORT-TERM FUNDS (Cost $5,722,660)		5,717,986

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $434,362,818)	428,172,733
NET OTHER ASSETS (LIABILITIES) - 0.0%	54,699
NET ASSETS - 100.0%	428,227,432

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	90	Dec 2023	9,725,625	(168,222)	(168,222)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	100	Dec 2023	10,535,938	(84,644)	(84,644)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	19	Dec 2023	2,161,844	(97,312)	(97,312)

TOTAL PURCHASED					(350,178)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	17	Dec 2023	3,676,675	157,723	157,723
ICE MSCI EAFE Index Contracts (United States)	17	Dec 2023	1,735,275	49,100	49,100
ICE MSCI Emerging Markets Index Contracts (United States)	28	Dec 2023	1,337,700	34,073	34,073

TOTAL SOLD					240,896

TOTAL FUTURES CONTRACTS					(109,282)
The notional amount of futures purchased as a percentage of Net Assets is 5.2%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $26,850,229.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $666,863.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	426,394	4,448,419	4,282,988	14,520	-	-	591,825	0.0%
Total	426,394	4,448,419	4,282,988	14,520	-	-	591,825

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	320,628	78,548	2,004	277	(16)	(28,631)	368,525
Fidelity Series Blue Chip Growth Fund	38,827,427	9,045,454	5,607,130	153,030	(305,585)	5,471,098	47,431,264
Fidelity Series Canada Fund	10,095,134	2,534,282	954,348	-	42,993	10,614	11,728,675
Fidelity Series Commodity Strategy Fund	2,450,290	905,901	180,876	72,450	(56,183)	60,520	3,179,652
Fidelity Series Corporate Bond Fund	21,188	10,403	200	542	(3)	(1,439)	29,949
Fidelity Series Emerging Markets Debt Fund	1,729,186	504,415	10,422	59,032	91	(59,134)	2,164,136
Fidelity Series Emerging Markets Debt Local Currency Fund	589,406	133,052	3,407	-	101	(6,973)	712,179
Fidelity Series Emerging Markets Fund	7,039,367	4,896,888	100,028	-	(21,989)	(224,430)	11,589,808
Fidelity Series Emerging Markets Opportunities Fund	40,526,125	8,241,987	981,104	-	43,246	(443,028)	47,387,226
Fidelity Series Floating Rate High Income Fund	331,996	94,875	2,004	16,831	10	6,783	431,660
Fidelity Series Government Bond Index Fund	43,100	34,270	401	907	(5)	(4,127)	72,837
Fidelity Series Government Money Market Fund 5.41%	960,623	1,012,826	490,106	31,007	-	-	1,483,343
Fidelity Series High Income Fund	1,751,446	574,609	10,823	60,219	30	(32,341)	2,282,921
Fidelity Series International Growth Fund	23,433,260	7,294,316	147,308	-	2,053	(1,369,731)	29,212,590
Fidelity Series International Index Fund	9,717,071	2,437,194	954,158	-	(16,313)	(148,125)	11,035,669
Fidelity Series International Small Cap Fund	7,272,949	1,673,482	41,828	-	833	(427,948)	8,477,488
Fidelity Series International Value Fund	23,372,359	6,155,769	1,342,041	-	(11,541)	852,258	29,026,804
Fidelity Series Investment Grade Bond Fund	44,190	35,540	401	1,366	(5)	(4,065)	75,259
Fidelity Series Investment Grade Securitized Fund	23,693	10,553	200	548	(3)	(1,912)	32,131
Fidelity Series Large Cap Growth Index Fund	24,594,957	5,524,456	2,339,925	66,611	(44,047)	2,251,021	29,986,462
Fidelity Series Large Cap Stock Fund	26,960,430	6,365,390	1,175,618	763,568	22,096	919,361	33,091,659
Fidelity Series Large Cap Value Index Fund	50,285,640	12,230,719	1,366,919	-	12,740	294,844	61,457,024
Fidelity Series Long-Term Treasury Bond Index Fund	20,079,882	8,295,703	114,639	347,398	(1,399)	(3,821,516)	24,438,031
Fidelity Series Overseas Fund	23,410,669	7,004,421	235,695	-	6,422	(954,902)	29,230,915
Fidelity Series Real Estate Income Fund	565,933	163,842	232,759	19,310	(7,015)	1,397	491,398
Fidelity Series Short-Term Credit Fund	106,859	7,929	-	1,582	-	(131)	114,657
Fidelity Series Small Cap Core Fund	75,418	70,670	-	78	-	(224)	145,864
Fidelity Series Small Cap Opportunities Fund	12,337,513	3,135,037	560,684	72,290	(17,064)	102,519	14,997,321
Fidelity Series Treasury Bill Index Fund	2,485,916	1,514,840	466,851	76,686	(854)	(4,890)	3,528,161
Fidelity Series Value Discovery Fund	18,437,886	4,686,871	701,921	-	251	287,350	22,710,437
	347,890,541	94,674,242	18,023,800	1,743,732	(351,156)	2,724,218	426,914,045

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	666,863	-	666,863	-

Domestic Equity Funds	212,999,683	212,999,683	-	-

International Equity Funds	177,689,175	177,689,175	-	-

Bond Funds	31,099,026	31,099,026	-	-

Short-Term Funds	5,717,986	5,717,986	-	-
Total Investments in Securities:	428,172,733	427,505,870	666,863	-
Derivative Instruments: Assets
Futures Contracts	240,896	240,896	-	-
Total Assets	240,896	240,896	-	-
Liabilities
Futures Contracts	(350,178)	(350,178)	-	-
Total Liabilities	(350,178)	(350,178)	-	-
Total Derivative Instruments:	(109,282)	(109,282)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	240,896	0
Total Equity Risk	240,896	0
Interest Rate Risk
Futures Contracts (a)	0	(350,178)
Total Interest Rate Risk	0	(350,178)
Total Value of Derivatives	240,896	(350,178)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2060 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $666,770)	$666,863
Fidelity Central Funds (cost $591,825)	591,825
Other affiliated issuers (cost $433,104,223)	426,914,045

Total Investment in Securities (cost $434,362,818)		$428,172,733
Cash		17,932
Receivable for investments sold		2,108,120
Receivable for fund shares sold		1,795,207
Distributions receivable from Fidelity Central Funds		3,167
Receivable for daily variation margin on futures contracts		52,568
Receivable from investment adviser for expense reductions		6,411
Total assets		432,156,138
Liabilities
Payable for investments purchased	$3,673,735
Payable for fund shares redeemed	131,741
Accrued management fee	108,576
Distribution and service plan fees payable	2,313
Other payables and accrued expenses	12,341
Total Liabilities		3,928,706
Net Assets		$428,227,432
Net Assets consist of:
Paid in capital		$440,733,986
Total accumulated earnings (loss)		(12,506,554)
Net Assets		$428,227,432

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($4,706,434 ÷ 450,450 shares)(a)		$10.45
Maximum offering price per share (100/94.25 of $10.45)		$11.09
Class M :
Net Asset Value and redemption price per share ($956,101 ÷ 92,013 shares)(a)		$10.39
Maximum offering price per share (100/96.50 of $10.39)		$10.77
Class C :
Net Asset Value and offering price per share ($1,096,853 ÷ 106,959 shares)(a)		$10.25
Fidelity Freedom Blend 2060 Fund :
Net Asset Value, offering price and redemption price per share ($26,689,569 ÷ 2,538,480 shares)		$10.51
Class K :
Net Asset Value, offering price and redemption price per share ($3,442,875 ÷ 326,927 shares)		$10.53
Class K6 :
Net Asset Value, offering price and redemption price per share ($232,555,434 ÷ 22,007,402 shares)		$10.57
Class I :
Net Asset Value, offering price and redemption price per share ($15,963,169 ÷ 1,520,882 shares)		$10.50
Class Z :
Net Asset Value, offering price and redemption price per share ($895,445 ÷ 84,893 shares)		$10.55
Class Z6 :
Net Asset Value, offering price and redemption price per share ($36,720,307 ÷ 3,478,404 shares)		$10.56
Premier Class :
Net Asset Value, offering price and redemption price per share ($105,201,245 ÷ 9,962,403 shares)		$10.56
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,298,423
Interest		15,838
Income from Fidelity Central Funds		14,520
Total Income		1,328,781
Expenses
Management fee	$600,849
Distribution and service plan fees	13,147
Independent trustees' fees and expenses	625
Miscellaneous	12,341
Total expenses before reductions	626,962
Expense reductions	(6,591)
Total expenses after reductions		620,371
Net Investment income (loss)		708,410
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(351,156)
Futures contracts	(993,615)
Capital gain distributions from underlying funds:
Affiliated issuers	445,309
Total net realized gain (loss)		(899,462)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(76)
Affiliated issuers	2,724,218
Futures contracts	(16,166)
Total change in net unrealized appreciation (depreciation)		2,707,976
Net gain (loss)		1,808,514
Net increase (decrease) in net assets resulting from operations		$2,516,924
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$708,410	$6,802,079
Net realized gain (loss)	(899,462)	(2,079,419)
Change in net unrealized appreciation (depreciation)	2,707,976	(14,884,896)
Net increase (decrease) in net assets resulting from operations	2,516,924	(10,162,236)
Distributions to shareholders	(785,199)	(14,239,460)

Share transactions - net increase (decrease)	77,640,062	138,458,629
Total increase (decrease) in net assets	79,371,787	114,056,933

Net Assets
Beginning of period	348,855,645	234,798,712
End of period	$428,227,432	$348,855,645

Financial Highlights
Fidelity Advisor Freedom® Blend 2060 Fund Class A

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$11.82	$12.38	$8.30	$9.53	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.21	.24	.10	.16	.08
Net realized and unrealized gain (loss)	.10	(1.10)	.20	4.45	(1.11)	(.27)
Total from investment operations	.10	(.89)	.44	4.55	(.95)	(.19)
Distributions from net investment income	-	(.21)	(.28)	(.12)	(.14)	(.14)
Distributions from net realized gain	(.02)	(.35)	(.72)	(.35)	(.14)	(.15)
Total distributions	(.02)	(.56)	(1.00)	(.47)	(.28)	(.28) E
Net asset value, end of period	$10.45	$10.37	$11.82	$12.38	$8.30	$9.53
Total Return F,G,H	.98%	(7.33)%	3.08%	55.38%	(10.54)%	(1.50)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.74% K,L	.74%	.79%	.79%	.79%	.80% L,M
Expenses net of fee waivers, if any	.74% K,L	.74%	.79%	.79%	.79%	.80% L,M
Expenses net of all reductions	.74% K,L	.74%	.79%	.79%	.79%	.80% L,M
Net investment income (loss)	(.07)% K,L	2.12%	1.90%	.93%	1.62%	1.50% L
Supplemental Data
Net assets, end of period (000 omitted)	$4,706	$3,697	$2,021	$1,205	$493	$243
Portfolio turnover rate N	9% L	14%	22%	22%	27%	11% L

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KProxy expenses are not annualized.

LAnnualized.

MOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2060 Fund Class M

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.33	$11.78	$12.35	$8.29	$9.53	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	.19	.21	.07	.14	.07
Net realized and unrealized gain (loss)	.10	(1.10)	.19	4.45	(1.12)	(.26)
Total from investment operations	.08	(.91)	.40	4.52	(.98)	(.19)
Distributions from net investment income	-	(.19)	(.25)	(.11)	(.12)	(.13)
Distributions from net realized gain	(.02)	(.35)	(.72)	(.35)	(.14)	(.15)
Total distributions	(.02)	(.54)	(.97)	(.46)	(.26)	(.28)
Net asset value, end of period	$10.39	$10.33	$11.78	$12.35	$8.29	$9.53
Total Return D,E,F	.79%	(7.55)%	2.79%	55.06%	(10.80)%	(1.59)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.99% I,J	.99%	1.04%	1.04%	1.04%	1.04% J
Expenses net of fee waivers, if any	.99% I,J	.99%	1.04%	1.04%	1.04%	1.04% J
Expenses net of all reductions	.99% I,J	.99%	1.04%	1.04%	1.04%	1.04% J
Net investment income (loss)	(.32)% I,J	1.87%	1.65%	.68%	1.37%	1.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$956	$836	$589	$414	$174	$143
Portfolio turnover rate K	9% J	14%	22%	22%	27%	11% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2060 Fund Class C

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.22	$11.68	$12.27	$8.26	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.04)	.14	.14	.02	.09	.04
Net realized and unrealized gain (loss)	.09	(1.09)	.20	4.41	(1.11)	(.26)
Total from investment operations	.05	(.95)	.34	4.43	(1.02)	(.22)
Distributions from net investment income	-	(.16)	(.21)	(.07)	(.10)	(.12)
Distributions from net realized gain	(.02)	(.35)	(.72)	(.35)	(.14)	(.15)
Total distributions	(.02)	(.51)	(.93)	(.42)	(.24)	(.26) D
Net asset value, end of period	$10.25	$10.22	$11.68	$12.27	$8.26	$9.52
Total Return E,F,G	.50%	(8.01)%	2.30%	54.17%	(11.22)%	(1.87)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.49% J,K	1.49%	1.54%	1.54%	1.54%	1.54% K
Expenses net of fee waivers, if any	1.49% J,K	1.49%	1.54%	1.54%	1.54%	1.54% K
Expenses net of all reductions	1.49% J,K	1.49%	1.54%	1.54%	1.54%	1.54% K
Net investment income (loss)	(.82)% J,K	1.37%	1.15%	.18%	.87%	.76% K
Supplemental Data
Net assets, end of period (000 omitted)	$1,097	$1,023	$644	$484	$222	$107
Portfolio turnover rate L	9% K	14%	22%	22%	27%	11% K

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JProxy expenses are not annualized.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2060 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.42	$11.86	$12.41	$8.31	$9.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.24	.27	.13	.18	.09
Net realized and unrealized gain (loss)	.10	(1.11)	.20	4.46	(1.11)	(.25)
Total from investment operations	.11	(.87)	.47	4.59	(.93)	(.16)
Distributions from net investment income	-	(.22)	(.30)	(.14)	(.16)	(.15)
Distributions from net realized gain	(.02)	(.35)	(.72)	(.35)	(.14)	(.15)
Total distributions	(.02)	(.57)	(1.02)	(.49)	(.30)	(.30)
Net asset value, end of period	$10.51	$10.42	$11.86	$12.41	$8.31	$9.54
Total Return D,E	1.07%	(7.13)%	3.31%	55.78%	(10.35)%	(1.27)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49% H,I	.49%	.54%	.54%	.55% J	.54% I
Expenses net of fee waivers, if any	.49% H,I	.49%	.54%	.54%	.55% J	.54% I
Expenses net of all reductions	.49% H,I	.49%	.54%	.54%	.55% J	.54% I
Net investment income (loss)	.18% H,I	2.37%	2.15%	1.18%	1.87%	1.75% I
Supplemental Data
Net assets, end of period (000 omitted)	$26,690	$18,866	$14,201	$6,778	$2,773	$453
Portfolio turnover rate K	9% I	14%	22%	22%	27%	11% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2060 Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.44	$11.87	$12.42	$8.31	$9.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.25	.29	.14	.20	.10
Net realized and unrealized gain (loss)	.10	(1.10)	.19	4.47	(1.11)	(.26)
Total from investment operations	.11	(.85)	.48	4.61	(.91)	(.16)
Distributions from net investment income	-	(.23)	(.30)	(.14)	(.18)	(.15)
Distributions from net realized gain	(.02)	(.35)	(.72)	(.35)	(.14)	(.15)
Total distributions	(.02)	(.58)	(1.03) D	(.50) D	(.32)	(.30)
Net asset value, end of period	$10.53	$10.44	$11.87	$12.42	$8.31	$9.54
Total Return E,F	1.06%	(6.96)%	3.38%	56.01%	(10.22)%	(1.28)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I,J	.39%	.44%	.44%	.44%	.44% J
Expenses net of fee waivers, if any	.39% I,J	.39%	.44%	.44%	.44%	.44% J
Expenses net of all reductions	.39% I,J	.39%	.44%	.44%	.44%	.44% J
Net investment income (loss)	.28% I,J	2.47%	2.25%	1.28%	1.97%	1.85% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,443	$3,416	$3,292	$2,363	$1,307	$99
Portfolio turnover rate K	9% J	14%	22%	22%	27%	11% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2060 Fund Class K6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.47	$11.90	$12.44	$8.32	$9.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.26	.30	.15	.20	.10
Net realized and unrealized gain (loss)	.10	(1.11)	.19	4.47	(1.10)	(.26)
Total from investment operations	.12	(.85)	.49	4.62	(.90)	(.16)
Distributions from net investment income	- D	(.24)	(.31)	(.15)	(.17)	(.15)
Distributions from net realized gain	(.02)	(.35)	(.73)	(.35)	(.14)	(.15)
Total distributions	(.02)	(.58) E	(1.03) E	(.50)	(.32) E	(.30)
Net asset value, end of period	$10.57	$10.47	$11.90	$12.44	$8.32	$9.54
Total Return F,G	1.18%	(6.88)%	3.49%	56.17%	(10.12)%	(1.24)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.29% J,K	.29%	.34%	.34%	.34%	.34% K
Expenses net of fee waivers, if any	.29% J,K	.29%	.34%	.34%	.34%	.34% K
Expenses net of all reductions	.29% J,K	.29%	.34%	.34%	.34%	.34% K
Net investment income (loss)	.38% J,K	2.57%	2.35%	1.38%	2.07%	1.95% K
Supplemental Data
Net assets, end of period (000 omitted)	$232,555	$191,249	$133,842	$116,569	$44,655	$1,261
Portfolio turnover rate L	9% K	14%	22%	22%	27%	11% K

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JProxy expenses are not annualized.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2060 Fund Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$11.85	$12.40	$8.30	$9.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.24	.27	.13	.19	.10
Net realized and unrealized gain (loss)	.10	(1.10)	.20	4.46	(1.12)	(.27)
Total from investment operations	.11	(.86)	.47	4.59	(.93)	(.17)
Distributions from net investment income	-	(.23)	(.30)	(.13)	(.17)	(.15)
Distributions from net realized gain	(.02)	(.35)	(.72)	(.35)	(.14)	(.15)
Total distributions	(.02)	(.58)	(1.02)	(.49) D	(.31)	(.29) D
Net asset value, end of period	$10.50	$10.41	$11.85	$12.40	$8.30	$9.54
Total Return E,F	1.07%	(7.05)%	3.33%	55.83%	(10.37)%	(1.31)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I,J	.49%	.54%	.54%	.54%	.54% J
Expenses net of fee waivers, if any	.49% I,J	.49%	.54%	.54%	.54%	.54% J
Expenses net of all reductions	.49% I,J	.49%	.54%	.54%	.54%	.54% J
Net investment income (loss)	.18% I,J	2.37%	2.15%	1.18%	1.87%	1.75% J
Supplemental Data
Net assets, end of period (000 omitted)	$15,963	$14,510	$5,359	$2,284	$1,084	$102
Portfolio turnover rate K	9% J	14%	22%	22%	27%	11% J

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2060 Fund Class Z

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.45	$11.89	$12.45	$8.33	$9.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.25	.29	.14	.20	.10
Net realized and unrealized gain (loss)	.11	(1.11)	.19	4.47	(1.11)	(.26)
Total from investment operations	.12	(.86)	.48	4.61	(.91)	(.16)
Distributions from net investment income	-	(.23)	(.31)	(.14)	(.16)	(.15)
Distributions from net realized gain	(.02)	(.35)	(.73)	(.35)	(.14)	(.15)
Total distributions	(.02)	(.58)	(1.04)	(.49)	(.30)	(.30)
Net asset value, end of period	$10.55	$10.45	$11.89	$12.45	$8.33	$9.54
Total Return D,E	1.16%	(7.02)%	3.38%	55.93%	(10.17)%	(1.28)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39% H,I	.39%	.44%	.44%	.44%	.44% I
Expenses net of fee waivers, if any	.39% H,I	.39%	.44%	.44%	.44%	.44% I
Expenses net of all reductions	.39% H,I	.39%	.44%	.44%	.44%	.44% I
Net investment income (loss)	.28% H,I	2.47%	2.25%	1.28%	1.97%	1.86% I
Supplemental Data
Net assets, end of period (000 omitted)	$895	$832	$545	$139	$89	$99
Portfolio turnover rate J	9% I	14%	22%	22%	27%	11% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2060 Fund Class Z6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.46	$11.89	$12.44	$8.33	$9.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.26	.29	.15	.20	.11
Net realized and unrealized gain (loss)	.10	(1.10)	.21	4.47	(1.10)	(.27)
Total from investment operations	.12	(.84)	.50	4.62	(.90)	(.16)
Distributions from net investment income	-	(.24)	(.32)	(.15)	(.17)	(.15)
Distributions from net realized gain	(.02)	(.35)	(.73)	(.36)	(.14)	(.15)
Total distributions	(.02)	(.59)	(1.05)	(.51)	(.31)	(.30)
Net asset value, end of period	$10.56	$10.46	$11.89	$12.44	$8.33	$9.54
Total Return D,E	1.18%	(6.87)%	3.53%	56.07%	(10.10)%	(1.24)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.29% H,I	.29%	.34%	.34%	.34%	.34% I
Expenses net of fee waivers, if any	.29% H,I	.29%	.34%	.34%	.34%	.34% I
Expenses net of all reductions	.29% H,I	.29%	.34%	.34%	.34%	.34% I
Net investment income (loss)	.38% H,I	2.57%	2.35%	1.38%	2.07%	1.96% I
Supplemental Data
Net assets, end of period (000 omitted)	$36,720	$29,366	$12,178	$1,541	$375	$103
Portfolio turnover rate J	9% I	14%	22%	22%	27%	11% I

AFor the period August 31, 2018 (commencement of operations) through March 31, 2019

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2060 Fund Premier Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.46	$11.89	$12.71
Income from Investment Operations
Net investment income (loss) B,C	.02	.27	.48
Net realized and unrealized gain (loss)	.10	(1.11)	(.25)
Total from investment operations	.12	(.84)	.23
Distributions from net investment income	- D	(.24)	(.33)
Distributions from net realized gain	(.02)	(.35)	(.73)
Total distributions	(.02)	(.59)	(1.05) E
Net asset value, end of period	$10.56	$10.46	$11.89
Total Return F,G	1.18%	(6.86)%	1.36%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.25% J,K	.25%	.29% J
Expenses net of fee waivers, if any	.25% J,K	.25%	.29% J
Expenses net of all reductions	.25% J,K	.25%	.29% J
Net investment income (loss)	.42% J,K	2.61%	3.82% J
Supplemental Data
Net assets, end of period (000 omitted)	$105,201	$85,062	$62,129
Portfolio turnover rate L	9% J	14%	22%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2065 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.1
Fidelity Series Blue Chip Growth Fund	10.9
Fidelity Series Emerging Markets Opportunities Fund	10.8
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series International Value Fund	6.7
Fidelity Series Long-Term Treasury Bond Index Fund	6.5
Fidelity Series Value Discovery Fund	5.2
82.1

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Fidelity Freedom® Blend 2065 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 48.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	828,438	11,225,333
Fidelity Series Commodity Strategy Fund (a)	7,821	775,091
Fidelity Series Large Cap Growth Index Fund (a)	420,673	7,096,745
Fidelity Series Large Cap Stock Fund (a)	427,012	7,814,326
Fidelity Series Large Cap Value Index Fund (a)	1,036,949	14,527,657
Fidelity Series Small Cap Core Fund (a)	3,545	35,021
Fidelity Series Small Cap Opportunities Fund (a)	287,625	3,549,291
Fidelity Series Value Discovery Fund (a)	365,937	5,357,314
TOTAL DOMESTIC EQUITY FUNDS (Cost $48,833,265)		50,380,778

International Equity Funds - 40.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	201,106	2,771,241
Fidelity Series Emerging Markets Fund (a)	349,624	2,783,005
Fidelity Series Emerging Markets Opportunities Fund (a)	680,978	11,147,610
Fidelity Series International Growth Fund (a)	455,716	6,894,982
Fidelity Series International Index Fund (a)	238,396	2,608,055
Fidelity Series International Small Cap Fund (a)	133,797	2,040,408
Fidelity Series International Value Fund (a)	623,743	6,854,935
Fidelity Series Overseas Fund (a)	590,695	6,899,320
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $43,231,376)		41,999,556

Bond Funds - 9.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	85,720	637,756
Fidelity Series Corporate Bond Fund (a)	53,272	462,934
Fidelity Series Emerging Markets Debt Fund (a)	20,082	143,584
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	5,213	47,285
Fidelity Series Floating Rate High Income Fund (a)	12,484	112,726
Fidelity Series Government Bond Index Fund (a)	76,935	679,336
Fidelity Series International Developed Markets Bond Index Fund (a)	814	6,821
Fidelity Series Investment Grade Bond Fund (a)	72,105	688,603
Fidelity Series Investment Grade Securitized Fund (a)	54,861	465,225
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,272,632	6,694,043
Fidelity Series Real Estate Income Fund (a)	16,711	156,078
TOTAL BOND FUNDS (Cost $11,632,024)		10,094,391

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	25	25
Fidelity Series Government Money Market Fund 5.41% (a)(d)	127,342	127,342
Fidelity Series Short-Term Credit Fund (a)	7,539	72,680
Fidelity Series Treasury Bill Index Fund (a)	37,360	370,986
TOTAL SHORT-TERM FUNDS (Cost $570,771)		571,033

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $104,267,436)	103,045,758
NET OTHER ASSETS (LIABILITIES) - 0.0%	(18,538)
NET ASSETS - 100.0%	103,027,220

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	25	-	-	-	-	-	25	0.0%
Total	25	-	-	-	-	-	25

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	464,077	237,931	16,109	467	(331)	(47,812)	637,756
Fidelity Series Blue Chip Growth Fund	8,325,930	3,137,028	1,385,899	36,025	4,822	1,143,452	11,225,333
Fidelity Series Canada Fund	2,162,892	875,379	271,771	-	8,345	(3,604)	2,771,241
Fidelity Series Commodity Strategy Fund	557,582	286,871	69,866	17,824	(434)	938	775,091
Fidelity Series Corporate Bond Fund	335,439	173,194	23,170	8,404	(588)	(21,941)	462,934
Fidelity Series Emerging Markets Debt Fund	101,778	49,084	3,385	3,789	(9)	(3,884)	143,584
Fidelity Series Emerging Markets Debt Local Currency Fund	34,231	14,749	1,128	-	40	(607)	47,285
Fidelity Series Emerging Markets Fund	1,660,056	1,331,314	142,132	-	(6,810)	(59,423)	2,783,005
Fidelity Series Emerging Markets Opportunities Fund	7,995,860	3,783,064	524,482	-	3,796	(110,628)	11,147,610
Fidelity Series Floating Rate High Income Fund	74,782	38,756	2,508	4,186	41	1,655	112,726
Fidelity Series Government Bond Index Fund	493,398	256,286	33,840	8,306	(790)	(35,718)	679,336
Fidelity Series Government Money Market Fund 5.41%	259,024	168,782	300,464	8,020	-	-	127,342
Fidelity Series International Developed Markets Bond Index Fund	-	6,979	-	12	-	(158)	6,821
Fidelity Series International Growth Fund	5,020,124	2,432,140	226,790	-	(7,411)	(323,081)	6,894,982
Fidelity Series International Index Fund	2,081,813	833,945	262,319	-	(5,104)	(40,280)	2,608,055
Fidelity Series International Small Cap Fund	1,575,332	618,792	49,193	-	322	(104,845)	2,040,408
Fidelity Series International Value Fund	5,007,952	2,110,824	448,074	-	(4,428)	188,661	6,854,935
Fidelity Series Investment Grade Bond Fund	504,164	257,047	36,969	12,298	(827)	(34,812)	688,603
Fidelity Series Investment Grade Securitized Fund	345,895	171,439	24,254	7,908	(695)	(27,160)	465,225
Fidelity Series Large Cap Growth Index Fund	5,274,501	1,976,053	646,957	15,315	17,825	475,323	7,096,745
Fidelity Series Large Cap Stock Fund	5,781,052	2,225,039	392,981	178,777	8,581	192,635	7,814,326
Fidelity Series Large Cap Value Index Fund	10,787,718	4,287,648	594,388	-	(8,298)	54,977	14,527,657
Fidelity Series Long-Term Treasury Bond Index Fund	4,724,454	3,151,518	184,075	88,385	(3,789)	(994,065)	6,694,043
Fidelity Series Overseas Fund	5,015,679	2,376,587	256,465	-	(4,164)	(232,317)	6,899,320
Fidelity Series Real Estate Income Fund	137,958	59,675	38,938	5,291	(833)	(1,784)	156,078
Fidelity Series Short-Term Credit Fund	66,789	5,976	-	998	-	(85)	72,680
Fidelity Series Small Cap Core Fund	66,723	150	29,614	22	(505)	(1,733)	35,021
Fidelity Series Small Cap Opportunities Fund	2,643,535	1,085,594	195,621	16,985	(22,860)	38,643	3,549,291
Fidelity Series Treasury Bill Index Fund	664,299	330,325	622,630	19,613	(570)	(438)	370,986
Fidelity Series Value Discovery Fund	3,952,363	1,601,662	254,567	-	(12,089)	69,945	5,357,314
	76,115,400	33,883,831	7,038,589	432,625	(36,763)	121,854	103,045,733

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	50,380,778	50,380,778	-	-

International Equity Funds	41,999,556	41,999,556	-	-

Bond Funds	10,094,391	10,094,391	-	-

Short-Term Funds	571,033	571,033	-	-
Total Investments in Securities:	103,045,758	103,045,758	-	-

Fidelity Freedom® Blend 2065 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $25)	$25
Other affiliated issuers (cost $104,267,411)	103,045,733

Total Investment in Securities (cost $104,267,436)		$103,045,758
Cash		170
Receivable for investments sold		413,694
Receivable for fund shares sold		505,034
Receivable from investment adviser for expense reductions		4,993
Total assets		103,969,649
Liabilities
Payable for investments purchased	$858,253
Payable for fund shares redeemed	49,445
Accrued management fee	26,967
Distribution and service plan fees payable	1,389
Other payables and accrued expenses	6,375
Total Liabilities		942,429
Net Assets		$103,027,220
Net Assets consist of:
Paid in capital		$106,137,944
Total accumulated earnings (loss)		(3,110,724)
Net Assets		$103,027,220

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,660,102 ÷ 245,460 shares)(a)		$10.84
Maximum offering price per share (100/94.25 of $10.84)		$11.50
Class M :
Net Asset Value and redemption price per share ($468,947 ÷ 43,349 shares)(a)		$10.82
Maximum offering price per share (100/96.50 of $10.82)		$11.21
Class C :
Net Asset Value and offering price per share ($737,620 ÷ 68,942 shares)(a)		$10.70
Fidelity Freedom Blend 2065 Fund :
Net Asset Value, offering price and redemption price per share ($8,016,190 ÷ 734,674 shares)		$10.91
Class K :
Net Asset Value, offering price and redemption price per share ($789,636 ÷ 72,209 shares)		$10.94
Class K6 :
Net Asset Value, offering price and redemption price per share ($63,550,615 ÷ 5,807,555 shares)		$10.94
Class I :
Net Asset Value, offering price and redemption price per share ($3,128,460 ÷ 286,519 shares)		$10.92
Class Z :
Net Asset Value, offering price and redemption price per share ($298,395 ÷ 27,231 shares)		$10.96
Class Z6 :
Net Asset Value, offering price and redemption price per share ($7,483,026 ÷ 683,166 shares)		$10.95
Premier Class :
Net Asset Value, offering price and redemption price per share ($15,894,229 ÷ 1,452,451 shares)		$10.94
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$328,496
Expenses
Management fee	$144,972
Distribution and service plan fees	7,613
Independent trustees' fees and expenses	142
Miscellaneous	6,375
Total expenses before reductions	159,102
Expense reductions	(4,997)
Total expenses after reductions		154,105
Net Investment income (loss)		174,391
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(36,763)
Capital gain distributions from underlying funds:
Affiliated issuers	104,129
Total net realized gain (loss)		67,366
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	121,854
Total change in net unrealized appreciation (depreciation)		121,854
Net gain (loss)		189,220
Net increase (decrease) in net assets resulting from operations		$363,611
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$174,391	$1,297,576
Net realized gain (loss)	67,366	(1,174,512)
Change in net unrealized appreciation (depreciation)	121,854	(728,242)
Net increase (decrease) in net assets resulting from operations	363,611	(605,178)
Distributions to shareholders	(204,440)	(2,401,041)

Share transactions - net increase (decrease)	26,754,693	42,587,296
Total increase (decrease) in net assets	26,913,864	39,581,077

Net Assets
Beginning of period	76,113,356	36,532,279
End of period	$103,027,220	$76,113,356

Financial Highlights
Fidelity Advisor Freedom® Blend 2065 Fund Class A

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.77	$12.21	$12.64	$8.42	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.23	.27	.11	.14
Net realized and unrealized gain (loss)	.10	(1.15)	.17	4.51	(1.43)
Total from investment operations	.10	(.92)	.44	4.62	(1.29)
Distributions from net investment income	-	(.22)	(.27)	(.11)	(.16)
Distributions from net realized gain	(.03)	(.31)	(.61)	(.29)	(.14)
Total distributions	(.03)	(.52) E	(.87) E	(.40)	(.29) E
Net asset value, end of period	$10.84	$10.77	$12.21	$12.64	$8.42
Total Return F,G,H	.89%	(7.34)%	3.10%	55.34%	(13.48)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.75% K,L	.74%	.79%	.79%	.79% K
Expenses net of fee waivers, if any	.74% K,L	.74%	.79%	.79%	.79% K
Expenses net of all reductions	.74% K,L	.74%	.79%	.79%	.79% K
Net investment income (loss)	(.02)% K,L	2.20%	2.05%	1.00%	1.78% K
Supplemental Data
Net assets, end of period (000 omitted)	$2,660	$2,077	$869	$466	$154
Portfolio turnover rate M	15% K	26%	33%	38%	29% K

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LProxy expenses are not annualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2065 Fund Class M

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.76	$12.19	$12.63	$8.42	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.20	.23	.08	.12
Net realized and unrealized gain (loss)	.10	(1.13)	.17	4.51	(1.42)
Total from investment operations	.09	(.93)	.40	4.59	(1.30)
Distributions from net investment income	-	(.19)	(.23)	(.09)	(.14)
Distributions from net realized gain	(.03)	(.31)	(.61)	(.29)	(.14)
Total distributions	(.03)	(.50)	(.84)	(.38)	(.28)
Net asset value, end of period	$10.82	$10.76	$12.19	$12.63	$8.42
Total Return D,E,F	.80%	(7.50)%	2.76%	54.90%	(13.60)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.00% I,J	.99%	1.04%	1.04%	1.05% I,K
Expenses net of fee waivers, if any	.99% I,J	.99%	1.04%	1.04%	1.05% I,K
Expenses net of all reductions	.99% I,J	.99%	1.04%	1.04%	1.05% I,K
Net investment income (loss)	(.28)% I,J	1.95%	1.79%	.75%	1.53% I
Supplemental Data
Net assets, end of period (000 omitted)	$469	$422	$338	$358	$165
Portfolio turnover rate L	15% I	26%	33%	38%	29% I

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2065 Fund Class C

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.67	$12.11	$12.58	$8.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.04)	.15	.17	.03	.08
Net realized and unrealized gain (loss)	.10	(1.13)	.16	4.49	(1.42)
Total from investment operations	.06	(.98)	.33	4.52	(1.34)
Distributions from net investment income	-	(.16)	(.19)	(.05)	(.12)
Distributions from net realized gain	(.03)	(.31)	(.61)	(.29)	(.14)
Total distributions	(.03)	(.46) D	(.80)	(.34)	(.26)
Net asset value, end of period	$10.70	$10.67	$12.11	$12.58	$8.40
Total Return E,F,G	.53%	(7.95)%	2.21%	54.22%	(13.94)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.50% J,K	1.49%	1.54%	1.54%	1.55% J,L
Expenses net of fee waivers, if any	1.49% J,K	1.49%	1.54%	1.54%	1.55% J,L
Expenses net of all reductions	1.49% J,K	1.49%	1.54%	1.54%	1.55% J,L
Net investment income (loss)	(.77)% J,K	1.45%	1.29%	.25%	1.03% J
Supplemental Data
Net assets, end of period (000 omitted)	$738	$606	$501	$339	$156
Portfolio turnover rate M	15% J	26%	33%	38%	29% J

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2065 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.83	$12.25	$12.67	$8.43	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.26	.30	.14	.15
Net realized and unrealized gain (loss)	.10	(1.15)	.18	4.52	(1.42)
Total from investment operations	.11	(.89)	.48	4.66	(1.27)
Distributions from net investment income	-	(.23)	(.29)	(.13)	(.17)
Distributions from net realized gain	(.03)	(.31)	(.61)	(.29)	(.14)
Total distributions	(.03)	(.53) D	(.90)	(.42)	(.30) D
Net asset value, end of period	$10.91	$10.83	$12.25	$12.67	$8.43
Total Return E,F	.98%	(7.05)%	3.34%	55.69%	(13.28)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.50% I,J	.49%	.54%	.54%	.54% I
Expenses net of fee waivers, if any	.49% I,J	.49%	.54%	.54%	.54% I
Expenses net of all reductions	.49% I,J	.49%	.54%	.54%	.54% I
Net investment income (loss)	.23% I,J	2.45%	2.30%	1.25%	2.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$8,016	$5,708	$3,662	$1,767	$423
Portfolio turnover rate K	15% I	26%	33%	38%	29% I

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2065 Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.85	$12.28	$12.69	$8.43	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.27	.32	.15	.16
Net realized and unrealized gain (loss)	.10	(1.15)	.17	4.53	(1.43)
Total from investment operations	.12	(.88)	.49	4.68	(1.27)
Distributions from net investment income	-	(.24)	(.29)	(.13)	(.17)
Distributions from net realized gain	(.03)	(.31)	(.61)	(.29)	(.14)
Total distributions	(.03)	(.55)	(.90)	(.42)	(.30) D
Net asset value, end of period	$10.94	$10.85	$12.28	$12.69	$8.43
Total Return E,F	1.07%	(6.96)%	3.47%	55.98%	(13.30)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.40% I,J	.39%	.44%	.44%	.44% I
Expenses net of fee waivers, if any	.39% I,J	.39%	.44%	.44%	.44% I
Expenses net of all reductions	.39% I,J	.39%	.44%	.44%	.44% I
Net investment income (loss)	.32% I,J	2.55%	2.40%	1.35%	2.13% I
Supplemental Data
Net assets, end of period (000 omitted)	$790	$1,095	$393	$259	$118
Portfolio turnover rate K	15% I	26%	33%	38%	29% I

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2065 Fund Class K6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.85	$12.26	$12.68	$8.43	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.28	.32	.17	.16
Net realized and unrealized gain (loss)	.10	(1.14)	.18	4.52	(1.42)
Total from investment operations	.12	(.86)	.50	4.69	(1.26)
Distributions from net investment income	- D	(.24)	(.30)	(.15)	(.18)
Distributions from net realized gain	(.03)	(.31)	(.62)	(.29)	(.14)
Total distributions	(.03)	(.55)	(.92)	(.44)	(.31) E
Net asset value, end of period	$10.94	$10.85	$12.26	$12.68	$8.43
Total Return F,G	1.08%	(6.83)%	3.50%	56.09%	(13.20)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.30% J,K	.29%	.34%	.34%	.34% J
Expenses net of fee waivers, if any	.29% J,K	.29%	.34%	.34%	.34% J
Expenses net of all reductions	.29% J,K	.29%	.34%	.34%	.34% J
Net investment income (loss)	.43% J,K	2.65%	2.50%	1.45%	2.23% J
Supplemental Data
Net assets, end of period (000 omitted)	$63,551	$47,534	$22,401	$8,863	$1,084
Portfolio turnover rate L	15% J	26%	33%	38%	29% J

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2065 Fund Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.83	$12.26	$12.68	$8.43	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.26	.30	.14	.15
Net realized and unrealized gain (loss)	.11	(1.16)	.18	4.52	(1.42)
Total from investment operations	.12	(.90)	.48	4.66	(1.27)
Distributions from net investment income	-	(.23)	(.29)	(.13)	(.16)
Distributions from net realized gain	(.03)	(.31)	(.61)	(.29)	(.14)
Total distributions	(.03)	(.53) D	(.90)	(.41) D	(.30)
Net asset value, end of period	$10.92	$10.83	$12.26	$12.68	$8.43
Total Return E,F	1.07%	(7.12)%	3.37%	55.77%	(13.34)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.50% I,J	.49%	.54%	.54%	.54% I
Expenses net of fee waivers, if any	.49% I,J	.49%	.54%	.54%	.54% I
Expenses net of all reductions	.49% I,J	.49%	.54%	.54%	.54% I
Net investment income (loss)	.23% I,J	2.45%	2.30%	1.25%	2.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,128	$2,374	$1,305	$428	$235
Portfolio turnover rate K	15% I	26%	33%	38%	29% I

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2065 Fund Class Z

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.87	$12.29	$12.70	$8.44	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.27	.32	.15	.16
Net realized and unrealized gain (loss)	.10	(1.15)	.17	4.53	(1.42)
Total from investment operations	.12	(.88)	.49	4.68	(1.26)
Distributions from net investment income	-	(.23)	(.29)	(.13)	(.17)
Distributions from net realized gain	(.03)	(.31)	(.61)	(.29)	(.14)
Total distributions	(.03)	(.54)	(.90)	(.42)	(.30) D
Net asset value, end of period	$10.96	$10.87	$12.29	$12.70	$8.44
Total Return E,F	1.07%	(6.97)%	3.43%	55.86%	(13.20)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.40% I,J	.39%	.44%	.44%	.44% I
Expenses net of fee waivers, if any	.39% I,J	.39%	.44%	.44%	.44% I
Expenses net of all reductions	.39% I,J	.39%	.44%	.44%	.44% I
Net investment income (loss)	.33% I,J	2.55%	2.40%	1.35%	2.13% I
Supplemental Data
Net assets, end of period (000 omitted)	$298	$234	$172	$150	$96
Portfolio turnover rate K	15% I	26%	33%	38%	29% I

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2065 Fund Class Z6

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.86	$12.28	$12.69	$8.44	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.28	.33	.16	.17
Net realized and unrealized gain (loss)	.10	(1.15)	.18	4.52	(1.42)
Total from investment operations	.12	(.87)	.51	4.68	(1.25)
Distributions from net investment income	- D	(.24)	(.30)	(.15)	(.17)
Distributions from net realized gain	(.03)	(.31)	(.61)	(.29)	(.14)
Total distributions	(.03)	(.55)	(.92) E	(.43) E	(.31)
Net asset value, end of period	$10.95	$10.86	$12.28	$12.69	$8.44
Total Return F,G	1.08%	(6.88)%	3.58%	55.98%	(13.16)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.30% J,K	.29%	.34%	.34%	.34% J
Expenses net of fee waivers, if any	.29% J,K	.29%	.34%	.34%	.34% J
Expenses net of all reductions	.29% J,K	.29%	.34%	.34%	.34% J
Net investment income (loss)	.43% J,K	2.65%	2.50%	1.45%	2.24% J
Supplemental Data
Net assets, end of period (000 omitted)	$7,483	$4,926	$1,027	$267	$97
Portfolio turnover rate L	15% J	26%	33%	38%	29% J

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KProxy expenses are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2065 Fund Premier Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.85	$12.26	$12.96
Income from Investment Operations
Net investment income (loss) B,C	.03	.28	.47
Net realized and unrealized gain (loss)	.09	(1.14)	(.24)
Total from investment operations	.12	(.86)	.23
Distributions from net investment income	- D	(.24)	(.31)
Distributions from net realized gain	(.03)	(.31)	(.62)
Total distributions	(.03)	(.55)	(.93)
Net asset value, end of period	$10.94	$10.85	$12.26
Total Return E,F	1.08%	(6.81)%	1.36%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.26% I,J	.25%	.29% I
Expenses net of fee waivers, if any	.25% I,J	.25%	.29% I
Expenses net of all reductions	.25% I,J	.25%	.29% I
Net investment income (loss)	.47% I,J	2.69%	3.68% I
Supplemental Data
Net assets, end of period (000 omitted)	$15,894	$11,138	$5,864
Portfolio turnover rate K	15% I	26%	33%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended September 30, 2023

1. Organization.
Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund and Fidelity Freedom Blend 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Fidelity Freedom Blend, Class K, Class K6, Class I, Class Z, Class Z6 and Premier Class shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I, Class Z and Class Z6 are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The aggregate value of investments by input level as of September 30, 2023 is included at the end of each Fund's Schedule of Investments.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Blend Income Fund	$100,189,561	$1,540,223	$(10,897,597)	$(9,357,374)
Fidelity Freedom Blend 2005 Fund	25,128,862	430,727	(2,675,078)	(2,244,351)
Fidelity Freedom Blend 2010 Fund	82,268,992	2,379,278	(9,762,195)	(7,382,917)
Fidelity Freedom Blend 2015 Fund	236,489,115	9,199,934	(27,675,996)	(18,476,062)
Fidelity Freedom Blend 2020 Fund	771,225,907	37,988,338	(89,800,805)	(51,812,467)
Fidelity Freedom Blend 2025 Fund	1,571,575,619	79,818,313	(186,394,457)	(106,576,144)
Fidelity Freedom Blend 2030 Fund	2,013,653,430	102,527,203	(212,101,865)	(109,574,662)
Fidelity Freedom Blend 2035 Fund	2,118,106,694	119,589,603	(196,106,424)	(76,516,821)
Fidelity Freedom Blend 2040 Fund	1,902,938,911	121,768,156	(159,668,686)	(37,900,530)
Fidelity Freedom Blend 2045 Fund	1,663,700,477	107,916,909	(139,492,362)	(31,575,453)
Fidelity Freedom Blend 2050 Fund	1,445,732,551	92,653,129	(119,504,700)	(26,851,571)
Fidelity Freedom Blend 2055 Fund	932,466,869	54,369,530	(76,091,730)	(21,722,200)
Fidelity Freedom Blend 2060 Fund	439,904,748	21,954,336	(33,795,633)	(11,841,297)
Fidelity Freedom Blend 2065 Fund	106,348,859	3,625,395	(6,928,496)	(3,303,101)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Freedom Blend Income Fund	$(445,762)	$(693,069)	$(1,138,831)
Fidelity Freedom Blend 2005 Fund	(92,913)	(276,143)	(369,056)
Fidelity Freedom Blend 2010 Fund	(694,386)	(843,988)	(1,538,374)
Fidelity Freedom Blend 2015 Fund	(1,380,809)	(1,569,872)	(2,950,681)
Fidelity Freedom Blend 2020 Fund	(4,818,836)	(1,668,077)	(6,486,913)
Fidelity Freedom Blend 2025 Fund	(6,698,827)	(6,069,603)	(12,768,430)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2022 to September 30, 2023. Loss deferrals were as follows:

Capital losses
Fidelity Freedom Blend 2030 Fund	(4,040,552)
Fidelity Freedom Blend 2040 Fund	(280,939)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity Freedom Blend Income Fund
Equity Risk
Futures Contracts	(104,508)	128,253
Total Equity Risk	(104,508)	128,253
Interest Rate Risk
Futures Contracts	(148,245)	(124,238)
Total Interest Rate Risk	(148,245)	(124,238)
Totals	(252,753)	4,015
Fidelity Freedom Blend 2010 Fund
Equity Risk
Futures Contracts	(73,637)	104,001
Total Equity Risk	(73,637)	104,001
Interest Rate Risk
Futures Contracts	(121,315)	(103,216)
Total Interest Rate Risk	(121,315)	(103,216)
Totals	(194,952)	785
Fidelity Freedom Blend 2015 Fund
Equity Risk
Futures Contracts	(203,438)	299,803
Total Equity Risk	(203,438)	299,803
Interest Rate Risk
Futures Contracts	(368,547)	(283,627)
Total Interest Rate Risk	(368,547)	(283,627)
Totals	(571,985)	16,176
Fidelity Freedom Blend 2020 Fund
Equity Risk
Futures Contracts	(719,168)	1,007,992
Total Equity Risk	(719,168)	1,007,992
Interest Rate Risk
Futures Contracts	(1,224,850)	(965,448)
Total Interest Rate Risk	(1,224,850)	(965,448)
Totals	(1,944,018)	42,544
Fidelity Freedom Blend 2025 Fund
Equity Risk
Futures Contracts	(1,318,391)	1,991,624
Total Equity Risk	(1,318,391)	1,991,624
Interest Rate Risk
Futures Contracts	(2,424,986)	(1,931,468)
Total Interest Rate Risk	(2,424,986)	(1,931,468)
Totals	(3,743,377)	60,156
Fidelity Freedom Blend 2030 Fund
Equity Risk
Futures Contracts	(1,510,421)	2,436,806
Total Equity Risk	(1,510,421)	2,436,806
Interest Rate Risk
Futures Contracts	(3,067,542)	(2,452,616)
Total Interest Rate Risk	(3,067,542)	(2,452,616)
Totals	(4,577,963)	(15,810)
Fidelity Freedom Blend 2035 Fund
Equity Risk
Futures Contracts	(1,593,482)	2,671,787
Total Equity Risk	(1,593,482)	2,671,787
Interest Rate Risk
Futures Contracts	(3,263,331)	(2,585,087)
Total Interest Rate Risk	(3,263,331)	(2,585,087)
Totals	(4,856,813)	86,700
Fidelity Freedom Blend 2040 Fund
Equity Risk
Futures Contracts	(1,581,898)	2,439,886
Total Equity Risk	(1,581,898)	2,439,886
Interest Rate Risk
Futures Contracts	(2,978,048)	(2,354,475)
Total Interest Rate Risk	(2,978,048)	(2,354,475)
Totals	(4,559,946)	85,411
Fidelity Freedom Blend 2045 Fund
Equity Risk
Futures Contracts	(1,406,134)	2,043,880
Total Equity Risk	(1,406,134)	2,043,880
Interest Rate Risk
Futures Contracts	(2,605,379)	(2,063,879)
Total Interest Rate Risk	(2,605,379)	(2,063,879)
Totals	(4,011,513)	(19,999)
Fidelity Freedom Blend 2050 Fund
Equity Risk
Futures Contracts	(1,221,279)	1,766,642
Total Equity Risk	(1,221,279)	1,766,642
Interest Rate Risk
Futures Contracts	(2,262,156)	(1,791,131)
Total Interest Rate Risk	(2,262,156)	(1,791,131)
Totals	(3,483,435)	(24,489)
Fidelity Freedom Blend 2055 Fund
Equity Risk
Futures Contracts	(763,859)	1,114,027
Total Equity Risk	(763,859)	1,114,027
Interest Rate Risk
Futures Contracts	(1,440,729)	(1,131,351)
Total Interest Rate Risk	(1,440,729)	(1,131,351)
Totals	(2,204,588)	(17,324)
Fidelity Freedom Blend 2060 Fund
Equity Risk
Futures Contracts	(330,957)	499,299
Total Equity Risk	(330,957)	499,299
Interest Rate Risk
Futures Contracts	(662,658)	(515,465)
Total Interest Rate Risk	(662,658)	(515,465)
Totals	(993,615)	(16,166)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Freedom Blend Income Fund	14,758,859	15,290,242
Fidelity Freedom Blend 2005 Fund	3,479,196	3,237,354
Fidelity Freedom Blend 2010 Fund	7,682,588	9,968,731
Fidelity Freedom Blend 2015 Fund	20,642,642	22,370,225
Fidelity Freedom Blend 2020 Fund	73,945,808	99,604,100
Fidelity Freedom Blend 2025 Fund	152,801,551	135,699,659
Fidelity Freedom Blend 2030 Fund	247,936,783	119,207,170
Fidelity Freedom Blend 2035 Fund	290,939,783	116,570,716
Fidelity Freedom Blend 2040 Fund	274,165,891	96,170,374
Fidelity Freedom Blend 2045 Fund	228,044,048	75,483,334
Fidelity Freedom Blend 2050 Fund	202,608,544	63,506,160
Fidelity Freedom Blend 2055 Fund	154,153,196	39,473,664
Fidelity Freedom Blend 2060 Fund	94,674,242	18,023,800
Fidelity Freedom Blend 2065 Fund	33,883,831	7,038,589
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I, Fidelity Freedom Blend Class)	Annual % of Class-Level Average Net Assets (Classes K, K6, Z, Z6, Premier Class)
Fidelity Freedom Blend Income Fund	.41%	.31%
Fidelity Freedom Blend 2005 Fund	.41%	.31%
Fidelity Freedom Blend 2010 Fund	.41%	.31%
Fidelity Freedom Blend 2015 Fund	.42%	.32%
Fidelity Freedom Blend 2020 Fund	.44%	.34%
Fidelity Freedom Blend 2025 Fund	.45%	.35%
Fidelity Freedom Blend 2030 Fund	.46%	.36%
Fidelity Freedom Blend 2035 Fund	.47%	.37%
Fidelity Freedom Blend 2040 Fund	.48%	.38%
Fidelity Freedom Blend 2045 Fund	.49%	.39%
Fidelity Freedom Blend 2050 Fund	.49%	.39%
Fidelity Freedom Blend 2055 Fund	.49%	.39%
Fidelity Freedom Blend 2060 Fund	.49%	.39%
Fidelity Freedom Blend 2065 Fund	.49%	.39%

Under the expense contract, the investment adviser pays class-level expenses for Class K6, Class Z6 and Premier Class of each Fund as necessary so that Class K6, Class Z6 and Premier Class total expenses do not exceed certain amounts of Class K6, Class Z6 and Premier Class average net assets, respectively, on an annual basis with certain exceptions, as noted in the following table:

	Annual % of Class-Level Average Net Assets (Classes K6, Z6)	Annual % of Class-Level Average Net Assets (Premier Class)
Fidelity Freedom Blend Income Fund	.21%	.19%
Fidelity Freedom Blend 2005 Fund	.21%	.19%
Fidelity Freedom Blend 2010 Fund	.21%	.19%
Fidelity Freedom Blend 2015 Fund	.22%	.20%
Fidelity Freedom Blend 2020 Fund	.24%	.21%
Fidelity Freedom Blend 2025 Fund	.25%	.22%
Fidelity Freedom Blend 2030 Fund	.26%	.23%
Fidelity Freedom Blend 2035 Fund	.27%	.23%
Fidelity Freedom Blend 2040 Fund	.28%	.24%
Fidelity Freedom Blend 2045 Fund	.29%	.25%
Fidelity Freedom Blend 2050 Fund	.29%	.25%
Fidelity Freedom Blend 2055 Fund	.29%	.25%
Fidelity Freedom Blend 2060 Fund	.29%	.25%
Fidelity Freedom Blend 2065 Fund	.29%	.25%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Freedom Blend Income Fund
Class A	-%	.25%	$3,623	$-
Class M	.25%	.25%	298	161
Class C	.75%	.25%	1,736	176
			$5,657	$337
Fidelity Freedom Blend 2005 Fund
Class A	-%	.25%	$364	$-
Class M	.25%	.25%	312	256
Class C	.75%	.25%	624	533
			$1,300	$789
Fidelity Freedom Blend 2010 Fund
Class A	-%	.25%	$715	$4
Class M	.25%	.25%	770	159
Class C	.75%	.25%	1,077	445
			$2,562	$608
Fidelity Freedom Blend 2015 Fund
Class A	-%	.25%	$1,275	$-
Class M	.25%	.25%	2,028	-
Class C	.75%	.25%	2,884	309
			$6,187	$309
Fidelity Freedom Blend 2020 Fund
Class A	-%	.25%	$7,535	$78
Class M	.25%	.25%	2,758	-
Class C	.75%	.25%	6,136	1,524
			$16,429	$1,602
Fidelity Freedom Blend 2025 Fund
Class A	-%	.25%	$12,379	$253
Class M	.25%	.25%	5,461	-
Class C	.75%	.25%	10,840	3,288
			$28,680	$3,541
Fidelity Freedom Blend 2030 Fund
Class A	-%	.25%	$16,904	$160
Class M	.25%	.25%	6,684	-
Class C	.75%	.25%	14,807	4,225
			$38,395	$4,385
Fidelity Freedom Blend 2035 Fund
Class A	-%	.25%	$18,664	$549
Class M	.25%	.25%	7,107	-
Class C	.75%	.25%	12,403	3,258
			$38,174	$3,807
Fidelity Freedom Blend 2040 Fund
Class A	-%	.25%	$14,169	$182
Class M	.25%	.25%	4,456	-
Class C	.75%	.25%	13,779	3,813
			$32,404	$3,995
Fidelity Freedom Blend 2045 Fund
Class A	-%	.25%	$10,927	$100
Class M	.25%	.25%	6,170	-
Class C	.75%	.25%	14,471	3,177
			$31,568	$3,277
Fidelity Freedom Blend 2050 Fund
Class A	-%	.25%	$10,718	$203
Class M	.25%	.25%	3,164	-
Class C	.75%	.25%	11,777	4,126
			$25,659	$4,329
Fidelity Freedom Blend 2055 Fund
Class A	-%	.25%	$8,135	$107
Class M	.25%	.25%	3,434	-
Class C	.75%	.25%	6,311	3,166
			$17,880	$3,273
Fidelity Freedom Blend 2060 Fund
Class A	-%	.25%	$5,393	$193
Class M	.25%	.25%	2,318	-
Class C	.75%	.25%	5,436	2,243
			$13,147	$2,436
Fidelity Freedom Blend 2065 Fund
Class A	-%	.25%	$3,026	$143
Class M	.25%	.25%	1,096	96
Class C	.75%	.25%	3,491	1,454
			$7,613	$1,693

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Freedom Blend Income Fund
Class A	$320
Class M	34
$354
Fidelity Freedom Blend 2005 Fund
Class A	$24
Class M	1
$25
Fidelity Freedom Blend 2015 Fund
Class A	$54
Class M	30
Class CA	40
$124
Fidelity Freedom Blend 2020 Fund
Class A	$1,224
Class M	126
Class CA	215
$1,565
Fidelity Freedom Blend 2025 Fund
Class A	$1,304
Class M	312
Class CA	1,267
$2,883
Fidelity Freedom Blend 2030 Fund
Class A	$2,242
Class M	1,079
Class CA	154
$3,475
Fidelity Freedom Blend 2035 Fund
Class A	$4,957
Class M	687
Class CA	195
$5,839
Fidelity Freedom Blend 2040 Fund
Class A	$3,916
Class M	721
Class CA	320
$4,957
Fidelity Freedom Blend 2045 Fund
Class A	$4,815
Class M	614
Class CA	301
$5,730
Fidelity Freedom Blend 2050 Fund
Class A	$3,878
Class M	513
Class CA	195
$4,586
Fidelity Freedom Blend 2055 Fund
Class A	$3,595
Class M	583
Class CA	526
$4,704
Fidelity Freedom Blend 2060 Fund
Class A	$3,877
Class M	475
Class CA	249
$4,601
Fidelity Freedom Blend 2065 Fund
Class A	$3,456
Class M	319
Class CA	17
$3,792

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Changes in Net Assets.
Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Freedom Blend Income Fund	1,713,756	47,259
Fidelity Freedom Blend 2005 Fund	450,152	13,955
Fidelity Freedom Blend 2010 Fund	1,376,737	37,364
Fidelity Freedom Blend 2015 Fund	3,222,853	92,740
Fidelity Freedom Blend 2020 Fund	8,363,160	232,171
Fidelity Freedom Blend 2025 Fund	12,326,016	334,712
Fidelity Freedom Blend 2030 Fund	10,623,299	208,876

7. Expense Reductions.
The investment adviser contractually agreed to reimburse certain Funds to the extent proxy and shareholder meeting expenses exceeded .003% of class-level average net assets on an annual basis. This reimbursement will remain in place through July 31, 2025. During the period this reimbursement reduced each applicable Fund's expenses as follows:

Reimbursement

Fidelity Freedom Blend 2060 Fund
Class A	$68
Class M	14
Class C	16
Fidelity Freedom Blend 2060 Fund	413
Class K	50
Class K6	3,459
Class I	241
Class Z	10
Class Z6	559
Premier Class	1,579
Fidelity Freedom Blend 2065 Fund
Class A	$132
Class M	22
Class C	36
Fidelity Freedom Blend 2065 Fund	389
Class K	32
Class K6	3,071
Class I	152
Class Z	14
Class Z6	361
Premier Class	784

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Freedom Blend Income Fund	$273
Fidelity Freedom Blend 2005 Fund	6
Fidelity Freedom Blend 2010 Fund	288
Fidelity Freedom Blend 2015 Fund	139
Fidelity Freedom Blend 2020 Fund	72
Fidelity Freedom Blend 2025 Fund	95
Fidelity Freedom Blend 2030 Fund	97
Fidelity Freedom Blend 2035 Fund	78
Fidelity Freedom Blend 2040 Fund	140
Fidelity Freedom Blend 2045 Fund	76
Fidelity Freedom Blend 2050 Fund	72
Fidelity Freedom Blend 2055 Fund	47
Fidelity Freedom Blend 2060 Fund	182
Fidelity Freedom Blend 2065 Fund	4
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2023	Year ended March 31, 2023
Fidelity Freedom Blend Income Fund
Distributions to shareholders
Class A	$22,720	$116,490
Class M	769	4,971
Class C	1,304	14,629
Fidelity Freedom Blend Income Fund	38,479	212,625
Class K	28,695	81,273
Class K6	378,101	1,701,060
Class I	20,606	100,153
Class Z	10,145	48,126
Class Z6	210,577	814,022
Premier Class	228,815	1,042,685
Total	$940,211	$4,136,034
Fidelity Freedom Blend 2005 Fund
Distributions to shareholders
Class A	$1,193	$16,330
Class M	382	5,347
Class C	261	5,080
Fidelity Freedom Blend 2005 Fund	2,322	76,359
Class K	398	8,972
Class K6	38,948	412,760
Class I	2,158	27,388
Class Z	450	5,997
Class Z6	11,176	114,079
Premier Class	41,831	493,387
Total	$99,119	$1,165,699
Fidelity Freedom Blend 2010 Fund
Distributions to shareholders
Class A	$380	$45,341
Class M	236	12,704
Class C	-	9,567
Fidelity Freedom Blend 2010 Fund	7,568	253,618
Class K	4,120	255,442
Class K6	61,439	1,652,201
Class I	1,037	45,027
Class Z	1,304	26,172
Class Z6	10,276	268,466
Premier Class	62,668	1,543,443
Total	$149,028	$4,111,981
Fidelity Freedom Blend 2015 Fund
Distributions to shareholders
Class A	$2,151	$37,027
Class M	1,113	44,137
Class C	283	24,937
Fidelity Freedom Blend 2015 Fund	35,000	665,666
Class K	14,861	332,573
Class K6	250,244	4,198,317
Class I	13,413	249,465
Class Z	345	6,127
Class Z6	98,326	1,573,497
Premier Class	274,222	5,199,574
Total	$689,958	$12,331,320
Fidelity Freedom Blend 2020 Fund
Distributions to shareholders
Class A	$8,677	$277,672
Class M	1,043	64,759
Class C	-	53,607
Fidelity Freedom Blend 2020 Fund	99,547	2,818,726
Class K	36,678	1,039,799
Class K6	785,765	14,649,569
Class I	17,833	444,243
Class Z	1,808	39,081
Class Z6	169,380	3,075,626
Premier Class	747,259	17,291,463
Total	$1,867,990	$39,754,545
Fidelity Freedom Blend 2025 Fund
Distributions to shareholders
Class A	$4,967	$405,884
Class M	-	98,165
Class C	-	79,395
Fidelity Freedom Blend 2025 Fund	91,127	4,459,526
Class K	33,250	1,603,946
Class K6	944,454	28,549,806
Class I	22,975	1,218,813
Class Z	2,572	105,370
Class Z6	231,624	6,968,137
Premier Class	832,995	28,999,964
Total	$2,163,964	$72,489,006
Fidelity Freedom Blend 2030 Fund
Distributions to shareholders
Class A	$12,910	$524,867
Class M	1,061	117,277
Class C	-	121,107
Fidelity Freedom Blend 2030 Fund	152,204	4,528,412
Class K	73,649	2,179,462
Class K6	1,375,302	30,467,889
Class I	61,836	1,827,688
Class Z	9,669	252,028
Class Z6	332,802	6,745,403
Premier Class	1,435,847	34,619,969
Total	$3,455,280	$81,384,102
Fidelity Freedom Blend 2035 Fund
Distributions to shareholders
Class A	$7,550	$463,827
Class M	1,065	124,093
Class C	943	89,040
Fidelity Freedom Blend 2035 Fund	158,776	5,882,334
Class K	40,623	1,517,806
Class K6	1,106,756	29,357,583
Class I	37,898	1,398,381
Class Z	2,439	77,389
Class Z6	317,476	7,878,264
Premier Class	1,303,004	38,171,065
Total	$2,976,530	$84,959,782
Fidelity Freedom Blend 2040 Fund
Distributions to shareholders
Class A	$-	$399,557
Class M	-	73,645
Class C	-	115,744
Fidelity Freedom Blend 2040 Fund	-	6,683,694
Class K	-	1,297,392
Class K6	241,488	28,701,792
Class I	-	1,338,667
Class Z	-	194,242
Class Z6	45,238	6,191,127
Premier Class	275,642	37,330,039
Total	$562,368	$82,325,899
Fidelity Freedom Blend 2045 Fund
Distributions to shareholders
Class A	$7,907	$291,421
Class M	2,323	130,962
Class C	2,759	120,759
Fidelity Freedom Blend 2045 Fund	79,076	3,808,620
Class K	19,565	1,131,566
Class K6	641,368	25,296,807
Class I	32,891	1,345,902
Class Z	2,682	143,826
Class Z6	158,310	5,383,249
Premier Class	821,402	34,602,459
Total	$1,768,283	$72,255,571
Fidelity Freedom Blend 2050 Fund
Distributions to shareholders
Class A	$5,530	$293,937
Class M	833	52,568
Class C	1,550	81,697
Fidelity Freedom Blend 2050 Fund	54,840	3,783,768
Class K	9,236	748,216
Class K6	402,240	24,014,614
Class I	27,494	1,425,202
Class Z	1,421	112,709
Class Z6	101,390	4,041,735
Premier Class	506,626	26,978,716
Total	$1,111,160	$61,533,162
Fidelity Freedom Blend 2055 Fund
Distributions to shareholders
Class A	$10,042	$198,416
Class M	2,135	48,510
Class C	2,029	42,541
Fidelity Freedom Blend 2055 Fund	88,274	2,353,393
Class K	12,537	430,577
Class K6	687,594	16,415,962
Class I	49,332	1,062,760
Class Z	3,397	96,290
Class Z6	121,145	2,501,799
Premier Class	484,985	12,943,943
Total	$1,461,470	$36,094,191
Fidelity Freedom Blend 2060 Fund
Distributions to shareholders
Class A	$8,168	$136,528
Class M	1,759	33,545
Class C	2,146	35,677
Fidelity Freedom Blend 2060 Fund	40,032	805,084
Class K	6,777	165,421
Class K6	435,250	7,840,731
Class I	29,957	478,110
Class Z	1,632	34,983
Class Z6	66,070	982,074
Premier Class	193,408	3,727,307
Total	$785,199	$14,239,460
Fidelity Freedom Blend 2065 Fund
Distributions to shareholders
Class A	$5,265	$59,011
Class M	984	16,605
Class C	1,539	21,776
Fidelity Freedom Blend 2065 Fund	15,231	199,671
Class K	2,705	35,941
Class K6	128,708	1,490,762
Class I	6,336	76,621
Class Z	599	9,039
Class Z6	13,707	113,497
Premier Class	29,366	378,118
Total	$204,440	$2,401,041

9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2023	Year ended March 31, 2023	Six months ended September 30, 2023	Year ended March 31, 2023
Fidelity Freedom Blend Income Fund
Class A
Shares sold	11,299	88,895	$106,577	$851,975
Reinvestment of distributions	2,406	12,421	22,720	116,490
Shares redeemed	(15,259)	(45,358)	(144,521)	(441,332)
Net increase (decrease)	(1,554)	55,958	$(15,224)	$527,133
Class M
Shares sold	718	1,834	$6,732	$17,489
Reinvestment of distributions	82	504	769	4,727
Shares redeemed	(260)	(3,284)	(2,472)	(31,324)
Net increase (decrease)	540	(946)	$5,029	$(9,108)
Class C
Shares sold	570	5,226	$5,317	$50,512
Reinvestment of distributions	140	1,575	1,304	14,629
Shares redeemed	(2,866)	(19,122)	(26,687)	(181,719)
Net increase (decrease)	(2,156)	(12,321)	$(20,066)	$(116,578)
Fidelity Freedom Blend Income Fund
Shares sold	45,980	103,867	$435,232	$983,299
Reinvestment of distributions	3,757	20,632	35,550	194,301
Shares redeemed	(167,130)	(150,693)	(1,575,534)	(1,440,713)
Net increase (decrease)	(117,393)	(26,194)	$(1,104,752)	$(263,113)
Class K
Shares sold	56,504	273,851	$534,445	$2,571,072
Reinvestment of distributions	3,035	8,706	28,695	81,273
Shares redeemed	(26,729)	(97,177)	(253,850)	(928,355)
Net increase (decrease)	32,810	185,380	$309,290	$1,723,990
Class K6
Shares sold	599,989	2,284,114	$5,678,599	$21,692,623
Reinvestment of distributions	39,946	180,545	378,101	1,701,060
Shares redeemed	(921,101)	(1,848,023)	(8,720,647)	(17,551,904)
Net increase (decrease)	(281,166)	616,636	$(2,663,947)	$5,841,779
Class I
Shares sold	11,196	27,576	$105,873	$261,936
Reinvestment of distributions	2,179	10,638	20,606	100,153
Shares redeemed	(50,262)	(37,960)	(471,864)	(374,990)
Net increase (decrease)	(36,887)	254	$(345,385)	$(12,901)
Class Z
Shares sold	46,340	1,563	$435,140	$14,901
Reinvestment of distributions	1,052	4,744	9,943	44,682
Shares redeemed	(5,852)	(15,613)	(55,391)	(150,120)
Net increase (decrease)	41,540	(9,306)	$389,692	$(90,537)
Class Z6
Shares sold	248,394	686,185	$2,350,727	$6,553,385
Reinvestment of distributions	22,253	86,536	210,577	814,022
Shares redeemed	(78,678)	(240,773)	(745,227)	(2,282,953)
Net increase (decrease)	191,969	531,948	$1,816,077	$5,084,454
Premier Class
Shares sold	249,477	385,603	$2,351,444	$3,699,432
Reinvestment of distributions	24,196	110,664	228,815	1,042,685
Shares redeemed	(135,274)	(497,401)	(1,278,523)	(4,724,096)
Net increase (decrease)	138,399	(1,134)	$1,301,736	$18,021
Fidelity Freedom Blend 2005 Fund
Class A
Shares sold	608	36,159	$5,765	$337,579
Reinvestment of distributions	126	1,736	1,193	16,330
Shares redeemed	(9,994)	(39,004)	(94,135)	(366,205)
Net increase (decrease)	(9,260)	(1,109)	$(87,177)	$(12,296)
Class M
Shares sold	47	110	$443	$1,043
Reinvestment of distributions	40	569	382	5,347
Shares redeemed	-	(227)	-	(2,134)
Net increase (decrease)	87	452	$825	$4,256
Class C
Shares sold	923	2,039	$8,642	$19,310
Reinvestment of distributions	28	543	261	5,080
Shares redeemed	(3)	(16,173)	(30)	(161,648)
Net increase (decrease)	948	(13,591)	$8,873	$(137,258)
Fidelity Freedom Blend 2005 Fund
Shares sold	1,873	5,129	$17,760	$49,612
Reinvestment of distributions	240	8,073	2,282	75,939
Shares redeemed	(88,803)	(18,171)	(847,785)	(174,639)
Net increase (decrease)	(86,690)	(4,969)	$(827,743)	$(49,088)
Class K
Shares sold	976	5,707	$9,298	$52,392
Reinvestment of distributions	42	931	398	8,972
Shares redeemed	(185)	(36,619)	(1,733)	(336,995)
Net increase (decrease)	833	(29,981)	$7,963	$(275,631)
Class K6
Shares sold	82,898	286,989	$784,882	$2,754,107
Reinvestment of distributions	4,100	43,770	38,948	412,760
Shares redeemed	(54,617)	(340,985)	(518,387)	(3,300,915)
Net increase (decrease)	32,381	(10,226)	$305,443	$(134,048)
Class I
Shares sold	451	81,492	$4,270	$749,658
Reinvestment of distributions	228	2,940	2,158	27,388
Shares redeemed	(38,870)	(81,725)	(367,731)	(789,743)
Net increase (decrease)	(38,191)	2,707	$(361,303)	$(12,697)
Class Z
Reinvestment of distributions	47	527	450	4,966
Shares redeemed	(14)	(4,177)	(135)	(39,972)
Net increase (decrease)	33	(3,650)	$315	$(35,006)
Class Z6
Shares sold	173,883	110,083	$1,650,030	$1,061,906
Reinvestment of distributions	1,178	12,147	11,176	114,079
Shares redeemed	(27,208)	(89,904)	(258,090)	(853,718)
Net increase (decrease)	147,853	32,326	$1,403,116	$322,267
Premier Class
Shares sold	52,049	350,614	$492,835	$3,280,116
Reinvestment of distributions	4,413	52,607	41,831	493,387
Shares redeemed	(93,897)	(326,033)	(892,531)	(3,095,278)
Net increase (decrease)	(37,435)	77,188	$(357,865)	$678,225
Fidelity Freedom Blend 2010 Fund
Class A
Shares sold	91	61,801	$866	$584,095
Reinvestment of distributions	40	4,893	380	45,341
Shares redeemed	(5,300)	(69,199)	(50,331)	(653,070)
Net increase (decrease)	(5,169)	(2,505)	$(49,085)	$(23,634)
Class M
Shares sold	4,586	-	$43,619	$ -
Reinvestment of distributions	25	1,351	236	12,704
Shares redeemed	(3,805)	(6,183)	(35,510)	(57,445)
Net increase (decrease)	806	(4,832)	$8,345	$(44,741)
Class C
Shares sold	572	1,120	$5,387	$10,424
Reinvestment of distributions	-	1,027	-	9,567
Shares redeemed	(1,647)	(5,837)	(15,426)	(54,762)
Net increase (decrease)	(1,075)	(3,690)	$(10,039)	$(34,771)
Fidelity Freedom Blend 2010 Fund
Shares sold	153,717	195,321	$1,460,874	$1,859,747
Reinvestment of distributions	759	25,818	7,201	241,016
Shares redeemed	(202,986)	(152,573)	(1,936,513)	(1,446,138)
Net increase (decrease)	(48,510)	68,566	$(468,438)	$654,625
Class K
Shares sold	16,959	121,959	$162,076	$1,113,513
Reinvestment of distributions	432	27,121	4,120	255,441
Shares redeemed	(26,021)	(503,823)	(248,435)	(4,748,924)
Net increase (decrease)	(8,630)	(354,743)	$(82,239)	$(3,379,970)
Class K6
Shares sold	321,103	1,259,207	$3,055,042	$12,266,739
Reinvestment of distributions	6,440	175,397	61,439	1,652,201
Shares redeemed	(325,156)	(1,552,759)	(3,107,783)	(14,864,399)
Net increase (decrease)	2,387	(118,155)	$8,698	$(945,459)
Class I
Shares sold	3,075	26,510	$29,253	$252,216
Reinvestment of distributions	109	4,796	1,037	45,026
Shares redeemed	(4,768)	(66,877)	(45,452)	(639,859)
Net increase (decrease)	(1,584)	(35,571)	$(15,162)	$(342,617)
Class Z
Shares sold	-	63,853	$ -	$617,460
Reinvestment of distributions	136	2,715	1,294	24,954
Shares redeemed	(67,645)	(3,467)	(646,000)	(34,113)
Net increase (decrease)	(67,509)	63,101	$(644,706)	$608,301
Class Z6
Shares sold	220,861	352,161	$2,108,438	$3,349,221
Reinvestment of distributions	1,078	28,610	10,276	268,466
Shares redeemed	(167,375)	(326,210)	(1,600,886)	(3,107,777)
Net increase (decrease)	54,564	54,561	$517,828	$509,910
Premier Class
Shares sold	152,016	576,095	$1,449,383	$5,366,338
Reinvestment of distributions	6,583	164,594	62,668	1,543,443
Shares redeemed	(366,313)	(541,567)	(3,492,713)	(5,148,885)
Net increase (decrease)	(207,714)	199,122	$(1,980,662)	$1,760,896
Fidelity Freedom Blend 2015 Fund
Class A
Shares sold	1,055	61,411	$9,987	$586,572
Reinvestment of distributions	227	3,962	2,151	37,026
Shares redeemed	(5,153)	(22,319)	(49,368)	(213,144)
Net increase (decrease)	(3,871)	43,054	$(37,230)	$410,454
Class M
Shares sold	580	65,534	$5,506	$630,673
Reinvestment of distributions	118	4,746	1,113	44,137
Shares redeemed	(858)	(43,851)	(8,135)	(409,421)
Net increase (decrease)	(160)	26,429	$(1,516)	$265,389
Class C
Shares sold	15,478	5,035	$146,731	$47,469
Reinvestment of distributions	30	2,686	283	24,937
Shares redeemed	(3,514)	(6,300)	(32,898)	(56,526)
Net increase (decrease)	11,994	1,421	$114,116	$15,880
Fidelity Freedom Blend 2015 Fund
Shares sold	32,097	692,326	$304,964	$6,702,032
Reinvestment of distributions	3,068	60,063	29,058	561,182
Shares redeemed	(231,797)	(583,474)	(2,202,894)	(5,550,362)
Net increase (decrease)	(196,632)	168,915	$(1,868,872)	$1,712,852
Class K
Shares sold	26,213	36,525	$250,745	$346,040
Reinvestment of distributions	1,564	35,431	14,861	332,573
Shares redeemed	(25,851)	(226,823)	(246,088)	(2,148,833)
Net increase (decrease)	1,926	(154,867)	$19,518	$(1,470,220)
Class K6
Shares sold	1,360,711	2,560,917	$12,963,826	$24,260,314
Reinvestment of distributions	26,259	446,386	250,244	4,198,317
Shares redeemed	(1,002,182)	(2,660,678)	(9,571,438)	(25,309,154)
Net increase (decrease)	384,788	346,625	$3,642,632	$3,149,477
Class I
Shares sold	11,165	50,014	$105,784	$457,446
Reinvestment of distributions	1,415	26,697	13,413	249,465
Shares redeemed	(71,991)	(33,284)	(687,500)	(312,617)
Net increase (decrease)	(59,411)	43,427	$(568,303)	$394,294
Class Z
Shares sold	8,414	-	$82,169	$ -
Reinvestment of distributions	36	653	345	6,127
Shares redeemed	(140)	-	(1,331)	-
Net increase (decrease)	8,310	653	$81,183	$6,127
Class Z6
Shares sold	242,519	1,067,797	$2,310,653	$10,158,848
Reinvestment of distributions	10,361	168,202	98,326	1,573,496
Shares redeemed	(231,784)	(697,000)	(2,218,446)	(6,586,893)
Net increase (decrease)	21,096	538,999	$190,533	$5,145,451
Premier Class
Shares sold	273,322	789,648	$2,607,310	$7,525,224
Reinvestment of distributions	28,865	553,818	274,222	5,199,574
Shares redeemed	(725,776)	(2,470,409)	(6,955,801)	(23,530,015)
Net increase (decrease)	(423,589)	(1,126,943)	$(4,074,269)	$(10,805,217)
Fidelity Freedom Blend 2020 Fund
Class A
Shares sold	91,066	191,049	$876,732	$1,821,689
Reinvestment of distributions	904	29,400	8,677	277,671
Shares redeemed	(95,260)	(112,894)	(919,222)	(1,092,250)
Net increase (decrease)	(3,290)	107,555	$(33,813)	$1,007,110
Class M
Shares sold	3,681	19,716	$35,545	$199,483
Reinvestment of distributions	109	6,820	1,043	64,759
Shares redeemed	(27,769)	(27,640)	(266,016)	(260,512)
Net increase (decrease)	(23,979)	(1,104)	$(229,428)	$3,730
Class C
Shares sold	3,661	45,012	$34,949	$424,666
Reinvestment of distributions	-	5,712	-	53,607
Shares redeemed	(15,276)	(37,191)	(145,852)	(366,329)
Net increase (decrease)	(11,615)	13,533	$(110,903)	$111,944
Fidelity Freedom Blend 2020 Fund
Shares sold	771,036	1,885,503	$7,496,292	$18,426,848
Reinvestment of distributions	7,595	220,090	73,062	2,085,544
Shares redeemed	(1,200,890)	(2,346,487)	(11,635,650)	(22,753,671)
Net increase (decrease)	(422,259)	(240,894)	$(4,066,296)	$(2,241,279)
Class K
Shares sold	163,739	322,748	$1,599,031	$3,018,715
Reinvestment of distributions	3,801	109,216	36,678	1,039,799
Shares redeemed	(490,293)	(837,992)	(4,818,175)	(8,164,094)
Net increase (decrease)	(322,753)	(406,028)	$(3,182,466)	$(4,105,580)
Class K6
Shares sold	4,454,777	13,179,899	$43,190,454	$126,237,825
Reinvestment of distributions	81,090	1,535,848	785,765	14,649,569
Shares redeemed	(4,558,241)	(9,777,988)	(44,747,880)	(94,675,303)
Net increase (decrease)	(22,374)	4,937,759	$(771,661)	$46,212,091
Class I
Shares sold	36,617	214,714	$355,316	$2,050,600
Reinvestment of distributions	1,852	46,856	17,833	444,243
Shares redeemed	(262,714)	(201,763)	(2,558,732)	(1,956,362)
Net increase (decrease)	(224,245)	59,807	$(2,185,583)	$538,481
Class Z
Shares sold	101,640	10,768	$990,875	$104,124
Reinvestment of distributions	184	4,039	1,778	38,354
Shares redeemed	(5,075)	(1,082)	(49,427)	(10,314)
Net increase (decrease)	96,749	13,725	$943,226	$132,164
Class Z6
Shares sold	654,949	3,870,717	$6,391,170	$37,483,137
Reinvestment of distributions	17,534	324,779	169,380	3,075,626
Shares redeemed	(740,038)	(1,829,280)	(7,245,147)	(17,718,735)
Net increase (decrease)	(67,555)	2,366,216	$(684,597)	$22,840,028
Premier Class
Shares sold	1,748,289	3,924,830	$17,011,752	$37,465,724
Reinvestment of distributions	77,356	1,814,834	747,259	17,291,463
Shares redeemed	(3,577,488)	(8,558,681)	(34,873,592)	(82,719,459)
Net increase (decrease)	(1,751,843)	(2,819,017)	$(17,114,581)	$(27,962,272)
Fidelity Freedom Blend 2025 Fund
Class A
Shares sold	189,819	532,942	$1,889,518	$5,151,738
Reinvestment of distributions	508	42,443	4,967	405,883
Shares redeemed	(187,812)	(237,358)	(1,866,159)	(2,291,501)
Net increase (decrease)	2,515	338,027	$28,326	$3,266,120
Class M
Shares sold	9,804	24,970	$97,958	$249,441
Reinvestment of distributions	-	10,167	-	98,164
Shares redeemed	(11,642)	(16,809)	(115,713)	(169,188)
Net increase (decrease)	(1,838)	18,328	$(17,755)	$178,417
Class C
Shares sold	57,062	76,504	$552,329	$744,520
Reinvestment of distributions	-	8,356	-	79,395
Shares redeemed	(45,537)	(31,647)	(444,305)	(300,419)
Net increase (decrease)	11,525	53,213	$108,024	$523,496
Fidelity Freedom Blend 2025 Fund
Shares sold	1,957,361	3,846,327	$19,392,602	$38,024,454
Reinvestment of distributions	6,982	335,411	68,353	3,213,767
Shares redeemed	(1,681,324)	(3,509,312)	(16,607,317)	(34,040,376)
Net increase (decrease)	283,019	672,426	$2,853,638	$7,197,845
Class K
Shares sold	261,698	588,577	$2,610,001	$5,616,312
Reinvestment of distributions	3,386	166,542	33,250	1,603,946
Shares redeemed	(737,257)	(1,242,990)	(7,302,243)	(12,149,263)
Net increase (decrease)	(472,173)	(487,871)	$(4,658,992)	$(4,929,005)
Class K6
Shares sold	9,241,814	23,957,124	$91,436,283	$232,565,516
Reinvestment of distributions	95,884	2,959,017	944,454	28,549,806
Shares redeemed	(6,261,164)	(16,884,952)	(62,424,241)	(165,599,976)
Net increase (decrease)	3,076,534	10,031,189	$29,956,496	$95,515,346
Class I
Shares sold	272,067	524,373	$2,658,406	$5,022,528
Reinvestment of distributions	2,344	127,015	22,975	1,218,813
Shares redeemed	(946,848)	(642,771)	(9,369,361)	(6,310,243)
Net increase (decrease)	(672,437)	8,617	$(6,687,980)	$(68,902)
Class Z
Shares sold	196,176	16,932	$1,957,315	$164,985
Reinvestment of distributions	252	10,507	2,479	101,155
Shares redeemed	(11,974)	(10,660)	(118,374)	(103,519)
Net increase (decrease)	184,454	16,779	$1,841,420	$162,621
Class Z6
Shares sold	1,273,248	6,603,067	$12,676,140	$64,633,097
Reinvestment of distributions	23,587	726,690	231,624	6,968,137
Shares redeemed	(1,810,336)	(3,045,375)	(18,045,704)	(29,686,600)
Net increase (decrease)	(513,501)	4,284,382	$(5,137,940)	$41,914,634
Premier Class
Shares sold	4,142,627	7,996,411	$41,182,051	$77,687,715
Reinvestment of distributions	84,740	3,011,322	832,995	28,999,964
Shares redeemed	(4,734,951)	(10,279,835)	(47,065,307)	(100,414,489)
Net increase (decrease)	(507,584)	727,898	$(5,050,261)	$6,273,190
Fidelity Freedom Blend 2030 Fund
Class A
Shares sold	276,674	497,448	$2,737,632	$4,871,768
Reinvestment of distributions	1,312	54,649	12,910	524,867
Shares redeemed	(138,297)	(148,916)	(1,374,751)	(1,444,702)
Net increase (decrease)	139,689	403,181	$1,375,791	$3,951,933
Class M
Shares sold	26,589	33,765	$262,507	$326,400
Reinvestment of distributions	108	12,154	1,061	117,277
Shares redeemed	(6,622)	(28,342)	(66,217)	(266,115)
Net increase (decrease)	20,075	17,577	$197,351	$177,562
Class C
Shares sold	36,562	106,663	$361,448	$1,030,946
Reinvestment of distributions	-	12,544	-	120,801
Shares redeemed	(20,844)	(126,129)	(205,610)	(1,231,953)
Net increase (decrease)	15,718	(6,922)	$155,838	$(80,206)
Fidelity Freedom Blend 2030 Fund
Shares sold	2,460,748	3,431,941	$24,671,524	$33,800,987
Reinvestment of distributions	12,443	370,548	122,933	3,573,074
Shares redeemed	(1,188,125)	(2,090,320)	(11,882,549)	(20,478,864)
Net increase (decrease)	1,285,066	1,712,169	$12,911,908	$16,895,197
Class K
Shares sold	646,855	944,208	$6,571,972	$8,939,404
Reinvestment of distributions	7,432	225,029	73,649	2,179,462
Shares redeemed	(1,246,025)	(1,105,953)	(12,457,362)	(10,996,278)
Net increase (decrease)	(591,738)	63,284	$(5,811,741)	$122,588
Class K6
Shares sold	12,874,901	29,542,745	$129,518,003	$288,543,331
Reinvestment of distributions	138,221	3,137,453	1,375,302	30,467,888
Shares redeemed	(4,967,593)	(16,237,064)	(50,151,164)	(160,002,599)
Net increase (decrease)	8,045,529	16,443,134	$80,742,141	$159,008,620
Class I
Shares sold	249,640	1,140,860	$2,508,735	$11,000,013
Reinvestment of distributions	6,252	189,453	61,836	1,827,688
Shares redeemed	(947,457)	(508,633)	(9,554,053)	(5,011,075)
Net increase (decrease)	(691,565)	821,680	$(6,983,482)	$7,816,626
Class Z
Shares sold	549,110	89,006	$5,557,455	$878,256
Reinvestment of distributions	975	26,054	9,669	252,028
Shares redeemed	(43,161)	(9,645)	(435,042)	(100,773)
Net increase (decrease)	506,924	105,415	$5,132,082	$1,029,511
Class Z6
Shares sold	2,100,885	10,155,271	$21,219,865	$99,384,552
Reinvestment of distributions	33,549	701,444	332,802	6,745,402
Shares redeemed	(1,495,859)	(2,515,795)	(15,086,362)	(24,641,380)
Net increase (decrease)	638,575	8,340,920	$6,466,305	$81,488,574
Premier Class
Shares sold	6,226,067	10,725,822	$62,725,896	$103,995,554
Reinvestment of distributions	144,743	3,571,102	1,435,847	34,619,969
Shares redeemed	(3,289,067)	(6,490,031)	(33,074,855)	(63,181,517)
Net increase (decrease)	3,081,743	7,806,893	$31,086,888	$75,434,006
Fidelity Freedom Blend 2035 Fund
Class A
Shares sold	483,128	861,142	$4,958,711	$8,444,099
Reinvestment of distributions	750	47,723	7,549	463,827
Shares redeemed	(215,201)	(125,097)	(2,214,165)	(1,223,148)
Net increase (decrease)	268,677	783,768	$2,752,095	$7,684,778
Class M
Shares sold	34,141	124,854	$349,408	$1,268,238
Reinvestment of distributions	106	12,676	1,065	124,093
Shares redeemed	(37,106)	(18,433)	(377,673)	(178,433)
Net increase (decrease)	(2,859)	119,097	$(27,200)	$1,213,898
Class C
Shares sold	35,254	73,544	$356,756	$714,366
Reinvestment of distributions	95	9,136	943	89,040
Shares redeemed	(8,961)	(24,087)	(90,930)	(233,302)
Net increase (decrease)	26,388	58,593	$266,769	$570,104
Fidelity Freedom Blend 2035 Fund
Shares sold	3,536,675	4,920,488	$36,532,889	$49,543,294
Reinvestment of distributions	11,954	459,514	120,740	4,520,905
Shares redeemed	(1,415,375)	(2,332,384)	(14,615,034)	(22,978,942)
Net increase (decrease)	2,133,254	3,047,618	$22,038,595	$31,085,257
Class K
Shares sold	283,074	533,250	$2,947,660	$5,217,204
Reinvestment of distributions	4,010	153,678	40,623	1,517,806
Shares redeemed	(860,074)	(931,296)	(8,811,265)	(9,586,061)
Net increase (decrease)	(572,990)	(244,368)	$(5,822,982)	$(2,851,051)
Class K6
Shares sold	14,273,804	27,101,597	$147,836,737	$268,498,441
Reinvestment of distributions	108,719	2,965,252	1,106,756	29,357,583
Shares redeemed	(4,498,278)	(10,893,958)	(46,842,422)	(108,242,956)
Net increase (decrease)	9,884,245	19,172,891	$102,101,071	$189,613,068
Class I
Shares sold	188,993	1,338,563	$1,956,011	$13,032,716
Reinvestment of distributions	3,749	142,709	37,898	1,398,381
Shares redeemed	(454,347)	(402,510)	(4,699,073)	(3,947,785)
Net increase (decrease)	(261,605)	1,078,762	$(2,705,164)	$10,483,312
Class Z
Shares sold	171,180	73,226	$1,812,075	$739,515
Reinvestment of distributions	236	7,823	2,395	76,704
Shares redeemed	(67,446)	(19,138)	(699,419)	(187,520)
Net increase (decrease)	103,970	61,911	$1,115,051	$628,699
Class Z6
Shares sold	2,101,595	11,339,481	$21,869,496	$112,485,643
Reinvestment of distributions	31,309	803,764	317,476	7,878,264
Shares redeemed	(1,170,704)	(2,920,719)	(12,204,901)	(28,951,321)
Net increase (decrease)	962,200	9,222,526	$9,982,071	$91,412,586
Premier Class
Shares sold	6,797,790	11,336,594	$70,674,630	$112,152,460
Reinvestment of distributions	128,248	3,862,777	1,303,005	38,171,065
Shares redeemed	(2,801,375)	(4,255,930)	(29,048,879)	(42,440,342)
Net increase (decrease)	4,124,663	10,943,441	$42,928,756	$107,883,183
Fidelity Freedom Blend 2040 Fund
Class A
Shares sold	297,709	543,263	$3,149,967	$5,374,808
Reinvestment of distributions	-	40,615	-	399,547
Shares redeemed	(89,292)	(94,364)	(934,952)	(934,707)
Net increase (decrease)	208,417	489,514	$2,215,015	$4,839,648
Class M
Shares sold	28,324	53,917	$295,265	$538,298
Reinvestment of distributions	-	7,442	-	73,644
Shares redeemed	(33,800)	(9,571)	(363,733)	(94,665)
Net increase (decrease)	(5,476)	51,788	$(68,468)	$517,277
Class C
Shares sold	32,137	92,975	$332,425	$905,318
Reinvestment of distributions	-	11,814	-	115,743
Shares redeemed	(23,688)	(30,518)	(243,177)	(296,607)
Net increase (decrease)	8,449	74,271	$89,248	$724,454
Fidelity Freedom Blend 2040 Fund
Shares sold	5,265,671	4,518,134	$55,630,074	$45,910,988
Reinvestment of distributions	-	512,291	-	5,082,322
Shares redeemed	(1,413,510)	(2,212,088)	(14,964,017)	(22,078,059)
Net increase (decrease)	3,852,161	2,818,337	$40,666,057	$28,915,251
Class K
Shares sold	256,688	693,460	$2,734,589	$6,798,097
Reinvestment of distributions	-	130,183	-	1,297,392
Shares redeemed	(562,596)	(741,504)	(5,902,237)	(7,618,532)
Net increase (decrease)	(305,908)	82,139	$(3,167,648)	$476,957
Class K6
Shares sold	11,491,045	22,215,267	$121,432,666	$223,413,063
Reinvestment of distributions	23,377	2,872,208	241,488	28,701,792
Shares redeemed	(3,369,577)	(9,132,510)	(35,779,046)	(91,784,339)
Net increase (decrease)	8,144,845	15,954,965	$85,895,108	$160,330,516
Class I
Shares sold	379,492	1,565,043	$3,998,444	$15,357,497
Reinvestment of distributions	-	135,781	-	1,338,667
Shares redeemed	(645,254)	(366,231)	(6,885,301)	(3,642,391)
Net increase (decrease)	(265,762)	1,334,593	$(2,886,857)	$13,053,773
Class Z
Shares sold	248,174	43,445	$2,666,877	$436,945
Reinvestment of distributions	-	19,482	-	194,242
Shares redeemed	(19,650)	(8,688)	(207,318)	(86,080)
Net increase (decrease)	228,524	54,239	$2,459,559	$545,107
Class Z6
Shares sold	2,209,546	9,247,938	$23,456,429	$92,129,024
Reinvestment of distributions	4,392	626,498	45,238	6,191,127
Shares redeemed	(887,472)	(2,034,786)	(9,344,692)	(20,632,192)
Net increase (decrease)	1,326,466	7,839,650	$14,156,975	$77,687,959
Premier Class
Shares sold	6,145,125	10,282,860	$65,258,351	$102,577,032
Reinvestment of distributions	26,735	3,740,593	275,642	37,330,039
Shares redeemed	(2,536,930)	(4,234,244)	(26,888,415)	(42,458,615)
Net increase (decrease)	3,634,930	9,789,209	$38,645,578	$97,448,456
Fidelity Freedom Blend 2045 Fund
Class A
Shares sold	246,185	526,224	$2,579,287	$5,272,708
Reinvestment of distributions	776	29,683	7,907	291,420
Shares redeemed	(52,790)	(135,747)	(552,949)	(1,406,709)
Net increase (decrease)	194,171	420,160	$2,034,245	$4,157,419
Class M
Shares sold	23,371	65,094	$243,739	$646,909
Reinvestment of distributions	228	13,237	2,313	130,962
Shares redeemed	(8,331)	(71,017)	(85,552)	(690,426)
Net increase (decrease)	15,268	7,314	$160,500	$87,445
Class C
Shares sold	24,457	76,897	$252,473	$752,431
Reinvestment of distributions	275	12,319	2,759	120,759
Shares redeemed	(11,197)	(24,269)	(116,659)	(235,734)
Net increase (decrease)	13,535	64,947	$138,573	$637,456
Fidelity Freedom Blend 2045 Fund
Shares sold	2,840,580	2,935,028	$30,238,972	$29,435,569
Reinvestment of distributions	5,591	278,017	57,255	2,753,562
Shares redeemed	(699,221)	(978,003)	(7,427,593)	(9,852,553)
Net increase (decrease)	2,146,950	2,235,042	$22,868,634	$22,336,578
Class K
Shares sold	246,390	360,340	$2,622,451	$3,547,643
Reinvestment of distributions	1,907	113,541	19,565	1,131,566
Shares redeemed	(472,745)	(605,504)	(4,952,069)	(6,180,705)
Net increase (decrease)	(224,448)	(131,623)	$(2,310,053)	$(1,501,496)
Class K6
Shares sold	10,624,604	18,921,393	$112,707,152	$189,391,246
Reinvestment of distributions	62,148	2,535,419	641,368	25,296,806
Shares redeemed	(3,208,977)	(6,980,434)	(34,241,526)	(70,162,863)
Net increase (decrease)	7,477,775	14,476,378	$79,106,994	$144,525,189
Class I
Shares sold	282,557	2,034,306	$2,960,128	$19,980,667
Reinvestment of distributions	3,215	137,242	32,891	1,345,903
Shares redeemed	(454,830)	(404,790)	(4,826,394)	(4,055,092)
Net increase (decrease)	(169,058)	1,766,758	$(1,833,375)	$17,271,478
Class Z
Shares sold	186,774	48,222	$2,024,835	$483,929
Reinvestment of distributions	261	14,436	2,682	143,826
Shares redeemed	(16,319)	(35,391)	(173,177)	(360,701)
Net increase (decrease)	170,716	27,267	$1,854,340	$267,054
Class Z6
Shares sold	1,731,356	8,080,910	$ 18,439,599	$ 80,459,960
Reinvestment of distributions	15,400	545,312	158,310	5,383,249
Shares redeemed	(770,933)	(1,689,203)	(8,178,150)	(17,022,273)
Net increase (decrease)	975,823	6,937,019	$10,419,759	$68,820,936
Premier Class
Shares sold	5,904,099	9,843,124	$62,700,020	$98,090,946
Reinvestment of distributions	79,825	3,471,482	821,402	34,602,459
Shares redeemed	(2,005,711)	(3,968,119)	(21,250,900)	(39,798,589)
Net increase (decrease)	3,978,213	9,346,487	$42,270,522	$92,894,816
Fidelity Freedom Blend 2050 Fund
Class A
Shares sold	166,304	467,973	$1,744,193	$4,585,695
Reinvestment of distributions	543	29,925	5,530	293,936
Shares redeemed	(112,924)	(73,788)	(1,171,032)	(727,535)
Net increase (decrease)	53,923	424,110	$578,691	$4,152,096
Class M
Shares sold	17,014	43,437	$177,344	$430,066
Reinvestment of distributions	82	5,330	833	52,568
Shares redeemed	(6,860)	(16,924)	(71,712)	(164,258)
Net increase (decrease)	10,236	31,843	$106,465	$318,376
Class C
Shares sold	38,191	84,115	$391,853	$828,272
Reinvestment of distributions	155	8,365	1,550	81,697
Shares redeemed	(6,190)	(17,414)	(63,366)	(174,539)
Net increase (decrease)	32,156	75,066	$330,037	$735,430
Fidelity Freedom Blend 2050 Fund
Shares sold	2,358,249	3,000,917	$24,919,246	$30,641,511
Reinvestment of distributions	4,145	296,528	42,356	2,934,307
Shares redeemed	(860,357)	(890,466)	(9,057,504)	(8,938,406)
Net increase (decrease)	1,502,037	2,406,979	$15,904,098	$24,637,412
Class K
Shares sold	254,208	393,924	$2,708,552	$3,901,859
Reinvestment of distributions	901	75,205	9,236	748,216
Shares redeemed	(318,220)	(500,398)	(3,323,031)	(5,065,314)
Net increase (decrease)	(63,111)	(31,269)	$(605,243)	$(415,239)
Class K6
Shares sold	9,671,494	17,655,896	$102,591,671	$176,614,728
Reinvestment of distributions	39,052	2,412,856	402,240	24,014,614
Shares redeemed	(3,148,335)	(6,216,242)	(33,486,737)	(62,385,026)
Net increase (decrease)	6,562,211	13,852,510	$69,507,174	$138,244,316
Class I
Shares sold	415,060	2,619,264	$4,363,792	$25,664,438
Reinvestment of distributions	2,690	146,016	27,494	1,425,202
Shares redeemed	(403,424)	(272,638)	(4,290,593)	(2,678,433)
Net increase (decrease)	14,326	2,492,642	$100,693	$24,411,207
Class Z
Shares sold	162,953	48,764	$1,749,052	$491,801
Reinvestment of distributions	138	11,319	1,421	112,708
Shares redeemed	(31,755)	(49,651)	(335,847)	(505,732)
Net increase (decrease)	131,336	10,432	$1,414,626	$98,777
Class Z6
Shares sold	1,609,882	6,055,612	$17,044,164	$60,136,834
Reinvestment of distributions	9,872	409,972	101,390	4,041,735
Shares redeemed	(538,990)	(1,386,495)	(5,715,996)	(13,975,370)
Net increase (decrease)	1,080,764	5,079,089	$11,429,558	$50,203,199
Premier Class
Shares sold	5,708,396	9,287,205	$60,480,612	$92,663,094
Reinvestment of distributions	49,283	2,713,219	506,626	26,978,716
Shares redeemed	(1,810,559)	(3,260,182)	(19,196,412)	(32,725,126)
Net increase (decrease)	3,947,120	8,740,242	$41,790,826	$86,916,684
Fidelity Freedom Blend 2055 Fund
Class A
Shares sold	144,459	400,849	$1,518,535	$3,965,548
Reinvestment of distributions	980	20,157	10,042	198,415
Shares redeemed	(40,474)	(67,673)	(427,239)	(685,137)
Net increase (decrease)	104,965	353,333	$1,101,338	$3,478,826
Class M
Shares sold	27,294	49,301	$286,348	$494,344
Reinvestment of distributions	209	4,901	2,135	48,510
Shares redeemed	(7,165)	(5,831)	(75,219)	(58,639)
Net increase (decrease)	20,338	48,371	$213,264	$484,215
Class C
Shares sold	21,536	69,371	$224,011	$685,688
Reinvestment of distributions	201	4,355	2,029	42,541
Shares redeemed	(12,337)	(13,030)	(128,193)	(128,846)
Net increase (decrease)	9,400	60,696	$97,847	$599,383
Fidelity Freedom Blend 2055 Fund
Shares sold	1,627,855	2,199,719	$17,411,232	$22,490,001
Reinvestment of distributions	6,574	179,705	67,708	1,791,373
Shares redeemed	(503,804)	(621,666)	(5,352,509)	(6,274,455)
Net increase (decrease)	1,130,625	1,757,758	$12,126,431	$18,006,919
Class K
Shares sold	164,315	279,555	$1,767,517	$2,765,093
Reinvestment of distributions	1,214	42,948	12,537	430,577
Shares redeemed	(168,467)	(359,562)	(1,779,701)	(3,639,374)
Net increase (decrease)	(2,938)	(37,059)	$353	$(443,704)
Class K6
Shares sold	7,561,857	14,127,861	$80,634,017	$142,111,399
Reinvestment of distributions	66,306	1,638,845	687,594	16,415,962
Shares redeemed	(2,359,914)	(4,757,429)	(25,277,744)	(47,917,277)
Net increase (decrease)	5,268,249	11,009,277	$56,043,867	$110,610,084
Class I
Shares sold	382,637	2,050,563	$ 4,061,776	$ 20,267,477
Reinvestment of distributions	4,794	107,954	49,332	1,062,760
Shares redeemed	(264,019)	(342,969)	(2,807,473)	(3,473,544)
Net increase (decrease)	123,412	1,815,548	$1,303,635	$17,856,693
Class Z
Shares sold	73,544	61,511	$795,072	$627,483
Reinvestment of distributions	328	9,634	3,397	96,275
Shares redeemed	(56,871)	(15,197)	(608,877)	(156,255)
Net increase (decrease)	17,001	55,948	$189,592	$567,503
Class Z6
Shares sold	1,387,611	3,863,368	$14,817,186	$38,745,561
Reinvestment of distributions	11,727	251,912	121,145	2,501,799
Shares redeemed	(353,753)	(891,901)	(3,754,950)	(9,028,222)
Net increase (decrease)	1,045,585	3,223,379	$11,183,381	$32,219,138
Premier Class
Shares sold	4,190,304	6,628,085	$44,655,453	$66,823,029
Reinvestment of distributions	46,858	1,293,597	484,985	12,943,943
Shares redeemed	(1,021,414)	(2,210,581)	(10,885,795)	(22,254,359)
Net increase (decrease)	3,215,748	5,711,101	$34,254,643	$57,512,613
Fidelity Freedom Blend 2060 Fund
Class A
Shares sold	127,977	196,273	$1,369,682	$1,972,467
Reinvestment of distributions	788	13,667	8,168	136,527
Shares redeemed	(34,761)	(24,458)	(374,034)	(244,054)
Net increase (decrease)	94,004	185,482	$1,003,816	$1,864,940
Class M
Shares sold	14,632	39,017	$155,347	$395,158
Reinvestment of distributions	170	3,355	1,759	33,544
Shares redeemed	(3,687)	(11,453)	(39,597)	(113,514)
Net increase (decrease)	11,115	30,919	$117,509	$315,188
Class C
Shares sold	17,490	49,502	$183,373	$495,618
Reinvestment of distributions	210	3,596	2,146	35,677
Shares redeemed	(10,815)	(8,142)	(112,234)	(82,346)
Net increase (decrease)	6,885	44,956	$73,285	$448,949
Fidelity Freedom Blend 2060 Fund
Shares sold	870,377	720,480	$9,422,400	$7,331,104
Reinvestment of distributions	3,214	68,426	33,526	689,907
Shares redeemed	(144,897)	(176,396)	(1,558,542)	(1,794,736)
Net increase (decrease)	728,694	612,510	$7,897,384	$6,226,275
Class K
Shares sold	79,324	182,487	$857,243	$1,835,463
Reinvestment of distributions	649	16,363	6,777	165,421
Shares redeemed	(80,383)	(148,862)	(855,252)	(1,503,107)
Net increase (decrease)	(410)	49,988	$8,768	$497,777
Class K6
Shares sold	5,070,989	8,789,397	$54,600,943	$89,707,906
Reinvestment of distributions	41,571	776,378	435,250	7,840,731
Shares redeemed	(1,374,254)	(2,542,591)	(14,875,246)	(25,879,768)
Net increase (decrease)	3,738,306	7,023,184	$40,160,947	$71,668,869
Class I
Shares sold	242,066	1,055,613	$2,595,434	$10,563,702
Reinvestment of distributions	2,878	48,111	29,957	478,109
Shares redeemed	(118,353)	(161,555)	(1,275,955)	(1,622,694)
Net increase (decrease)	126,591	942,169	$1,349,436	$9,419,117
Class Z
Shares sold	27,773	38,558	$301,597	$400,689
Reinvestment of distributions	153	3,412	1,603	34,399
Shares redeemed	(22,608)	(8,212)	(240,881)	(82,439)
Net increase (decrease)	5,318	33,758	$62,319	$352,649
Class Z6
Shares sold	867,652	2,093,547	$9,375,397	$21,203,160
Reinvestment of distributions	6,316	98,125	66,070	982,075
Shares redeemed	(203,585)	(407,680)	(2,187,231)	(4,164,740)
Net increase (decrease)	670,383	1,783,992	$7,254,236	$18,020,495
Premier Class
Shares sold	2,222,360	3,247,020	$23,968,129	$33,090,884
Reinvestment of distributions	18,490	368,001	193,408	3,717,511
Shares redeemed	(411,305)	(707,397)	(4,449,175)	(7,164,025)
Net increase (decrease)	1,829,545	2,907,624	$19,712,362	$29,644,370
Fidelity Freedom Blend 2065 Fund
Class A
Shares sold	67,048	204,339	$745,778	$2,155,563
Reinvestment of distributions	489	5,716	5,265	59,011
Shares redeemed	(14,847)	(88,473)	(164,588)	(971,551)
Net increase (decrease)	52,690	121,582	$586,455	$1,243,023
Class M
Shares sold	9,372	15,857	$104,249	$167,271
Reinvestment of distributions	92	1,596	984	16,605
Shares redeemed	(5,305)	(6,002)	(57,564)	(62,092)
Net increase (decrease)	4,159	11,451	$47,669	$121,784
Class C
Shares sold	14,882	29,619	$162,984	$306,241
Reinvestment of distributions	145	2,102	1,539	21,776
Shares redeemed	(2,882)	(16,255)	(31,438)	(164,363)
Net increase (decrease)	12,145	15,466	$133,085	$163,654
Fidelity Freedom Blend 2065 Fund
Shares sold	274,710	292,311	$3,069,669	$3,084,591
Reinvestment of distributions	1,228	17,511	13,289	182,443
Shares redeemed	(68,495)	(81,628)	(757,335)	(869,993)
Net increase (decrease)	207,443	228,194	$2,325,623	$2,397,041
Class K
Shares sold	81,334	87,938	$915,843	$945,060
Reinvestment of distributions	250	3,482	2,705	35,941
Shares redeemed	(110,297)	(22,549)	(1,247,969)	(236,727)
Net increase (decrease)	(28,713)	68,871	$(329,421)	$744,274
Class K6
Shares sold	1,998,522	3,183,533	$22,305,721	$33,604,606
Reinvestment of distributions	11,863	143,454	128,708	1,490,762
Shares redeemed	(584,460)	(772,074)	(6,579,269)	(8,128,054)
Net increase (decrease)	1,425,925	2,554,913	$15,855,160	$26,967,314
Class I
Shares sold	100,948	143,763	$1,126,792	$1,513,223
Reinvestment of distributions	585	7,356	6,336	76,621
Shares redeemed	(34,102)	(38,482)	(388,785)	(408,616)
Net increase (decrease)	67,431	112,637	$744,343	$1,181,228
Class Z
Shares sold	8,756	7,096	$98,823	$75,494
Reinvestment of distributions	55	865	599	9,039
Shares redeemed	(3,074)	(497)	(34,544)	(5,764)
Net increase (decrease)	5,737	7,464	$64,878	$78,769
Class Z6
Shares sold	260,625	408,396	$2,918,665	$4,298,409
Reinvestment of distributions	1,262	10,995	13,707	113,497
Shares redeemed	(32,380)	(49,419)	(364,824)	(520,870)
Net increase (decrease)	229,507	369,972	$2,567,548	$3,891,036
Premier Class
Shares sold	522,954	674,253	$5,847,397	$7,115,280
Reinvestment of distributions	2,709	36,353	29,366	378,118
Shares redeemed	(100,074)	(162,103)	(1,117,410)	(1,694,225)
Net increase (decrease)	425,589	548,503	$4,759,353	$5,799,173

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom Blend 2025 Fund	Fidelity Freedom Blend 2030 Fund	Fidelity Freedom Blend 2035 Fund	Fidelity Freedom Blend 2040 Fund	Fidelity Freedom Blend 2045 Fund	Fidelity Freedom Blend 2050 Fund
Fidelity Series Corporate Bond Fund	15%	17%	12%	-%	-%	-%
Fidelity Series Government Bond Index Fund	15%	17%	12%	-%	-%	-%
Fidelity Series International Index Fund	-%	10%	13%	14%	13%	11%
Fidelity Series Investment Grade Securitized Fund	15%	17%	12%	-%	-%	-%
Fidelity Series Large Cap Growth Index Fund	-%	-%	13%	14%	13%	12%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series Corporate Bond Fund	60%
Fidelity Series Government Bond Index Fund	60%
Fidelity Series International Index Fund	83%
Fidelity Series Investment Grade Securitized Fund	60%
Fidelity Series Large Cap Growth Index Fund	84%
Fidelity Series Large Cap Value Index Fund	26%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 to September 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period- C April 1, 2023 to September 30, 2023
Fidelity Freedom® Blend Income Fund
Class A	.66%
Actual		$ 1,000	$ 978.10	$ 3.26
Hypothetical-B		$ 1,000	$ 1,021.70	$ 3.34
Class M	.91%
Actual		$ 1,000	$ 976.80	$ 4.50
Hypothetical-B		$ 1,000	$ 1,020.45	$ 4.60
Class C	1.41%
Actual		$ 1,000	$ 974.80	$ 6.96
Hypothetical-B		$ 1,000	$ 1,017.95	$ 7.11
Fidelity Freedom® Blend Income Fund	.41%
Actual		$ 1,000	$ 978.50	$ 2.03
Hypothetical-B		$ 1,000	$ 1,022.95	$ 2.07
Class K	.31%
Actual		$ 1,000	$ 979.10	$ 1.53
Hypothetical-B		$ 1,000	$ 1,023.45	$ 1.57
Class K6	.21%
Actual		$ 1,000	$ 980.50	$ 1.04
Hypothetical-B		$ 1,000	$ 1,023.95	$ 1.06
Class I	.41%
Actual		$ 1,000	$ 979.40	$ 2.03
Hypothetical-B		$ 1,000	$ 1,022.95	$ 2.07
Class Z	.31%
Actual		$ 1,000	$ 979.10	$ 1.53
Hypothetical-B		$ 1,000	$ 1,023.45	$ 1.57
Class Z6	.21%
Actual		$ 1,000	$ 980.70	$ 1.04
Hypothetical-B		$ 1,000	$ 1,023.95	$ 1.06
Premier Class	.19%
Actual		$ 1,000	$ 979.80	$ .94
Hypothetical-B		$ 1,000	$ 1,024.05	$ .96
Fidelity Freedom® Blend 2005 Fund
Class A	.66%
Actual		$ 1,000	$ 979.10	$ 3.27
Hypothetical-B		$ 1,000	$ 1,021.70	$ 3.34
Class M	.91%
Actual		$ 1,000	$ 977.60	$ 4.50
Hypothetical-B		$ 1,000	$ 1,020.45	$ 4.60
Class C	1.41%
Actual		$ 1,000	$ 974.40	$ 6.96
Hypothetical-B		$ 1,000	$ 1,017.95	$ 7.11
Fidelity Freedom® Blend 2005 Fund	.41%
Actual		$ 1,000	$ 979.90	$ 2.03
Hypothetical-B		$ 1,000	$ 1,022.95	$ 2.07
Class K	.31%
Actual		$ 1,000	$ 980.10	$ 1.53
Hypothetical-B		$ 1,000	$ 1,023.45	$ 1.57
Class K6	.21%
Actual		$ 1,000	$ 981.30	$ 1.04
Hypothetical-B		$ 1,000	$ 1,023.95	$ 1.06
Class I	.41%
Actual		$ 1,000	$ 980.50	$ 2.03
Hypothetical-B		$ 1,000	$ 1,022.95	$ 2.07
Class Z	.31%
Actual		$ 1,000	$ 980.10	$ 1.53
Hypothetical-B		$ 1,000	$ 1,023.45	$ 1.57
Class Z6	.21%
Actual		$ 1,000	$ 980.30	$ 1.04
Hypothetical-B		$ 1,000	$ 1,023.95	$ 1.06
Premier Class	.19%
Actual		$ 1,000	$ 981.30	$ .94
Hypothetical-B		$ 1,000	$ 1,024.05	$ .96
Fidelity Freedom® Blend 2010 Fund
Class A	.66%
Actual		$ 1,000	$ 980.50	$ 3.27
Hypothetical-B		$ 1,000	$ 1,021.70	$ 3.34
Class M	.91%
Actual		$ 1,000	$ 978.60	$ 4.50
Hypothetical-B		$ 1,000	$ 1,020.45	$ 4.60
Class C	1.41%
Actual		$ 1,000	$ 975.50	$ 6.96
Hypothetical-B		$ 1,000	$ 1,017.95	$ 7.11
Fidelity Freedom® Blend 2010 Fund	.41%
Actual		$ 1,000	$ 981.40	$ 2.03
Hypothetical-B		$ 1,000	$ 1,022.95	$ 2.07
Class K	.31%
Actual		$ 1,000	$ 981.60	$ 1.54
Hypothetical-B		$ 1,000	$ 1,023.45	$ 1.57
Class K6	.21%
Actual		$ 1,000	$ 982.00	$ 1.04
Hypothetical-B		$ 1,000	$ 1,023.95	$ 1.06
Class I	.41%
Actual		$ 1,000	$ 981.40	$ 2.03
Hypothetical-B		$ 1,000	$ 1,022.95	$ 2.07
Class Z	.31%
Actual		$ 1,000	$ 981.80	$ 1.54
Hypothetical-B		$ 1,000	$ 1,023.45	$ 1.57
Class Z6	.21%
Actual		$ 1,000	$ 982.00	$ 1.04
Hypothetical-B		$ 1,000	$ 1,023.95	$ 1.06
Premier Class	.19%
Actual		$ 1,000	$ 982.00	$ .94
Hypothetical-B		$ 1,000	$ 1,024.05	$ .96
Fidelity Freedom® Blend 2015 Fund
Class A	.67%
Actual		$ 1,000	$ 980.90	$ 3.32
Hypothetical-B		$ 1,000	$ 1,021.65	$ 3.39
Class M	.92%
Actual		$ 1,000	$ 980.20	$ 4.55
Hypothetical-B		$ 1,000	$ 1,020.40	$ 4.65
Class C	1.42%
Actual		$ 1,000	$ 977.00	$ 7.02
Hypothetical-B		$ 1,000	$ 1,017.90	$ 7.16
Fidelity Freedom® Blend 2015 Fund	.42%
Actual		$ 1,000	$ 981.50	$ 2.08
Hypothetical-B		$ 1,000	$ 1,022.90	$ 2.12
Class K	.32%
Actual		$ 1,000	$ 982.90	$ 1.59
Hypothetical-B		$ 1,000	$ 1,023.40	$ 1.62
Class K6	.22%
Actual		$ 1,000	$ 983.10	$ 1.09
Hypothetical-B		$ 1,000	$ 1,023.90	$ 1.11
Class I	.42%
Actual		$ 1,000	$ 982.60	$ 2.08
Hypothetical-B		$ 1,000	$ 1,022.90	$ 2.12
Class Z	.32%
Actual		$ 1,000	$ 982.90	$ 1.59
Hypothetical-B		$ 1,000	$ 1,023.40	$ 1.62
Class Z6	.22%
Actual		$ 1,000	$ 983.10	$ 1.09
Hypothetical-B		$ 1,000	$ 1,023.90	$ 1.11
Premier Class	.20%
Actual		$ 1,000	$ 983.10	$ .99
Hypothetical-B		$ 1,000	$ 1,024.00	$ 1.01
Fidelity Freedom® Blend 2020 Fund
Class A	.69%
Actual		$ 1,000	$ 982.70	$ 3.42
Hypothetical-B		$ 1,000	$ 1,021.55	$ 3.49
Class M	.94%
Actual		$ 1,000	$ 980.00	$ 4.65
Hypothetical-B		$ 1,000	$ 1,020.30	$ 4.75
Class C	1.44%
Actual		$ 1,000	$ 977.90	$ 7.12
Hypothetical-B		$ 1,000	$ 1,017.80	$ 7.26
Fidelity Freedom® Blend 2020 Fund	.44%
Actual		$ 1,000	$ 983.20	$ 2.18
Hypothetical-B		$ 1,000	$ 1,022.80	$ 2.23
Class K	.34%
Actual		$ 1,000	$ 983.50	$ 1.69
Hypothetical-B		$ 1,000	$ 1,023.30	$ 1.72
Class K6	.24%
Actual		$ 1,000	$ 983.90	$ 1.19
Hypothetical-B		$ 1,000	$ 1,023.80	$ 1.21
Class I	.44%
Actual		$ 1,000	$ 983.30	$ 2.18
Hypothetical-B		$ 1,000	$ 1,022.80	$ 2.23
Class Z	.35%
Actual		$ 1,000	$ 983.60	$ 1.74
Hypothetical-B		$ 1,000	$ 1,023.25	$ 1.77
Class Z6	.24%
Actual		$ 1,000	$ 983.80	$ 1.19
Hypothetical-B		$ 1,000	$ 1,023.80	$ 1.21
Premier Class	.21%
Actual		$ 1,000	$ 983.90	$ 1.04
Hypothetical-B		$ 1,000	$ 1,023.95	$ 1.06
Fidelity Freedom® Blend 2025 Fund
Class A	.70%
Actual		$ 1,000	$ 984.10	$ 3.47
Hypothetical-B		$ 1,000	$ 1,021.50	$ 3.54
Class M	.95%
Actual		$ 1,000	$ 982.70	$ 4.71
Hypothetical-B		$ 1,000	$ 1,020.25	$ 4.80
Class C	1.45%
Actual		$ 1,000	$ 980.30	$ 7.18
Hypothetical-B		$ 1,000	$ 1,017.75	$ 7.31
Fidelity Freedom® Blend 2025 Fund	.45%
Actual		$ 1,000	$ 984.60	$ 2.23
Hypothetical-B		$ 1,000	$ 1,022.75	$ 2.28
Class K	.35%
Actual		$ 1,000	$ 985.90	$ 1.74
Hypothetical-B		$ 1,000	$ 1,023.25	$ 1.77
Class K6	.25%
Actual		$ 1,000	$ 986.30	$ 1.24
Hypothetical-B		$ 1,000	$ 1,023.75	$ 1.26
Class I	.45%
Actual		$ 1,000	$ 984.70	$ 2.23
Hypothetical-B		$ 1,000	$ 1,022.75	$ 2.28
Class Z	.35%
Actual		$ 1,000	$ 985.90	$ 1.74
Hypothetical-B		$ 1,000	$ 1,023.25	$ 1.77
Class Z6	.25%
Actual		$ 1,000	$ 986.20	$ 1.24
Hypothetical-B		$ 1,000	$ 1,023.75	$ 1.26
Premier Class	.22%
Actual		$ 1,000	$ 986.20	$ 1.09
Hypothetical-B		$ 1,000	$ 1,023.90	$ 1.11
Fidelity Freedom® Blend 2030 Fund
Class A	.71%
Actual		$ 1,000	$ 989.80	$ 3.53
Hypothetical-B		$ 1,000	$ 1,021.45	$ 3.59
Class M	.96%
Actual		$ 1,000	$ 989.20	$ 4.77
Hypothetical-B		$ 1,000	$ 1,020.20	$ 4.85
Class C	1.46%
Actual		$ 1,000	$ 985.60	$ 7.25
Hypothetical-B		$ 1,000	$ 1,017.70	$ 7.36
Fidelity Freedom® Blend 2030 Fund	.46%
Actual		$ 1,000	$ 991.40	$ 2.29
Hypothetical-B		$ 1,000	$ 1,022.70	$ 2.33
Class K	.36%
Actual		$ 1,000	$ 991.60	$ 1.79
Hypothetical-B		$ 1,000	$ 1,023.20	$ 1.82
Class K6	.26%
Actual		$ 1,000	$ 991.80	$ 1.29
Hypothetical-B		$ 1,000	$ 1,023.70	$ 1.32
Class I	.46%
Actual		$ 1,000	$ 991.40	$ 2.29
Hypothetical-B		$ 1,000	$ 1,022.70	$ 2.33
Class Z	.36%
Actual		$ 1,000	$ 991.60	$ 1.79
Hypothetical-B		$ 1,000	$ 1,023.20	$ 1.82
Class Z6	.26%
Actual		$ 1,000	$ 991.80	$ 1.29
Hypothetical-B		$ 1,000	$ 1,023.70	$ 1.32
Premier Class	.23%
Actual		$ 1,000	$ 991.90	$ 1.15
Hypothetical-B		$ 1,000	$ 1,023.85	$ 1.16
Fidelity Freedom® Blend 2035 Fund
Class A	.72%
Actual		$ 1,000	$ 999.60	$ 3.60
Hypothetical-B		$ 1,000	$ 1,021.40	$ 3.64
Class M	.97%
Actual		$ 1,000	$ 998.40	$ 4.85
Hypothetical-B		$ 1,000	$ 1,020.15	$ 4.90
Class C	1.47%
Actual		$ 1,000	$ 995.40	$ 7.33
Hypothetical-B		$ 1,000	$ 1,017.65	$ 7.41
Fidelity Freedom® Blend 2035 Fund	.47%
Actual		$ 1,000	$ 1,000.20	$ 2.35
Hypothetical-B		$ 1,000	$ 1,022.65	$ 2.38
Class K	.37%
Actual		$ 1,000	$ 1,001.40	$ 1.85
Hypothetical-B		$ 1,000	$ 1,023.15	$ 1.87
Class K6	.27%
Actual		$ 1,000	$ 1,001.60	$ 1.35
Hypothetical-B		$ 1,000	$ 1,023.65	$ 1.37
Class I	.47%
Actual		$ 1,000	$ 1,001.20	$ 2.35
Hypothetical-B		$ 1,000	$ 1,022.65	$ 2.38
Class Z	.37%
Actual		$ 1,000	$ 1,001.40	$ 1.85
Hypothetical-B		$ 1,000	$ 1,023.15	$ 1.87
Class Z6	.27%
Actual		$ 1,000	$ 1,001.60	$ 1.35
Hypothetical-B		$ 1,000	$ 1,023.65	$ 1.37
Premier Class	.23%
Actual		$ 1,000	$ 1,001.70	$ 1.15
Hypothetical-B		$ 1,000	$ 1,023.85	$ 1.16
Fidelity Freedom® Blend 2040 Fund
Class A	.73%
Actual		$ 1,000	$ 1,007.90	$ 3.66
Hypothetical-B		$ 1,000	$ 1,021.35	$ 3.69
Class M	.98%
Actual		$ 1,000	$ 1,005.90	$ 4.91
Hypothetical-B		$ 1,000	$ 1,020.10	$ 4.95
Class C	1.48%
Actual		$ 1,000	$ 1,004.00	$ 7.41
Hypothetical-B		$ 1,000	$ 1,017.60	$ 7.47
Fidelity Freedom® Blend 2040 Fund	.48%
Actual		$ 1,000	$ 1,008.80	$ 2.41
Hypothetical-B		$ 1,000	$ 1,022.60	$ 2.43
Class K	.38%
Actual		$ 1,000	$ 1,009.80	$ 1.91
Hypothetical-B		$ 1,000	$ 1,023.10	$ 1.92
Class K6	.28%
Actual		$ 1,000	$ 1,010.10	$ 1.41
Hypothetical-B		$ 1,000	$ 1,023.60	$ 1.42
Class I	.48%
Actual		$ 1,000	$ 1,008.80	$ 2.41
Hypothetical-B		$ 1,000	$ 1,022.60	$ 2.43
Class Z	.38%
Actual		$ 1,000	$ 1,009.70	$ 1.91
Hypothetical-B		$ 1,000	$ 1,023.10	$ 1.92
Class Z6	.28%
Actual		$ 1,000	$ 1,010.00	$ 1.41
Hypothetical-B		$ 1,000	$ 1,023.60	$ 1.42
Premier Class	.24%
Actual		$ 1,000	$ 1,010.10	$ 1.21
Hypothetical-B		$ 1,000	$ 1,023.80	$ 1.21
Fidelity Freedom® Blend 2045 Fund
Class A	.74%
Actual		$ 1,000	$ 1,008.80	$ 3.72
Hypothetical-B		$ 1,000	$ 1,021.30	$ 3.74
Class M	.99%
Actual		$ 1,000	$ 1,008.90	$ 4.97
Hypothetical-B		$ 1,000	$ 1,020.05	$ 5.00
Class C	1.49%
Actual		$ 1,000	$ 1,006.00	$ 7.47
Hypothetical-B		$ 1,000	$ 1,017.55	$ 7.52
Fidelity Freedom® Blend 2045 Fund	.49%
Actual		$ 1,000	$ 1,010.80	$ 2.46
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class K	.39%
Actual		$ 1,000	$ 1,010.70	$ 1.96
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class K6	.29%
Actual		$ 1,000	$ 1,011.90	$ 1.46
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Class I	.49%
Actual		$ 1,000	$ 1,010.80	$ 2.46
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class Z	.39%
Actual		$ 1,000	$ 1,011.70	$ 1.96
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class Z6	.29%
Actual		$ 1,000	$ 1,011.90	$ 1.46
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Premier Class	.25%
Actual		$ 1,000	$ 1,012.00	$ 1.26
Hypothetical-B		$ 1,000	$ 1,023.75	$ 1.26
Fidelity Freedom® Blend 2050 Fund
Class A	.74%
Actual		$ 1,000	$ 1,008.60	$ 3.72
Hypothetical-B		$ 1,000	$ 1,021.30	$ 3.74
Class M	.99%
Actual		$ 1,000	$ 1,007.60	$ 4.97
Hypothetical-B		$ 1,000	$ 1,020.05	$ 5.00
Class C	1.49%
Actual		$ 1,000	$ 1,005.70	$ 7.47
Hypothetical-B		$ 1,000	$ 1,017.55	$ 7.52
Fidelity Freedom® Blend 2050 Fund	.49%
Actual		$ 1,000	$ 1,011.50	$ 2.46
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class K	.39%
Actual		$ 1,000	$ 1,011.40	$ 1.96
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class K6	.29%
Actual		$ 1,000	$ 1,011.50	$ 1.46
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Class I	.49%
Actual		$ 1,000	$ 1,010.50	$ 2.46
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class Z	.39%
Actual		$ 1,000	$ 1,011.40	$ 1.96
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class Z6	.29%
Actual		$ 1,000	$ 1,011.70	$ 1.46
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Premier Class	.25%
Actual		$ 1,000	$ 1,011.70	$ 1.26
Hypothetical-B		$ 1,000	$ 1,023.75	$ 1.26
Fidelity Freedom® Blend 2055 Fund
Class A	.74%
Actual		$ 1,000	$ 1,009.50	$ 3.72
Hypothetical-B		$ 1,000	$ 1,021.30	$ 3.74
Class M	.99%
Actual		$ 1,000	$ 1,007.60	$ 4.97
Hypothetical-B		$ 1,000	$ 1,020.05	$ 5.00
Class C	1.49%
Actual		$ 1,000	$ 1,005.70	$ 7.47
Hypothetical-B		$ 1,000	$ 1,017.55	$ 7.52
Fidelity Freedom® Blend 2055 Fund	.49%
Actual		$ 1,000	$ 1,010.40	$ 2.46
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class K	.39%
Actual		$ 1,000	$ 1,011.40	$ 1.96
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class K6	.29%
Actual		$ 1,000	$ 1,011.50	$ 1.46
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Class I	.49%
Actual		$ 1,000	$ 1,010.40	$ 2.46
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class Z	.39%
Actual		$ 1,000	$ 1,010.40	$ 1.96
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class Z6	.29%
Actual		$ 1,000	$ 1,011.50	$ 1.46
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Premier Class	.25%
Actual		$ 1,000	$ 1,011.50	$ 1.26
Hypothetical-B		$ 1,000	$ 1,023.75	$ 1.26
Fidelity Freedom® Blend 2060 Fund
Class A	.74%
Actual		$ 1,000	$ 1,009.80	$ 3.72
Hypothetical-B		$ 1,000	$ 1,021.30	$ 3.74
Class M	.99%
Actual		$ 1,000	$ 1,007.90	$ 4.97
Hypothetical-B		$ 1,000	$ 1,020.05	$ 5.00
Class C	1.49%
Actual		$ 1,000	$ 1,005.00	$ 7.47
Hypothetical-B		$ 1,000	$ 1,017.55	$ 7.52
Fidelity Freedom® Blend 2060 Fund	.49%
Actual		$ 1,000	$ 1,010.70	$ 2.46
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class K	.39%
Actual		$ 1,000	$ 1,010.60	$ 1.96
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class K6	.29%
Actual		$ 1,000	$ 1,011.80	$ 1.46
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Class I	.49%
Actual		$ 1,000	$ 1,010.70	$ 2.46
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class Z	.39%
Actual		$ 1,000	$ 1,011.60	$ 1.96
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class Z6	.29%
Actual		$ 1,000	$ 1,011.80	$ 1.46
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Premier Class	.25%
Actual		$ 1,000	$ 1,011.80	$ 1.26
Hypothetical-B		$ 1,000	$ 1,023.75	$ 1.26
Fidelity Freedom® Blend 2065 Fund
Class A	.74%
Actual		$ 1,000	$ 1,008.90	$ 3.72
Hypothetical-B		$ 1,000	$ 1,021.30	$ 3.74
Class M	.99%
Actual		$ 1,000	$ 1,008.00	$ 4.97
Hypothetical-B		$ 1,000	$ 1,020.05	$ 5.00
Class C	1.49%
Actual		$ 1,000	$ 1,005.30	$ 7.47
Hypothetical-B		$ 1,000	$ 1,017.55	$ 7.52
Fidelity Freedom® Blend 2065 Fund	.49%
Actual		$ 1,000	$ 1,009.80	$ 2.46
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class K	.39%
Actual		$ 1,000	$ 1,010.70	$ 1.96
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class K6	.29%
Actual		$ 1,000	$ 1,010.80	$ 1.46
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Class I	.49%
Actual		$ 1,000	$ 1,010.70	$ 2.46
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class Z	.39%
Actual		$ 1,000	$ 1,010.70	$ 1.96
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class Z6	.29%
Actual		$ 1,000	$ 1,010.80	$ 1.46
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Premier Class	.25%
Actual		$ 1,000	$ 1,010.80	$ 1.26
Hypothetical-B		$ 1,000	$ 1,023.75	$ 1.26

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Freedom Blend Funds
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees in 2022); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unitary fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions. The Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds previously formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of Fidelity, or reports it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with Fidelity the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered each fund's class-level management fee rates under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unitary fee arrangement for each fund. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. For each fund, data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that each fund's management fee rate ranked above the competitive median of the mapped group for 2022 and above competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expenses of the retail class of each fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
The Board noted that each fund's unitary fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees. The Board noted that for this reason, Fidelity believes that a comparison of total expense ratios (including acquired fund fees and expenses of the Series Funds) is more useful than comparisons of the unitary advisory fee paid by each class and the advisory fee paid by most competitor funds. The competitor total expense comparison includes the acquired fund fees and expenses of the underlying funds. The Board also noted that Fidelity believes the competitive discussion has limited value given that each fund has a custom benchmark unique to its own strategy, has different objectives and goals, and can have unique asset class exposures and allocations. The Board further noted that the primary comparisons for the funds are against competitor target date funds with holdings that are actively managed, but that there is still wide dispersion in the strategic and active allocation among competitors, regardless of whether the funds have similar vintages.
The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure than the others, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.
The Board noted that a different unitary (subject to certain limited exceptions) management fee rate is applicable to each class of each fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets.
The Board considered information about the reasons that certain classes of the funds were in the 4th quartile for total expense ratio comparisons. The Board also considered that the total expenses for Class M of each fund ranked in the 4th quartile of the similar sales load structure group. The Board noted that Class M has a 0.50% 12b-1 fee, which is higher than the 12b-1 fee for most front-end load classes. The Board further noted that Class M shares, purchasers of which may be subject to a front-end sales load, are primarily distributed on a load-waived basis through retirement plans and intermediary wrap products that qualify for a sales charge waiver. The Board also noted that, in the retirement plan market, Class M's 0.50% 12b-1 fee is comparable to competing Class R shares, which Lipper classifies as institutional load. The Board considered that, when excluding 12b-1 fees, twelve of the funds were at or below median. The remaining funds were above median because each target date fund has a custom benchmark unique to its own strategy, has different objectives and goals, and can have unique asset class exposures and allocations.
The Board also considered that the total expenses for Class C of each of Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, and Fidelity Freedom Blend 2040 Fund) ranked in the 4th quartile of the similar sales load structure group. The Board noted that Class C has a 1.00% 12b-1 fee, while Lipper's level load definition is broad and includes both traditionally priced (1.00%) 12b-1 fee classes and funds without sales loads that have relatively lower distribution and service fees. The Board considered that, even when excluding 12b-1 fees, the funds were above median because each target date fund has a custom benchmark unique to its own strategy, has different objectives and goals, and can have unique asset class exposures and allocations.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each of Class Z6 and Class K6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board of Trustees (for each fund) and by a vote of a majority of the outstanding voting securities of the applicable class (for each fund, except Freedom Blend 2065 Fund).
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through September 30, 2024.

1.9890345.105
FBF-SANN-1123
Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend Income Fund
Fidelity Flex® Freedom Blend 2005 Fund
Fidelity Flex® Freedom Blend 2010 Fund
Fidelity Flex® Freedom Blend 2015 Fund
Fidelity Flex® Freedom Blend 2020 Fund
Fidelity Flex® Freedom Blend 2025 Fund
Fidelity Flex® Freedom Blend 2030 Fund
Fidelity Flex® Freedom Blend 2035 Fund
Fidelity Flex® Freedom Blend 2040 Fund
Fidelity Flex® Freedom Blend 2045 Fund
Fidelity Flex® Freedom Blend 2050 Fund
Fidelity Flex® Freedom Blend 2055 Fund
Fidelity Flex® Freedom Blend 2060 Fund
Fidelity Flex® Freedom Blend 2065 Fund

Semi-Annual Report
September 30, 2023

Contents

Fidelity Flex® Freedom Blend Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Flex® Freedom Blend Income Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Investment Grade Bond Fund	12.4
Fidelity Series Government Bond Index Fund	12.2
Fidelity Series Investment Grade Securitized Fund	8.4
Fidelity Series Corporate Bond Fund	8.3
Fidelity Series Treasury Bill Index Fund	5.9
Fidelity Series Emerging Markets Opportunities Fund	4.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Short-Term Credit Fund	2.0
81.6

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend Income Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 6.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	1,077	14,595
Fidelity Series Commodity Strategy Fund (a)	88	8,711
Fidelity Series Large Cap Growth Index Fund (a)	547	9,228
Fidelity Series Large Cap Stock Fund (a)	555	10,161
Fidelity Series Large Cap Value Index Fund (a)	1,348	18,891
Fidelity Series Small Cap Core Fund (a)	5	45
Fidelity Series Small Cap Opportunities Fund (a)	374	4,616
Fidelity Series Value Discovery Fund (a)	476	6,966
TOTAL DOMESTIC EQUITY FUNDS (Cost $68,775)		73,213

International Equity Funds - 12.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	572	7,882
Fidelity Series Emerging Markets Fund (a)	1,571	12,505
Fidelity Series Emerging Markets Opportunities Fund (a)	3,057	50,042
Fidelity Series International Growth Fund (a)	1,297	19,627
Fidelity Series International Index Fund (a)	678	7,415
Fidelity Series International Small Cap Fund (a)	381	5,810
Fidelity Series International Value Fund (a)	1,775	19,504
Fidelity Series Overseas Fund (a)	1,681	19,639
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $140,505)		142,424

Bond Funds - 71.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	24,378	230,861
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	946	7,041
Fidelity Series Corporate Bond Fund (a)	11,057	96,083
Fidelity Series Emerging Markets Debt Fund (a)	836	5,980
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	222	2,012
Fidelity Series Floating Rate High Income Fund (a)	136	1,229
Fidelity Series Government Bond Index Fund (a)	15,996	141,241
Fidelity Series High Income Fund (a)	791	6,374
Fidelity Series International Credit Fund (a)	7	53
Fidelity Series International Developed Markets Bond Index Fund (a)	5,537	46,404
Fidelity Series Investment Grade Bond Fund (a)	14,992	143,171
Fidelity Series Investment Grade Securitized Fund (a)	11,386	96,552
Fidelity Series Long-Term Treasury Bond Index Fund (a)	9,091	47,819
Fidelity Series Real Estate Income Fund (a)	171	1,600
TOTAL BOND FUNDS (Cost $872,240)		826,420

Short-Term Funds - 9.9%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.41% (a)(c)	22,795	22,795
Fidelity Series Short-Term Credit Fund (a)	2,382	22,960
Fidelity Series Treasury Bill Index Fund (a)	6,888	68,394
TOTAL SHORT-TERM FUNDS (Cost $114,330)		114,149

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,195,850)	1,156,206
NET OTHER ASSETS (LIABILITIES) - 0.0%	(121)
NET ASSETS - 100.0%	1,156,085

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	163,255	78,445	10,549	-	72	(362)	230,861
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,015	2,618	104	5	(2)	(486)	7,041
Fidelity Series Blue Chip Growth Fund	10,399	5,776	2,912	46	192	1,140	14,595
Fidelity Series Canada Fund	5,948	2,962	1,044	-	21	(5)	7,882
Fidelity Series Commodity Strategy Fund	6,000	3,378	643	192	(11)	(13)	8,711
Fidelity Series Corporate Bond Fund	67,683	34,601	1,915	1,592	(25)	(4,261)	96,083
Fidelity Series Emerging Markets Debt Fund	4,185	2,223	269	150	(1)	(158)	5,980
Fidelity Series Emerging Markets Debt Local Currency Fund	1,416	694	72	-	-	(26)	2,012
Fidelity Series Emerging Markets Fund	6,056	7,633	938	-	12	(258)	12,505
Fidelity Series Emerging Markets Opportunities Fund	34,000	20,493	3,988	-	87	(550)	50,042
Fidelity Series Floating Rate High Income Fund	806	425	19	43	-	17	1,229
Fidelity Series Government Bond Index Fund	99,500	51,128	2,485	1,572	(49)	(6,853)	141,241
Fidelity Series Government Money Market Fund 5.41%	18,411	8,771	4,387	545	-	-	22,795
Fidelity Series High Income Fund	4,368	2,214	124	154	(1)	(83)	6,374
Fidelity Series International Credit Fund	53	1	-	1	-	(1)	53
Fidelity Series International Developed Markets Bond Index Fund	32,657	16,443	1,345	537	(5)	(1,346)	46,404
Fidelity Series International Growth Fund	13,804	7,397	709	-	(6)	(859)	19,627
Fidelity Series International Index Fund	5,723	2,814	1,015	-	22	(129)	7,415
Fidelity Series International Small Cap Fund	4,491	1,934	337	-	-	(278)	5,810
Fidelity Series International Value Fund	13,768	6,845	1,612	-	27	476	19,504
Fidelity Series Investment Grade Bond Fund	101,721	51,089	2,871	2,329	(44)	(6,724)	143,171
Fidelity Series Investment Grade Securitized Fund	69,776	34,398	2,328	1,497	(36)	(5,258)	96,552
Fidelity Series Large Cap Growth Index Fund	6,571	3,522	1,435	18	55	515	9,228
Fidelity Series Large Cap Stock Fund	7,230	4,105	1,411	191	52	185	10,161
Fidelity Series Large Cap Value Index Fund	13,513	7,830	2,461	-	43	(34)	18,891
Fidelity Series Long-Term Treasury Bond Index Fund	31,701	23,192	656	562	(50)	(6,368)	47,819
Fidelity Series Overseas Fund	13,791	7,225	781	-	-	(596)	19,639
Fidelity Series Real Estate Income Fund	1,494	752	621	53	(40)	15	1,600
Fidelity Series Short-Term Credit Fund	15,101	8,231	357	247	1	(16)	22,960
Fidelity Series Small Cap Core Fund	85	12	48	-	(1)	(3)	45
Fidelity Series Small Cap Opportunities Fund	3,292	1,813	484	22	4	(9)	4,616
Fidelity Series Treasury Bill Index Fund	53,173	26,160	10,818	1,551	(32)	(89)	68,394
Fidelity Series Value Discovery Fund	4,935	2,782	807	-	9	47	6,966
	819,921	427,906	59,545	11,307	294	(32,370)	1,156,206

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	73,213	73,213	-	-

International Equity Funds	142,424	142,424	-	-

Bond Funds	826,420	826,420	-	-

Short-Term Funds	114,149	114,149	-	-
Total Investments in Securities:	1,156,206	1,156,206	-	-

Fidelity Flex® Freedom Blend Income Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,195,850)	$1,156,206

Total Investment in Securities (cost $1,195,850)		$1,156,206
Cash		3
Receivable for investments sold		8,009
Receivable for fund shares sold		877
Receivable from investment adviser for expense reductions		15
Total assets		1,165,110
Liabilities
Payable for investments purchased	$8,996
Other payables and accrued expenses	29
Total Liabilities		9,025
Net Assets		$1,156,085
Net Assets consist of:
Paid in capital		$1,331,327
Total accumulated earnings (loss)		(175,242)
Net Assets		$1,156,085
Net Asset Value, offering price and redemption price per share ($1,156,085 ÷ 128,649 shares)		$8.99

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$11,196
Expenses
Independent trustees' fees and expenses	$2
Proxy	29
Total expenses before reductions	31
Expense reductions	(15)
Total expenses after reductions		16
Net Investment income (loss)		11,180
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	294
Capital gain distributions from underlying funds:
Affiliated issuers	111
Total net realized gain (loss)		405
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(32,370)
Total change in net unrealized appreciation (depreciation)		(32,370)
Net gain (loss)		(31,965)
Net increase (decrease) in net assets resulting from operations		$(20,785)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,180	$62,123
Net realized gain (loss)	405	(138,786)
Change in net unrealized appreciation (depreciation)	(32,370)	(5,776)
Net increase (decrease) in net assets resulting from operations	(20,785)	(82,439)
Distributions to shareholders	(9,711)	(62,185)

Share transactions
Proceeds from sales of shares	433,668	3,213,723
Reinvestment of distributions	9,711	62,185
Cost of shares redeemed	(76,723)	(2,462,521)

Net increase (decrease) in net assets resulting from share transactions	366,656	813,387
Total increase (decrease) in net assets	336,160	668,763

Net Assets
Beginning of period	819,925	151,162
End of period	$1,156,085	$819,925

Other Information
Shares
Sold	47,295	337,023
Issued in reinvestment of distributions	1,055	6,894
Redeemed	(8,315)	(270,190)
Net increase (decrease)	40,035	73,727

Financial Highlights
Fidelity Flex® Freedom Blend Income Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.25	$10.15	$10.72	$9.79	$10.01	$10.09
Income from Investment Operations
Net investment income (loss) A,B	.11	.35	.28	.14	.23	.25
Net realized and unrealized gain (loss)	(.27)	(.77)	(.33)	1.11	- C	.10
Total from investment operations	(.16)	(.42)	(.05)	1.25	.23	.35
Distributions from net investment income	(.10)	(.36)	(.28)	(.15)	(.24)	(.25)
Distributions from net realized gain	-	(.12)	(.24)	(.17)	(.21)	(.18)
Total distributions	(.10)	(.48)	(.52)	(.32)	(.45)	(.43)
Net asset value, end of period	$8.99	$9.25	$10.15	$10.72	$9.79	$10.01
Total Return D,E	(1.76)%	(4.01)%	(.61)%	12.84%	2.17%	3.63%
Ratios to Average Net Assets B,F,G
Expenses before reductions	-% H,I,J	-% I	-% I	-% I	-% I	-% I
Expenses net of fee waivers, if any I	-% H,J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% H,J	-%	-%	-%	-%	-%
Net investment income (loss)	2.39% H,J	3.83%	2.62%	1.37%	2.31%	2.51%
Supplemental Data
Net assets, end of period (000 omitted)	$1,156	$820	$151	$123	$109	$107
Portfolio turnover rate K	13% H	178%	36%	25%	63%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount represents less than .005%.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2005 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Investment Grade Bond Fund	12.4
Fidelity Series Government Bond Index Fund	12.2
Fidelity Series Investment Grade Securitized Fund	8.4
Fidelity Series Corporate Bond Fund	8.3
Fidelity Series Treasury Bill Index Fund	6.0
Fidelity Series Emerging Markets Opportunities Fund	4.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Government Money Market Fund 5.41%	2.1
81.8

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2005 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 6.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	2,863	38,797
Fidelity Series Commodity Strategy Fund (a)	234	23,172
Fidelity Series Large Cap Growth Index Fund (a)	1,454	24,527
Fidelity Series Large Cap Stock Fund (a)	1,476	27,011
Fidelity Series Large Cap Value Index Fund (a)	3,584	50,212
Fidelity Series Small Cap Core Fund (a)	14	137
Fidelity Series Small Cap Opportunities Fund (a)	994	12,264
Fidelity Series Value Discovery Fund (a)	1,265	18,518
TOTAL DOMESTIC EQUITY FUNDS (Cost $192,704)		194,638

International Equity Funds - 12.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,518	20,919
Fidelity Series Emerging Markets Fund (a)	4,176	33,242
Fidelity Series Emerging Markets Opportunities Fund (a)	8,126	133,029
Fidelity Series International Growth Fund (a)	3,443	52,094
Fidelity Series International Index Fund (a)	1,799	19,680
Fidelity Series International Small Cap Fund (a)	1,028	15,671
Fidelity Series International Value Fund (a)	4,710	51,766
Fidelity Series Overseas Fund (a)	4,463	52,126
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $373,009)		378,527

Bond Funds - 71.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	64,806	613,714
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	2,571	19,126
Fidelity Series Corporate Bond Fund (a)	29,396	255,451
Fidelity Series Emerging Markets Debt Fund (a)	2,224	15,900
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	590	5,348
Fidelity Series Floating Rate High Income Fund (a)	366	3,309
Fidelity Series Government Bond Index Fund (a)	42,525	375,496
Fidelity Series High Income Fund (a)	2,109	17,002
Fidelity Series International Credit Fund (a)	7	54
Fidelity Series International Developed Markets Bond Index Fund (a)	14,733	123,460
Fidelity Series Investment Grade Bond Fund (a)	39,857	380,639
Fidelity Series Investment Grade Securitized Fund (a)	30,271	256,695
Fidelity Series Long-Term Treasury Bond Index Fund (a)	24,169	127,131
Fidelity Series Real Estate Income Fund (a)	403	3,764
TOTAL BOND FUNDS (Cost $2,366,813)		2,197,089

Short-Term Funds - 9.9%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.41% (a)(c)	63,764	63,764
Fidelity Series Short-Term Credit Fund (a)	5,679	54,749
Fidelity Series Treasury Bill Index Fund (a)	18,630	184,993
TOTAL SHORT-TERM FUNDS (Cost $304,341)		303,506

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,236,867)	3,073,760
NET OTHER ASSETS (LIABILITIES) - 0.0%	(301)
NET ASSETS - 100.0%	3,073,459

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	632,577	37,069	54,687	1	(918)	(327)	613,714
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	28,551	489	8,055	18	(1,081)	(778)	19,126
Fidelity Series Blue Chip Growth Fund	45,347	3,059	15,654	133	2,451	3,594	38,797
Fidelity Series Canada Fund	24,550	1,528	5,434	-	31	244	20,919
Fidelity Series Commodity Strategy Fund	24,003	2,749	3,593	548	(70)	83	23,172
Fidelity Series Corporate Bond Fund	267,644	20,527	19,154	5,470	(404)	(13,162)	255,451
Fidelity Series Emerging Markets Debt Fund	16,693	1,413	1,763	518	(61)	(382)	15,900
Fidelity Series Emerging Markets Debt Local Currency Fund	5,651	277	555	-	35	(60)	5,348
Fidelity Series Emerging Markets Fund	22,605	12,844	1,281	-	(69)	(857)	33,242
Fidelity Series Emerging Markets Opportunities Fund	140,790	19,494	27,222	-	429	(462)	133,029
Fidelity Series Floating Rate High Income Fund	3,217	254	220	148	2	56	3,309
Fidelity Series Government Bond Index Fund	393,525	31,737	27,213	5,392	(853)	(21,700)	375,496
Fidelity Series Government Money Market Fund 5.41%	73,170	8,090	17,496	1,947	-	-	63,764
Fidelity Series High Income Fund	17,422	1,089	1,251	531	(30)	(228)	17,002
Fidelity Series International Credit Fund	54	1	-	1	-	(1)	54
Fidelity Series International Developed Markets Bond Index Fund	130,309	8,743	10,948	2,115	(240)	(4,404)	123,460
Fidelity Series International Growth Fund	56,976	3,639	6,365	-	437	(2,593)	52,094
Fidelity Series International Index Fund	23,622	1,367	5,165	-	483	(627)	19,680
Fidelity Series International Small Cap Fund	18,824	337	2,716	-	55	(829)	15,671
Fidelity Series International Value Fund	56,827	2,209	9,320	-	623	1,427	51,766
Fidelity Series Investment Grade Bond Fund	402,318	28,983	29,071	8,001	(609)	(20,982)	380,639
Fidelity Series Investment Grade Securitized Fund	275,926	18,142	20,690	5,152	(605)	(16,078)	256,695
Fidelity Series Large Cap Growth Index Fund	28,782	2,008	8,914	70	1,231	1,420	24,527
Fidelity Series Large Cap Stock Fund	31,525	2,544	8,381	676	538	785	27,011
Fidelity Series Large Cap Value Index Fund	58,883	4,469	13,947	-	345	462	50,212
Fidelity Series Long-Term Treasury Bond Index Fund	127,170	28,941	8,418	1,951	(957)	(19,605)	127,131
Fidelity Series Overseas Fund	56,920	3,154	6,649	-	641	(1,940)	52,126
Fidelity Series Real Estate Income Fund	6,015	287	2,490	164	(180)	132	3,764
Fidelity Series Short-Term Credit Fund	56,869	2,187	4,253	785	(2)	(52)	54,749
Fidelity Series Small Cap Core Fund	384	-	232	-	(3)	(12)	137
Fidelity Series Small Cap Opportunities Fund	14,375	742	3,059	63	140	66	12,264
Fidelity Series Treasury Bill Index Fund	209,020	16,692	40,314	5,316	(69)	(336)	184,993
Fidelity Series Value Discovery Fund	21,528	1,707	5,144	-	15	412	18,518
	3,272,072	266,771	369,654	39,000	1,305	(96,734)	3,073,760

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	194,638	194,638	-	-

International Equity Funds	378,527	378,527	-	-

Bond Funds	2,197,089	2,197,089	-	-

Short-Term Funds	303,506	303,506	-	-
Total Investments in Securities:	3,073,760	3,073,760	-	-

Fidelity Flex® Freedom Blend 2005 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $3,236,867)	$3,073,760

Total Investment in Securities (cost $3,236,867)		$3,073,760
Receivable for investments sold		19,472
Receivable for fund shares sold		1,225
Total assets		3,094,457
Liabilities
Payable for investments purchased	$20,980
Other payables and accrued expenses	18
Total Liabilities		20,998
Net Assets		$3,073,459
Net Assets consist of:
Paid in capital		$3,262,637
Total accumulated earnings (loss)		(189,178)
Net Assets		$3,073,459
Net Asset Value, offering price and redemption price per share ($3,073,459 ÷ 338,806 shares)		$9.07

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$38,606
Expenses
Independent trustees' fees and expenses	$5
Proxy	22
Total Expenses		27
Net Investment income (loss)		38,579
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,305
Capital gain distributions from underlying funds:
Affiliated issuers	394
Total net realized gain (loss)		1,699
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(96,734)
Total change in net unrealized appreciation (depreciation)		(96,734)
Net gain (loss)		(95,035)
Net increase (decrease) in net assets resulting from operations		$(56,456)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,579	$122,816
Net realized gain (loss)	1,699	(65,114)
Change in net unrealized appreciation (depreciation)	(96,734)	(66,388)
Net increase (decrease) in net assets resulting from operations	(56,456)	(8,686)
Distributions to shareholders	(18,039)	(107,738)

Share transactions
Proceeds from sales of shares	72,560	4,094,769
Reinvestment of distributions	18,039	107,738
Cost of shares redeemed	(214,720)	(945,885)

Net increase (decrease) in net assets resulting from share transactions	(124,121)	3,256,622
Total increase (decrease) in net assets	(198,616)	3,140,198

Net Assets
Beginning of period	3,272,075	131,877
End of period	$3,073,459	$3,272,075

Other Information
Shares
Sold	7,837	429,055
Issued in reinvestment of distributions	1,942	11,982
Redeemed	(23,250)	(101,671)
Net increase (decrease)	(13,471)	339,366

Financial Highlights
Fidelity Flex® Freedom Blend 2005 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.29	$10.21	$10.84	$9.70	$10.05	$10.21
Income from Investment Operations
Net investment income (loss) A,B	.11	.40	.29	.15	.24	.25
Net realized and unrealized gain (loss)	(.28)	(.83)	(.31)	1.36	(.09)	.08
Total from investment operations	(.17)	(.43)	(.02)	1.51	.15	.33
Distributions from net investment income	(.05)	(.33)	(.29)	(.16)	(.25)	(.25)
Distributions from net realized gain	-	(.15)	(.32)	(.21)	(.25)	(.24)
Total distributions	(.05)	(.49) C	(.61)	(.37)	(.50)	(.49)
Net asset value, end of period	$9.07	$9.29	$10.21	$10.84	$9.70	$10.05
Total Return D	(1.83)%	(4.12)%	(.41)%	15.70%	1.29%	3.43%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H,I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% H,I	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H,I	-%	-%	-%	-%	-%
Net investment income (loss)	2.38% H,I	4.32%	2.64%	1.39%	2.31%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$3,073	$3,272	$132	$126	$109	$108
Portfolio turnover rate J	16% H	52%	36%	25%	65%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2010 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	14.4
Fidelity Series Investment Grade Bond Fund	11.3
Fidelity Series Government Bond Index Fund	11.2
Fidelity Series Investment Grade Securitized Fund	7.6
Fidelity Series Corporate Bond Fund	7.6
Fidelity Series Emerging Markets Opportunities Fund	5.1
Fidelity Series Treasury Bill Index Fund	4.6
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.2
73.4

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2010 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 11.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	9,997	135,457
Fidelity Series Commodity Strategy Fund (a)	420	41,636
Fidelity Series Large Cap Growth Index Fund (a)	5,076	85,636
Fidelity Series Large Cap Stock Fund (a)	5,153	94,303
Fidelity Series Large Cap Value Index Fund (a)	12,513	175,311
Fidelity Series Small Cap Core Fund (a)	46	452
Fidelity Series Small Cap Opportunities Fund (a)	3,470	42,825
Fidelity Series Value Discovery Fund (a)	4,416	64,652
TOTAL DOMESTIC EQUITY FUNDS (Cost $622,760)		640,272

International Equity Funds - 15.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	3,718	51,232
Fidelity Series Emerging Markets Fund (a)	8,894	70,797
Fidelity Series Emerging Markets Opportunities Fund (a)	17,307	283,319
Fidelity Series International Growth Fund (a)	8,433	127,585
Fidelity Series International Index Fund (a)	4,406	48,199
Fidelity Series International Small Cap Fund (a)	2,520	38,431
Fidelity Series International Value Fund (a)	11,536	126,780
Fidelity Series Overseas Fund (a)	10,930	127,665
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $859,435)		874,008

Bond Funds - 65.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	83,811	793,685
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	23,961	178,269
Fidelity Series Corporate Bond Fund (a)	48,258	419,365
Fidelity Series Emerging Markets Debt Fund (a)	4,001	28,605
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	1,060	9,611
Fidelity Series Floating Rate High Income Fund (a)	660	5,959
Fidelity Series Government Bond Index Fund (a)	69,813	616,448
Fidelity Series High Income Fund (a)	3,802	30,644
Fidelity Series International Credit Fund (a)	7	55
Fidelity Series International Developed Markets Bond Index Fund (a)	26,479	221,896
Fidelity Series Investment Grade Bond Fund (a)	65,433	624,883
Fidelity Series Investment Grade Securitized Fund (a)	49,695	421,410
Fidelity Series Long-Term Treasury Bond Index Fund (a)	45,955	241,722
Fidelity Series Real Estate Income Fund (a)	730	6,819
TOTAL BOND FUNDS (Cost $3,899,457)		3,599,371

Short-Term Funds - 7.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.41% (a)(c)	88,207	88,207
Fidelity Series Short-Term Credit Fund (a)	7,125	68,683
Fidelity Series Treasury Bill Index Fund (a)	25,286	251,090
TOTAL SHORT-TERM FUNDS (Cost $408,976)		407,980

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,790,628)	5,521,631
NET OTHER ASSETS (LIABILITIES) - 0.0%	(19)
NET ASSETS - 100.0%	5,521,612

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	800,234	61,651	66,574	1	(1,419)	(207)	793,685
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	203,090	4,760	14,171	151	(1,534)	(13,876)	178,269
Fidelity Series Blue Chip Growth Fund	151,478	9,230	44,996	446	7,021	12,724	135,457
Fidelity Series Canada Fund	59,125	3,512	12,029	-	63	561	51,232
Fidelity Series Commodity Strategy Fund	42,713	5,182	6,357	959	(322)	420	41,636
Fidelity Series Corporate Bond Fund	434,611	36,008	29,073	8,979	(228)	(21,953)	419,365
Fidelity Series Emerging Markets Debt Fund	29,633	2,502	2,743	920	(32)	(755)	28,605
Fidelity Series Emerging Markets Debt Local Currency Fund	10,052	463	859	-	66	(111)	9,611
Fidelity Series Emerging Markets Fund	49,454	23,373	211	-	(9)	(1,810)	70,797
Fidelity Series Emerging Markets Opportunities Fund	297,761	37,784	51,964	-	831	(1,093)	283,319
Fidelity Series Floating Rate High Income Fund	5,719	459	324	264	1	104	5,959
Fidelity Series Government Bond Index Fund	639,024	55,110	40,798	8,851	(653)	(36,235)	616,448
Fidelity Series Government Money Market Fund 5.41%	100,920	10,040	22,753	2,651	-	-	88,207
Fidelity Series High Income Fund	30,971	2,096	1,959	944	(35)	(429)	30,644
Fidelity Series International Credit Fund	55	1	-	1	-	(1)	55
Fidelity Series International Developed Markets Bond Index Fund	231,799	18,362	19,967	3,728	(191)	(8,107)	221,896
Fidelity Series International Growth Fund	137,221	8,296	12,559	-	898	(6,271)	127,585
Fidelity Series International Index Fund	56,893	3,155	11,456	-	1,106	(1,499)	48,199
Fidelity Series International Small Cap Fund	44,634	804	5,091	-	73	(1,989)	38,431
Fidelity Series International Value Fund	136,857	5,411	20,318	-	1,214	3,616	126,780
Fidelity Series Investment Grade Bond Fund	653,312	51,037	44,110	13,057	(541)	(34,815)	624,883
Fidelity Series Investment Grade Securitized Fund	448,061	32,616	31,877	8,451	(590)	(26,800)	421,410
Fidelity Series Large Cap Growth Index Fund	95,981	5,586	24,538	234	3,332	5,275	85,636
Fidelity Series Large Cap Stock Fund	104,970	7,129	22,023	2,343	1,203	3,024	94,303
Fidelity Series Large Cap Value Index Fund	196,003	13,158	36,356	-	957	1,549	175,311
Fidelity Series Long-Term Treasury Bond Index Fund	240,310	53,984	13,486	3,679	(1,297)	(37,789)	241,722
Fidelity Series Overseas Fund	137,078	6,914	13,008	-	1,294	(4,613)	127,665
Fidelity Series Real Estate Income Fund	10,718	501	4,316	289	(384)	300	6,819
Fidelity Series Short-Term Credit Fund	71,188	2,809	5,242	975	-	(72)	68,683
Fidelity Series Small Cap Core Fund	1,275	-	785	-	2	(40)	452
Fidelity Series Small Cap Opportunities Fund	47,901	2,161	7,910	210	426	247	42,825
Fidelity Series Treasury Bill Index Fund	283,615	26,259	58,244	7,363	(82)	(458)	251,090
Fidelity Series Value Discovery Fund	71,706	5,109	13,561	-	70	1,328	64,652
	5,824,362	495,462	639,658	64,496	11,240	(169,775)	5,521,631

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	640,272	640,272	-	-

International Equity Funds	874,008	874,008	-	-

Bond Funds	3,599,371	3,599,371	-	-

Short-Term Funds	407,980	407,980	-	-
Total Investments in Securities:	5,521,631	5,521,631	-	-

Fidelity Flex® Freedom Blend 2010 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $5,790,628)	$5,521,631

Total Investment in Securities (cost $5,790,628)		$5,521,631
Cash		1
Receivable for investments sold		31,677
Receivable for fund shares sold		1,870
Total assets		5,555,179
Liabilities
Payable for investments purchased	$33,546
Other payables and accrued expenses	21
Total Liabilities		33,567
Net Assets		$5,521,612
Net Assets consist of:
Paid in capital		$5,861,086
Total accumulated earnings (loss)		(339,474)
Net Assets		$5,521,612
Net Asset Value, offering price and redemption price per share ($5,521,612 ÷ 602,902 shares)		$9.16

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$63,131
Expenses
Independent trustees' fees and expenses	$10
Proxy	20
Total Expenses		30
Net Investment income (loss)		63,101
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	11,240
Capital gain distributions from underlying funds:
Affiliated issuers	1,365
Total net realized gain (loss)		12,605
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(169,775)
Total change in net unrealized appreciation (depreciation)		(169,775)
Net gain (loss)		(157,170)
Net increase (decrease) in net assets resulting from operations		$(94,069)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$63,101	$235,012
Net realized gain (loss)	12,605	(144,040)
Change in net unrealized appreciation (depreciation)	(169,775)	(100,880)
Net increase (decrease) in net assets resulting from operations	(94,069)	(9,908)
Distributions to shareholders	(25,812)	(213,337)

Share transactions
Proceeds from sales of shares	152,374	9,838,265
Reinvestment of distributions	25,812	213,337
Cost of shares redeemed	(361,056)	(4,138,919)

Net increase (decrease) in net assets resulting from share transactions	(182,870)	5,912,683
Total increase (decrease) in net assets	(302,751)	5,689,438

Net Assets
Beginning of period	5,824,363	134,925
End of period	$5,521,612	$5,824,363

Other Information
Shares
Sold	16,283	1,028,908
Issued in reinvestment of distributions	2,755	23,686
Redeemed	(38,717)	(443,008)
Net increase (decrease)	(19,679)	609,586

Financial Highlights
Fidelity Flex® Freedom Blend 2010 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.36	$10.38	$11.06	$9.52	$10.07	$10.28
Income from Investment Operations
Net investment income (loss) A,B	.10	.39	.30	.15	.24	.25
Net realized and unrealized gain (loss)	(.26)	(.90)	(.27)	1.82	(.24)	.07
Total from investment operations	(.16)	(.51)	.03	1.97	- C	.32
Distributions from net investment income	(.04)	(.33)	(.30)	(.17)	(.25)	(.25)
Distributions from net realized gain	-	(.18)	(.41)	(.27)	(.30)	(.29)
Total distributions	(.04)	(.51)	(.71)	(.43) D	(.55)	(.53) D
Net asset value, end of period	$9.16	$9.36	$10.38	$11.06	$9.52	$10.07
Total Return E	(1.70)%	(4.76)%	.02%	20.94%	(.34)%	3.40%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I,J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-% I,J	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I,J	-%	-%	-%	-%	-%
Net investment income (loss)	2.19% I,J	4.27%	2.67%	1.45%	2.32%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$5,522	$5,824	$135	$131	$108	$109
Portfolio turnover rate K	17% I	98%	33%	26%	65%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount represents less than .005%.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2015 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	10.3
Fidelity Series Government Bond Index Fund	10.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	8.8
Fidelity Series Investment Grade Securitized Fund	6.9
Fidelity Series Corporate Bond Fund	6.9
Fidelity Series Emerging Markets Opportunities Fund	6.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.8
Fidelity Series Large Cap Value Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
Fidelity Series International Developed Markets Bond Index Fund	4.0
68.2

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2015 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 17.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	29,250	396,337
Fidelity Series Commodity Strategy Fund (a)	813	80,615
Fidelity Series Large Cap Growth Index Fund (a)	14,853	250,567
Fidelity Series Large Cap Stock Fund (a)	15,077	275,914
Fidelity Series Large Cap Value Index Fund (a)	36,612	512,936
Fidelity Series Small Cap Core Fund (a)	130	1,287
Fidelity Series Small Cap Opportunities Fund (a)	10,154	125,306
Fidelity Series Value Discovery Fund (a)	12,921	189,161
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,749,711)		1,832,123

International Equity Funds - 19.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	9,234	127,249
Fidelity Series Emerging Markets Fund (a)	20,082	159,849
Fidelity Series Emerging Markets Opportunities Fund (a)	39,077	639,698
Fidelity Series International Growth Fund (a)	20,945	316,902
Fidelity Series International Index Fund (a)	10,943	119,718
Fidelity Series International Small Cap Fund (a)	6,286	95,863
Fidelity Series International Value Fund (a)	28,653	314,895
Fidelity Series Overseas Fund (a)	27,149	317,100
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,057,247)		2,091,274

Bond Funds - 58.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	99,466	941,943
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	84,071	625,485
Fidelity Series Corporate Bond Fund (a)	84,889	737,685
Fidelity Series Emerging Markets Debt Fund (a)	7,795	55,732
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	2,058	18,668
Fidelity Series Floating Rate High Income Fund (a)	1,284	11,591
Fidelity Series Government Bond Index Fund (a)	122,812	1,084,432
Fidelity Series High Income Fund (a)	7,354	59,271
Fidelity Series International Credit Fund (a)	7	55
Fidelity Series International Developed Markets Bond Index Fund (a)	51,406	430,784
Fidelity Series Investment Grade Bond Fund (a)	115,107	1,099,277
Fidelity Series Investment Grade Securitized Fund (a)	87,434	741,440
Fidelity Series Long-Term Treasury Bond Index Fund (a)	93,955	494,202
Fidelity Series Real Estate Income Fund (a)	1,448	13,529
TOTAL BOND FUNDS (Cost $6,893,815)		6,314,094

Short-Term Funds - 4.5%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.41% (a)(c)	109,742	109,742
Fidelity Series Short-Term Credit Fund (a)	7,369	71,037
Fidelity Series Treasury Bill Index Fund (a)	30,473	302,595
TOTAL SHORT-TERM FUNDS (Cost $484,283)		483,374

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,185,056)	10,720,865
NET OTHER ASSETS (LIABILITIES) - 0.0%	(889)
NET ASSETS - 100.0%	10,719,976

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	902,233	108,095	66,403	2	(558)	(1,424)	941,943
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	675,860	41,388	38,667	521	(402)	(52,694)	625,485
Fidelity Series Blue Chip Growth Fund	426,337	27,481	113,556	1,312	16,755	39,320	396,337
Fidelity Series Canada Fund	142,630	10,034	26,918	-	345	1,158	127,249
Fidelity Series Commodity Strategy Fund	81,077	11,216	11,754	1,875	(2,681)	2,757	80,615
Fidelity Series Corporate Bond Fund	746,303	76,381	46,120	15,489	(475)	(38,404)	737,685
Fidelity Series Emerging Markets Debt Fund	56,365	5,259	4,354	1,748	(29)	(1,509)	55,732
Fidelity Series Emerging Markets Debt Local Currency Fund	19,087	1,101	1,426	-	80	(174)	18,668
Fidelity Series Emerging Markets Fund	102,210	62,885	1,140	-	(64)	(4,042)	159,849
Fidelity Series Emerging Markets Opportunities Fund	669,860	74,196	103,965	-	2,244	(2,637)	639,698
Fidelity Series Floating Rate High Income Fund	10,860	1,063	534	510	2	200	11,591
Fidelity Series Government Bond Index Fund	1,097,385	117,431	65,933	15,267	(737)	(63,714)	1,084,432
Fidelity Series Government Money Market Fund 5.41%	128,329	17,923	36,510	3,421	-	-	109,742
Fidelity Series High Income Fund	58,821	4,927	3,585	1,827	(16)	(876)	59,271
Fidelity Series International Credit Fund	55	1	-	1	-	(1)	55
Fidelity Series International Developed Markets Bond Index Fund	440,119	44,372	37,715	7,186	(397)	(15,595)	430,784
Fidelity Series International Growth Fund	331,035	24,774	25,713	-	1,652	(14,846)	316,902
Fidelity Series International Index Fund	137,254	9,045	25,574	-	2,357	(3,364)	119,718
Fidelity Series International Small Cap Fund	106,602	3,190	9,194	-	150	(4,885)	95,863
Fidelity Series International Value Fund	330,158	16,996	44,071	-	2,388	9,424	314,895
Fidelity Series Investment Grade Bond Fund	1,121,884	109,903	70,678	22,656	(816)	(61,016)	1,099,277
Fidelity Series Investment Grade Securitized Fund	769,416	70,226	50,361	14,582	(628)	(47,213)	741,440
Fidelity Series Large Cap Growth Index Fund	270,117	16,946	61,062	669	8,073	16,493	250,567
Fidelity Series Large Cap Stock Fund	295,613	21,185	52,777	6,712	3,207	8,686	275,914
Fidelity Series Large Cap Value Index Fund	551,767	39,642	85,017	-	2,329	4,215	512,936
Fidelity Series Long-Term Treasury Bond Index Fund	481,886	115,555	23,525	7,457	(764)	(78,950)	494,202
Fidelity Series Overseas Fund	330,695	21,750	27,082	-	2,184	(10,447)	317,100
Fidelity Series Real Estate Income Fund	20,440	1,198	7,927	568	(761)	579	13,529
Fidelity Series Short-Term Credit Fund	71,868	4,603	5,353	997	(8)	(73)	71,037
Fidelity Series Small Cap Core Fund	3,567	-	2,178	1	11	(113)	1,287
Fidelity Series Small Cap Opportunities Fund	135,029	7,587	19,124	619	1,056	758	125,306
Fidelity Series Treasury Bill Index Fund	348,667	44,663	90,074	9,129	(259)	(402)	302,595
Fidelity Series Value Discovery Fund	202,014	15,903	32,600	-	193	3,651	189,161
	11,065,543	1,126,919	1,190,890	112,549	34,431	(315,138)	10,720,865

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,832,123	1,832,123	-	-

International Equity Funds	2,091,274	2,091,274	-	-

Bond Funds	6,314,094	6,314,094	-	-

Short-Term Funds	483,374	483,374	-	-
Total Investments in Securities:	10,720,865	10,720,865	-	-

Fidelity Flex® Freedom Blend 2015 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $11,185,056)	$10,720,865

Total Investment in Securities (cost $11,185,056)		$10,720,865
Receivable for investments sold		51,935
Receivable for fund shares sold		5,527
Total assets		10,778,327
Liabilities
Payable for investments purchased	$58,302
Other payables and accrued expenses	49
Total Liabilities		58,351
Net Assets		$10,719,976
Net Assets consist of:
Paid in capital		$11,431,419
Total accumulated earnings (loss)		(711,443)
Net Assets		$10,719,976
Net Asset Value, offering price and redemption price per share ($10,719,976 ÷ 1,154,042 shares)		$9.29

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$108,637
Expenses
Independent trustees' fees and expenses	$18
Proxy	50
Total Expenses		68
Net Investment income (loss)		108,569
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	34,431
Capital gain distributions from underlying funds:
Affiliated issuers	3,912
Total net realized gain (loss)		38,343
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(315,138)
Total change in net unrealized appreciation (depreciation)		(315,138)
Net gain (loss)		(276,795)
Net increase (decrease) in net assets resulting from operations		$(168,226)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$108,569	$437,272
Net realized gain (loss)	38,343	(390,918)
Change in net unrealized appreciation (depreciation)	(315,138)	(151,649)
Net increase (decrease) in net assets resulting from operations	(168,226)	(105,295)
Distributions to shareholders	(40,007)	(402,792)

Share transactions
Proceeds from sales of shares	448,379	18,669,451
Reinvestment of distributions	40,007	402,792
Cost of shares redeemed	(625,722)	(7,668,393)

Net increase (decrease) in net assets resulting from share transactions	(137,336)	11,403,850
Total increase (decrease) in net assets	(345,569)	10,895,763

Net Assets
Beginning of period	11,065,545	169,782
End of period	$10,719,976	$11,065,545

Other Information
Shares
Sold	47,105	1,925,402
Issued in reinvestment of distributions	4,211	44,434
Redeemed	(65,770)	(817,321)
Net increase (decrease)	(14,454)	1,152,515

Financial Highlights
Fidelity Flex® Freedom Blend 2015 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.47	$10.62	$11.29	$9.35	$10.09	$10.35
Income from Investment Operations
Net investment income (loss) A,B	.09	.38	.31	.16	.24	.24
Net realized and unrealized gain (loss)	(.24)	(.98)	(.22)	2.27	(.39)	.08
Total from investment operations	(.15)	(.60)	.09	2.43	(.15)	.32
Distributions from net investment income	(.03)	(.37)	(.30)	(.17)	(.25)	(.24)
Distributions from net realized gain	-	(.18)	(.46)	(.31)	(.34)	(.33)
Total distributions	(.03)	(.55)	(.76)	(.49) C	(.59)	(.58) C
Net asset value, end of period	$9.29	$9.47	$10.62	$11.29	$9.35	$10.09
Total Return D	(1.55)%	(5.53)%	.49%	26.24%	(1.91)%	3.37%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H,I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% H,I	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H,I	-%	-%	-%	-%	-%
Net investment income (loss)	1.96% H,I	4.09%	2.72%	1.50%	2.34%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$10,720	$11,066	$170	$136	$108	$110
Portfolio turnover rate J	20% I	93%	32%	26%	66%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2020 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	9.2
Fidelity Series Government Bond Index Fund	9.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.4
Fidelity Series Emerging Markets Opportunities Fund	6.8
Fidelity Series Large Cap Value Index Fund	6.4
Fidelity Series Investment Grade Securitized Fund	6.2
Fidelity Series Corporate Bond Fund	6.2
Fidelity Series Blue Chip Growth Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.0
66.1

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2020 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 22.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	139,177	1,885,848
Fidelity Series Commodity Strategy Fund (a)	2,888	286,232
Fidelity Series Large Cap Growth Index Fund (a)	70,672	1,192,239
Fidelity Series Large Cap Stock Fund (a)	71,739	1,312,818
Fidelity Series Large Cap Value Index Fund (a)	174,208	2,440,660
Fidelity Series Small Cap Core Fund (a)	611	6,035
Fidelity Series Small Cap Opportunities Fund (a)	48,316	596,217
Fidelity Series Value Discovery Fund (a)	61,478	900,037
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,157,849)		8,620,086

International Equity Funds - 23.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	40,004	551,259
Fidelity Series Emerging Markets Fund (a)	81,566	649,268
Fidelity Series Emerging Markets Opportunities Fund (a)	158,723	2,598,295
Fidelity Series International Growth Fund (a)	90,742	1,372,927
Fidelity Series International Index Fund (a)	47,527	519,941
Fidelity Series International Small Cap Fund (a)	27,321	416,641
Fidelity Series International Value Fund (a)	124,334	1,366,430
Fidelity Series Overseas Fund (a)	117,619	1,373,788
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,691,865)		8,848,549

Bond Funds - 52.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	127,893	1,211,150
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	432,859	3,220,471
Fidelity Series Corporate Bond Fund (a)	270,635	2,351,821
Fidelity Series Emerging Markets Debt Fund (a)	28,020	200,345
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	7,327	66,457
Fidelity Series Floating Rate High Income Fund (a)	4,562	41,192
Fidelity Series Government Bond Index Fund (a)	391,467	3,456,650
Fidelity Series High Income Fund (a)	26,090	210,287
Fidelity Series International Credit Fund (a)	9	67
Fidelity Series International Developed Markets Bond Index Fund (a)	182,911	1,532,798
Fidelity Series Investment Grade Bond Fund (a)	366,907	3,503,964
Fidelity Series Investment Grade Securitized Fund (a)	278,691	2,363,299
Fidelity Series Long-Term Treasury Bond Index Fund (a)	351,868	1,850,828
Fidelity Series Real Estate Income Fund (a)	5,160	48,195
TOTAL BOND FUNDS (Cost $22,150,506)		20,057,524

Short-Term Funds - 1.6%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.41% (a)(c)	178,710	178,710
Fidelity Series Short-Term Credit Fund (a)	1,711	16,490
Fidelity Series Treasury Bill Index Fund (a)	42,850	425,504
TOTAL SHORT-TERM FUNDS (Cost $621,560)		620,704

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $39,621,780)	38,146,863
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,771)
NET ASSETS - 100.0%	38,144,092

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,096,072	250,651	133,393	2	(228)	(1,952)	1,211,150
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,715,860	229,497	449,596	2,641	(27,749)	(247,541)	3,220,471
Fidelity Series Blue Chip Growth Fund	2,182,739	81,544	651,807	6,261	95,558	177,814	1,885,848
Fidelity Series Canada Fund	668,562	33,644	158,183	-	(37)	7,273	551,259
Fidelity Series Commodity Strategy Fund	312,969	38,176	64,846	6,721	(10,928)	10,861	286,232
Fidelity Series Corporate Bond Fund	2,575,337	247,818	346,182	50,500	(5,358)	(119,794)	2,351,821
Fidelity Series Emerging Markets Debt Fund	217,445	13,713	25,225	6,366	(411)	(5,177)	200,345
Fidelity Series Emerging Markets Debt Local Currency Fund	73,664	1,852	8,735	-	583	(907)	66,457
Fidelity Series Emerging Markets Fund	443,103	226,129	3,278	-	(88)	(16,598)	649,268
Fidelity Series Emerging Markets Opportunities Fund	2,967,981	273,190	642,724	-	3,782	(3,934)	2,598,295
Fidelity Series Floating Rate High Income Fund	41,901	3,429	4,860	1,833	(14)	736	41,192
Fidelity Series Government Bond Index Fund	3,786,953	382,278	504,916	49,762	(5,986)	(201,679)	3,456,650
Fidelity Series Government Money Market Fund 5.41%	251,920	44,246	117,456	6,515	-	-	178,710
Fidelity Series High Income Fund	226,941	12,823	26,279	6,604	(694)	(2,504)	210,287
Fidelity Series International Credit Fund	67	1	-	1	-	(1)	67
Fidelity Series International Developed Markets Bond Index Fund	1,698,613	151,797	258,473	27,550	(4,183)	(54,956)	1,532,798
Fidelity Series International Growth Fund	1,551,725	96,810	219,642	-	17,722	(73,688)	1,372,927
Fidelity Series International Index Fund	643,390	31,352	151,244	-	14,383	(17,940)	519,941
Fidelity Series International Small Cap Fund	496,568	8,709	68,402	-	1,565	(21,799)	416,641
Fidelity Series International Value Fund	1,547,632	60,926	295,412	-	17,369	35,915	1,366,430
Fidelity Series Investment Grade Bond Fund	3,871,495	360,548	528,962	73,865	(9,214)	(189,903)	3,503,964
Fidelity Series Investment Grade Securitized Fund	2,655,110	229,846	367,789	47,550	(10,039)	(143,829)	2,363,299
Fidelity Series Large Cap Growth Index Fund	1,382,788	52,017	362,758	3,176	49,190	71,002	1,192,239
Fidelity Series Large Cap Stock Fund	1,513,961	71,978	332,262	32,214	19,132	40,009	1,312,818
Fidelity Series Large Cap Value Index Fund	2,825,268	123,133	540,344	-	9,822	22,781	2,440,660
Fidelity Series Long-Term Treasury Bond Index Fund	1,963,019	417,955	227,261	28,620	(14,551)	(288,334)	1,850,828
Fidelity Series Overseas Fund	1,550,149	88,649	231,653	-	20,982	(54,339)	1,373,788
Fidelity Series Real Estate Income Fund	78,843	3,529	33,580	2,014	(2,975)	2,378	48,195
Fidelity Series Short-Term Credit Fund	34,144	3,723	21,379	305	45	(43)	16,490
Fidelity Series Small Cap Core Fund	18,303	5	11,727	5	49	(595)	6,035
Fidelity Series Small Cap Opportunities Fund	691,884	27,105	131,064	2,952	5,042	3,250	596,217
Fidelity Series Treasury Bill Index Fund	615,779	101,406	290,641	15,451	(232)	(808)	425,504
Fidelity Series Value Discovery Fund	1,034,806	58,015	212,426	-	(661)	20,303	900,037
	42,734,991	3,726,494	7,422,499	370,908	161,876	(1,053,999)	38,146,863

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	8,620,086	8,620,086	-	-

International Equity Funds	8,848,549	8,848,549	-	-

Bond Funds	20,057,524	20,057,524	-	-

Short-Term Funds	620,704	620,704	-	-
Total Investments in Securities:	38,146,863	38,146,863	-	-

Fidelity Flex® Freedom Blend 2020 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $39,621,780)	$38,146,863

Total Investment in Securities (cost $39,621,780)		$38,146,863
Receivable for investments sold		181,127
Receivable for fund shares sold		10,151
Total assets		38,338,141
Liabilities
Payable for investments purchased	$193,922
Other payables and accrued expenses	127
Total Liabilities		194,049
Net Assets		$38,144,092
Net Assets consist of:
Paid in capital		$40,041,224
Total accumulated earnings (loss)		(1,897,132)
Net Assets		$38,144,092
Net Asset Value, offering price and redemption price per share ($38,144,092 ÷ 3,971,337 shares)		$9.60

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$352,134
Expenses
Independent trustees' fees and expenses	$68
Proxy	127
Total Expenses		195
Net Investment income (loss)		351,939
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	161,876
Capital gain distributions from underlying funds:
Affiliated issuers	18,774
Total net realized gain (loss)		180,650
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(1,053,999)
Total change in net unrealized appreciation (depreciation)		(1,053,999)
Net gain (loss)		(873,349)
Net increase (decrease) in net assets resulting from operations		$(521,410)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$351,939	$1,532,112
Net realized gain (loss)	180,650	(948,273)
Change in net unrealized appreciation (depreciation)	(1,053,999)	(422,201)
Net increase (decrease) in net assets resulting from operations	(521,410)	161,638
Distributions to shareholders	-	(1,411,410)

Share transactions
Proceeds from sales of shares	1,318,445	59,157,217
Reinvestment of distributions	-	1,411,410
Cost of shares redeemed	(5,387,935)	(16,846,396)

Net increase (decrease) in net assets resulting from share transactions	(4,069,490)	43,722,231
Total increase (decrease) in net assets	(4,590,900)	42,472,459

Net Assets
Beginning of period	42,734,992	262,533
End of period	$38,144,092	$42,734,992

Other Information
Shares
Sold	133,730	5,979,849
Issued in reinvestment of distributions	-	152,060
Redeemed	(547,293)	(1,771,037)
Net increase (decrease)	(413,563)	4,360,872

Financial Highlights
Fidelity Flex® Freedom Blend 2020 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.75	$10.93	$11.51	$9.20	$10.10	$10.40
Income from Investment Operations
Net investment income (loss) A,B	.09	.39	.31	.17	.24	.24
Net realized and unrealized gain (loss)	(.24)	(1.09)	(.16)	2.67	(.51)	.07
Total from investment operations	(.15)	(.70)	.15	2.84	(.27)	.31
Distributions from net investment income	-	(.33)	(.27)	(.18)	(.25)	(.24)
Distributions from net realized gain	-	(.15)	(.46)	(.36)	(.38)	(.36)
Total distributions	-	(.48)	(.73)	(.53) C	(.63)	(.61) C
Net asset value, end of period	$9.60	$9.75	$10.93	$11.51	$9.20	$10.10
Total Return D	(1.54)%	(6.22)%	.98%	31.33%	(3.23)%	3.28%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H,I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% H,I	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H,I	-%	-%	-%	-%	-%
Net investment income (loss)	1.74% H,I	4.09%	2.70%	1.55%	2.35%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$38,144	$42,735	$263	$140	$107	$110
Portfolio turnover rate J	18% H	63%	36%	26%	67%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2025 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.1
Fidelity Series Investment Grade Bond Fund	7.8
Fidelity Series Large Cap Value Index Fund	7.7
Fidelity Series Government Bond Index Fund	7.6
Fidelity Series Emerging Markets Opportunities Fund	7.5
Fidelity Series Blue Chip Growth Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Investment Grade Securitized Fund	5.2
Fidelity Series Corporate Bond Fund	5.2
Fidelity Series Large Cap Stock Fund	4.1
65.9

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2025 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 27.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	267,850	3,629,371
Fidelity Series Commodity Strategy Fund (a)	4,624	458,320
Fidelity Series Large Cap Growth Index Fund (a)	136,010	2,294,492
Fidelity Series Large Cap Stock Fund (a)	138,063	2,526,558
Fidelity Series Large Cap Value Index Fund (a)	335,269	4,697,119
Fidelity Series Small Cap Core Fund (a)	1,165	11,506
Fidelity Series Small Cap Opportunities Fund (a)	92,996	1,147,576
Fidelity Series Value Discovery Fund (a)	118,316	1,732,145
TOTAL DOMESTIC EQUITY FUNDS (Cost $15,575,336)		16,497,087

International Equity Funds - 26.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	73,147	1,007,966
Fidelity Series Emerging Markets Fund (a)	143,418	1,141,606
Fidelity Series Emerging Markets Opportunities Fund (a)	278,581	4,560,378
Fidelity Series International Growth Fund (a)	165,922	2,510,401
Fidelity Series International Index Fund (a)	87,023	952,029
Fidelity Series International Small Cap Fund (a)	49,722	758,258
Fidelity Series International Value Fund (a)	227,303	2,498,057
Fidelity Series Overseas Fund (a)	215,067	2,511,979
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,603,190)		15,940,674

Bond Funds - 46.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	747,868	5,564,135
Fidelity Series Corporate Bond Fund (a)	364,413	3,166,748
Fidelity Series Emerging Markets Debt Fund (a)	45,102	322,477
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	11,690	106,031
Fidelity Series Floating Rate High Income Fund (a)	7,329	66,179
Fidelity Series Government Bond Index Fund (a)	527,068	4,654,013
Fidelity Series High Income Fund (a)	41,842	337,248
Fidelity Series International Credit Fund (a)	9	68
Fidelity Series International Developed Markets Bond Index Fund (a)	286,934	2,404,511
Fidelity Series Investment Grade Bond Fund (a)	494,011	4,717,805
Fidelity Series Investment Grade Securitized Fund (a)	375,259	3,182,192
Fidelity Series Long-Term Treasury Bond Index Fund (a)	660,005	3,471,628
Fidelity Series Real Estate Income Fund (a)	8,143	76,060
TOTAL BOND FUNDS (Cost $31,105,554)		28,069,095

Short-Term Funds - 0.6%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.41% (a)(c)	86,234	86,234
Fidelity Series Short-Term Credit Fund (a)	2,385	22,991
Fidelity Series Treasury Bill Index Fund (a)	23,061	228,994
TOTAL SHORT-TERM FUNDS (Cost $338,293)		338,219

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $62,622,373)	60,845,075
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,899)
NET ASSETS - 100.0%	60,841,176

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6,181,481	817,524	955,001	4,607	(62,833)	(417,036)	5,564,135
Fidelity Series Blue Chip Growth Fund	4,313,099	247,373	1,498,011	12,306	232,187	334,723	3,629,371
Fidelity Series Canada Fund	1,260,364	83,138	351,573	-	877	15,160	1,007,966
Fidelity Series Commodity Strategy Fund	516,147	75,321	132,558	11,041	(20,304)	19,714	458,320
Fidelity Series Corporate Bond Fund	3,601,052	399,493	658,730	71,533	(13,567)	(161,500)	3,166,748
Fidelity Series Emerging Markets Debt Fund	360,155	32,747	61,542	10,681	(1,046)	(7,837)	322,477
Fidelity Series Emerging Markets Debt Local Currency Fund	122,007	4,607	20,250	-	1,633	(1,966)	106,031
Fidelity Series Emerging Markets Fund	807,116	432,321	70,331	-	(1,322)	(26,178)	1,141,606
Fidelity Series Emerging Markets Opportunities Fund	5,407,415	457,160	1,313,530	-	11,275	(1,942)	4,560,378
Fidelity Series Floating Rate High Income Fund	69,382	7,373	11,808	3,075	91	1,141	66,179
Fidelity Series Government Bond Index Fund	5,295,708	622,700	970,501	70,482	(20,129)	(273,765)	4,654,013
Fidelity Series Government Money Market Fund 5.41%	263,860	44,461	222,087	6,284	-	-	86,234
Fidelity Series High Income Fund	375,889	33,469	66,943	11,067	(1,743)	(3,424)	337,248
Fidelity Series International Credit Fund	68	1	-	1	-	(1)	68
Fidelity Series International Developed Markets Bond Index Fund	2,763,765	281,631	545,921	44,599	(7,105)	(87,859)	2,404,511
Fidelity Series International Growth Fund	2,925,278	220,859	536,314	-	42,826	(142,248)	2,510,401
Fidelity Series International Index Fund	1,212,922	73,189	329,088	-	29,213	(34,207)	952,029
Fidelity Series International Small Cap Fund	930,605	29,776	164,819	-	2,796	(40,100)	758,258
Fidelity Series International Value Fund	2,917,621	157,772	684,571	-	45,120	62,115	2,498,057
Fidelity Series Investment Grade Bond Fund	5,413,978	587,923	1,004,597	104,603	(20,709)	(258,790)	4,717,805
Fidelity Series Investment Grade Securitized Fund	3,712,584	377,370	691,911	67,365	(11,625)	(204,226)	3,182,192
Fidelity Series Large Cap Growth Index Fund	2,733,471	135,938	826,196	6,589	120,408	130,871	2,294,492
Fidelity Series Large Cap Stock Fund	2,992,891	185,086	776,343	64,194	47,440	77,484	2,526,558
Fidelity Series Large Cap Value Index Fund	5,586,270	316,242	1,282,109	-	34,004	42,712	4,697,119
Fidelity Series Long-Term Treasury Bond Index Fund	3,870,821	794,310	600,683	56,968	(46,582)	(546,238)	3,471,628
Fidelity Series Overseas Fund	2,922,366	205,104	557,284	-	45,788	(103,995)	2,511,979
Fidelity Series Real Estate Income Fund	130,726	7,967	61,670	3,410	(5,751)	4,788	76,060
Fidelity Series Short-Term Credit Fund	22,352	664	-	318	-	(25)	22,991
Fidelity Series Small Cap Core Fund	36,161	17	23,401	9	(82)	(1,189)	11,506
Fidelity Series Small Cap Opportunities Fund	1,367,768	84,262	326,082	5,804	16,091	5,537	1,147,576
Fidelity Series Treasury Bill Index Fund	641,778	53,947	465,852	15,045	(512)	(367)	228,994
Fidelity Series Value Discovery Fund	2,045,751	149,688	504,637	-	204	41,139	1,732,145
	70,800,851	6,919,433	15,714,343	569,981	416,643	(1,577,509)	60,845,075

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	16,497,087	16,497,087	-	-

International Equity Funds	15,940,674	15,940,674	-	-

Bond Funds	28,069,095	28,069,095	-	-

Short-Term Funds	338,219	338,219	-	-
Total Investments in Securities:	60,845,075	60,845,075	-	-

Fidelity Flex® Freedom Blend 2025 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $62,622,373)	$60,845,075

Total Investment in Securities (cost $62,622,373)		$60,845,075
Receivable for investments sold		370,855
Receivable for fund shares sold		27,369
Total assets		61,243,299
Liabilities
Payable for investments purchased	$371,705
Payable for fund shares redeemed	30,115
Other payables and accrued expenses	303
Total Liabilities		402,123
Net Assets		$60,841,176
Net Assets consist of:
Paid in capital		$62,499,668
Total accumulated earnings (loss)		(1,658,492)
Net Assets		$60,841,176
Net Asset Value, offering price and redemption price per share ($60,841,176 ÷ 6,211,798 shares)		$9.79

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$532,570
Expenses
Independent trustees' fees and expenses	$115
Proxy	302
Total Expenses		417
Net Investment income (loss)		532,153
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	416,643
Capital gain distributions from underlying funds:
Affiliated issuers	37,411
Total net realized gain (loss)		454,054
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(1,577,509)
Total change in net unrealized appreciation (depreciation)		(1,577,509)
Net gain (loss)		(1,123,455)
Net increase (decrease) in net assets resulting from operations		$(591,302)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$532,153	$2,374,947
Net realized gain (loss)	454,054	(848,293)
Change in net unrealized appreciation (depreciation)	(1,577,509)	(197,445)
Net increase (decrease) in net assets resulting from operations	(591,302)	1,329,209
Distributions to shareholders	(106,244)	(2,198,319)

Share transactions
Proceeds from sales of shares	4,262,456	98,620,285
Reinvestment of distributions	106,244	2,198,319
Cost of shares redeemed	(13,630,827)	(29,584,454)

Net increase (decrease) in net assets resulting from share transactions	(9,262,127)	71,234,150
Total increase (decrease) in net assets	(9,959,673)	70,365,040

Net Assets
Beginning of period	70,800,849	435,809
End of period	$60,841,176	$70,800,849

Other Information
Shares
Sold	422,753	9,858,889
Issued in reinvestment of distributions	10,635	233,324
Redeemed	(1,349,774)	(3,003,296)
Net increase (decrease)	(916,386)	7,088,917

Financial Highlights
Fidelity Flex® Freedom Blend 2025 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.93	$11.10	$11.67	$9.07	$10.11	$10.44
Income from Investment Operations
Net investment income (loss) A,B	.08	.38	.32	.17	.24	.24
Net realized and unrealized gain (loss)	(.20)	(1.12)	(.12)	3.00	(.61)	.06
Total from investment operations	(.12)	(.74)	.20	3.17	(.37)	.30
Distributions from net investment income	(.02)	(.31)	(.28)	(.18)	(.24)	(.24)
Distributions from net realized gain	-	(.12)	(.49)	(.39)	(.42)	(.39)
Total distributions	(.02)	(.43)	(.77)	(.57)	(.67) C	(.63)
Net asset value, end of period	$9.79	$9.93	$11.10	$11.67	$9.07	$10.11
Total Return D	(1.26)%	(6.51)%	1.41%	35.43%	(4.34)%	3.28%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H,I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% H,I	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H,I	-%	-%	-%	-%	-%
Net investment income (loss)	1.57% H,I	3.95%	2.78%	1.59%	2.35%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$60,841	$70,801	$436	$143	$106	$111
Portfolio turnover rate J	20% H	64%	39%	25%	68%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2030 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	8.9
Fidelity Series Emerging Markets Opportunities Fund	8.1
Fidelity Series Investment Grade Bond Fund	6.9
Fidelity Series Blue Chip Growth Fund	6.8
Fidelity Series Government Bond Index Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	6.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Large Cap Stock Fund	4.8
Fidelity Series Investment Grade Securitized Fund	4.7
Fidelity Series Corporate Bond Fund	4.7
62.8

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2030 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 31.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	376,230	5,097,910
Fidelity Series Commodity Strategy Fund (a)	5,663	561,230
Fidelity Series Large Cap Growth Index Fund (a)	191,044	3,222,908
Fidelity Series Large Cap Stock Fund (a)	193,925	3,548,832
Fidelity Series Large Cap Value Index Fund (a)	470,924	6,597,641
Fidelity Series Small Cap Core Fund (a)	1,629	16,092
Fidelity Series Small Cap Opportunities Fund (a)	130,624	1,611,894
Fidelity Series Value Discovery Fund (a)	166,188	2,432,990
TOTAL DOMESTIC EQUITY FUNDS (Cost $21,727,928)		23,089,497

International Equity Funds - 28.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	99,471	1,370,717
Fidelity Series Emerging Markets Fund (a)	189,290	1,506,746
Fidelity Series Emerging Markets Opportunities Fund (a)	367,666	6,018,697
Fidelity Series International Growth Fund (a)	225,635	3,413,851
Fidelity Series International Index Fund (a)	118,332	1,294,552
Fidelity Series International Small Cap Fund (a)	67,345	1,027,014
Fidelity Series International Value Fund (a)	309,098	3,396,983
Fidelity Series Overseas Fund (a)	292,465	3,415,996
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $20,988,712)		21,444,556

Bond Funds - 39.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	498,721	3,710,487
Fidelity Series Corporate Bond Fund (a)	397,559	3,454,791
Fidelity Series Emerging Markets Debt Fund (a)	54,817	391,942
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	14,293	129,640
Fidelity Series Floating Rate High Income Fund (a)	8,972	81,013
Fidelity Series Government Bond Index Fund (a)	574,988	5,077,144
Fidelity Series High Income Fund (a)	51,265	413,195
Fidelity Series International Credit Fund (a)	8	57
Fidelity Series International Developed Markets Bond Index Fund (a)	348,294	2,918,703
Fidelity Series Investment Grade Bond Fund (a)	538,923	5,146,716
Fidelity Series Investment Grade Securitized Fund (a)	409,392	3,471,645
Fidelity Series Long-Term Treasury Bond Index Fund (a)	865,200	4,550,951
Fidelity Series Real Estate Income Fund (a)	10,024	93,627
TOTAL BOND FUNDS (Cost $32,526,002)		29,439,911

Short-Term Funds - 0.6%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.41% (a)(c)	113,108	113,108
Fidelity Series Short-Term Credit Fund (a)	2,745	26,462
Fidelity Series Treasury Bill Index Fund (a)	27,674	274,799
TOTAL SHORT-TERM FUNDS (Cost $414,539)		414,369

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $75,657,181)	74,388,333
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,415)
NET ASSETS - 100.0%	74,383,918

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,686,749	761,456	427,656	2,969	(18,503)	(291,559)	3,710,487
Fidelity Series Blue Chip Growth Fund	5,661,277	314,812	1,613,195	17,171	237,248	497,768	5,097,910
Fidelity Series Canada Fund	1,600,383	110,483	355,869	-	280	15,440	1,370,717
Fidelity Series Commodity Strategy Fund	595,005	84,579	117,917	13,443	(7,262)	6,825	561,230
Fidelity Series Corporate Bond Fund	3,668,747	492,275	518,129	75,082	(7,139)	(180,963)	3,454,791
Fidelity Series Emerging Markets Debt Fund	412,583	39,203	48,611	12,554	(1,310)	(9,923)	391,942
Fidelity Series Emerging Markets Debt Local Currency Fund	139,593	6,917	16,166	-	734	(1,438)	129,640
Fidelity Series Emerging Markets Fund	1,048,095	562,707	68,389	-	(1,831)	(33,836)	1,506,746
Fidelity Series Emerging Markets Opportunities Fund	6,648,910	649,964	1,271,513	-	7,509	(16,173)	6,018,697
Fidelity Series Floating Rate High Income Fund	79,256	9,509	9,176	3,618	2	1,422	81,013
Fidelity Series Government Bond Index Fund	5,395,234	767,203	773,775	74,012	(8,816)	(302,702)	5,077,144
Fidelity Series Government Money Market Fund 5.41%	302,699	50,241	239,832	7,409	-	-	113,108
Fidelity Series High Income Fund	430,447	45,475	56,286	13,036	(776)	(5,665)	413,195
Fidelity Series International Credit Fund	57	1	-	1	-	(1)	57
Fidelity Series International Developed Markets Bond Index Fund	3,137,685	376,127	482,358	51,217	(5,699)	(107,052)	2,918,703
Fidelity Series International Growth Fund	3,714,465	346,567	502,646	-	16,058	(160,593)	3,413,851
Fidelity Series International Index Fund	1,540,162	105,045	339,234	-	25,593	(37,014)	1,294,552
Fidelity Series International Small Cap Fund	1,180,852	44,045	147,021	-	(2,227)	(48,635)	1,027,014
Fidelity Series International Value Fund	3,704,728	234,579	672,573	-	36,653	93,596	3,396,983
Fidelity Series Investment Grade Bond Fund	5,515,755	733,869	803,938	109,786	(10,751)	(288,219)	5,146,716
Fidelity Series Investment Grade Securitized Fund	3,782,393	475,378	555,073	70,693	(8,129)	(222,924)	3,471,645
Fidelity Series Large Cap Growth Index Fund	3,587,976	177,997	866,115	8,538	111,494	211,556	3,222,908
Fidelity Series Large Cap Stock Fund	3,929,581	231,017	766,374	89,798	41,092	113,516	3,548,832
Fidelity Series Large Cap Value Index Fund	7,333,887	407,381	1,223,109	-	30,358	49,124	6,597,641
Fidelity Series Long-Term Treasury Bond Index Fund	4,762,790	1,126,317	569,211	72,262	(32,529)	(736,416)	4,550,951
Fidelity Series Overseas Fund	3,710,813	324,695	530,007	-	27,685	(117,190)	3,415,996
Fidelity Series Real Estate Income Fund	149,381	9,592	64,084	3,984	(4,946)	3,684	93,627
Fidelity Series Short-Term Credit Fund	25,334	1,157	-	366	-	(29)	26,462
Fidelity Series Small Cap Core Fund	47,577	22	29,910	13	(55)	(1,542)	16,092
Fidelity Series Small Cap Opportunities Fund	1,796,453	112,699	320,046	8,098	12,688	10,100	1,611,894
Fidelity Series Treasury Bill Index Fund	735,661	78,323	538,161	17,687	(549)	(475)	274,799
Fidelity Series Value Discovery Fund	2,686,270	189,554	493,147	-	2,581	47,732	2,432,990
	81,010,798	8,869,189	14,419,521	651,737	439,453	(1,511,586)	74,388,333

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	23,089,497	23,089,497	-	-

International Equity Funds	21,444,556	21,444,556	-	-

Bond Funds	29,439,911	29,439,911	-	-

Short-Term Funds	414,369	414,369	-	-
Total Investments in Securities:	74,388,333	74,388,333	-	-

Fidelity Flex® Freedom Blend 2030 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $75,657,181)	$74,388,333

Total Investment in Securities (cost $75,657,181)		$74,388,333
Receivable for investments sold		439,762
Receivable for fund shares sold		58,758
Total assets		74,886,853
Liabilities
Payable for investments purchased	$498,906
Payable for fund shares redeemed	3,591
Other payables and accrued expenses	438
Total Liabilities		502,935
Net Assets		$74,383,918
Net Assets consist of:
Paid in capital		$75,745,959
Total accumulated earnings (loss)		(1,362,041)
Net Assets		$74,383,918
Net Asset Value, offering price and redemption price per share ($74,383,918 ÷ 7,345,314 shares)		$10.13

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$599,404
Expenses
Independent trustees' fees and expenses	$133
Proxy	432
Total Expenses		565
Net Investment income (loss)		598,839
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	439,453
Capital gain distributions from underlying funds:
Affiliated issuers	52,333
Total net realized gain (loss)		491,786
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(1,511,586)
Total change in net unrealized appreciation (depreciation)		(1,511,586)
Net gain (loss)		(1,019,800)
Net increase (decrease) in net assets resulting from operations		$(420,961)
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$598,839	$2,526,395
Net realized gain (loss)	491,786	(1,034,029)
Change in net unrealized appreciation (depreciation)	(1,511,586)	271,466
Net increase (decrease) in net assets resulting from operations	(420,961)	1,763,832
Distributions to shareholders	(47,664)	(2,468,865)

Share transactions
Proceeds from sales of shares	5,479,725	101,271,210
Reinvestment of distributions	47,664	2,468,865
Cost of shares redeemed	(11,685,639)	(23,089,264)

Net increase (decrease) in net assets resulting from share transactions	(6,158,250)	80,650,811
Total increase (decrease) in net assets	(6,626,875)	79,945,778

Net Assets
Beginning of period	81,010,793	1,065,015
End of period	$74,383,918	$81,010,793

Other Information
Shares
Sold	527,601	9,915,124
Issued in reinvestment of distributions	4,641	255,493
Redeemed	(1,127,675)	(2,323,573)
Net increase (decrease)	(595,433)	7,847,044

Financial Highlights
Fidelity Flex® Freedom Blend 2030 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$11.37	$11.85	$8.90	$10.13	$10.55
Income from Investment Operations
Net investment income (loss) A,B	.08	.37	.29	.18	.24	.24
Net realized and unrealized gain (loss)	(.14)	(1.11)	(.03)	3.40	(.75)	.04
Total from investment operations	(.06)	(.74)	.26	3.58	(.51)	.28
Distributions from net investment income	(.01)	(.30)	(.26)	(.18)	(.24)	(.24)
Distributions from net realized gain	-	(.13)	(.48)	(.44)	(.47)	(.46)
Total distributions	(.01)	(.43)	(.74)	(.63) C	(.72) C	(.70)
Net asset value, end of period	$10.13	$10.20	$11.37	$11.85	$8.90	$10.13
Total Return D	(.63)%	(6.33)%	1.87%	40.91%	(5.88)%	3.09%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H,I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% H,I	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H,I	-%	-%	-%	-%	-%
Net investment income (loss)	1.50% H,I	3.75%	2.49%	1.64%	2.36%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$74,384	$81,011	$1,065	$148	$105	$112
Portfolio turnover rate J	22% I	53%	47%	25%	68%	20%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2035 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	11.0
Fidelity Series Emerging Markets Opportunities Fund	9.2
Fidelity Series Blue Chip Growth Fund	8.5
Fidelity Series Long-Term Treasury Bond Index Fund	6.6
Fidelity Series Large Cap Stock Fund	5.9
Fidelity Series Overseas Fund	5.4
Fidelity Series International Growth Fund	5.4
Fidelity Series International Value Fund	5.4
Fidelity Series Large Cap Growth Index Fund	5.4
Fidelity Series Investment Grade Bond Fund	4.7
67.5

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2035 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 38.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	478,892	6,488,985
Fidelity Series Commodity Strategy Fund (a)	5,804	575,253
Fidelity Series Large Cap Growth Index Fund (a)	243,177	4,102,402
Fidelity Series Large Cap Stock Fund (a)	246,908	4,518,413
Fidelity Series Large Cap Value Index Fund (a)	599,494	8,398,903
Fidelity Series Small Cap Core Fund (a)	2,233	22,064
Fidelity Series Small Cap Opportunities Fund (a)	166,376	2,053,075
Fidelity Series Value Discovery Fund (a)	211,623	3,098,166
TOTAL DOMESTIC EQUITY FUNDS (Cost $27,438,995)		29,257,261

International Equity Funds - 33.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	121,080	1,668,478
Fidelity Series Emerging Markets Fund (a)	220,596	1,755,946
Fidelity Series Emerging Markets Opportunities Fund (a)	429,765	7,035,252
Fidelity Series International Growth Fund (a)	274,661	4,155,623
Fidelity Series International Index Fund (a)	143,860	1,573,833
Fidelity Series International Small Cap Fund (a)	82,208	1,253,679
Fidelity Series International Value Fund (a)	376,069	4,132,998
Fidelity Series Overseas Fund (a)	356,014	4,158,246
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,185,640)		25,734,055

Bond Funds - 27.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	84,318	627,329
Fidelity Series Corporate Bond Fund (a)	279,402	2,428,000
Fidelity Series Emerging Markets Debt Fund (a)	56,441	403,553
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	14,705	133,373
Fidelity Series Floating Rate High Income Fund (a)	9,253	83,558
Fidelity Series Government Bond Index Fund (a)	404,617	3,572,769
Fidelity Series High Income Fund (a)	52,473	422,933
Fidelity Series International Credit Fund (a)	6	47
Fidelity Series International Developed Markets Bond Index Fund (a)	268,333	2,248,627
Fidelity Series Investment Grade Bond Fund (a)	379,140	3,620,790
Fidelity Series Investment Grade Securitized Fund (a)	287,876	2,441,185
Fidelity Series Long-Term Treasury Bond Index Fund (a)	951,390	5,004,313
Fidelity Series Real Estate Income Fund (a)	10,448	97,585
TOTAL BOND FUNDS (Cost $23,150,003)		21,084,062

Short-Term Funds - 0.6%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.41% (a)(c)	115,587	115,587
Fidelity Series Short-Term Credit Fund (a)	2,761	26,614
Fidelity Series Treasury Bill Index Fund (a)	28,391	281,922
TOTAL SHORT-TERM FUNDS (Cost $424,284)		424,123

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $76,198,922)	76,499,501
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,523)
NET ASSETS - 100.0%	76,495,978

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	477,150	249,376	54,461	434	(1,543)	(43,193)	627,329
Fidelity Series Blue Chip Growth Fund	6,844,295	632,671	1,906,540	21,581	255,750	662,809	6,488,985
Fidelity Series Canada Fund	1,847,753	210,006	405,867	-	5,609	10,977	1,668,478
Fidelity Series Commodity Strategy Fund	581,752	108,612	114,464	13,644	(17,633)	16,986	575,253
Fidelity Series Corporate Bond Fund	2,260,416	592,268	297,171	49,763	(1,743)	(125,770)	2,428,000
Fidelity Series Emerging Markets Debt Fund	398,982	61,834	45,975	12,606	(652)	(10,636)	403,553
Fidelity Series Emerging Markets Debt Local Currency Fund	134,762	15,141	15,770	-	226	(986)	133,373
Fidelity Series Emerging Markets Fund	1,133,213	835,742	181,762	-	(125)	(31,122)	1,755,946
Fidelity Series Emerging Markets Opportunities Fund	7,406,252	865,025	1,210,437	-	6,569	(32,157)	7,035,252
Fidelity Series Floating Rate High Income Fund	76,530	14,184	8,595	3,638	13	1,426	83,558
Fidelity Series Government Bond Index Fund	3,325,683	904,731	447,932	49,097	(7,776)	(201,937)	3,572,769
Fidelity Series Government Money Market Fund 5.41%	289,968	71,395	245,776	7,448	-	-	115,587
Fidelity Series High Income Fund	416,112	70,492	57,075	13,095	(392)	(6,204)	422,933
Fidelity Series International Credit Fund	47	1	-	1	-	(1)	47
Fidelity Series International Developed Markets Bond Index Fund	2,105,120	504,441	280,455	34,824	(1,540)	(78,939)	2,248,627
Fidelity Series International Growth Fund	4,288,595	598,230	553,709	-	4,053	(181,546)	4,155,623
Fidelity Series International Index Fund	1,778,165	205,659	394,293	-	21,641	(37,339)	1,573,833
Fidelity Series International Small Cap Fund	1,353,293	120,172	157,237	-	2,288	(64,837)	1,253,679
Fidelity Series International Value Fund	4,277,000	505,027	800,710	-	19,915	131,766	4,132,998
Fidelity Series Investment Grade Bond Fund	3,399,772	892,827	469,624	72,758	(5,547)	(196,638)	3,620,790
Fidelity Series Investment Grade Securitized Fund	2,330,676	592,153	325,070	46,835	(5,868)	(150,706)	2,441,185
Fidelity Series Large Cap Growth Index Fund	4,335,935	404,449	1,042,166	10,841	115,355	288,829	4,102,402
Fidelity Series Large Cap Stock Fund	4,750,765	490,880	911,932	113,676	31,309	157,391	4,518,413
Fidelity Series Large Cap Value Index Fund	8,866,181	871,421	1,433,806	-	15,172	79,935	8,398,903
Fidelity Series Long-Term Treasury Bond Index Fund	4,913,498	1,500,479	579,972	77,732	(15,922)	(813,770)	5,004,313
Fidelity Series Overseas Fund	4,284,226	585,174	597,845	-	7,191	(120,500)	4,158,246
Fidelity Series Real Estate Income Fund	144,911	16,423	62,436	4,019	(2,436)	1,123	97,585
Fidelity Series Short-Term Credit Fund	24,395	2,253	-	366	-	(34)	26,614
Fidelity Series Small Cap Core Fund	57,582	34	33,950	18	184	(1,786)	22,064
Fidelity Series Small Cap Opportunities Fund	2,172,068	237,402	384,234	10,175	14,344	13,495	2,053,075
Fidelity Series Treasury Bill Index Fund	707,774	121,733	546,583	17,760	(532)	(470)	281,922
Fidelity Series Value Discovery Fund	3,247,619	371,065	580,180	-	(740)	60,402	3,098,166
	78,230,490	12,651,300	14,146,027	560,311	437,170	(673,432)	76,499,501

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	29,257,261	29,257,261	-	-

International Equity Funds	25,734,055	25,734,055	-	-

Bond Funds	21,084,062	21,084,062	-	-

Short-Term Funds	424,123	424,123	-	-
Total Investments in Securities:	76,499,501	76,499,501	-	-

Fidelity Flex® Freedom Blend 2035 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $76,198,922)	$76,499,501

Total Investment in Securities (cost $76,198,922)		$76,499,501
Receivable for investments sold		438,284
Receivable for fund shares sold		55,902
Total assets		76,993,687
Liabilities
Payable for investments purchased	$497,229
Other payables and accrued expenses	480
Total Liabilities		497,709
Net Assets		$76,495,978
Net Assets consist of:
Paid in capital		$76,206,369
Total accumulated earnings (loss)		289,609
Net Assets		$76,495,978
Net Asset Value, offering price and redemption price per share ($76,495,978 ÷ 7,249,296 shares)		$10.55

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$494,063
Expenses
Independent trustees' fees and expenses	$133
Proxy	481
Total Expenses		614
Net Investment income (loss)		493,449
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	437,170
Capital gain distributions from underlying funds:
Affiliated issuers	66,248
Total net realized gain (loss)		503,418
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(673,432)
Total change in net unrealized appreciation (depreciation)		(673,432)
Net gain (loss)		(170,014)
Net increase (decrease) in net assets resulting from operations		$323,435
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$493,449	$2,242,874
Net realized gain (loss)	503,418	(772,685)
Change in net unrealized appreciation (depreciation)	(673,432)	1,015,178
Net increase (decrease) in net assets resulting from operations	323,435	2,485,367
Distributions to shareholders	-	(2,345,534)

Share transactions
Proceeds from sales of shares	8,888,091	97,509,227
Reinvestment of distributions	-	2,345,534
Cost of shares redeemed	(10,946,041)	(22,872,491)

Net increase (decrease) in net assets resulting from share transactions	(2,057,950)	76,982,270
Total increase (decrease) in net assets	(1,734,515)	77,122,103

Net Assets
Beginning of period	78,230,493	1,108,390
End of period	$76,495,978	$78,230,493

Other Information
Shares
Sold	825,176	9,346,931
Issued in reinvestment of distributions	-	236,533
Redeemed	(1,010,388)	(2,242,586)
Net increase (decrease)	(185,212)	7,340,878

Financial Highlights
Fidelity Flex® Freedom Blend 2035 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.52	$11.84	$12.21	$8.61	$10.15	$10.65
Income from Investment Operations
Net investment income (loss) A,B	.07	.35	.37	.18	.24	.22
Net realized and unrealized gain (loss)	(.04)	(1.15) C	.02	4.10	(1.02)	.02
Total from investment operations	.03	(.80)	.39	4.28	(.78)	.24
Distributions from net investment income	-	(.29)	(.25)	(.18)	(.24)	(.22)
Distributions from net realized gain	-	(.24)	(.51)	(.49)	(.52)	(.52)
Total distributions	-	(.52) D	(.76)	(.68) D	(.76)	(.74)
Net asset value, end of period	$10.55	$10.52	$11.84	$12.21	$8.61	$10.15
Total Return E	.29%	(6.53)%	2.94%	50.67%	(8.74)%	2.75%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I,J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-% I,J	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I,J	-%	-%	-%	-%	-%
Net investment income (loss)	1.23% I,J	3.50%	3.00%	1.68%	2.32%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$76,496	$78,230	$1,108	$155	$103	$113
Portfolio turnover rate K	32% J	53%	38%	23%	65%	20%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount represents less than .005%.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2040 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	13.4
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Blue Chip Growth Fund	10.3
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series Large Cap Growth Index Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	6.5
Fidelity Series Overseas Fund	6.4
Fidelity Series International Growth Fund	6.4
Fidelity Series International Value Fund	6.4
Fidelity Series Value Discovery Fund	4.9
78.4

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2040 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 46.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	482,091	6,532,327
Fidelity Series Commodity Strategy Fund (a)	4,809	476,625
Fidelity Series Large Cap Growth Index Fund (a)	244,801	4,129,799
Fidelity Series Large Cap Stock Fund (a)	248,552	4,548,501
Fidelity Series Large Cap Value Index Fund (a)	603,490	8,454,901
Fidelity Series Small Cap Core Fund (a)	2,228	22,014
Fidelity Series Small Cap Opportunities Fund (a)	167,479	2,066,690
Fidelity Series Value Discovery Fund (a)	213,030	3,118,766
TOTAL DOMESTIC EQUITY FUNDS (Cost $27,503,716)		29,349,623

International Equity Funds - 39.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	117,806	1,623,373
Fidelity Series Emerging Markets Fund (a)	207,039	1,648,029
Fidelity Series Emerging Markets Opportunities Fund (a)	403,349	6,602,828
Fidelity Series International Growth Fund (a)	267,238	4,043,311
Fidelity Series International Index Fund (a)	139,959	1,531,149
Fidelity Series International Small Cap Fund (a)	79,047	1,205,470
Fidelity Series International Value Fund (a)	365,890	4,021,134
Fidelity Series Overseas Fund (a)	346,393	4,045,867
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $24,322,335)		24,721,161

Bond Funds - 13.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	52,578	391,183
Fidelity Series Corporate Bond Fund (a)	71,935	625,118
Fidelity Series Emerging Markets Debt Fund (a)	46,900	335,335
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	12,165	110,335
Fidelity Series Floating Rate High Income Fund (a)	7,683	69,380
Fidelity Series Government Bond Index Fund (a)	104,066	918,906
Fidelity Series High Income Fund (a)	16,596	133,764
Fidelity Series International Credit Fund (a)	6	47
Fidelity Series International Developed Markets Bond Index Fund (a)	57,556	482,318
Fidelity Series Investment Grade Bond Fund (a)	97,536	931,465
Fidelity Series Investment Grade Securitized Fund (a)	74,076	628,163
Fidelity Series Long-Term Treasury Bond Index Fund (a)	780,942	4,107,753
Fidelity Series Real Estate Income Fund (a)	9,065	84,667
TOTAL BOND FUNDS (Cost $9,879,850)		8,818,434

Short-Term Funds - 0.6%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.41% (a)(c)	87,648	87,648
Fidelity Series Short-Term Credit Fund (a)	3,203	30,877
Fidelity Series Treasury Bill Index Fund (a)	23,481	233,164
TOTAL SHORT-TERM FUNDS (Cost $351,821)		351,689

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $62,057,722)	63,240,907
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,720)
NET ASSETS - 100.0%	63,239,187

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	384,287	65,528	26,413	317	(706)	(31,513)	391,183
Fidelity Series Blue Chip Growth Fund	6,642,090	531,213	1,506,924	21,635	167,863	698,085	6,532,327
Fidelity Series Canada Fund	1,735,783	163,623	290,228	-	7,015	7,180	1,623,373
Fidelity Series Commodity Strategy Fund	461,483	87,919	71,593	11,395	(19,024)	17,840	476,625
Fidelity Series Corporate Bond Fund	488,432	217,392	49,673	11,521	(1,073)	(29,960)	625,118
Fidelity Series Emerging Markets Debt Fund	321,720	46,599	23,616	10,208	(186)	(9,182)	335,335
Fidelity Series Emerging Markets Debt Local Currency Fund	108,508	9,985	7,362	-	106	(902)	110,335
Fidelity Series Emerging Markets Fund	1,109,149	679,158	107,100	-	2,409	(35,587)	1,648,029
Fidelity Series Emerging Markets Opportunities Fund	6,687,926	724,585	777,021	-	3,243	(35,905)	6,602,828
Fidelity Series Floating Rate High Income Fund	61,920	10,811	4,516	2,937	22	1,143	69,380
Fidelity Series Government Bond Index Fund	719,767	331,932	82,812	11,374	(935)	(49,046)	918,906
Fidelity Series Government Money Market Fund 5.41%	231,378	50,472	194,202	5,883	-	-	87,648
Fidelity Series High Income Fund	124,250	20,188	8,661	3,919	(65)	(1,948)	133,764
Fidelity Series International Credit Fund	47	1	-	1	-	(1)	47
Fidelity Series International Developed Markets Bond Index Fund	325,876	200,229	28,791	5,689	(280)	(14,716)	482,318
Fidelity Series International Growth Fund	4,028,738	555,962	365,743	-	8,324	(183,970)	4,043,311
Fidelity Series International Index Fund	1,670,599	159,894	282,436	-	11,291	(28,199)	1,531,149
Fidelity Series International Small Cap Fund	1,271,720	88,313	94,928	-	352	(59,987)	1,205,470
Fidelity Series International Value Fund	4,018,691	427,418	566,432	-	6,539	134,918	4,021,134
Fidelity Series Investment Grade Bond Fund	735,624	329,350	84,712	16,845	(913)	(47,884)	931,465
Fidelity Series Investment Grade Securitized Fund	503,815	218,115	55,885	10,835	(861)	(37,021)	628,163
Fidelity Series Large Cap Growth Index Fund	4,207,846	299,696	758,494	10,480	68,320	312,431	4,129,799
Fidelity Series Large Cap Stock Fund	4,612,741	387,779	626,583	112,347	18,118	156,446	4,548,501
Fidelity Series Large Cap Value Index Fund	8,606,799	667,286	900,054	-	1,127	79,743	8,454,901
Fidelity Series Long-Term Treasury Bond Index Fund	3,913,454	1,161,369	299,511	61,999	(14,373)	(653,186)	4,107,753
Fidelity Series Overseas Fund	4,024,879	543,903	409,231	-	7,421	(121,105)	4,045,867
Fidelity Series Real Estate Income Fund	114,060	10,682	38,825	3,339	(2,499)	1,249	84,667
Fidelity Series Short-Term Credit Fund	28,721	2,192	-	424	-	(36)	30,877
Fidelity Series Small Cap Core Fund	55,177	32	31,454	16	(25)	(1,716)	22,014
Fidelity Series Small Cap Opportunities Fund	2,110,047	196,241	262,767	10,208	7,111	16,058	2,066,690
Fidelity Series Treasury Bill Index Fund	566,985	92,483	425,502	14,178	(389)	(413)	233,164
Fidelity Series Value Discovery Fund	3,153,888	318,946	409,674	-	(6,575)	62,181	3,118,766
	63,026,400	8,599,296	8,791,143	325,550	261,357	144,997	63,240,907

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	29,349,623	29,349,623	-	-

International Equity Funds	24,721,161	24,721,161	-	-

Bond Funds	8,818,434	8,818,434	-	-

Short-Term Funds	351,689	351,689	-	-
Total Investments in Securities:	63,240,907	63,240,907	-	-

Fidelity Flex® Freedom Blend 2040 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $62,057,722)	$63,240,907

Total Investment in Securities (cost $62,057,722)		$63,240,907
Receivable for investments sold		393,773
Receivable for fund shares sold		67,385
Total assets		63,702,065
Liabilities
Payable for investments purchased	$462,355
Payable for fund shares redeemed	31
Other payables and accrued expenses	492
Total Liabilities		462,878
Net Assets		$63,239,187
Net Assets consist of:
Paid in capital		$62,248,664
Total accumulated earnings (loss)		990,523
Net Assets		$63,239,187
Net Asset Value, offering price and redemption price per share ($63,239,187 ÷ 5,842,376 shares)		$10.82

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$260,076
Expenses
Independent trustees' fees and expenses	$106
Proxy	491
Total Expenses		597
Net Investment income (loss)		259,479
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	261,357
Capital gain distributions from underlying funds:
Affiliated issuers	65,474
Total net realized gain (loss)		326,831
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	144,997
Total change in net unrealized appreciation (depreciation)		144,997
Net gain (loss)		471,828
Net increase (decrease) in net assets resulting from operations		$731,307
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$259,479	$1,602,300
Net realized gain (loss)	326,831	(380,319)
Change in net unrealized appreciation (depreciation)	144,997	1,055,261
Net increase (decrease) in net assets resulting from operations	731,307	2,277,242
Distributions to shareholders	-	(1,942,493)

Share transactions
Proceeds from sales of shares	6,273,683	72,488,026
Reinvestment of distributions	-	1,942,493
Cost of shares redeemed	(6,792,203)	(12,584,779)

Net increase (decrease) in net assets resulting from share transactions	(518,520)	61,845,740
Total increase (decrease) in net assets	212,787	62,180,489

Net Assets
Beginning of period	63,026,400	845,911
End of period	$63,239,187	$63,026,400

Other Information
Shares
Sold	568,210	6,841,348
Issued in reinvestment of distributions	-	193,573
Redeemed	(613,257)	(1,217,606)
Net increase (decrease)	(45,047)	5,817,315

Financial Highlights
Fidelity Flex® Freedom Blend 2040 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.71	$12.07	$12.46	$8.46	$10.13	$10.66
Income from Investment Operations
Net investment income (loss) A,B	.04	.35	.35	.18	.23	.22
Net realized and unrealized gain (loss)	.07	(1.17) C	.18	4.51	(1.16)	- D
Total from investment operations	.11	(.82)	.53	4.69	(.93)	.22
Distributions from net investment income	-	(.29)	(.27)	(.18)	(.24)	(.22)
Distributions from net realized gain	-	(.25)	(.65)	(.50)	(.51)	(.53)
Total distributions	-	(.54)	(.92)	(.69) E	(.74) E	(.75)
Net asset value, end of period	$10.82	$10.71	$12.07	$12.46	$8.46	$10.13
Total Return F	1.03%	(6.56)%	3.91%	56.53%	(10.27)%	2.57%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J,K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	-% J,K	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J,K	-%	-%	-%	-%	-%
Net investment income (loss)	.80% J,K	3.39%	2.84%	1.67%	2.30%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$63,239	$63,026	$846	$158	$101	$113
Portfolio turnover rate L	27% K	44%	33%	18%	61%	20%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount represents less than .005%.

JProxy expenses are not annualized.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2045 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.1
Fidelity Series Blue Chip Growth Fund	10.9
Fidelity Series Emerging Markets Opportunities Fund	10.8
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series International Value Fund	6.7
Fidelity Series Long-Term Treasury Bond Index Fund	6.5
Fidelity Series Value Discovery Fund	5.2
82.1

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2045 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 48.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	477,406	6,468,845
Fidelity Series Commodity Strategy Fund (a)	4,519	447,871
Fidelity Series Large Cap Growth Index Fund (a)	242,420	4,089,633
Fidelity Series Large Cap Stock Fund (a)	246,071	4,503,091
Fidelity Series Large Cap Value Index Fund (a)	597,551	8,371,690
Fidelity Series Small Cap Core Fund (a)	2,049	20,244
Fidelity Series Small Cap Opportunities Fund (a)	165,747	2,045,318
Fidelity Series Value Discovery Fund (a)	210,875	3,087,205
TOTAL DOMESTIC EQUITY FUNDS (Cost $27,303,617)		29,033,897

International Equity Funds - 40.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	115,769	1,595,294
Fidelity Series Emerging Markets Fund (a)	201,481	1,603,786
Fidelity Series Emerging Markets Opportunities Fund (a)	392,518	6,425,522
Fidelity Series International Growth Fund (a)	262,612	3,973,321
Fidelity Series International Index Fund (a)	137,531	1,504,586
Fidelity Series International Small Cap Fund (a)	77,035	1,174,786
Fidelity Series International Value Fund (a)	359,555	3,951,509
Fidelity Series Overseas Fund (a)	340,396	3,975,828
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,855,232)		24,204,632

Bond Funds - 9.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	49,431	367,767
Fidelity Series Corporate Bond Fund (a)	30,742	267,145
Fidelity Series Emerging Markets Debt Fund (a)	11,569	82,719
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	2,993	27,150
Fidelity Series Floating Rate High Income Fund (a)	7,216	65,157
Fidelity Series Government Bond Index Fund (a)	44,377	391,848
Fidelity Series International Credit Fund (a)	6	47
Fidelity Series International Developed Markets Bond Index Fund (a)	431	3,608
Fidelity Series Investment Grade Bond Fund (a)	41,591	397,193
Fidelity Series Investment Grade Securitized Fund (a)	31,657	268,449
Fidelity Series Long-Term Treasury Bond Index Fund (a)	733,419	3,857,781
Fidelity Series Real Estate Income Fund (a)	8,998	84,041
TOTAL BOND FUNDS (Cost $6,681,226)		5,812,905

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.41% (a)(c)	89,838	89,838
Fidelity Series Short-Term Credit Fund (a)	2,244	21,632
Fidelity Series Treasury Bill Index Fund (a)	22,057	219,023
TOTAL SHORT-TERM FUNDS (Cost $330,632)		330,493

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $58,170,707)	59,381,927
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,265)
NET ASSETS - 100.0%	59,380,662

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	352,643	77,087	32,308	293	(1,560)	(28,095)	367,767
Fidelity Series Blue Chip Growth Fund	6,326,793	817,967	1,488,501	21,319	152,638	659,948	6,468,845
Fidelity Series Canada Fund	1,643,504	223,601	281,079	-	2,800	6,468	1,595,294
Fidelity Series Commodity Strategy Fund	423,479	100,441	74,313	10,587	(19,122)	17,386	447,871
Fidelity Series Corporate Bond Fund	254,904	59,506	33,402	5,406	(407)	(13,456)	267,145
Fidelity Series Emerging Markets Debt Fund	77,117	15,396	7,413	2,438	(109)	(2,272)	82,719
Fidelity Series Emerging Markets Debt Local Currency Fund	26,003	3,963	2,564	-	72	(324)	27,150
Fidelity Series Emerging Markets Fund	1,013,560	707,095	84,468	-	804	(33,205)	1,603,786
Fidelity Series Emerging Markets Opportunities Fund	6,323,683	948,617	801,431	-	(2,576)	(42,771)	6,425,522
Fidelity Series Floating Rate High Income Fund	56,837	12,500	5,226	2,692	5	1,041	65,157
Fidelity Series Government Bond Index Fund	374,929	88,483	48,899	5,335	(556)	(22,109)	391,848
Fidelity Series Government Money Market Fund 5.41%	211,956	65,407	187,525	5,422	-	-	89,838
Fidelity Series International Credit Fund	47	1	-	1	-	(1)	47
Fidelity Series International Developed Markets Bond Index Fund	-	3,707	-	8	-	(99)	3,608
Fidelity Series International Growth Fund	3,814,616	757,958	421,343	-	10,305	(188,215)	3,973,321
Fidelity Series International Index Fund	1,581,885	224,064	281,434	-	9,951	(29,880)	1,504,586
Fidelity Series International Small Cap Fund	1,197,252	143,844	107,683	-	1,545	(60,172)	1,174,786
Fidelity Series International Value Fund	3,805,334	600,989	582,338	-	1,392	126,132	3,951,509
Fidelity Series Investment Grade Bond Fund	383,123	87,533	51,544	7,914	(663)	(21,256)	397,193
Fidelity Series Investment Grade Securitized Fund	262,839	56,971	34,384	5,092	(449)	(16,528)	268,449
Fidelity Series Large Cap Growth Index Fund	4,008,041	472,591	746,246	9,763	59,067	296,180	4,089,633
Fidelity Series Large Cap Stock Fund	4,392,495	542,490	588,529	106,278	16,492	140,143	4,503,091
Fidelity Series Large Cap Value Index Fund	8,196,948	1,089,196	965,096	-	(6,419)	57,061	8,371,690
Fidelity Series Long-Term Treasury Bond Index Fund	3,590,356	1,234,118	352,088	56,787	(13,848)	(600,757)	3,857,781
Fidelity Series Overseas Fund	3,811,218	735,780	453,159	-	11,560	(129,571)	3,975,828
Fidelity Series Real Estate Income Fund	104,669	14,638	33,903	3,130	(2,732)	1,369	84,041
Fidelity Series Short-Term Credit Fund	20,641	1,016	-	297	-	(25)	21,632
Fidelity Series Small Cap Core Fund	52,396	29	30,538	15	(1)	(1,642)	20,244
Fidelity Series Small Cap Opportunities Fund	2,008,374	294,680	271,814	10,050	1,269	12,809	2,045,318
Fidelity Series Treasury Bill Index Fund	519,955	108,702	408,892	13,055	(365)	(377)	219,023
Fidelity Series Value Discovery Fund	3,002,897	432,002	393,150	-	(10,715)	56,171	3,087,205
	57,838,494	9,920,372	8,769,270	265,882	208,378	183,953	59,381,927

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	29,033,897	29,033,897	-	-

International Equity Funds	24,204,632	24,204,632	-	-

Bond Funds	5,812,905	5,812,905	-	-

Short-Term Funds	330,493	330,493	-	-
Total Investments in Securities:	59,381,927	59,381,927	-	-

Fidelity Flex® Freedom Blend 2045 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $58,170,707)	$59,381,927

Total Investment in Securities (cost $58,170,707)		$59,381,927
Receivable for investments sold		344,354
Receivable for fund shares sold		73,134
Total assets		59,799,415
Liabilities
Payable for investments purchased	$417,012
Payable for fund shares redeemed	1,212
Other payables and accrued expenses	529
Total Liabilities		418,753
Net Assets		$59,380,662
Net Assets consist of:
Paid in capital		$58,447,992
Total accumulated earnings (loss)		932,670
Net Assets		$59,380,662
Net Asset Value, offering price and redemption price per share ($59,380,662 ÷ 5,550,612 shares)		$10.70

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$203,945
Expenses
Independent trustees' fees and expenses	$97
Proxy	531
Total Expenses		628
Net Investment income (loss)		203,317
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	208,378
Capital gain distributions from underlying funds:
Affiliated issuers	61,937
Total net realized gain (loss)		270,315
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	183,953
Total change in net unrealized appreciation (depreciation)		183,953
Net gain (loss)		454,268
Net increase (decrease) in net assets resulting from operations		$657,585
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$203,317	$1,511,908
Net realized gain (loss)	270,315	(367,039)
Change in net unrealized appreciation (depreciation)	183,953	1,051,423
Net increase (decrease) in net assets resulting from operations	657,585	2,196,292
Distributions to shareholders	-	(1,857,945)

Share transactions
Proceeds from sales of shares	7,851,046	68,468,808
Reinvestment of distributions	-	1,857,945
Cost of shares redeemed	(6,966,466)	(13,793,353)

Net increase (decrease) in net assets resulting from share transactions	884,580	56,533,400
Total increase (decrease) in net assets	1,542,165	56,871,747

Net Assets
Beginning of period	57,838,497	966,750
End of period	$59,380,662	$57,838,497

Other Information
Shares
Sold	714,473	6,558,688
Issued in reinvestment of distributions	-	187,744
Redeemed	(639,342)	(1,352,139)
Net increase (decrease)	75,131	5,394,293

Financial Highlights
Fidelity Flex® Freedom Blend 2045 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.56	$11.91	$12.47	$8.46	$10.13	$10.66
Income from Investment Operations
Net investment income (loss) A,B	.04	.34	.36	.18	.23	.22
Net realized and unrealized gain (loss)	.10	(1.16) C	.18	4.51	(1.16)	- D
Total from investment operations	.14	(.82)	.54	4.69	(.93)	.22
Distributions from net investment income	-	(.29)	(.32)	(.19)	(.23)	(.22)
Distributions from net realized gain	-	(.24)	(.78)	(.49)	(.51)	(.53)
Total distributions	-	(.53)	(1.10)	(.68)	(.74)	(.75)
Net asset value, end of period	$10.70	$10.56	$11.91	$12.47	$8.46	$10.13
Total Return E	1.33%	(6.63)%	3.89%	56.58%	(10.26)%	2.55%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I,J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-% I,J	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I,J	-%	-%	-%	-%	-%
Net investment income (loss)	.69% I,J	3.40%	2.89%	1.67%	2.30%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$59,381	$57,838	$967	$158	$101	$113
Portfolio turnover rate K	29% I	47%	50%	18%	61%	20%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount represents less than .005%.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2050 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.1
Fidelity Series Blue Chip Growth Fund	10.9
Fidelity Series Emerging Markets Opportunities Fund	10.8
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series International Value Fund	6.7
Fidelity Series Long-Term Treasury Bond Index Fund	6.5
Fidelity Series Value Discovery Fund	5.2
82.1

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2050 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 48.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	360,221	4,880,993
Fidelity Series Commodity Strategy Fund (a)	3,410	337,991
Fidelity Series Large Cap Growth Index Fund (a)	182,916	3,085,786
Fidelity Series Large Cap Stock Fund (a)	185,670	3,397,757
Fidelity Series Large Cap Value Index Fund (a)	450,875	6,316,756
Fidelity Series Small Cap Core Fund (a)	1,547	15,286
Fidelity Series Small Cap Opportunities Fund (a)	125,063	1,543,273
Fidelity Series Value Discovery Fund (a)	159,113	2,329,418
TOTAL DOMESTIC EQUITY FUNDS (Cost $20,556,144)		21,907,260

International Equity Funds - 40.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	87,351	1,203,698
Fidelity Series Emerging Markets Fund (a)	152,023	1,210,105
Fidelity Series Emerging Markets Opportunities Fund (a)	296,170	4,848,303
Fidelity Series International Growth Fund (a)	198,149	2,997,990
Fidelity Series International Index Fund (a)	103,774	1,135,285
Fidelity Series International Small Cap Fund (a)	58,103	886,064
Fidelity Series International Value Fund (a)	271,298	2,981,565
Fidelity Series Overseas Fund (a)	256,839	2,999,885
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,005,218)		18,262,895

Bond Funds - 9.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	37,309	277,581
Fidelity Series Corporate Bond Fund (a)	23,197	201,581
Fidelity Series Emerging Markets Debt Fund (a)	8,722	62,363
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	2,250	20,411
Fidelity Series Floating Rate High Income Fund (a)	5,451	49,225
Fidelity Series Government Bond Index Fund (a)	33,485	295,670
Fidelity Series International Credit Fund (a)	6	47
Fidelity Series International Developed Markets Bond Index Fund (a)	317	2,654
Fidelity Series Investment Grade Bond Fund (a)	31,382	299,702
Fidelity Series Investment Grade Securitized Fund (a)	23,887	202,566
Fidelity Series Long-Term Treasury Bond Index Fund (a)	553,402	2,910,896
Fidelity Series Real Estate Income Fund (a)	6,799	63,503
TOTAL BOND FUNDS (Cost $5,049,720)		4,386,199

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.41% (a)(c)	67,860	67,860
Fidelity Series Short-Term Credit Fund (a)	1,680	16,195
Fidelity Series Treasury Bill Index Fund (a)	16,654	165,372
TOTAL SHORT-TERM FUNDS (Cost $249,515)		249,427

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $43,860,597)	44,805,781
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,145)
NET ASSETS - 100.0%	44,804,636

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	260,311	57,465	17,586	224	(225)	(22,384)	277,581
Fidelity Series Blue Chip Growth Fund	4,670,463	581,723	989,985	16,167	82,725	536,067	4,880,993
Fidelity Series Canada Fund	1,213,169	164,827	182,446	-	2,697	5,451	1,203,698
Fidelity Series Commodity Strategy Fund	312,573	73,821	47,886	8,029	(10,250)	9,733	337,991
Fidelity Series Corporate Bond Fund	188,164	44,024	20,043	4,116	(293)	(10,271)	201,581
Fidelity Series Emerging Markets Debt Fund	56,919	11,286	4,091	1,856	(15)	(1,736)	62,363
Fidelity Series Emerging Markets Debt Local Currency Fund	19,182	2,776	1,376	-	11	(182)	20,411
Fidelity Series Emerging Markets Fund	727,080	575,680	69,473	-	490	(23,672)	1,210,105
Fidelity Series Emerging Markets Opportunities Fund	4,688,962	672,200	482,682	-	11,571	(41,748)	4,848,303
Fidelity Series Floating Rate High Income Fund	41,949	9,291	2,828	2,051	11	802	49,225
Fidelity Series Government Bond Index Fund	276,757	65,619	29,351	4,064	(491)	(16,864)	295,670
Fidelity Series Government Money Market Fund 5.41%	156,614	45,027	133,781	4,162	-	-	67,860
Fidelity Series International Credit Fund	47	1	-	1	-	(1)	47
Fidelity Series International Developed Markets Bond Index Fund	-	2,727	-	6	-	(73)	2,654
Fidelity Series International Growth Fund	2,815,783	557,975	240,869	-	334	(135,233)	2,997,990
Fidelity Series International Index Fund	1,167,669	166,242	183,881	-	5,387	(20,132)	1,135,285
Fidelity Series International Small Cap Fund	883,794	104,920	58,048	-	(321)	(44,281)	886,064
Fidelity Series International Value Fund	2,808,895	439,004	365,517	-	1,478	97,705	2,981,565
Fidelity Series Investment Grade Bond Fund	282,815	64,892	31,257	6,018	(412)	(16,336)	299,702
Fidelity Series Investment Grade Securitized Fund	194,005	42,281	20,729	3,877	(346)	(12,645)	202,566
Fidelity Series Large Cap Growth Index Fund	2,958,751	338,695	482,517	7,531	30,710	240,147	3,085,786
Fidelity Series Large Cap Stock Fund	3,242,389	396,771	362,053	83,709	6,045	114,605	3,397,757
Fidelity Series Large Cap Value Index Fund	6,050,832	783,749	568,157	-	890	49,442	6,316,756
Fidelity Series Long-Term Treasury Bond Index Fund	2,650,377	926,344	196,927	43,235	(8,235)	(460,663)	2,910,896
Fidelity Series Overseas Fund	2,813,264	541,224	264,600	-	(729)	(89,274)	2,999,885
Fidelity Series Real Estate Income Fund	77,243	10,419	23,133	2,413	(1,770)	744	63,503
Fidelity Series Short-Term Credit Fund	14,809	1,405	-	223	-	(19)	16,195
Fidelity Series Small Cap Core Fund	38,873	34	22,400	11	(8)	(1,213)	15,286
Fidelity Series Small Cap Opportunities Fund	1,482,538	214,674	168,455	7,622	1,348	13,168	1,543,273
Fidelity Series Treasury Bill Index Fund	383,976	83,252	301,306	9,932	(279)	(271)	165,372
Fidelity Series Value Discovery Fund	2,216,594	313,371	238,112	-	(1,335)	38,900	2,329,418
	42,694,797	7,291,719	5,509,489	205,247	118,988	209,766	44,805,781

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	21,907,260	21,907,260	-	-

International Equity Funds	18,262,895	18,262,895	-	-

Bond Funds	4,386,199	4,386,199	-	-

Short-Term Funds	249,427	249,427	-	-
Total Investments in Securities:	44,805,781	44,805,781	-	-

Fidelity Flex® Freedom Blend 2050 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $43,860,597)	$44,805,781

Total Investment in Securities (cost $43,860,597)		$44,805,781
Receivable for investments sold		258,969
Receivable for fund shares sold		60,879
Total assets		45,125,629
Liabilities
Payable for investments purchased	$316,002
Payable for fund shares redeemed	4,404
Other payables and accrued expenses	587
Total Liabilities		320,993
Net Assets		$44,804,636
Net Assets consist of:
Paid in capital		$43,988,725
Total accumulated earnings (loss)		815,911
Net Assets		$44,804,636
Net Asset Value, offering price and redemption price per share ($44,804,636 ÷ 4,143,182 shares)		$10.81

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$156,463
Expenses
Independent trustees' fees and expenses	$74
Proxy	577
Total Expenses		651
Net Investment income (loss)		155,812
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	118,988
Capital gain distributions from underlying funds:
Affiliated issuers	48,784
Total net realized gain (loss)		167,772
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	209,766
Total change in net unrealized appreciation (depreciation)		209,766
Net gain (loss)		377,538
Net increase (decrease) in net assets resulting from operations		$533,350
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$155,812	$1,091,775
Net realized gain (loss)	167,772	(159,392)
Change in net unrealized appreciation (depreciation)	209,766	747,637
Net increase (decrease) in net assets resulting from operations	533,350	1,680,020
Distributions to shareholders	-	(1,358,796)

Share transactions
Proceeds from sales of shares	6,084,451	48,255,330
Reinvestment of distributions	-	1,358,796
Cost of shares redeemed	(4,507,960)	(7,902,829)

Net increase (decrease) in net assets resulting from share transactions	1,576,491	41,711,297
Total increase (decrease) in net assets	2,109,841	42,032,521

Net Assets
Beginning of period	42,694,795	662,274
End of period	$44,804,636	$42,694,795

Other Information
Shares
Sold	551,615	4,572,928
Issued in reinvestment of distributions	-	135,777
Redeemed	(406,880)	(765,027)
Net increase (decrease)	144,735	3,943,678

Financial Highlights
Fidelity Flex® Freedom Blend 2050 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.68	$12.09	$12.46	$8.46	$10.13	$10.66
Income from Investment Operations
Net investment income (loss) A,B	.04	.35	.39	.18	.23	.22
Net realized and unrealized gain (loss)	.09	(1.18) C	.14	4.50	(1.15)	- D
Total from investment operations	.13	(.83)	.53	4.68	(.92)	.22
Distributions from net investment income	-	(.29)	(.28)	(.18)	(.23)	(.22)
Distributions from net realized gain	-	(.29)	(.61)	(.50)	(.51)	(.53)
Total distributions	-	(.58)	(.90) E	(.68)	(.75) E	(.75)
Net asset value, end of period	$10.81	$10.68	$12.09	$12.46	$8.46	$10.13
Total Return F	1.22%	(6.62)%	3.89%	56.50%	(10.25)%	2.55%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J,K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	-% J,K	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J,K	-%	-%	-%	-%	-%
Net investment income (loss)	.69% J,K	3.39%	3.11%	1.67%	2.30%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$44,805	$42,695	$662	$158	$101	$113
Portfolio turnover rate L	24% J	40%	32%	19%	61%	20%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount represents less than .005%.

JAnnualized.

KProxy expenses are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2055 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.1
Fidelity Series Blue Chip Growth Fund	10.9
Fidelity Series Emerging Markets Opportunities Fund	10.8
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series International Value Fund	6.7
Fidelity Series Long-Term Treasury Bond Index Fund	6.5
Fidelity Series Value Discovery Fund	5.2
82.1

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2055 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 48.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	226,297	3,066,330
Fidelity Series Commodity Strategy Fund (a)	2,140	212,135
Fidelity Series Large Cap Growth Index Fund (a)	114,911	1,938,550
Fidelity Series Large Cap Stock Fund (a)	116,642	2,134,541
Fidelity Series Large Cap Value Index Fund (a)	283,250	3,968,334
Fidelity Series Small Cap Core Fund (a)	970	9,580
Fidelity Series Small Cap Opportunities Fund (a)	78,567	969,516
Fidelity Series Value Discovery Fund (a)	99,958	1,463,388
TOTAL DOMESTIC EQUITY FUNDS (Cost $12,982,095)		13,762,374

International Equity Funds - 40.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	54,877	756,208
Fidelity Series Emerging Markets Fund (a)	95,506	760,228
Fidelity Series Emerging Markets Opportunities Fund (a)	186,052	3,045,665
Fidelity Series International Growth Fund (a)	124,484	1,883,449
Fidelity Series International Index Fund (a)	65,185	713,124
Fidelity Series International Small Cap Fund (a)	36,518	556,901
Fidelity Series International Value Fund (a)	170,430	1,873,031
Fidelity Series Overseas Fund (a)	161,356	1,884,634
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,366,501)		11,473,240

Bond Funds - 9.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	23,431	174,323
Fidelity Series Corporate Bond Fund (a)	14,567	126,591
Fidelity Series Emerging Markets Debt Fund (a)	5,482	39,197
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	1,417	12,856
Fidelity Series Floating Rate High Income Fund (a)	3,420	30,882
Fidelity Series Government Bond Index Fund (a)	21,031	185,706
Fidelity Series International Credit Fund (a)	5	35
Fidelity Series International Developed Markets Bond Index Fund (a)	186	1,558
Fidelity Series Investment Grade Bond Fund (a)	19,711	188,239
Fidelity Series Investment Grade Securitized Fund (a)	15,001	127,210
Fidelity Series Long-Term Treasury Bond Index Fund (a)	347,642	1,828,595
Fidelity Series Real Estate Income Fund (a)	4,372	40,835
TOTAL BOND FUNDS (Cost $3,157,495)		2,756,027

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.41% (a)(c)	40,837	40,837
Fidelity Series Short-Term Credit Fund (a)	1,414	13,630
Fidelity Series Treasury Bill Index Fund (a)	10,274	102,016
TOTAL SHORT-TERM FUNDS (Cost $156,513)		156,483

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $27,662,604)	28,148,124
NET OTHER ASSETS (LIABILITIES) - 0.0%	(969)
NET ASSETS - 100.0%	28,147,155

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	153,486	41,438	6,701	137	(47)	(13,853)	174,323
Fidelity Series Blue Chip Growth Fund	2,753,735	456,120	503,194	10,049	34,031	325,638	3,066,330
Fidelity Series Canada Fund	715,326	126,825	89,727	-	2,620	1,164	756,208
Fidelity Series Commodity Strategy Fund	184,320	51,718	23,515	4,985	(4,970)	4,582	212,135
Fidelity Series Corporate Bond Fund	110,948	30,869	8,720	2,488	(168)	(6,338)	126,591
Fidelity Series Emerging Markets Debt Fund	33,572	8,235	1,504	1,122	(19)	(1,087)	39,197
Fidelity Series Emerging Markets Debt Local Currency Fund	11,317	2,181	513	-	8	(137)	12,856
Fidelity Series Emerging Markets Fund	462,640	343,263	29,572	-	249	(16,352)	760,228
Fidelity Series Emerging Markets Opportunities Fund	2,730,848	545,685	206,151	-	2,283	(27,000)	3,045,665
Fidelity Series Floating Rate High Income Fund	24,733	6,719	1,062	1,235	4	488	30,882
Fidelity Series Government Bond Index Fund	163,187	45,881	12,752	2,457	(244)	(10,366)	185,706
Fidelity Series Government Money Market Fund 5.41%	90,449	30,355	79,967	2,462	-	-	40,837
Fidelity Series International Credit Fund	35	1	-	1	-	(1)	35
Fidelity Series International Developed Markets Bond Index Fund	-	1,601	-	4	-	(43)	1,558
Fidelity Series International Growth Fund	1,660,295	410,213	99,786	-	735	(88,008)	1,883,449
Fidelity Series International Index Fund	688,506	127,859	92,794	-	2,356	(12,803)	713,124
Fidelity Series International Small Cap Fund	521,086	86,038	21,930	-	277	(28,570)	556,901
Fidelity Series International Value Fund	1,656,247	336,948	177,511	-	(590)	57,937	1,873,031
Fidelity Series Investment Grade Bond Fund	166,756	45,587	13,814	3,641	(230)	(10,060)	188,239
Fidelity Series Investment Grade Securitized Fund	114,399	29,900	9,092	2,343	(175)	(7,822)	127,210
Fidelity Series Large Cap Growth Index Fund	1,744,498	269,311	231,610	4,525	12,519	143,832	1,938,550
Fidelity Series Large Cap Stock Fund	1,911,820	308,754	153,926	51,263	3,954	63,939	2,134,541
Fidelity Series Large Cap Value Index Fund	3,567,700	623,528	246,262	-	1,441	21,927	3,968,334
Fidelity Series Long-Term Treasury Bond Index Fund	1,562,701	633,690	79,553	26,150	(2,505)	(285,738)	1,828,595
Fidelity Series Overseas Fund	1,658,810	399,497	114,058	-	544	(60,159)	1,884,634
Fidelity Series Real Estate Income Fund	45,567	8,494	12,549	1,492	(709)	32	40,835
Fidelity Series Short-Term Credit Fund	12,567	1,079	-	188	-	(16)	13,630
Fidelity Series Small Cap Core Fund	22,780	22	12,478	7	(47)	(697)	9,580
Fidelity Series Small Cap Opportunities Fund	874,150	162,839	74,261	4,738	696	6,092	969,516
Fidelity Series Treasury Bill Index Fund	224,503	58,327	180,488	5,939	(164)	(162)	102,016
Fidelity Series Value Discovery Fund	1,306,999	237,226	101,627	-	179	20,611	1,463,388
	25,173,980	5,430,203	2,585,117	125,226	52,028	77,030	28,148,124

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	13,762,374	13,762,374	-	-

International Equity Funds	11,473,240	11,473,240	-	-

Bond Funds	2,756,027	2,756,027	-	-

Short-Term Funds	156,483	156,483	-	-
Total Investments in Securities:	28,148,124	28,148,124	-	-

Fidelity Flex® Freedom Blend 2055 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $27,662,604)	$28,148,124

Total Investment in Securities (cost $27,662,604)		$28,148,124
Receivable for investments sold		152,130
Receivable for fund shares sold		62,724
Total assets		28,362,978
Liabilities
Payable for investments purchased	$205,305
Payable for fund shares redeemed	9,895
Other payables and accrued expenses	623
Total Liabilities		215,823
Net Assets		$28,147,155
Net Assets consist of:
Paid in capital		$27,756,477
Total accumulated earnings (loss)		390,678
Net Assets		$28,147,155
Net Asset Value, offering price and redemption price per share ($28,147,155 ÷ 2,626,487 shares)		$10.72

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$95,350
Expenses
Independent trustees' fees and expenses	$44
Proxy	624
Total Expenses		668
Net Investment income (loss)		94,682
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	52,028
Capital gain distributions from underlying funds:
Affiliated issuers	29,876
Total net realized gain (loss)		81,904
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	77,030
Total change in net unrealized appreciation (depreciation)		77,030
Net gain (loss)		158,934
Net increase (decrease) in net assets resulting from operations		$253,616
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$94,682	$610,016
Net realized gain (loss)	81,904	(66,280)
Change in net unrealized appreciation (depreciation)	77,030	396,686
Net increase (decrease) in net assets resulting from operations	253,616	940,422
Distributions to shareholders	-	(770,462)

Share transactions
Proceeds from sales of shares	5,407,121	28,461,214
Reinvestment of distributions	-	770,462
Cost of shares redeemed	(2,687,573)	(4,575,131)

Net increase (decrease) in net assets resulting from share transactions	2,719,548	24,656,545
Total increase (decrease) in net assets	2,973,164	24,826,505

Net Assets
Beginning of period	25,173,991	347,486
End of period	$28,147,155	$25,173,991

Other Information
Shares
Sold	493,534	2,723,802
Issued in reinvestment of distributions	-	77,694
Redeemed	(245,998)	(451,578)
Net increase (decrease)	247,536	2,349,918

Financial Highlights
Fidelity Flex® Freedom Blend 2055 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.58	$11.97	$12.47	$8.46	$10.13	$10.66
Income from Investment Operations
Net investment income (loss) A,B	.04	.35	.35	.18	.23	.22
Net realized and unrealized gain (loss)	.10	(1.17) C	.18	4.51	(1.15)	- D
Total from investment operations	.14	(.82)	.53	4.69	(.92)	.22
Distributions from net investment income	-	(.28)	(.29)	(.18)	(.24)	(.22)
Distributions from net realized gain	-	(.29)	(.74)	(.50)	(.51)	(.53)
Total distributions	-	(.57)	(1.03)	(.68)	(.75)	(.75)
Net asset value, end of period	$10.72	$10.58	$11.97	$12.47	$8.46	$10.13
Total Return E	1.32%	(6.60)%	3.84%	56.63%	(10.24)%	2.56%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I,J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-% I,J	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I,J	-%	-%	-%	-%	-%
Net investment income (loss)	.70% I,J	3.41%	2.77%	1.67%	2.30%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$28,147	$25,174	$347	$158	$101	$113
Portfolio turnover rate K	19% I	38%	39%	18%	61%	20%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount represents less than .005%.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2060 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.1
Fidelity Series Blue Chip Growth Fund	10.9
Fidelity Series Emerging Markets Opportunities Fund	10.8
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series International Value Fund	6.7
Fidelity Series Long-Term Treasury Bond Index Fund	6.5
Fidelity Series Value Discovery Fund	5.2
82.1

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2060 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 48.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	106,229	1,439,397
Fidelity Series Commodity Strategy Fund (a)	1,004	99,503
Fidelity Series Large Cap Growth Index Fund (a)	53,942	909,995
Fidelity Series Large Cap Stock Fund (a)	54,754	1,002,002
Fidelity Series Large Cap Value Index Fund (a)	132,964	1,862,825
Fidelity Series Small Cap Core Fund (a)	455	4,493
Fidelity Series Small Cap Opportunities Fund (a)	36,881	455,113
Fidelity Series Value Discovery Fund (a)	46,923	686,948
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,095,024)		6,460,276

International Equity Funds - 40.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	25,761	354,983
Fidelity Series Emerging Markets Fund (a)	44,833	356,867
Fidelity Series Emerging Markets Opportunities Fund (a)	87,332	1,429,617
Fidelity Series International Growth Fund (a)	58,436	884,136
Fidelity Series International Index Fund (a)	30,596	334,717
Fidelity Series International Small Cap Fund (a)	17,152	261,576
Fidelity Series International Value Fund (a)	80,001	879,210
Fidelity Series Overseas Fund (a)	75,744	884,691
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,316,519)		5,385,797

Bond Funds - 9.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	10,994	81,796
Fidelity Series Corporate Bond Fund (a)	6,836	59,402
Fidelity Series Emerging Markets Debt Fund (a)	2,575	18,410
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	668	6,056
Fidelity Series Floating Rate High Income Fund (a)	1,602	14,468
Fidelity Series Government Bond Index Fund (a)	9,870	87,152
Fidelity Series International Credit Fund (a)	5	35
Fidelity Series International Developed Markets Bond Index Fund (a)	80	672
Fidelity Series Investment Grade Bond Fund (a)	9,250	88,341
Fidelity Series Investment Grade Securitized Fund (a)	7,039	59,693
Fidelity Series Long-Term Treasury Bond Index Fund (a)	163,184	858,349
Fidelity Series Real Estate Income Fund (a)	2,087	19,490
TOTAL BOND FUNDS (Cost $1,470,066)		1,293,864

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.41% (a)(c)	18,122	18,122
Fidelity Series Short-Term Credit Fund (a)	874	8,423
Fidelity Series Treasury Bill Index Fund (a)	4,715	46,822
TOTAL SHORT-TERM FUNDS (Cost $73,349)		73,367

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $12,954,958)	13,213,304
NET OTHER ASSETS (LIABILITIES) - 0.0%	(443)
NET ASSETS - 100.0%	13,212,861

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	67,932	24,085	3,886	63	(39)	(6,296)	81,796
Fidelity Series Blue Chip Growth Fund	1,218,819	292,233	231,942	4,643	17,253	143,034	1,439,397
Fidelity Series Canada Fund	316,600	80,031	43,034	-	1,623	(237)	354,983
Fidelity Series Commodity Strategy Fund	81,583	29,994	11,909	2,301	(3,817)	3,652	99,503
Fidelity Series Corporate Bond Fund	49,107	17,860	4,594	1,128	(78)	(2,893)	59,402
Fidelity Series Emerging Markets Debt Fund	14,871	4,897	849	507	(7)	(502)	18,410
Fidelity Series Emerging Markets Debt Local Currency Fund	5,008	1,409	296	-	11	(76)	6,056
Fidelity Series Emerging Markets Fund	221,367	160,518	17,015	-	150	(8,153)	356,867
Fidelity Series Emerging Markets Opportunities Fund	1,192,041	356,892	107,321	-	4,078	(16,073)	1,429,617
Fidelity Series Floating Rate High Income Fund	10,941	3,918	614	560	4	219	14,468
Fidelity Series Government Bond Index Fund	72,228	26,504	6,744	1,114	(128)	(4,708)	87,152
Fidelity Series Government Money Market Fund 5.41%	38,831	17,550	38,259	1,087	-	-	18,122
Fidelity Series International Credit Fund	35	1	-	1	-	(1)	35
Fidelity Series International Developed Markets Bond Index Fund	-	690	-	2	-	(18)	672
Fidelity Series International Growth Fund	734,843	243,568	53,172	-	327	(41,430)	884,136
Fidelity Series International Index Fund	304,727	80,214	45,044	-	1,031	(6,211)	334,717
Fidelity Series International Small Cap Fund	230,616	56,917	12,664	-	44	(13,337)	261,576
Fidelity Series International Value Fund	733,041	206,249	85,508	-	(904)	26,332	879,210
Fidelity Series Investment Grade Bond Fund	73,810	26,460	7,227	1,650	(108)	(4,594)	88,341
Fidelity Series Investment Grade Securitized Fund	50,634	17,502	4,780	1,057	(102)	(3,561)	59,693
Fidelity Series Large Cap Growth Index Fund	772,123	177,985	109,550	2,043	4,459	64,978	909,995
Fidelity Series Large Cap Stock Fund	846,185	200,172	73,885	23,331	1,808	27,722	1,002,002
Fidelity Series Large Cap Value Index Fund	1,579,079	391,771	116,738	-	1,385	7,328	1,862,825
Fidelity Series Long-Term Treasury Bond Index Fund	691,665	342,063	43,861	11,856	(1,528)	(129,990)	858,349
Fidelity Series Overseas Fund	734,177	238,166	59,098	-	(241)	(28,313)	884,691
Fidelity Series Real Estate Income Fund	20,178	5,412	5,780	684	(145)	(175)	19,490
Fidelity Series Short-Term Credit Fund	7,942	491	-	116	-	(10)	8,423
Fidelity Series Small Cap Core Fund	9,998	11	5,177	3	(42)	(297)	4,493
Fidelity Series Small Cap Opportunities Fund	386,926	101,770	36,141	2,189	952	1,606	455,113
Fidelity Series Treasury Bill Index Fund	98,162	33,024	84,220	2,654	(76)	(68)	46,822
Fidelity Series Value Discovery Fund	578,489	150,963	51,299	-	(975)	9,770	686,948
	11,141,958	3,289,320	1,260,607	56,989	24,935	17,698	13,213,304

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	6,460,276	6,460,276	-	-

International Equity Funds	5,385,797	5,385,797	-	-

Bond Funds	1,293,864	1,293,864	-	-

Short-Term Funds	73,367	73,367	-	-
Total Investments in Securities:	13,213,304	13,213,304	-	-

Fidelity Flex® Freedom Blend 2060 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $12,954,958)	$13,213,304

Total Investment in Securities (cost $12,954,958)		$13,213,304
Receivable for investments sold		65,823
Receivable for fund shares sold		47,813
Receivable from investment adviser for expense reductions		335
Total assets		13,327,275
Liabilities
Payable for investments purchased	$100,408
Payable for fund shares redeemed	13,485
Other payables and accrued expenses	521
Total Liabilities		114,414
Net Assets		$13,212,861
Net Assets consist of:
Paid in capital		$12,996,824
Total accumulated earnings (loss)		216,037
Net Assets		$13,212,861
Net Asset Value, offering price and redemption price per share ($13,212,861 ÷ 1,244,431 shares)		$10.62

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$43,392
Expenses
Independent trustees' fees and expenses	$20
Proxy	520
Total expenses before reductions	540
Expense reductions	(335)
Total expenses after reductions		205
Net Investment income (loss)		43,187
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	24,935
Capital gain distributions from underlying funds:
Affiliated issuers	13,597
Total net realized gain (loss)		38,532
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	17,698
Total change in net unrealized appreciation (depreciation)		17,698
Net gain (loss)		56,230
Net increase (decrease) in net assets resulting from operations		$99,417
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,187	$246,454
Net realized gain (loss)	38,532	(21,704)
Change in net unrealized appreciation (depreciation)	17,698	227,648
Net increase (decrease) in net assets resulting from operations	99,417	452,398
Distributions to shareholders	(15,349)	(313,224)

Share transactions
Proceeds from sales of shares	3,490,650	12,346,076
Reinvestment of distributions	15,349	313,224
Cost of shares redeemed	(1,519,178)	(1,984,831)

Net increase (decrease) in net assets resulting from share transactions	1,986,821	10,674,469
Total increase (decrease) in net assets	2,070,889	10,813,643

Net Assets
Beginning of period	11,141,972	328,329
End of period	$13,212,861	$11,141,972

Other Information
Shares
Sold	321,670	1,198,183
Issued in reinvestment of distributions	1,451	31,818
Redeemed	(140,032)	(196,359)
Net increase (decrease)	183,089	1,033,642

Financial Highlights
Fidelity Flex® Freedom Blend 2060 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.50	$11.85	$12.46	$8.46	$10.13	$10.66
Income from Investment Operations
Net investment income (loss) A,B	.04	.34	.36	.18	.23	.22
Net realized and unrealized gain (loss)	.09	(1.14) C	.18	4.51	(1.15)	- D
Total from investment operations	.13	(.80)	.54	4.69	(.92)	.22
Distributions from net investment income	(.01)	(.27)	(.34)	(.18)	(.24)	(.22)
Distributions from net realized gain	(.01)	(.28)	(.81)	(.50)	(.51)	(.53)
Total distributions	(.01) E	(.55)	(1.15)	(.69) E	(.75)	(.75)
Net asset value, end of period	$10.62	$10.50	$11.85	$12.46	$8.46	$10.13
Total Return F,G	1.28%	(6.53)%	3.84%	56.58%	(10.24)%	2.55%
Ratios to Average Net Assets B,H,I
Expenses before reductions	-% J,K,L	-% J	-% J	-% J	-% J	-% J
Expenses net of fee waivers, if any J	-% K,L	-%	-%	-%	-%	-%
Expenses net of all reductions J	-% K,L	-%	-%	-%	-%	-%
Net investment income (loss)	.70% K,L	3.38%	2.81%	1.67%	2.30%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$13,213	$11,142	$328	$158	$101	$113
Portfolio turnover rate M	20% L	35%	31%	19%	62%	20%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAmount represents less than .005%.

KProxy expenses are not annualized.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2065 Fund
Investment Summary September 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.1
Fidelity Series Blue Chip Growth Fund	10.9
Fidelity Series Emerging Markets Opportunities Fund	10.8
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series International Value Fund	6.7
Fidelity Series Long-Term Treasury Bond Index Fund	6.5
Fidelity Series Value Discovery Fund	5.2
82.1

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2065 Fund
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 48.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	33,848	458,638
Fidelity Series Commodity Strategy Fund (a)	319	31,621
Fidelity Series Large Cap Growth Index Fund (a)	17,188	289,956
Fidelity Series Large Cap Stock Fund (a)	17,446	319,257
Fidelity Series Large Cap Value Index Fund (a)	42,365	593,534
Fidelity Series Small Cap Core Fund (a)	143	1,411
Fidelity Series Small Cap Opportunities Fund (a)	11,751	145,006
Fidelity Series Value Discovery Fund (a)	14,950	218,875
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,964,912)		2,058,298

International Equity Funds - 40.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	8,208	113,106
Fidelity Series Emerging Markets Fund (a)	14,285	113,712
Fidelity Series Emerging Markets Opportunities Fund (a)	27,822	455,449
Fidelity Series International Growth Fund (a)	18,620	281,714
Fidelity Series International Index Fund (a)	9,745	106,609
Fidelity Series International Small Cap Fund (a)	5,471	83,435
Fidelity Series International Value Fund (a)	25,487	280,098
Fidelity Series Overseas Fund (a)	24,134	281,890
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,710,994)		1,716,013

Bond Funds - 9.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	3,501	26,044
Fidelity Series Corporate Bond Fund (a)	2,176	18,907
Fidelity Series Emerging Markets Debt Fund (a)	821	5,873
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	214	1,942
Fidelity Series Floating Rate High Income Fund (a)	509	4,594
Fidelity Series Government Bond Index Fund (a)	3,143	27,750
Fidelity Series International Credit Fund (a)	4	28
Fidelity Series International Developed Markets Bond Index Fund (a)	22	186
Fidelity Series Investment Grade Bond Fund (a)	2,945	28,128
Fidelity Series Investment Grade Securitized Fund (a)	2,240	18,998
Fidelity Series Long-Term Treasury Bond Index Fund (a)	51,990	273,466
Fidelity Series Real Estate Income Fund (a)	701	6,547
TOTAL BOND FUNDS (Cost $460,411)		412,463

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	19	19
Fidelity Series Government Money Market Fund 5.41% (a)(d)	5,608	5,608
Fidelity Series Short-Term Credit Fund (a)	276	2,665
Fidelity Series Treasury Bill Index Fund (a)	1,512	15,017
TOTAL SHORT-TERM FUNDS (Cost $23,294)		23,309

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,159,611)	4,210,083
NET OTHER ASSETS (LIABILITIES) - 0.0%	(104)
NET ASSETS - 100.0%	4,209,979

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	19	-	-	-	-	-	19	0.0%
Total	19	-	-	-	-	-	19

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	16,755	11,549	370	19	-	(1,890)	26,044
Fidelity Series Blue Chip Growth Fund	300,610	163,911	46,830	1,431	3,102	37,845	458,638
Fidelity Series Canada Fund	78,087	43,802	8,586	-	351	(548)	113,106
Fidelity Series Commodity Strategy Fund	20,116	14,185	2,640	707	(29)	(11)	31,621
Fidelity Series Corporate Bond Fund	12,112	8,372	689	322	(20)	(868)	18,907
Fidelity Series Emerging Markets Debt Fund	3,679	2,425	69	145	(1)	(161)	5,873
Fidelity Series Emerging Markets Debt Local Currency Fund	1,236	757	24	-	1	(28)	1,942
Fidelity Series Emerging Markets Fund	65,104	54,112	2,578	-	8	(2,934)	113,712
Fidelity Series Emerging Markets Opportunities Fund	283,503	195,053	17,366	-	936	(6,677)	455,449
Fidelity Series Floating Rate High Income Fund	2,697	1,884	50	160	-	63	4,594
Fidelity Series Government Bond Index Fund	17,814	12,424	1,065	318	(34)	(1,389)	27,750
Fidelity Series Government Money Market Fund 5.41%	9,388	7,762	11,542	309	-	-	5,608
Fidelity Series International Credit Fund	28	1	-	1	-	(1)	28
Fidelity Series International Developed Markets Bond Index Fund	-	191	-	-	-	(5)	186
Fidelity Series International Growth Fund	181,246	120,478	6,003	-	217	(14,224)	281,714
Fidelity Series International Index Fund	75,161	43,147	9,524	-	216	(2,391)	106,609
Fidelity Series International Small Cap Fund	56,866	31,947	1,027	-	(1)	(4,350)	83,435
Fidelity Series International Value Fund	180,805	110,523	17,375	-	(468)	6,613	280,098
Fidelity Series Investment Grade Bond Fund	18,204	12,495	1,171	469	(31)	(1,369)	28,128
Fidelity Series Investment Grade Securitized Fund	12,489	8,338	731	302	(23)	(1,075)	18,998
Fidelity Series Large Cap Growth Index Fund	190,437	102,680	20,456	573	1,119	16,176	289,956
Fidelity Series Large Cap Stock Fund	208,719	115,407	11,196	6,982	(251)	6,578	319,257
Fidelity Series Large Cap Value Index Fund	389,482	221,569	17,134	-	(255)	(128)	593,534
Fidelity Series Long-Term Treasury Bond Index Fund	170,578	146,814	4,767	3,386	(54)	(39,105)	273,466
Fidelity Series Overseas Fund	181,085	118,327	7,188	-	335	(10,669)	281,890
Fidelity Series Real Estate Income Fund	4,984	3,030	1,354	206	(26)	(87)	6,547
Fidelity Series Short-Term Credit Fund	2,324	345	-	37	-	(4)	2,665
Fidelity Series Small Cap Core Fund	2,407	112	1,027	1	(18)	(63)	1,411
Fidelity Series Small Cap Opportunities Fund	95,444	55,966	6,405	675	3	(2)	145,006
Fidelity Series Treasury Bill Index Fund	24,020	15,347	24,312	748	(20)	(18)	15,017
Fidelity Series Value Discovery Fund	142,694	82,351	7,746	-	(235)	1,811	218,875
	2,748,074	1,705,304	229,225	16,791	4,822	(18,911)	4,210,064

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	2,058,298	2,058,298	-	-

International Equity Funds	1,716,013	1,716,013	-	-

Bond Funds	412,463	412,463	-	-

Short-Term Funds	23,309	23,309	-	-
Total Investments in Securities:	4,210,083	4,210,083	-	-

Fidelity Flex® Freedom Blend 2065 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $19)	$19
Other affiliated issuers (cost $4,159,592)	4,210,064

Total Investment in Securities (cost $4,159,611)		$4,210,083
Cash		1
Receivable for investments sold		26,666
Receivable for fund shares sold		18,309
Receivable from investment adviser for expense reductions		289
Total assets		4,255,348
Liabilities
Payable for investments purchased	$26,651
Payable for fund shares redeemed	18,373
Other payables and accrued expenses	345
Total Liabilities		45,369
Net Assets		$4,209,979
Net Assets consist of:
Paid in capital		$4,178,924
Total accumulated earnings (loss)		31,055
Net Assets		$4,209,979
Net Asset Value, offering price and redemption price per share ($4,209,979 ÷ 393,985 shares)		$10.69

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$12,723
Expenses
Independent trustees' fees and expenses	$5
Proxy	342
Total expenses before reductions	347
Expense reductions	(289)
Total expenses after reductions		58
Net Investment income (loss)		12,665
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	4,822
Capital gain distributions from underlying funds:
Affiliated issuers	4,068
Total net realized gain (loss)		8,890
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(18,911)
Total change in net unrealized appreciation (depreciation)		(18,911)
Net gain (loss)		(10,021)
Net increase (decrease) in net assets resulting from operations		$2,644
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,665	$47,208
Net realized gain (loss)	8,890	(17,245)
Change in net unrealized appreciation (depreciation)	(18,911)	60,543
Net increase (decrease) in net assets resulting from operations	2,644	90,506
Distributions to shareholders	(6,286)	(62,898)

Share transactions
Proceeds from sales of shares	1,772,828	2,828,986
Reinvestment of distributions	6,286	62,898
Cost of shares redeemed	(313,588)	(472,665)

Net increase (decrease) in net assets resulting from share transactions	1,465,526	2,419,219
Total increase (decrease) in net assets	1,461,884	2,446,827

Net Assets
Beginning of period	2,748,095	301,268
End of period	$4,209,979	$2,748,095

Other Information
Shares
Sold	162,284	274,970
Issued in reinvestment of distributions	590	6,311
Redeemed	(28,789)	(46,655)
Net increase (decrease)	134,085	234,626

Financial Highlights
Fidelity Flex® Freedom Blend 2065 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.57	$11.92	$12.47	$8.42	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.33	.35	.18	.22
Net realized and unrealized gain (loss)	.10 D	(1.15) D	.19	4.51	(1.46)
Total from investment operations	.14	(.82)	.54	4.69	(1.24)
Distributions from net investment income	(.01)	(.25)	(.32)	(.18)	(.22)
Distributions from net realized gain	(.01)	(.28)	(.76)	(.45)	(.12)
Total distributions	(.02)	(.53)	(1.09) E	(.64) E	(.34)
Net asset value, end of period	$10.69	$10.57	$11.92	$12.47	$8.42
Total Return F,G	1.34%	(6.62)%	3.86%	56.66%	(13.10)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.01% J,K	-% L	-% L	-% L	-% K,L
Expenses net of fee waivers, if any L	-% J,K	-%	-%	-%	-% K
Expenses net of all reductions L	-% J,K	-%	-%	-%	-% K
Net investment income (loss)	.72% J,K	3.24%	2.78%	1.67%	2.88% K
Supplemental Data
Net assets, end of period (000 omitted)	$4,210	$2,748	$301	$136	$87
Portfolio turnover rate M	13% K	34%	31%	19%	208% K

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JProxy expenses are not annualized.

KAnnualized.

LAmount represents less than .005%.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended September 30, 2023

1. Organization.
Fidelity Flex Freedom Blend Income Fund, Fidelity Flex Freedom Blend 2005 Fund, Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund and Fidelity Flex Freedom Blend 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds are available only to certain fee-based accounts and advisory programs offered by Fidelity. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of September 30, 2023 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Flex Freedom Blend Income Fund	$1,201,533	$9,783	$(55,110)	$(45,327)
Fidelity Flex Freedom Blend 2005 Fund	3,248,413	30,416	(205,069)	(174,653)
Fidelity Flex Freedom Blend 2010 Fund	5,817,511	76,755	(372,635)	(295,880)
Fidelity Flex Freedom Blend 2015 Fund	11,211,714	204,046	(694,895)	(490,849)
Fidelity Flex Freedom Blend 2020 Fund	39,854,812	925,018	(2,632,967)	(1,707,949)
Fidelity Flex Freedom Blend 2025 Fund	63,068,942	1,753,845	(3,977,712)	(2,223,867)
Fidelity Flex Freedom Blend 2030 Fund	76,208,174	2,423,736	(4,243,577)	(1,819,841)
Fidelity Flex Freedom Blend 2035 Fund	76,763,474	3,047,981	(3,311,954)	(263,973)
Fidelity Flex Freedom Blend 2040 Fund	62,525,889	2,860,513	(2,145,495)	715,018
Fidelity Flex Freedom Blend 2045 Fund	58,639,997	2,761,874	(2,019,944)	741,930
Fidelity Flex Freedom Blend 2050 Fund	44,188,529	2,077,301	(1,460,049)	617,252
Fidelity Flex Freedom Blend 2055 Fund	27,863,814	1,228,430	(944,120)	284,310
Fidelity Flex Freedom Blend 2060 Fund	13,052,116	572,990	(411,802)	161,188
Fidelity Flex Freedom Blend 2065 Fund	4,189,880	160,262	(140,059)	20,203

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Flex Freedom Blend Income Fund	$(119,007)	$(13,821)	$(132,828)
Fidelity Flex Freedom Blend 2005 Fund	(47,506)	(639)	(48,145)
Fidelity Flex Freedom Blend 2010 Fund	(109,507)	-	(109,507)
Fidelity Flex Freedom Blend 2015 Fund	(350,395)	-	(350,395)
Fidelity Flex Freedom Blend 2020 Fund	(655,936)	-	(655,936)
Fidelity Flex Freedom Blend 2025 Fund	(247,098)	-	(247,098)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2022 to March 31, 2023. Loss deferrals were as follows:

Capital losses
Fidelity Flex Freedom Blend 2030 Fund	$(363,767)
Fidelity Flex Freedom Blend 2035 Fund	(258,223)
Fidelity Flex Freedom Blend 2040 Fund	(137,695)
Fidelity Flex Freedom Blend 2045 Fund	(108,163)
Fidelity Flex Freedom Blend 2050 Fund	(4,218)

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Freedom Blend Income Fund	427,906	59,545
Fidelity Flex Freedom Blend 2005 Fund	266,771	369,654
Fidelity Flex Freedom Blend 2010 Fund	495,462	639,658
Fidelity Flex Freedom Blend 2015 Fund	1,126,919	1,190,890
Fidelity Flex Freedom Blend 2020 Fund	3,726,494	7,422,499
Fidelity Flex Freedom Blend 2025 Fund	6,919,433	15,714,343
Fidelity Flex Freedom Blend 2030 Fund	8,869,189	14,419,521
Fidelity Flex Freedom Blend 2035 Fund	12,651,300	14,146,027
Fidelity Flex Freedom Blend 2040 Fund	8,599,296	8,791,143
Fidelity Flex Freedom Blend 2045 Fund	9,920,372	8,769,270
Fidelity Flex Freedom Blend 2050 Fund	7,291,719	5,509,489
Fidelity Flex Freedom Blend 2055 Fund	5,430,203	2,585,117
Fidelity Flex Freedom Blend 2060 Fund	3,289,320	1,260,607
Fidelity Flex Freedom Blend 2065 Fund	1,705,304	229,225

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services and the Funds do not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Funds, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statement of Net Assets.

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Flex Freedom Blend Income Fund	2,954	93
Fidelity Flex Freedom Blend 2005 Fund	2,465	78
Fidelity Flex Freedom Blend 2010 Fund	2,086	64
Fidelity Flex Freedom Blend 2015 Fund	2,189	64
Fidelity Flex Freedom Blend 2020 Fund	5,664	64
Fidelity Flex Freedom Blend 2025 Fund	4,136	92
Fidelity Flex Freedom Blend 2030 Fund	7,347	(43)

6. Expense Reductions.
The investment adviser contractually agreed to reimburse certain Funds to the extent proxy and shareholder meeting expenses exceeded .003% of average net assets on an annual basis. This reimbursement will remain in place through July 31, 2025. During the period this reimbursement reduced each applicable Fund's expenses as follows:

Reimbursement
Fidelity Flex Freedom Blend Income Fund	$15
Fidelity Flex Freedom Blend 2060 Fund	335
Fidelity Flex Freedom Blend 2065 Fund	289

7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 to September 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period- C April 1, 2023 to September 30, 2023

Fidelity Flex® Freedom Blend Income Fund	-%-D
Actual		$ 1,000	$ 982.40	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Fidelity Flex® Freedom Blend 2005 Fund	-%-D
Actual		$ 1,000	$ 981.70	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Fidelity Flex® Freedom Blend 2010 Fund	-%-D
Actual		$ 1,000	$ 983.00	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Fidelity Flex® Freedom Blend 2015 Fund	-%-D
Actual		$ 1,000	$ 984.50	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Fidelity Flex® Freedom Blend 2020 Fund	-%-D
Actual		$ 1,000	$ 984.60	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Fidelity Flex® Freedom Blend 2025 Fund	-%-D
Actual		$ 1,000	$ 987.40	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Fidelity Flex® Freedom Blend 2030 Fund	-%-D
Actual		$ 1,000	$ 993.70	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Fidelity Flex® Freedom Blend 2035 Fund	-%-D
Actual		$ 1,000	$ 1,002.90	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Fidelity Flex® Freedom Blend 2040 Fund	-%-D
Actual		$ 1,000	$ 1,010.30	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Fidelity Flex® Freedom Blend 2045 Fund	-%-D
Actual		$ 1,000	$ 1,013.30	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Fidelity Flex® Freedom Blend 2050 Fund	-%-D
Actual		$ 1,000	$ 1,012.20	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Fidelity Flex® Freedom Blend 2055 Fund	-%-D
Actual		$ 1,000	$ 1,013.20	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Fidelity Flex® Freedom Blend 2060 Fund	-%-D
Actual		$ 1,000	$ 1,012.80	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Fidelity Flex® Freedom Blend 2065 Fund	-%-D
Actual		$ 1,000	$ 1,013.40	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex Freedom Blend Funds
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In considering whether to renew the Advisory Contract for each fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.
Nature, Extent, and Quality of Services Provided. The Board considered FMR's staffing as it relates to the funds, including the backgrounds of investment personnel, and also considered FMR's implementation of the funds' investment program and experience. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the absolute investment performance of each fund, as well as each fund's relative investment performance. The Board noted that the funds are available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that each fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that each fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of each fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that each fund does not pay a management fee and concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the funds were not relevant to the renewal of the Advisory Contracts because the funds pay no advisory fees and FMR or an affiliate bears all expenses of the funds, with limited exceptions.
Economies of Scale. The Board concluded that because the funds pay no advisory fees and FMR or an affiliate bears all expenses of the funds with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the funds' Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed through September 30, 2024.

1.9884227.106
XFC-SANN-1123

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 21, 2023